                                                     REGISTRATION NO. 333-17663
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 31
                                      TO
                                   FORM S-6

                               -----------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                SEPARATE ACCOUNT FP          MARK PEARSON,
                         OF             CHIEF EXECUTIVE OFFICER
                 AXA EQUITABLE LIFE        AXA EQUITABLE LIFE
                 INSURANCE COMPANY         INSURANCE COMPANY
               (EXACT NAME OF TRUST)       1290 AVENUE OF THE
                                                AMERICAS
                 AXA EQUITABLE LIFE     NEW YORK, NEW YORK 10104
                 INSURANCE COMPANY        (NAME AND ADDRESS OF
              (EXACT NAME OF DEPOSITOR)    AGENT FOR SERVICE)

                 1290 AVENUE OF THE
                      AMERICAS
              NEW YORK, NEW YORK 10104
              (ADDRESS OF DEPOSITOR'S
                PRINCIPAL EXECUTIVE
                      OFFICES)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                   SHANE DALY                          WITH A COPY TO:
  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL   CHRISTOPHER E. PALMER, ESQ.
      AXA EQUITABLE LIFE INSURANCE COMPANY           GOODWIN PROCTER LLP
          1290 AVENUE OF THE AMERICAS             901 NEW YORK AVENUE, N.W.
            NEW YORK, NEW YORK 10104               WASHINGTON, D.C. 20001

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2015 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) of Rule 485

[_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                     NOTE

This Post Effective Amendment No. 31 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of AXA Equitable Life Insurance Company "AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplements to the Incentive Life Plus(R) prospectuses. The supplements contain year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(R), Incentive Life PlusSM or Special Offer Policy prospectus, or any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT FOR INCENTIVE LIFE PLUS(R) DATED MAY 1, 2015


--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."



Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



              Copyright 2015 AXA Equitable Life Insurance Company

                             All rights reserved.


                                                                        #792866

PORTFOLIOS OF THE TRUSTS


-------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                                  INVESTMENT MANAGER (OR         VOLATILITY
 NAME                OBJECTIVE                                                     SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.              .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.              .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                        Management Group, LLC
  ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                                   Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital                Management Group, LLC
                     appreciation.
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a combination      .   AXA Equitable Funds
  MULTI-SECTOR BOND  of current income and capital appreciation.                       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP GROWTH                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of capital.                 .   AXA Equitable Funds
  CAP VALUE                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION/(1)/    asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION/(1)/    asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION/(1)/    asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION/(1)/    asset mix. Total return includes capital growth and               Management Group, LLC
                     income.


----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                         INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE   Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  GROWTH-ALT 15      with a greater emphasis on current income.                     Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and current income.   .   AXA Equitable Funds
  ALT 20                                                                            Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  AGGRESSIVE-ALT 25  with a greater emphasis on capital appreciation.               Management Group, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                         INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation with an    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY         in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   Massachusetts Financial
                                                                                    Services Company d/b/a
                                                                                    MFS Investment Management
                                                                                .   Hirayama Investments, LLC
                                                                                .   WHV Investments
----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-term growth of    .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      income, accompanied by growth of capital with an               Management Group, LLC
  VOLATILITY         emphasis on risk-adjusted returns and managing volatility  .   BlackRock Investment
                     in the Portfolio.                                              Management, LLC
                                                                                .   Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                         INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Capital Guardian Trust
                                                                                    Company
                                                                                .   Institutional Capital LLC
                                                                                .   Thornburg Investment
                                                                                    Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED     emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY         in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Marsico Capital
                                                                                    Management, LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Wells Capital Management,
                                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Massachusetts Financial
                                                                                    Services Company d/b/a
                                                                                    MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital appreciation with an    .   AXA Equitable Funds        (check mark)
  MANAGED            emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY/(/*/)/  in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of capital.              .   AllianceBernstein L.P.
  GROWTH/(2)/
----------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.                     .   Loomis, Sayles & Company,
  GROWTH                                                                            L.P.
----------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and secondarily,     .   BlackRock Investment
  VALUE EQUITY       income.                                                        Management, LLC
----------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and income to achieve an     .   Boston Advisors, LLC
  EQUITY INCOME      above-average and consistent total return.
----------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.           .   Calvert Investment
  RESPONSIBLE                                                                       Management Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of capital.              .   Capital Guardian Trust
  RESEARCH                                                                          Company
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                             INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                      SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     3000(R) Index, including reinvestment of dividends, at a
                     risk level consistent with that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that           .   SSgA Funds Management,
                     approximates the total return performance of the Barclays          Inc.
                     Intermediate U.S. Government/Credit Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit
                     Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
                     approximates the total return performance of the
                     Standard & Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Standard & Poor's 500
                     Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                         .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                        .   GAMCO Asset Management,
  COMPANY VALUE                                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current income.            .   AXA Equitable Funds
                                                                                        Management Group, LLC
                                                                                    .   BlackRock Investment
                                                                                        Management, LLC
                                                                                    .   First International
                                                                                        Advisors, LLC
                                                                                    .   Wells Capital Management,
                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that           .   AXA Equitable Funds
  GOVERNMENT BOND    approximates the total return performance of the Barclays          Management Group, LLC
                     Intermediate U.S. Government Bond Index, including             .   SSgA Funds Management,
                     reinvestment of dividends, at a risk level consistent with         Inc.
                     that of the Barclays Intermediate U.S. Government Bond
                     Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that         .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% DJ EURO STOXX 50 Index, 25%
                     FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                     200 Index, including reinvestment of dividends, at a risk
                     level consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and income.                    .   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.               .   J.P. Morgan Investment
  OPPORTUNITIES                                                                         Management Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that           .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 1000(R) Growth Index, including reinvestment of
                     dividends at a risk level consistent with that of the Russell
                     1000(R) Growth Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that           .   SSgA Funds Management,
  INDEX              approximates the total return performance of the                   Inc.
                     Russell 1000(R) Value Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 1000(R) Value Index.
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                               INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                        SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                           .   Massachusetts Financial
  INTERNATIONAL                                                                           Services Company d/b/a
  GROWTH                                                                                  MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                     approximates the total return performance of the Standard &          Inc.
                     Poor's Mid Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the Standard
                     & Poor's Mid Cap 400 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve         .   The Dreyfus Corporation
                     its assets and maintain liquidity.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                                 .   Morgan Stanley Investment
  MID CAP GROWTH                                                                          Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of traditional money        .   Pacific Investment
  SHORT BOND         market products while maintaining an emphasis on                     Management Company LLC
                     preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with             .   AllianceBernstein L.P.
                     moderate risk to capital.                                        .   AXA Equitable Funds
                                                                                          Management Group, LLC
                                                                                      .   Pacific Investment
                                                                                          Management Company LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before expenses)      .   AllianceBernstein L.P.
  INDEX              the total return of the Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and              .   T. Rowe Price Associates,
  GROWTH STOCK       secondarily, income.                                                 Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital appreciation       .   UBS Global Asset
  INCOME             with income as a secondary consideration.                            Management (Americas) Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                       .   Wells Capital Management,
  OMEGA GROWTH                                                                            Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.                    .   AXA Equitable Funds
  AGGRESSIVE EQUITY                                                                       Management Group, LLC
                                                                                      .   AllianceBernstein L.P.
                                                                                      .   ClearBridge Investments,
                                                                                          LLC
                                                                                      .   Marsico Capital
                                                                                          Management, LLC
                                                                                      .   Scotia Institutional
                                                                                          Asset Management US, Ltd.
                                                                                      .   T. Rowe Price Associates,
                                                                                          Inc.
                                                                                      .   Westfield Capital
                                                                                          Management Company, L.P.
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                        INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and     .   AXA Equitable Funds
  BOND               capital appreciation, consistent with a prudent level of      Management Group, LLC
                     risk.                                                     .   BlackRock Financial
                                                                                   Management, Inc.
                                                                               .   DoubleLine Capital LP
                                                                               .   Pacific Investment
                                                                                   Management Company LLC
                                                                               .   SSgA Funds Management,
                                                                                   Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  CAP GROWTH                                                                       Management Group, LLC
                                                                               .   AllianceBernstein L.P.
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
                                                                               .   Franklin Advisers, Inc.
                                                                               .   Wellington Management
                                                                                   Company, LLP
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  CAP VALUE                                                                        Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill Capital
                                                                                   Management, Inc.
                                                                               .   Knightsbridge Asset
                                                                                   Management, LLC
                                                                               .   Lord, Abbett & Co. LLC
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  TECHNOLOGY                                                                       Management Group, LLC
                                                                               .   Allianz Global Investors
                                                                                   U.S. LLC
                                                                               .   SSgA Funds Management,
                                                                                   Inc.
                                                                               .   Wellington Management
                                                                                   Company, LLP

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                          INVESTMENT MANAGER
 PORTFOLIO NAME -                                                              (OR SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE
 INSURANCE PRODUCTS
 (VIP) - SERVICE                                                               INVESTMENT MANAGER
 CLASS 2 PORTFOLIO                                                             (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -                                                                INVESTMENT MANAGER
 CLASS 2 PORTFOLIO                                                               (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                                                   APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                          Services, LLC
---------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                               .   Franklin Advisory
  VALUE VIP FUND                                                                     Services, LLC
---------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
---------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                     LLC
---------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                       .   Templeton Asset
  DEVELOPING                                                                         Management Ltd.
  MARKETS VIP FUND
---------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND VIP FUND      of capital. Capital appreciation is a secondary
                     consideration.
---------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                             .   Templeton Global Advisors
  VIP FUND                                                                           Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE                                                    INVESTMENT MANAGER
 SHARES PORTFOLIO                                           (OR SUB-ADVISER(S), AS
 NAME                OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

---------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE                                                              INVESTMENT MANAGER
 INSURANCE PORTFOLIOS                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME        OBJECTIVE                                                 APPLICABLE)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY   To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                     Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH     To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME               high current income and capital appreciation.                 Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID      To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                         Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE                                           INVESTMENT MANAGER
 INSURANCE PORTFOLIOS                                         (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME        OBJECTIVE                              APPLICABLE)
--------------------------------------------------------------------------------------------
IVY FUNDS VIP          To seek to provide growth of capital.  .   Waddell & Reed Investment
  SCIENCE AND                                                     Management Company
  TECHNOLOGY                                                      (WRIMCO)
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL    To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                      Management Company
                                                                  (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -
 SERVICE CLASS                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK
  PORTFOLIO/(3)/
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADVISOR CLASS                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                    INVESTMENT MANAGER (OR
 INC. PORTFOLIO NAME  OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term capital  .   T. Rowe Price Associates,
  EQUITY INCOME       growth primarily through investments in stocks.                  Inc.
  PORTFOLIO - II
-----------------------------------------------------------------------------------------------------------------

 VAN ECK VIP TRUST                                                              INVESTMENT MANAGER
 - S CLASS                                                                      (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                  APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------

(1)This Portfolio will be available on or about May 22, 2015, subject to regulatory approval.
(2)This information reflects the Portfolio's name change effective on or about May 22, 2015, subject to regulatory approval. The Portfolio's name in effect until on or about May 22, 2015, is EQ/AllianceBernstein Small Cap Growth.
(3)This Portfolio is the "surviving Portfolio" in the planned merger of MFS(R) Investors Growth Stock Series (the "replaced Portfolio") which occurred earlier this year. The name of the surviving Portfolio will be reflected on AXA Equitable's system on or about May 22, 2015.


(*)For this Portfolio only, we offer Class IA Shares -- not Class IB Shares.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).


(1)(A) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all contracts or policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. ACTUAL FEES AND EXPENSES ARE LIKELY TO FLUCTUATE FROM YEAR TO YEAR. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.

-------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2014 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees,  Lowest Highest
service fees and/or other expenses)/(1)/                               0.62%  2.98%
-------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2014, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2016 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2016. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



   -------------------------------------------------------------------------
    PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
    NET ASSETS
   -------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2014 after   Lowest Highest
   the effect of Expense Limitation Arrangements/(/*/)/       0.62%  1.61%
   -------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund Portfolio.

(5) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $577.7 billion in assets as of December 31, 2014. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(6) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 BY MAIL:

  At the Post Office Box for our Administrative Office:

  AXA Equitable -- AXA Life Operations Center

  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

  At the Street Address for our Administrative Office:

  AXA Equitable -- AXA Life Operations Center

  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------

 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378

--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.


We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(8) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)  TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.


3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income beginning in 2014.


Even though this section in the Supplement discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies beginning in 2014 to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.




(10) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(11) CHANGES TO THE WAY YOUR MONTHLY COST OF INSURANCE CHARGE REDUCTION IS CALCULATED

Currently, after your policy has been in force for a certain number of years, you are eligible for a non-guaranteed reduction in the monthly cost of insurance charge applied to your policy. The amount of this reduction is calculated as a percentage of your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed. Please see your most recent prospectus for more details, including (i) the number of years your policy must be in force in order to be eligible for this reduction and (ii) the applicable percentage reduction, which increases over time up to a specified maximum amount.

Starting on your next policy anniversary that falls on or after April 1, 2015, we are changing the way we calculate the reduction in your monthly cost of insurance charge. The amount of the reduction will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's guaranteed interest option ("GIO")* on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

PLEASE NOTE THAT IF YOUR INCENTIVE LIFE PLUS(R) POLICY WAS ISSUED IN NEW YORK, THIS CHANGE MAY NOT APPLY. To determine if this change applies to your policy or if you would like additional information about this change, please contact our Administrative Office.

* The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account" or "Guaranteed Interest Division".

(12) MATURITY. If the insured person is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.


It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(13) CYBERSECURITY. Our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.

(14) FINANCIAL STATEMENTS. The financial statements of the Separate Account at December 31, 2014 and for each of the two years in the period ended
December 31, 2014, and the consolidated financial statements of AXA Equitable at December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(15) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2014..............  F-3
   Statements of Operations for the Year Ended December 31, 2014........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2014 and 2013......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2014 and 2013..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2014, 2013 and 2012................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2014, 2013 and 2012...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2014,
     2013 and 2012......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2014, 2013 and 2012................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 20, 2015

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014


                                                                                 ALL ASSET
                                                 ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                             AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                             ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value.................................     $3,443,000      $17,621,082     $2,537,803       $30,541,439
Receivable for shares of the Portfolios sold             --               --             --            35,293
Receivable for policy-related transactions..          1,799          154,150            739                --
                                                 ----------      -----------     ----------       -----------
   Total assets.............................      3,444,799       17,775,232      2,538,542        30,576,732
                                                 ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..................................          1,774          154,150            714                --
Payable for policy-related transactions.....             --               --             --            35,294
                                                 ----------      -----------     ----------       -----------
   Total liabilities........................          1,774          154,150            714            35,294
                                                 ----------      -----------     ----------       -----------
NET ASSETS..................................     $3,443,025      $17,621,082     $2,537,828       $30,541,438
                                                 ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values....................     $3,443,014      $17,620,679     $2,537,809       $30,532,813
Retained by AXA Equitable in Separate
 Account FP.................................             11              403             19             8,625
                                                 ----------      -----------     ----------       -----------
TOTAL NET ASSETS............................     $3,443,025      $17,621,082     $2,537,828       $30,541,438
                                                 ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at
 cost.......................................     $3,496,054      $17,411,827     $2,583,486       $26,680,079
The Portfolios shares held
   Class B..................................        289,422          910,896        229,250                --
   Class II.................................             --               --             --         1,538,612
   Class 4..................................             --               --             --                --

                                                 AMERICAN FUNDS
                                              INSURANCE SERIES(R)      AMERICAN FUNDS
                                                  GLOBAL SMALL       INSURANCE SERIES(R)
                                             CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                             ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value.................................       $1,828,773            $3,903,725
Receivable for shares of the Portfolios sold               --                   798
Receivable for policy-related transactions..            2,116                    --
                                                   ----------            ----------
   Total assets.............................        1,830,889             3,904,523
                                                   ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..................................            2,016                    --
Payable for policy-related transactions.....               --                   798
                                                   ----------            ----------
   Total liabilities........................            2,016                   798
                                                   ----------            ----------
NET ASSETS..................................       $1,828,873            $3,903,725
                                                   ==========            ==========

NET ASSETS:
Accumulation unit values....................       $1,828,861            $3,903,557
Retained by AXA Equitable in Separate
 Account FP.................................               12                   168
                                                   ----------            ----------
TOTAL NET ASSETS............................       $1,828,873            $3,903,725
                                                   ==========            ==========

Investments in shares of the Portfolios, at
 cost.......................................       $1,820,015            $4,511,508
The Portfolios shares held
   Class B..................................               --                    --
   Class II.................................               --                    --
   Class 4..................................           70,554               189,870

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                               AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                 VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*     ALLOCATION*
                               --------------- --------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,065,282      $5,575,826       $2,546,346     $142,781,297  $19,802,055    $36,181,038
Receivable for shares of the
 Portfolios sold..............           --              24           23,995               --           --             --
Receivable for policy-related
 transactions.................        4,147              51               --           51,544       52,663         73,758
                                 ----------      ----------       ----------     ------------  -----------    -----------
   Total assets...............    3,069,429       5,575,901        2,570,341      142,832,841   19,854,718     36,254,796
                                 ----------      ----------       ----------     ------------  -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        4,097              --               --           51,545       52,663         73,758
Payable for policy-related
 transactions.................           --              --           23,945               --           --             --
                                 ----------      ----------       ----------     ------------  -----------    -----------
   Total liabilities..........        4,097              --           23,945           51,545       52,663         73,758
                                 ----------      ----------       ----------     ------------  -----------    -----------
NET ASSETS....................   $3,065,332      $5,575,901       $2,546,396     $142,781,296  $19,802,055    $36,181,038
                                 ==========      ==========       ==========     ============  ===========    ===========

NET ASSETS:
Accumulation unit values......   $3,065,312      $5,575,880       $2,546,375     $142,730,710  $19,802,054    $36,178,375
Retained by AXA Equitable in
 Separate Account FP..........           20              21               21           50,586            1          2,663
                                 ----------      ----------       ----------     ------------  -----------    -----------
TOTAL NET ASSETS..............   $3,065,332      $5,575,901       $2,546,396     $142,781,296  $19,802,055    $36,181,038
                                 ==========      ==========       ==========     ============  ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $2,802,712      $5,050,158       $2,407,758     $127,617,002  $18,469,456    $36,660,087
The Portfolios shares held
   Class A....................           --              --               --        5,618,118           --      2,701,019
   Class B....................      148,729         290,650          135,367        7,079,511    1,399,020      1,085,350

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014


                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS  AXA GLOBAL EQUITY  AXA GROWTH
                                       GROWTH STRATEGY*    STRATEGY*          ALLOCATION*      MANAGED VOLATILITY* STRATEGY*
                                       ---------------- ---------------- --------------------- ------------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $5,395,326       $1,929,511         $34,967,093         $153,335,191     $34,422,231
Receivable for shares of the
 Portfolios sold......................        34,246               --                  --               27,388              --
Receivable for policy-related
 transactions.........................            --               --             136,436                   --          88,053
                                          ----------       ----------         -----------         ------------     -----------
   Total assets.......................     5,429,572        1,929,511          35,103,529          153,362,579      34,510,284
                                          ----------       ----------         -----------         ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................            --               --             136,436                   --          88,053
Payable for policy-related
 transactions.........................        34,246               --                  --               27,381              --
                                          ----------       ----------         -----------         ------------     -----------
   Total liabilities..................        34,246               --             136,436               27,381          88,053
                                          ----------       ----------         -----------         ------------     -----------
NET ASSETS............................    $5,395,326       $1,929,511         $34,967,093         $153,335,198     $34,422,231
                                          ==========       ==========         ===========         ============     ===========

NET ASSETS:
Accumulation unit values..............    $5,395,320       $1,929,511         $34,964,387         $153,292,425     $34,422,230
Retained by AXA Equitable in Separate
 Account FP...........................             6               --               2,706               42,773               1
                                          ----------       ----------         -----------         ------------     -----------
TOTAL NET ASSETS......................    $5,395,326       $1,929,511         $34,967,093         $153,335,198     $34,422,231
                                          ==========       ==========         ===========         ============     ===========

Investments in shares of the
 Portfolios, at cost..................    $5,075,298       $1,884,474         $34,250,872         $126,742,071     $31,158,834
The Portfolios shares held
   Class A............................            --               --           1,994,214            2,130,511              --
   Class B............................       401,732          162,798           1,516,207            8,185,611       2,158,272

                                       AXA INTERNATIONAL
                                         CORE MANAGED
                                          VOLATILITY*
                                       -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $69,547,744
Receivable for shares of the
 Portfolios sold......................             --
Receivable for policy-related
 transactions.........................         28,092
                                          -----------
   Total assets.......................     69,575,836
                                          -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         28,052
Payable for policy-related
 transactions.........................             --
                                          -----------
   Total liabilities..................         28,052
                                          -----------
NET ASSETS............................    $69,547,784
                                          ===========

NET ASSETS:
Accumulation unit values..............    $69,477,272
Retained by AXA Equitable in Separate
 Account FP...........................         70,512
                                          -----------
TOTAL NET ASSETS......................    $69,547,784
                                          ===========

Investments in shares of the
 Portfolios, at cost..................    $68,076,694
The Portfolios shares held
   Class A............................      1,694,329
   Class B............................      5,594,163

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                       AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                    AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                   MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                   ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................     $1,626,922         $86,952,094      $28,941,884     $254,864,268
Receivable for shares of the Portfolios sold......             --                  --           42,434          104,275
Receivable for policy-related transactions........          1,902              29,780               --               --
                                                       ----------         -----------      -----------     ------------
   Total assets...................................      1,628,824          86,981,874       28,984,318      254,968,543
                                                       ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....          1,852              29,775               --               --
Payable for policy-related transactions...........             --                  --           42,434          104,179
                                                       ----------         -----------      -----------     ------------
   Total liabilities..............................          1,852              29,775           42,434          104,179
                                                       ----------         -----------      -----------     ------------
NET ASSETS........................................     $1,626,972         $86,952,099      $28,941,884     $254,864,364
                                                       ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values..........................     $1,626,933         $86,929,440      $28,905,810     $254,743,163
Accumulation nonunitized..........................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP..             39              22,659           36,074          121,201
                                                       ----------         -----------      -----------     ------------
TOTAL NET ASSETS..................................     $1,626,972         $86,952,099      $28,941,884     $254,864,364
                                                       ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost..     $1,677,062         $86,009,188      $22,941,392     $150,684,353
The Portfolios shares held
   Class A........................................             --           1,480,561          576,655        1,633,598
   Class B........................................        132,637           5,826,186        2,550,233        7,750,109

                                                   AXA LARGE CAP  AXA MID CAP
                                                   VALUE MANAGED VALUE MANAGED
                                                    VOLATILITY*   VOLATILITY*
                                                   ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $425,976,393  $221,773,733
Receivable for shares of the Portfolios sold......       46,279       196,496
Receivable for policy-related transactions........           --            --
                                                   ------------  ------------
   Total assets...................................  426,022,672   221,970,229
                                                   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....           --            --
Payable for policy-related transactions...........        8,636       196,489
                                                   ------------  ------------
   Total liabilities..............................        8,636       196,489
                                                   ------------  ------------
NET ASSETS........................................ $426,014,036  $221,773,740
                                                   ============  ============

NET ASSETS:
Accumulation unit values.......................... $425,687,857  $221,735,829
Accumulation nonunitized..........................      198,948            --
Retained by AXA Equitable in Separate Account FP..      127,231        37,911
                                                   ------------  ------------
TOTAL NET ASSETS.................................. $426,014,036  $221,773,740
                                                   ============  ============

Investments in shares of the Portfolios, at cost.. $340,878,320  $130,838,389
The Portfolios shares held
   Class A........................................   18,233,968    13,553,616
   Class B........................................    8,703,095       843,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                    AXA MODERATE    AXA MODERATE   AXA MODERATE-PLUS AXA/LOOMIS SAYLES
                                                    ALLOCATION*   GROWTH STRATEGY*    ALLOCATION*         GROWTH*
                                                   -------------- ---------------- ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $1,001,281,884   $72,533,599      $440,271,623       $23,783,568
Receivable for shares of the Portfolios sold......        450,641            --            77,212            70,019
Receivable for policy-related transactions........             --       122,199                --                --
                                                   --------------   -----------      ------------       -----------
   Total assets...................................  1,001,732,525    72,655,798       440,348,835        23,853,587
                                                   --------------   -----------      ------------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....             --       122,199                --                --
Payable for policy-related transactions...........        943,939            --            77,084            70,019
                                                   --------------   -----------      ------------       -----------
   Total liabilities..............................        943,939       122,199            77,084            70,019
                                                   --------------   -----------      ------------       -----------
NET ASSETS........................................ $1,000,788,586   $72,533,599      $440,271,751       $23,783,568
                                                   ==============   ===========      ============       ===========

NET ASSETS:
Accumulation unit values.......................... $  997,673,565   $72,533,597      $440,245,741       $23,782,652
Accumulation nonunitized..........................      2,984,591            --                --                --
Retained by AXA Equitable in Separate Account FP..        130,430             2            26,010               916
                                                   --------------   -----------      ------------       -----------
TOTAL NET ASSETS.................................. $1,000,788,586   $72,533,599      $440,271,751       $23,783,568
                                                   ==============   ===========      ============       ===========

Investments in shares of the Portfolios, at cost.. $  974,063,876   $65,645,041      $409,829,408       $26,865,727
The Portfolios shares held
   Class A........................................     59,478,008            --        18,253,383         1,489,756
   Class B........................................     11,199,592     4,734,935        21,260,033         2,690,244
   Class III......................................             --            --                --                --

                                                     BLACKROCK GLOBAL      CHARTER/SM/
                                                   ALLOCATION V.I. FUND MULTI-SECTOR BOND*
                                                   -------------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................     $ 9,834,685         $ 94,934,584
Receivable for shares of the Portfolios sold......         401,048                1,580
Receivable for policy-related transactions........              --                   --
                                                       -----------         ------------
   Total assets...................................      10,235,733           94,936,164
                                                       -----------         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....              --                   --
Payable for policy-related transactions...........         401,048               31,914
                                                       -----------         ------------
   Total liabilities..............................         401,048               31,914
                                                       -----------         ------------
NET ASSETS........................................     $ 9,834,685         $ 94,904,250
                                                       ===========         ============

NET ASSETS:
Accumulation unit values..........................     $ 9,833,113         $ 94,341,500
Accumulation nonunitized..........................              --              499,926
Retained by AXA Equitable in Separate Account FP..           1,572               62,824
                                                       -----------         ------------
TOTAL NET ASSETS..................................     $ 9,834,685         $ 94,904,250
                                                       ===========         ============

Investments in shares of the Portfolios, at cost..     $10,571,581         $107,186,899
The Portfolios shares held
   Class A........................................              --           20,298,166
   Class B........................................              --            4,417,304
   Class III......................................         694,050                   --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                       CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/ALLIANCEBERNSTEIN EQ/BLACKROCK BASIC
                                         CAP GROWTH*       CAP VALUE*       SMALL CAP GROWTH*     VALUE EQUITY*
                                       ---------------   ---------------   -------------------- ------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $12,005,341       $31,963,779         $210,786,759        $220,345,641
Receivable for shares of the
 Portfolios sold......................            --                --              477,116             336,447
Receivable for policy-related
 transactions.........................         1,498             3,506                   --                  --
                                         -----------       -----------         ------------        ------------
   Total assets.......................    12,006,839        31,967,285          211,263,875         220,682,088
                                         -----------       -----------         ------------        ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         1,498             3,493                   --                  --
Payable for policy-related
 transactions.........................            --                --              477,103             336,447
                                         -----------       -----------         ------------        ------------
   Total liabilities..................         1,498             3,493              477,103             336,447
                                         -----------       -----------         ------------        ------------
NET ASSETS............................   $12,005,341       $31,963,792         $210,786,772        $220,345,641
                                         ===========       ===========         ============        ============

NET ASSETS:
Accumulation unit values..............   $12,003,813       $31,900,343         $210,754,104        $220,273,796
Retained by AXA Equitable in Separate
 Account FP...........................         1,528            63,449               32,668              71,845
                                         -----------       -----------         ------------        ------------
TOTAL NET ASSETS......................   $12,005,341       $31,963,792         $210,786,772        $220,345,641
                                         ===========       ===========         ============        ============

Investments in shares of the
 Portfolios, at cost..................   $ 9,260,082       $22,720,777         $171,222,710        $150,048,020
The Portfolios shares held
   Class A............................            --           925,650            7,228,402           1,878,369
   Class B............................     1,006,241         1,160,372            3,529,255           8,342,247

                                       EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                         EQUITY INCOME*      RESPONSIBLE*
                                       ------------------ -------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $20,378,256         $1,709,303
Receivable for shares of the
 Portfolios sold......................          4,278                 --
Receivable for policy-related
 transactions.........................             --              3,058
                                          -----------         ----------
   Total assets.......................     20,382,534          1,712,361
                                          -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --              3,058
Payable for policy-related
 transactions.........................          4,278                 --
                                          -----------         ----------
   Total liabilities..................          4,278              3,058
                                          -----------         ----------
NET ASSETS............................    $20,378,256         $1,709,303
                                          ===========         ==========

NET ASSETS:
Accumulation unit values..............    $20,377,569         $1,580,232
Retained by AXA Equitable in Separate
 Account FP...........................            687            129,071
                                          -----------         ----------
TOTAL NET ASSETS......................    $20,378,256         $1,709,303
                                          ===========         ==========

Investments in shares of the
 Portfolios, at cost..................    $18,761,791         $1,272,024
The Portfolios shares held
   Class A............................        792,796             24,238
   Class B............................      2,291,780            113,363

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                                     EQ/GAMCO
                                       EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                            RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS* COMPANY VALUE*
                                       ------------------- -------------- ----------- ------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $108,888,433     $1,638,318,418 $53,018,743 $743,276,962  $14,034,914   $156,518,596
Receivable for shares of the
 Portfolios sold......................          24,694                 --          --   19,265,534      189,984         42,375
Receivable for policy-related
 transactions.........................              --             55,624      13,919           --           --             --
                                          ------------     -------------- ----------- ------------  -----------   ------------
   Total assets.......................     108,913,127      1,638,374,042  53,032,662  762,542,496   14,224,898    156,560,971
                                          ------------     -------------- ----------- ------------  -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................              --          1,488,787      13,904           --           --             --
Payable for policy-related
 transactions.........................          24,694                 --          --   19,237,823      189,984         42,375
                                          ------------     -------------- ----------- ------------  -----------   ------------
   Total liabilities..................          24,694          1,488,787      13,904   19,237,823      189,984         42,375
                                          ------------     -------------- ----------- ------------  -----------   ------------
NET ASSETS............................    $108,888,433     $1,636,885,255 $53,018,758 $743,304,673  $14,034,914   $156,518,596
                                          ============     ============== =========== ============  ===========   ============

NET ASSETS:
Accumulation unit values..............    $108,753,438     $1,632,960,333 $53,001,645 $742,738,929  $14,034,239   $156,517,258
Accumulation nonunitized..............              --          3,841,353          --      522,690           --             --
Retained by AXA Equitable in Separate
 Account FP...........................         134,995             83,569      17,113       43,054          675          1,338
                                          ------------     -------------- ----------- ------------  -----------   ------------
TOTAL NET ASSETS......................    $108,888,433     $1,636,885,255 $53,018,758 $743,304,673  $14,034,914   $156,518,596
                                          ============     ============== =========== ============  ===========   ============

Investments in shares of the
 Portfolios, at cost..................    $ 71,226,253     $1,183,879,951 $53,358,892 $505,570,962  $13,894,121   $117,296,875
The Portfolios shares held
   Class A............................         748,910         55,082,423   3,072,273   15,700,843       48,960         81,456
   Class B............................       4,479,780          7,316,590   2,240,088    5,284,786    1,041,769      2,730,095

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                       EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO      EQ/JPMORGAN
                                       BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*   VALUE OPPORTUNITIES*
                                       ----------- ---------------- ---------------- ----------- --------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $20,316,771   $85,457,372      $307,651,017   $25,192,273     $32,449,747
Receivable for shares of the
 Portfolios sold......................          --            --                --            --              --
Receivable for policy-related
 transactions.........................         282     1,587,740                --        58,661           1,378
                                       -----------   -----------      ------------   -----------     -----------
   Total assets.......................  20,317,053    87,045,112       307,651,017    25,250,934      32,451,125
                                       -----------   -----------      ------------   -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         282     1,806,265            27,895        58,661           1,378
Payable for policy-related
 transactions.........................          --            --            64,930            --              --
                                       -----------   -----------      ------------   -----------     -----------
   Total liabilities..................         282     1,806,265            92,825        58,661           1,378
                                       -----------   -----------      ------------   -----------     -----------
NET ASSETS............................ $20,316,771   $85,238,847      $307,558,192   $25,192,273     $32,449,747
                                       ===========   ===========      ============   ===========     ===========

NET ASSETS:
Accumulation unit values.............. $20,315,845   $85,142,926      $307,201,529   $25,185,922     $32,349,708
Accumulation nonunitized..............          --        78,240           306,130            --              --
Retained by AXA Equitable in Separate
 Account FP...........................         926        17,681            50,533         6,351         100,039
                                       -----------   -----------      ------------   -----------     -----------
TOTAL NET ASSETS...................... $20,316,771   $85,238,847      $307,558,192   $25,192,273     $32,449,747
                                       ===========   ===========      ============   ===========     ===========

Investments in shares of the
 Portfolios, at cost.................. $21,794,201   $83,748,420      $342,888,507   $22,411,173     $22,711,990
The Portfolios shares held
   Class A............................   1,233,762     6,431,287        28,893,418       869,898         107,534
   Class B............................     971,899     1,870,036         6,067,554       803,284       1,931,179

                                       EQ/LARGE CAP
                                       GROWTH INDEX*
                                       -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $131,724,470
Receivable for shares of the
 Portfolios sold......................      206,373
Receivable for policy-related
 transactions.........................           --
                                       ------------
   Total assets.......................  131,930,843
                                       ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --
Payable for policy-related
 transactions.........................      206,373
                                       ------------
   Total liabilities..................      206,373
                                       ------------
NET ASSETS............................ $131,724,470
                                       ============

NET ASSETS:
Accumulation unit values.............. $131,664,941
Accumulation nonunitized..............           --
Retained by AXA Equitable in Separate
 Account FP...........................       59,529
                                       ------------
TOTAL NET ASSETS...................... $131,724,470
                                       ============

Investments in shares of the
 Portfolios, at cost.................. $ 95,477,780
The Portfolios shares held
   Class A............................    1,273,202
   Class B............................    9,512,534

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                     EQ/MFS                                  EQ/MORGAN
                                                     EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                     VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                     ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value.............................................. $19,150,166   $37,393,763  $116,590,689 $175,467,212   $49,806,602
Receivable for shares of the Portfolios sold........          --            --       104,403           --            --
Receivable for policy-related transactions..........      10,986         5,833            --           --        29,521
                                                     -----------   -----------  ------------ ------------   -----------
   Total assets.....................................  19,161,152    37,399,596   116,695,092  175,467,212    49,836,123
                                                     -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased......      11,016         5,833            --    2,395,853        29,522
Payable for policy-related transactions.............          --            --       104,403    5,217,056            --
                                                     -----------   -----------  ------------ ------------   -----------
   Total liabilities................................      11,016         5,833       104,403    7,612,909        29,522
                                                     -----------   -----------  ------------ ------------   -----------
NET ASSETS.......................................... $19,150,136   $37,393,763  $116,590,689 $167,854,303   $49,806,601
                                                     ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................ $19,136,014   $37,393,569  $116,568,730 $167,320,642   $49,805,946
Accumulation nonunitized............................          --            --            --      501,268            --
Retained by AXA Equitable in Separate Account FP....      14,122           194        21,959       32,393           655
                                                     -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS.................................... $19,150,136   $37,393,763  $116,590,689 $167,854,303   $49,806,601
                                                     ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost.... $14,869,141   $35,963,572  $ 78,506,164 $175,467,338   $48,390,886
The Portfolios shares held
   Class A..........................................   1,219,036            --     2,219,734  132,714,222     1,454,321
   Class B..........................................   1,034,028     5,610,847     6,522,709   42,683,981     1,349,523

                                                     EQ/PIMCO ULTRA
                                                      SHORT BOND*
                                                     --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value..............................................  $36,532,893
Receivable for shares of the Portfolios sold........           --
Receivable for policy-related transactions..........       32,408
                                                      -----------
   Total assets.....................................   36,565,301
                                                      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased......       32,408
Payable for policy-related transactions.............           --
                                                      -----------
   Total liabilities................................       32,408
                                                      -----------
NET ASSETS..........................................  $36,532,893
                                                      ===========

NET ASSETS:
Accumulation unit values............................  $36,530,881
Accumulation nonunitized............................           --
Retained by AXA Equitable in Separate Account FP....        2,012
                                                      -----------
TOTAL NET ASSETS....................................  $36,532,893
                                                      ===========

Investments in shares of the Portfolios, at cost....  $36,935,533
The Portfolios shares held
   Class A..........................................    1,776,428
   Class B..........................................    1,929,918

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014


                                                   EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                   BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                   ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $63,509,521  $73,802,655     $64,703,301     $11,001,086   $94,355,676
Receivable for shares of the Portfolios sold......          --       34,006              --           2,035       879,190
Receivable for policy-related transactions........          --           --          46,390              --            --
                                                   -----------  -----------     -----------     -----------   -----------
   Total assets...................................  63,509,521   73,836,661      64,749,691      11,003,121    95,234,866
                                                   -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         742           --          46,390              --            --
Payable for policy-related transactions...........       9,936       34,007              --           2,035       879,190
                                                   -----------  -----------     -----------     -----------   -----------
   Total liabilities..............................      10,678       34,007          46,390           2,035       879,190
                                                   -----------  -----------     -----------     -----------   -----------
NET ASSETS........................................ $63,498,843  $73,802,654     $64,703,301     $11,001,086   $94,355,676
                                                   ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values.......................... $63,405,781  $73,777,308     $64,589,865     $11,000,991   $94,306,662
Accumulation nonunitized..........................      42,305           --              --              --            --
Retained by AXA Equitable in Separate Account FP..      50,757       25,346         113,436              95        49,014
                                                   -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS.................................. $63,498,843  $73,802,654     $64,703,301     $11,001,086   $94,355,676
                                                   ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost.. $66,850,164  $63,568,644     $45,129,045     $ 8,219,850   $97,830,892
The Portfolios shares held
   Class A........................................   4,914,919    3,900,422          66,961              --     1,076,518
   Class B........................................   2,531,543    2,407,248       1,732,352       1,121,293     7,404,323
   Service Class 2................................          --           --              --              --            --

                                                   FIDELITY(R) VIP
                                                    ASSET MANAGER:
                                                   GROWTH PORTFOLIO
                                                   ----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................    $1,482,577
Receivable for shares of the Portfolios sold......         9,300
Receivable for policy-related transactions........            --
                                                      ----------
   Total assets...................................     1,491,877
                                                      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....            --
Payable for policy-related transactions...........         9,300
                                                      ----------
   Total liabilities..............................         9,300
                                                      ----------
NET ASSETS........................................    $1,482,577
                                                      ==========

NET ASSETS:
Accumulation unit values..........................    $1,481,771
Accumulation nonunitized..........................            --
Retained by AXA Equitable in Separate Account FP..           806
                                                      ----------
TOTAL NET ASSETS..................................    $1,482,577
                                                      ==========

Investments in shares of the Portfolios, at cost..    $1,219,990
The Portfolios shares held
   Class A........................................            --
   Class B........................................            --
   Service Class 2................................        78,278

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                          FIDELITY(R) VIP FIDELITY(R) VIP   FIDELITY(R)                         FIDELITY(R) VIP
                                           CONTRAFUND(R)   EQUITY-INCOME    VIP GROWTH &   FIDELITY(R) VIP HIGH INVESTMENT GRADE
                                             PORTFOLIO       PORTFOLIO    INCOME PORTFOLIO   INCOME PORTFOLIO    BOND PORTFOLIO
                                          --------------- --------------- ---------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $87,944,966     $1,011,726       $7,537,673         $5,043,450         $8,320,035
Receivable for shares of the Portfolios
 sold....................................       368,430             --               --          2,270,493             22,021
Receivable for policy-related
 transactions............................            --             --            3,295                 --                 --
                                            -----------     ----------       ----------         ----------         ----------
   Total assets..........................    88,313,396      1,011,726        7,540,968          7,313,943          8,342,056
                                            -----------     ----------       ----------         ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            3,295                 --                 --
Payable for policy-related transactions..       368,430             --               --          2,270,493             22,021
                                            -----------     ----------       ----------         ----------         ----------
   Total liabilities.....................       368,430             --            3,295          2,270,493             22,021
                                            -----------     ----------       ----------         ----------         ----------
NET ASSETS...............................   $87,944,966     $1,011,726       $7,537,673         $5,043,450         $8,320,035
                                            ===========     ==========       ==========         ==========         ==========

NET ASSETS:
Accumulation unit values.................   $87,938,140     $1,006,996       $7,536,821         $5,043,332         $8,319,233
Accumulation nonunitized.................            --             --               --                 --                 --
Retained by AXA Equitable in Separate
 Account FP..............................         6,826          4,730              852                118                802
                                            -----------     ----------       ----------         ----------         ----------
TOTAL NET ASSETS.........................   $87,944,966     $1,011,726       $7,537,673         $5,043,450         $8,320,035
                                            ===========     ==========       ==========         ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $74,632,586     $  937,669       $6,549,642         $5,464,129         $8,268,328
The Portfolios shares held
   Service Class 2.......................     2,396,321         42,456          368,951            940,942            665,071

                                           FIDELITY(R) VIP
                                          MID CAP PORTFOLIO
                                          -----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $32,757,977
Receivable for shares of the Portfolios
 sold....................................        910,206
Receivable for policy-related
 transactions............................             --
                                             -----------
   Total assets..........................     33,668,183
                                             -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --
Payable for policy-related transactions..        910,206
                                             -----------
   Total liabilities.....................        910,206
                                             -----------
NET ASSETS...............................    $32,757,977
                                             ===========

NET ASSETS:
Accumulation unit values.................    $32,742,038
Accumulation nonunitized.................             --
Retained by AXA Equitable in Separate
 Account FP..............................         15,939
                                             -----------
TOTAL NET ASSETS.........................    $32,757,977
                                             ===========

Investments in shares of the Portfolios,
 at cost.................................    $30,339,528
The Portfolios shares held
   Service Class 2.......................        889,196

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                                 FIDELITY(R) VIP
                                                           FIDELITY(R) VIP MONEY FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL
                                                             MARKET PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND
                                                           --------------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value....       $999,490          $1,532,798        $322,852       $11,541,844
Receivable for shares of the Portfolios sold..............             --              18,047          12,387           239,101
Receivable for policy-related transactions................             --                  --              --                --
                                                                 --------          ----------        --------       -----------
   Total assets...........................................        999,490           1,550,845         335,239        11,780,945
                                                                 --------          ----------        --------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased............             --                  --              --                --
Payable for policy-related transactions...................             --              18,047          12,387           239,101
                                                                 --------          ----------        --------       -----------
   Total liabilities......................................             --              18,047          12,387           239,101
                                                                 --------          ----------        --------       -----------
NET ASSETS................................................       $999,490          $1,532,798        $322,852       $11,541,844
                                                                 ========          ==========        ========       ===========

NET ASSETS:
Accumulation unit values..................................       $999,393          $1,518,717        $322,619       $11,541,783
Retained by AXA Equitable in Separate Account FP..........             97              14,081             233                61
                                                                 --------          ----------        --------       -----------
TOTAL NET ASSETS..........................................       $999,490          $1,532,798        $322,852       $11,541,844
                                                                 ========          ==========        ========       ===========

Investments in shares of the Portfolios, at cost..........       $999,490          $1,371,125        $241,753       $ 9,326,007
The Portfolios shares held
   Class 2................................................             --                  --              --           510,701
   Service Class 2........................................        999,489              96,463          21,129                --

                                                           FRANKLIN RISING    FRANKLIN
                                                              DIVIDENDS      SMALL CAP
                                                              VIP FUND     VALUE VIP FUND
                                                           --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value....   $53,365,263     $5,652,905
Receivable for shares of the Portfolios sold..............            --          5,528
Receivable for policy-related transactions................        51,677             --
                                                             -----------     ----------
   Total assets...........................................    53,416,940      5,658,433
                                                             -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased............        51,677             --
Payable for policy-related transactions...................            --          5,528
                                                             -----------     ----------
   Total liabilities......................................        51,677          5,528
                                                             -----------     ----------
NET ASSETS................................................   $53,365,263     $5,652,905
                                                             ===========     ==========

NET ASSETS:
Accumulation unit values..................................   $53,364,113     $5,650,110
Retained by AXA Equitable in Separate Account FP..........         1,150          2,795
                                                             -----------     ----------
TOTAL NET ASSETS..........................................   $53,365,263     $5,652,905
                                                             ===========     ==========

Investments in shares of the Portfolios, at cost..........   $44,009,036     $5,498,146
The Portfolios shares held
   Class 2................................................     1,836,382        253,266
   Service Class 2........................................            --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                GOLDMAN     INVESCO V.I.      INVESCO      INVESCO V.I.
                                          FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL    INTERNATIONAL
                                           INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND  GROWTH FUND
                                          ------------------ -------------- ------------- ---------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $28,647,991      $10,519,940    $2,093,854     $30,513,428     $28,704,895
Receivable for shares of the Portfolios
 sold....................................             --              554        26,633          21,955          28,293
Receivable for policy-related
 transactions............................         43,669               --            --              --              --
                                             -----------      -----------    ----------     -----------     -----------
   Total assets..........................     28,691,660       10,520,494     2,120,487      30,535,383      28,733,188
                                             -----------      -----------    ----------     -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................         43,669               --            --              --              --
Payable for policy-related transactions..             --              554        26,558          21,955          28,293
                                             -----------      -----------    ----------     -----------     -----------
   Total liabilities.....................         43,669              554        26,558          21,955          28,293
                                             -----------      -----------    ----------     -----------     -----------
NET ASSETS...............................    $28,647,991      $10,519,940    $2,093,929     $30,513,428     $28,704,895
                                             ===========      ===========    ==========     ===========     ===========

NET ASSETS:
Accumulation unit values.................    $28,646,400      $10,519,736    $2,093,918     $30,513,055     $28,704,167
Retained by AXA Equitable in Separate
 Account FP..............................          1,591              204            11             373             728
                                             -----------      -----------    ----------     -----------     -----------
TOTAL NET ASSETS.........................    $28,647,991      $10,519,940    $2,093,929     $30,513,428     $28,704,895
                                             ===========      ===========    ==========     ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $30,551,755      $10,798,022    $1,989,982     $27,982,160     $26,537,292
The Portfolios shares held
   Class 2...............................      2,480,346               --            --              --              --
   Series II.............................             --               --        90,604       1,817,357         833,960
   Service Shares........................             --          602,862            --              --              --

                                              INVESCO
                                            V.I. MID CAP
                                          CORE EQUITY FUND
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $3,519,405
Receivable for shares of the Portfolios
 sold....................................         3,669
Receivable for policy-related
 transactions............................            --
                                             ----------
   Total assets..........................     3,523,074
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --
Payable for policy-related transactions..         3,669
                                             ----------
   Total liabilities.....................         3,669
                                             ----------
NET ASSETS...............................    $3,519,405
                                             ==========

NET ASSETS:
Accumulation unit values.................    $3,519,399
Retained by AXA Equitable in Separate
 Account FP..............................             6
                                             ----------
TOTAL NET ASSETS.........................    $3,519,405
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $3,522,148
The Portfolios shares held
   Class 2...............................            --
   Series II.............................       254,292
   Service Shares........................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                INVESCO     IVY FUNDS VIP                                          IVY FUNDS VIP
                                              V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP IVY FUNDS VIP     SCIENCE
                                            CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME  MID CAP GROWTH AND TECHNOLOGY
                                            --------------- ------------- ----------- ------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value.............................   $4,096,018      $703,003    $14,919,242  $17,934,447   $28,519,778    $22,263,940
Receivable for shares of the Portfolios
 sold......................................           --        49,800             --           --        53,307        149,416
Receivable for policy-related transactions.        3,260            --          6,706       28,125            --             --
                                              ----------      --------    -----------  -----------   -----------    -----------
   Total assets............................    4,099,278       752,803     14,925,948   17,962,572    28,573,085     22,413,356
                                              ----------      --------    -----------  -----------   -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased.................................        3,260            --          6,706       28,125            --             --
Payable for policy-related transactions....           --        49,800             --           --        53,257        149,416
                                              ----------      --------    -----------  -----------   -----------    -----------
   Total liabilities.......................        3,260        49,800          6,706       28,125        53,257        149,416
                                              ----------      --------    -----------  -----------   -----------    -----------
NET ASSETS.................................   $4,096,018      $703,003    $14,919,242  $17,934,447   $28,519,828    $22,263,940
                                              ==========      ========    ===========  ===========   ===========    ===========

NET ASSETS:
Accumulation unit values...................   $4,095,964      $701,393    $14,918,456  $17,934,441   $28,519,793    $22,263,257
Retained by AXA Equitable in Separate
 Account FP................................           54         1,610            786            6            35            683
                                              ----------      --------    -----------  -----------   -----------    -----------
TOTAL NET ASSETS...........................   $4,096,018      $703,003    $14,919,242  $17,934,447   $28,519,828    $22,263,940
                                              ==========      ========    ===========  ===========   ===========    ===========

Investments in shares of the Portfolios,
 at cost...................................   $3,608,293      $644,459    $16,819,634  $18,535,307   $24,958,282    $22,302,925
The Portfolios shares held
   Common Shares...........................           --        77,712      2,292,482    4,657,572     2,629,884        889,732
   Series II...............................      178,320            --             --           --            --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                   IVY FUNDS  LAZARD RETIREMENT                           MFS(R)
                                                   VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL INVESTORS GROWTH
                                                   CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      STOCK SERIES
                                                   ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,917,196    $45,487,910        $57,722,309         $2,205,922
Receivable for shares of the Portfolios sold......      2,793             --            828,235                 --
Receivable for policy-related transactions........         --        728,566                 --             11,998
                                                   ----------    -----------        -----------         ----------
   Total assets...................................  5,919,989     46,216,476         58,550,544          2,217,920
                                                   ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         --        728,566                 --             11,998
Payable for policy-related transactions...........      2,793             --            828,235                 --
                                                   ----------    -----------        -----------         ----------
   Total liabilities..............................      2,793        728,566            828,235             11,998
                                                   ----------    -----------        -----------         ----------
NET ASSETS........................................ $5,917,196    $45,487,910        $57,722,309         $2,205,922
                                                   ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.......................... $5,916,904    $45,474,268        $57,722,291         $2,205,835
Retained by AXA Equitable in Separate Account FP..        292         13,642                 18                 87
                                                   ----------    -----------        -----------         ----------
TOTAL NET ASSETS.................................. $5,917,196    $45,487,910        $57,722,309         $2,205,922
                                                   ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost.. $5,695,717    $49,050,507        $52,381,128         $1,883,250
The Portfolios shares held
   Common Shares..................................    486,912             --                 --                 --
   Service Class..................................         --             --          2,692,272            141,134
   Service Shares.................................         --      2,278,953                 --                 --

                                                   MFS(R) INVESTORS MFS(R) UTILITIES
                                                     TRUST SERIES        SERIES
                                                   ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................    $2,089,386       $1,860,053
Receivable for shares of the Portfolios sold......         2,216           85,522
Receivable for policy-related transactions........            --               --
                                                      ----------       ----------
   Total assets...................................     2,091,602        1,945,575
                                                      ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....            --               --
Payable for policy-related transactions...........         2,216           85,522
                                                      ----------       ----------
   Total liabilities..............................         2,216           85,522
                                                      ----------       ----------
NET ASSETS........................................    $2,089,386       $1,860,053
                                                      ==========       ==========

NET ASSETS:
Accumulation unit values..........................    $2,089,350       $1,860,027
Retained by AXA Equitable in Separate Account FP..            36               26
                                                      ----------       ----------
TOTAL NET ASSETS..................................    $2,089,386       $1,860,053
                                                      ==========       ==========

Investments in shares of the Portfolios, at cost..    $1,850,081       $1,831,480
The Portfolios shares held
   Common Shares..................................            --               --
   Service Class..................................        69,346           55,557
   Service Shares.................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014


                                                      MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER
                                                   AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*
                                                   ------------------ ------------ --------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................    $417,870,176    $76,338,086    $33,086,243    $50,672,338   $89,921,645
Receivable for shares of the Portfolios sold......              --         31,112             --             --            --
Receivable for policy-related transactions........              --             --          2,478            430         5,747
                                                      ------------    -----------    -----------    -----------   -----------
   Total assets...................................     417,870,176     76,369,198     33,088,721     50,672,768    89,927,392
                                                      ------------    -----------    -----------    -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          13,813             --          3,077            430         5,748
Payable for policy-related transactions...........         222,874         31,112             --             --            --
                                                      ------------    -----------    -----------    -----------   -----------
   Total liabilities..............................         236,687         31,112          3,077            430         5,748
                                                      ------------    -----------    -----------    -----------   -----------
NET ASSETS........................................    $417,633,489    $76,338,086    $33,085,644    $50,672,338   $89,921,644
                                                      ============    ===========    ===========    ===========   ===========

NET ASSETS:
Accumulation unit values..........................    $416,940,624    $76,323,547    $32,994,847    $50,489,683   $89,875,640
Accumulation nonunitized..........................         628,275             --             --             --            --
Retained by AXA Equitable in Separate Account FP..          64,590         14,539         90,797        182,655        46,004
                                                      ------------    -----------    -----------    -----------   -----------
TOTAL NET ASSETS..................................    $417,633,489    $76,338,086    $33,085,644    $50,672,338   $89,921,644
                                                      ============    ===========    ===========    ===========   ===========

Investments in shares of the Portfolios, at cost..    $232,871,669    $79,990,748    $32,637,806    $31,736,409   $58,744,269
The Portfolios shares held
   Class A........................................       8,842,893      2,263,831      1,253,034        805,910       809,912
   Class B........................................         622,462      5,423,980      2,348,719      2,832,112     3,708,187
   Class II.......................................              --             --             --             --            --

                                                    NATURAL
                                                   RESOURCES
                                                   PORTFOLIO
                                                   ----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $7,525,500
Receivable for shares of the Portfolios sold......     91,359
Receivable for policy-related transactions........         --
                                                   ----------
   Total assets...................................  7,616,859
                                                   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         --
Payable for policy-related transactions...........     91,359
                                                   ----------
   Total liabilities..............................     91,359
                                                   ----------
NET ASSETS........................................ $7,525,500
                                                   ==========

NET ASSETS:
Accumulation unit values.......................... $7,524,516
Accumulation nonunitized..........................         --
Retained by AXA Equitable in Separate Account FP..        984
                                                   ----------
TOTAL NET ASSETS.................................. $7,525,500
                                                   ==========

Investments in shares of the Portfolios, at cost.. $9,266,162
The Portfolios shares held
   Class A........................................         --
   Class B........................................         --
   Class II.......................................    255,102

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                  PIMCO COMMODITYREAL                                      T. ROWE PRICE
                  RETURN(R) STRATEGY     PIMCO REAL      PIMCO TOTAL           EQUITY        T. ROWE PRICE HEALTH  TARGET 2015
                       PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO INCOME PORTFOLIO -II SCIENCES PORTFOLIO-II ALLOCATION*
                  ------------------- ---------------- ---------------- -------------------- --------------------- -----------
ASSETS:
Investments in
 shares of the
 Portfolios,
 at fair value...     $ 9,022,434       $25,635,978      $63,291,137        $20,538,620           $6,011,111         $38,427
Receivable for
 shares of the
 Portfolios
 sold............              --           688,035          549,052            526,512              450,608              --
Receivable for
 policy-related
 transactions....          37,903                --               --                 --                   --              --
                      -----------       -----------      -----------        -----------           ----------         -------
   Total assets..       9,060,337        26,324,013       63,840,189         21,065,132            6,461,719          38,427
                      -----------       -----------      -----------        -----------           ----------         -------

LIABILITIES:
Payable for
 shares of the
 Portfolios
 purchased.......          37,903                --               --                 --                   --              --
Payable for
 policy-related
 transactions....              --           688,035          548,977            526,512              450,608              --
                      -----------       -----------      -----------        -----------           ----------         -------
   Total
    liabilities..          37,903           688,035          548,977            526,512              450,608              --
                      -----------       -----------      -----------        -----------           ----------         -------
NET ASSETS.......     $ 9,022,434       $25,635,978      $63,291,212        $20,538,620           $6,011,111         $38,427
                      ===========       ===========      ===========        ===========           ==========         =======

NET ASSETS:
Accumulation
 unit values.....     $ 9,010,159       $25,631,185      $63,291,196        $20,536,703           $6,008,385         $38,397
Retained by
 AXA Equitable
 in Separate
 Account FP......          12,275             4,793               16              1,917                2,726              30
                      -----------       -----------      -----------        -----------           ----------         -------
TOTAL NET
 ASSETS..........     $ 9,022,434       $25,635,978      $63,291,212        $20,538,620           $6,011,111         $38,427
                      ===========       ===========      ===========        ===========           ==========         =======

Investments in
 shares of the
 Portfolios,
 at cost.........     $12,536,877       $27,290,413      $64,286,146        $16,503,530           $5,468,623         $42,394
The Portfolios
 shares held
   Class B.......              --                --               --                 --                   --           4,341
   Advisor
    Class........       1,837,563         2,001,247        5,650,994                 --                   --              --
   Class II......              --                --               --            685,993              165,824              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                   TEMPLETON
                                            TARGET 2025 TARGET 2035 TARGET 2045    DEVELOPING    TEMPLETON GLOBAL    TEMPLETON
                                            ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND  BOND VIP FUND   GROWTH VIP FUND
                                            ----------- ----------- ----------- ---------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value.............................  $915,387    $934,182    $259,231     $ 9,492,697      $47,540,630      $5,381,040
Receivable for shares of the Portfolios
 sold......................................        --          --          --              --          151,132              --
Receivable for policy-related transactions.     8,738          --          25           3,217               --           3,709
                                             --------    --------    --------     -----------      -----------      ----------
   Total assets............................   924,125     934,182     259,256       9,495,914       47,691,762       5,384,749
                                             --------    --------    --------     -----------      -----------      ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased.................................     8,738          --          --           3,217               --           3,709
Payable for policy-related transactions....        --          --          --              --          151,132              --
                                             --------    --------    --------     -----------      -----------      ----------
   Total liabilities.......................     8,738          --          --           3,217          151,132           3,709
                                             --------    --------    --------     -----------      -----------      ----------
NET ASSETS.................................  $915,387    $934,182    $259,256     $ 9,492,697      $47,540,630      $5,381,040
                                             ========    ========    ========     ===========      ===========      ==========

NET ASSETS:
Accumulation unit values...................  $915,341    $934,182    $259,238     $ 9,492,370      $47,540,413      $5,379,430
Retained by AXA Equitable in Separate
 Account FP................................        46          --          18             327              217           1,610
                                             --------    --------    --------     -----------      -----------      ----------
TOTAL NET ASSETS...........................  $915,387    $934,182    $259,256     $ 9,492,697      $47,540,630      $5,381,040
                                             ========    ========    ========     ===========      ===========      ==========

Investments in shares of the Portfolios,
 at cost...................................  $960,220    $945,501    $251,617     $10,438,183      $49,328,730      $5,366,136
The Portfolios shares held
   Class B.................................    92,719      93,029      26,103              --               --              --
   Class 2.................................        --          --          --       1,031,815        2,642,614         368,312

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                       VANGUARD VARIABLE
                                                       INSURANCE FUND -
                                    VAN ECK VIP GLOBAL   EQUITY INDEX
                                     HARD ASSETS FUND      PORTFOLIO
                                    ------------------ -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $11,179,645        $7,589,133
Receivable for shares of the
 Portfolios sold...................             --           130,911
Receivable for policy-related
 transactions......................         24,318                --
                                       -----------        ----------
   Total assets....................     11,203,963         7,720,044
                                       -----------        ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         24,318                --
Payable for policy-related
 transactions......................             --           130,911
                                       -----------        ----------
   Total liabilities...............         24,318           130,911
                                       -----------        ----------
NET ASSETS.........................    $11,179,645        $7,589,133
                                       ===========        ==========

NET ASSETS:
Accumulation unit values...........    $11,178,372        $7,579,640
Retained by AXA Equitable in
 Separate Account FP...............          1,273             9,493
                                       -----------        ----------
TOTAL NET ASSETS                       $11,179,645        $7,589,133
                                       ===========        ==========

Investments in shares of the
 Portfolios, at cost...............    $13,427,374        $5,834,796
The Portfolios shares held
   Class S Shares..................        453,719                --
   Investor Share Class............             --           220,358

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $110.99       24
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $109.89        5
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $109.53       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $109.35        2

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.86        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $136.49       84
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $132.69       43
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $131.44       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $130.82        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.89        5
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $107.48       19
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $106.42        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $106.07       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $105.90       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.57       61
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $185.71       70
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $180.54       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $178.84       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $178.00        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.71       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $113.58        5
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $113.20       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $113.02       --

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.82       54
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 98.22       21
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 97.25       13
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 96.76       --

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $163.75       10
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $159.19        8
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $157.69       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $156.94        1

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $169.43       15
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.72       17
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $163.17       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $162.40        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $156.13        7
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $151.78        8
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $150.35       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $149.64        2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION...............  0.00%          A         $ 20.82        32
AXA AGGRESSIVE ALLOCATION...............  0.00%          A         $124.88        --
AXA AGGRESSIVE ALLOCATION...............  0.00%          A         $206.85       149
AXA AGGRESSIVE ALLOCATION...............  0.60%          A         $193.31       155
AXA AGGRESSIVE ALLOCATION...............  0.80%          A         $188.98         1
AXA AGGRESSIVE ALLOCATION...............  0.90%          A         $186.85         7
AXA AGGRESSIVE ALLOCATION...............  0.00%          B         $202.64       334
AXA AGGRESSIVE ALLOCATION...............  0.60%          B         $189.38        62

AXA BALANCED STRATEGY...................  0.00%          B         $140.75       141

AXA CONSERVATIVE ALLOCATION.............  0.00%          A         $ 13.94       120
AXA CONSERVATIVE ALLOCATION.............  0.00%          A         $125.04         5
AXA CONSERVATIVE ALLOCATION.............  0.00%          A         $152.98        38
AXA CONSERVATIVE ALLOCATION.............  0.60%          A         $142.97       102
AXA CONSERVATIVE ALLOCATION.............  0.80%          A         $139.76         1
AXA CONSERVATIVE ALLOCATION.............  0.90%          A         $138.19        22
AXA CONSERVATIVE ALLOCATION.............  0.00%          B         $149.86        44
AXA CONSERVATIVE ALLOCATION.............  0.60%          B         $140.05        27

AXA CONSERVATIVE GROWTH STRATEGY........  0.00%          B         $134.36        40

AXA CONSERVATIVE STRATEGY...............  0.00%          B         $121.89        16

AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          A         $ 15.68        59
AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          A         $126.07         0
AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          A         $165.98        38
AXA CONSERVATIVE-PLUS ALLOCATION........  0.60%          A         $155.11        77
AXA CONSERVATIVE-PLUS ALLOCATION........  0.80%          A         $151.64         1
AXA CONSERVATIVE-PLUS ALLOCATION........  0.90%          A         $149.93         4
AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          B         $162.60        72
AXA CONSERVATIVE-PLUS ALLOCATION........  0.60%          B         $151.95        22

AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          A         $ 22.29        44
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          A         $315.39         2
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          A         $507.81        60
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          B         $272.26       114
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.60%          B         $245.24       319
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.60%          B         $332.51        16
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $236.81         2
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $232.70        27

AXA GROWTH STRATEGY.....................  0.00%          B         $154.35       223

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.00%          A         $229.84        67
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.60%          A         $167.11         4
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.00%          B         $148.95       132
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.60%          B         $135.38       231
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.80%          B         $131.65        --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.90%          B         $129.25        18

AXA INTERNATIONAL MANAGED VOLATILITY....  0.00%          B         $116.49         9
AXA INTERNATIONAL MANAGED VOLATILITY....  0.60%          B         $113.24         6
AXA INTERNATIONAL MANAGED VOLATILITY....  0.90%          B         $111.65        --

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  0.00%          A         $ 16.26        29
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  0.00%          A         $174.37         3
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  0.00%          A         $222.03        73

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.60%          A         $159.53         3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.00%          B         $162.31       122
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.60%          B         $159.57         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.60%          B         $162.93       263
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $143.46         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $155.04        35

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          A         $ 23.60         2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          A         $219.64         1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          A         $264.85        19
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.60%          A         $186.84        --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          B         $170.54        83
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.60%          B         $155.28        58
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.80%          B         $150.48        --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $148.14         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          A         $ 25.42         7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          A         $248.83         2
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          A         $327.51       127
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.60%          A         $204.77        13
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          B         $312.59       115
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.60%          B         $161.49        56
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.60%          B         $281.05       538
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $271.22         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $266.44        44

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $ 22.22         3
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $187.67         2
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $191.30       131
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $253.29       256
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          A         $176.93        17
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          A         $202.00       817
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          A         $169.09        20
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $192.21       137
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          B         $188.82        89
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          B         $171.23         8
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          B         $199.39       598
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $189.72        --

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $ 27.46        19
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $243.88         4
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $315.28        32
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $338.70       136
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.60%          A         $237.21         7
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.60%          A         $275.37        30
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.60%          A         $283.47       460
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          A         $273.56         4
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          A         $268.73        36
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          B         $313.94        41

AXA MODERATE ALLOCATION...........................  0.00%          A         $ 16.54       168
AXA MODERATE ALLOCATION...........................  0.00%          A         $124.49        17
AXA MODERATE ALLOCATION...........................  0.00%          A         $356.38       256
AXA MODERATE ALLOCATION...........................  0.60%          A         $772.54       877
AXA MODERATE ALLOCATION...........................  0.80%          A         $249.44        13

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION.................  0.90%          A         $315.41        200
AXA MODERATE ALLOCATION.................  0.00%          B         $175.47        501
AXA MODERATE ALLOCATION.................  0.60%          B         $163.12        428

AXA MODERATE GROWTH STRATEGY............  0.00%          B         $147.42        492

AXA MODERATE-PLUS ALLOCATION............  0.00%          A         $ 18.60        174
AXA MODERATE-PLUS ALLOCATION............  0.00%          A         $125.96          5
AXA MODERATE-PLUS ALLOCATION............  0.00%          A         $196.26        491
AXA MODERATE-PLUS ALLOCATION............  0.60%          A         $183.41        475
AXA MODERATE-PLUS ALLOCATION............  0.80%          A         $179.30          4
AXA MODERATE-PLUS ALLOCATION............  0.90%          A         $177.28         86
AXA MODERATE-PLUS ALLOCATION............  0.00%          B         $192.26      1,040
AXA MODERATE-PLUS ALLOCATION............  0.60%          B         $179.67        205

AXA/LOOMIS SAYLES GROWTH................  0.00%          A         $ 16.60          7
AXA/LOOMIS SAYLES GROWTH................  0.00%          A         $176.93         10
AXA/LOOMIS SAYLES GROWTH................  0.60%          A         $168.92         35
AXA/LOOMIS SAYLES GROWTH................  0.80%          A         $166.32         --
AXA/LOOMIS SAYLES GROWTH................  0.90%          A         $165.04          4
AXA/LOOMIS SAYLES GROWTH................  0.00%          B         $216.08         53
AXA/LOOMIS SAYLES GROWTH................  0.60%          B         $167.00         23

BLACKROCK GLOBAL ALLOCATION V.I. FUND...  0.00%      CLASS III     $ 13.19        139
BLACKROCK GLOBAL ALLOCATION V.I. FUND...  0.00%      CLASS III     $131.91         61

CHARTER/SM/ MULTI-SECTOR BOND...........  0.00%          A         $ 14.09         29
CHARTER/SM/ MULTI-SECTOR BOND...........  0.00%          A         $229.33        113
CHARTER/SM/ MULTI-SECTOR BOND...........  0.60%          A         $387.14        118
CHARTER/SM/ MULTI-SECTOR BOND...........  0.80%          A         $153.35          4
CHARTER/SM/ MULTI-SECTOR BOND...........  0.90%          A         $228.33         22
CHARTER/SM/ MULTI-SECTOR BOND...........  0.00%          B         $138.72         37
CHARTER/SM/ MULTI-SECTOR BOND...........  0.60%          B         $109.03        108

CHARTER/SM/ SMALL CAP GROWTH............  0.00%          B         $129.34          1
CHARTER/SM/ SMALL CAP GROWTH............  0.00%          B         $189.66         45
CHARTER/SM/ SMALL CAP GROWTH............  0.60%          B         $123.54         26
CHARTER/SM/ SMALL CAP GROWTH............  0.80%          B         $121.65         --
CHARTER/SM/ SMALL CAP GROWTH............  0.90%          B         $120.72          1

CHARTER/SM/ SMALL CAP VALUE.............  0.00%          A         $278.12         46
CHARTER/SM/ SMALL CAP VALUE.............  0.60%          A         $259.93          5
CHARTER/SM/ SMALL CAP VALUE.............  0.00%          B         $291.75         18
CHARTER/SM/ SMALL CAP VALUE.............  0.60%          B         $259.22          3
CHARTER/SM/ SMALL CAP VALUE.............  0.60%          B         $266.23         41
CHARTER/SM/ SMALL CAP VALUE.............  0.80%          B         $257.86         --
CHARTER/SM/ SMALL CAP VALUE.............  0.90%          B         $253.33         --
CHARTER/SM/ SMALL CAP VALUE.............  0.90%          B         $253.90          3

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.00%          A         $ 31.33         45
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.00%          A         $412.00         97
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.60%          A         $370.43        244
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.80%          A         $357.47          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.90%          A         $351.16         32
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.00%          B         $338.19         30
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.60%          B         $274.53        206

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          A        $   25.09      110
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          A        $  234.42        4
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          A        $  327.32      107
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.60%          A        $  305.92        6
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          B        $  430.79      122
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.60%          B        $  253.31       31
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.60%          B        $  387.34      279
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.80%          B        $  373.79        3
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.90%          B        $  367.20       28

EQ/BOSTON ADVISORS EQUITY INCOME........  0.00%          A        $  145.82        4
EQ/BOSTON ADVISORS EQUITY INCOME........  0.60%          A        $  139.22       31
EQ/BOSTON ADVISORS EQUITY INCOME........  0.80%          A        $  137.07       --
EQ/BOSTON ADVISORS EQUITY INCOME........  0.90%          A        $  136.02        2
EQ/BOSTON ADVISORS EQUITY INCOME........  0.00%          B        $  200.93       60
EQ/BOSTON ADVISORS EQUITY INCOME........  0.60%          B        $  137.59       22

EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.00%          A        $  257.71        1
EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.00%          B        $  161.44        5
EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.60%          B        $  147.17        4
EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.80%          B        $  142.67       --

EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A        $   27.18       12
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A        $  235.50        3
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A        $  319.92       42
EQ/CAPITAL GUARDIAN RESEARCH............  0.60%          A        $  204.19        5
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          B        $  243.01       46
EQ/CAPITAL GUARDIAN RESEARCH............  0.60%          B        $  221.58      339
EQ/CAPITAL GUARDIAN RESEARCH............  0.80%          B        $  214.83        4
EQ/CAPITAL GUARDIAN RESEARCH............  0.90%          B        $  211.54       30

EQ/COMMON STOCK INDEX...................  0.00%          A        $   25.93       34
EQ/COMMON STOCK INDEX...................  0.00%          A        $  534.98      405
EQ/COMMON STOCK INDEX...................  0.60%          A        $1,366.33      816
EQ/COMMON STOCK INDEX...................  0.80%          A        $  328.76       39
EQ/COMMON STOCK INDEX...................  0.90%          A        $  559.42      173
EQ/COMMON STOCK INDEX...................  0.00%          B        $  167.07      201
EQ/COMMON STOCK INDEX...................  0.60%          B        $  183.27      859

EQ/CORE BOND INDEX......................  0.00%          A        $  132.93      132
EQ/CORE BOND INDEX......................  0.00%          A        $  138.94        5
EQ/CORE BOND INDEX......................  0.60%          A        $  131.77        5
EQ/CORE BOND INDEX......................  0.60%          A        $  157.53       65
EQ/CORE BOND INDEX......................  0.80%          A        $  125.08       --
EQ/CORE BOND INDEX......................  0.90%          A        $  123.45       12
EQ/CORE BOND INDEX......................  0.00%          B        $  138.11       70
EQ/CORE BOND INDEX......................  0.60%          B        $  153.93       12
EQ/CORE BOND INDEX......................  0.60%          B        $  156.60       69

EQ/EQUITY 500 INDEX.....................  0.00%          A        $   25.07      335
EQ/EQUITY 500 INDEX.....................  0.00%          A        $  602.94      358
EQ/EQUITY 500 INDEX.....................  0.60%          A        $  537.46      522
EQ/EQUITY 500 INDEX.....................  0.80%          A        $  363.01       11
EQ/EQUITY 500 INDEX.....................  0.90%          A        $  504.66       94
EQ/EQUITY 500 INDEX.....................  0.00%          B        $  182.51      483
EQ/EQUITY 500 INDEX.....................  0.60%          B        $  171.67      573

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          A         $ 12.71         13
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          A         $127.08          4
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          B         $130.73         16
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          B         $163.06         34
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.60%          B         $124.82         41
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.80%          B         $122.89         --
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.90%          B         $121.94          5

EQ/GAMCO SMALL COMPANY VALUE............  0.00%          A         $ 18.56         90
EQ/GAMCO SMALL COMPANY VALUE............  0.00%          A         $185.62         15
EQ/GAMCO SMALL COMPANY VALUE............  0.00%          B         $213.23         18
EQ/GAMCO SMALL COMPANY VALUE............  0.00%          B         $326.46        257
EQ/GAMCO SMALL COMPANY VALUE............  0.60%          B         $203.58        290
EQ/GAMCO SMALL COMPANY VALUE............  0.80%          B         $200.44          1
EQ/GAMCO SMALL COMPANY VALUE............  0.90%          B         $198.90         25

EQ/GLOBAL BOND PLUS.....................  0.00%          A         $ 12.47         18
EQ/GLOBAL BOND PLUS.....................  0.00%          A         $142.62         38
EQ/GLOBAL BOND PLUS.....................  0.60%          A         $127.52         35
EQ/GLOBAL BOND PLUS.....................  0.80%          A         $125.55         --
EQ/GLOBAL BOND PLUS.....................  0.90%          A         $124.58          9
EQ/GLOBAL BOND PLUS.....................  0.00%          B         $135.92         44
EQ/GLOBAL BOND PLUS.....................  0.60%          B         $126.02         23

EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          A         $ 11.16         42
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          A         $232.88        165
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.60%          A         $252.64         92
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.80%          A         $179.08          2
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.90%          A         $202.94         17
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          B         $122.74          3
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          B         $167.23         22
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.60%          B         $152.18        100

EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          A         $ 16.47         28
EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          A         $190.79        230
EQ/INTERNATIONAL EQUITY INDEX...........  0.60%          A         $169.40      1,131
EQ/INTERNATIONAL EQUITY INDEX...........  0.80%          A         $137.95         10
EQ/INTERNATIONAL EQUITY INDEX...........  0.90%          A         $159.59        108
EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          B         $130.25        126
EQ/INTERNATIONAL EQUITY INDEX...........  0.60%          B         $125.81        288
EQ/INTERNATIONAL EQUITY INDEX...........  0.90%          B         $117.49         --

EQ/INVESCO COMSTOCK.....................  0.00%          A         $ 10.36         12
EQ/INVESCO COMSTOCK.....................  0.00%          A         $148.75         39
EQ/INVESCO COMSTOCK.....................  0.60%          A         $142.01         42
EQ/INVESCO COMSTOCK.....................  0.80%          A         $139.82         --
EQ/INVESCO COMSTOCK.....................  0.90%          A         $138.74          8
EQ/INVESCO COMSTOCK.....................  0.00%          B         $189.36         49
EQ/INVESCO COMSTOCK.....................  0.60%          B         $140.28         20

EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $ 26.04         17
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $227.43         --
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $296.27          4
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          B         $276.74         33
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.60%          B         $174.62          9
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.60%          B         $248.83         69

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.80%          B         $240.12         2
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.90%          B         $235.89        11

EQ/LARGE CAP GROWTH INDEX...............  0.00%          A         $ 29.23        18
EQ/LARGE CAP GROWTH INDEX...............  0.00%          A         $261.07         2
EQ/LARGE CAP GROWTH INDEX...............  0.00%          A         $313.85        46
EQ/LARGE CAP GROWTH INDEX...............  0.60%          A         $211.51         1
EQ/LARGE CAP GROWTH INDEX...............  0.00%          B         $156.17       112
EQ/LARGE CAP GROWTH INDEX...............  0.60%          B         $142.19       656
EQ/LARGE CAP GROWTH INDEX...............  0.80%          B         $137.80         7
EQ/LARGE CAP GROWTH INDEX...............  0.90%          B         $135.65        30

EQ/LARGE CAP VALUE INDEX................  0.00%          A         $ 94.84        40
EQ/LARGE CAP VALUE INDEX................  0.60%          A         $ 90.54        43
EQ/LARGE CAP VALUE INDEX................  0.80%          A         $ 89.15        --
EQ/LARGE CAP VALUE INDEX................  0.90%          A         $ 88.46        29
EQ/LARGE CAP VALUE INDEX................  0.00%          B         $109.25        60
EQ/LARGE CAP VALUE INDEX................  0.60%          B         $ 89.50        24

EQ/MFS INTERNATIONAL GROWTH.............  0.00%          B         $115.38        75
EQ/MFS INTERNATIONAL GROWTH.............  0.00%          B         $184.13        73
EQ/MFS INTERNATIONAL GROWTH.............  0.60%          B         $110.16       118
EQ/MFS INTERNATIONAL GROWTH.............  0.80%          B         $108.46        --
EQ/MFS INTERNATIONAL GROWTH.............  0.90%          B         $107.63        21

EQ/MID CAP INDEX........................  0.00%          A         $ 29.73        44
EQ/MID CAP INDEX........................  0.00%          A         $229.83         1
EQ/MID CAP INDEX........................  0.00%          A         $340.09        81
EQ/MID CAP INDEX........................  0.60%          A         $236.02         3
EQ/MID CAP INDEX........................  0.00%          B         $217.22       107
EQ/MID CAP INDEX........................  0.60%          B         $199.27       301
EQ/MID CAP INDEX........................  0.80%          B         $193.60         2
EQ/MID CAP INDEX........................  0.90%          B         $190.82        17

EQ/MONEY MARKET.........................  0.00%          A         $ 10.00        53
EQ/MONEY MARKET.........................  0.00%          A         $ 10.04       533
EQ/MONEY MARKET.........................  0.00%          A         $172.07       222
EQ/MONEY MARKET.........................  0.60%          A         $244.39       306
EQ/MONEY MARKET.........................  0.80%          A         $137.75         2
EQ/MONEY MARKET.........................  0.90%          A         $152.29        40
EQ/MONEY MARKET.........................  0.00%          B         $131.50       130
EQ/MONEY MARKET.........................  0.60%          B         $125.17       200

EQ/MORGAN STANLEY MID CAP GROWTH........  0.00%          A         $174.40        52
EQ/MORGAN STANLEY MID CAP GROWTH........  0.60%          A         $166.50        94
EQ/MORGAN STANLEY MID CAP GROWTH........  0.80%          A         $163.93         1
EQ/MORGAN STANLEY MID CAP GROWTH........  0.90%          A         $162.67         7
EQ/MORGAN STANLEY MID CAP GROWTH........  0.00%          B         $252.39        67
EQ/MORGAN STANLEY MID CAP GROWTH........  0.60%          B         $164.54        42

EQ/PIMCO ULTRA SHORT BOND...............  0.00%          A         $115.88        65
EQ/PIMCO ULTRA SHORT BOND...............  0.60%          A         $100.71         4
EQ/PIMCO ULTRA SHORT BOND...............  0.60%          A         $110.63        75
EQ/PIMCO ULTRA SHORT BOND...............  0.80%          A         $108.93        --
EQ/PIMCO ULTRA SHORT BOND...............  0.90%          A         $108.09        12
EQ/PIMCO ULTRA SHORT BOND...............  0.00%          B         $118.75        95

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND...........................  0.60%          B         $110.04        70

EQ/QUALITY BOND PLUS................................  0.00%          A         $ 12.10        32
EQ/QUALITY BOND PLUS................................  0.00%          A         $249.97        56
EQ/QUALITY BOND PLUS................................  0.60%          A         $207.50       119
EQ/QUALITY BOND PLUS................................  0.80%          A         $189.06         2
EQ/QUALITY BOND PLUS................................  0.90%          A         $194.59        13
EQ/QUALITY BOND PLUS................................  0.00%          B         $168.67        33
EQ/QUALITY BOND PLUS................................  0.60%          B         $153.25       104

EQ/SMALL COMPANY INDEX..............................  0.00%          A         $ 26.54        35
EQ/SMALL COMPANY INDEX..............................  0.00%          A         $157.61         1
EQ/SMALL COMPANY INDEX..............................  0.00%          A         $393.71        55
EQ/SMALL COMPANY INDEX..............................  0.60%          A         $251.63         9
EQ/SMALL COMPANY INDEX..............................  0.60%          A         $324.58        56
EQ/SMALL COMPANY INDEX..............................  0.80%          A         $315.23        --
EQ/SMALL COMPANY INDEX..............................  0.90%          A         $311.55         7
EQ/SMALL COMPANY INDEX..............................  0.00%          B         $285.84        68
EQ/SMALL COMPANY INDEX..............................  0.60%          B         $282.50         1
EQ/SMALL COMPANY INDEX..............................  0.60%          B         $286.17        30
EQ/SMALL COMPANY INDEX..............................  0.90%          B         $272.30        --

EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          A         $ 29.62        50
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          A         $170.55         3
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          A         $170.90        --
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.60%          A         $163.01         2
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          B         $168.41        24
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          B         $200.18       103
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.60%          B         $160.96       218
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.80%          B         $158.54         1
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.90%          B         $157.34        14

EQ/UBS GROWTH & INCOME..............................  0.00%          B         $146.59         1
EQ/UBS GROWTH & INCOME..............................  0.00%          B         $210.72        23
EQ/UBS GROWTH & INCOME..............................  0.60%          B         $139.95        41
EQ/UBS GROWTH & INCOME..............................  0.80%          B         $137.80        --
EQ/UBS GROWTH & INCOME..............................  0.90%          B         $136.73         2

EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          A         $ 27.75        95
EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          A         $261.23        --
EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          A         $368.28        26
EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          B         $210.71       170
EQ/WELLS FARGO OMEGA GROWTH.........................  0.60%          B         $186.18       235
EQ/WELLS FARGO OMEGA GROWTH.........................  0.80%          B         $186.28         1
EQ/WELLS FARGO OMEGA GROWTH.........................  0.90%          B         $183.43        13

FIDELITY(R) VIP ASSET MANAGER: GROWTH

  PORTFOLIO.........................................  0.00%   SERVICE CLASS 2  $ 21.75        12
FIDELITY(R) VIP ASSET MANAGER: GROWTH

  PORTFOLIO.........................................  0.00%   SERVICE CLASS 2  $224.88         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 26.65       109
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.00%   SERVICE CLASS 2  $176.25        94
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.00%   SERVICE CLASS 2  $334.27        34
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.60%   SERVICE CLASS 2  $171.34       323
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.80%   SERVICE CLASS 2  $169.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.90%   SERVICE CLASS 2  $168.93         9

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 24.33        23

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $258.59         2

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 25.49        31
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $184.15        13
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $250.17         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $179.02        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.80%   SERVICE CLASS 2  $177.33        --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $176.50         2

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 21.55        55
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $224.14        17

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 15.04       233
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $165.20        29

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.51        37
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $166.76        46
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $438.39        42
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $162.11        33
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $160.59        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $159.83         2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO............  0.00%   SERVICE CLASS 2  $ 10.03        70
FIDELITY(R) VIP MONEY MARKET PORTFOLIO............  0.00%   SERVICE CLASS 2  $100.29         3

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.71         4
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $268.87         5

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 33.26         2
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $341.05         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 16.00        29
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $159.99        49
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $155.53        19
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $154.07        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $153.34         2

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $181.51       130
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $176.46       163
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $174.80        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $173.97         6

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 16.67        71
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $166.74        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $162.10        14
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $160.57        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $159.81         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $128.09       120
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $124.52        92
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $123.35        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $122.77        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $179.82        30
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $174.81        27
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $173.17        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $172.35         2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.08        40
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $160.76         9

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.00%      SERIES II     $ 15.58        96
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.00%      SERIES II     $155.78       111
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.60%      SERIES II     $151.45        70
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.80%      SERIES II     $150.02        --
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.90%      SERIES II     $149.31         7

INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.00%      SERIES II     $ 14.06       204
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.00%      SERIES II     $140.64       105
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.60%      SERIES II     $136.72        78
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.80%      SERIES II     $135.43        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.90%      SERIES II     $134.79         3

INVESCO V.I. MID CAP CORE EQUITY FUND......  0.00%      SERIES II     $ 14.55         3
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.00%      SERIES II     $145.51        13
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.60%      SERIES II     $141.46        11
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.80%      SERIES II     $140.13        --
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.90%      SERIES II     $139.47        --

INVESCO V.I. SMALL CAP EQUITY FUND.........  0.00%      SERIES II     $ 17.24         7
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.00%      SERIES II     $172.43        13
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.60%      SERIES II     $167.63        10
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.80%      SERIES II     $166.05        --
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.90%      SERIES II     $165.27        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......  0.00%    COMMON SHARES   $ 16.43        25
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......  0.00%    COMMON SHARES   $164.33         2

IVY FUNDS VIP ENERGY.......................  0.00%    COMMON SHARES   $ 12.06        40
IVY FUNDS VIP ENERGY.......................  0.00%    COMMON SHARES   $120.57        53
IVY FUNDS VIP ENERGY.......................  0.60%    COMMON SHARES   $117.21        55
IVY FUNDS VIP ENERGY.......................  0.80%    COMMON SHARES   $116.11        --
IVY FUNDS VIP ENERGY.......................  0.90%    COMMON SHARES   $115.56        14

IVY FUNDS VIP HIGH INCOME..................  0.00%    COMMON SHARES   $ 10.55        66
IVY FUNDS VIP HIGH INCOME..................  0.00%    COMMON SHARES   $105.50        96
IVY FUNDS VIP HIGH INCOME..................  0.60%    COMMON SHARES   $104.46        65
IVY FUNDS VIP HIGH INCOME..................  0.80%    COMMON SHARES   $104.11        --
IVY FUNDS VIP HIGH INCOME..................  0.90%    COMMON SHARES   $103.94         3

IVY FUNDS VIP MID CAP GROWTH...............  0.00%    COMMON SHARES   $ 18.33       110
IVY FUNDS VIP MID CAP GROWTH...............  0.00%    COMMON SHARES   $183.25        67
IVY FUNDS VIP MID CAP GROWTH...............  0.60%    COMMON SHARES   $178.15        74
IVY FUNDS VIP MID CAP GROWTH...............  0.80%    COMMON SHARES   $176.47        --
IVY FUNDS VIP MID CAP GROWTH...............  0.90%    COMMON SHARES   $175.64         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.00%    COMMON SHARES   $ 20.51        46
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.00%    COMMON SHARES   $136.79        49
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.00%    COMMON SHARES   $205.12        13
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.60%    COMMON SHARES   $135.45        84
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.80%    COMMON SHARES   $135.00        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.90%    COMMON SHARES   $134.77         3

IVY FUNDS VIP SMALL CAP GROWTH.............  0.00%    COMMON SHARES   $ 15.55        12
IVY FUNDS VIP SMALL CAP GROWTH.............  0.00%    COMMON SHARES   $155.45        21
IVY FUNDS VIP SMALL CAP GROWTH.............  0.60%    COMMON SHARES   $151.12        16
IVY FUNDS VIP SMALL CAP GROWTH.............  0.80%    COMMON SHARES   $149.70        --
IVY FUNDS VIP SMALL CAP GROWTH.............  0.90%    COMMON SHARES   $148.99        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.00%   SERVICE SHARES  $   10.74       75
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.00%   SERVICE SHARES  $  107.44      251
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.60%   SERVICE SHARES  $  104.44      159
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES  $  103.46       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES  $  102.97       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS   $   15.71      124
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS   $  157.06      201
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.60%   SERVICE CLASS   $  152.69      146
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS   $  151.25       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS   $  150.54       12

MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.00%   SERVICE CLASS   $  179.06        5
MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.60%   SERVICE CLASS   $  174.07        8
MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.80%   SERVICE CLASS   $  172.43       --
MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.90%   SERVICE CLASS   $  171.62       --

MFS(R) INVESTORS TRUST SERIES.....................  0.00%   SERVICE CLASS   $  173.74        6
MFS(R) INVESTORS TRUST SERIES.....................  0.60%   SERVICE CLASS   $  168.90        6
MFS(R) INVESTORS TRUST SERIES.....................  0.80%   SERVICE CLASS   $  167.31       --

MFS(R) UTILITIES SERIES...........................  0.00%   SERVICE CLASS   $   18.16       67
MFS(R) UTILITIES SERIES...........................  0.00%   SERVICE CLASS   $  181.58        4

MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         A         $   26.78       12
MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         A         $  151.54       --
MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         A         $  278.73      175
MULTIMANAGER AGGRESSIVE EQUITY....................  0.60%         A         $  212.27        5
MULTIMANAGER AGGRESSIVE EQUITY....................  0.60%         A         $1,078.12      291
MULTIMANAGER AGGRESSIVE EQUITY....................  0.80%         A         $  157.63       19
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%         A         $  282.12       83
MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         B         $  141.96       49
MULTIMANAGER AGGRESSIVE EQUITY....................  0.60%         B         $  129.76      154

MULTIMANAGER CORE BOND............................  0.00%         A         $   13.54       36
MULTIMANAGER CORE BOND............................  0.00%         A         $  159.80        4
MULTIMANAGER CORE BOND............................  0.00%         A         $  169.12      119
MULTIMANAGER CORE BOND............................  0.60%         A         $  164.94        8
MULTIMANAGER CORE BOND............................  0.00%         B         $  174.31       98
MULTIMANAGER CORE BOND............................  0.60%         B         $  161.20      209
MULTIMANAGER CORE BOND............................  0.80%         B         $  157.03        1
MULTIMANAGER CORE BOND............................  0.90%         B         $  154.99       19

MULTIMANAGER MID CAP GROWTH.......................  0.00%         A         $  364.19       32
MULTIMANAGER MID CAP GROWTH.......................  0.60%         A         $  205.87        1
MULTIMANAGER MID CAP GROWTH.......................  0.00%         B         $  321.69       10
MULTIMANAGER MID CAP GROWTH.......................  0.60%         B         $  192.05       85
MULTIMANAGER MID CAP GROWTH.......................  0.80%         B         $  292.86       --
MULTIMANAGER MID CAP GROWTH.......................  0.90%         B         $  184.65        8

MULTIMANAGER MID CAP VALUE........................  0.00%         A         $   27.96       12
MULTIMANAGER MID CAP VALUE........................  0.00%         A         $  245.96        2
MULTIMANAGER MID CAP VALUE........................  0.00%         A         $  373.64       27
MULTIMANAGER MID CAP VALUE........................  0.60%         A         $  229.42        2
MULTIMANAGER MID CAP VALUE........................  0.00%         B         $  244.76       28
MULTIMANAGER MID CAP VALUE........................  0.60%         B         $  226.34      131
MULTIMANAGER MID CAP VALUE........................  0.80%         B         $  220.49        1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $217.62        11

MULTIMANAGER TECHNOLOGY...........................  0.00%          A         $ 31.41         8
MULTIMANAGER TECHNOLOGY...........................  0.00%          A         $438.98        35
MULTIMANAGER TECHNOLOGY...........................  0.60%          A         $227.06         3
MULTIMANAGER TECHNOLOGY...........................  0.00%          B         $356.88        40
MULTIMANAGER TECHNOLOGY...........................  0.60%          B         $203.42       277
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $324.91         1
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $195.59        13

NATURAL RESOURCES PORTFOLIO.......................  0.00%      CLASS II      $ 17.83        43
NATURAL RESOURCES PORTFOLIO.......................  0.00%      CLASS II      $ 69.31        98

PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.00%    ADVISOR CLASS   $ 83.66        70
PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.60%    ADVISOR CLASS   $ 81.33        32
PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.80%    ADVISOR CLASS   $ 80.57        --
PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.90%    ADVISOR CLASS   $ 80.19         7

PIMCO REAL RETURN PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 11.90        70
PIMCO REAL RETURN PORTFOLIO.......................  0.00%    ADVISOR CLASS   $119.04       135
PIMCO REAL RETURN PORTFOLIO.......................  0.60%    ADVISOR CLASS   $115.72        70
PIMCO REAL RETURN PORTFOLIO.......................  0.80%    ADVISOR CLASS   $114.64        --
PIMCO REAL RETURN PORTFOLIO.......................  0.90%    ADVISOR CLASS   $114.09         6

PIMCO TOTAL RETURN PORTFOLIO......................  0.00%    ADVISOR CLASS   $ 12.10       313
PIMCO TOTAL RETURN PORTFOLIO......................  0.00%    ADVISOR CLASS   $121.00       281
PIMCO TOTAL RETURN PORTFOLIO......................  0.60%    ADVISOR CLASS   $117.63       197
PIMCO TOTAL RETURN PORTFOLIO......................  0.80%    ADVISOR CLASS   $116.53         1
PIMCO TOTAL RETURN PORTFOLIO......................  0.90%    ADVISOR CLASS   $115.98        19

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.00%      CLASS II      $164.58        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.60%      CLASS II      $159.99        82
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.80%      CLASS II      $158.49        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.90%      CLASS II      $157.74         5

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II........  0.00%      CLASS II      $ 30.42        51
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II........  0.00%      CLASS II      $304.22        15

TARGET 2015 ALLOCATION............................  0.00%          B         $ 17.39         2
TARGET 2015 ALLOCATION............................  0.00%          B         $136.70        --

TARGET 2025 ALLOCATION............................  0.00%          B         $ 19.07        46
TARGET 2025 ALLOCATION............................  0.00%          B         $141.87        --

TARGET 2035 ALLOCATION............................  0.00%          B         $ 20.22        13
TARGET 2035 ALLOCATION............................  0.00%          B         $144.81         5

TARGET 2045 ALLOCATION............................  0.00%          B         $ 21.25         8
TARGET 2045 ALLOCATION............................  0.00%          B         $145.92         1

TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.00%       CLASS 2      $ 98.21        49
TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.60%       CLASS 2      $ 95.47        38
TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.80%       CLASS 2      $ 94.57        --
TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.90%       CLASS 2      $ 94.13        12

TEMPLETON GLOBAL BOND VIP FUND....................  0.00%       CLASS 2      $ 12.41       143
TEMPLETON GLOBAL BOND VIP FUND....................  0.00%       CLASS 2      $124.14       234
TEMPLETON GLOBAL BOND VIP FUND....................  0.60%       CLASS 2      $120.69       127
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%       CLASS 2      $119.55        --
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%       CLASS 2      $118.99        11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2014

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $149.46       16
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $145.30       18
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $143.93       --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $143.25        2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 89.52       70
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 87.02       53
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 86.20       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 85.80        4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $211.12       36

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                         AMERICAN FUNDS
                                                            ALL ASSET                  INSURANCE SERIES(R) AMERICAN FUNDS
                                      ALL ASSET  ALL ASSET  MODERATE  AMERICAN CENTURY    GLOBAL SMALL       INSURANCE
                                     AGGRESSIVE-  GROWTH-    GROWTH-     VP MID CAP      CAPITALIZATION    SERIES(R) NEW
                                       ALT 25*    ALT 20*    ALT 15*     VALUE FUND         FUND/SM/       WORLD FUND(R)
                                     ----------- ---------  --------- ---------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 46,779   $ 249,617  $ 40,783     $  264,720         $  1,238         $  43,431
 Expenses:
   Asset-based charges..............     2,438      37,055     2,198         83,404            4,457             6,013
                                      --------   ---------  --------     ----------         --------         ---------

NET INVESTMENT INCOME (LOSS)........    44,341     212,562    38,585        181,316           (3,219)           37,418
                                      --------   ---------  --------     ----------         --------         ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    55,222     133,789    16,827      1,677,324           23,543           (36,978)
   Net realized gain distribution
    from the Portfolios.............    32,128     417,692    19,167      1,568,680            7,464           282,069
                                      --------   ---------  --------     ----------         --------         ---------
 Net realized gain (loss) on
   investments......................    87,350     551,481    35,994      3,246,004           31,007           245,091
                                      --------   ---------  --------     ----------         --------         ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (73,999)   (455,547)  (59,022)       324,471          (31,318)         (624,623)
                                      --------   ---------  --------     ----------         --------         ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    13,351      95,934   (23,028)     3,570,475             (311)         (379,532)
                                      --------   ---------  --------     ----------         --------         ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 57,692   $ 308,496  $ 15,557     $3,751,791         $ (3,530)        $(342,114)
                                      ========   =========  ========     ==========         ========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                       AXA 400     AXA 500    AXA 2000
                                       MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                     VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*     ALLOCATION*
                                     ----------- ----------- ----------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  11,807   $ 30,813    $   3,611   $  2,231,578    $214,961      $  310,476
 Expenses:
   Asset-based charges..............      8,851     12,889        7,954        272,517          --         140,135
                                      ---------   --------    ---------   ------------    --------      ----------

NET INVESTMENT INCOME (LOSS)........      2,956     17,924       (4,343)     1,959,061     214,961         170,341
                                      ---------   --------    ---------   ------------    --------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    223,689    161,779      116,624      3,557,021     286,446          51,651
   Net realized gain distribution
    from the Portfolios.............    139,604    169,797      118,723     12,751,696     327,022       1,074,419
                                      ---------   --------    ---------   ------------    --------      ----------
 Net realized gain (loss) on
   investments......................    363,293    331,576      235,347     16,308,717     613,468       1,126,070
                                      ---------   --------    ---------   ------------    --------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (125,871)   114,286     (144,270)   (11,906,753)    (47,686)       (471,474)
                                      ---------   --------    ---------   ------------    --------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    237,422    445,862       91,077      4,401,964     565,782         654,596
                                      ---------   --------    ---------   ------------    --------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 240,378   $463,786    $  86,734   $  6,361,025    $780,743      $  824,937
                                      =========   ========    =========   ============    ========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                           AXA                        AXA
                                           AXA             AXA             AXA        GLOBAL EQUITY    AXA     INTERNATIONAL CORE
                                   CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED     GROWTH         MANAGED
                                        STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*  STRATEGY*     VOLATILITY*
                                   ------------------- ------------ ----------------- ------------- ---------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..      $ 53,692         $14,673       $   349,490     $1,529,403   $  450,063    $   976,363
 Expenses:
   Asset-based charges............            --              --           100,223        596,193           --        165,003
                                        --------         -------       -----------     ----------   ----------    -----------

NET INVESTMENT INCOME (LOSS)......        53,692          14,673           249,267        933,210      450,063        811,360
                                        --------         -------       -----------     ----------   ----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................        56,738           4,265           473,913      1,835,332      209,814      1,370,978
   Net realized gain
    distribution from the
    Portfolios....................        70,699          13,503         1,388,948             --      686,911             --
                                        --------         -------       -----------     ----------   ----------    -----------
 Net realized gain (loss) on
   investments....................       127,437          17,768         1,862,861      1,835,332      896,725      1,370,978
                                        --------         -------       -----------     ----------   ----------    -----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................          (959)         11,188        (1,112,926)      (649,623)     203,204     (9,234,264)
                                        --------         -------       -----------     ----------   ----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......       126,478          28,956           749,935      1,185,709    1,099,929     (7,863,286)
                                        --------         -------       -----------     ----------   ----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................      $180,170         $43,629       $   999,202     $2,118,919   $1,549,992    $(7,051,926)
                                        ========         =======       ===========     ==========   ==========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                             AXA           AXA           AXA             AXA              AXA            AXA
                                        INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH LARGE CAP VALUE MID CAP VALUE
                                           MANAGED    VALUE MANAGED    MANAGED         MANAGED          MANAGED        MANAGED
                                         VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*      VOLATILITY*    VOLATILITY*
                                        ------------- ------------- -------------- ---------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $  14,067    $ 1,523,897    $  262,757     $   475,483      $ 5,594,563    $ 1,267,989
 Expenses:
   Asset-based charges.................       4,634        356,580        48,507         907,748        1,919,616        937,591
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...........       9,433      1,167,317       214,250        (432,265)       3,674,947        330,398
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      26,741        394,163       723,111      14,460,772        2,014,134      9,485,865
   Net realized gain distribution
    from the Portfolios................      30,133             --     1,146,300              --               --             --
                                          ---------    -----------    ----------     -----------      -----------    -----------
 Net realized gain (loss) on
   investments.........................      56,874        394,163     1,869,411      14,460,772        2,014,134      9,485,865
                                          ---------    -----------    ----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................    (190,003)    (8,613,032)      440,572       6,561,625       38,547,469     11,956,555
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    (133,129)    (8,218,869)    2,309,983      21,022,397       40,561,603     21,442,420
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $(123,696)   $(7,051,552)   $2,524,233     $20,590,132      $44,236,550    $21,772,818
                                          =========    ===========    ==========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                              AXA            AXA            AXA          AXA/          BLACKROCK     CHARTER/SM/
                                           MODERATE    MODERATE GROWTH MODERATE-PLUS LOOMIS SAYLES GLOBAL ALLOCATION MULTI-SECTOR
                                          ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*        V.I. FUND        BOND*
                                         ------------  --------------- ------------- ------------- ----------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios........ $ 11,020,655    $  854,937    $  5,781,912   $    25,978     $   229,566    $ 2,461,024
 Expenses:
   Asset-based charges..................    5,327,913            --         916,417        63,709              --        422,301
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)............    5,692,742       854,937       4,865,495       (37,731)        229,566      2,038,723
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.........................    4,352,723       615,643      (1,051,617)      902,456         144,908     (1,578,671)
   Net realized gain distribution from
    the Portfolios......................   44,963,410     1,526,999      30,106,689     7,458,770         883,322             --
                                         ------------    ----------    ------------   -----------     -----------    -----------
 Net realized gain (loss) on
   investments..........................   49,316,133     2,142,642      29,055,072     8,361,226       1,028,230     (1,578,671)
                                         ------------    ----------    ------------   -----------     -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments........  (29,600,276)      306,201     (18,509,863)   (6,614,918)     (1,086,044)     1,464,577
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..................   19,715,857     2,448,843      10,545,209     1,746,308         (57,814)      (114,094)
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............. $ 25,408,599    $3,303,780    $ 15,410,704   $ 1,708,577     $   171,752    $ 1,924,629
                                         ============    ==========    ============   ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                              EQ/            EQ/
                                             CHARTER/SM/  CHARTER/SM/  ALLIANCEBERNSTEIN  BLACKROCK     EQ/BOSTON     EQ/CALVERT
                                              SMALL CAP    SMALL CAP       SMALL CAP     BASIC VALUE ADVISORS EQUITY   SOCIALLY
                                               GROWTH*       VALUE*         GROWTH*        EQUITY*       INCOME*     RESPONSIBLE*
                                             -----------  -----------  ----------------- ----------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $        --  $    57,111    $    126,112    $ 2,297,801   $   310,911     $ 11,299
 Expenses:
   Asset-based charges......................      22,396       92,604         995,499        800,727        48,425        3,361
                                             -----------  -----------    ------------    -----------   -----------     --------

NET INVESTMENT INCOME (LOSS)................     (22,396)     (35,493)       (869,387)     1,497,074       262,486        7,938
                                             -----------  -----------    ------------    -----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on investments..     841,939    1,358,316       6,754,002      7,806,487       904,619       74,079
   Net realized gain distribution from
    the Portfolios..........................          --           --      22,448,984             --     1,852,247       12,276
                                             -----------  -----------    ------------    -----------   -----------     --------
 Net realized gain (loss) on investments....     841,939    1,358,316      29,202,986      7,806,487     2,756,866       86,355
                                             -----------  -----------    ------------    -----------   -----------     --------

 Net change in unrealized appreciation
   (depreciation) of investments............  (1,199,274)  (3,188,093)    (22,199,345)     9,853,286    (1,401,011)      77,257
                                             -----------  -----------    ------------    -----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS.............................    (357,335)  (1,829,777)      7,003,641     17,659,773     1,355,855      163,612
                                             -----------  -----------    ------------    -----------   -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $  (379,731) $(1,865,270)   $  6,134,254    $19,156,847   $ 1,618,341     $171,550
                                             ===========  ===========    ============    ===========   ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                     EQ/CAPITAL   EQ/COMMON     EQ/CORE    EQ/EQUITY    EQ/GAMCO      EQ/GAMCO
                                                      GUARDIAN      STOCK        BOND         500      MERGERS AND  SMALL COMPANY
                                                     RESEARCH*     INDEX*       INDEX*      INDEX*    ACQUISITIONS*    VALUE*
                                                     ----------- ------------ ----------  ----------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................... $   746,543 $ 19,711,090 $  695,465  $ 9,972,415   $      --    $   421,149
 Expenses:
   Asset-based charges..............................     517,267    8,532,940    156,501    2,677,509      35,280        411,087
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET INVESTMENT INCOME (LOSS)........................     229,276   11,178,150    538,964    7,294,906     (35,280)        10,062
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..........   5,375,612   39,236,229   (113,250)  32,690,729     148,013      8,251,070
   Net realized gain distribution from the
    Portfolios......................................          --           --         --    9,225,191     576,100      5,111,077
                                                     ----------- ------------ ----------  -----------   ---------    -----------
 Net realized gain (loss) on investments............   5,375,612   39,236,229   (113,250)  41,915,920     724,113     13,362,147
                                                     ----------- ------------ ----------  -----------   ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments....................   4,535,292  123,150,321    681,768   35,876,744    (502,229)    (9,134,958)
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   9,910,904  162,386,550    568,518   77,792,664     221,884      4,227,189
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................... $10,140,180 $173,564,700 $1,107,482  $85,087,570   $ 186,604    $ 4,237,251
                                                     =========== ============ ==========  ===========   =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                    EQ/
                                                                INTERMEDIATE      EQ/                  EQ/JPMORGAN     EQ/LARGE
                                                     EQ/GLOBAL   GOVERNMENT  INTERNATIONAL EQ/INVESCO     VALUE       CAP GROWTH
                                                     BOND PLUS*    BOND*     EQUITY INDEX* COMSTOCK*  OPPORTUNITIES*    INDEX*
                                                     ---------- ------------ ------------- ---------- -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................... $ 140,323   $  338,941  $ 10,097,592  $  345,775   $  320,391   $ 1,159,421
 Expenses:
   Asset-based charges..............................    59,574      282,352     1,701,832      45,819      128,525       588,559
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)........................    80,749       56,589     8,395,760     299,956      191,866       570,862
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..........  (134,927)     436,856     2,200,137   1,032,871      957,434     7,730,927
   Net realized gain distribution from the
    Portfolios......................................   270,172       71,393            --          --           --    14,825,014
                                                     ---------   ----------  ------------  ----------   ----------   -----------
 Net realized gain (loss) on investments............   135,245      508,249     2,200,137   1,032,871      957,434    22,555,941
                                                     ---------   ----------  ------------  ----------   ----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments....................   (83,551)     479,791   (35,202,429)     11,226    2,781,447    (8,998,459)
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    51,694      988,040   (33,002,292)  1,044,097    3,738,881    13,557,482
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................... $ 132,443   $1,044,629  $(24,606,532) $1,344,053   $3,930,747   $14,128,344
                                                     =========   ==========  ============  ==========   ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                          EQ/
                                                      EQ/LARGE      EQ/MFS                           MORGAN STANLEY  EQ/PIMCO
                                                      CAP VALUE  INTERNATIONAL   EQ/MID    EQ/MONEY     MID CAP     ULTRA SHORT
                                                       INDEX*       GROWTH*    CAP INDEX*  MARKET*      GROWTH*        BOND*
                                                      ---------- ------------- ---------- ---------  -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..................... $  279,853  $   368,955  $  906,621 $     178   $        --    $ 143,186
 Expenses:
   Asset-based charges...............................     53,219      109,186     393,690   746,790       166,327      116,527
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET INVESTMENT INCOME (LOSS).........................    226,634      259,769     512,931  (746,612)     (166,327)      26,659
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...........  1,562,386    1,379,681   3,246,757     1,125     2,065,786      (47,094)
   Net realized gain distribution from the
    Portfolios.......................................         --    1,543,913          --       356     6,168,467           --
                                                      ----------  -----------  ---------- ---------   -----------    ---------
 Net realized gain (loss) on investments.............  1,562,386    2,923,594   3,246,757     1,481     8,234,253      (47,094)
                                                      ----------  -----------  ---------- ---------   -----------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.....................    208,159   (5,215,215)  5,674,042      (448)   (8,689,263)    (124,831)
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.........................................  1,770,545   (2,291,621)  8,920,799     1,033      (455,010)    (171,925)
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................... $1,997,179  $(2,031,852) $9,433,730 $(745,579)  $  (621,337)   $(145,266)
                                                      ==========  ===========  ========== =========   ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                               EQ/                                 FIDELITY(R)
                                                     EQ/        EQ/SMALL     T. ROWE      EQ/UBS        EQ/         VIP ASSET
                                                 QUALITY BOND   COMPANY    PRICE GROWTH  GROWTH &   WELLS FARGO  MANAGER: GROWTH
                                                    PLUS*        INDEX*       STOCK*     INCOME*   OMEGA GROWTH*    PORTFOLIO
                                                 ------------ -----------  ------------ ---------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................ $   644,886  $   557,709   $       --  $   61,764 $         --      $11,784
 Expenses:
   Asset-based charges..........................     284,120      193,459      224,609      31,806      295,604           --
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET INVESTMENT INCOME (LOSS)....................     360,766      364,250     (224,609)     29,958     (295,604)      11,784
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments......  (1,139,345)   2,688,477    4,080,716     653,105    2,820,931       57,004
   Net realized gain distribution from the
    Portfolios..................................          --    6,073,654           --          --   10,968,357        1,169
                                                 -----------  -----------   ----------  ---------- ------------      -------
 Net realized gain (loss) on investments........  (1,139,345)   8,762,131    4,080,716     653,105   13,789,288       58,173
                                                 -----------  -----------   ----------  ---------- ------------      -------

 Net change in unrealized appreciation
   (depreciation) of investments................   2,362,839   (5,923,647)     875,970     599,063  (10,255,614)       5,671
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS....................................   1,223,494    2,838,484    4,956,686   1,252,168    3,533,674       63,844
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................... $ 1,584,260  $ 3,202,734   $4,732,077  $1,282,126 $  3,238,070      $75,628
                                                 ===========  ===========   ==========  ========== ============      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                 FIDELITY(R) FIDELITY(R)  FIDELITY(R)  FIDELITY(R)
                                                  FIDELITY(R)    VIP EQUITY- VIP GROWTH &  VIP HIGH   VIP INVESTMENT FIDELITY(R)
                                               VIP CONTRAFUND(R)   INCOME       INCOME      INCOME      GRADE BOND   VIP MID CAP
                                                   PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ----------------- ----------- ------------ ----------- -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............    $  630,469      $ 26,398     $115,405    $ 424,752    $ 164,816    $    6,312
 Expenses:
   Asset-based charges........................       331,887            --       20,652           --           --        35,955
                                                  ----------      --------     --------    ---------    ---------    ----------

NET INVESTMENT INCOME (LOSS)..................       298,582        26,398       94,753      424,752      164,816       (29,643)
                                                  ----------      --------     --------    ---------    ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     4,804,819       127,471      536,796     (118,246)    (197,352)    1,170,364
   Net realized gain distribution from the
    Portfolios................................     1,755,471        14,883           --           --        3,630       751,650
                                                  ----------      --------     --------    ---------    ---------    ----------
 Net realized gain (loss) on investments......     6,560,290       142,354      536,796     (118,246)    (193,722)    1,922,014
                                                  ----------      --------     --------    ---------    ---------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............     2,042,775       (91,475)     (33,481)    (189,707)     482,178       (79,185)
                                                  ----------      --------     --------    ---------    ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     8,603,065        50,879      503,315     (307,953)     288,456     1,842,829
                                                  ----------      --------     --------    ---------    ---------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................    $8,901,647      $ 77,277     $598,068    $ 116,799    $ 453,272    $1,813,186
                                                  ==========      ========     ========    =========    =========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                     FIDELITY(R)
                                          FIDELITY(R)    FIDELITY(R)  VIP VALUE    FRANKLIN        FRANKLIN        FRANKLIN
                                        VIP MONEY MARKET  VIP VALUE  STRATEGIES  MUTUAL SHARES RISING DIVIDENDS SMALL CAP VALUE
                                           PORTFOLIO      PORTFOLIO   PORTFOLIO    VIP FUND        VIP FUND        VIP FUND
                                        ---------------- ----------- ----------- ------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......       $98         $ 16,928    $  2,678     $ 250,534      $  643,078      $    34,927
 Expenses:
   Asset-based charges.................        --               --          --        21,282         171,664           15,075
                                              ---         --------    --------     ---------      ----------      -----------

NET INVESTMENT INCOME (LOSS)...........        98           16,928       2,678       229,252         471,414           19,852
                                              ---         --------    --------     ---------      ----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................        --          124,655      50,982       894,060       2,817,425          647,399
   Net realized gain distribution
    from the Portfolios................        --           56,543          --        65,141         946,302          421,166
                                              ---         --------    --------     ---------      ----------      -----------
 Net realized gain (loss) on
   investments.........................        --          181,198      50,982       959,201       3,763,727        1,068,565
                                              ---         --------    --------     ---------      ----------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................        --          (43,430)    (34,551)     (396,363)       (258,664)      (1,101,350)
                                              ---         --------    --------     ---------      ----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................        --          137,768      16,431       562,838       3,505,063          (32,785)
                                              ---         --------    --------     ---------      ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............       $98         $154,696    $ 19,109     $ 792,090      $3,976,477      $   (12,933)
                                              ===         ========    ========     =========      ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                   INVESCO V.I. INVESCO V.I.               INVESCO V.I.
                                    FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED     GLOBAL    INVESCO V.I.    MID CAP
                                STRATEGIC INCOME   MID CAP VALUE     DIVIDEND   REAL ESTATE  INTERNATIONAL CORE EQUITY
                                    VIP FUND           FUND            FUND         FUND      GROWTH FUND      FUND
                                ---------------- ----------------- ------------ ------------ ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 1,557,169       $    79,760      $ 15,803    $  380,012   $   386,546   $      --
 Expenses:
   Asset-based charges.........        84,430            28,198            --        60,606        66,723       9,898
                                  -----------       -----------      --------    ----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)...     1,472,739            51,562        15,803       319,406       319,823      (9,898)
                                  -----------       -----------      --------    ----------   -----------   ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (136,410)          838,413       214,406       595,339       842,586     208,971
   Net realized gain
    distribution from the
    Portfolios.................       515,735         1,739,462            --            --            --     379,299
                                  -----------       -----------      --------    ----------   -----------   ---------
 Net realized gain (loss) on
   investments.................       379,325         2,577,875       214,406       595,339       842,586     588,270
                                  -----------       -----------      --------    ----------   -----------   ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,511,853)       (1,513,842)      (29,610)    2,223,583    (1,327,365)   (451,778)
                                  -----------       -----------      --------    ----------   -----------   ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,132,528)        1,064,033       184,796     2,818,922      (484,779)    136,492
                                  -----------       -----------      --------    ----------   -----------   ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $   340,211       $ 1,115,595      $200,599    $3,138,328   $  (164,956)  $ 126,594
                                  ===========       ===========      ========    ==========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                    INVESCO       IVY FUNDS    IVY FUNDS   IVY FUNDS   IVY FUNDS     IVY FUNDS
                                                 V.I. SMALL CAP VIP DIVIDEND      VIP      VIP HIGH   VIP MID CAP VIP SCIENCE AND
                                                  EQUITY FUND   OPPORTUNITIES   ENERGY      INCOME      GROWTH      TECHNOLOGY
                                                 -------------- ------------- -----------  ---------  ----------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................   $      --      $  9,370    $        --  $ 535,524  $       --    $        --
 Expenses:
   Asset-based charges..........................      11,012            --         50,896     33,017      78,905         66,084
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET INVESTMENT INCOME (LOSS)....................     (11,012)        9,370        (50,896)   502,507     (78,905)       (66,084)
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments......     264,568        29,763        979,407     77,909   1,029,630      1,088,921
   Net realized gain distribution from the
    Portfolios..................................     360,970        62,859        424,679     80,793   1,495,240      1,654,469
                                                   ---------      --------    -----------  ---------  ----------    -----------
 Net realized gain (loss) on investments........     625,538        92,622      1,404,086    158,702   2,524,870      2,743,390
                                                   ---------      --------    -----------  ---------  ----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments................    (552,554)      (34,895)    (3,699,872)  (767,518)   (544,086)    (2,128,934)
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS....................................      72,984        57,727     (2,295,786)  (608,816)  1,980,784        614,456
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS......................   $  61,972      $ 67,097    $(2,346,682) $(106,309) $1,901,879    $   548,372
                                                   =========      ========    ===========  =========  ==========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                             LAZARD RETIREMENT    MFS(R)        MFS(R)
                                                 IVY FUNDS       EMERGING      INTERNATIONAL  INVESTORS      MFS(R)     MFS(R)
                                               VIP SMALL CAP  MARKETS EQUITY       VALUE     GROWTH STOCK  INVESTORS   UTILITIES
                                                  GROWTH         PORTFOLIO       PORTFOLIO      SERIES    TRUST SERIES  SERIES
                                               ------------- ----------------- ------------- ------------ ------------ ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $        --     $   803,459     $ 1,058,310    $  5,850     $ 14,417   $  33,820
 Expenses:
   Asset-based charges........................       17,017         122,770         154,264       7,821        5,755          --
                                                -----------     -----------     -----------    --------     --------   ---------

NET INVESTMENT INCOME (LOSS)..................      (17,017)        680,689         904,046      (1,971)       8,662      33,820
                                                -----------     -----------     -----------    --------     --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....      403,731         132,955       3,351,009      92,583       89,084     231,353
   Net realized gain distribution from the
    Portfolios................................      784,057         432,651              --     118,147      146,456      65,189
                                                -----------     -----------     -----------    --------     --------   ---------
 Net realized gain (loss) on investments......    1,187,788         565,606       3,351,009     210,730      235,540     296,542
                                                -----------     -----------     -----------    --------     --------   ---------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (1,130,384)     (3,490,208)     (3,831,095)     (1,059)     (61,538)   (111,004)
                                                -----------     -----------     -----------    --------     --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................       57,404      (2,924,602)       (480,086)    209,671      174,002     185,538
                                                -----------     -----------     -----------    --------     --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $    40,387     $(2,243,913)    $   423,960    $207,700     $182,664   $ 219,358
                                                ===========     ===========     ===========    ========     ========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                    MULTIMANAGER              MULTIMANAGER MULTIMANAGER                NATURAL
                                                     AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP    MULTIMANAGER  RESOURCES
                                                      EQUITY*     CORE BOND*    GROWTH*       VALUE*    TECHNOLOGY*   PORTFOLIO
                                                    ------------ ------------ ------------ ------------ ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $   405,507   $1,608,161  $        --   $  226,655  $        --  $        --
 Expenses:
   Asset-based charges.............................   2,227,938      248,751      111,491      183,608      345,783           --
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).......................  (1,822,431)   1,359,410     (111,491)      43,047     (345,783)          --
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  16,355,359     (511,209)   1,177,934    2,884,503    6,043,158      575,631
   Net realized gain distribution from the
    Portfolios.....................................          --      802,495    3,605,558           --    6,209,671           --
                                                    -----------   ----------  -----------   ----------  -----------  -----------
 Net realized gain (loss) on investments...........  16,355,359      291,286    4,783,492    2,884,503   12,252,829      575,631
                                                    -----------   ----------  -----------   ----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................  25,002,884      876,293   (3,243,091)    (429,790)  (1,474,724)  (2,195,579)
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  41,358,243    1,167,579    1,540,401    2,454,713   10,778,105   (1,619,948)
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $39,535,812   $2,526,989  $ 1,428,910   $2,497,760  $10,432,322  $(1,619,948)
                                                    ===========   ==========  ===========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                   PIMCO
                                                 COMMODITY
                                               REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE  T. ROWE PRICE
                                                 STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME HEALTH SCIENCES TARGET 2015
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO-II   PORTFOLIO-II   ALLOCATION*
                                               ------------- -----------  ------------ ------------- --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $    28,126  $   368,862   $1,379,503   $  304,809     $       --      $   465
 Expenses:
   Asset-based charges........................       25,772       59,269      168,513       86,780             --           --
                                                -----------  -----------   ----------   ----------     ----------      -------

NET INVESTMENT INCOME (LOSS)..................        2,354      309,593    1,210,990      218,029             --          465
                                                -----------  -----------   ----------   ----------     ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     (517,257)  (1,833,750)    (228,337)   1,625,081      1,534,400        5,146
   Net realized gain distribution from the
    Portfolios................................           --           --           --           --        434,865        4,864
                                                -----------  -----------   ----------   ----------     ----------      -------
 Net realized gain (loss) on investments......     (517,257)  (1,833,750)    (228,337)   1,625,081      1,969,265       10,010
                                                -----------  -----------   ----------   ----------     ----------      -------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (1,541,501)   2,377,805    1,568,616     (566,990)      (527,699)      (8,895)
                                                -----------  -----------   ----------   ----------     ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   (2,058,758)     544,055    1,340,279    1,058,091      1,441,566        1,115
                                                -----------  -----------   ----------   ----------     ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $(2,056,404) $   853,648   $2,551,269   $1,276,120     $1,441,566      $ 1,580
                                                ===========  ===========   ==========   ==========     ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                              TEMPLETON
                                                                                              DEVELOPING   TEMPLETON   TEMPLETON
                                                         TARGET 2025 TARGET 2035 TARGET 2045   MARKETS    GLOBAL BOND   GROWTH
                                                         ALLOCATION* ALLOCATION* ALLOCATION*   VIP FUND    VIP FUND    VIP FUND
                                                         ----------- ----------- ----------- -----------  -----------  ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios........................  $ 11,284    $ 11,871    $  3,308   $   144,480  $ 2,347,299  $  66,320
 Expenses:
   Asset-based charges..................................        --          --          --        33,871      107,036     17,947
                                                          --------    --------    --------   -----------  -----------  ---------

NET INVESTMENT INCOME (LOSS)............................    11,284      11,871       3,308       110,609    2,240,263     48,373
                                                          --------    --------    --------   -----------  -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..............    16,169       6,536      10,709       (93,797)    (602,205)   292,132
   Net realized gain distribution from the Portfolios...    90,881      97,254      27,053            --           --         --
                                                          --------    --------    --------   -----------  -----------  ---------
 Net realized gain (loss) on investments................   107,050     103,790      37,762       (93,797)    (602,205)   292,132
                                                          --------    --------    --------   -----------  -----------  ---------

 Net change in unrealized appreciation (depreciation)
   of investments.......................................   (88,901)    (76,542)    (29,346)     (916,763)  (1,058,101)  (550,198)
                                                          --------    --------    --------   -----------  -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..    18,149      27,248       8,416    (1,010,560)  (1,660,306)  (258,066)
                                                          --------    --------    --------   -----------  -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................  $ 29,433    $ 39,119    $ 11,724   $  (899,951) $   579,957  $(209,693)
                                                          ========    ========    ========   ===========  ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                  VANGUARD
                                                VAN ECK VIP  VARIABLE INSURANCE
                                                GLOBAL HARD  FUND-EQUITY INDEX
                                                ASSETS FUND      PORTFOLIO
                                                -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............... $        --       $112,256
 Expenses:
   Asset-based charges.........................      39,339         40,519
                                                -----------       --------

NET INVESTMENT INCOME (LOSS)...................     (39,339)        71,737
                                                -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.....     (67,285)       336,111
   Net realized gain distribution from the
    Portfolios.................................          --        124,189
                                                -----------       --------
 Net realized gain (loss) on investments.......     (67,285)       460,300
                                                -----------       --------

 Net change in unrealized appreciation
   (depreciation) of investments...............  (2,568,811)       291,651
                                                -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...................................  (2,636,096)       751,951
                                                -----------       --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(2,675,435)      $823,688
                                                ===========       ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                 ALL ASSET
                                                ALL ASSET                                        MODERATE
                                          AGGRESSIVE-ALT 25*(A)  ALL ASSET GROWTH-ALT 20*    GROWTH-ALT 15*(A)
                                         ----------------------  ------------------------  --------------------
                                            2014        2013         2014         2013        2014       2013
                                         ----------  ----------  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   44,341  $    8,357  $   212,562  $   157,101  $   38,585  $ 10,678
 Net realized gain (loss) on investments     87,350      21,303      551,481      919,004      35,994     7,226
 Net change in unrealized appreciation
   (depreciation) of investments........    (73,999)     20,945     (455,547)     609,651     (59,022)   13,339
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net increase (decrease) in net assets
   resulting from operations............     57,692      50,605      308,496    1,685,756      15,557    31,243
                                         ----------  ----------  -----------  -----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  2,753,131     650,609    2,980,374    2,758,086     987,674   143,354
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (256,759)    466,696      566,028      600,637     780,816   767,570
 Redemptions for contract benefits and
   terminations.........................    (27,972)         --     (209,311)    (366,573)     (2,872)       --
 Contract maintenance charges...........   (223,568)    (27,433)    (886,284)    (741,014)   (168,125)  (17,415)
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions.........................  2,244,832   1,089,872    2,450,807    2,251,136   1,597,493   893,509
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net increase (decrease) in amount
   retained by AXA in Separate Account
   FP...................................         20           4           --          412          20         6
                                         ----------  ----------  -----------  -----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS...  2,302,544   1,140,481    2,759,303    3,937,304   1,613,070   924,758
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,140,481          --   14,861,779   10,924,475     924,758        --
                                         ----------  ----------  -----------  -----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD..... $3,443,025  $1,140,481  $17,621,082   14,861,779  $2,537,828  $924,758
                                         ==========  ==========  ===========  ===========  ==========  ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.................................         42          14           32           34          22        10
 Redeemed...............................        (21)         (3)         (13)         (15)         (3)       (1)
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net Increase (Decrease)................         21          11           19           19          19         9
                                         ==========  ==========  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                         AMERICAN FUNDS
                                                                       INSURANCE SERIES(R)          AMERICAN FUNDS
                                             AMERICAN CENTURY VP MID      GLOBAL SMALL            INSURANCE SERIES(R)
                                                 CAP VALUE FUND       CAPITALIZATION FUND/SM/(A) NEW WORLD FUND(R)(A)
                                            ------------------------  -------------------------  --------------------
                                                2014         2013        2014          2013         2014       2013
                                            -----------  -----------   ----------     --------   ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   181,316  $   140,217  $   (3,219)    $    (24)   $   37,418  $  9,960
 Net realized gain (loss) on investments...   3,246,004    1,203,943      31,007          (68)      245,091     5,564
 Net change in unrealized appreciation
   (depreciation) of investments...........     324,471    2,997,930     (31,318)      40,076      (624,623)   16,840
                                            -----------  -----------   ----------     --------   ----------  --------
 Net increase (decrease) in net assets
   resulting from operations...............   3,751,791    4,342,090      (3,530)      39,984      (342,114)   32,364
                                            -----------  -----------   ----------     --------   ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,312,405    1,387,085     427,516       44,428       990,649   143,481
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   3,106,133    6,430,772     660,216      794,293     2,466,492   776,583
 Redemptions for contract benefits and
   terminations............................    (655,632)  (2,691,520)    (58,328)      (1,324)      (30,630)   (2,058)
 Contract maintenance charges..............    (564,106)    (425,445)    (65,729)      (8,752)     (119,736)  (12,556)
                                            -----------  -----------   ----------     --------   ----------  --------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   4,198,800    4,700,892     963,675      828,645     3,306,775   905,450
                                            -----------  -----------   ----------     --------   ----------  --------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..       7,000       24,209          90            9         1,245         5
                                            -----------  -----------   ----------     --------   ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......   7,957,591    9,067,191     960,235      868,638     2,965,906   937,819
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  22,583,847   13,516,656     868,638           --       937,819        --
                                            -----------  -----------   ----------     --------   ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........ $30,541,438  $22,583,847  $1,828,873     $868,638    $3,903,725  $937,819
                                            ===========  ===========   ==========     ========   ==========  ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued....................................         119           95          --           --            --        --
 Redeemed..................................         (60)         (51)         --           --            --        --
                                            -----------  -----------   ----------     --------   ----------  --------
 Net Increase (Decrease)...................          59           44          --           --            --        --
                                            ===========  ===========   ==========     ========   ==========  ========
UNIT ACTIVITY CLASS 4
 Issued....................................          --           --          25            9            85        17
 Redeemed..................................          --           --          (8)          (1)          (13)       (1)
                                            -----------  -----------   ----------     --------   ----------  --------
 Net Increase (Decrease)...................          --           --          17            8            72        16
                                            ===========  ===========   ==========     ========   ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                  VOLATILITY*             VOLATILITY*             VOLATILITY*
                                            ----------------------  ----------------------  ----------------------
                                               2014        2013        2014        2013        2014        2013
                                            ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    2,956  $   (4,554) $   17,924  $    4,167  $   (4,343) $   (3,801)
 Net realized gain (loss) on investments...    363,293     371,220     331,576     317,330     235,347     329,685
 Net change in unrealized appreciation
   (depreciation) of investments...........   (125,871)    291,583     114,286     302,245    (144,270)    221,549
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............    240,378     658,249     463,786     623,742      86,734     547,433
                                            ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    340,483     346,792     397,977     308,800     271,695     209,063
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (147,053)    467,909   2,200,232     254,708     255,038     195,938
 Redemptions for contract benefits and
   terminations............................   (197,238)    (88,223)    (92,814)   (126,340)    (93,785)    (46,768)
 Contract maintenance charges..............   (162,792)   (142,475)   (175,874)   (111,394)   (105,199)    (76,900)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (166,600)    584,003   2,329,521     325,774     327,749     281,333
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         20          11          50          10          25           9
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......     73,798   1,242,263   2,793,357     949,526     414,508     828,775
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  2,991,534   1,749,271   2,782,544   1,833,018   2,131,888   1,303,113
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $3,065,332  $2,991,534  $5,575,901  $2,782,544  $2,546,396  $2,131,888
                                            ==========  ==========  ==========  ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued....................................          6          13          19           8           9           8
 Redeemed..................................         (7)         (9)         (5)         (5)         (6)         (6)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)...................         (1)          4          14           3           3           2
                                            ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                    ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                            --------------------------  ------------------------  ------------------------
                                                2014          2013          2014         2013         2014         2013
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  1,959,061  $  3,084,303  $   214,961  $   288,436  $   170,341  $   208,853
 Net realized gain (loss) on investments...   16,308,717     6,486,174      613,468      181,151    1,126,070      975,101
 Net change in unrealized appreciation
   (depreciation) of investments...........  (11,906,753)   21,294,134      (47,686)   1,125,866     (471,474)     318,294
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    6,361,025    30,864,611      780,743    1,595,453      824,937    1,502,248
                                            ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   13,643,677    13,505,438    6,647,881    6,404,913    3,131,250    3,205,745
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (7,341,331)   (8,438,056)  (1,720,102)     372,984   (1,636,589)  (1,293,997)
 Redemptions for contract benefits and
   terminations............................   (6,736,008)   (5,242,848)    (153,899)    (190,156)  (1,029,069)  (2,068,433)
 Contract maintenance charges..............   (7,158,104)   (7,405,927)  (1,755,434)  (1,312,492)  (2,622,725)  (2,858,144)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (7,591,766)   (7,581,393)   3,018,446    5,275,249   (2,157,133)  (3,014,829)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --       (40,000)          --            1           --            2
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......   (1,230,741)   23,243,218    3,799,189    6,870,703   (1,332,196)  (1,512,579)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  144,012,037   120,768,819   16,002,866    9,132,163   37,513,234   39,025,813
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $142,781,296  $144,012,037  $19,802,055  $16,002,866  $36,181,038  $37,513,234
                                            ============  ============  ===========  ===========  ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           63            39           --           --           59           86
 Redeemed..................................          (75)          (88)          --           --          (70)         (72)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (12)          (49)          --           --          (11)          14
                                            ============  ============  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................           28            37           36           53           11           12
 Redeemed..................................          (45)          (37)         (14)         (11)         (11)         (17)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (17)           --           22           42           --           (5)
                                            ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                               GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                            ----------------------  ----------------------  ------------------------
                                               2014        2013        2014        2013         2014         2013
                                            ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   53,692  $   66,412  $   14,673  $   15,701  $   249,267  $   380,179
 Net realized gain (loss) on investments...    127,437      47,097      17,768      10,191    1,862,861    1,627,101
 Net change in unrealized appreciation
   (depreciation) of investments...........       (959)    262,760      11,188      32,633   (1,112,926)   1,364,147
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    180,170     376,269      43,629      58,525      999,202    3,371,427
                                            ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....  1,689,753   1,150,917     521,170     358,827    3,131,758    3,418,214
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (176,736)   (177,995)     36,745     114,065     (336,303)    (978,447)
 Redemptions for contract benefits and
   terminations............................    (38,203)    (75,801)     (5,394)     (1,803)  (1,773,525)  (1,953,562)
 Contract maintenance charges..............   (459,181)   (378,383)   (176,029)   (149,513)  (2,631,384)  (2,590,832)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  1,015,633     518,738     376,492     321,576   (1,609,454)  (2,104,627)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         --          (1)         --          (1)          --           (2)
                                            ----------  ----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  1,195,803     895,006     420,121     380,100     (610,252)   1,266,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  4,199,523   3,304,517   1,509,390   1,129,290   35,577,345   34,310,547
                                            ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $5,395,326  $4,199,523  $1,929,511  $1,509,390  $34,967,093  $35,577,345
                                            ==========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................         --          --          --          --           54           42
 Redeemed..................................         --          --          --          --          (34)         (47)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)...................         --          --          --          --           20           (5)
                                            ==========  ==========  ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued....................................         12           8           4           5           12           13
 Redeemed..................................         (4)         (4)         (1)         (2)         (13)         (18)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)...................          8           4           3           3           (1)          (5)
                                            ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                      AXA INTERNATIONAL
                                                 AXA GLOBAL EQUITY                                      CORE MANAGED
                                                MANAGED VOLATILITY*       AXA GROWTH STRATEGY*         VOLATILITY*(B)
                                            --------------------------  ------------------------  ------------------------
                                                2014          2013          2014         2013         2014         2013
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    933,210  $    686,456  $   450,063  $   534,314  $   811,360  $   177,709
 Net realized gain (loss) on investments...    1,835,332       209,910      896,725      198,728    1,370,978      418,476
 Net change in unrealized appreciation
   (depreciation) of investments...........     (649,623)   27,801,662      203,204    2,504,761   (9,234,264)   4,306,905
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    2,118,919    28,698,028    1,549,992    3,237,803   (7,051,926)   4,903,090
                                            ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    9,665,780    10,660,660   11,432,734    8,744,383    2,968,241    2,080,375
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (8,244,070)   (8,183,377)   1,403,127      134,954   46,537,401   (2,803,317)
 Redemptions for contract benefits and
   terminations............................   (8,277,439)  (10,491,400)    (417,417)    (140,155)  (1,409,412)  (1,305,126)
 Contract maintenance charges..............   (7,377,254)   (7,856,403)  (2,531,987)  (1,955,971)  (3,184,166)  (1,176,687)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (14,232,983)  (15,870,520)   9,886,457    6,783,211   44,912,064   (3,204,755)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --       (50,001)          --           (1)          --      (32,750)
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (12,114,064)   12,777,507   11,436,449   10,021,013   37,860,138    1,665,585
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  165,449,262   152,671,755   22,985,782   12,964,769   31,687,646   30,022,061
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $153,335,198  $165,449,262  $34,422,231  $22,985,782  $69,547,784  $31,687,646
                                            ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           44            44           --           --           55            2
 Redeemed..................................          (71)          (13)          --           --          (10)          (6)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (27)           31           --           --           45           (4)
                                            ============  ============  ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued....................................           14            19           75           56          262           16
 Redeemed..................................          (59)          (82)          (9)          (6)         (50)         (33)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (45)          (63)          66           50          212          (17)
                                            ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               AXA INTERNATIONAL      AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE
                                              MANAGED VOLATILITY*       MANAGED VOLATILITY*      MANAGED VOLATILITY*(E)
                                            ----------------------  --------------------------  ------------------------
                                               2014        2013         2014          2013          2014         2013
                                            ----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    9,433  $   (7,084) $  1,167,317  $    715,381  $   214,250  $    44,301
 Net realized gain (loss) on investments...     56,874     338,394       394,163    (1,116,728)   1,869,411      764,841
 Net change in unrealized appreciation
   (depreciation) of investments...........   (190,003)     33,023    (8,613,032)   16,787,439      440,572    2,993,249
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   (123,696)    364,333    (7,051,552)   16,386,092    2,524,233    3,802,391
                                            ----------  ----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    225,690     224,324     6,104,497     6,736,181      875,818      993,707
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     29,102    (581,085)   (2,438,601)   (2,558,907)   9,581,407    2,658,845
 Redemptions for contract benefits and
   terminations............................    (34,332)   (104,346)   (5,171,748)   (5,814,648)    (757,255)    (368,212)
 Contract maintenance charges..............    (86,791)   (122,214)   (4,836,909)   (5,042,503)    (971,929)    (649,425)
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    133,669    (583,321)   (6,342,761)   (6,679,877)   8,728,041    2,634,915
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         35          (6)           --       (59,998)          --      (53,499)
                                            ----------  ----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......     10,008    (218,994)  (13,394,313)    9,646,217   11,252,274    6,383,807
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,616,964   1,835,958   100,346,412    90,700,195   17,689,610   11,305,803
                                            ----------  ----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $1,626,972  $1,616,964  $ 86,952,099  $100,346,412  $28,941,884  $17,689,610
                                            ==========  ==========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................         --          --            16            14           20            1
 Redeemed..................................         --          --           (23)          (17)          (4)          (1)
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...................         --          --            (7)           (3)          16           --
                                            ==========  ==========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued....................................          6           5            34            41           51           29
 Redeemed..................................         (4)         (9)          (61)          (73)         (20)         (10)
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...................          2          (4)          (27)          (32)          31           19
                                            ==========  ==========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                            AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                           MANAGED VOLATILITY*(F)      MANAGED VOLATILITY*(C)        MANAGED VOLATILITY*
                                         --------------------------  --------------------------  --------------------------
                                             2014          2013          2014          2013          2014          2013
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (432,265) $   (433,630) $  3,674,947  $  2,002,757  $    330,398  $    166,730
 Net realized gain (loss) on investments   14,460,772     6,187,543     2,014,134    (5,875,851)    9,485,865     7,887,257
 Net change in unrealized appreciation
   (depreciation) of investments........    6,561,625    33,612,179    38,547,469   101,188,980    11,956,555    49,132,156
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations............   20,590,132    39,366,092    44,236,550    97,315,886    21,772,818    57,186,143
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,555,460     8,448,015    22,882,748    23,805,391    11,653,042    12,620,281
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   98,121,447    (4,165,462)   21,144,025   (15,724,391)   (8,701,077)   (9,909,432)
 Redemptions for contract benefits and
   terminations.........................  (10,984,601)   (8,567,673)  (21,867,042)  (20,656,525)  (12,261,568)  (13,375,023)
 Contract maintenance charges...........   (9,943,906)   (7,730,662)  (22,508,137)  (23,144,818)  (10,192,063)  (10,740,370)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions.........................   87,748,400   (12,015,782)     (348,406)  (35,720,343)  (19,501,666)  (21,404,544)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account
   FP...................................           --       (50,000)           --      (209,999)           --      (100,000)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  108,338,532    27,300,310    43,888,144    61,385,544     2,271,152    35,681,599
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  146,525,832   119,225,522   382,125,892   320,740,348   219,502,588   183,820,989
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $254,864,364  $146,525,832  $426,014,036  $382,125,892  $221,773,740  $219,502,588
                                         ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.................................          132             7           127            21            16            23
 Redeemed...............................          (17)           (7)         (157)         (181)          (83)         (107)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)................          115            --           (30)         (160)          (67)          (84)
                                         ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued.................................          313            20            79            12             2             4
 Redeemed...............................         (101)          (76)          (55)          (73)           (5)           (4)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)................          212           (56)           24           (61)           (3)           --
                                         ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(f)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                               AXA MODERATE GROWTH         AXA MODERATE-PLUS
                                               AXA MODERATE ALLOCATION*             STRATEGY*                 ALLOCATION*
                                            ------------------------------  ------------------------  --------------------------
                                                 2014            2013           2014         2013         2014          2013
                                            --------------  --------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    5,692,742  $   10,984,897  $   854,937  $ 1,103,891  $  4,865,495  $  7,849,982
 Net realized gain (loss) on investments...     49,316,133      31,680,471    2,142,642      501,352    29,055,072     8,770,785
 Net change in unrealized appreciation
   (depreciation) of investments...........    (29,600,276)     80,678,759      306,201    5,145,208   (18,509,863)   55,969,344
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............     25,408,599     123,344,127    3,303,780    6,750,451    15,410,704    72,590,111
                                            --------------  --------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     65,104,652      70,450,568   23,038,800   18,146,915    41,077,346    43,063,363
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (28,723,505)    (33,973,023)  (1,271,660)     218,259   (13,130,325)   (5,490,771)
 Redemptions for contract benefits and
   terminations............................    (47,990,439)    (56,564,061)    (674,946)    (363,144)  (20,467,546)  (21,239,721)
 Contract maintenance charges..............    (69,821,503)    (74,049,806)  (5,968,540)  (4,691,132)  (24,771,299)  (25,002,831)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    (81,430,795)    (94,136,322)  15,123,654   13,310,898   (17,291,824)   (8,669,960)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          4,000         251,000           --          149            --             2
                                            --------------  --------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......    (56,018,196)     29,458,805   18,427,434   20,061,498    (1,881,120)   63,920,153
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,056,806,782   1,027,347,977   54,106,165   34,044,667   442,152,871   378,232,718
                                            --------------  --------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $1,000,788,586  $1,056,806,782  $72,533,599  $54,106,165  $440,271,751  $442,152,871
                                            ==============  ==============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................            128             105           --           --           157           147
 Redeemed..................................           (198)           (269)          --           --          (183)         (240)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................            (70)           (164)          --           --           (26)          (93)
                                            ==============  ==============  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued....................................             52              65          137          115            77           140
 Redeemed..................................            (65)           (135)         (30)         (13)          (83)         (101)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................            (13)            (70)         107          102            (6)           39
                                            ==============  ==============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                AXA/LOOMIS SAYLES         BLACKROCK GLOBAL      CHARTER/SM/ MULTI-SECTOR
                                                     GROWTH*            ALLOCATION V.I. FUND              BOND*
                                            ------------------------  -----------------------  --------------------------
                                                2014         2013         2014        2013         2014          2013
                                            -----------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (37,731) $   100,178  $   229,566  $   73,079  $  2,038,723  $  3,175,867
 Net realized gain (loss) on investments...   8,361,226    6,212,002    1,028,230     550,090    (1,578,671)   (2,605,072)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (6,614,918)    (197,149)  (1,086,044)    255,817     1,464,577    (2,053,248)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   1,708,577    6,115,031      171,752     878,986     1,924,629    (1,482,453)
                                            -----------  -----------  -----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   1,292,992    1,441,692      604,223     749,469     7,235,124     9,351,150
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,829,364)  (6,870,874)   2,277,995    (460,230)   (2,158,243)   (2,748,269)
 Redemptions for contract benefits and
   terminations............................    (973,238)    (899,583)    (149,791)   (125,695)   (4,702,249)   (6,285,901)
 Contract maintenance charges..............    (774,547)    (790,691)     (75,239)    (62,368)   (7,517,090)   (8,089,937)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (2,284,157)  (7,119,456)   2,657,188     101,176    (7,142,458)   (7,772,957)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (1)          --          (2)           --            --
                                            -----------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......    (575,580)  (1,004,426)   2,828,940     980,160    (5,217,829)   (9,255,410)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  24,359,148   25,363,574    7,005,745   6,025,585   100,122,079   109,377,489
                                            -----------  -----------  -----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $23,783,568  $24,359,148  $ 9,834,685  $7,005,745  $ 94,904,250  $100,122,079
                                            ===========  ===========  ===========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          10           12           --          --            15            35
 Redeemed..................................         (27)         (64)          --          --           (35)          (47)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net Increase (Decrease)...................         (17)         (52)          --          --           (20)          (12)
                                            ===========  ===========  ===========  ==========  ============  ============

UNIT ACTIVITY CLASS B
 Issued....................................           5           11           --          --            11            12
 Redeemed..................................          (8)         (10)          --          --           (15)          (16)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net Increase (Decrease)...................          (3)           1           --          --            (4)           (4)
                                            ===========  ===========  ===========  ==========  ============  ============

UNIT ACTIVITY CLASS III
 Issued....................................          --           --          100          97            --            --
 Redeemed..................................          --           --          (49)        (41)           --            --
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net Increase (Decrease)...................          --           --           51          56            --            --
                                            ===========  ===========  ===========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                              CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP      EQ/ALLIANCEBERNSTEIN
                                                     GROWTH*                   VALUE*                SMALL CAP GROWTH*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (22,396) $   (16,874) $   (35,493) $    85,560  $   (869,387) $   (851,525)
 Net realized gain (loss) on investments...     841,939      488,204    1,358,316      905,217    29,202,986    27,513,395
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,199,274)   3,359,382   (3,188,093)  10,210,500   (22,199,345)   35,924,976
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............    (379,731)   3,830,712   (1,865,270)  11,201,277     6,134,254    62,586,846
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   1,032,699    1,048,578    2,053,675    2,390,347     8,635,494     9,220,091
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,180,366)   1,765,853   (1,304,645)    (555,287)   (3,437,638)   (9,038,666)
 Redemptions for contract benefits and
   terminations............................    (405,749)    (379,334)  (1,655,139)  (1,957,939)   (9,944,076)  (14,854,810)
 Contract maintenance charges..............    (612,493)    (541,125)  (1,702,397)  (1,800,390)   (7,478,158)   (7,701,756)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (1,165,909)   1,893,972   (2,608,506)  (1,923,269)  (12,224,378)  (22,375,141)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            1           --           (1)           --       (50,002)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,545,640)   5,724,685   (4,473,776)   9,278,007    (6,090,124)   40,161,703
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,550,981    7,826,296   36,437,568   27,159,561   216,876,896   176,715,193
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $12,005,341  $13,550,981  $31,963,792  $36,437,568  $210,786,772  $216,876,896
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          --           --            2            3            47            28
 Redeemed..................................          --           --           (7)          (8)          (63)          (72)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          --           --           (5)          (5)          (16)          (44)
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          19           32            5           11             8             8
 Redeemed..................................         (28)         (18)          (9)         (14)          (21)          (29)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          (9)          14           (4)          (3)          (13)          (21)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                             EQ/BLACKROCK BASIC VALUE      EQ/BOSTON ADVISORS       EQ/CALVERT SOCIALLY
                                                      EQUITY*                EQUITY INCOME*            RESPONSIBLE*
                                            --------------------------  ------------------------  ----------------------
                                                2014          2013          2014         2013        2014        2013
                                            ------------  ------------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  1,497,074  $  2,305,099  $   262,486  $   316,193  $    7,938  $    5,775
 Net realized gain (loss) on investments...    7,806,487     5,479,759    2,756,866    3,922,168      86,355      93,655
 Net change in unrealized appreciation
   (depreciation) of investments...........    9,853,286    50,696,208   (1,401,011)     865,732      77,257     235,072
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   19,156,847    58,481,066    1,618,341    5,104,093     171,550     334,502
                                            ------------  ------------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   14,233,246    13,197,107    1,584,893    1,659,265     137,519     119,015
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (4,415,053)   (3,360,208)    (877,510)  (1,700,914)    243,848     (36,123)
 Redemptions for contract benefits and
   terminations............................  (10,109,465)  (11,762,003)    (948,304)    (932,908)    (66,908)    (74,675)
 Contract maintenance charges..............   (8,786,668)   (8,500,928)    (831,876)    (800,458)    (70,368)    (61,268)
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (9,077,940)  (10,426,032)  (1,072,797)  (1,775,015)    244,091     (53,051)
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --            (1)          --           --          --           2
                                            ------------  ------------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   10,078,907    48,055,033      545,544    3,329,078     415,641     281,453
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  210,266,734   162,211,701   19,832,712   16,503,634   1,293,662   1,012,209
                                            ------------  ------------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $220,345,641  $210,266,734  $20,378,256  $19,832,712  $1,709,303  $1,293,662
                                            ============  ============  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           95            36            3           13          --          --
 Redeemed..................................          (78)          (30)         (11)         (23)         --          --
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................           17             6           (8)         (10)         --          --
                                            ============  ============  ===========  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued....................................           29            45           11           22           3           3
 Redeemed..................................          (51)          (74)         (11)         (24)         (1)         (3)
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          (22)          (29)          --           (2)          2          --
                                            ============  ============  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                    EQ/CAPITAL
                                                     GUARDIAN                   EQ/COMMON STOCK               EQ/CORE BOND
                                                     RESEARCH*                      INDEX*                       INDEX*
                                            --------------------------  ------------------------------  ------------------------
                                                2014          2013           2014            2013           2014         2013
                                            ------------  ------------  --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    229,276  $    965,361  $   11,178,150  $   11,005,064  $   538,964  $   472,265
 Net realized gain (loss) on investments...    5,375,612     2,697,509      39,236,229      22,274,372     (113,250)     (14,986)
 Net change in unrealized appreciation
   (depreciation) of investments...........    4,535,292    23,171,427     123,150,321     368,480,975      681,768   (1,476,747)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   10,140,180    26,834,297     173,564,700     401,760,411    1,107,482   (1,019,468)
                                            ------------  ------------  --------------  --------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    5,133,840     5,482,159      76,043,534      78,411,453    4,201,405    4,841,623
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (6,349,377)   (1,206,082)    (35,876,534)    (45,897,004)    (534,315)    (569,357)
 Redemptions for contract benefits and
   terminations............................   (5,430,232)   (4,722,495)    (77,911,580)    (80,324,342)  (2,289,572)  (2,030,353)
 Contract maintenance charges..............   (4,673,300)   (4,885,258)    (86,788,783)    (89,436,574)  (2,820,231)  (2,881,445)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (11,319,069)   (5,331,676)   (124,533,363)   (137,246,467)  (1,442,713)    (639,532)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --            --          85,800        (435,998)          --           --
                                            ------------  ------------  --------------  --------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......   (1,178,889)   21,502,621      49,117,137     264,077,946     (335,231)  (1,659,000)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  110,067,322    88,564,701   1,587,768,118   1,323,690,172   53,353,989   55,012,989
                                            ------------  ------------  --------------  --------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $108,888,433  $110,067,322  $1,636,885,255  $1,587,768,118  $53,018,758  $53,353,989
                                            ============  ============  ==============  ==============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           10             9              40              55           18           38
 Redeemed..................................          (16)           (7)           (146)           (204)         (30)         (57)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net Increase (Decrease)...................           (6)            2            (106)           (149)         (12)         (19)
                                            ============  ============  ==============  ==============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................           21            27              40              49           18           31
 Redeemed..................................          (70)          (56)            (95)           (119)         (17)         (15)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net Increase (Decrease)...................          (49)          (29)            (55)            (70)           1           16
                                            ============  ============  ==============  ==============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   EQ/EQUITY 500            EQ/GAMCO MERGERS        EQ/GAMCO SMALL COMPANY
                                                      INDEX*                AND ACQUISITIONS*               VALUE*
                                            --------------------------  ------------------------  --------------------------
                                                2014          2013          2014         2013         2014          2013
                                            ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  7,294,906  $  6,902,703  $   (35,280) $    13,648  $     10,062  $     (5,972)
 Net realized gain (loss) on investments...   41,915,920    18,077,802      724,113      819,328    13,362,147    12,550,601
 Net change in unrealized appreciation
   (depreciation) of investments...........   35,876,744   144,272,602     (502,229)     413,225    (9,134,958)   29,451,558
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   85,087,570   169,253,107      186,604    1,246,201     4,237,251    41,996,187
                                            ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        36,615,002    31,242,000    1,253,239    1,109,185    13,811,794    11,277,181
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (14,743,490)      138,635    1,133,335     (214,923)   (4,442,749)    6,685,696
 Redemptions for contract benefits and
   terminations............................  (30,499,459)  (31,007,599)    (556,280)  (1,168,488)   (5,577,726)   (5,716,261)
 Contract maintenance charges..............  (29,448,656)  (29,045,302)    (476,658)    (491,950)   (5,550,128)   (5,056,087)
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (38,076,603)  (28,672,266)   1,353,636     (766,176)   (1,758,809)    7,190,529
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --      (120,000)          --            2            --            --
                                            ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......   47,010,967   140,460,841    1,540,240      480,027     2,478,442    49,186,716
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  696,293,706   555,832,865   12,494,674   12,014,647   154,040,154   104,853,438
                                            ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $743,304,673  $696,293,706  $14,034,914  $12,494,674  $156,518,596  $154,040,154
                                            ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          362           114           13            9            84            54
 Redeemed..................................         (215)         (173)         (12)          (2)          (42)          (23)
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          147           (59)           1            7            42            31
                                            ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          123           146           22           17            53            99
 Redeemed..................................          (83)         (107)         (12)         (27)          (75)          (72)
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................           40            39           10          (10)          (22)           27
                                            ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                           EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                              EQ/GLOBAL BOND PLUS*        GOVERNMENT BOND*             EQUITY INDEX*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    80,749  $   (62,036) $    56,589  $  (132,067) $  8,395,760  $  5,653,258
 Net realized gain (loss) on investments...     135,245      540,108      508,249      598,071     2,200,137      (748,985)
 Net change in unrealized appreciation
   (depreciation) of investments...........     (83,551)  (1,111,515)     479,791   (2,289,129)  (35,202,429)   57,990,647
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............     132,443     (633,443)   1,044,629   (1,823,125)  (24,606,532)   62,894,920
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,581,265    1,805,025    5,306,331    8,490,969    20,817,742    21,832,238
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (345,532)    (762,637)    (426,561)      48,910    (4,978,316)   (8,046,568)
 Redemptions for contract benefits and
   terminations............................    (921,719)  (1,483,599)  (4,854,130)  (7,282,130)  (17,170,698)  (20,630,448)
 Contract maintenance charges..............  (1,088,407)  (1,144,502)  (4,960,439)  (5,499,901)  (19,443,168)  (20,576,215)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    (774,393)  (1,585,713)  (4,934,799)  (4,242,152)  (20,774,440)  (27,420,993)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            1           --       34,997            --      (198,999)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......    (641,950)  (2,219,155)  (3,890,170)  (6,030,280)  (45,380,972)   35,274,928
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  20,958,721   23,177,876   89,129,017   95,159,297   352,939,164   317,664,236
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $20,316,771  $20,958,721  $85,238,847  $89,129,017  $307,558,192  $352,939,164
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          19           28           69           79            46            37
 Redeemed..................................         (22)         (38)         (71)         (97)         (152)         (189)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          (3)         (10)          (2)         (18)         (106)         (152)
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................           8           11           11           11            30            28
 Redeemed..................................          (9)          (8)         (22)         (15)          (30)          (38)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          (1)           3          (11)          (4)           --           (10)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   EQ/INVESCO             EQ/JPMORGAN VALUE            EQ/LARGE CAP
                                                  COMSTOCK*(D)             OPPORTUNITIES*              GROWTH INDEX*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   299,956  $   362,134  $   191,866  $   404,653  $    570,862  $    569,174
 Net realized gain (loss) on investments...   1,032,871      691,314      957,434      489,264    22,555,941    11,840,649
 Net change in unrealized appreciation
   (depreciation) of investments...........      11,226    1,227,216    2,781,447    6,760,466    (8,998,459)   19,585,628
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   1,344,053    2,280,664    3,930,747    7,654,383    14,128,344    31,995,451
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,506,716      852,590    1,684,088    1,670,460     6,890,119     6,762,628
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  13,456,365    2,614,188    1,018,350      562,390    (7,157,160)   (2,958,510)
 Redemptions for contract benefits and
   terminations............................    (786,443)    (897,380)  (1,696,554)  (1,929,506)   (5,280,786)   (7,607,750)
 Contract maintenance charges..............    (663,324)    (364,300)  (1,428,359)  (1,379,897)   (5,591,490)   (5,757,955)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  13,513,314    2,205,098     (422,475)  (1,076,553)  (11,139,317)   (9,561,587)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (2)          --           (1)           --            (1)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......  14,857,367    4,485,760    3,508,272    6,577,829     2,989,027    22,433,863
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  10,334,906    5,849,146   28,941,475   22,363,646   128,735,443   106,301,580
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $25,192,273  $10,334,906  $32,449,747  $28,941,475  $131,724,470  $128,735,443
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          78           21           10            8            19            11
 Redeemed..................................         (14)         (13)          (3)          (5)          (18)          (11)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          64            8            7            3             1            --
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          42           14           12           14            44            84
 Redeemed..................................          (7)          (6)         (15)         (19)         (122)         (167)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          35            8           (3)          (5)          (78)          (83)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  EQ/LARGE CAP          EQ/MFS INTERNATIONAL
                                                  VALUE INDEX*                 GROWTH*               EQ/MID CAP INDEX*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   226,634  $   165,834  $   259,769  $   224,120  $    512,931  $    407,302
 Net realized gain (loss) on investments...   1,562,386      683,906    2,923,594    1,746,807     3,246,757     1,390,511
 Net change in unrealized appreciation
   (depreciation) of investments...........     208,159    2,713,362   (5,215,215)   2,512,325     5,674,042    25,856,773
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   1,997,179    3,563,102   (2,031,852)   4,483,252     9,433,730    27,654,586
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,440,192    1,184,344    2,935,833    2,686,906     6,963,656     6,862,273
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,711,780      330,863        8,894    1,190,373    (2,558,463)    1,442,622
 Redemptions for contract benefits and
   terminations............................    (567,883)    (506,401)  (1,277,333)    (880,020)   (5,493,354)   (5,502,498)
 Contract maintenance charges..............    (643,489)    (552,317)  (1,430,431)  (1,400,502)   (4,636,164)   (4,781,835)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   1,940,600      456,489      236,963    1,596,757    (5,724,325)   (1,979,438)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (3)          --           --            --       (75,000)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......   3,937,779    4,019,588   (1,794,889)   6,080,009     3,709,405    25,600,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  15,212,357   11,192,769   39,188,652   33,108,643   112,881,284    87,281,136
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $19,150,136  $15,212,357  $37,393,763  $39,188,652  $116,590,689  $112,881,284
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          45           21           --           --            29            23
 Redeemed..................................         (34)         (24)          --           --           (19)          (18)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          11           (3)          --           --            10             5
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          22           16           39           50            30            57
 Redeemed..................................         (14)          (8)         (43)         (43)          (52)          (61)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................           8            8           (4)           7           (22)           (4)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                       EQ/MORGAN STANLEY MID        EQ/PIMCO ULTRA
                                              EQ/MONEY MARKET*              CAP GROWTH*               SHORT BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2014          2013          2014         2013         2014         2013
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (746,612) $   (778,732) $  (166,327) $  (167,175) $    26,659  $   162,884
 Net realized gain (loss) on investments        1,481        (2,921)   8,234,253    6,566,886      (47,094)     (33,134)
 Net change in unrealized appreciation
   (depreciation) of investments........         (448)        4,387   (8,689,263)  10,331,504     (124,831)    (231,250)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations............     (745,579)     (777,266)    (621,337)  16,731,215     (145,266)    (101,500)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners     63,522,611    91,610,181    4,506,162    4,704,448    3,214,110    3,926,163
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    2,555,237   (18,939,379)  (5,197,158)  (9,248,379)  (1,070,012)  (3,754,452)
 Redemptions for contract benefits and
   terminations.........................  (62,658,398)  (80,992,865)  (2,219,348)  (2,698,013)  (2,017,737)  (1,873,048)
 Contract maintenance charges...........  (18,869,362)  (21,251,350)  (2,143,522)  (2,237,134)  (2,326,290)  (2,650,596)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions.........................  (15,449,912)  (29,573,413)  (5,053,866)  (9,479,078)  (2,199,929)  (4,351,933)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account
   FP...................................           --       (60,001)          --            1           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (16,195,491)  (30,410,680)  (5,675,203)   7,252,138   (2,345,195)  (4,453,433)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  184,049,794   214,460,474   55,481,804   48,229,666   38,878,088   43,331,521
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $167,854,303  $184,049,794  $49,806,601  $55,481,804  $36,532,893  $38,878,088
                                         ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.................................        2,481         1,974           20           25           22           35
 Redeemed...............................       (2,531)       (1,719)         (51)         (89)         (49)         (72)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)................          (50)          255          (31)         (64)         (27)         (37)
                                         ============  ============  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.................................          398           570           14           14           32           42
 Redeemed...............................         (475)         (688)         (15)         (19)         (25)         (46)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)................          (77)         (118)          (1)          (5)           7           (4)
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                          EQ/SMALL COMPANY       EQ/T. ROWE PRICE GROWTH
                                              EQ/QUALITY BOND PLUS*            INDEX*                    STOCK*
                                            ------------------------  ------------------------  ------------------------
                                                2014         2013         2014         2013         2014         2013
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   360,766  $   (73,042) $   364,250  $   430,693  $  (224,609) $  (198,526)
 Net realized gain (loss) on investments...  (1,139,345)  (1,534,088)   8,762,131    6,587,539    4,080,716    3,602,294
 Net change in unrealized appreciation
   (depreciation) of investments...........   2,362,839     (338,307)  (5,923,647)  12,663,256      875,970   12,183,412
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   1,584,260   (1,945,437)   3,202,734   19,681,488    4,732,077   15,587,180
                                            -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        6,416,540    7,531,169    4,108,392    3,673,465    4,762,591    4,174,192
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (505,122)  (3,029,548)     (98,641)     126,712    7,056,426     (686,141)
 Redemptions for contract benefits and
   terminations............................  (4,745,589)  (4,931,820)  (2,608,299)  (3,302,205)  (5,396,648)  (3,917,219)
 Contract maintenance charges..............  (5,933,799)  (5,938,644)  (2,472,567)  (2,372,334)  (2,442,763)  (2,392,491)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (4,767,970)  (6,368,843)  (1,071,115)  (1,874,362)   3,979,606   (2,821,659)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..     (21,800)    (125,001)          --      (79,999)          --           (1)
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (3,205,510)  (8,439,281)   2,131,619   17,727,127    8,711,683   12,765,520
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  66,704,353   75,143,634   71,671,035   53,943,908   55,991,618   43,226,098
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $63,498,843  $66,704,353  $73,802,654  $71,671,035  $64,703,301  $55,991,618
                                            ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          73           34           26           26           76           18
 Redeemed..................................         (92)         (52)         (33)         (32)         (52)          (4)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................         (19)         (18)          (7)          (6)          24           14
                                            ===========  ===========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................           8           12           13           17           75           62
 Redeemed..................................         (17)         (22)          (7)          (8)         (60)         (88)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (9)         (10)           6            9           15          (26)
                                            ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                 FIDELITY(R) VIP ASSET
                                                EQ/UBS GROWTH &         EQ/WELLS FARGO OMEGA        MANAGER: GROWTH
                                                    INCOME*                   GROWTH*                  PORTFOLIO
                                            -----------------------  -------------------------  ----------------------
                                                2014        2013         2014          2013        2014        2013
                                            -----------  ----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    29,958  $   56,477  $   (295,604) $  (244,530) $   11,784  $    8,781
 Net realized gain (loss) on investments...     653,105     277,099    13,789,288   24,249,800      58,173      69,135
 Net change in unrealized appreciation
   (depreciation) of investments...........     599,063   1,771,776   (10,255,614)   1,570,255       5,671     182,587
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   1,282,126   2,105,352     3,238,070   25,575,525      75,628     260,503
                                            -----------  ----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners          617,174     587,045     8,238,185    5,824,434     110,963      73,170
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     765,817   1,125,514    (6,910,153)   7,763,933      95,830      82,278
 Redemptions for contract benefits and
   terminations............................    (349,772)   (247,254)   (4,036,928)  (3,788,528)    (81,266)   (518,367)
 Contract maintenance charges..............    (304,439)   (262,217)   (2,691,717)  (2,390,489)    (39,203)    (37,615)
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................     728,780   1,203,088    (5,400,613)   7,409,350      86,324    (400,534)
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --          (1)           --           --          --          --
                                            -----------  ----------  ------------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   2,010,906   3,308,439    (2,162,543)  32,984,875     161,952    (140,031)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..   8,990,180   5,681,741    96,518,219   63,533,344   1,320,625   1,460,656
                                            -----------  ----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $11,001,086  $8,990,180  $ 94,355,676  $96,518,219  $1,482,577  $1,320,625
                                            ===========  ==========  ============  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          --          --            80           36          --          --
 Redeemed..................................          --          --           (41)         (17)         --          --
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net Increase (Decrease)...................          --          --            39           19          --          --
                                            ===========  ==========  ============  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued....................................          18          20            66          125          --          --
 Redeemed..................................         (14)        (10)          (96)         (85)         --          --
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net Increase (Decrease)...................           4          10           (30)          40          --          --
                                            ===========  ==========  ============  ===========  ==========  ==========
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................          --          --            --           --           6           5
 Redeemed..................................          --          --            --           --          (2)         (5)
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net Increase (Decrease)...................          --          --            --           --           4          --
                                            ===========  ==========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   FIDELITY(R)              FIDELITY(R)             FIDELITY(R)
                                                VIP CONTRAFUND(R)        VIP EQUITY-INCOME      VIP GROWTH & INCOME
                                                    PORTFOLIO                PORTFOLIO               PORTFOLIO
                                            ------------------------  ----------------------  ----------------------
                                                2014         2013        2014        2013        2014        2013
                                            -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   298,582  $   416,402  $   26,398  $   30,332  $   94,753  $   74,397
 Net realized gain (loss) on investments...   6,560,290    2,745,773     142,354     154,521     536,796     311,974
 Net change in unrealized appreciation
   (depreciation) of investments...........   2,042,775    8,670,287     (91,475)    128,638     (33,481)    870,211
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   8,901,647   11,832,462      77,277     313,491     598,068   1,256,582
                                            -----------  -----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   3,867,765    3,293,987     185,686     145,756     877,004     703,303
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   8,548,223   24,365,197    (147,563)     49,591     718,326   1,220,432
 Redemptions for contract benefits and
   terminations............................  (2,926,594)  (2,928,907)   (446,110)    (68,176)   (242,807)   (293,210)
 Contract maintenance charges..............  (1,374,503)  (1,094,136)    (35,230)    (47,606)   (298,880)   (225,026)
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   8,114,891   23,636,141    (443,217)     79,565   1,053,643   1,405,499
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            2          --           1          --           2
                                            -----------  -----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......  17,016,538   35,468,605    (365,940)    393,057   1,651,711   2,662,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  70,928,428   35,459,823   1,377,666     984,609   5,885,962   3,223,879
                                            -----------  -----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $87,944,966  $70,928,428  $1,011,726  $1,377,666  $7,537,673  $5,885,962
                                            ===========  ===========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................         168          318          11          12          32          29
 Redeemed..................................         (96)        (123)        (14)         (7)        (17)        (11)
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)...................          72          195          (3)          5          15          18
                                            ===========  ===========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   FIDELITY(R)               FIDELITY(R)               FIDELITY(R)
                                                 VIP HIGH INCOME        VIP INVESTMENT GRADE           VIP MID CAP
                                                    PORTFOLIO              BOND PORTFOLIO               PORTFOLIO
                                            ------------------------  ------------------------  ------------------------
                                                2014         2013         2014         2013         2014         2013
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   424,752  $   641,009  $   164,816  $   335,932  $   (29,643) $    48,792
 Net realized gain (loss) on investments...    (118,246)     277,000     (193,722)  (1,119,843)   1,922,014    4,537,597
 Net change in unrealized appreciation
   (depreciation) of investments...........    (189,707)    (291,864)     482,178      337,906      (79,185)   3,367,634
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............     116,799      626,145      453,272     (446,005)   1,813,186    7,954,023
                                            -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     419,436      355,016      974,837      288,302    2,182,088    1,610,016
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (5,261,554)  (1,809,443)  (7,335,476)  (6,860,545)    (388,556)   1,946,629
 Redemptions for contract benefits and
   terminations............................    (977,714)  (1,615,720)    (328,473)    (658,040)    (828,918)  (2,994,098)
 Contract maintenance charges..............     (84,307)    (104,069)    (191,547)    (181,509)    (709,103)    (503,557)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (5,904,139)  (3,174,216)  (6,880,659)  (7,411,792)     255,511       58,990
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (3)          --            2           --           --
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (5,787,340)  (2,548,074)  (6,427,387)  (7,857,795)   2,068,697    8,013,013
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  10,830,790   13,378,864   14,747,422   22,605,217   30,689,280   22,676,267
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $ 5,043,450  $10,830,790  $ 8,320,035  $14,747,422  $32,757,977  $30,689,280
                                            ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................          74           40          147          147           75           59
 Redeemed..................................         (83)         (49)        (107)        (175)         (67)         (39)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (9)          (9)          40          (28)           8           20
                                            ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  FIDELITY(R)             FIDELITY(R)           FIDELITY(R)
                                               VIP MONEY MARKET            VIP VALUE        VIP VALUE STRATEGIES
                                                   PORTFOLIO               PORTFOLIO             PORTFOLIO
                                            ----------------------  ----------------------  -------------------
                                               2014        2013        2014        2013        2014      2013
                                            ----------  ----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $       98  $      100  $   16,928  $   10,276  $   2,678  $  3,350
 Net realized gain (loss) on investments...         --          --     181,198     176,961     50,982    74,650
 Net change in unrealized appreciation
   (depreciation) of investments...........         --          --     (43,430)    105,564    (34,551)   59,640
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net increase (decrease) in net assets
   resulting from operations...............         98         100     154,696     292,801     19,109   137,640
                                            ----------  ----------  ----------  ----------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    149,036     272,315      64,001      22,845     25,114    60,678
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (310,046)   (143,308)    216,839     185,461     (8,505)   (1,621)
 Redemptions for contract benefits and
   terminations............................   (135,526)   (723,685)   (143,398)    (15,071)  (238,261)  (77,293)
 Contract maintenance charges..............    (33,082)    (45,696)    (15,894)    (18,843)    (7,621)  (12,106)
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (329,618)   (640,374)    121,548     174,392   (229,273)  (30,342)
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         --          (1)         --           1         --        --
                                            ----------  ----------  ----------  ----------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......   (329,520)   (640,275)    276,244     467,194   (210,164)  107,298
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,329,010   1,969,285   1,256,554     789,360    533,016   425,718
                                            ----------  ----------  ----------  ----------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........ $  999,490  $1,329,010  $1,532,798  $1,256,554  $ 322,852  $533,016
                                            ==========  ==========  ==========  ==========  =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................         40          34           4           4          1         3
 Redeemed..................................        (36)        (75)         (3)         (1)        (1)       (3)
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net Increase (Decrease)...................          4         (41)          1           3         --        --
                                            ==========  ==========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                    FRANKLIN               FRANKLIN RISING              FRANKLIN
                                                MUTUAL SHARES VIP           DIVIDENDS VIP         SMALL CAP VALUE VIP
                                                      FUND                      FUND                      FUND
                                            ------------------------  ------------------------  -----------------------
                                                2014         2013         2014         2013         2014        2013
                                            -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   229,252  $   203,569  $   471,414  $   501,658  $    19,852  $   54,356
 Net realized gain (loss) on investments...     959,201      433,908    3,763,727    3,021,317    1,068,565     414,487
 Net change in unrealized appreciation
   (depreciation) of investments...........    (396,363)   1,923,806     (258,664)   6,878,069   (1,101,350)    984,363
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............     792,090    2,561,283    3,976,477   10,401,044      (12,933)  1,453,206
                                            -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     575,528      550,178    4,513,820    3,660,584      690,156     504,849
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,359,822)     836,934     (187,144)   5,299,250   (1,146,980)  2,299,447
 Redemptions for contract benefits and
   terminations............................    (310,990)    (132,450)  (1,591,392)  (1,928,069)    (177,886)   (160,759)
 Contract maintenance charges..............    (224,931)    (188,343)  (1,673,409)  (1,478,750)    (212,742)   (108,590)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (1,320,215)   1,066,319    1,061,875    5,553,015     (847,452)  2,534,947
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         (85)          85           --          605           --       2,678
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......    (528,210)   3,627,687    5,038,352   15,954,664     (860,385)  3,990,831
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  12,070,054    8,442,367   48,326,911   32,372,247    6,513,290   2,522,459
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $11,541,844  $12,070,054  $53,365,263  $48,326,911  $ 5,652,905  $6,513,290
                                            ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued....................................          23           31           62          127           56          44
 Redeemed..................................         (31)         (15)         (56)         (88)         (40)        (13)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          (8)          16            6           39           16          31
                                            ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                      INVESCO V.I.
                                               FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID     DIVERSIFIED DIVIDEND
                                                 INCOME VIP FUND           CAP VALUE FUND                 FUND
                                            ------------------------  ------------------------  -----------------------
                                                2014         2013         2014         2013         2014        2013
                                            -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $ 1,472,739  $ 1,288,875  $    51,562  $     4,132  $    15,803  $   18,295
 Net realized gain (loss) on investments...     379,325      166,041    2,577,875    1,875,329      214,406      74,005
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,511,853)    (811,024)  (1,513,842)     690,040      (29,610)    109,385
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............     340,211      643,892    1,115,595    2,569,501      200,599     201,685
                                            -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   3,317,423    2,633,171    1,013,469      953,009      294,863     154,851
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   2,310,086    4,216,909      277,277   (1,916,778)   1,364,019     618,044
 Redemptions for contract benefits and
   terminations............................    (966,418)    (841,334)    (230,067)    (176,441)  (1,065,492)    (40,742)
 Contract maintenance charges..............  (1,286,551)  (1,123,301)    (350,778)    (202,981)     (23,890)     (9,946)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   3,374,540    4,885,445      709,901   (1,343,191)     569,500     722,207
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           --          400        1,601           50          12
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   3,714,751    5,529,337    1,825,896    1,227,911      770,149     923,904
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  24,933,240   19,403,903    8,694,044    7,466,133    1,323,780     399,876
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $28,647,991  $24,933,240  $10,519,940  $ 8,694,044  $ 2,093,929  $1,323,780
                                            ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued....................................          68           87           --           --           --          --
 Redeemed..................................         (42)         (46)          --           --           --          --
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          26           41           --           --           --          --
                                            ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY SERIES II
 Issued....................................          --           --           --           --           75          24
 Redeemed..................................          --           --           --           --          (48)         (8)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          --           --           --           --           27          16
                                            ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY SERVICE SHARES
 Issued....................................          --           --           27           27           --          --
 Redeemed..................................          --           --          (23)         (35)          --          --
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          --           --            4           (8)          --          --
                                            ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                            INVESCO V.I.
                                            INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH     INVESCO V.I. MID CAP
                                                   ESTATE FUND                  FUND               CORE EQUITY FUND
                                            ------------------------  ------------------------  ----------------------
                                                2014         2013         2014         2013        2014        2013
                                            -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   319,406  $   699,080  $   319,823  $   144,641  $   (9,898) $    7,432
 Net realized gain (loss) on investments...     595,339      865,575      842,586      587,236     588,270     343,677
 Net change in unrealized appreciation
   (depreciation) of investments...........   2,223,583   (1,315,730)  (1,327,365)   2,584,770    (451,778)    355,891
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   3,138,328      248,925     (164,956)   3,316,647     126,594     707,000
                                            -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   3,723,341    3,018,953    3,445,932    2,142,224     281,673     257,354
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   5,351,423    3,004,322    5,281,636    1,880,697    (409,266)    511,476
 Redemptions for contract benefits and
   terminations............................  (1,807,554)  (1,076,623)  (1,192,591)    (618,983)    (69,997)    (18,903)
 Contract maintenance charges..............    (905,412)    (778,002)    (691,799)    (494,029)    (94,460)    (83,546)
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   6,361,798    4,168,650    6,843,178    2,909,909    (292,050)    666,381
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         255          145           --            2         (60)         41
                                            -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   9,500,381    4,417,720    6,678,222    6,226,558    (165,516)  1,373,422
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  21,013,047   16,595,327   22,026,673   15,800,115   3,684,921   2,311,499
                                            -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $30,513,428  $21,013,047  $28,704,895  $22,026,673  $3,519,405  $3,684,921
                                            ===========  ===========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued....................................         135          120          193          118           8          13
 Redeemed..................................         (47)         (60)         (70)         (50)         (9)         (6)
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          88           60          123           68          (1)          7
                                            ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                       IVY FUNDS VIP
                                            INVESCO V.I. SMALL CAP        DIVIDEND
                                                  EQUITY FUND          OPPORTUNITIES       IVY FUNDS VIP ENERGY
                                            ----------------------  -------------------  ------------------------
                                               2014        2013        2014      2013        2014         2013
                                            ----------  ----------  ---------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  (11,012) $  (10,357) $   9,370  $  7,797  $   (50,896) $   (32,885)
 Net realized gain (loss) on investments...    625,538     209,323     92,622    55,255    1,404,086      382,984
 Net change in unrealized appreciation
   (depreciation) of investments...........   (552,554)    876,785    (34,895)   77,388   (3,699,872)   1,937,980
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............     61,972   1,075,751     67,097   140,440   (2,346,682)   2,288,079
                                            ----------  ----------  ---------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    339,593     417,095     30,853   140,362    1,958,125    1,368,917
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (195,982)    176,773   (299,515)  363,472    5,191,083    1,328,294
 Redemptions for contract benefits and
   terminations............................   (151,402)   (138,407)   (19,313)   (1,664)    (812,984)    (567,594)
 Contract maintenance charges..............   (137,588)   (136,297)   (21,210)  (21,562)    (671,372)    (505,949)
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (145,379)    319,164   (309,185)  480,608    5,664,852    1,623,668
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..        260         117         --        (2)        (100)          85
                                            ----------  ----------  ---------  --------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......    (83,147)  1,395,032   (242,088)  621,046    3,318,070    3,911,832
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  4,179,165   2,784,133    945,091   324,045   11,601,172    7,689,340
                                            ----------  ----------  ---------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $4,096,018  $4,179,165  $ 703,003  $945,091  $14,919,242  $11,601,172
                                            ==========  ==========  =========  ========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued....................................         --          --          7        20           99           61
 Redeemed..................................         --          --         (7)       (6)         (50)         (31)
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net Increase (Decrease)...................         --          --         --        14           49           30
                                            ==========  ==========  =========  ========  ===========  ===========
UNIT ACTIVITY SERIES II
 Issued....................................         10          11         --        --           --           --
 Redeemed..................................        (10)         (7)        --        --           --           --
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net Increase (Decrease)...................         --           4         --        --           --           --
                                            ==========  ==========  =========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               IVY FUNDS VIP HIGH      IVY FUNDS VIP MID CAP   IVY FUNDS VIP SCIENCE AND
                                                   INCOME(A)                  GROWTH                  TECHNOLOGY
                                            -----------------------  ------------------------  ------------------------
                                                2014        2013         2014         2013         2014         2013
                                            -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   502,507  $   (4,179) $   (78,905) $   (68,120) $   (66,084) $   (14,575)
 Net realized gain (loss) on investments...     158,702       2,712    2,524,870    1,157,992    2,743,390    1,527,955
 Net change in unrealized appreciation
   (depreciation) of investments...........    (767,518)    166,658     (544,086)   4,016,210   (2,128,934)   1,869,437
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    (106,309)    165,191    1,901,879    5,106,082      548,372    3,382,817
                                            -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,928,324     579,984    2,938,088    2,631,418    2,350,015      706,998
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  10,078,604   5,482,446    2,151,516    3,636,897    4,815,879    9,913,909
 Redemptions for contract benefits and
   terminations............................    (427,194)     (1,147)  (1,755,671)    (931,518)    (995,007)    (386,318)
 Contract maintenance charges..............    (684,191)    (81,411)    (892,761)    (827,948)    (599,111)    (139,476)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  11,895,543   5,979,872    2,441,172    4,508,849    5,571,776   10,095,113
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         100          50           50        2,999           --           (4)
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  11,789,334   6,145,113    4,343,101    9,617,930    6,120,148   13,477,926
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..   6,145,113          --   24,176,727   14,558,797   16,143,792    2,665,866
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $17,934,447  $6,145,113  $28,519,828  $24,176,727  $22,263,940  $16,143,792
                                            ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued....................................         198          74          102          103          154          164
 Redeemed..................................         (38)         (3)         (63)         (39)         (96)         (60)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................         160          71           39           64           58          104
                                            ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                         LAZARD RETIREMENT
                                                 IVY FUNDS VIP           EMERGING MARKETS        MFS(R) INTERNATIONAL
                                                SMALL CAP GROWTH         EQUITY PORTFOLIO           VALUE PORTFOLIO
                                            -----------------------  ------------------------  ------------------------
                                                2014        2013         2014         2013         2014         2013
                                            -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (17,017) $  (15,084) $   680,689  $   515,023  $   904,046  $   501,029
 Net realized gain (loss) on investments...   1,187,788     199,589      565,606      523,442    3,351,009    1,777,403
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,130,384)  1,595,072   (3,490,208)  (1,962,090)  (3,831,095)   7,133,080
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............      40,387   1,779,577   (2,243,913)    (923,625)     423,960    9,411,512
                                            -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     623,308     656,907    5,858,004    5,499,112    5,526,671    3,773,641
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (954,751)    574,704     (667,892)     888,432    3,424,322   12,984,867
 Redemptions for contract benefits and
   terminations............................    (210,159)   (209,095)  (2,289,286)  (1,594,312)  (2,121,179)  (1,469,602)
 Contract maintenance charges..............    (229,579)   (182,861)  (1,833,760)  (1,743,882)  (1,556,027)  (1,004,422)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    (771,181)    839,655    1,067,066    3,049,350    5,273,787   14,284,484
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --         422        5,465       (5,466)        (300)         299
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......    (730,794)  2,619,654   (1,171,382)   2,120,259    5,697,447   23,696,295
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..   6,647,990   4,028,336   46,659,292   44,539,033   52,024,862   28,328,567
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $ 5,917,196  $6,647,990  $45,487,910  $46,659,292  $57,722,309  $52,024,862
                                            ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued....................................          30          30           --           --           --           --
 Redeemed..................................         (33)        (18)          --           --           --           --
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (3)         12           --           --           --           --
                                            ===========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE CLASS
 Issued....................................          --          --           --           --          192          219
 Redeemed..................................          --          --           --           --         (109)         (82)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          --          --           --           --           83          137
                                            ===========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE SHARES
 Issued....................................          --          --          214          233           --           --
 Redeemed..................................          --          --         (182)        (184)          --           --
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          --          --           32           49           --           --
                                            ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               MFS(R) INVESTORS     MFS(R) INVESTORS TRUST
                                              GROWTH STOCK SERIES           SERIES          MFS(R) UTILITIES SERIES
                                            ----------------------  ----------------------  ----------------------
                                               2014        2013        2014        2013        2014        2013
                                            ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (1,971) $      155  $    8,662  $    7,925  $   33,820  $   25,567
 Net realized gain (loss) on investments...    210,730     208,553     235,540      41,111     296,542      60,329
 Net change in unrealized appreciation
   (depreciation) of investments...........     (1,059)    262,941     (61,538)    264,098    (111,004)    118,332
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............    207,700     471,649     182,664     313,134     219,358     204,228
                                            ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    270,361     217,843     183,105     190,008     273,947     218,376
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (66,125)   (149,282)    308,423     408,913     128,388     151,308
 Redemptions for contract benefits and
   terminations............................    (74,115)    (22,464)    (19,309)     (6,301)   (173,685)       (254)
 Contract maintenance charges..............    (79,755)    (66,229)    (65,864)    (52,640)    (40,282)    (30,535)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................     50,366     (20,132)    406,355     539,980     188,368     338,895
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         --         (22)         --          (7)         75          74
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......    258,066     451,495     589,019     853,107     407,801     543,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,947,856   1,496,361   1,500,367     647,260   1,452,252     909,055
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $2,205,922  $1,947,856  $2,089,386  $1,500,367  $1,860,053  $1,452,252
                                            ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued....................................          4           7           5           7          55          31
 Redeemed..................................         (3)         (7)         (3)         (2)        (32)        (19)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)...................          1          --           2           5          23          12
                                            ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   MULTIMANAGER               MULTIMANAGER              MULTIMANAGER
                                                AGGRESSIVE EQUITY*             CORE BOND*              MID CAP GROWTH*
                                            --------------------------  ------------------------  ------------------------
                                                2014          2013          2014         2013         2014         2013
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $ (1,822,431) $ (1,594,049) $ 1,359,410  $ 1,007,278  $  (111,491) $  (106,252)
 Net realized gain (loss) on investments...   16,355,359    11,714,907      291,286     (162,243)   4,783,492   11,443,247
 Net change in unrealized appreciation
   (depreciation) of investments...........   25,002,884   105,347,936      876,293   (3,030,969)  (3,243,091)    (987,169)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   39,535,812   115,468,794    2,526,989   (2,185,934)   1,428,910   10,349,826
                                            ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   23,751,805    25,589,066    5,811,772    5,826,923    1,563,466    1,773,003
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (10,117,494)  (13,083,560)  (1,629,063)  (3,927,046)  (1,177,086)     (23,869)
 Redemptions for contract benefits and
   terminations............................  (23,168,639)  (24,303,885)  (3,646,366)  (4,430,868)  (1,500,535)  (1,879,928)
 Contract maintenance charges..............  (24,008,667)  (25,295,726)  (4,894,555)  (5,213,274)  (2,251,614)  (2,669,153)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (33,542,995)  (37,094,105)  (4,358,212)  (7,744,265)  (3,365,769)  (2,799,947)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --      (230,000)          --           --         (600)          (1)
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......    5,992,817    78,144,689   (1,831,223)  (9,930,199)  (1,937,459)   7,549,878
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  411,640,672   333,495,983   78,169,309   88,099,508   35,023,103   27,473,225
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $417,633,489  $411,640,672  $76,338,086  $78,169,309  $33,085,644  $35,023,103
                                            ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           10             9           32           27            2            2
 Redeemed..................................          (55)          (79)         (21)         (30)          (5)          (5)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (45)          (70)          11           (3)          (3)          (3)
                                            ============  ============  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................            6             8           33           43            7           12
 Redeemed..................................          (25)          (21)         (54)         (81)         (19)         (26)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (19)          (13)         (21)         (38)         (12)         (14)
                                            ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  MULTIMANAGER              MULTIMANAGER            NATURAL RESOURCES
                                                 MID CAP VALUE*              TECHNOLOGY*                PORTFOLIO
                                            ------------------------  ------------------------  ------------------------
                                                2014         2013         2014         2013         2014         2013
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    43,047  $    (7,400) $  (345,783) $  (316,351) $        --  $        --
 Net realized gain (loss) on investments...   2,884,503    2,521,723   12,252,829    6,609,893      575,631     (359,903)
 Net change in unrealized appreciation
   (depreciation) of investments...........    (429,790)  12,250,511   (1,474,724)  16,919,242   (2,195,579)   1,442,141
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   2,497,760   14,764,834   10,432,322   23,212,784   (1,619,948)   1,082,238
                                            -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,300,533    2,483,670    4,936,298    5,468,833      388,504      245,910
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,052,196)  (4,855,669)  (1,376,236)  (5,665,001)   2,740,582   (4,423,052)
 Redemptions for contract benefits and
   terminations............................  (2,944,051)  (2,802,844)  (4,582,287)  (4,787,184)  (3,118,339)    (842,817)
 Contract maintenance charges..............  (2,146,767)  (2,222,791)  (3,840,696)  (4,009,926)     (86,624)    (127,732)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (3,842,481)  (7,397,634)  (4,862,921)  (8,993,278)     (75,877)  (5,147,691)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..      26,875     (137,434)          --      (99,999)          --           (2)
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,317,846)   7,229,766    5,569,401   14,119,507   (1,695,825)  (4,065,455)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  51,990,184   44,760,418   84,352,243   70,232,736    9,221,325   13,286,780
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $50,672,338  $51,990,184  $89,921,644  $84,352,243  $ 7,525,500  $ 9,221,325
                                            ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          19            6           11            4           --           --
 Redeemed..................................         (25)         (10)          (8)          (7)          --           --
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (6)          (4)           3           (3)          --           --
                                            ===========  ===========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................          13           11           22           25           --           --
 Redeemed..................................         (25)         (40)         (44)         (75)          --           --
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................         (12)         (29)         (22)         (50)          --           --
                                            ===========  ===========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS II
 Issued....................................          --           --           --           --          127          101
 Redeemed..................................          --           --           --           --         (109)        (153)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          --           --           --           --           18          (52)
                                            ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                      PIMCO
                                             COMMODITYREALRETURN(R)       PIMCO REAL RETURN         PIMCO TOTAL RETURN
                                               STRATEGY PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                            ------------------------  -------------------------  ------------------------
                                                2014         2013         2014         2013          2014         2013
                                            -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $     2,354  $   140,292  $   309,593  $    451,995  $ 1,210,990  $ 1,278,773
 Net realized gain (loss) on investments...    (517,257)    (899,859)  (1,833,750)     (489,754)    (228,337)     847,721
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,541,501)    (929,730)   2,377,805    (3,487,181)   1,568,616   (3,746,204)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............  (2,056,404)  (1,689,297)     853,648    (3,524,940)   2,551,269   (1,619,710)
                                            -----------  -----------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,538,474    1,600,297    3,476,355     5,123,265    6,287,861    8,514,865
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     192,216      477,165   (5,379,460)   (6,791,463)  (7,263,401)  (2,624,043)
 Redemptions for contract benefits and
   terminations............................    (182,835)    (368,168)  (1,827,974)   (3,975,263)  (2,653,150)  (5,806,159)
 Contract maintenance charges..............    (513,734)    (542,061)  (1,426,605)   (1,612,124)  (2,405,613)  (2,571,079)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   1,034,121    1,167,233   (5,157,684)   (7,255,585)  (6,034,303)  (2,486,416)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         (65)         (20)       1,529           200        2,102           18
                                            -----------  -----------  -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,022,348)    (522,084)  (4,302,507)  (10,780,325)  (3,480,932)  (4,106,108)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  10,044,782   10,566,866   29,938,485    40,718,810   66,772,144   70,878,252
                                            -----------  -----------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $ 9,022,434  $10,044,782  $25,635,978  $ 29,938,485  $63,291,212  $66,772,144
                                            ===========  ===========  ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued....................................          30           37          228           142          214          324
 Redeemed..................................         (19)         (27)        (267)         (187)        (276)        (267)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net Increase (Decrease)...................          11           10          (39)          (45)         (62)          57
                                            ===========  ===========  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                              T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH       TARGET 2015
                                              INCOME PORTFOLIO--II     SCIENCES PORTFOLIO-II       ALLOCATION*
                                            ------------------------  -----------------------  -------------------
                                                2014         2013         2014        2013       2014       2013
                                            -----------  -----------  -----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   218,029  $   154,203  $        --  $       --  $    465  $   1,544
 Net realized gain (loss) on investments...   1,625,081      639,218    1,969,265     829,615    10,010     46,021
 Net change in unrealized appreciation
   (depreciation) of investments...........    (566,990)   3,318,289     (527,699)    726,714    (8,895)    (5,320)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net increase (decrease) in net assets
   resulting from operations...............   1,276,120    4,111,710    1,441,566   1,556,329     1,580     42,245
                                            -----------  -----------  -----------  ----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     838,669      704,026      445,971     241,592    15,501     16,164
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (896,202)   3,119,357      350,843   1,307,012     4,026   (183,404)
 Redemptions for contract benefits and
   terminations............................    (771,781)    (139,668)  (1,189,878)   (534,673)  (94,445)  (405,925)
 Contract maintenance charges..............    (458,148)    (295,579)     (52,298)    (39,651)   (6,749)   (11,399)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (1,287,462)   3,388,136     (445,362)    974,280   (81,667)  (584,564)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --        2,177           --          --        --         --
                                            -----------  -----------  -----------  ----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......     (11,342)   7,502,023      996,204   2,530,609   (80,087)  (542,319)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  20,549,962   13,047,939    5,014,907   2,484,298   118,514    660,833
                                            -----------  -----------  -----------  ----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........ $20,538,620  $20,549,962  $ 6,011,111  $5,014,907  $ 38,427  $ 118,514
                                            ===========  ===========  ===========  ==========  ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued....................................          --           --           --          --         1          3
 Redeemed..................................          --           --           --          --        (1)        (8)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net Increase (Decrease)...................          --           --           --          --        --         (5)
                                            ===========  ===========  ===========  ==========  ========  =========
UNIT ACTIVITY CLASS II
 Issued....................................          23           45           50          42        --         --
 Redeemed..................................         (32)         (20)         (33)        (14)       --         --
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net Increase (Decrease)...................          (9)          25           17          28        --         --
                                            ===========  ===========  ===========  ==========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                 TARGET 2025          TARGET 2035          TARGET 2045
                                                 ALLOCATION*          ALLOCATION*          ALLOCATION*
                                            --------------------  -------------------  -------------------
                                              2014       2013       2014       2013      2014       2013
                                            --------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $ 11,284  $    6,053  $ 11,871  $   8,941  $  3,308  $   2,391
 Net realized gain (loss) on investments...  107,050      90,374   103,790     40,188    37,762     19,856
 Net change in unrealized appreciation
   (depreciation) of investments...........  (88,901)     19,289   (76,542)    57,971   (29,346)    23,773
                                            --------  ----------  --------  ---------  --------  ---------
 Net increase (decrease) in net assets
   resulting from operations...............   29,433     115,716    39,119    107,100    11,724     46,020
                                            --------  ----------  --------  ---------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners       372,539     276,623   107,014     46,702    50,819     37,549
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  101,084      60,644    65,168    569,186      (898)   (33,301)
 Redemptions for contract benefits and
   terminations............................  (39,606)   (933,232)   (5,953)  (208,176)       --   (179,504)
 Contract maintenance charges..............  (54,077)    (38,972)  (31,144)   (18,298)  (11,606)   (10,861)
                                            --------  ----------  --------  ---------  --------  ---------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  379,940    (634,937)  135,085    389,414    38,315   (186,117)
                                            --------  ----------  --------  ---------  --------  ---------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..       --          --        --         --        --          6
                                            --------  ----------  --------  ---------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......  409,373    (519,221)  174,204    496,514    50,039   (140,091)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  506,014   1,025,235   759,978    263,464   209,217    349,308
                                            --------  ----------  --------  ---------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........ $915,387  $  506,014  $934,182  $ 759,978  $259,256  $ 209,217
                                            ========  ==========  ========  =========  ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued....................................       24          21         7         11         4          2
 Redeemed..................................       (5)        (17)       (1)        (7)       (2)        (4)
                                            --------  ----------  --------  ---------  --------  ---------
 Net Increase (Decrease)...................       19           4         6          4         2         (2)
                                            ========  ==========  ========  =========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                             TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND       TEMPLETON GROWTH
                                               MARKETS VIP FUND              VIP FUND                 VIP FUND
                                            ----------------------  -------------------------  ----------------------
                                               2014        2013         2014         2013         2014        2013
                                            ----------  ----------  -----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  110,609  $  151,646  $ 2,240,263  $  3,247,739  $   48,373  $   57,995
 Net realized gain (loss) on investments...    (93,797)   (168,145)    (602,205)     (627,467)    292,132     181,766
 Net change in unrealized appreciation
   (depreciation) of investments...........   (916,763)   (100,959)  (1,058,101)   (1,880,852)   (550,198)    450,461
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   (899,951)   (117,458)     579,957       739,420    (209,693)    690,222
                                            ----------  ----------  -----------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners       1,305,745   1,442,564    6,271,160     5,707,858     406,783     281,760
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     86,467    (432,479)  (7,780,118)  (20,536,120)  1,309,725   2,222,286
 Redemptions for contract benefits and
   terminations............................   (167,241)   (270,044)  (3,730,317)   (1,112,618)   (244,281)    (71,124)
 Contract maintenance charges..............   (531,641)   (569,139)  (2,114,297)   (1,960,884)   (216,301)   (152,778)
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    693,330     170,902   (7,353,572)  (17,901,764)  1,255,926   2,280,144
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..      1,200       3,798           --            (2)         --         (13)
                                            ----------  ----------  -----------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   (205,421)     57,242   (6,773,615)  (17,162,346)  1,046,233   2,970,353
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  9,698,118   9,640,876   54,314,245    71,476,591   4,334,807   1,364,454
                                            ----------  ----------  -----------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $9,492,697  $9,698,118  $47,540,630  $ 54,314,245  $5,381,040  $4,334,807
                                            ==========  ==========  ===========  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued....................................         22          29          233           345          18          27
 Redeemed..................................        (15)        (28)        (249)         (442)        (11)         (9)
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net Increase (Decrease)...................          7           1          (16)          (97)          7          18
                                            ==========  ==========  ===========  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                         VANGUARD VARIABLE
                                             VAN ECK VIP GLOBAL HARD     INSURANCE FUND--
                                                   ASSETS FUND        EQUITY INDEX PORTFOLIO
                                            ------------------------  ----------------------
                                                2014         2013        2014        2013
                                            -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (39,339) $    21,195  $   71,737  $   65,776
 Net realized gain (loss) on investments...     (67,285)    (546,449)    460,300     368,797
 Net change in unrealized appreciation
   (depreciation) of investments...........  (2,568,811)   1,706,694     291,651   1,091,063
                                            -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............  (2,675,435)   1,181,440     823,688   1,525,636
                                            -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   1,710,215    2,071,078     445,838     688,582
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     597,199   (1,036,988)    179,080     136,888
 Redemptions for contract benefits and
   terminations............................    (462,597)    (634,841)   (137,184)   (371,607)
 Contract maintenance charges..............    (620,639)    (691,771)   (186,396)   (202,647)
                                            -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   1,224,178     (292,522)    301,338     251,216
                                            -----------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            3          --          (2)
                                            -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,451,257)     888,921   1,125,026   1,776,850
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  12,630,902   11,741,981   6,464,107   4,687,257
                                            -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $11,179,645  $12,630,902  $7,589,133  $6,464,107
                                            ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued....................................          45           38          --          --
 Redeemed..................................         (33)         (41)         --          --
                                            -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          12           (3)         --          --
                                            ===========  ===========  ==========  ==========
UNIT ACTIVITY INVESTOR SHARE CLASS
 Issued....................................          --           --           8           6
 Redeemed..................................          --           --          (6)         (5)
                                            -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          --           --           2           1
                                            ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
   The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond/(13)/
 .   Charter/SM/ Small Cap Growth/(14)/
 .   Charter/SM/ Small Cap Value/(15)/
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility/(1)/
 .   AXA 500 Managed Volatility/(2)/
 .   AXA 2000 Managed Volatility/(3)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility/(4)/
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility/(5)/
 .   AXA International Managed Volatility/(6)/
 .   AXA International Value Managed Volatility/(7)/
 .   AXA Large Cap Core Managed Volatility/(8)/
 .   AXA Large Cap Growth Managed Volatility/(9)/
 .   AXA Large Cap Value Managed Volatility/(10)/
 .   AXA Mid Cap Value Managed Volatility/(11)/
 .   AXA Moderate Growth Strategy
 .   AXA/Loomis Sayles Growth/(12)/
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund/(16)/
 .   Franklin Rising Dividends VIP Fund/(17)/
 .   Franklin Small Cap Value VIP Fund/(18)/
 .   Franklin Strategic Income VIP Fund/(19)/
 .   Templeton Developing Markets VIP Fund/(20)/
 .   Templeton Global Bond VIP Fund/(21)/
 .   Templeton Growth VIP Fund/(22)/

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as AXA Tactical Manager 400.
  (2)Formerly known as AXA Tactical Manager 500.
  (3)Formerly known as AXA Tactical Manager 2000.
  (4)Formerly known as EQ/Global Multi-Sector Equity.
  (5)Formerly known as EQ/International Core PLUS.
  (6)Formerly known as AXA Tactical Manager International.
  (7)Formerly known as EQ/International Value PLUS.
  (8)Formerly known as EQ/Large Cap Core PLUS.
  (9)Formerly known as EQ/Large Cap Growth PLUS.
 (10)Formerly known as EQ/Large Cap Value PLUS.
 (11)Formerly known as EQ/Mid Cap Value PLUS.

 (12)Formerly known as EQ/Montag & Caldwell Growth.
 (13)Formerly known as Multimanager Multi Sector Bond.
 (14)Formerly known as Multimanager Small Cap Growth.
 (15)Formerly known as Multimanager Small Cap Value.
 (16)Formerly known as Mutual Shares Securities Fund.
 (17)Formerly known as Franklin Rising Dividends Securities Fund.
 (18)Formerly known as Franklin Small Cap Value Securities Fund.
 (19)Formerly known as Franklin Strategic Income Securities Fund.
 (20)Formerly known as Templeton Developing Markets Securities Fund.
 (21)Formerly known as Templeton Global Bond Securities Fund.
 (22)Formerly known as Templeton Growth Securities Fund.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

1. Organization (Concluded)

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

2. Significant Accounting Policies (Concluded)


   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2014 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
ALL ASSET AGGRESSIVE-ALT 25.......................... $  4,614,000 $  2,292,699
ALL ASSET GROWTH-ALT 20..............................    4,872,299    1,791,238
ALL ASSET MODERATE GROWTH-ALT 15.....................    1,983,060      327,815
AMERICAN CENTURY VP MID CAP VALUE FUND...............   13,461,218    7,482,421
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................    1,856,366      888,446
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
  FUND(R)............................................    4,449,721      822,209
AXA 400 MANAGED VOLATILITY...........................    1,047,268    1,071,308
AXA 500 MANAGED VOLATILITY...........................    3,180,127      662,885
AXA 2000 MANAGED VOLATILITY..........................    1,385,892      943,763
AXA AGGRESSIVE ALLOCATION............................   25,283,055   18,164,063
AXA BALANCED STRATEGY................................    5,458,873    1,898,444
AXA CONSERVATIVE ALLOCATION..........................    5,987,363    6,899,736
AXA CONSERVATIVE GROWTH STRATEGY.....................    1,612,507      472,483
AXA CONSERVATIVE STRATEGY............................      521,628      116,960
AXA CONSERVATIVE-PLUS ALLOCATION.....................    6,299,255    6,270,494
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    6,973,694   20,273,469
AXA GROWTH STRATEGY..................................   12,370,910    1,347,479
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    3,828,323    9,704,649
AXA INTERNATIONAL MANAGED VOLATILITY.................      622,836      449,601
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    8,904,805   14,080,254
AXA LARGE CAP CORE MANAGED VOLATILITY................    4,111,277    3,849,683
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............    8,419,404   32,249,848
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,130,466   42,687,207
AXA MID CAP VALUE MANAGED VOLATILITY.................    4,713,504   23,884,779
AXA MODERATE ALLOCATION..............................   75,241,446  105,828,955
AXA MODERATE GROWTH STRATEGY.........................   21,780,158    4,274,418
AXA MODERATE-PLUS ALLOCATION.........................   59,439,833   41,759,478
AXA/LOOMIS SAYLES GROWTH.............................    9,193,275    4,056,393
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    5,853,129    2,083,053
CHARTER/SM/ MULTI-SECTOR BOND........................    7,014,041   12,112,209
CHARTER/SM/ SMALL CAP GROWTH.........................    2,664,776    3,853,081
CHARTER/SM/ SMALL CAP VALUE..........................    1,803,838    4,447,837
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................   32,114,352   22,759,134
EQ/BLACKROCK BASIC VALUE EQUITY......................   17,152,695   24,733,561
EQ/BOSTON ADVISORS EQUITY INCOME.....................    4,355,843    3,313,907
EQ/CALVERT SOCIALLY RESPONSIBLE......................      490,242      225,937
EQ/CAPITAL GUARDIAN RESEARCH.........................    5,902,922   16,992,715
EQ/COMMON STOCK INDEX................................   39,385,220  152,510,749
EQ/CORE BOND INDEX...................................    5,898,066    6,801,815
EQ/EQUITY 500 INDEX..................................   83,278,840  104,849,088
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,984,839    2,090,383
EQ/GAMCO SMALL COMPANY VALUE.........................   23,104,674   19,742,344
EQ/GLOBAL BOND PLUS..................................    2,965,610    3,389,082
EQ/INTERMEDIATE GOVERNMENT BOND......................   12,929,885   17,682,418
EQ/INTERNATIONAL EQUITY INDEX........................   19,605,120   32,011,359
EQ/INVESCO COMSTOCK..................................    4,567,019    2,963,421
EQ/JPMORGAN VALUE OPPORTUNITIES......................    3,607,719    3,838,328
EQ/LARGE CAP GROWTH INDEX............................   24,011,514   19,754,955
EQ/LARGE CAP VALUE INDEX.............................    6,373,347    4,206,110
EQ/MFS INTERNATIONAL GROWTH..........................    7,483,391    5,442,746
EQ/MID CAP INDEX.....................................    8,689,165   13,900,559
EQ/MONEY MARKET......................................  161,663,061  182,209,724
EQ/MORGAN STANLEY MID CAP GROWTH.....................   12,747,156   11,798,882
EQ/PIMCO ULTRA SHORT BOND............................    6,243,611    8,416,881

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
EQ/QUALITY BOND PLUS................................... $ 8,443,735 $12,861,469
EQ/SMALL COMPANY INDEX.................................  13,977,794   8,611,004
EQ/T. ROWE PRICE GROWTH STOCK..........................  15,187,453  11,432,456
EQ/UBS GROWTH & INCOME.................................   2,674,746   1,916,008
EQ/WELLS FARGO OMEGA GROWTH............................  26,835,006  21,562,866
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........     302,388     203,111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  25,398,486  15,229,542
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................     353,083     755,019
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   3,494,613   2,346,217
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   9,776,507  15,255,894
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   6,329,222  13,041,435
FIDELITY(R) VIP MID CAP PORTFOLIO......................  12,783,022  11,805,504
FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................     626,627     956,147
FIDELITY(R) VIP VALUE PORTFOLIO........................     639,365     444,346
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............      74,678     301,273
FRANKLIN MUTUAL SHARES VIP FUND........................   2,071,180   3,097,002
FRANKLIN RISING DIVIDENDS VIP FUND.....................  12,127,338   9,647,747
FRANKLIN SMALL CAP VALUE VIP FUND......................   3,868,829   4,275,263
FRANKLIN STRATEGIC INCOME VIP FUND.....................  10,743,844   5,380,830
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   6,324,789   3,821,864
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   2,792,909   2,207,606
INVESCO V.I. GLOBAL REAL ESTATE FUND...................  11,693,617   5,012,413
INVESCO V.I. INTERNATIONAL GROWTH FUND.................  12,463,267   5,300,266
INVESCO V.I. MID CAP CORE EQUITY FUND..................   1,243,758   1,166,407
INVESCO V.I. SMALL CAP EQUITY FUND.....................   1,223,479   1,018,500
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...................     428,772     665,728
IVY FUNDS VIP ENERGY...................................  10,975,978   4,937,343
IVY FUNDS VIP HIGH INCOME..............................  15,984,257   3,505,264
IVY FUNDS VIP MID CAP GROWTH...........................   9,565,140   5,704,633
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................  19,847,527  12,687,366
IVY FUNDS VIP SMALL CAP GROWTH.........................   4,686,741   4,690,882
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....  19,345,412  17,165,006
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  19,010,990  12,833,157
MFS(R) INVESTORS GROWTH STOCK SERIES...................     587,786     421,244
MFS(R) INVESTORS TRUST SERIES..........................     928,760     367,287
MFS(R) UTILITIES SERIES................................   4,112,238   3,824,711
MULTIMANAGER AGGRESSIVE EQUITY.........................   4,543,461  39,904,480
MULTIMANAGER CORE BOND.................................   9,278,833  11,475,140
MULTIMANAGER MID CAP GROWTH............................   5,221,217   5,092,919
MULTIMANAGER MID CAP VALUE.............................   4,533,436   8,332,870
MULTIMANAGER TECHNOLOGY................................  13,002,890  12,001,923
NATURAL RESOURCES PORTFOLIO............................   8,936,016   9,011,893
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........   3,079,021   2,042,546
PIMCO REAL RETURN PORTFOLIO............................  23,321,754  28,168,316
PIMCO TOTAL RETURN PORTFOLIO...........................  15,106,299  19,927,585
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.............   3,882,337   4,951,770
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...........   4,908,846   4,919,343
TARGET 2015 ALLOCATION.................................      25,155     101,493
TARGET 2025 ALLOCATION.................................     578,244      96,139
TARGET 2035 ALLOCATION.................................     283,210      39,000
TARGET 2045 ALLOCATION.................................     104,615      35,952
TEMPLETON DEVELOPING MARKETS VIP FUND..................   2,376,704   1,567,765
TEMPLETON GLOBAL BOND VIP FUND.........................  16,738,615  21,851,924
TEMPLETON GROWTH VIP FUND..............................   2,826,842   1,522,543
VAN ECK VIP GLOBAL HARD ASSETS FUND....................   4,834,293   3,649,454
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO.............................................   1,658,090   1,160,826

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.09% to a high of 1.37% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)


   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
ALL ASSET AGGRESSIVE-ALT 25
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B        $110.99           --                   --              --         2.31%
      Highest contract charge 0.90% Class B       $109.35           --                   --              --         1.39%
      All contract charges                             --           31              $ 3,443            1.94%          --
2013  Lowest contract charge 0.00% Class B(c)     $108.48           --                   --              --         7.05%
      Highest contract charge 0.90% Class B(c)    $107.85           --                   --              --         6.44%
      All contract charges                             --           10              $ 1,140            2.57%          --
ALL ASSET GROWTH-ALT 20
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B        $136.49           --                   --              --         2.39%
      Highest contract charge 0.90% Class B       $130.82           --                   --              --         1.47%
      All contract charges                             --          131              $17,621            1.53%          --
2013  Lowest contract charge 0.00% Class B        $133.30           --                   --              --        14.13%
      Highest contract charge 0.90% Class B       $128.92           --                   --              --        13.10%
      All contract charges                             --          112              $14,861            1.46%          --
2012  Lowest contract charge 0.00% Class B        $116.80           --                   --              --        11.98%
      Highest contract charge 0.90% Class B       $113.99           --                   --              --        10.97%
      All contract charges                             --           94              $10,924            1.87%          --
2011  Lowest contract charge 0.00% Class B        $104.30           --                   --              --        (3.49)%
      Highest contract charge 0.90% Class B       $102.72           --                   --              --        (4.36)%
      All contract charges                             --           54              $ 5,611            2.12%          --
2010  Lowest contract charge 0.00% Class B(a)     $108.07           --                   --              --        17.91%
      Highest contract charge 0.90% Class B(a)    $107.40           --                   --              --        17.27%
      All contract charges                             --           15              $ 1,660            4.25%          --
ALL ASSET MODERATE GROWTH-ALT 15
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B        $107.48           --                   --              --         2.42%
      Highest contract charge 0.90% Class B       $105.90           --                   --              --         1.50%
      All contract charges                             --           28              $ 2,538            2.43%          --
2013  Lowest contract charge 0.00% Class B(c)     $104.94           --                   --              --         4.19%
      Highest contract charge 0.90% Class B(c)    $104.33           --                   --              --         3.62%
      All contract charges                             --            9              $   925            2.85%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class II       $185.71           --                   --              --        16.24%
      Highest contract charge 0.90% Class II      $178.00           --                   --              --        15.19%
      All contract charges                             --          222              $30,533            1.04%          --
2013  Lowest contract charge 0.00% Class II       $159.77           --                   --              --        29.89%
      Highest contract charge 0.90% Class II      $154.53           --                   --              --        28.73%
      All contract charges                             --          163              $22,584            1.08%          --
2012  Lowest contract charge 0.00% Class II       $123.00           --                   --              --        16.24%
      Highest contract charge 0.90% Class II      $120.04           --                   --              --        15.18%
      All contract charges                             --          119              $13,517            1.79%          --
2011  Lowest contract charge 0.00% Class II       $105.82           --                   --              --        (0.84)%
      Highest contract charge 0.90% Class II      $104.22           --                   --              --        (1.73)%
      All contract charges                             --          150              $15,606            1.26%          --
2010  Lowest contract charge 0.00% Class II(a)    $106.72           --                   --              --        18.21%
      Highest contract charge 0.90% Class II(a)   $106.06           --                   --              --        17.57%
      All contract charges                             --          107              $11,195            2.28%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 4        $114.71           --                   --              --         1.88%
      Highest contract charge 0.90% Class 4       $113.02           --                   --              --         0.96%
      All contract charges                             --           25              $ 1,829            0.08%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                  UNITS OUTSTANDING      ACCUMULATION       INVESTMENT
                                                     UNIT VALUE        (000'S)        UNIT VALUES (000'S) INCOME RATIO**
                                                     ----------   -----------------   ------------------- --------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(c)      $112.59            --                     --               --
         Highest contract charge 0.90% Class 4(c)     $111.94            --                     --               --
         All contract charges                              --             8                 $  869             0.17%
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class 4         $ 98.22            --                     --               --
         Highest contract charge 0.90% Class 4        $ 96.76            --                     --               --
         All contract charges                              --            88                 $3,904             1.51%
2013     Lowest contract charge 0.00% Class 4(c)      $106.91            --                     --               --
         Highest contract charge 0.90% Class 4(c)     $106.29            --                     --               --
         All contract charges                              --            16                 $  938             3.40%
AXA 400 MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B         $163.75            --                     --               --
         Highest contract charge 0.90% Class B        $156.94            --                     --               --
         All contract charges                              --            19                 $3,065             0.39%
2013     Lowest contract charge 0.00% Class B         $150.51            --                     --               --
         Highest contract charge 0.90% Class B        $145.56            --                     --               --
         All contract charges                              --            20                 $2,992             0.17%
2012     Lowest contract charge 0.00% Class B         $114.29            --                     --               --
         Highest contract charge 0.90% Class B        $111.55            --                     --               --
         All contract charges                              --            16                 $1,749             0.14%
2011     Lowest contract charge 0.00% Class B         $ 98.14            --                     --               --
         Highest contract charge 0.90% Class B        $ 96.65            --                     --               --
         All contract charges                              --            25                 $2,417             0.05%
2010     Lowest contract charge 0.00% Class B(a)      $106.93            --                     --               --
         Highest contract charge 0.90% Class B(a)     $106.26            --                     --               --
         All contract charges                              --             8                 $  804               --
AXA 500 MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B         $169.43            --                     --               --
         Highest contract charge 0.90% Class B        $162.40            --                     --               --
         All contract charges                              --            33                 $5,576             0.80%
2013     Lowest contract charge 0.00% Class B         $150.49            --                     --               --
         Highest contract charge 0.90% Class B        $145.55            --                     --               --
         All contract charges                              --            19                 $2,783             0.47%
2012     Lowest contract charge 0.00% Class B         $114.94            --                     --               --
         Highest contract charge 0.90% Class B        $112.17            --                     --               --
         All contract charges                              --            16                 $1,833             0.66%
2011     Lowest contract charge 0.00% Class B         $100.10            --                     --               --
         Highest contract charge 0.90% Class B        $ 98.58            --                     --               --
         All contract charges                              --            12                 $1,249             0.57%
2010     Lowest contract charge 0.00% Class B(a)      $104.00            --                     --               --
         Highest contract charge 0.90% Class B(a)     $103.35            --                     --               --
         All contract charges                              --             6                 $  618             0.47%
AXA 2000 MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B         $156.13            --                     --               --
         Highest contract charge 0.90% Class B        $149.64            --                     --               --
         All contract charges                              --            17                 $2,546             0.16%
2013     Lowest contract charge 0.00% Class B         $150.04            --                     --               --
         Highest contract charge 0.90% Class B        $145.12            --                     --               --
         All contract charges                              --            14                 $2,132             0.12%
2012     Lowest contract charge 0.00% Class B         $109.21            --                     --               --
         Highest contract charge 0.90% Class B        $106.58            --                     --               --
         All contract charges                              --            12                 $1,303             0.33%

                                            --------
                                              TOTAL
                                            RETURN***
                                            ---------

Lowest contract charge 0.00% Class 4(c)       10.13%
Highest contract charge 0.90% Class 4(c)       9.53%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 4          (8.13)%
Highest contract charge 0.90% Class 4         (8.97)%
All contract charges                             --
Lowest contract charge 0.00% Class 4(c)        5.36%
Highest contract charge 0.90% Class 4(c)       4.78%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B           8.80%
Highest contract charge 0.90% Class B          7.82%
All contract charges                             --
Lowest contract charge 0.00% Class B          31.69%
Highest contract charge 0.90% Class B         30.49%
All contract charges                             --
Lowest contract charge 0.00% Class B          16.46%
Highest contract charge 0.90% Class B         15.42%
All contract charges                             --
Lowest contract charge 0.00% Class B          (8.22)%
Highest contract charge 0.90% Class B         (9.04)%
All contract charges                             --
Lowest contract charge 0.00% Class B(a)       21.45%
Highest contract charge 0.90% Class B(a)      20.79%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B          12.59%
Highest contract charge 0.90% Class B         11.58%
All contract charges                             --
Lowest contract charge 0.00% Class B          30.93%
Highest contract charge 0.90% Class B         29.76%
All contract charges                             --
Lowest contract charge 0.00% Class B          14.83%
Highest contract charge 0.90% Class B         13.79%
All contract charges                             --
Lowest contract charge 0.00% Class B          (3.75)%
Highest contract charge 0.90% Class B         (4.62)%
All contract charges
Lowest contract charge 0.00% Class B(a)       17.17%
Highest contract charge 0.90% Class B(a)      16.53%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B           4.06%
Highest contract charge 0.90% Class B          3.11%
All contract charges                             --
Lowest contract charge 0.00% Class B          37.39%
Highest contract charge 0.90% Class B         36.16%
All contract charges                             --
Lowest contract charge 0.00% Class B          15.44%
Highest contract charge 0.90% Class B         14.41%
All contract charges                             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B       $ 94.60           --                   --              --       (10.55)%
      Highest contract charge 0.90% Class B      $ 93.16           --                   --              --       (11.36)%
      All contract charges                            --           10              $   904            0.47%          --
2010  Lowest contract charge 0.00% Class B(a)    $105.76           --                   --              --        21.27%
      Highest contract charge 0.90% Class B(a)   $105.10           --                   --              --        20.60%
      All contract charges                            --            6              $   594            0.08%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A       $206.85           --                   --              --         4.72%
      Highest contract charge 0.90% Class A      $186.85           --                   --              --         3.78%
      All contract charges                            --          344              $63,147            1.55%          --
2013  Lowest contract charge 0.00% Class A       $197.53           --                   --              --        26.44%
      Highest contract charge 0.90% Class A      $180.05           --                   --              --        25.30%
      All contract charges                            --          356              $64,839            2.51%          --
2012  Lowest contract charge 0.00% Class A       $156.23           --                   --              --        14.17%
      Highest contract charge 0.90% Class A      $143.70           --                   --              --        13.15%
      All contract charges                            --          405              $58,114            0.84%          --
2011  Lowest contract charge 0.00% Class A       $136.84           --                   --              --        (7.27)%
      Highest contract charge 0.90% Class A      $127.00           --                   --              --        (8.11)%
      All contract charges                            --          464              $59,678            1.38%          --
2010  Lowest contract charge 0.00% Class A       $147.57           --                   --              --        13.36%
      Highest contract charge 0.90% Class A      $138.21           --                   --              --        12.34%
      All contract charges                            --          517              $73,607            1.76%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B       $202.64           --                   --              --         4.72%
      Highest contract charge 0.60% Class B      $189.38           --                   --              --         4.09%
      All contract charges                            --          396              $79,584            1.55%          --
2013  Lowest contract charge 0.00% Class B       $193.51           --                   --              --        26.43%
      Highest contract charge 0.60% Class B      $181.94           --                   --              --        25.68%
      All contract charges                            --          413              $79,125            2.51%          --
2012  Lowest contract charge 0.00% Class B       $153.06           --                   --              --        14.17%
      Highest contract charge 0.60% Class B      $144.77           --                   --              --        13.48%
      All contract charges                            --          413              $62,581            0.84%          --
2011  Lowest contract charge 0.00% Class B       $134.06           --                   --              --        (7.50)%
      Highest contract charge 0.60% Class B      $127.57           --                   --              --        (8.05)%
      All contract charges                            --          414              $54,953            1.38%          --
2010  Lowest contract charge 0.00% Class B       $144.93           --                   --              --        13.08%
      Highest contract charge 0.90% Class B      $135.74           --                   --              --        12.06%
      All contract charges                            --          383              $55,053            1.76%          --
AXA BALANCED STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B       $140.75           --                   --              --         4.40%
      Highest contract charge 0.00% Class B      $140.75           --                   --              --         4.40%
      All contract charges                            --          141              $19,802            1.21%          --
2013  Lowest contract charge 0.00% Class B       $134.82           --                   --              --        13.66%
      Highest contract charge 0.00% Class B      $134.82           --                   --              --        13.66%
      All contract charges                            --          119              $16,003            2.27%          --
2012  Lowest contract charge 0.00% Class B       $118.62           --                   --              --         8.54%
      Highest contract charge 0.00% Class B      $118.62           --                   --              --         8.54%
      All contract charges                            --           77              $ 9,132            0.93%          --
2011  Lowest contract charge 0.00% Class B       $109.29           --                   --              --        (2.39)%
      Highest contract charge 0.00% Class B      $109.29           --                   --              --        (2.39)%
      All contract charges                            --           44              $ 4,805            1.59%          --
2010  Lowest contract charge 0.00% Class B       $111.97           --                   --              --        10.05%
      Highest contract charge 0.00% Class B      $111.97           --                   --              --        10.05%
      All contract charges                            --           15              $ 1,657            4.46%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --              --         2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --              --         1.69%
      All contract charges                         --          288              $25,804            0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --              --         4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --              --         3.39%
      All contract charges                         --          299              $27,385            0.93%          --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --              --         4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --              --         3.64%
      All contract charges                         --          284              $28,647            0.83%          --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --              --         2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --              --         1.24%
      All contract charges                         --          252              $29,188            2.05%          --
2010  Lowest contract charge 0.00% Class A    $133.75           --                   --              --         7.54%
      Highest contract charge 0.90% Class A   $125.26           --                   --              --         6.57%
      All contract charges                         --          165              $20,469            2.30%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --              --         2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --              --         2.00%
      All contract charges                         --           71              $10,374            0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --              --         4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --              --         3.72%
      All contract charges                         --           71              $10,126            0.93%          --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --              --         4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --              --         3.95%
      All contract charges                         --           76              $10,376            0.83%          --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --              --         1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --              --         1.29%
      All contract charges                         --           72              $ 9,457            2.05%          --
2010  Lowest contract charge 0.00% Class B    $131.35           --                   --              --         7.27%
      Highest contract charge 0.90% Class B   $123.01           --                   --              --         6.30%
      All contract charges                         --           68              $ 8,753            2.30%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --              --         3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --              --         3.82%
      All contract charges                         --           40              $ 5,395            1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --              --        10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --              --        10.51%
      All contract charges                         --           32              $ 4,200            1.75%          --
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --              --         7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --              --         7.20%
      All contract charges                         --           28              $ 3,305            1.28%          --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --              --        (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --              --        (1.39)%
      All contract charges                         --           10              $ 1,114            1.49%          --
2010  Lowest contract charge 0.00% Class B    $110.78           --                   --              --         9.15%
      Highest contract charge 0.00% Class B   $110.78           --                   --              --         9.15%
      All contract charges                         --            5              $   506            3.58%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --              --         2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --              --         2.61%
      All contract charges                         --           16              $ 1,930            0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --              --         4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --              --         4.38%
      All contract charges                         --           13              $ 1,509            1.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA CONSERVATIVE STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --              --         4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --              --         4.48%
      All contract charges                         --           10              $ 1,129            1.11%          --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --              --         0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --              --         0.72%
      All contract charges                         --            8              $   870            1.35%          --
2010  Lowest contract charge 0.00% Class B    $108.15           --                   --              --         7.28%
      Highest contract charge 0.00% Class B   $108.15           --                   --              --         7.28%
      All contract charges                         --            6              $   696            3.35%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --              --         3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --              --         2.23%
      All contract charges                         --          179              $19,858            0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --              --        10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --              --         9.25%
      All contract charges                         --          159              $20,835            1.36%          --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --              --         7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --              --         6.40%
      All contract charges                         --          164              $20,312            0.81%          --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --              --        (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --              --        (1.35)%
      All contract charges                         --          174              $20,541            1.64%          --
2010  Lowest contract charge 0.00% Class A    $136.56           --                   --              --         9.34%
      Highest contract charge 0.90% Class A   $127.89           --                   --              --         8.36%
      All contract charges                         --          206              $25,053            1.91%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --              --         3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --              --         2.54%
      All contract charges                         --           94              $15,106            0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --              --        10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --              --         9.58%
      All contract charges                         --           95              $14,739            1.36%          --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --              --         7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --              --         6.73%
      All contract charges                         --          100              $13,996            0.81%          --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --              --        (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --              --        (1.31)%
      All contract charges                         --          101              $13,152            1.64%          --
2010  Lowest contract charge 0.00% Class B    $134.11           --                   --              --         9.07%
      Highest contract charge 0.90% Class B   $125.60           --                   --              --         8.09%
      All contract charges                         --           98              $12,914            1.91%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
      Unit Value 0.00%*
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --              --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --              --         1.69%
      All contract charges                         --          106              $31,716            0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --              --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --              --        20.36%
      All contract charges                         --          133              $34,325            0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --              --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --              --        16.98%
      All contract charges                         --          103              $30,208            1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --              --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --              --       (12.06)%
      All contract charges                         --          111              $31,042            1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------------- -------------- ---------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2010     Lowest contract charge 0.00% Class A      $403.34           --                   --              --        11.68%
         Highest contract charge 0.00% Class A     $403.34           --                   --              --        11.68%
         All contract charges                           --          107             $ 36,616            1.07%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B      $272.26           --                   --              --         1.68%
         Highest contract charge 0.90% Class B     $232.70           --                   --              --         0.77%
         All contract charges                           --          478             $121,576            0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                   --              --        20.36%
         Highest contract charge 0.90% Class B     $230.92           --                   --              --        19.28%
         All contract charges                           --          523             $131,082            0.82%          --
2012     Lowest contract charge 0.00% Class B      $222.46           --                   --              --        16.99%
         Highest contract charge 0.90% Class B     $193.60           --                   --              --        15.93%
         All contract charges                           --          586             $122,383            1.35%          --
2011     Lowest contract charge 0.00% Class B      $190.16           --                   --              --       (12.32)%
         Highest contract charge 0.90% Class B     $167.00           --                   --              --       (13.10)%
         All contract charges                           --          746             $134,145            1.72%          --
2010     Lowest contract charge 0.00% Class B      $216.87           --                   --              --        11.45%
         Highest contract charge 0.90% Class B     $192.18           --                   --              --        10.45%
         All contract charges                           --          912             $188,318            1.07%          --
AXA GROWTH STRATEGY
         Unit Value 0.00% to 0.00%*
2014     Lowest contract charge 0.00% Class B      $154.35           --                   --              --         5.62%
         Highest contract charge 0.00% Class B     $154.35           --                   --              --         5.62%
         All contract charges                           --          223             $ 34,422            1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                   --              --        20.20%
         Highest contract charge 0.00% Class B     $146.14           --                   --              --        20.20%
         All contract charges                           --          157             $ 22,986            2.98%          --
2012     Lowest contract charge 0.00% Class B      $121.58           --                   --              --        11.21%
         Highest contract charge 0.00% Class B     $121.58           --                   --              --        11.21%
         All contract charges                           --          107             $ 12,965            0.91%          --
2011     Lowest contract charge 0.00% Class B      $109.32           --                   --              --        (4.41)%
         Highest contract charge 0.00% Class B     $109.32           --                   --              --        (4.41)%
         All contract charges                           --           68             $  7,470            1.62%          --
2010     Lowest contract charge 0.00% Class B      $114.36           --                   --              --        11.69%
         Highest contract charge 0.00% Class B     $114.36           --                   --              --        11.69%
         All contract charges                           --           19             $  2,172            3.11%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(D)
         Unit Value 0.00% to 0.60%*
2014     Lowest contract charge 0.00% Class A      $229.84           --                   --              --        (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                   --              --        (6.80)%
         All contract charges                           --           71             $ 16,150            1.75%          --
2013     Lowest contract charge 0.00% Class A      $245.13           --                   --              --        17.51%
         Highest contract charge 0.60% Class A     $179.31           --                   --              --        16.80%
         All contract charges                           --           26             $  6,022            0.84%          --
2012     Lowest contract charge 0.00% Class A      $208.61           --                   --              --        16.31%
         Highest contract charge 0.60% Class A     $153.52           --                   --              --        15.61%
         All contract charges                           --           29             $  6,031            1.49%          --
2011     Lowest contract charge 0.00% Class A      $179.36           --                   --              --       (16.72)%
         Highest contract charge 0.60% Class A     $132.79           --                   --              --       (17.22)%
         All contract charges                           --           30             $  5,139            2.81%          --
2010     Lowest contract charge 0.00% Class A      $215.36           --                   --              --         9.48%
         Highest contract charge 0.60% Class A     $160.41           --                   --              --         8.83%
         All contract charges                           --           30             $  6,193            1.85%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(D)
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $148.95           --                   --              --        (6.24)%
      Highest contract charge 0.90% Class B      $129.25           --                   --              --        (7.08)%
      All contract charges                            --          381              $53,327            1.75%          --
2013  Lowest contract charge 0.00% Class B       $158.86           --                   --              --        17.52%
      Highest contract charge 0.90% Class B      $139.10           --                   --              --        16.46%
      All contract charges                            --          169              $25,657            0.84%          --
2012  Lowest contract charge 0.00% Class B       $135.18           --                   --              --        16.31%
      Highest contract charge 0.90% Class B      $119.44           --                   --              --        15.27%
      All contract charges                            --          186              $23,955            1.49%          --
2011  Lowest contract charge 0.00% Class B       $116.22           --                   --              --       (16.93)%
      Highest contract charge 0.90% Class B      $103.62           --                   --              --       (17.68)%
      All contract charges                            --          196              $21,687            2.81%          --
2010  Lowest contract charge 0.00% Class B       $139.91           --                   --              --         9.22%
      Highest contract charge 0.90% Class B      $125.87           --                   --              --         8.24%
      All contract charges                            --          200              $26,624            1.85%          --
AXA INTERNATIONAL MANAGED VOLATILITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $116.49           --                   --              --        (6.44)%
      Highest contract charge 0.90% Class B      $111.65           --                   --              --        (7.28)%
      All contract charges                            --           15              $ 1,627            0.79%          --
2013  Lowest contract charge 0.00% Class B       $124.51           --                   --              --        21.11%
      Highest contract charge 0.90% Class B      $120.42           --                   --              --        20.01%
      All contract charges                            --           13              $ 1,617            0.00%          --
2012  Lowest contract charge 0.00% Class B       $102.81           --                   --              --        16.59%
      Highest contract charge 0.90% Class B      $100.34           --                   --              --        15.55%
      All contract charges                            --           17              $ 1,836            0.64%          --
2011  Lowest contract charge 0.00% Class B       $ 88.18           --                   --              --       (16.05)%
      Highest contract charge 0.90% Class B      $ 86.84           --                   --              --       (16.80)%
      All contract charges                            --           17              $ 1,507            2.58%          --
2010  Lowest contract charge 0.00% Class B(a)    $105.04           --                   --              --        22.34%
      Highest contract charge 0.90% Class B(a)   $104.38           --                   --              --        21.67%
      All contract charges                            --            5              $   524            1.32%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A       $222.03           --                   --              --        (7.18)%
      Highest contract charge 0.60% Class A      $159.53           --                   --              --        (7.74)%
      All contract charges                            --          108              $17,611            1.58%          --
2013  Lowest contract charge 0.00% Class A       $239.20           --                   --              --        19.32%
      Highest contract charge 0.60% Class A      $172.91           --                   --              --        18.61%
      All contract charges                            --          115              $20,425            1.14%          --
2012  Lowest contract charge 0.00% Class A       $200.47           --                   --              --        17.47%
      Highest contract charge 0.60% Class A      $145.78           --                   --              --        16.76%
      All contract charges                            --          118              $18,610            1.80%          --
2011  Lowest contract charge 0.00% Class A       $170.66           --                   --              --       (15.92)%
      Highest contract charge 0.60% Class A      $124.85           --                   --              --       (16.43)%
      All contract charges                            --          116              $17,306            1.92%          --
2010  Lowest contract charge 0.00% Class A       $202.98           --                   --              --         6.34%
      Highest contract charge 0.60% Class A      $149.39           --                   --              --         5.70%
      All contract charges                            --          115              $21,697            0.77%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $162.31           --                   --              --        (7.18)%
      Highest contract charge 0.90% Class B      $155.04           --                   --              --        (8.01)%
      All contract charges                            --          428              $69,318            1.58%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --              --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --              --        18.26%
      All contract charges                         --          455             $ 79,896            1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --              --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --              --        16.41%
      All contract charges                         --          488             $ 72,013            1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --              --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --              --       (16.92)%
      All contract charges                         --          591             $ 74,631            1.92%          --
2010  Lowest contract charge 0.00% Class B    $148.80           --                   --              --         6.07%
      Highest contract charge 0.90% Class B   $147.37           --                   --              --         5.12%
      All contract charges                         --          707             $107,054            0.77%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(G)
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --              --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --              --        10.95%
      All contract charges                         --           22             $  5,334            1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --              --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --              --        30.76%
      All contract charges                         --            6             $  1,158            0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --              --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --              --        14.30%
      All contract charges                         --            6             $    878            1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --              --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --              --        (4.56)%
      All contract charges                         --            5             $    765            1.13%          --
2010  Lowest contract charge 0.00% Class A    $163.37           --                   --              --        14.44%
      Highest contract charge 0.60% Class A   $118.06           --                   --              --        13.76%
      All contract charges                         --            4             $    522            0.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(G)
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --              --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --              --        10.62%
      All contract charges                         --          143             $ 23,572            1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --              --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --              --        30.37%
      All contract charges                         --          112             $ 16,518            0.55%          --
      Lowest contract charge 0.00% Class B    $116.14           --                   --              --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --              --        13.94%
      All contract charges                         --           93             $ 10,373            1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --              --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --              --        (5.10)%
      All contract charges                         --           69             $  6,588            1.59%          --
2010  Lowest contract charge 0.00% Class B    $105.47           --                   --               1        14.19%
      Highest contract charge 0.90% Class B   $ 94.99           --                   --              --        13.16%
      All contract charges                         --           73             $  7,300            0.92%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(H)
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $327.51           --                   --              --        11.08%
      Highest contract charge 0.60% Class A   $204.77           --                   --              --        10.42%
      All contract charges                         --          149             $ 45,164            0.24%          --
2013  Lowest contract charge 0.00% Class A    $294.83           --                   --              --        35.39%
      Highest contract charge 0.60% Class A   $185.44           --                   --              --        34.57%
      All contract charges                         --           34             $  9,623            0.17%          --
2012  Lowest contract charge 0.00% Class A    $217.77           --                   --              --        13.74%
      Highest contract charge 0.60% Class A   $137.80           --                   --              --        13.06%
      All contract charges                         --           34             $  7,145            0.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                   UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------------- -------------- ---------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(H) (CONTINUED)
2011        Lowest contract charge 0.00% Class A         $191.46            --                  --              --        (3.29)%
            Highest contract charge 0.60% Class A        $121.88            --                  --              --        (3.87)%
            All contract charges                              --            37            $  6,637            0.41%          --
2010        Lowest contract charge 0.00% Class A         $197.97            --                  --              --        14.34%
            Highest contract charge 0.60% Class A        $126.79            --                  --              --        13.65%
            All contract charges                              --            40            $  7,400            0.38%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(H)
            Unit Value 0.00% to 0.90%*
2014        Lowest contract charge 0.00% Class B         $312.59            --                  --              --        11.09%
            Highest contract charge 0.90% Class B        $266.44            --                  --              --        10.09%
            All contract charges                              --           759            $209,579            0.24%          --
2013        Lowest contract charge 0.00% Class B         $281.39            --                  --              --        35.39%
            Highest contract charge 0.90% Class B        $242.03            --                  --              --        34.18%
            All contract charges                              --           547            $136,867            0.17%          --
2012        Lowest contract charge 0.00% Class B         $207.84            --                  --              --        13.74%
            Highest contract charge 0.90% Class B        $180.38            --                  --              --        12.71%
            All contract charges                              --           604            $112,012            0.57%          --
2011        Lowest contract charge 0.00% Class B         $182.73            --                  --              --        (3.66)%
            Highest contract charge 0.90% Class B        $160.04            --                  --              --        (4.52)%
            All contract charges                              --           668            $108,960            0.41%          --
2010        Lowest contract charge 0.00% Class B         $189.68            --                  --              --        14.45%
            Highest contract charge 0.90% Class B        $167.62            --                  --              --        13.42%
            All contract charges                              --           730            $125,022            0.38%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY(E)
            Unit Value 0.00% to 0.90%*
2014        Lowest contract charge 0.00% Class A         $253.29            --                  --              --        12.23%
            Highest contract charge 0.90% Class A        $192.21            --                  --              --        11.22%
            All contract charges                              --         1,383            $288,312            1.39%          --
2013        Lowest contract charge 0.00% Class A         $225.69            --                  --              --        32.47%
            Highest contract charge 0.90% Class A        $172.82            --                  --              --        31.28%
            All contract charges                              --         1,413            $262,719            1.05%          --
2012        Lowest contract charge 0.00% Class A         $170.37            --                  --              --        15.86%
            Highest contract charge 0.90% Class A        $131.64            --                  --              --        14.81%
            All contract charges                              --         1,574            $221,696            1.56%          --
2011        Lowest contract charge 0.00% Class A         $147.05            --                  --              --        (4.80)%
            Highest contract charge 0.90% Class A        $114.66            --                  --              --        (5.65)%
            All contract charges                              --         1,780            $217,111            1.24%          --
2010        Lowest contract charge 0.00% Class A         $154.46            --                  --              --        12.90%
            Highest contract charge 0.90% Class A        $121.53            --                  --              --        11.89%
            All contract charges                              --         2,194            $280,328            1.28%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY(E)
            Unit Value 0.00% to 0.90%*
2014        Lowest contract charge 0.00% Class B         $188.82            --                  --              --        12.23%
            Highest contract charge 0.90% Class B        $189.72            --                  --              --        11.22%
            All contract charges                              --           695            $137,376            1.39%          --
2013        Lowest contract charge 0.00% Class B         $168.25            --                  --              --        32.48%
            Highest contract charge 0.90% Class B        $170.58            --                  --              --        31.28%
            All contract charges                              --           671            $119,182            1.05%          --
2012        Lowest contract charge 0.00% Class B         $127.00            --                  --              --        15.85%
            Highest contract charge 0.90% Class B        $129.94            --                  --              --        14.82%
            All contract charges                              --           732            $ 98,736            1.56%          --
2011        Lowest contract charge 0.00% Class B         $109.62            --                  --              --        (5.07)%
            Highest contract charge 0.90% Class B        $113.17            --                  --              --        (5.93)%
            All contract charges                              --           808            $ 94,538            1.24%          --
2010        Lowest contract charge 0.00% Class B         $115.48            --                  --              --        12.68%
            Highest contract charge 0.90% Class B        $120.30            --                  --              --        11.67%
            All contract charges                              --           889            $110,353            1.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA MID CAP VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $338.70            --                   --             --        10.87%
      Highest contract charge 0.90% Class A   $268.73            --                   --             --         9.87%
      All contract charges                         --           728           $  208,857           0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --                   --             --        33.07%
      Highest contract charge 0.90% Class A   $244.58            --                   --             --        31.88%
      All contract charges                         --           795           $  207,034           0.51%          --
2012  Lowest contract charge 0.00% Class A    $229.56            --                   --             --        18.63%
      Highest contract charge 0.90% Class A   $185.46            --                   --             --        17.56%
      All contract charges                         --           880           $  174,284           1.20%          --
2011  Lowest contract charge 0.00% Class A    $193.51            --                   --             --        (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                   --             --        (9.92)%
      All contract charges                         --           991           $  166,808           1.03%          --
2010  Lowest contract charge 0.00% Class A    $212.88            --                   --             --        22.51%
      Highest contract charge 0.90% Class A   $175.13            --                   --             --        21.41%
      All contract charges                         --         1,201           $  224,689           1.21%          --
AXA MID CAP VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $313.94            --                   --             --        10.87%
      Highest contract charge 0.00% Class B   $313.94            --                   --             --        10.87%
      All contract charges                         --            41           $   12,879           0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --                   --             --        33.07%
      Highest contract charge 0.00% Class B   $283.15            --                   --             --        33.07%
      All contract charges                         --            44           $   12,435           0.51%          --
2012  Lowest contract charge 0.00% Class B    $212.78            --                   --             --        18.63%
      Highest contract charge 0.00% Class B   $212.78            --                   --             --        18.63%
      All contract charges                         --            44           $    9,428           1.20%          --
2011  Lowest contract charge 0.00% Class B    $179.36            --                   --             --        (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                   --             --        (9.43)%
      All contract charges                         --            44           $    7,937           1.03%          --
2010  Lowest contract charge 0.00% Class B    $198.04            --                   --             --        22.46%
      Highest contract charge 0.90% Class B   $138.07            --                   --             --        21.41%
      All contract charges                         --            44           $    8,642           1.21%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $356.38            --                   --             --         3.03%
      Highest contract charge 0.90% Class A   $315.41            --                   --             --         2.10%
      All contract charges                         --         1,531           $  839,961           1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --                   --             --        13.11%
      Highest contract charge 0.90% Class A   $308.91            --                   --             --        12.09%
      All contract charges                         --         1,601           $  898,254           1.57%          --
2012  Lowest contract charge 0.00% Class A    $305.80            --                   --             --         8.80%
      Highest contract charge 0.90% Class A   $275.58            --                   --             --         7.82%
      All contract charges                         --         1,765           $  876,394           0.76%          --
2011  Lowest contract charge 0.00% Class A    $281.06            --                   --             --        (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                   --             --        (3.03)%
      All contract charges                         --         1,904           $  904,360           1.67%          --
2010  Lowest contract charge 0.00% Class A    $287.23            --                   --             --        10.18%
      Highest contract charge 0.90% Class A   $263.57            --                   --             --         9.19%
      All contract charges                         --         2,084           $1,030,819           2.31%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $175.47            --                   --             --         3.03%
      Highest contract charge 0.60% Class B   $163.12            --                   --             --         2.41%
      All contract charges                         --           929           $  157,713           1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --                   --             --        13.12%
      Highest contract charge 0.60% Class B   $159.28            --                   --             --        12.44%
      All contract charges                         --           942           $  155,415           1.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA MODERATE ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --              --         8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --              --         8.15%
      All contract charges                         --         1,012            $147,964            0.76%          --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --              --        (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --              --        (2.98)%
      All contract charges                         --         1,046            $140,565            1.67%          --
2010  Lowest contract charge 0.00% Class B    $  1.00            --                  --              --         1.00%
      Highest contract charge 0.90% Class B   $142.39            --                  --              --         8.92%
      All contract charges                         --         1,031            $142,138            2.31%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --              --         5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --              --         5.01%
      All contract charges                         --           492            $ 72,534            1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --              --        16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --              --        16.88%
      All contract charges                         --           385            $ 54,106            2.52%          --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --              --         9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --              --         9.84%
      All contract charges                         --           283            $ 34,045            0.85%          --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --              --        (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --              --        (3.33)%
      All contract charges                         --           183            $ 19,984            1.43%          --
2010  Lowest contract charge 0.00% Class B    $113.12            --                  --              --        10.87%
      Highest contract charge 0.00% Class B   $113.12            --                  --              --        10.87%
      All contract charges                         --            89            $ 10,098            1.88%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --              --         3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --              --         2.84%
      All contract charges                         --         1,235            $203,339            1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --              --        19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --              --        18.71%
      All contract charges                         --         1,261            $212,695            2.15%          --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --              --        11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --              --        10.52%
      All contract charges                         --         1,354            $192,933            0.79%          --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --              --        (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --              --        (5.58)%
      All contract charges                         --         1,493            $196,420            1.54%          --
2010  Lowest contract charge 0.00% Class A    $148.58            --                  --              --        11.83%
      Highest contract charge 0.90% Class A   $139.16            --                  --              --        10.82%
      All contract charges                         --         1,603            $226,810            1.93%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $192.26            --                  --              --         3.77%
      Highest contract charge 0.60% Class B   $179.67            --                  --              --         3.15%
      All contract charges                         --         1,245            $236,907            1.31%          --
2013  Lowest contract charge 0.00% Class B    $185.27            --                  --              --        19.79%
      Highest contract charge 0.60% Class B   $174.19            --                  --              --        19.07%
      All contract charges                         --         1,251            $229,433            2.15%          --
2012  Lowest contract charge 0.00% Class B    $154.67            --                  --              --        11.53%
      Highest contract charge 0.60% Class B   $146.29            --                  --              --        10.85%
      All contract charges                         --         1,212            $185,279            0.79%          --
2011  Lowest contract charge 0.00% Class B    $138.68            --                  --              --        (4.96)%
      Highest contract charge 0.60% Class B   $131.97            --                  --              --        (5.53)%
      All contract charges                         --         1,246            $170,658            1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2010  Lowest contract charge 0.00% Class B         $145.92            --                  --              --        11.55%
      Highest contract charge 0.90% Class B        $136.66            --                  --              --        10.55%
      All contract charges                              --         1,171            $168,831            1.93%          --
AXA/LOOMIS SAYLES GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A         $176.93            --                  --              --         7.81%
      Highest contract charge 0.90% Class A        $165.04            --                  --              --         6.85%
      All contract charges                              --            56            $  8,450            0.11%          --
2013  Lowest contract charge 0.00% Class A         $164.11            --                  --              --        27.25%
      Highest contract charge 0.90% Class A        $154.46            --                  --              --        26.10%
      All contract charges                              --            73            $  9,595            0.72%          --
2012  Lowest contract charge 0.00% Class A         $128.97            --                  --              --        12.59%
      Highest contract charge 0.90% Class A        $122.49            --                  --              --        11.57%
      All contract charges                              --           125            $ 13,964            0.85%          --
2011  Lowest contract charge 0.00% Class A         $114.55            --                  --              --         3.13%
      Highest contract charge 0.90% Class A        $109.79            --                  --              --         2.21%
      All contract charges                              --           141            $ 14,577            0.64%          --
2010  Lowest contract charge 0.00% Class A         $111.07            --                  --              --         8.49%
      Highest contract charge 0.90% Class A        $107.42            --                  --              --         7.52%
      All contract charges                              --           168            $ 16,667            0.89%          --
AXA/LOOMIS SAYLES GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B         $216.08            --                  --              --         7.82%
      Highest contract charge 0.60% Class B        $167.00            --                  --              --         7.17%
      All contract charges                              --            76            $ 15,333            0.11%          --
2013  Lowest contract charge 0.00% Class B         $200.41            --                  --              --        27.27%
      Highest contract charge 0.60% Class B        $155.82            --                  --              --        26.51%
      All contract charges                              --            79            $ 14,763            0.72%          --
2012  Lowest contract charge 0.00% Class B         $157.47            --                  --              --        12.58%
      Highest contract charge 0.60% Class B        $123.17            --                  --              --        11.90%
      All contract charges                              --            78            $ 11,399            0.85%          --
2011  Lowest contract charge 0.00% Class B         $139.87            --                  --              --         2.88%
      Highest contract charge 0.60% Class B        $110.07            --                  --              --         2.26%
      All contract charges                              --            80            $ 10,390            0.64%          --
2010  Lowest contract charge 0.00% Class B         $135.96            --                  --              --         8.22%
      Highest contract charge 0.90% Class B        $106.44            --                  --              --         7.24%
      All contract charges                              --            87            $ 10,858            0.89%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class III       $131.91            --                  --              --         1.93%
      Highest contract charge 0.00% Class III      $131.91            --                  --              --         1.93%
      All contract charges                              --           200            $  9,833            2.50%          --
2013  Lowest contract charge 0.00% Class III       $129.41            --                  --              --        14.42%
      Highest contract charge 0.00% Class III      $129.41            --                  --              --        14.42%
      All contract charges                              --           149            $  7,005            1.07%          --
2012  Lowest contract charge 0.00% Class III       $113.10            --                  --              --         9.97%
      Highest contract charge 0.00% Class III      $113.10            --                  --              --         9.97%
      All contract charges                              --            93            $  6,025            1.27%          --
2011  Lowest contract charge 0.00% Class III       $102.85            --                  --              --        (3.64)%
      Highest contract charge 0.00% Class III      $102.85            --                  --              --        (3.64)%
      All contract charges                              --            94            $  6,986            4.38%          --
2010  Lowest contract charge 0.00% Class III(a)    $106.74            --                  --              --        15.08%
      Highest contract charge 0.00% Class III(a)   $106.74            --                  --              --        15.08%
      All contract charges                              --            17            $  1,392            5.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
CHARTER/SM/ MULTI-SECTOR BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $229.33           --                   --              --         2.39%
      Highest contract charge 0.90% Class A   $228.33           --                   --              --         1.46%
      All contract charges                         --          286             $ 77,439            2.51%          --
2013  Lowest contract charge 0.00% Class A    $223.98           --                   --              --        (1.01)%
      Highest contract charge 0.90% Class A   $225.04           --                   --              --        (1.90)%
      All contract charges                         --          306             $ 82,633            3.46%          --
2012  Lowest contract charge 0.00% Class A    $226.26           --                   --              --         5.33%
      Highest contract charge 0.90% Class A   $229.40           --                   --              --         4.38%
      All contract charges                         --          317             $ 91,216            2.25%          --
2011  Lowest contract charge 0.00% Class A    $214.82           --                   --              --         5.33%
      Highest contract charge 0.90% Class A   $219.78           --                   --              --         4.39%
      All contract charges                         --          335             $ 94,119            2.13%          --
2010  Lowest contract charge 0.00% Class A    $203.94           --                   --              --         6.89%
      Highest contract charge 0.90% Class A   $210.54           --                   --              --         5.93%
      All contract charges                         --          413             $108,715            2.75%          --
CHARTER/SM/ MULTI-SECTOR BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $138.72           --                   --              --         2.38%
      Highest contract charge 0.60% Class B   $109.03           --                   --              --         1.77%
      All contract charges                         --          145             $ 16,903            2.51%          --
2013  Lowest contract charge 0.00% Class B    $135.49           --                   --              --        (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --                   --              --        (1.46)%
      All contract charges                         --          149             $ 16,905            3.46%          --
2012  Lowest contract charge 0.00% Class B    $136.68           --                   --              --         5.32%
      Highest contract charge 0.60% Class B   $108.72           --                   --              --         4.69%
      All contract charges                         --          153             $ 17,509            2.25%          --
2011  Lowest contract charge 0.00% Class B    $129.77           --                   --              --         5.08%
      Highest contract charge 0.60% Class B   $103.85           --                   --              --         4.45%
      All contract charges                         --          160             $ 17,351            3.87%          --
2010  Lowest contract charge 0.00% Class B    $123.50           --                   --              --         6.63%
      Highest contract charge 0.90% Class B   $ 95.76           --                   --              --         5.67%
      All contract charges                         --          171             $ 17,687            2.75%          --
CHARTER/SM/ SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $189.66           --                   --              --        (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --                   --              --        (3.49)%
      All contract charges                         --           73             $ 12,004            0.00%          --
2013  Lowest contract charge 0.00% Class B    $194.74           --                   --              --        47.78%
      Highest contract charge 0.90% Class B   $125.08           --                   --              --        46.45%
      All contract charges                         --           82             $ 13,549            0.00%          --
2012  Lowest contract charge 0.00% Class B    $131.78           --                   --              --        11.38%
      Highest contract charge 0.90% Class B   $ 85.41           --                   --              --        10.38%
      All contract charges                         --           69             $  7,825            0.00%          --
2011  Lowest contract charge 0.00% Class B    $118.32           --                   --              --       (15.68)%
      Highest contract charge 0.90% Class B   $ 77.38           --                   --              --       (16.45)%
      All contract charges                         --           68             $  7,065              --           --
2010  Lowest contract charge 0.00% Class B    $140.33           --                   --              --        27.65%
      Highest contract charge 0.90% Class B   $ 92.61           --                   --              --        26.51%
      All contract charges                         --           70             $  8,519              --           --
CHARTER/SM/ SMALL CAP VALUE
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $278.12           --                   --              --        (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --                   --              --        (5.69)%
      All contract charges                         --           51             $ 14,155            0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $293.14           --                   --              --        42.77%
      Highest contract charge 0.60% Class A   $275.62           --                   --              --        41.91%
      All contract charges                         --           56             $ 16,244            0.55%          --
2012  Lowest contract charge 0.00% Class A    $205.33           --                   --              --        16.77%
      Highest contract charge 0.60% Class A   $194.22           --                   --              --        16.07%
      All contract charges                         --           61             $ 12,385            0.59%          --
2011  Lowest contract charge 0.00% Class A    $175.84           --                   --              --        (8.79)%
      Highest contract charge 0.60% Class A   $167.33           --                   --              --        (9.34)%
      All contract charges                         --           65             $ 11,397            0.16%          --
2010  Lowest contract charge 0.00% Class A    $192.78           --                   --              --        24.82%
      Highest contract charge 0.60% Class A   $184.56           --                   --              --        24.07%
      All contract charges                         --           70             $ 13,507            0.26%          --
CHARTER/SM/ SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $291.75           --                   --              --        (5.11)%
      Highest contract charge 0.90% Class B   $253.33           --                   --              --        (5.96)%
      All contract charges                         --           65             $ 17,745            0.17%          --
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --              --        42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --              --        41.44%
      All contract charges                         --           69             $ 20,126            0.55%          --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --              --        16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --              --        15.72%
      All contract charges                         --           73             $ 14,727            0.59%          --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --              --        (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --              --        (9.83)%
      All contract charges                         --           80             $ 13,785            0.16%          --
2010  Lowest contract charge 0.00% Class B    $202.76           --                   --              --        24.50%
      Highest contract charge 0.90% Class B   $182.54           --                   --              --        23.39%
      All contract charges                         --           94             $ 17,887            0.26%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $412.00           --                   --              --         3.57%
      Highest contract charge 0.90% Class A   $351.16           --                   --              --         2.64%
      All contract charges                         --          422             $144,210            0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78           --                   --              --        38.17%
      Highest contract charge 0.90% Class A   $342.12           --                   --              --        36.92%
      All contract charges                         --          438             $148,878            0.05%          --
2012  Lowest contract charge 0.00% Class A    $287.89           --                   --              --        15.59%
      Highest contract charge 0.90% Class A   $249.86           --                   --              --        14.55%
      All contract charges                         --          481             $123,156            0.21%          --
2011  Lowest contract charge 0.00% Class A    $249.07           --                   --              --        (0.40)%
      Highest contract charge 0.90% Class A   $218.13           --                   --              --        (1.29)%
      All contract charges                         --          584             $134,094              --           --
2010  Lowest contract charge 0.00% Class A    $250.06           --                   --              --        33.58%
      Highest contract charge 0.90% Class A   $220.99           --                   --              --        32.38%
      All contract charges                         --          629             $146,763            0.04%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $338.19           --                   --              --         3.57%
      Highest contract charge 0.60% Class B   $274.53           --                   --              --         2.96%
      All contract charges                         --          236             $ 66,544            0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52           --                   --              --        38.17%
      Highest contract charge 0.60% Class B   $266.65           --                   --              --        37.35%
      All contract charges                         --          249             $ 67,968            0.05%          --
2012  Lowest contract charge 0.00% Class B    $236.31           --                   --              --        15.59%
      Highest contract charge 0.60% Class B   $194.14           --                   --              --        14.89%
      All contract charges                         --          270             $ 53,496            0.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2011     Lowest contract charge 0.00% Class B       $204.44           --                   --              --        (0.65)%
         Highest contract charge 0.60% Class B      $168.98           --                   --              --        (1.24)%
         All contract charges                            --          294             $ 50,570              --           --
2010     Lowest contract charge 0.00% Class B       $205.77           --                   --              --        33.25%
         Highest contract charge 0.90% Class B      $164.79           --                   --              --        32.05%
         All contract charges                            --          320             $ 55,480            0.04%          --
EQ/BLACKROCK BASIC VALUE EQUITY
         Unit Value 0.00% to 0.60%*
2014     Lowest contract charge 0.00% Class A       $327.32           --                   --              --         9.71%
         Highest contract charge 0.60% Class A      $305.92           --                   --              --         9.05%
         All contract charges                            --          227             $ 40,401            1.07%          --
2013     Lowest contract charge 0.00% Class A       $298.36           --                   --              --        37.75%
         Highest contract charge 0.60% Class A      $280.54           --                   --              --        36.92%
         All contract charges                            --          210             $ 38,163            1.61%          --
2012     Lowest contract charge 0.00% Class A       $216.60           --                   --              --        13.64%
         Highest contract charge 0.60% Class A      $204.89           --                   --              --        12.95%
         All contract charges                            --          204             $ 29,351            1.45%          --
2011     Lowest contract charge 0.00% Class A       $190.61           --                   --              --        (2.86)%
         Highest contract charge 0.60% Class A      $181.40           --                   --              --        (3.44)%
         All contract charges                            --          203             $ 27,534            1.27%          --
2010     Lowest contract charge 0.00% Class A       $196.23           --                   --              --        12.56%
         Highest contract charge 0.60% Class A      $187.87           --                   --              --        11.89%
         All contract charges                            --          193             $ 28,298            1.38%          --
EQ/BLACKROCK BASIC VALUE EQUITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B       $430.79           --                   --              --         9.70%
         Highest contract charge 0.90% Class B      $367.20           --                   --              --         8.72%
         All contract charges                            --          463             $179,873            1.07%          --
2013     Lowest contract charge 0.00% Class B       $392.69           --                   --              --        37.73%
         Highest contract charge 0.90% Class B      $337.76           --                   --              --        36.49%
         All contract charges                            --          485             $172,038            1.61%          --
2012     Lowest contract charge 0.00% Class B       $285.11           --                   --              --        13.63%
         Highest contract charge 0.90% Class B      $247.46           --                   --              --        12.61%
         All contract charges                            --          514             $132,813            1.45%          --
2011     Lowest contract charge 0.00% Class B       $250.90           --                   --              --        (3.10)%
         Highest contract charge 0.90% Class B      $219.75           --                   --              --        (3.98)%
         All contract charges                            --          604             $138,637            1.27%          --
2010     Lowest contract charge 0.00% Class B       $258.94           --                   --              --        12.28%
         Highest contract charge 0.90% Class B      $228.85           --                   --              --        11.27%
         All contract charges                            --          676             $160,888            1.38%          --
EQ/BOSTON ADVISORS EQUITY INCOME
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class A       $145.82           --                   --              --         8.67%
         Highest contract charge 0.90% Class A      $136.02           --                   --              --         7.70%
         All contract charges                            --           37             $  5,222            1.56%          --
2013     Lowest contract charge 0.00% Class A       $134.19           --                   --              --        31.75%
         Highest contract charge 0.90% Class A      $126.30           --                   --              --        30.56%
         All contract charges                            --           45             $  5,916            1.94%          --
2012     Lowest contract charge 0.00% Class A       $101.85           --                   --              --        17.73%
         Highest contract charge 0.90% Class A      $ 96.74           --                   --              --        16.68%
         All contract charges                            --           56             $  5,501            2.23%          --
2011     Lowest contract charge 0.00% Class A       $ 86.51           --                   --              --        (0.15)%
         Highest contract charge 0.90% Class A      $ 82.91           --                   --              --        (1.05)%
         All contract charges                            --           50             $  4,192            2.15%          --
2010     Lowest contract charge 0.00% Class A       $ 86.64           --                   --              --        15.99%
         Highest contract charge 0.90% Class A      $ 83.79           --                   --              --        14.95%
         All contract charges                            --           51             $  4,358            2.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $200.93          --                    --              --         8.67%
      Highest contract charge 0.60% Class B   $137.59          --                    --              --         8.02%
      All contract charges                         --          82               $15,156            1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90          --                    --              --        31.75%
      Highest contract charge 0.60% Class B   $127.38          --                    --              --        30.97%
      All contract charges                         --          82               $13,916            1.94%          --
2012  Lowest contract charge 0.00% Class B    $140.34          --                    --              --        17.73%
      Highest contract charge 0.60% Class B   $ 97.26          --                    --              --        17.03%
      All contract charges                         --          84               $11,002            2.23%          --
2011  Lowest contract charge 0.00% Class B    $119.20          --                    --              --        (0.39)%
      Highest contract charge 0.60% Class B   $ 83.11          --                    --              --        (0.99)%
      All contract charges                         --          70               $ 7,794            2.15%          --
2010  Lowest contract charge 0.00% Class B    $119.67          --                    --              --        15.70%
      Highest contract charge 0.90% Class B   $ 83.01          --                    --              --        14.66%
      All contract charges                         --          63               $ 7,040            2.54%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00%*
2014  Lowest contract charge 0.00% Class A    $257.71          --                    --              --        13.61%
      Highest contract charge 0.00% Class A   $257.71          --                    --              --        13.61%
      All contract charges                         --           1               $   177            0.84%          --
2013  Lowest contract charge 0.00% Class A    $226.84          --                    --              --        34.33%
      Highest contract charge 0.00% Class A   $226.84          --                    --              --        34.33%
      All contract charges                         --           1               $   164            0.78%          --
2012  Lowest contract charge 0.00% Class A    $168.87          --                    --              --        16.74%
      Highest contract charge 0.00% Class A   $168.87          --                    --              --        16.74%
      All contract charges                         --           1               $   102            1.03%          --
2011  Lowest contract charge 0.00% Class A    $144.65          --                    --              --         0.52%
      Highest contract charge 0.00% Class A   $144.65          --                    --              --         0.52%
      All contract charges                         --          --               $    61            0.42%          --
2010  Lowest contract charge 0.00% Class A    $143.90          --                    --              --        12.81%
      Highest contract charge 0.00% Class A   $143.90          --                    --              --        12.81%
      All contract charges                         --          --               $    50            0.05%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.80%*
2014  Lowest contract charge 0.00% Class B    $161.44          --                    --              --        13.61%
      Highest contract charge 0.80% Class B   $142.67          --                    --              --        12.70%
      All contract charges                         --           9               $ 1,403            0.84%          --
2013  Lowest contract charge 0.00% Class B    $142.10          --                    --              --        34.33%
      Highest contract charge 0.80% Class B   $126.59          --                    --              --        33.25%
      All contract charges                         --           7               $ 1,016            0.78%          --
2012  Lowest contract charge 0.00% Class B    $105.78          --                    --              --        16.73%
      Highest contract charge 0.80% Class B   $ 95.00          --                    --              --        15.81%
      All contract charges                         --           8               $   826            1.03%          --
2011  Lowest contract charge 0.00% Class B    $ 90.62          --                    --              --         0.28%
      Highest contract charge 0.90% Class B   $ 81.02          --                    --              --        (0.63)%
      All contract charges                         --           7               $   609            0.42%          --
2010  Lowest contract charge 0.00% Class B    $ 90.37          --                    --              --        12.52%
      Highest contract charge 0.90% Class B   $ 81.53          --                    --              --        11.51%
      All contract charges                         --           7               $   600            0.05%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $319.92          --                    --              --        10.51%
      Highest contract charge 0.60% Class A   $204.19          --                    --              --         9.85%
      All contract charges                         --          62               $15,531            0.70%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --             --        31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --             --        31.00%
      All contract charges                         --            68           $   15,218           1.47%          --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --             --        17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --             --        16.70%
      All contract charges                         --            66           $   11,802           0.90%          --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --             --         4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --             --         3.64%
      All contract charges                         --            65           $   10,218           0.74%          --
2010  Lowest contract charge 0.00% Class A    $179.45            --                   --             --        16.09%
      Highest contract charge 0.60% Class A   $117.32            --                   --             --        15.39%
      All contract charges                         --            68           $   10,397           0.76%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --             --        10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --             --         9.52%
      All contract charges                         --           419           $   93,222           0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --             --        31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --             --        30.58%
      All contract charges                         --           468           $   94,736           1.47%          --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --             --        17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --             --        16.34%
      All contract charges                         --           496           $   76,677           0.90%          --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --             --         4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --             --         3.07%
      All contract charges                         --           548           $   72,714           0.74%          --
2010  Lowest contract charge 0.00% Class B    $136.67            --                   --             --        15.80%
      Highest contract charge 0.90% Class B   $123.35            --                   --             --        14.76%
      All contract charges                         --           645           $   82,860           0.76%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --             --        12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --             --        11.05%
      All contract charges                         --         1,467           $1,441,799           1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --             --        32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --             --        31.28%
      All contract charges                         --         1,573           $1,403,125           1.29%          --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --             --        15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --             --        14.55%
      All contract charges                         --         1,722           $1,173,665           1.55%          --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --             --         0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --             --        (0.13)%
      All contract charges                         --         1,883           $1,134,175           1.45%          --
2010  Lowest contract charge 0.00% Class A    $309.36            --                   --             --        16.16%
      Highest contract charge 0.90% Class A   $335.41            --                   --             --        15.11%
      All contract charges                         --         2,104           $1,268,082           1.50%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --             --        12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --             --        11.38%
      All contract charges                         --         1,060           $  191,161           1.24%          --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --             --        32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --             --        31.67%
      All contract charges                         --         1,115           $  180,697           1.29%          --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --             --        15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --             --        14.90%
      All contract charges                         --         1,185           $  146,090           1.55%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                  --              --         0.54%
      Highest contract charge 0.60% Class B   $108.76            --                  --              --        (0.06)%
      All contract charges                         --         1,270            $136,452            1.45%          --
2010  Lowest contract charge 0.00% Class B    $ 96.85            --                  --              --        15.87%
      Highest contract charge 0.90% Class B   $104.82            --                  --              --        14.83%
      All contract charges                         --         1,377            $148,154            1.50%          --
EQ/CORE BOND INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $132.93            --                  --              --         2.41%
      Highest contract charge 0.90% Class A   $123.45            --                  --              --         1.50%
      All contract charges                         --           219            $ 30,635            1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --                  --              --        (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --                  --              --        (2.48)%
      All contract charges                         --           231            $ 31,506            1.17%          --
2012  Lowest contract charge 0.00% Class A    $131.89            --                  --              --         3.16%
      Highest contract charge 0.90% Class A   $124.72            --                  --              --         2.23%
      All contract charges                         --           250            $ 34,953            1.45%          --
2011  Lowest contract charge 0.00% Class A    $127.85            --                  --              --         5.06%
      Highest contract charge 0.90% Class A   $122.00            --                  --              --         4.12%
      All contract charges                         --           260            $ 35,436            2.03%          --
2010  Lowest contract charge 0.00% Class A    $121.69            --                  --              --         6.04%
      Highest contract charge 0.90% Class A   $117.17            --                  --              --         5.09%
      All contract charges                         --           281            $ 36,552            2.41%          --
EQ/CORE BOND INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $138.11            --                  --              --         2.41%
      Highest contract charge 0.60% Class B   $156.60            --                  --              --         1.80%
      All contract charges                         --           151            $ 22,367            1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --                  --              --        (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --                  --              --        (2.18)%
      All contract charges                         --           150            $ 21,831            1.17%          --
2012  Lowest contract charge 0.00% Class B    $137.04            --                  --              --         3.16%
      Highest contract charge 0.60% Class B   $157.26            --                  --              --         2.54%
      All contract charges                         --           135            $ 20,043            1.45%          --
2011  Lowest contract charge 0.00% Class B    $132.84            --                  --              --         4.80%
      Highest contract charge 0.60% Class B   $153.36            --                  --              --         4.17%
      All contract charges                         --           129            $ 18,727            2.03%          --
2010  Lowest contract charge 0.00% Class B    $126.76            --                  --              --         5.78%
      Highest contract charge 0.90% Class B   $141.79            --                  --              --         4.83%
      All contract charges                         --           134            $ 18,791            2.41%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $602.94            --                  --              --        12.98%
      Highest contract charge 0.90% Class A   $504.66            --                  --              --        11.96%
      All contract charges                         --         1,320            $556,228            1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --                  --              --        31.51%
      Highest contract charge 0.90% Class A   $450.76            --                  --              --        30.33%
      All contract charges                         --         1,173            $536,839            1.48%          --
2012  Lowest contract charge 0.00% Class A    $405.81            --                  --              --        15.23%
      Highest contract charge 0.90% Class A   $345.86            --                  --              --        14.19%
      All contract charges                         --         1,232            $439,198            1.70%          --
2011  Lowest contract charge 0.00% Class A    $352.17            --                  --              --         1.77%
      Highest contract charge 0.90% Class A   $302.87            --                  --              --         0.85%
      All contract charges                         --         1,247            $396,873            1.66%          --
2010  Lowest contract charge 0.00% Class A    $346.06            --                  --              --        14.67%
      Highest contract charge 0.90% Class A   $300.32            --                  --              --        13.63%
      All contract charges                         --         1,432            $460,626            1.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $182.51            --                  --              --        12.97%
      Highest contract charge 0.60% Class B   $171.67            --                  --              --        12.30%
      All contract charges                         --         1,056            $186,511            1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --              --        31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --              --        30.73%
      All contract charges                         --         1,016            $158,969            1.48%          --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --              --        15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --              --        14.53%
      All contract charges                         --           977            $116,149            1.70%          --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --              --         1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --              --         0.91%
      All contract charges                         --           977            $100,915            1.66%          --
2010  Lowest contract charge 0.00% Class B    $105.01            --                  --              --        14.38%
      Highest contract charge 0.90% Class B   $112.13            --                  --              --        13.35%
      All contract charges                         --         1,034            $105,553            1.63%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --              --         1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --              --         1.64%
      All contract charges                         --            17            $    633            0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --              --        10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --              --        10.98%
      All contract charges                         --            16            $    849            0.42%          --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --              --         5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --              --         5.25%
      All contract charges                         --             9            $    561            0.00%          --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --              --         1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --              --         1.60%
      All contract charges                         --             9            $    922            0.22%          --
2010  Lowest contract charge 0.00% Class A    $105.35            --                  --              --         9.46%
      Highest contract charge 0.00% Class A   $105.35            --                  --              --         9.46%
      All contract charges                         --             2            $    222              --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --              --         1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --              --         0.73%
      All contract charges                         --            96            $ 13,401            0.00%          --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --              --        10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --              --         9.99%
      All contract charges                         --            86            $ 11,645            0.42%          --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --              --         5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --              --         4.29%
      All contract charges                         --            96            $ 11,453            0.00%          --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --              --         1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --              --         0.44%
      All contract charges                         --           101            $ 11,469            0.22%          --
2010  Lowest contract charge 0.00% Class B    $135.51            --                  --              --         9.62%
      Highest contract charge 0.90% Class B   $105.08            --                  --              --         8.64%
      All contract charges                         --            86            $  9,576              --           --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --              --         3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --              --         3.07%
      All contract charges                         --           105            $  4,528            0.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class A       $180.09           --                   --              --        39.12%
      Highest contract charge 0.00% Class A      $180.09           --                   --              --        39.12%
      All contract charges                            --           63             $  3,445            0.28%          --
2012  Lowest contract charge 0.00% Class A       $129.45           --                   --              --        17.84%
      Highest contract charge 0.00% Class A      $129.45           --                   --              --        17.84%
      All contract charges                            --           32             $  1,742            1.26%          --
2011  Lowest contract charge 0.00% Class A       $109.85           --                   --              --        (3.25)%
      Highest contract charge 0.00% Class A      $109.85           --                   --              --        (3.25)%
      All contract charges                            --           46             $  3,385            0.08%          --
2010  Lowest contract charge 0.00% Class A(a)    $113.54           --                   --              --        28.64%
      Highest contract charge 0.00% Class A(a)   $113.54           --                   --              --        28.64%
      All contract charges                            --           20             $  1,661            0.43%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $326.46           --                   --              --         3.07%
      Highest contract charge 0.90% Class B      $198.90           --                   --              --         2.14%
      All contract charges                            --          591             $151,989            0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                   --              --        39.11%
      Highest contract charge 0.90% Class B      $194.73           --                   --              --        37.86%
      All contract charges                            --          613             $150,594            0.28%          --
2012  Lowest contract charge 0.00% Class B       $227.69           --                   --              --        17.85%
      Highest contract charge 0.90% Class B      $141.25           --                   --              --        16.78%
      All contract charges                            --          586             $103,111            1.26%          --
2011  Lowest contract charge 0.00% Class B       $193.20           --                   --              --        (3.49)%
      Highest contract charge 0.90% Class B      $120.95           --                   --              --        (4.36)%
      All contract charges                            --          589             $ 86,433            0.08%          --
2010  Lowest contract charge 0.00% Class B       $200.19           --                   --              --        32.64%
      Highest contract charge 0.90% Class B      $126.46           --                   --              --        31.45%
      All contract charges                            --          629             $ 93,432            0.43%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A       $142.62           --                   --              --         0.88%
      Highest contract charge 0.90% Class A      $124.58           --                   --              --        (0.02)%
      All contract charges                            --          100             $ 11,375            0.67%          --
2013  Lowest contract charge 0.00% Class A       $141.37           --                   --              --        (2.56)%
      Highest contract charge 0.90% Class A      $124.61           --                   --              --        (3.44)%
      All contract charges                            --          103             $ 12,060            0.01%          --
2012  Lowest contract charge 0.00% Class A       $145.08           --                   --              --         3.76%
      Highest contract charge 0.90% Class A      $129.05           --                   --              --         2.83%
      All contract charges                            --          114             $ 14,379            1.45%          --
2011  Lowest contract charge 0.00% Class A       $139.82           --                   --              --         4.63%
      Highest contract charge 0.90% Class A      $125.50           --                   --              --         3.69%
      All contract charges                            --          117             $ 15,161            2.50%          --
2010  Lowest contract charge 0.00% Class A       $133.63           --                   --              --         6.55%
      Highest contract charge 0.90% Class A      $121.03           --                   --              --         5.59%
      All contract charges                            --          191             $ 24,582            2.75%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B       $135.92           --                   --              --         0.89%
      Highest contract charge 0.60% Class B      $126.02           --                   --              --         0.29%
      All contract charges                            --           67             $  8,941            0.67%          --
2013  Lowest contract charge 0.00% Class B       $134.72           --                   --              --        (2.51)%
      Highest contract charge 0.60% Class B      $125.66           --                   --              --        (3.10)%
      All contract charges                            --           68             $  8,897            0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $138.19            --                  --              --         3.72%
      Highest contract charge 0.60% Class B   $129.68            --                  --              --         3.10%
      All contract charges                         --            65            $  8,798            1.45%          --
2011  Lowest contract charge 0.00% Class B    $133.23            --                  --              --         4.40%
      Highest contract charge 0.60% Class B   $125.78            --                  --              --         3.77%
      All contract charges                         --            65            $  8,465            2.50%          --
2010  Lowest contract charge 0.00% Class B    $127.62            --                  --              --         6.31%
      Highest contract charge 0.90% Class B   $119.86            --                  --              --         5.35%
      All contract charges                         --            70            $  8,651            2.75%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $232.88            --                  --              --         1.53%
      Highest contract charge 0.90% Class A   $202.94            --                  --              --         0.62%
      All contract charges                         --           318            $ 65,987            0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --              --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --              --        (2.53)%
      All contract charges                         --           320            $ 68,033            0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --              --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --              --         0.06%
      All contract charges                         --           338            $ 72,995            0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --              --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --              --         4.61%
      All contract charges                         --           338            $ 77,711            0.57%          --
2010  Lowest contract charge 0.00% Class A    $218.78            --                  --              --         4.48%
      Highest contract charge 0.90% Class A   $197.67            --                  --              --         3.54%
      All contract charges                         --           354            $ 79,719            1.28%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --              --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --              --         0.93%
      All contract charges                         --           125            $ 19,156            0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --              --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --              --        (2.24)%
      All contract charges                         --           136            $ 20,907            0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --              --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --              --         0.37%
      All contract charges                         --           141            $ 21,902            0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --              --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --              --         4.67%
      All contract charges                         --           147            $ 22,715            0.57%          --
2010  Lowest contract charge 0.00% Class B    $157.49            --                  --              --         4.22%
      Highest contract charge 0.90% Class B   $144.85            --                  --              --         3.28%
      All contract charges                         --           169            $ 24,989            1.28%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --              --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --              --        (7.74)%
      All contract charges                         --         1,507            $254,494            2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --              --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --              --        20.38%
      All contract charges                         --         1,613            $295,783            2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --              --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --              --        15.22%
      All contract charges                         --         1,765            $269,148            2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --              --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --              --       (12.77)%
      All contract charges                         --         2,078            $275,646            2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $164.85            --                  --              --         5.48%
      Highest contract charge 0.90% Class A   $142.97            --                  --              --         4.53%
      All contract charges                         --         2,357            $357,450            2.44%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --              --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --              --        (7.74)%
      All contract charges                         --           414            $ 52,708            2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --              --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --              --        20.38%
      All contract charges                         --           414            $ 56,742            2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --              --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --              --        15.22%
      All contract charges                         --           424            $ 47,958            2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --              --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --              --       (12.98)%
      All contract charges                         --           446            $ 43,556            2.92%          --
2010  Lowest contract charge 0.00% Class B    $112.82            --                  --              --         5.21%
      Highest contract charge 0.90% Class B   $105.51            --                  --              --         4.27%
      All contract charges                         --           482            $ 53,934            2.44%          --
EQ/INVESCO COMSTOCK(F)
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --              --         8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --              --         7.94%
      All contract charges                         --           101            $ 13,086            1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --              --        35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --              --        33.87%
      All contract charges                         --            37            $  4,854            4.83%          --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --              --        18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --              --        17.36%
      All contract charges                         --            28            $  2,765            1.26%          --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --              --        (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --              --        (2.62)%
      All contract charges                         --            30            $  2,522            1.50%          --
2010  Lowest contract charge 0.00% Class A    $ 86.88            --                  --              --        15.50%
      Highest contract charge 0.90% Class A   $ 84.02            --                  --              --        14.46%
      All contract charges                         --            19            $  1,627            1.50%          --
EQ/INVESCO COMSTOCK(F)
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --              --         8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --              --         8.26%
      All contract charges                         --            69            $ 12,100            1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --              --        35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --              --        34.22%
      All contract charges                         --            34            $  5,480            4.83%          --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --              --        18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --              --        17.72%
      All contract charges                         --            26            $  3,084            1.26%          --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --              --        (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --              --        (2.58)%
      All contract charges                         --            28            $  2,896            1.50%          --
2010  Lowest contract charge 0.00% Class B    $110.93            --                  --              --        15.21%
      Highest contract charge 0.90% Class B   $ 83.24            --                  --              --        14.18%
      All contract charges                         --            24            $  2,573            1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $296.27           --                   --              --        14.37%
      Highest contract charge 0.00% Class A   $296.27           --                   --              --        14.37%
      All contract charges                         --           21             $  1,687            1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --                   --              --        35.80%
      Highest contract charge 0.00% Class A   $259.04           --                   --              --        35.80%
      All contract charges                         --           14             $  1,248            2.02%          --
2012  Lowest contract charge 0.00% Class A    $190.75           --                   --              --        16.06%
      Highest contract charge 0.00% Class A   $190.75           --                   --              --        16.06%
      All contract charges                         --           11             $  1,238            0.94%          --
2011  Lowest contract charge 0.00% Class A    $164.36           --                   --              --        (4.99)%
      Highest contract charge 0.00% Class A   $164.36           --                   --              --        (4.99)%
      All contract charges                         --           11             $  1,436            1.04%          --
2010  Lowest contract charge 0.00% Class A    $173.00           --                   --              --        12.61%
      Highest contract charge 0.00% Class A   $173.00           --                   --              --        12.61%
      All contract charges                         --           12             $  1,834            1.26%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $276.74           --                   --              --        14.38%
      Highest contract charge 0.90% Class B   $235.89           --                   --              --        13.35%
      All contract charges                         --          124             $ 30,663            1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                   --              --        35.78%
      Highest contract charge 0.90% Class B   $208.11           --                   --              --        34.57%
      All contract charges                         --          127             $ 27,606            2.02%          --
2012  Lowest contract charge 0.00% Class B    $178.19           --                   --              --        16.05%
      Highest contract charge 0.90% Class B   $154.65           --                   --              --        15.00%
      All contract charges                         --          131             $ 21,061            0.94%          --
2011  Lowest contract charge 0.00% Class B    $153.55           --                   --              --        (5.23)%
      Highest contract charge 0.90% Class B   $134.48           --                   --              --        (6.08)%
      All contract charges                         --          150             $ 20,928            1.04%          --
2010  Lowest contract charge 0.00% Class B    $162.02           --                   --              --        12.32%
      Highest contract charge 0.90% Class B   $143.18           --                   --              --        11.31%
      All contract charges                         --          178             $ 26,348            1.26%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $313.85           --                   --              --        12.24%
      Highest contract charge 0.60% Class A   $211.51           --                   --              --        11.57%
      All contract charges                         --           67             $ 15,886            0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                   --              --        32.50%
      Highest contract charge 0.60% Class A   $189.58           --                   --              --        31.70%
      All contract charges                         --           66             $ 14,826            0.96%          --
2012  Lowest contract charge 0.00% Class A    $211.04           --                   --              --        14.73%
      Highest contract charge 0.60% Class A   $143.95           --                   --              --        14.04%
      All contract charges                         --           65             $ 11,617            1.19%          --
2011  Lowest contract charge 0.00% Class A    $183.95           --                   --              --         2.61%
      Highest contract charge 0.60% Class A   $126.23           --                   --              --         2.00%
      All contract charges                         --           60             $ 10,327            0.91%          --
2010  Lowest contract charge 0.00% Class A    $179.27           --                   --              --        16.24%
      Highest contract charge 0.60% Class A   $123.76           --                   --              --        15.54%
      All contract charges                         --           58             $  9,763            0.99%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $156.17           --                   --              --        12.24%
      Highest contract charge 0.90% Class B   $135.65           --                   --              --        11.22%
      All contract charges                         --          805             $115,779            0.91%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --              --        32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --              --        31.30%
      All contract charges                         --           883            $113,856            0.96%          --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --              --        14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --              --        13.70%
      All contract charges                         --           967            $ 94,644            1.19%          --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --              --         2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --              --         1.43%
      All contract charges                         --         1,040            $ 89,012            0.91%          --
2010  Lowest contract charge 0.00% Class B    $ 89.44            --                  --              --        15.95%
      Highest contract charge 0.90% Class B   $ 80.55            --                  --              --        14.91%
      All contract charges                         --         1,144            $ 96,359            0.99%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --              --        12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --              --        11.61%
      All contract charges                         --           112            $ 10,362            1.62%          --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --              --        31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --              --        30.40%
      All contract charges                         --           101            $  8,239            1.56%          --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --              --        16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --              --        15.55%
      All contract charges                         --           104            $  6,437            1.95%          --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --              --        (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --              --        (0.98)%
      All contract charges                         --           110            $  5,896            2.12%          --
2010  Lowest contract charge 0.00% Class A    $ 54.93            --                  --              --        14.89%
      Highest contract charge 0.90% Class A   $ 53.12            --                  --              --        13.86%
      All contract charges                         --            53            $  2,883            1.78%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $109.25            --                  --              --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50            --                  --              --        11.96%
      All contract charges                         --            84            $  8,774            1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00            --                  --              --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94            --                  --              --        30.79%
      All contract charges                         --            76            $  6,961            1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72            --                  --              --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12            --                  --              --        15.89%
      All contract charges                         --            67            $  4,746            1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23            --                  --              --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74            --                  --              --        (0.92)%
      All contract charges                         --            67            $  3,980            2.12%          --
2010  Lowest contract charge 0.00% Class B    $ 63.43            --                  --              --        14.62%
      Highest contract charge 0.90% Class B   $ 52.64            --                  --              --        13.59%
      All contract charges                         --            33            $  1,952            1.78%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $184.13            --                  --              --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63            --                  --              --        (5.86)%
      All contract charges                         --           287            $ 37,394            0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84            --                  --              --        13.65%
      Highest contract charge 0.90% Class B   $114.33            --                  --              --        12.63%
      All contract charges                         --           291            $ 39,189            0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56            --                  --              --        19.70%
      Highest contract charge 0.90% Class B   $101.51            --                  --              --        18.61%
      All contract charges                         --           285            $ 33,109            1.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $142.49            --                  --              --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58            --                  --              --       (11.52)%
      All contract charges                         --           278            $ 26,742            0.65%          --
2010  Lowest contract charge 0.00% Class B    $159.59            --                  --              --        14.94%
      Highest contract charge 0.90% Class B   $ 96.72            --                  --              --        13.91%
      All contract charges                         --           283            $ 29,996            0.91%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $340.09            --                  --              --         8.99%
      Highest contract charge 0.60% Class A   $236.02            --                  --              --         8.34%
      All contract charges                         --           129            $ 29,901            0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03            --                  --              --        32.58%
      Highest contract charge 0.60% Class A   $217.86            --                  --              --        31.79%
      All contract charges                         --           119            $ 28,884            0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35            --                  --              --        17.08%
      Highest contract charge 0.60% Class A   $165.31            --                  --              --        16.37%
      All contract charges                         --           115            $ 23,264            0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02            --                  --              --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05            --                  --              --        (2.75)%
      All contract charges                         --           115            $ 21,196            0.66%          --
2010  Lowest contract charge 0.00% Class A    $205.46            --                  --              --        26.05%
      Highest contract charge 0.60% Class A   $146.06            --                  --              --        25.30%
      All contract charges                         --           119            $ 22,790            0.81%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $217.22            --                  --              --         8.99%
      Highest contract charge 0.90% Class B   $190.82            --                  --              --         8.01%
      All contract charges                         --           427            $ 86,668            0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --              --        32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --              --        31.38%
      All contract charges                         --           449            $ 83,977            0.77%          --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --              --        17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --              --        16.02%
      All contract charges                         --           453            $ 63,939            0.95%          --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --              --        (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --              --        (3.28)%
      All contract charges                         --           512            $ 62,176            0.66%          --
2010  Lowest contract charge 0.00% Class B    $131.57            --                  --              --        25.74%
      Highest contract charge 0.90% Class B   $119.83            --                  --              --        24.61%
      All contract charges                         --           618            $ 77,397            0.81%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --              --        (0.90)%
      All contract charges                         --         1,156            $125,159            0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --              --        (0.90)%
      All contract charges                         --         1,206            $130,681            0.00%          --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --              --        (0.90)%
      All contract charges                         --           951            $146,065            0.00%          --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --              --        (0.90)%
      All contract charges                         --         1,251            $172,257            0.01%          --
2010  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.09%
      Highest contract charge 0.90% Class A   $157.90            --                  --              --        (0.81)%
      All contract charges                         --         1,246            $229,831            0.07%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $131.50           --                   --              --         0.01%
      Highest contract charge 0.60% Class B   $125.17           --                   --              --        (0.60)%
      All contract charges                         --          330              $42,162            0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.00%
      Highest contract charge 0.60% Class B   $125.93           --                   --              --        (0.60)%
      All contract charges                         --          407              $52,804            0.00%          --
2012  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.00%
      Highest contract charge 0.60% Class B   $126.69           --                   --              --        (0.60)%
      All contract charges                         --          525              $67,686            0.00%          --
2011  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.00%
      Highest contract charge 0.60% Class B   $127.45           --                   --              --        (0.60)%
      All contract charges                         --          493              $63,707            0.01%          --
2010  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.01%
      Highest contract charge 0.90% Class B   $123.49           --                   --              --        (0.89)%
      All contract charges                         --          523              $67,791            0.07%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $174.40           --                   --              --        (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --                   --              --        (1.60)%
      All contract charges                         --          154              $25,987            0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --                   --              --        38.54%
      Highest contract charge 0.90% Class A   $165.32           --                   --              --        37.30%
      All contract charges                         --          185              $31,481            0.00%          --
2012  Lowest contract charge 0.00% Class A    $126.78           --                   --              --         8.76%
      Highest contract charge 0.90% Class A   $120.41           --                   --              --         7.78%
      All contract charges                         --          248              $30,567            0.43%          --
2011  Lowest contract charge 0.00% Class A    $116.57           --                   --              --        (7.47)%
      Highest contract charge 0.90% Class A   $111.72           --                   --              --        (8.31)%
      All contract charges                         --          303              $34,553            0.25%          --
2010  Lowest contract charge 0.00% Class A    $125.98           --                   --              --        32.63%
      Highest contract charge 0.90% Class A   $121.84           --                   --              --        31.44%
      All contract charges                         --          305              $37,725            0.34%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --              --        (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --              --        (1.31)%
      All contract charges                         --          109              $23,819            0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --              --        38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --              --        37.72%
      All contract charges                         --          110              $24,000            0.00%          --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --              --         8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --              --         8.10%
      All contract charges                         --          115              $17,662            0.43%          --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --              --        (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --              --        (8.25)%
      All contract charges                         --          125              $16,818            0.25%          --
2010  Lowest contract charge 0.00% Class B    $182.78           --                   --              --        32.30%
      Highest contract charge 0.90% Class B   $120.71           --                   --              --        31.11%
      All contract charges                         --          116              $16,556            0.34%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --              --        (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --              --        (0.99)%
      All contract charges                         --          156              $17,494            0.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --              --         0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --              --        (0.87)%
      All contract charges                         --          183              $20,583            0.72%          --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --              --         1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --              --         0.58%
      All contract charges                         --          219              $24,634            0.59%          --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --              --         0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --              --        (0.84)%
      All contract charges                         --          233              $26,032            0.63%          --
2010  Lowest contract charge 0.00% Class A    $114.18           --                   --              --         1.09%
      Highest contract charge 0.90% Class A   $110.42           --                   --              --         0.18%
      All contract charges                         --          274              $30,700            0.40%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --              --        (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --              --        (0.69)%
      All contract charges                         --          165              $19,037            0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --              --         0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --              --        (0.52)%
      All contract charges                         --          158              $18,293            0.72%          --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --              --         1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --              --         0.89%
      All contract charges                         --          162              $18,696            0.59%          --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --              --        (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --              --        (0.79)%
      All contract charges                         --          157              $17,915            0.63%          --
2010  Lowest contract charge 0.00% Class B    $117.24           --                   --              --         0.84%
      Highest contract charge 0.90% Class B   $110.04           --                   --              --        (0.07)%
      All contract charges                         --          178              $20,332            0.40%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --              --         2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --              --         1.98%
      All contract charges                         --          222              $41,887            0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --                   --              --        (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --                   --              --        (3.16)%
      All contract charges                         --          241              $44,253            0.35%          --
2012  Lowest contract charge 0.00% Class A    $248.58           --                   --              --         2.66%
      Highest contract charge 0.90% Class A   $197.04           --                   --              --         1.73%
      All contract charges                         --          259              $50,564            0.61%          --
2011  Lowest contract charge 0.00% Class A    $242.15           --                   --              --         1.47%
      Highest contract charge 0.90% Class A   $193.69           --                   --              --         0.56%
      All contract charges                         --          270              $54,486            2.42%          --
2010  Lowest contract charge 0.00% Class A    $238.65           --                   --              --         6.47%
      Highest contract charge 0.90% Class A   $192.62           --                   --              --         5.51%
      All contract charges                         --          320              $65,807            9.13%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $168.67           --                   --              --         2.90%
      Highest contract charge 0.60% Class B   $153.25           --                   --              --         2.29%
      All contract charges                         --          137              $21,519            0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --                   --              --        (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --                   --              --        (2.87)%
      All contract charges                         --          146              $22,325            0.35%          --
2012  Lowest contract charge 0.00% Class B    $167.74           --                   --              --         2.66%
      Highest contract charge 0.60% Class B   $154.25           --                   --              --         2.04%
      All contract charges                         --          156              $24,295            0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/QUALITY BOND PLUS (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $163.40           --                   --              --         1.22%
      Highest contract charge 0.60% Class B   $151.17           --                   --              --         0.61%
      All contract charges                         --          165              $25,209            2.42%          --
2010  Lowest contract charge 0.00% Class B    $161.43           --                   --              --         6.24%
      Highest contract charge 0.90% Class B   $147.22           --                   --              --         5.29%
      All contract charges                         --          176              $26,750            9.13%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $393.71           --                   --              --         4.85%
      Highest contract charge 0.90% Class A   $311.55           --                   --              --         3.91%
      All contract charges                         --          163              $45,618            0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                   --              --        37.45%
      Highest contract charge 0.90% Class A   $299.84           --                   --              --        36.21%
      All contract charges                         --          170              $46,278            0.98%          --
2012  Lowest contract charge 0.00% Class A    $273.20           --                   --              --        15.54%
      Highest contract charge 0.90% Class A   $220.13           --                   --              --        14.50%
      All contract charges                         --          177              $37,153            1.50%          --
2011  Lowest contract charge 0.00% Class A    $236.45           --                   --              --        (3.76)%
      Highest contract charge 0.90% Class A   $192.25           --                   --              --        (4.62)%
      All contract charges                         --          210              $40,442            0.84%          --
2010  Lowest contract charge 0.00% Class A    $245.68           --                   --              --        26.13%
      Highest contract charge 0.90% Class A   $201.57           --                   --              --        25.00%
      All contract charges                         --          214              $44,244            1.21%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $285.84           --                   --              --         4.85%
      Highest contract charge 0.90% Class B   $272.30           --                   --              --         3.90%
      All contract charges                         --           99              $28,159            0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                   --              --        37.46%
      Highest contract charge 0.90% Class B   $262.07           --                   --              --        36.22%
      All contract charges                         --           93              $25,369            0.98%          --
2012  Lowest contract charge 0.00% Class B    $198.34           --                   --              --        15.54%
      Highest contract charge 0.90% Class B   $192.39           --                   --              --        14.50%
      All contract charges                         --           84              $16,707            1.50%          --
2011  Lowest contract charge 0.00% Class B    $171.66           --                   --              --        (4.00)%
      Highest contract charge 0.90% Class B   $168.03           --                   --              --        (4.86)%
      All contract charges                         --           76              $13,071            0.84%          --
2010  Lowest contract charge 0.00% Class B    $178.81           --                   --              --        25.82%
      Highest contract charge 0.90% Class B   $176.61           --                   --              --        24.69%
      All contract charges                         --           75              $13,547            1.21%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --              --         8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --              --         7.99%
      All contract charges                         --           55              $ 2,411            0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --              --        37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --              --        37.12%
      All contract charges                         --           31              $ 1,490            0.00%          --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --              --        18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --              --        18.22%
      All contract charges                         --           17              $   904            0.00%          --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --              --        (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --              --        (2.30)%
      All contract charges                         --           12              $   676              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $ 97.55           --                   --              --        16.68%
      Highest contract charge 0.60% Class A   $ 95.31           --                   --              --        15.99%
      All contract charges                         --           18              $ 1,007              --           --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --              --         8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --              --         7.66%
      All contract charges                         --          360              $62,179            0.00%          --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --              --        37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --              --        36.69%
      All contract charges                         --          345              $54,397            0.00%          --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --              --        18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --              --        17.86%
      All contract charges                         --          371              $42,246            0.00%          --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --              --        (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --              --        (2.83)%
      All contract charges                         --          343              $32,871              --           --
2010  Lowest contract charge 0.00% Class B    $114.56           --                   --              --        16.39%
      Highest contract charge 0.90% Class B   $ 93.36           --                   --              --        15.35%
      All contract charges                         --          384              $37,430              --           --
EQ/UBS GROWTH & INCOME
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --              --        14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --              --        13.41%
      All contract charges                         --           67              $11,001            0.65%          --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --              --        35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --              --        34.31%
      All contract charges                         --           63              $ 8,990            1.10%          --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --              --        12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --              --        11.85%
      All contract charges                         --           53              $ 5,682            0.87%          --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --              --        (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --              --        (3.68)%
      All contract charges                         --           51              $ 4,901            0.76%          --
2010  Lowest contract charge 0.00% Class B    $123.85           --                   --              --        13.07%
      Highest contract charge 0.90% Class B   $ 83.32           --                   --              --        12.05%
      All contract charges                         --           55              $ 5,420            0.71%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --              --         3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --              --         3.80%
      All contract charges                         --          121              $12,253            0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81           --                   --              --        39.08%
      Highest contract charge 0.00% Class A   $354.81           --                   --              --        39.08%
      All contract charges                         --           82              $11,782            0.00%          --
2012  Lowest contract charge 0.00% Class A    $255.11           --                   --              --        20.44%
      Highest contract charge 0.00% Class A   $255.11           --                   --              --        20.44%
      All contract charges                         --           63              $ 7,888            0.01%          --
2011  Lowest contract charge 0.00% Class A    $211.82           --                   --              --        (5.64)%
      Highest contract charge 0.00% Class A   $211.82           --                   --              --        (5.64)%
      All contract charges                         --           52              $ 6,794              --           --
2010  Lowest contract charge 0.00% Class A    $224.48           --                   --              --        17.58%
      Highest contract charge 0.00% Class A   $224.48           --                   --              --        17.58%
      All contract charges                         --           26              $ 4,837            0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                   UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B               $210.71           --                   --              --         3.80%
      Highest contract charge 0.90% Class B              $183.43           --                   --              --         2.87%
      All contract charges                                    --          419              $82,054            0.00%          --
2013  Lowest contract charge 0.00% Class B               $203.00           --                   --              --        39.08%
      Highest contract charge 0.90% Class B              $178.32           --                   --              --        37.83%
      All contract charges                                    --          449              $84,688            0.00%          --
2012  Lowest contract charge 0.00% Class B               $145.96           --                   --              --        20.43%
      Highest contract charge 0.90% Class B              $129.38           --                   --              --        19.34%
      All contract charges                                    --          408              $55,611            0.01%          --
2011  Lowest contract charge 0.00% Class B               $121.20           --                   --              --        (5.87)%
      Highest contract charge 0.90% Class B              $108.41           --                   --              --        (6.72)%
      All contract charges                                    --          497              $56,870              --           --
2010  Lowest contract charge 0.00% Class B               $128.76           --                   --              --        17.29%
      Highest contract charge 0.90% Class B              $116.22           --                   --              --        16.24%
      All contract charges                                    --          406              $49,872            0.01%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2       $224.88           --                   --              --         5.55%
      Highest contract charge 0.00% Service Class 2      $224.88           --                   --              --         5.55%
      All contract charges                                    --           17              $ 1,482            0.81%          --
2013  Lowest contract charge 0.00% Service Class 2       $213.05           --                   --              --        22.09%
      Highest contract charge 0.00% Service Class 2      $213.05           --                   --              --        22.09%
      All contract charges                                    --           13              $ 1,320            0.68%          --
2012  Lowest contract charge 0.00% Service Class 2       $174.50           --                   --              --        15.11%
      Highest contract charge 0.00% Service Class 2      $174.50           --                   --              --        15.11%
      All contract charges                                    --           14              $ 1,460            1.10%          --
2011  Lowest contract charge 0.00% Service Class 2       $151.59           --                   --              --        (6.46)%
      Highest contract charge 0.00% Service Class 2      $151.59           --                   --              --        (6.46)%
      All contract charges                                    --           12              $ 1,265            1.43%          --
2010  Lowest contract charge 0.00% Service Class 2       $162.06           --                   --              --        16.02%
      Highest contract charge 0.00% Service Class 2      $162.06           --                   --              --        16.02%
      All contract charges                                    --           23              $ 3,707            0.50%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class 2       $334.27           --                   --              --        11.65%
      Highest contract charge 0.90% Service Class 2      $168.93           --                   --              --        10.65%
      All contract charges                                    --          569              $87,938            0.76%          --
2013  Lowest contract charge 0.00% Service Class 2       $299.38           --                   --              --        30.95%
      Highest contract charge 0.90% Service Class 2      $152.67           --                   --              --        29.78%
      All contract charges                                    --          497              $70,922            1.23%          --
2012  Lowest contract charge 0.00% Service Class 2       $228.62           --                   --              --        16.14%
      Highest contract charge 0.90% Service Class 2      $117.64           --                   --              --        15.09%
      All contract charges                                    --          303              $35,455            1.15%          --
2011  Lowest contract charge 0.00% Service Class 2       $196.85           --                   --              --        (2.78)%
      Highest contract charge 0.90% Service Class 2      $102.22           --                   --              --        (3.66)%
      All contract charges                                    --          249              $30,837            0.84%          --
2010  Lowest contract charge 0.00% Service Class 2       $202.48           --                   --              --        16.93%
      Highest contract charge 0.90% Service Class 2(a)   $106.10           --                   --              --        20.44%
      All contract charges                                    --          270              $46,061            0.93%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2       $258.59           --                   --              --         8.48%
      Highest contract charge 0.00% Service Class 2      $258.59           --                   --              --         8.48%
      All contract charges                                    --           25              $ 1,007            2.47%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                    UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                         UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                         ---------- ----------------- ------------------- --------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2        $238.38           --                   --              --
      Highest contract charge 0.00% Service Class 2       $238.38           --                   --              --
      All contract charges                                     --           28              $ 1,373            2.28%
2012  Lowest contract charge 0.00% Service Class 2        $186.49           --                   --              --
      Highest contract charge 0.00% Service Class 2       $186.49           --                   --              --
      All contract charges                                     --           23              $   981            2.73%
2011  Lowest contract charge 0.00% Service Class 2        $159.32           --                   --              --
      Highest contract charge 0.00% Service Class 2       $159.32           --                   --              --
      All contract charges                                     --           19              $   915            2.03%
2010  Lowest contract charge 0.00% Service Class 2        $158.28           --                   --              --
      Highest contract charge 0.00% Service Class 2       $158.28           --                   --              --
      All contract charges                                     --           41              $ 4,712            1.35%
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class 2        $250.17           --                   --              --
      Highest contract charge 0.90% Service Class 2       $176.50           --                   --              --
      All contract charges                                     --           68              $ 7,537            1.76%
2013  Lowest contract charge 0.00% Service Class 2        $226.96           --                   --              --
      Highest contract charge 0.90% Service Class 2       $161.58           --                   --              --
      All contract charges                                     --           53              $ 5,885            1.91%
2012  Lowest contract charge 0.00% Service Class 2        $170.33           --                   --              --
      Highest contract charge 0.90% Service Class 2       $122.36           --                   --              --
      All contract charges                                     --           34              $ 3,223            2.46%
2011  Lowest contract charge 0.00% Service Class 2        $144.04           --                   --              --
      Highest contract charge 0.60% Service Class 2       $104.95           --                   --              --
      All contract charges                                     --           19              $ 1,563            1.76%
2010  Lowest contract charge 0.00% Service Class 2        $142.11           --                   --              --
      Highest contract charge 0.90% Service Class 2 (a)   $103.95           --                   --              --
      All contract charges                                     --           34              $ 4,338            0.40%
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2        $224.14           --                   --              --
      Highest contract charge 0.00% Service Class 2       $224.14           --                   --              --
      All contract charges                                     --           72              $ 5,043            5.13%
2013  Lowest contract charge 0.00% Service Class 2        $222.14           --                   --              --
      Highest contract charge 0.00% Service Class 2       $222.14           --                   --              --
      All contract charges                                     --           81              $10,831            5.40%
2012  Lowest contract charge 0.00% Service Class 2        $210.16           --                   --              --
      Highest contract charge 0.00% Service Class 2       $210.16           --                   --              --
      All contract charges                                     --           90              $13,379            6.82%
2011  Lowest contract charge 0.00% Service Class 2        $184.40           --                   --              --
      Highest contract charge 0.00% Service Class 2       $184.40           --                   --              --
      All contract charges                                     --           63              $ 9,679            3.49%
2010  Lowest contract charge 0.00% Service Class 2        $177.79           --                   --              --
      Highest contract charge 0.00% Service Class 2       $177.79           --                   --              --
      All contract charges                                     --          126              $20,003            8.19%
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2        $165.20           --                   --              --
      Highest contract charge 0.00% Service Class 2       $165.20           --                   --              --
      All contract charges                                     --          262              $ 8,319            2.10%
2013  Lowest contract charge 0.00% Service Class 2        $156.41           --                   --              --
      Highest contract charge 0.00% Service Class 2       $156.41           --                   --              --
      All contract charges                                     --          222              $14,747            1.88%
2012  Lowest contract charge 0.00% Service Class 2        $159.72           --                   --              --
      Highest contract charge 0.00% Service Class 2       $159.72           --                   --              --
      All contract charges                                     --          251              $22,605            3.47%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.00% Service Class 2         27.82%
Highest contract charge 0.00% Service Class 2        27.82%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         17.05%
Highest contract charge 0.00% Service Class 2        17.05%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.66%
Highest contract charge 0.00% Service Class 2         0.66%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         14.92%
Highest contract charge 0.00% Service Class 2        14.92%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Service Class 2         10.23%
Highest contract charge 0.90% Service Class 2         9.23%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         33.25%
Highest contract charge 0.90% Service Class 2        32.05%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         18.25%
Highest contract charge 0.90% Service Class 2        17.18%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          1.36%
Highest contract charge 0.60% Service Class 2         0.75%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         14.54%
Highest contract charge 0.90% Service Class 2 (a)    18.65%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2          0.90%
Highest contract charge 0.00% Service Class 2         0.90%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          5.70%
Highest contract charge 0.00% Service Class 2         5.70%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         13.97%
Highest contract charge 0.00% Service Class 2        13.97%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          3.72%
Highest contract charge 0.00% Service Class 2         3.72%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         13.67%
Highest contract charge 0.00% Service Class 2        13.67%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2          5.62%
Highest contract charge 0.00% Service Class 2         5.62%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         (2.07)%
Highest contract charge 0.00% Service Class 2        (2.07)%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          5.61%
Highest contract charge 0.00% Service Class 2         5.61%
All contract charges                                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                             ---------- ----------------- ------------------- --------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
2011      Lowest contract charge 0.00% Service Class 2        $151.24           --                   --              --
          Highest contract charge 0.00% Service Class 2       $151.24           --                   --              --
          All contract charges                                     --          105              $12,644            2.54%
2010      Lowest contract charge 0.00% Service Class 2        $141.30           --                   --              --
          Highest contract charge 0.00% Service Class 2       $141.30           --                   --              --
          All contract charges                                                 174              $21,980            3.41%
FIDELITY(R) VIP MID CAP PORTFOLIO
          Unit Value 0.00% to 0.90%*
2014      Lowest contract charge 0.00% Service Class 2        $438.39           --                   --              --
          Highest contract charge 0.90% Service Class 2       $159.83           --                   --              --
          All contract charges                                     --          160              $32,742            0.02%
2013      Lowest contract charge 0.00% Service Class 2        $413.45           --                   --              --
          Highest contract charge 0.90% Service Class 2       $152.11           --                   --              --
          All contract charges                                     --          152              $30,675            0.30%
2012      Lowest contract charge 0.00% Service Class 2        $304.30           --                   --              --
          Highest contract charge 0.90% Service Class 2       $112.97           --                   --              --
          All contract charges                                     --          132              $22,666            0.42%
2011      Lowest contract charge 0.00% Service Class 2        $265.62           --                   --              --
          Highest contract charge 0.90% Service Class 2       $ 99.51           --                   --              --
          All contract charges                                     --          149              $27,701            0.02%
2010      Lowest contract charge 0.00% Service Class 2        $297.95           --                   --              --
          Highest contract charge 0.90% Service Class 2       $112.63           --                   --              --
          All contract charges                                     --          244              $53,100            0.16%
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
          Unit Value 0.00% to 0.00%*
2014      Lowest contract charge 0.00% Service Class 2        $100.29           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.29           --                   --              --
          All contract charges                                     --           73              $   999            0.01%
2013      Lowest contract charge 0.00% Service Class 2        $100.28           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.28           --                   --              --
          All contract charges                                     --           69              $ 1,329            0.01%
2012      Lowest contract charge 0.00% Service Class 2        $100.27           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.27           --                   --              --
          All contract charges                                     --          110              $ 1,969            0.01%
2011      Lowest contract charge 0.00% Service Class 2        $100.26           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.26           --                   --              --
          All contract charges                                     --           28              $   756            0.01%
2010      Lowest contract charge 0.00% Service Class 2        $100.25           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.25           --                   --              --
          All contract charges                                     --           27              $ 1,544            0.03%
FIDELITY(R) VIP VALUE PORTFOLIO
          Unit Value 0.00% to 0.00%*
2014      Lowest contract charge 0.00% Service Class 2        $268.87           --                   --              --
          Highest contract charge 0.00% Service Class 2       $268.87           --                   --              --
          All contract charges                                     --            9              $ 1,519            1.19%
2013      Lowest contract charge 0.00% Service Class 2        $241.99           --                   --              --
          Highest contract charge 0.00% Service Class 2       $241.99           --                   --              --
          All contract charges                                     --            8              $ 1,244            0.93%
2012      Lowest contract charge 0.00% Service Class 2        $183.08           --                   --              --
          Highest contract charge 0.00% Service Class 2       $183.08           --                   --              --
          All contract charges                                     --            5              $   780            1.75%
2011      Lowest contract charge 0.00% Service Class 2        $151.87           --                   --              --
          Highest contract charge 0.00% Service Class 2       $151.87           --                   --              --
          All contract charges                                     --            5              $   551            0.61%
2010      Lowest contract charge 0.00% Service Class 2        $156.05           --                   --              --
          Highest contract charge 0.00% Service Class 2       $156.05           --                   --              --
          All contract charges                                     --           35              $ 5,420            0.80%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.00% Service Class 2          7.03%
Highest contract charge 0.00% Service Class 2         7.03%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          7.55%
Highest contract charge 0.00% Service Class 2         7.55%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Service Class 2          6.03%
Highest contract charge 0.90% Service Class 2         5.08%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         35.87%
Highest contract charge 0.90% Service Class 2        34.65%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         14.56%
Highest contract charge 0.90% Service Class 2        13.53%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2        (10.85)%
Highest contract charge 0.90% Service Class 2       (11.65)%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         28.57%
Highest contract charge 0.90% Service Class 2        24.70%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.07%
Highest contract charge 0.00% Service Class 2         0.07%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2         11.11%
Highest contract charge 0.00% Service Class 2        11.11%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         32.18%
Highest contract charge 0.00% Service Class 2        32.18%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         20.55%
Highest contract charge 0.00% Service Class 2        20.55%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         (2.68)%
Highest contract charge 0.00% Service Class 2        (2.68)%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         17.52%
Highest contract charge 0.00% Service Class 2        17.52%
All contract charges                                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                     ---------- ----------------- ------------------- -------------- ---------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --              --         6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --              --         6.51%
      All contract charges                                 --            3              $   323            0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --              --        30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --              --        30.18%
      All contract charges                                 --            3              $   533            0.60%          --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --              --        27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --              --        27.06%
      All contract charges                                 --            3              $   426            0.43%          --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --              --        (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --              --        (9.04)%
      All contract charges                                 --            2              $   314            0.63%          --
2010  Lowest contract charge 0.00% Service Class 2    $212.80           --                   --              --        26.34%
      Highest contract charge 0.00% Service Class 2   $212.80           --                   --              --        26.34%
      All contract charges                                 --           26              $ 5,402            0.22%          --
FRANKLIN MUTUAL SHARES VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --              --         7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --              --         6.15%
      All contract charges                                 --           99              $11,542            2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --              --        28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --              --        27.11%
      All contract charges                                 --          107              $12,070            2.07%          --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --              --        14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --              --        13.21%
      All contract charges                                 --           91              $ 8,442            2.20%          --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --              --        (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --              --        (1.93)%
      All contract charges                                 --           83              $ 8,046            2.49%          --
2010  Lowest contract charge 0.00% Class 2(a)         $103.00           --                   --              --        13.77%
      Highest contract charge 0.90% Class 2(a)        $102.36           --                   --              --        13.15%
      All contract charges                                 --           73              $ 7,154            0.60%          --
FRANKLIN RISING DIVIDENDS VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --              --         8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --              --         7.74%
      All contract charges                                 --          299              $53,364            1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --              --        29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --              --        28.53%
      All contract charges                                 --          293              $48,326            1.58%          --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --              --        11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --              --        10.95%
      All contract charges                                 --          254              $32,372            1.61%          --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --              --         6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --              --         5.05%
      All contract charges                                 --          171              $19,522            1.42%          --
2010  Lowest contract charge 0.00% Class 2(a)         $108.47           --                   --              --        17.18%
      Highest contract charge 0.90% Class 2(a)        $107.79           --                   --              --        16.53%
      All contract charges                                 --          161              $17,438            0.01%          --
FRANKLIN SMALL CAP VALUE VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --              --         0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --              --        (0.34)%
      All contract charges                                 --           99              $ 5,650            0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2              $165.79           --                   --              --        36.24%
      Highest contract charge 0.90% Class 2             $160.35           --                   --              --        35.01%
      All contract charges                                   --           83              $ 6,511            1.36%          --
2012  Lowest contract charge 0.00% Class 2              $121.69           --                   --              --        18.39%
      Highest contract charge 0.90% Class 2             $118.77           --                   --              --        17.33%
      All contract charges                                   --           52              $ 2,522            0.80%          --
2011  Lowest contract charge 0.00% Class 2              $102.79           --                   --              --        (3.76)%
      Highest contract charge 0.90% Class 2             $101.23           --                   --              --        (4.63)%
      All contract charges                                   --           22              $ 1,980            0.74%          --
2010  Lowest contract charge 0.00% Class 2(a)           $106.81           --                   --              --        23.02%
      Highest contract charge 0.90% Class 2(a)          $106.14           --                   --              --        22.35%
      All contract charges                                   --            6              $   647              --           --
FRANKLIN STRATEGIC INCOME VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2              $128.09           --                   --              --         1.86%
      Highest contract charge 0.90% Class 2             $122.77           --                   --              --         0.95%
      All contract charges                                   --          226              $28,646            5.79%          --
2013  Lowest contract charge 0.00% Class 2              $125.75           --                   --              --         3.32%
      Highest contract charge 0.90% Class 2             $121.62           --                   --              --         2.38%
      All contract charges                                   --          200              $24,932            6.01%          --
2012  Lowest contract charge 0.00% Class 2              $121.71           --                   --              --        12.75%
      Highest contract charge 0.90% Class 2             $118.79           --                   --              --        11.74%
      All contract charges                                   --          160              $19,404            6.83%          --
2011  Lowest contract charge 0.00% Class 2              $107.95           --                   --              --         2.58%
      Highest contract charge 0.90% Class 2             $106.31           --                   --              --         1.65%
      All contract charges                                   --          103              $11,041            9.09%          --
2010  Lowest contract charge 0.00% Class 2(a)           $105.24           --                   --              --         8.14%
      Highest contract charge 0.90% Class 2(a)          $104.58           --                   --              --         7.54%
      All contract charges                                   --           43              $ 4,514            0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Shares       $179.82           --                   --              --        13.29%
      Highest contract charge 0.90% Service Shares      $172.35           --                   --              --        12.27%
      All contract charges                                   --           59              $10,520            0.90%          --
2013  Lowest contract charge 0.00% Service Shares       $158.73           --                   --              --        32.55%
      Highest contract charge 0.90% Service Shares      $153.52           --                   --              --        31.36%
      All contract charges                                   --           55              $ 8,694            0.50%          --
2012  Lowest contract charge 0.00% Service Shares       $119.75           --                   --              --        18.19%
      Highest contract charge 0.90% Service Shares      $116.87           --                   --              --        17.13%
      All contract charges                                   --           64              $ 7,466            1.17%          --
2011  Lowest contract charge 0.00% Service Shares       $101.32           --                   --              --        (6.59)%
      Highest contract charge 0.90% Service Shares      $ 99.78           --                   --              --        (7.44)%
      All contract charges                                   --           49              $ 4,946            0.60%          --
2010  Lowest contract charge 0.00% Service Shares(a)    $108.47           --                   --              --        23.60%
      Highest contract charge 0.90% Service Shares(a)   $107.80           --                   --              --        22.93%
      All contract charges                                   --           34              $ 3,662            1.14%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Series II            $160.76           --                   --              --        12.54%
      Highest contract charge 0.00% Series II           $160.76           --                   --              --        12.54%
      All contract charges                                   --           49              $ 2,094            1.14%          --
2013  Lowest contract charge 0.00% Series II            $142.85           --                   --              --        30.77%
      Highest contract charge 0.00% Series II           $142.85           --                   --              --        30.77%
      All contract charges                                   --           22              $ 1,324            2.15%          --
2012  Lowest contract charge 0.00% Series II            $109.24           --                   --              --        18.37%
      Highest contract charge 0.00% Series II           $109.24           --                   --              --        18.37%
      All contract charges                                   --            6              $   400            1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                    ---------- ----------------- ------------------- -------------- ---------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2011   Lowest contract charge 0.00% Series II(b)     $ 92.29           --                   --              --        (7.89)%
       Highest contract charge 0.00% Series II(b)    $ 92.29           --                   --              --        (7.89)%
       All contract charges                               --            4              $   103              --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
       Unit Value 0.00% to 0.90%*
2014   Lowest contract charge 0.00% Series II        $155.78           --                   --              --        14.34%
       Highest contract charge 0.90% Series II       $149.31           --                   --              --        13.31%
       All contract charges                               --          284              $30,513            1.51%          --
2013   Lowest contract charge 0.00% Series II        $136.24           --                   --              --         2.44%
       Highest contract charge 0.90% Series II       $131.77           --                   --              --         1.52%
       All contract charges                               --          196              $21,013            3.72%          --
2012   Lowest contract charge 0.00% Series II        $133.00           --                   --              --        27.85%
       Highest contract charge 0.90% Series II       $129.80           --                   --              --        26.70%
       All contract charges                               --          136              $16,595            0.53%          --
2011   Lowest contract charge 0.00% Series II        $104.03           --                   --              --        (6.72)%
       Highest contract charge 0.90% Series II       $102.45           --                   --              --        (7.57)%
       All contract charges                               --           76              $ 7,532            4.49%          --
2010   Lowest contract charge 0.00% Series II(a)     $111.53           --                   --              --        24.88%
       Highest contract charge 0.90% Series II(a)    $110.84           --                   --              --        24.20%
       All contract charges                               --           34              $ 3,778            3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
       Unit Value 0.00% to 0.90%*
2014   Lowest contract charge 0.00% Series II        $140.64           --                   --              --         0.09%
       Highest contract charge 0.90% Series II       $134.79           --                   --              --        (0.82)%
       All contract charges                               --          390              $28,704            1.51%          --
2013   Lowest contract charge 0.00% Series II        $140.51           --                   --              --        18.71%
       Highest contract charge 0.90% Series II       $135.90           --                   --              --        17.65%
       All contract charges                               --          267              $22,026            1.06%          --
2012   Lowest contract charge 0.00% Series II        $118.36           --                   --              --        15.26%
       Highest contract charge 0.90% Series II       $115.51           --                   --              --        14.22%
       All contract charges                               --          200              $15,800            1.38%          --
2011   Lowest contract charge 0.00% Series II        $102.69           --                   --              --        (6.99)%
       Highest contract charge 0.90% Series II       $101.13           --                   --              --        (7.83)%
       All contract charges                               --          129              $12,157            0.97%          --
2010   Lowest contract charge 0.00% Series II(a)     $110.41           --                   --              --        25.38%
       Highest contract charge 0.90% Series II(a)    $109.72           --                   --              --        24.70%
       All contract charges                               --           62              $ 6,575            0.84%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
       Unit Value 0.00% to 0.90%*
2014   Lowest contract charge 0.00% Series II        $145.51           --                   --              --         4.17%
       Highest contract charge 0.90% Series II       $139.47           --                   --              --         3.23%
       All contract charges                               --           27              $ 3,519            0.00%          --
2013   Lowest contract charge 0.00% Series II        $139.69           --                   --              --        28.46%
       Highest contract charge 0.90% Series II       $135.10           --                   --              --        27.31%
       All contract charges                               --           28              $ 3,685            0.54%          --
2012   Lowest contract charge 0.00% Series II        $108.74           --                   --              --        10.62%
       Highest contract charge 0.90% Series II       $106.12           --                   --              --         9.62%
       All contract charges                               --           22              $ 2,311            0.00%          --
2011   Lowest contract charge 0.00% Series II        $ 98.30           --                   --              --        (6.51)%
       Highest contract charge 0.90% Series II       $ 96.81           --                   --              --        (7.34)%
       All contract charges                               --           25              $ 2,430            0.12%          --
2010   Lowest contract charge 0.00% Series II(a)     $105.14           --                   --              --        16.03%
       Highest contract charge 0.90% Series II(a)    $104.48           --                   --              --        15.40%
       All contract charges                               --            9              $   982            0.19%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------------- -------------- ---------
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Series II           $172.43           --                   --              --         2.08%
      Highest contract charge 0.90% Series II          $165.27           --                   --              --         1.17%
      All contract charges                                  --           30              $ 4,096            0.00%          --
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --              --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --              --        35.85%
      All contract charges                                  --           30              $ 4,179            0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --              --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --              --        12.63%
      All contract charges                                  --           26              $ 2,784            0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --              --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --              --        (1.87)%
      All contract charges                                  --           28              $ 2,701              --           --
2010  Lowest contract charge 0.00% Series II(a)        $109.49           --                   --              --        23.63%
      Highest contract charge 0.90% Series II(a)       $108.80           --                   --              --        22.96%
      All contract charges                                  --            5              $   374              --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --              --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --              --         9.84%
      All contract charges                                  --           27              $   701            1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --              --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --              --        29.61%
      All contract charges                                  --           27              $   944            1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --              --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --              --        13.18%
      All contract charges                                  --           13              $   324            0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --              --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --              --        (4.68)%
      All contract charges                                  --           36              $ 1,525            1.21%          --
2010  Lowest contract charge 0.00% Common Shares(a)    $107.00           --                   --              --        23.46%
      Highest contract charge 0.00% Common Shares(a)   $107.00           --                   --              --        23.46%
      All contract charges                                  --           19              $ 1,165              --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --              --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --              --       (11.37)%
      All contract charges                                  --          162              $14,918              --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --              --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --              --        26.61%
      All contract charges                                  --          113              $11,601              --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --              --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --              --         0.47%
      All contract charges                                  --           84              $ 7,689              --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --              --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --              --        (9.90)%
      All contract charges                                  --           89              $ 7,655              --           --
2010  Lowest contract charge 0.00% Common Shares(a)    $114.48           --                   --              --        38.18%
      Highest contract charge 0.90% Common Shares(a)   $113.76           --                   --              --        37.43%
      All contract charges                                  --           19              $ 1,263              --           --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --              --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --              --         0.99%
      All contract charges                                  --          230              $17,934            4.14%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
IVY FUNDS VIP HIGH INCOME (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares(c)     $103.52           --                   --              --         3.73%
      Highest contract charge 0.90% Common Shares(c)    $102.92           --                   --              --         3.15%
      All contract charges                                   --           70              $ 6,145              --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares        $183.25           --                   --              --         7.86%
      Highest contract charge 0.90% Common Shares       $175.64           --                   --              --         6.90%
      All contract charges                                   --          256              $28,520            0.00%          --
2013  Lowest contract charge 0.00% Common Shares        $169.89           --                   --              --        29.94%
      Highest contract charge 0.90% Common Shares       $164.31           --                   --              --        28.77%
      All contract charges                                   --          217              $24,177            0.00%          --
2012  Lowest contract charge 0.00% Common Shares        $130.74           --                   --              --        13.56%
      Highest contract charge 0.90% Common Shares       $127.60           --                   --              --        12.53%
      All contract charges                                   --          153              $14,558            0.00%          --
2011  Lowest contract charge 0.00% Common Shares        $115.13           --                   --              --        (0.56)%
      Highest contract charge 0.90% Common Shares       $113.39           --                   --              --        (1.45)%
      All contract charges                                   --          101              $10,980            3.11%          --
2010  Lowest contract charge 0.00% Common Shares(a)     $115.78           --                   --              --        29.49%
      Highest contract charge 0.90% Common Shares(a)    $115.06           --                   --              --        28.79%
      All contract charges                                   --           38              $ 3,775              --           --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares        $205.12           --                   --              --         2.92%
      Highest contract charge 0.90% Common Shares       $134.77           --                   --              --         1.98%
      All contract charges                                   --          195              $22,263            0.00%          --
2013  Lowest contract charge 0.00% Common Shares        $199.31           --                   --              --        56.38%
      Highest contract charge 0.90% Common Shares       $132.15           --                   --              --        30.38%
      All contract charges                                   --          137              $16,143            0.00%          --
2012  Lowest contract charge 0.00% Common Shares        $127.45           --                   --              --        27.83%
      Highest contract charge 0.00% Common Shares       $127.45           --                   --              --        27.83%
      All contract charges                                   --           33              $ 2,665            0.00%          --
2011  Lowest contract charge 0.00% Common Shares        $ 99.70           --                   --              --        (5.77)%
      Highest contract charge 0.00% Common Shares       $ 99.70           --                   --              --        (5.77)%
      All contract charges                                   --           48              $ 4,353            3.40%          --
2010  Lowest contract charge 0.00% Common Shares(a)     $105.81           --                   --              --        18.82%
      Highest contract charge 0.00% Common Shares(a)    $105.81           --                   --              --        18.82%
      All contract charges                                   --           37              $ 3,754            0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares        $155.45           --                   --              --         1.59%
      Highest contract charge 0.90% Common Shares       $148.99           --                   --              --         0.68%
      All contract charges                                   --           49              $ 5,917            0.00%          --
2013  Lowest contract charge 0.00% Common Shares        $153.01           --                   --              --        43.36%
      Highest contract charge 0.90% Common Shares       $147.99           --                   --              --        42.08%
      All contract charges                                   --           52              $ 6,647            0.00%          --
2012  Lowest contract charge 0.00% Common Shares        $106.73           --                   --              --         5.16%
      Highest contract charge 0.90% Common Shares       $104.16           --                   --              --         4.21%
      All contract charges                                   --           40              $ 4,028            0.00%          --
2011  Lowest contract charge 0.00% Common Shares        $101.49           --                   --              --       (10.61)%
      Highest contract charge 0.90% Common Shares       $ 99.95           --                   --              --       (11.41)%
      All contract charges                                   --           43              $ 4,084            0.84%          --
2010  Lowest contract charge 0.00% Common Shares(a)     $113.53           --                   --              --        27.53%
      Highest contract charge 0.90% Common Shares(a)    $112.82           --                   --              --        26.83%
      All contract charges                                   --           18              $ 1,854              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Shares       $107.44           --                   --              --        (4.63)%
      Highest contract charge 0.90% Service Shares      $102.97           --                   --              --        (5.50)%
      All contract charges                                   --          495              $45,474            1.66%          --
2013  Lowest contract charge 0.00% Service Shares       $112.66           --                   --              --        (1.24)%
      Highest contract charge 0.90% Service Shares      $108.96           --                   --              --        (2.14)%
      All contract charges                                   --          463              $46,651            1.42%          --
2012  Lowest contract charge 0.00% Service Shares       $114.08           --                   --              --        22.05%
      Highest contract charge 0.90% Service Shares      $111.34           --                   --              --        20.96%
      All contract charges                                   --          414              $44,521            1.63%          --
2011  Lowest contract charge 0.00% Service Shares       $ 93.47           --                   --              --       (18.04)%
      Highest contract charge 0.90% Service Shares      $ 92.05           --                   --              --       (18.77)%
      All contract charges                                   --          359              $32,646            2.12%          --
2010  Lowest contract charge 0.00% Service Shares(a)    $114.04           --                   --              --        29.93%
      Highest contract charge 0.90% Service Shares(a)   $113.32           --                   --              --        29.22%
      All contract charges                                   --          237              $25,870            2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class        $157.06           --                   --              --         1.13%
      Highest contract charge 0.90% Service Class       $150.54           --                   --              --         0.23%
      All contract charges                                   --          483              $57,722            1.86%          --
2013  Lowest contract charge 0.00% Service Class        $155.30           --                   --              --        27.63%
      Highest contract charge 0.90% Service Class       $150.20           --                   --              --        26.48%
      All contract charges                                   --          400              $52,025            1.49%          --
2012  Lowest contract charge 0.00% Service Class        $121.68           --                   --              --        15.93%
      Highest contract charge 0.90% Service Class       $118.75           --                   --              --        14.89%
      All contract charges                                   --          263              $28,328            1.42%          --
2011  Lowest contract charge 0.00% Service Class        $104.96           --                   --              --        (1.78)%
      Highest contract charge 0.90% Service Class       $103.36           --                   --              --        (2.67)%
      All contract charges                                   --          240              $23,500            1.11%          --
2010  Lowest contract charge 0.00% Service Class(a)     $106.86           --                   --              --        21.59%
      Highest contract charge 0.90% Service Class(a)    $106.19           --                   --              --        20.93%
      All contract charges                                   --          210              $21,007              --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class        $179.06           --                   --              --        11.11%
      Highest contract charge 0.90% Service Class       $171.62           --                   --              --        10.11%
      All contract charges                                   --           13              $ 2,206            0.29%          --
2013  Lowest contract charge 0.00% Service Class        $161.15           --                   --              --        30.05%
      Highest contract charge 0.90% Service Class       $155.86           --                   --              --        28.88%
      All contract charges                                   --           12              $ 1,948            0.44%          --
2012  Lowest contract charge 0.00% Service Class        $123.91           --                   --              --        16.69%
      Highest contract charge 0.90% Service Class       $120.93           --                   --              --        15.63%
      All contract charges                                   --           12              $ 1,496            0.24%          --
2011  Lowest contract charge 0.00% Service Class        $106.19           --                   --              --         0.37%
      Highest contract charge 0.90% Service Class       $104.58           --                   --              --        (0.53)%
      All contract charges                                   --            7              $   819            0.52%          --
2010  Lowest contract charge 0.00% Service Class(a)     $105.80           --                   --              --        17.98%
      Highest contract charge 0.90% Service Class(a)    $105.14           --                   --              --        17.34%
      All contract charges                                   --            5              $   570              --           --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.80%*
2014  Lowest contract charge 0.00% Service Class        $173.74           --                   --              --        10.71%
      Highest contract charge 0.80% Service Class       $167.31           --                   --              --         9.83%
      All contract charges                                   --           12              $ 2,089            0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------------- -------------- ---------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --              --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --              --        30.69%
      All contract charges                                  --           10             $  1,500            1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --              --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --              --        17.88%
      All contract charges                                  --            5             $    647            1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --              --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --              --        (3.00)%
      All contract charges                                  --            2             $    193            0.80%          --
2010  Lowest contract charge 0.00% Service Class(a)    $102.73           --                   --              --        16.59%
      Highest contract charge 0.90% Service Class(a)   $102.09           --                   --              --        15.96%
      All contract charges                                  --            1             $     66              --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --              --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --              --        12.47%
      All contract charges                                  --           71             $  1,860            1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --              --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --              --        20.22%
      All contract charges                                  --           48             $  1,452            2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --              --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --              --        13.21%
      All contract charges                                  --           36             $    909            7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --              --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --              --         6.51%
      All contract charges                                  --           19             $    700            3.74%          --
2010  Lowest contract charge 0.00% Service Class(a)    $111.38           --                   --              --        24.51%
      Highest contract charge 0.00% Service Class(a)   $111.38           --                   --              --        24.51%
      All contract charges                                  --            1             $    112              --           --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A             $278.73           --                   --              --        10.66%
      Highest contract charge 0.90% Class A            $282.12           --                   --              --         9.67%
      All contract charges                                  --          585             $389,941            0.10%          --
2013  Lowest contract charge 0.00% Class A             $251.87           --                   --              --        37.20%
      Highest contract charge 0.90% Class A            $257.24           --                   --              --        35.96%
      All contract charges                                  --          630             $384,363            0.11%          --
2012  Lowest contract charge 0.00% Class A             $183.58           --                   --              --        14.20%
      Highest contract charge 0.90% Class A            $189.20           --                   --              --        13.17%
      All contract charges                                  --          699             $312,057            0.23%          --
2011  Lowest contract charge 0.00% Class A             $160.75           --                   --              --        (6.05)%
      Highest contract charge 0.90% Class A            $167.18           --                   --              --        (6.89)%
      All contract charges                                  --          764             $303,259            0.15%          --
2010  Lowest contract charge 0.00% Class A             $171.10           --                   --              --        17.91%
      Highest contract charge 0.90% Class A            $179.55           --                   --              --        16.85%
      All contract charges                                  --          870             $363,738            0.86%
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B             $141.96           --                   --              --        10.66%
      Highest contract charge 0.60% Class B            $129.76           --                   --              --        10.00%
      All contract charges                                  --          203             $ 27,000            0.10%          --
2013  Lowest contract charge 0.00% Class B             $128.28           --                   --              --        37.14%
      Highest contract charge 0.60% Class B            $117.96           --                   --              --        36.32%
      All contract charges                                  --          222             $ 26,718            0.11%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --              --        14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --              --        13.51%
      All contract charges                         --          235              $20,720            0.23%          --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --              --        (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --              --        (6.83)%
      All contract charges                         --          259              $20,033            0.15%          --
2010  Lowest contract charge 0.00% Class B    $ 87.39           --                   --              --        17.61%
      Highest contract charge 0.90% Class B   $ 78.80           --                   --              --        16.56%
      All contract charges                         --          283              $23,448            0.86%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --              --         3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --              --         3.13%
      All contract charges                         --          167              $22,443            2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --              --        (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --              --        (2.98)%
      All contract charges                         --          156              $22,518            1.53%          --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --              --         5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --              --         4.84%
      All contract charges                         --          159              $24,734            2.06%          --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --              --         6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --              --         5.44%
      All contract charges                         --          170              $25,718            2.61%          --
2010  Lowest contract charge 0.00% Class A    $149.28           --                   --              --         6.47%
      Highest contract charge 0.60% Class A   $149.14           --                   --              --         5.83%
      All contract charges                         --          187              $26,807            2.84%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --              --         3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --              --         2.81%
      All contract charges                         --          327              $53,881            2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --              --        (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --              --        (3.23)%
      All contract charges                         --          348              $55,539            1.53%          --
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --              --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --              --         4.52%
      All contract charges                         --          387              $63,352            2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --              --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --              --         4.85%
      All contract charges                         --          414              $64,265            2.61%          --
2010  Lowest contract charge 0.00% Class B    $154.18           --                   --              --         6.20%
      Highest contract charge 0.90% Class B   $142.14           --                   --              --         5.25%
      All contract charges                         --          509              $75,116            2.84%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --              --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --              --         4.22%
      All contract charges                         --           33              $11,863            0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --              --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --              --        39.31%
      All contract charges                         --           36              $12,410            0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --              --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --              --        14.76%
      All contract charges                         --           39              $ 9,635            0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --              --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --              --        (8.21)%
      All contract charges                         --           43              $ 9,091              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $232.43           --                   --              --        27.20%
      Highest contract charge 0.60% Class A   $134.60           --                   --              --        26.44%
      All contract charges                         --           47              $10,811              --           --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --              --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --              --         3.92%
      All contract charges                         --          103              $21,132            0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --              --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --              --        38.91%
      All contract charges                         --          115              $22,530            0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --              --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --              --        14.41%
      All contract charges                         --          129              $17,782            0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --              --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --              --        (8.71)%
      All contract charges                         --          133              $16,020              --           --
2010  Lowest contract charge 0.00% Class B    $205.79           --                   --              --        26.88%
      Highest contract charge 0.90% Class B   $122.48           --                   --              --        25.74%
      All contract charges                         --          153              $19,965              --           --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --              --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --              --         4.70%
      All contract charges                         --           43              $11,401            0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --              --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --              --        34.78%
      All contract charges                         --           49              $12,048            0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --              --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --              --        14.13%
      All contract charges                         --           52              $10,487            0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --              --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --              --       (13.63)%
      All contract charges                         --           52              $ 9,552            0.06%          --
2010  Lowest contract charge 0.00% Class A    $262.21           --                   --              --        25.23%
      Highest contract charge 0.60% Class A   $164.93           --                   --              --        24.48%
      All contract charges                         --           54              $11,972            0.80%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $244.76           --                   --              --         5.34%
      Highest contract charge 0.90% Class B   $217.62           --                   --              --         4.39%
      All contract charges                         --          171              $39,089            0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --                   --              --        35.59%
      Highest contract charge 0.90% Class B   $208.47           --                   --              --        34.38%
      All contract charges                         --          183              $39,817            0.35%          --
2012  Lowest contract charge 0.00% Class B    $171.37           --                   --              --        14.82%
      Highest contract charge 0.90% Class B   $155.14           --                   --              --        13.78%
      All contract charges                         --          211              $34,090            0.37%          --
2011  Lowest contract charge 0.00% Class B    $149.25           --                   --              --       (13.33)%
      Highest contract charge 0.90% Class B   $136.35           --                   --              --       (14.11)%
      All contract charges                         --          238              $33,687            0.06%          --
2010  Lowest contract charge 0.00% Class B    $172.21           --                   --              --        24.91%
      Highest contract charge 0.90% Class B   $158.75           --                   --              --        23.79%
      All contract charges                         --          291              $47,906            0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A          $438.98           --                   --              --        13.55%
      Highest contract charge 0.60% Class A         $227.06           --                   --              --        12.86%
      All contract charges                               --           46              $16,479            0.00%          --
2013  Lowest contract charge 0.00% Class A          $386.60           --                   --              --        35.59%
      Highest contract charge 0.60% Class A         $201.18           --                   --              --        34.78%
      All contract charges                               --           43              $15,169            0.00%          --
2012  Lowest contract charge 0.00% Class A          $285.13           --                   --              --        13.43%
      Highest contract charge 0.60% Class A         $149.27           --                   --              --        12.74%
      All contract charges                               --           47              $12,141            0.00%          --
2011  Lowest contract charge 0.00% Class A          $251.38           --                   --              --        (4.58)%
      Highest contract charge 0.60% Class A         $132.40           --                   --              --        (5.14)%
      All contract charges                               --           51              $12,242              --           --
2010  Lowest contract charge 0.00% Class A          $263.44           --                   --              --        18.00%
      Highest contract charge 0.60% Class A         $139.58           --                   --              --        17.29%
      All contract charges                               --           51              $12,775              --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B          $356.88           --                   --              --        13.55%
      Highest contract charge 0.90% Class B         $195.59           --                   --              --        12.53%
      All contract charges                               --          331              $73,397            0.00%          --
2013  Lowest contract charge 0.00% Class B          $314.29           --                   --              --        35.59%
      Highest contract charge 0.90% Class B         $173.81           --                   --              --        34.37%
      All contract charges                               --          353              $69,150            0.00%          --
2012  Lowest contract charge 0.00% Class B          $231.80           --                   --              --        13.43%
      Highest contract charge 0.90% Class B         $129.35           --                   --              --        12.40%
      All contract charges                               --          403              $57,987            0.00%          --
2011  Lowest contract charge 0.00% Class B          $204.36           --                   --              --        (4.82)%
      Highest contract charge 0.90% Class B         $115.08           --                   --              --        (5.67)%
      All contract charges                               --          465              $59,503              --           --
2010  Lowest contract charge 0.00% Class B          $214.70           --                   --              --        17.70%
      Highest contract charge 0.90% Class B         $122.00           --                   --              --        16.65%
      All contract charges                               --          502              $68,052              --           --
NATURAL RESOURCES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                   --              --       (19.79)%
      Lowest contract charge 0.00% Class II         $ 69.31           --                   --              --       (19.79)%
      All contract charges                               --          141              $ 7,525            0.00%          --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --         9.75%
      Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --         9.76%
      All contract charges                               --          123              $ 9,220            0.00%          --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --        (2.92)%
      Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --        (2.92)%
      All contract charges                               --          175              $13,286            0.00%          --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --       (19.34)%
      Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --       (19.34)%
      All contract charges                               --          302              $24,330              --           --
2010  Lowest contract charge 0.00% Class II         $100.55           --                   --              --        27.48%
      Lowest contract charge 0.00% Class II         $100.55           --                   --              --        27.48%
      All contract charges                               --          383              $38,117            0.07%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --       (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --       (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                    ---------- ----------------- ------------------- -------------- ---------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
(CONTINUED)
2013  Lowest contract charge 0.00% Advisor Class     $102.96           --                   --              --       (14.71)%
      Highest contract charge 0.90% Advisor Class    $ 99.58           --                   --              --       (15.48)%
      All contract charges                                --           98              $10,045            1.64%          --
2012  Lowest contract charge 0.00% Advisor Class     $120.72           --                   --              --         5.12%
      Highest contract charge 0.90% Advisor Class    $117.82           --                   --              --         4.18%
      All contract charges                                --           88              $10,567            2.47%          --
2011  Lowest contract charge 0.00% Advisor Class     $114.84           --                   --              --        (7.54)%
      Highest contract charge 0.90% Advisor Class    $113.09           --                   --              --        (8.38)%
      All contract charges                                --           69              $ 7,846           14.44%          --
2010  Lowest contract charge 0.00% Advisor Class(a)  $124.21           --                   --              --        35.40%
      Highest contract charge 0.90% Advisor
       Class(a)                                      $123.43           --                   --              --        34.68%
      All contract charges                                --           24              $ 2,992            9.67%          --
PIMCO REAL RETURN PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Advisor Class     $119.04           --                   --              --         2.99%
      Highest contract charge 0.90% Advisor Class    $114.09           --                   --              --         2.07%
      All contract charges                                --          281              $25,631            1.29%          --
2013  Lowest contract charge 0.00% Advisor Class     $115.58           --                   --              --        (9.31)%
      Highest contract charge 0.90% Advisor Class    $111.78           --                   --              --       (10.12)%
      All contract charges                                --          320              $29,938            1.51%          --
2012  Lowest contract charge 0.00% Advisor Class     $127.44           --                   --              --         8.65%
      Highest contract charge 0.90% Advisor Class    $124.37           --                   --              --         7.67%
      All contract charges                                --          366              $40,719            0.92%          --
2011  Lowest contract charge 0.00% Advisor Class     $117.29           --                   --              --        11.57%
      Highest contract charge 0.90% Advisor Class    $115.51           --                   --              --        10.57%
      All contract charges                                --          263              $26,875            1.76%          --
2010  Lowest contract charge 0.00% Advisor Class(a)  $105.13           --                   --              --         3.84%
      Highest contract charge 0.90% Advisor
       Class(a)                                      $104.47           --                   --              --         3.27%
      All contract charges                                --          116              $ 9,350            2.45%          --
PIMCO TOTAL RETURN PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Advisor Class     $121.00           --                   --              --         4.18%
      Highest contract charge 0.90% Advisor Class    $115.98           --                   --              --         3.24%
      All contract charges                                --          811              $63,291            2.08%          --
2013  Lowest contract charge 0.00% Advisor Class     $116.15           --                   --              --        (2.06)%
      Highest contract charge 0.90% Advisor Class    $112.34           --                   --              --        (2.94)%
      All contract charges                                --          873              $66,772            2.11%          --
2012  Lowest contract charge 0.00% Advisor Class     $118.59           --                   --              --         9.49%
      Highest contract charge 0.90% Advisor Class    $115.74           --                   --              --         8.51%
      All contract charges                                --          816              $70,878            2.48%          --
2011  Lowest contract charge 0.00% Advisor Class     $108.31           --                   --              --         3.51%
      Highest contract charge 0.90% Advisor Class    $106.66           --                   --              --         2.58%
      All contract charges                                --          532              $54,786            2.54%          --
2010  Lowest contract charge 0.00% Advisor Class(a)  $104.64           --                   --              --         3.97%
      Highest contract charge 0.90% Advisor
       Class(a)                                      $103.98           --                   --              --         3.40%
      All contract charges                                --          367              $37,174            6.61%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class II          $164.58           --                   --              --         7.11%
      Highest contract charge 0.90% Class II         $157.74           --                   --              --         6.14%
      All contract charges                                --          127              $20,537            1.50%          --
2013  Lowest contract charge 0.00% Class II          $153.66           --                   --              --        29.41%
      Highest contract charge 0.90% Class II         $148.62           --                   --              --        28.24%
      All contract charges                                --          136              $20,548            1.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                    ---------- ----------------- ------------------- -------------- ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
(CONTINUED)
2012  Lowest contract charge 0.00% Class II          $118.74           --                   --              --        16.92%
      Highest contract charge 0.90% Class II         $115.89           --                   --              --        15.87%
      All contract charges                                --          111              $13,048            1.98%          --
2011  Lowest contract charge 0.00% Class II          $101.56           --                   --              --        (1.01)%
      Highest contract charge 0.90% Class II         $100.02           --                   --              --        (1.90)%
      All contract charges                                --           93              $ 9,413            1.61%          --
2010  Lowest contract charge 0.00% Class II(a)       $102.60           --                   --              --        16.44%
      Highest contract charge 0.90% Class II(a)      $101.96           --                   --              --        15.80%
      All contract charges                                --           52              $ 5,337            1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class II          $304.22           --                   --              --        31.23%
      Highest contract charge 0.00% Class II         $304.22           --                   --              --        31.23%
      All contract charges                                --           66              $ 6,008              --           --
2013  Lowest contract charge 0.00% Class II          $231.83           --                   --              --        50.51%
      Highest contract charge 0.00% Class II         $231.83           --                   --              --        50.51%
      All contract charges                                --           49              $ 5,013              --           --
2012  Lowest contract charge 0.00% Class II          $154.03           --                   --              --        31.00%
      Highest contract charge 0.00% Class II         $154.03           --                   --              --        31.00%
      All contract charges                                --           22              $ 2,484              --           --
2011  Lowest contract charge 0.00% Class II          $117.58           --                   --              --        10.38%
      Highest contract charge 0.00% Class II         $117.58           --                   --              --        10.38%
      All contract charges                                --           23              $ 2,213              --           --
2010  Lowest contract charge 0.00% Class II(a)       $106.52           --                   --              --        18.99%
      Highest contract charge 0.00% Class II(a)      $106.52           --                   --              --        18.99%
      All contract charges                                --            7              $   769              --           --
TARGET 2015 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B           $136.70           --                   --              --         2.96%
      Lowest contract charge 0.00% Class B           $136.70           --                   --              --         2.96%
      All contract charges                                --            2              $    38            0.78%          --
2013  Lowest contract charge 0.00% Class B           $132.77           --                   --              --        14.07%
      Lowest contract charge 0.00% Class B           $132.77           --                   --              --        14.07%
      All contract charges                                --            2              $   118            0.59%          --
2012  Lowest contract charge 0.00% Class B           $116.39           --                   --              --        10.86%
      Lowest contract charge 0.00% Class B           $116.39           --                   --              --        10.86%
      All contract charges                                --            7              $   661            0.31%          --
2011  Lowest contract charge 0.00% Class B           $104.99           --                   --              --        (2.81)%
      Lowest contract charge 0.00% Class B           $104.99           --                   --              --        (2.81)%
      All contract charges                                --           30              $ 3,123            1.52%          --
2010  Lowest contract charge 0.00% Class B           $108.03           --                   --              --        10.73%
      Lowest contract charge 0.00% Class B           $108.03           --                   --              --        10.73%
      All contract charges                                --           58              $ 6,259            2.22%          --
TARGET 2025 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B           $141.87           --                   --              --         4.03%
      Lowest contract charge 0.00% Class B           $141.87           --                   --              --         4.03%
      All contract charges                                --           46              $   915            1.55%          --
2013  Lowest contract charge 0.00% Class B           $136.37           --                   --              --        19.10%
      Lowest contract charge 0.00% Class B           $136.37           --                   --              --        19.10%
      All contract charges                                --           27              $   506            1.01%          --
2012  Lowest contract charge 0.00% Class B           $114.50           --                   --              --        12.85%
      Lowest contract charge 0.00% Class B           $114.50           --                   --              --        12.85%
      All contract charges                                --           23              $ 1,025            0.27%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
TARGET 2025 ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class B       $101.46          --                   --               --        (3.91)%
      Lowest contract charge 0.00% Class B       $101.46          --                   --               --        (3.91)%
      All contract charges                            --          55               $5,145             1.44%          --
2010  Lowest contract charge 0.00% Class B       $105.59          --                   --               --        11.94%
      Lowest contract charge 0.00% Class B       $105.59          --                   --               --        11.94%
      All contract charges                            --          71               $7,295             3.51%          --
TARGET 2035 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B       $144.81          --                   --               --         4.49%
      Lowest contract charge 0.00% Class B       $144.81          --                   --               --         4.49%
      All contract charges                            --          18               $  934             1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59          --                   --               --        22.25%
      Lowest contract charge 0.00% Class B       $138.59          --                   --               --        22.25%
      All contract charges                            --          12               $  760             2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37          --                   --               --        14.11%
      Lowest contract charge 0.00% Class B       $113.37          --                   --               --        14.11%
      All contract charges                            --           8               $  263             0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35          --                   --               --        (4.64)%
      Lowest contract charge 0.00% Class B       $ 99.35          --                   --               --        (4.64)%
      All contract charges                            --          76               $7,180             1.43%          --
2010  Lowest contract charge 0.00% Class B       $104.18          --                   --               --        12.73%
      Lowest contract charge 0.00% Class B       $104.18          --                   --               --        12.73%
      All contract charges                            --          65               $6,616             3.41%          --
TARGET 2045 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B       $145.92          --                   --               --         4.77%
      Lowest contract charge 0.00% Class B       $145.92          --                   --               --         4.77%
      All contract charges                            --           9               $  259             1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27          --                   --               --        25.22%
      Lowest contract charge 0.00% Class B       $139.27          --                   --               --        25.22%
      All contract charges                            --           7               $  209             1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22          --                   --               --        15.43%
      Lowest contract charge 0.00% Class B       $111.22          --                   --               --        15.43%
      All contract charges                            --           9               $  349             0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35          --                   --               --        (5.53)%
      Lowest contract charge 0.00% Class B       $ 96.35          --                   --               --        (5.53)%
      All contract charges                            --          16               $1,148             1.10%          --
2010  Lowest contract charge 0.00% Class B       $101.99          --                   --               --        13.28%
      Lowest contract charge 0.00% Class B       $101.99          --                   --               --        13.28%
      All contract charges                            --          14               $1,246             3.51%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2       $ 98.21          --                   --               --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13          --                   --               --        (9.21)%
      All contract charges                            --          99               $9,492             1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20          --                   --               --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68          --                   --               --        (1.82)%
      All contract charges                            --          92               $9,698             1.95%          --
2012  Lowest contract charge 0.00% Class 2       $108.20          --                   --               --        13.16%
      Highest contract charge 0.90% Class 2      $105.60          --                   --               --        12.14%
      All contract charges                            --          91               $9,640             1.42%          --
2011  Lowest contract charge 0.00% Class 2       $ 95.62          --                   --               --       (15.85)%
      Highest contract charge 0.90% Class 2      $ 94.17          --                   --               --       (16.61)%
      All contract charges                            --          79               $7,494             1.03%          --
2010  Lowest contract charge 0.00% Class 2(a)    $113.63          --                   --               --        34.35%
      Highest contract charge 0.90% Class 2(a)   $112.93          --                   --               --        33.61%
      All contract charges                            --          38               $4,357             0.10%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                    UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                         UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                         ---------- ----------------- ------------------- --------------
TEMPLETON GLOBAL BOND VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2                $124.14           --                   --              --
      Highest contract charge 0.90% Class 2               $118.99           --                   --              --
      All contract charges                                     --          515              $47,540            5.01%
2013  Lowest contract charge 0.00% Class 2                $121.91           --                   --              --
      Highest contract charge 0.90% Class 2               $117.90           --                   --              --
      All contract charges                                     --          531              $54,314            5.00%
2012  Lowest contract charge 0.00% Class 2                $119.95           --                   --              --
      Highest contract charge 0.90% Class 2               $117.07           --                   --              --
      All contract charges                                     --          627              $71,476            6.27%
2011  Lowest contract charge 0.00% Class 2                $104.25           --                   --              --
      Highest contract charge 0.90% Class 2               $102.67           --                   --              --
      All contract charges                                     --          558              $56,997            5.42%
2010  Lowest contract charge 0.00% Class 2(a)             $105.16           --                   --              --
      Highest contract charge 0.90% Class 2(a)            $104.51           --                   --              --
      All contract charges                                     --          165              $17,145            0.05%
TEMPLETON GROWTH VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2                $149.46           --                   --              --
      Highest contract charge 0.90% Class 2               $143.25           --                   --              --
      All contract charges                                     --           36              $ 5,379            1.34%
2013  Lowest contract charge 0.00% Class 2                $153.79           --                   --              --
      Highest contract charge 0.90% Class 2               $148.74           --                   --              --
      All contract charges                                     --           29              $ 4,333            2.50%
2012  Lowest contract charge 0.00% Class 2                $117.56           --                   --              --
      Highest contract charge 0.90% Class 2               $114.73           --                   --              --
      All contract charges                                     --           11              $ 1,364            2.11%
2011  Lowest contract charge 0.00% Class 2                $ 97.10           --                   --              --
      Highest contract charge 0.90% Class 2               $ 95.63           --                   --              --
      All contract charges                                     --           10              $ 1,008            1.34%
2010  Lowest contract charge 0.00% Class 2(a)             $104.38           --                   --              --
      Highest contract charge 0.90% Class 2(a)            $103.73           --                   --              --
      All contract charges                                     --            3              $   326            0.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class S Shares         $ 89.52           --                   --              --
      Highest contract charge 0.90% Class S Shares        $ 85.80           --                   --              --
      All contract charges                                     --          127              $11,178            0.00%
2013  Lowest contract charge 0.00% Class S Shares         $110.99           --                   --              --
      Highest contract charge 0.90% Class S Shares        $107.34           --                   --              --
      All contract charges                                     --          115              $12,630            0.51%
2012  Lowest contract charge 0.00% Class S Shares         $100.63           --                   --              --
      Highest contract charge 0.90% Class S Shares        $ 98.21           --                   --              --
      All contract charges                                     --          118              $11,742            0.65%
2011  Lowest contract charge 0.00% Class S Shares         $ 97.60           --                   --              --
      Highest contract charge 0.90% Class S Shares        $ 96.11           --                   --              --
      All contract charges                                     --          102              $ 9,923            0.63%
2010  Lowest contract charge 0.00% Class S Shares(a)      $117.15           --                   --              --
      Highest contract charge 0.90% Class S Shares(a)     $116.42           --                   --              --
      All contract charges                                     --           35              $ 4,065              --
VANGUARD VARIABLE INSURANCE FUND--EQUITY INDEX PORTFOLIO
      Unit Value 0.60%*
2014  Lowest contract charge 0.60% Investor Share Class   $211.12           --                   --              --
      Highest contract charge 0.60% Investor Share
       Class                                              $211.12           --                   --              --
      All contract charges                                     --           36              $ 7,580            1.67%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 2                  1.83%
Highest contract charge 0.90% Class 2                 0.92%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                  1.63%
Highest contract charge 0.90% Class 2                 0.71%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 15.06%
Highest contract charge 0.90% Class 2                14.03%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 (0.87)%
Highest contract charge 0.90% Class 2                (1.76)%
All contract charges                                    --
Lowest contract charge 0.00% Class 2(a)              11.61%
Highest contract charge 0.90% Class 2(a)             11.00%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 2                 (2.82)%
Highest contract charge 0.90% Class 2                (3.69)%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 30.82%
Highest contract charge 0.90% Class 2                29.64%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 21.07%
Highest contract charge 0.90% Class 2                19.97%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 (6.97)%
Highest contract charge 0.90% Class 2                (7.81)%
All contract charges                                    --
Lowest contract charge 0.00% Class 2(a)              19.84%
Highest contract charge 0.90% Class 2(a)             19.19%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class S Shares         (19.34)%
Highest contract charge 0.90% Class S Shares        (20.07)%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares          10.30%
Highest contract charge 0.90% Class S Shares          9.30%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares           3.10%
Highest contract charge 0.90% Class S Shares          2.18%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares         (16.69)%
Highest contract charge 0.90% Class S Shares        (17.45)%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares(a)       42.78%
Highest contract charge 0.90% Class S Shares(a)      41.99%
All contract charges                                    --

Unit Value 0.60%*
Lowest contract charge 0.60% Investor Share Class    12.83%
Highest contract charge 0.60% Investor Share
 Class                                               12.83%
All contract charges                                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2014

8. Financial Highlights (Concluded)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                    UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                         UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                         ---------- ----------------- ------------------- --------------
VANGUARD VARIABLE INSURANCE FUND--EQUITY INDEX PORTFOLIO
(CONTINUED)
2013  Lowest contract charge 0.60% Investor Share Class   $187.12          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $187.12          --                   --               --
      All contract charges                                     --          34               $6,456             4.22%
2012  Lowest contract charge 0.60% Investor Share Class   $142.42          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $142.42          --                   --               --
      All contract charges                                     --          33               $4,681             1.76%
2011  Lowest contract charge 0.60% Investor Share Class   $123.67          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $123.67          --                   --               --
      All contract charges                                     --          29               $3,537             1.67%
2010  Lowest contract charge 0.60% Investor Share Class   $122.06          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $122.06          --                   --               --
      All contract charges                                     --          51               $6,230             1.98%

                                                   ---------
                                                     TOTAL
                                                   RETURN***
                                                   ---------


Lowest contract charge 0.60% Investor Share Class    31.39%
Highest contract charge 0.60% Investor Share
 Class                                               31.39%
All contract charges                                    --
Lowest contract charge 0.60% Investor Share Class    15.16%
Highest contract charge 0.60% Investor Share
 Class                                               15.16%
All contract charges                                    --
Lowest contract charge 0.60% Investor Share Class     1.32%
Highest contract charge 0.60% Investor Share
 Class                                                1.32%
All contract charges                                    --
Lowest contract charge 0.60% Investor Share Class    14.22%
Highest contract charge 0.60% Investor Share
 Class                                               14.22%
All contract charges                                    --


-----------
  (a)Units were made available on May 24, 2010.
  (b)Units were made available on May 2, 2011.
  (c)Units were made available on May 20, 2013.
  (d)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (e)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (g)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (h)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  * This ratio represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2014 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2014 and 2013.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2014, 2013 and 2012............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2014, 2013 and 2012. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2014, 2013 and 2012...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2014, 2013 and 2012.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2014 and December 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2015

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2014 AND 2013

                                                                                        2014       2013
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,034 $   29,419
 Mortgage loans on real estate......................................................      6,463      5,684
 Policy loans.......................................................................      3,408      3,434
 Other equity investments...........................................................      1,757      1,866
 Trading securities.................................................................      5,143      4,221
 Other invested assets..............................................................      1,978      1,353
                                                                                     ---------- ----------
   Total investments................................................................     51,783     45,977
Cash and cash equivalents...........................................................      2,716      2,283
Cash and securities segregated, at fair value.......................................        476        981
Broker-dealer related receivables...................................................      1,899      1,539
Deferred policy acquisition costs...................................................      4,271      3,874
Goodwill and other intangible assets, net...........................................      3,762      3,703
Amounts due from reinsurers.........................................................      4,051      3,934
Loans to affiliates.................................................................      1,087      1,088
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,711      6,747
Other assets........................................................................      4,190      4,418
Separate Accounts' assets...........................................................    111,059    108,857
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  196,005 $  183,401
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   31,848 $   30,340
Future policy benefits and other policyholders liabilities..........................     23,484     21,697
Broker-dealer related payables......................................................      1,501        538
Customers related payables..........................................................      1,501      1,698
Amounts due to reinsurers...........................................................         74         71
Short-term and long-term debt.......................................................        689        468
Loans from affiliates...............................................................         --        825
Current and deferred income taxes...................................................      4,785      2,813
Other liabilities...................................................................      2,939      2,653
Separate Accounts' liabilities......................................................    111,059    108,857
                                                                                     ---------- ----------
   Total liabilities................................................................    177,880    169,960
                                                                                     ---------- ----------
Redeemable Noncontrolling Interest.................................................. $       17 $       --
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2 $        2
 Capital in excess of par value.....................................................      5,957      5,934
 Retained earnings..................................................................      8,809      5,205
 Accumulated other comprehensive income (loss)......................................        351       (603)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,119     10,538
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,989      2,903
                                                                                     ---------- ----------
   Total equity.....................................................................     18,108     13,441
                                                                                     ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY.................... $  196,005 $  183,401
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                           2014      2013      2012
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,475  $  3,546  $  3,334
Premiums................................................................      514       496       514
Net investment income (loss):
 Investment income (loss) from derivative instruments...................    1,605    (2,866)     (978)
 Other investment income (loss).........................................    2,210     2,237     2,316
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    3,815      (629)    1,338
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (72)      (81)      (96)
 Portion of loss recognized in other comprehensive income (loss)........       --        15         2
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (72)      (66)      (94)
 Other investment gains (losses), net...................................       14       (33)       (3)
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (58)      (99)      (97)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,930     3,823     3,574
Increase (decrease) in the fair value of the reinsurance contract asset.    3,964    (4,297)      497
                                                                         --------  --------  --------
     Total revenues.....................................................   15,640     2,840     9,160
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    3,708     1,691     2,989
Interest credited to policyholders' account balances....................    1,186     1,373     1,166
Compensation and benefits...............................................    1,739     1,743     1,672
Commissions.............................................................    1,147     1,160     1,248
Distribution related payments...........................................      413       423       367
Amortization of deferred sales commissions..............................       42        41        40
Interest expense........................................................       53        88       108
Amortization of deferred policy acquisition costs.......................      215       580       576
Capitalization of deferred policy acquisition costs.....................     (628)     (655)     (718)
Rent expense............................................................      163       169       201
Amortization of other intangible assets.................................       27        24        24
Other operating costs and expenses......................................    1,460     1,512     1,429
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,525     8,149     9,102
                                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes.................... $  6,115  $ (5,309) $     58
Income tax (expense) benefit............................................   (1,695)    2,073       158
                                                                         --------  --------  --------

Net earnings (loss).....................................................    4,420    (3,236)      216
 Less: net (earnings) loss attributable to the noncontrolling interest..     (387)     (337)     (121)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $  4,033  $ (3,573) $     95
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                                  2014       2013     2012
                                                                                --------  ---------  ------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $  4,420  $  (3,236) $  216
                                                                                --------  ---------  ------

   Other comprehensive income (loss) net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...      948     (1,211)    580
     Change in defined benefit plans...........................................      (23)       299      26
                                                                                --------  ---------  ------
          Total other comprehensive income (loss), net of income taxes.........      925       (912)    606
                                                                                --------  ---------  ------

Comprehensive income (loss)....................................................    5,345     (4,148)    822

 Less: Comprehensive (income) loss attributable to noncontrolling interest.....     (358)      (345)   (113)
                                                                                --------  ---------  ------

Comprehensive Income (Loss) Attributable to AXA Equitable...................... $  4,987  $  (4,493) $  709
                                                                                ========  =========  ======

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                               2014       2013       2012
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,934      5,992      5,743
 Deferred tax on dividend of AllianceBernstein Units.......................       (26)        --         --
 Changes in capital in excess of par value.................................        49        (58)       249
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,957      5,934      5,992
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     5,205      9,125      9,392
 Net earnings (loss).......................................................     4,033     (3,573)        95
 Stockholder dividends.....................................................      (429)      (347)      (362)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     8,809      5,205      9,125
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (603)       317       (297)
 Other comprehensive income (loss).........................................       954       (920)       614
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       351       (603)       317
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,119     10,538     15,436
                                                                            ---------  ---------  ---------
 Noncontrolling interest, beginning of year................................     2,903      2,494      2,703
 Repurchase of AllianceBernstein Holding units.............................       (62)       (76)      (145)
 Net earnings (loss) attributable to noncontrolling interest...............       387        337        121
 Dividends paid to noncontrolling interest.................................      (401)      (306)      (219)
 Dividend of AllianceBernstein Units by AXA Equitable to AXA Financial.....        48        113         --
 Other comprehensive income (loss) attributable to noncontrolling interest.       (29)         8         (8)
 Other changes in noncontrolling interest..................................       143        333         42
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,989      2,903      2,494
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,108  $  13,441  $  17,930
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                                               2014        2013       2012
                                                                                            ----------- ---------- ----------

                                                                                                      (IN MILLIONS)
Net earnings (loss)........................................................................ $     4,420 $  (3,236) $      216
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       1,186      1,373      1,166
 Universal life and investment-type product policy fee income..............................     (3,475)    (3,546)    (3,334)
 Net change in broker-dealer and customer related receivables/payables.....................       (525)      (740)        383
 (Income) loss related to derivative instruments...........................................     (1,605)      2,866        978
 Change in reinsurance recoverable with affiliate..........................................       (128)      (176)      (207)
 Investment (gains) losses, net............................................................          58         99         97
 Change in segregated cash and securities, net.............................................         505        571      (272)
 Change in deferred policy acquisition costs...............................................       (413)       (74)      (142)
 Change in future policy benefits..........................................................       1,647      (384)        876
 Change in current and deferred income taxes...............................................       1,448    (1,754)      (254)
 Real estate related write-off charges.....................................................          25         56         42
 Change in accounts payable and accrued expenses...........................................       (259)         33         18
 Change in the fair value of the reinsurance contract asset................................     (3,964)      4,297      (497)
 Contribution to pension plans.............................................................         (6)         --         --
 Amortization of deferred compensation.....................................................         171        159         22
 Amortization of deferred sales commission.................................................          42         41         40
 Amortization of reinsurance cost..........................................................         280        280         47
 Other depreciation and amortization.......................................................          44        122        157
 Amortization of other intangibles.........................................................          27         24         24
 Other, net................................................................................        (95)        150      (145)
                                                                                            ----------- ---------- ----------

Net cash provided by (used in) operating activities........................................       (617)        161      (785)
                                                                                            ----------- ---------- ----------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........       2,975      3,691      3,551
 Sales of investments......................................................................       7,186      3,442      1,951
 Purchases of investments..................................................................    (13,775)    (7,956)    (7,893)
 Cash settlements related to derivative instruments........................................         999    (2,500)      (287)
 Purchase of business, net of cash acquired................................................        (61)         --         --
 Change in short-term investments..........................................................         (5)         --         34
 Decrease in loans to affiliates...........................................................          --          5          4
 Additional loans to affiliates............................................................          --       (56)         --
 Investment in capitalized software, leasehold improvements and EDP equipment..............        (83)       (67)       (66)
 Other, net................................................................................         (9)         12         14
                                                                                            ----------- ---------- ----------

Net cash provided by (used in) investing activities........................................     (2,773)    (3,429)    (2,692)
                                                                                            ----------- ---------- ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                  (CONTINUED)

                                                                                      2014      2013      2012
                                                                                    --------  --------  --------
                                                                                            (IN MILLIONS)

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................................ $  5,034  $  5,469  $  5,437
   Withdrawals and transfers to Separate Accounts..................................   (1,075)   (1,188)     (982)
Change in short-term financings....................................................      221       (55)     (122)
Change in collateralized pledged liabilities.......................................      430      (663)     (288)
Change in collateralized pledged assets............................................      (12)      (18)       (5)
Repayment of Loans from Affiliates.................................................     (825)     (500)       --
Capital contribution...............................................................       --        --       195
Shareholder dividends paid.........................................................     (382)     (234)     (362)
Repurchase of AllianceBernstein Holding units......................................      (90)     (113)     (238)
Distribution to noncontrolling interest in consolidated subsidiaries...............     (401)     (306)     (219)
Increase (decrease) in Securities sold under agreement to repurchase...............      950        --        --
Other, net.........................................................................       (7)       --        (9)
                                                                                    --------  --------  --------

Net cash provided by (used in) financing activities................................    3,843     2,392     3,407
                                                                                    --------  --------  --------

Effect of exchange rate changes on cash and cash equivalents.......................      (20)       (3)        5
Change in cash and cash equivalents................................................      433      (879)      (65)
Cash and cash equivalents, beginning of year.......................................    2,283     3,162     3,227
                                                                                    --------  --------  --------

Cash and Cash Equivalents, End of Year............................................. $  2,716  $  2,283  $  3,162
                                                                                    ========  ========  ========

Supplemental cash flow information:
 Interest Paid..................................................................... $     72  $     91  $    107
                                                                                    ========  ========  ========
 Income Taxes (Refunded) Paid...................................................... $    272  $   (214) $    271
                                                                                    ========  ========  ========
 Issuance of FHLBNY funding agreements included in policyholder's account balances. $    500  $     --  $     --
                                                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, investment products including mutual funds, asset management and other services, principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2014 and 2013, the Company's economic interest in AllianceBernstein was 32.2% and 32.7%, respectively. At December 31, 2014 and 2013, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 62.7% and 63.7%. AXA Equitable as the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, consolidates AllianceBernstein in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2014", "2013" and "2012" refer to the years ended December 31, 2014, 2013 and 2012, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013, the Insurance Group's General Account held $3 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. The investment in this VIE was sold in 2014. At December 31, 2013, as reported in the consolidated balance sheet, this investment included $3 million of other equity investments (principally investment limited partnership interests) and was subject to ongoing review for impairment in value. This VIE did not require consolidation because management determined that the Insurance Group is not the primary beneficiary. The Insurance Group had no further economic interest in this VIE in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs")), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2014, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $31 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This guidance was effective for interim and annual periods beginning after December 15, 2013. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance was effective for interim and annual indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements are effective for interim or annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2014 and 2013, the carrying value of COLI was $803 million and $770 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income
   (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2014 and 2013, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $89 million and $93 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) variable annuity products ("Accumulator(R)") were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2014, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.66% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.66% net of product weighted average Separate Account fees) and 0.0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2014, current projections of future average gross market returns assume a 0.0% annualized return for the next six quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fourteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2014, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. AXA Equitable as a member of the Federal Home Loan Bank of New York ("FHLBNY") has access to borrowing facilities from the FHLBNY including collateralized borrowings and funding agreements, which would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement

   ($31 million, as of December 31, 2014). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's capacity with the FHLBNY was increased during second quarter 2014 from $1,000 million to $3,000 million. At December 31, 2014, the Company had $500 million of outstanding funding agreements with the FHLBNY. The funding agreements were used to extend the duration of the assets within the General Account investment portfolio. For other instruments used to extend the duration of the General Account investment portfolio see "Derivative and offsetting assets and liabilities" included in Note 3.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2014, participating policies, including those in the Closed Block, represent approximately 5.6% ($19,863 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2014, 2013 and 2012, investment results of such Separate Accounts were gains (losses) of $5,959 million, $19,022 million and $10,110 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2014 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2014. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AllianceBernstein ("AllianceBernstein Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50 % likely of being realized upon settlement.

   Out of Period Adjustments

   In 2014, the Company recorded several out-of-period adjustments in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an out-of-period adjustment related to an understatement of the dividend of AllianceBernstein Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AllianceBernstein Unit dividend over the recorded value. The net impact of the out-of-period adjustments to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively. Management has evaluated the impact of all out of period corrections both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements.

3) INVESTMENTS

   FIXED MATURITIES AND EQUITY SECURITIES

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS       GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES    FAIR VALUE  IN AOCI/(3)/
                                              ---------- ---------- ------------ ----------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2014:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,742 $    1,549 $         71 $    22,220 $        --
  U.S. Treasury, government and agency.......      6,685        672           26       7,331          --
  States and political subdivisions..........        441         78           --         519          --
  Foreign governments........................        405         48            7         446          --
  Commercial mortgage-backed.................        855         22          142         735          10
  Residential mortgage-backed/(1)/...........        752         43           --         795          --
  Asset-backed/(2)/..........................         86         14            1          99           3
  Redeemable preferred stock.................        829         70           10         889          --
                                              ---------- ---------- ------------ ----------- -----------
   Total Fixed Maturities....................     30,795      2,496          257      33,034          13

Equity securities............................         36          2           --          38          --
                                              ---------- ---------- ------------ ----------- -----------

Total at December 31, 2014................... $   30,831 $    2,498 $        257 $    33,072 $        13
                                              ========== ========== ============ =========== ===========

December 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516 $    1,387 $        213 $    22,690 $        --
  U.S. Treasury, government and agency.......      3,584         22          477       3,129          --
  States and political subdivisions..........        444         35            2         477          --
  Foreign governments........................        392         46            5         433          --
  Commercial mortgage-backed.................        971         10          265         716          23
  Residential mortgage-backed/(1)/...........        914         34            1         947          --
  Asset-backed/(2)/..........................        132         11            3         140           4
  Redeemable preferred stock.................        883         55           51         887          --
                                              ---------- ---------- ------------ ----------- -----------
   Total Fixed Maturities....................     28,836      1,600        1,017      29,419          27

Equity securities............................         37         --            3          34          --
                                              ---------- ---------- ------------ ----------- -----------

Total at December 31, 2013................... $   28,873 $    1,600 $      1,020 $    29,453 $        27
                                              ========== ========== ============ =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2014 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               AVAILABLE-FOR-SALE FIXED MATURITIES
           CONTRACTUAL MATURITIES AT DECEMBER 31, 2014
                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    2,140 $    2,166
Due in years two through five................      6,400      6,916
Due in years six through ten.................     10,434     10,934
Due after ten years..........................      9,299     10,500
                                              ---------- ----------
   Subtotal..................................     28,273     30,516
Commercial mortgage-backed securities........        855        735
Residential mortgage-backed securities.......        752        795
Asset-backed securities......................         86         99
                                              ---------- ----------
Total........................................ $   29,966 $   32,145
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2014, 2013 and 2012:

                                                      December 31,
                                              ---------------------------
                                                2014      2013      2012
                                              -------  ---------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   716  $   3,220  $   139
                                              =======  =========  =======
Gross gains on sales......................... $    21  $      71  $    13
                                              =======  =========  =======
Gross losses on sales........................ $    (9) $     (88) $   (12)
                                              =======  =========  =======
Total OTTI................................... $   (72) $     (81) $   (96)
Non-credit losses recognized in OCI..........      --         15        2
                                              -------  ---------  -------
Credit losses recognized in earnings (loss).. $   (72) $     (66) $   (94)
                                              =======  =========  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                   2014     2013
                                                                                 -------  -------
                                                                                   (IN MILLIONS)
Balances at January 1,.......................................................... $  (370) $  (372)
Previously recognized impairments on securities that matured, paid, prepaid
  or sold.......................................................................     188       67
Recognized impairments on securities impaired to fair value this period/(1)/....      --       --
Impairments recognized this period on securities not previously impaired........     (41)     (59)
Additional impairments this period on securities previously impaired............     (31)      (6)
Increases due to passage of time on previously recorded credit losses...........      --       --
Accretion of previously recognized impairments due to increases in expected
  cash flows....................................................................      --       --
                                                                                 -------  -------
Balances at December 31,........................................................ $  (254) $  (370)
                                                                                 =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                    DECEMBER 31,
                                                                                  ---------------
                                                                                    2014    2013
                                                                                  -------- ------

                                                                                   (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss................................................................ $     10 $  (28)
   All other.....................................................................    2,229    610
  Equity securities..............................................................        2     (3)
                                                                                  -------- ------
Net Unrealized Gains (Losses).................................................... $  2,241 $  579
                                                                                  ======== ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                            AOCI GAIN
                                                   NET                                                    (LOSS) RELATED
                                               UNREALIZED                                     DEFERRED        TO NET
                                                  GAINS                                        INCOME       UNREALIZED
                                               (LOSSES) ON                  POLICY HOLDERS    TAX ASSET     INVESTMENT
                                               INVESTMENTS        DAC        LIABILITIES     (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------------  --------------  ------------  --------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2014..................... $         (28) $           2  $           10  $          5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)            --              --            --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39             --              --            --              39
   Excluded from Net earnings (loss)/(1)/....            --             --              --            --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................            --             (2)             --            --              (2)
   Deferred income taxes.....................            --             --              --            (9)             (9)
   Policyholders liabilities.................            --             --             (10)           --             (10)
                                              -------------  -------------  --------------  ------------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $          --  $           --  $         (4) $            6
                                              =============  =============  ==============  ============  ==============

                                                                                                          AOCI Gain
                                                                                                        (Loss) Related
                                                    Net                                      Deferred       to Net
                                              Unrealized Gains                                Income      Unrealized
                                                (Losses) on                  Policy holders  Tax Asset    Investment
                                                Investments         DAC       Liabilities   (Liability) Gains (Losses)
                                              ----------------  ------------ -------------- ----------- --------------
                                                                            (In Millions)

BALANCE, JANUARY 1, 2013.....................    $         (12) $          1 $            4 $         2 $           (5)
Net investment gains (losses) arising during
  the period.................................              (14)           --             --          --            (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               13            --             --          --             13
   Excluded from Net earnings (loss)/(1)/....              (15)           --             --          --            (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................               --             1             --          --              1
   Deferred income taxes.....................               --            --             --           3              3
   Policyholders liabilities.................               --            --              6          --              6
                                                 -------------  ------------ -------------- ----------- --------------
BALANCE, DECEMBER 31, 2013                       $         (28) $          2 $           10 $         5 $          (11)
                                                 =============  ============ ============== =========== ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                    AOCI GAIN
                                                  NET                                             (LOSS) RELATED
                                              UNREALIZED                              DEFERRED        TO NET
                                                 GAINS                                 INCOME       UNREALIZED
                                              (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                              INVESTMENTS     DAC      LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ----------- ----------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2014..................... $       607 $     (107) $        (245) $       (90) $          165
Net investment gains (losses) arising during
  the period.................................       1,606         --             --           --           1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          18         --             --           --              18
   Excluded from Net earnings (loss)/(1)/....          --         --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        (15)            --           --             (15)
   Deferred income taxes.....................          --         --             --         (520)           (520)
   Policyholders liabilities.................          --         --           (123)          --            (123)
                                              ----------- ----------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014                    $     2,231 $     (122) $        (368) $      (610) $        1,131
                                              =========== ==========  =============  ===========  ==============

                                                                                                      AOCI Gain (Loss)
                                              Net Unrealized                              Deferred     Related to Net
                                                  Gains                                    Income        Unrealized
                                               (Losses) on                Policyholders   Tax Asset      Investment
                                               Investments        DAC      Liabilities   (Liability)   Gains (Losses)
                                              --------------  ----------  -------------  -----------  ----------------
                                                                            (In Millions)
BALANCE, JANUARY 1, 2013..................... $        2,900  $     (179) $        (603) $      (741) $          1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)         --             --           --            (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62          --             --           --                62
   Excluded from Net earnings (loss)/(1)/....             15          --             --           --                15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --          72             --           --                72
   Deferred income taxes.....................             --          --             --          651               651
   Policyholders liabilities.................             --          --            358           --               358
                                              --------------  ----------  -------------  -----------  ----------------
BALANCE, DECEMBER 31, 2013                    $          607  $     (107) $        (245) $       (90) $            165
                                              ==============  ==========  =============  ===========  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 601 issues at December 31, 2014 and the 747 issues at December 31, 2013 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2014:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    1,314 $      (29) $    1,048 $      (42) $    2,362 $      (71)
  U.S. Treasury, government and agency.......        280         (6)        373        (20)        653        (26)
  States and political subdivisions..........         21         --          --         --          21         --
  Foreign governments........................         27         (1)         65         (6)         92         (7)
  Commercial mortgage-backed.................         37         (2)        355       (140)        392       (142)
  Residential mortgage-backed................         --         --          35         --          35         --
  Asset-backed...............................         --         --          20         (1)         20         (1)
  Redeemable preferred stock.................         42         --         169        (10)        211        (10)
                                              ---------- ----------  ---------- ----------  ---------- ----------

Total........................................ $    1,721 $      (38) $    2,065 $     (219) $    3,786 $     (257)
                                              ========== ==========  ========== ==========  ========== ==========

                                               Less Than 12 Months    12 Months or Longer            Total
                                              ---------------------  ---------------------  ----------------------
                                                           Gross                  Gross                   Gross
                                                         Unrealized             Unrealized              Unrealized
                                              Fair Value   Losses    Fair Value   Losses    Fair Value    Losses
                                              ---------- ----------  ---------- ----------  ---------- -----------
                                                                          (In Millions)
December 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    4,381 $     (187) $      248 $      (26) $    4,629 $      (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645        (477)
  States and political subdivisions..........         36         (2)         --         --          36          (2)
  Foreign governments........................         68         (4)          7         (1)         75          (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559        (265)
  Residential mortgage-backed................        260         (1)          1         --         261          (1)
  Asset-backed...............................          2         --          28         (3)         30          (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311         (51)
                                              ---------- ----------  ---------- ----------  ---------- -----------

Total........................................ $    7,654 $     (725) $      892 $     (292) $    8,546 $    (1,017)
                                              ========== ==========  ========== ==========  ========== ===========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2014 and 2013 were $146 million and $158 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2014 and 2013, respectively, approximately $1,788 million and $1,913 million, or 5.8% and 6.6%, of the $30,795 million and $28,836 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $85 million and $215 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, respectively, the $219 million and $292 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2014 or 2013. As of December 31, 2014, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2014 and 2013, respectively, the Company owned $8 million and $10 million in RMBS backed by subprime residential mortgage loans, and $7 million and $8 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2014, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $12 million.

   At December 31, 2014 and 2013, respectively, the amortized cost of the Company's trading account securities was $5,160 million and $4,225 million with respective fair values of $5,143 million and $4,221 million. Also at December 31, 2014 and 2013, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $197 million and $192 million and costs of $185 million and $183 million as well as other equity securities with carrying values of $38 million and $34 million and costs of $36 million and $37 million.

   In 2014, 2013 and 2012, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $24 million, $48 million and $69 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $93 million and $135 million at December 31, 2014 and 2013, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $2 million and $7 million in 2014, 2013 and 2012, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4 million, $7 million and $8 million in 2014, 2013 and 2012, respectively.

   Troubled Debt Restructurings

   In 2011, the mortgage loan shown in the table below was modified to interest only payments. Since 2011, this loan has been modified two additional times to extend interest only payments through maturity. The maturity date was also extended from November 5, 2014 to December 5, 2015. Since the fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2014


                                                         OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ------------------------------------
                                              OF LOANS PRE-MODIFICATION POST - MODIFICATION
                                              -------- ---------------- -------------------

                                                              (DOLLARS IN MILLIONS)

Commercial mortgage loans....................        1               84                  93

   There were no default payments on the above loan during 2014. There were no agricultural troubled debt restructuring mortgage loans in 2014.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2014, 2013 and 2012 are as follows:

                                                             COMMERCIAL MORTGAGE LOANS
                                                             -------------------------
                                                               2014     2013     2012
                                                             -------  -------  -------
ALLOWANCE FOR CREDIT LOSSES:                                       (IN MILLIONS)
Beginning Balance, January 1,............................... $    42  $    34  $    32
   Charge-offs..............................................     (14)      --       --
   Recoveries...............................................      --       (2)     (24)
   Provision................................................       9       10       26
                                                             -------  -------  -------
Ending Balance, December 31,................................ $    37  $    42  $    34
                                                             =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment.................... $    37  $    42  $    34
                                                             =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2014, 2013 and 2012.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2014 and 2013, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2014

                                                             DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------------
                                                                                                  LESS    TOTAL
                                               GREATER   1.8X TO   1.5X TO    1.2X TO  1.0X TO    THAN   MORTGAGE
                                              THAN 2.0X   2.0X      1.8X       1.5X     1.2X      1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- -------- ---------- --------- -------- -------- ---------
                                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      335 $     -- $       -- $      59 $     34 $     -- $     428
  50% - 70%..................................        963      440        872       839       54       --     3,168
  70% - 90%..................................        211       --         61       265       79       --       616
  90% plus...................................        156       --         --        --       --       47       203
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Commercial Mortgage Loans.............. $    1,665 $    440 $      933 $   1,163 $    167 $     47 $   4,415
                                              ========== ======== ========== ========= ======== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      184 $    100 $      232 $     408 $    206 $     50 $   1,180
  50% - 70%..................................        143       87        201       223      204       47       905
  70% - 90%..................................         --       --         --        --       --       --        --
  90% plus...................................         --       --         --        --       --       --        --
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Agricultural Mortgage Loans............ $      327 $    187 $      433 $     631 $    410 $     97 $   2,085
                                              ========== ======== ========== ========= ======== ======== =========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      519 $    100 $      232 $     467 $    240 $     50 $   1,608
  50% - 70%..................................      1,106      527      1,073     1,062      258       47     4,073
  70% - 90%..................................        211       --         61       265       79       --       616
  90% plus...................................        156       --         --        --       --       47       203
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Mortgage Loans......................... $    1,992 $    627 $    1,366 $   1,794 $    577 $    144 $   6,500
                                              ========== ======== ========== ========= ======== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2013

                                                         Debt Service Coverage Ratio
                                              -------------------------------------------------
                                                                                         Less    Total
                                               Greater  1.8x to 1.5x to 1.2x to 1.0x to  than   Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x    1.2x    1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- ------- ------- ------- ---------
                                                                     (In Millions)
Commercial Mortgage Loans/(1)/
0% - 50%..................................... $     285 $    -- $    -- $    -- $    36 $    -- $     321
50% - 70%....................................       360     573     671     533     135      --     2,272
70% - 90%....................................       116      --     313     240     105     219       993
90% plus.....................................       135      --      --      60      27      48       270
                                              --------- ------- ------- ------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $     896 $   573 $   984 $   833 $   303 $   267 $   3,856
                                              ========= ======= ======= ======= ======= ======= =========

                                                           Debt Service Coverage Ratio
                                              ------------------------------------------------------
                                                                                              Less    Total
                                               Greater   1.8x to  1.5x to   1.2x to  1.0x to  than   Mortgage
                                              than 2.0x   2.0x     1.8x      1.5x     1.2x    1.0x    Loans
Loan-to-Value Ratio:/(2)/                     ---------- -------- -------- --------- ------- ------- ---------
                                                                       (In Millions)
Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $      185 $     82 $    214 $     410 $   208 $    49 $   1,148
50% - 70%....................................        127       50      193       164     149      39       722
70% - 90%....................................         --       --       --        --      --      --        --
90% plus.....................................         --       --       --        --      --      --        --
                                              ---------- -------- -------- --------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      312 $    132 $    407 $     574 $   357 $    88 $   1,870
                                              ========== ======== ======== ========= ======= ======= =========

Total Mortgage Loans/(1)/
0% - 50%..................................... $      470 $     82 $    214 $     410 $   244 $    49 $   1,469
50% - 70%....................................        487      623      864       697     284      39     2,994
70% - 90%....................................        116       --      313       240     105     219       993
90% plus.....................................        135       --       --        60      27      48       270
                                              ---------- -------- -------- --------- ------- ------- ---------

Total Mortgage Loans......................... $    1,208 $    705 $  1,391 $   1,407 $   660 $   355 $   5,726
                                              ========== ======== ======== ========= ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2014 and 2013, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                  RECORDED
                                                                                                 INVESTMENT
                                                                                  TOTAL    (GREATER THAN) 90 DAYS
                       30-59    60-89        90 DAYS                            FINANCING           AND
                       DAYS     DAYS    OR (GREATER THAN)   TOTAL    CURRENT   RECEIVABLES        ACCRUING
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
                                                             (IN MILLIONS)
DECEMBER 31, 2014
-----------------

 Commercial.......... $     -- $     -- $              -- $      -- $    4,415 $     4,415 $                   --
 Agricultural........        1        7                 3        11      2,074       2,085                      3
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
TOTAL MORTGAGE LOANS. $      1 $      7 $               3 $      11 $    6,489 $     6,500 $                    3
                      ======== ======== ================= ========= ========== =========== ======================
December 31, 2013
-----------------

 Commercial.......... $     -- $     -- $              -- $      -- $    3,856 $     3,856 $                   --
 Agricultural........        5        4                14        23      1,847       1,870                     14
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
Total Mortgage Loans. $      5 $      4 $              14 $      23 $    5,703 $     5,726 $                   14
                      ======== ======== ================= ========= ========== =========== ======================

   The following table provides information relating to impaired mortgage loans at December 31, 2014 and 2013, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      156 $      156 $      (37) $          148  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $      156 $      156 $      (37) $          148  $        2
                                              ========== ========== ==========  ==============  ==========

December 31, 2013:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $            1  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42) $          139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $      135 $      135 $      (42) $          139  $        2
                                              ========== ========== ==========  ==============  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY REAL ESTATE

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,490 million and $1,596 million, respectively, at December 31, 2014 and 2013. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $1 million and $6 million, respectively, at December 31, 2014 and 2013. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $206 million and $170 million, respectively, for 2014, 2013 and 2012.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate swaptions to reduce the risk associated with minimum guarantees on these interest-sensitive contracts.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDS"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These ASWs, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                      FAIR VALUE
                                                            ------------------------------
                                                                                           GAINS (LOSSES)
                                                NOTIONAL         ASSET        LIABILITY      REPORTED IN
                                                 AMOUNT       DERIVATIVES    DERIVATIVES   EARNINGS (LOSS)
                                              ------------- --------------- -------------- ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $       5,933 $             1 $            2 $          (522)
  Swaps......................................         1,169              22             15             (88)
  Options....................................         6,896           1,215            742             196
Interest rate contracts:/(1)/
  Floors.....................................         2,100             120             --               9
  Swaps......................................        11,608             605             15           1,507
  Futures....................................        10,647              --             --             459
  Swaptions..................................         4,800              72             --              37
Credit contracts:/(1)/
  Credit default swaps.......................         1,942               9             27               4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................           149               2             --               3
                                                                                           ---------------
NET INVESTMENT INCOME (LOSS).................                                                        1,605
                                                                                           ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................            --          10,711             --           3,964
GIB and GWBL and other features/(2)/.........            --              --            128            (128)
SCS, SIO, MSO and IUL indexed features/(3)/..            --              --            380            (199)
                                              ------------- --------------- -------------- ---------------

Balances, December 31, 2014.................. $      45,244 $        12,757 $        1,309 $         5,242
                                              ============= =============== ============== ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2013

                                                                   Fair Value
                                                            -------------------------
                                                                                      Gains (Losses)
                                                Notional       Asset      Liability     Reported In
                                                 Amount     Derivatives  Derivatives  Earnings (Loss)
                                              ------------- ------------ ------------ ---------------
                                                                   (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $       4,935 $         -- $          3 $        (1,434)
  Swaps......................................         1,293           --           51            (316)
  Options....................................         7,506        1,056          593             366
Interest rate contracts:/(1)/
  Floors.....................................         2,400          193           --              (5)
  Swaps......................................         9,823          216          212          (1,010)
  Futures....................................        10,763           --           --            (314)
  Swaptions..................................            --           --           --            (154)
Credit contracts:/(1)/
  Credit default swaps.......................           342           10            1               4
Other freestanding contracts:/(1)/
  Foreign currency contracts.................           112            1            1              (3)
                                                                                      ---------------
Net investment income (loss).................                                                  (2,866)
                                                                                      ---------------

Embedded derivatives:
GMIB reinsurance contracts...................            --        6,746           --          (4,297)
GIB and GWBL and other features/(2)/.........            --           --           --             265
SCS, SIO, MSO and IUL indexed features/(3)/..            --           --          346            (429)
                                              ------------- ------------ ------------ ---------------
Balances, December 31, 2013.................. $      37,174 $      8,222 $      1,207 $        (7,327)
                                              ============= ============ ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2014 are exchange-traded and net settled daily in cash. At December 31, 2014, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $229 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $29 million and
   (iii) the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $32 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a Credit Support Annex ("CSA") under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2014 and 2013, respectively, the Company held $1,225 million and $607 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2014 and 2013, respectively, were $28 million and $42 million, for which the Company posted collateral of $36 million and $35 million at December 31, 2014 and 2013, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   SECURITIES REPURCHASE AND REVERSE REPURCHASE TRANSACTIONS

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements and are reported in the consolidated balance sheets on a gross basis as Broker-dealer related payables or receivables. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, or U.S. government and government agency securities in an amount equal to 102%-105% of the fair value of the securities to be repurchased or resold and monitors their market values on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2014, the balance outstanding under securities repurchase and reverse repurchase transaction was $950 million. The Company utilized the funds received from these repurchase agreements to extend the duration of the assets within General Account investment portfolio. For other instruments used to extend the duration of the General Account investment portfolio see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2014

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,236 $          753 $            483
Interest rate contracts......................          755             12              743
Credit contracts.............................            7             27              (20)
                                              ------------ -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           40             --               40
                                              ------------ -------------- ----------------
  Total Derivatives..........................        2,038            792            1,246
Other financial instruments..................          732             --              732
                                              ------------ -------------- ----------------
  Other invested assets...................... $      2,770 $          792 $          1,978
                                              ============ ============== ================
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        753 $          753 $             --
Interest rate contracts......................           12             12               --
Credit contracts.............................           27             27               --
                                              ------------ -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          792            792               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------ -------------- ----------------
  Total Derivatives..........................          792            792               --
Other financial liabilities..................        2,939             --            2,939
                                              ------------ -------------- ----------------
  Other liabilities.......................... $      3,731 $          792 $          2,939
                                              ============ ============== ================
Repurchase agreements........................          950             --              950
Other broker-dealer related payables.........          551             --              551
                                              ------------ -------------- ----------------
  Broker-dealer related payables............. $      1,501 $           -- $          1,501
                                              ============ ============== ================

  /(1)/Excludes Investment Management segment's $8 million net derivative assets and $158 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $9 million net derivative liability and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2014

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE     FINANCIAL                        NET
                                               BALANCE SHEETS     INSTRUMENTS        CASH         AMOUNTS
                                              ----------------- --------------  -------------  --------------

                                                                       (IN MILLIONS)
ASSETS
Counterparty A............................... $              62 $           --  $         (62) $           --
Counterparty B...............................               102             --            (95)              7
Counterparty C...............................               111             --           (110)              1
Counterparty D...............................               228             --           (224)              4
Counterparty E...............................                60             --            (59)              1
Counterparty F...............................                63             --            (60)              3
Counterparty G...............................               145           (145)            --              --
Counterparty H...............................                31            (31)            --              --
Counterparty I...............................               136             --           (134)              2
Counterparty J...............................                28             --            (22)              6
Counterparty K...............................                44             --            (44)             --
Counterparty L...............................               113           (113)            --              --
Counterparty M...............................                76             --            (68)              8
Counterparty N...............................                40             --             --              40
Counterparty Q...............................                 4             --             (4)             --
Counterparty T...............................                 3             --             (3)             --
                                              ----------------- --------------  -------------  --------------
  Total Derivatives.......................... $           1,246 $         (289) $        (885) $           72
Other financial instruments..................               732             --             --             732
                                              ----------------- --------------  -------------  --------------
  OTHER INVESTED ASSETS...................... $           1,978 $         (289) $        (885) $          804
                                              ================= ==============  =============  ==============

LIABILITIES
Counterparty D............................... $             450 $         (450) $          --  $           --
Counterparty C...............................               500           (500)            --              --
Other Broker-dealer related payables.........               551             --             --             551
                                              ----------------- --------------  -------------  --------------
  BROKER-DEALER RELATED PAYABLES............. $           1,501 $         (950) $          --  $          551
                                              ================= ==============  =============  ==============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2013

                                                                 Gross
                                                  Gross         Amounts       Net Amounts
                                                 Amounts     Offset in the  Presented in the
                                                Recognized   Balance Sheets  Balance Sheets
                                              -------------- -------------- ----------------
                                                              (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $        1,056 $          642 $            414
Interest rate contracts......................            344            211              133
Credit contracts.............................              9             --                9
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................             64             --               64
                                              -------------- -------------- ----------------
  Total Derivatives..........................          1,473            853              620
Other financial instruments..................            733             --              733
                                              -------------- -------------- ----------------
  Other invested assets...................... $        2,206 $          853 $          1,353
                                              ============== ============== ================
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $          642 $          642 $             --
Interest rate contracts......................            211            211               --
  Total Derivatives, subject to an ISDA
   Master Agreement..........................            853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................             --             --               --
                                              -------------- -------------- ----------------
  Total Derivatives..........................            853            853               --
Other financial liabilities..................          2,653             --            2,653
                                              -------------- -------------- ----------------
  Other liabilities.......................... $        3,506 $          853 $          2,653
                                              ============== ============== ================

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2013

                                                                         Collateral (Received)/Held
                                                    Net Amounts         ----------------------------
                                              Presented in the Balance    Financial                        Net
                                                       Sheets            Instruments        Cash         Amounts
                                              ------------------------  -------------  -------------  --------------
                                                                          (In Millions)
Counterparty A............................... $                     46  $          --  $         (46) $           --
Counterparty B...............................                       17             --            (17)             --
Counterparty C...............................                       28             --            (28)             --
Counterparty D...............................                      175             --           (175)             --
Counterparty E...............................                       47             --            (47)             --
Counterparty F...............................                      (28)            --             28              --
Counterparty G...............................                      134           (134)            --              --
Counterparty H...............................                        4             --             (4)             --
Counterparty I...............................                       (2)            --              2              --
Counterparty J...............................                      (12)            --             12              --
Counterparty K...............................                       41             --            (38)              3
Counterparty L...............................                       72             --            (69)              3
Counterparty M...............................                       30             --            (30)             --
Counterparty N...............................                       64             --             --              64
Counterparty Q...............................                        4             --             (4)             --
                                              ------------------------  -------------  -------------  --------------
  Total Derivatives.......................... $                    620  $        (134) $        (416) $           70
Other financial instruments..................                      733             --             --             733
                                              ------------------------  -------------  -------------  --------------
  Other invested assets...................... $                  1,353  $        (134) $        (416) $          803
                                              ========================  =============  =============  ==============

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                          2014        2013        2012
                                                       ----------  ----------  ----------
                                                                  (IN MILLIONS)

Fixed maturities...................................... $    1,431  $    1,462  $    1,529
Mortgage loans on real estate.........................        306         284         264
Equity real estate....................................          1           1          14
Other equity investments..............................        202         234         189
Policy loans..........................................        216         219         226
Short-term investments................................          1           1          15
Derivative investments................................      1,605      (2,866)       (978)
Broker-dealer related receivables.....................         15          14          14
Trading securities....................................         61          48          85
Other investment income...............................         32          34          33
                                                       ----------  ----------  ----------
Gross investment income (loss)........................      3,870        (569)      1,391
Investment expenses...................................        (53)        (57)        (50)
Interest expense......................................         (2)         (3)         (3)
                                                       ----------  ----------  ----------
Net Investment Income (Loss).......................... $    3,815  $     (629) $    1,338
                                                       ==========  ==========  ==========

   For 2014, 2013 and 2012, respectively, Net investment income (loss) from derivatives included $899 million, $(2,829) million and $(232) million of realized gains (losses) on contracts closed during those periods and $706 million, $(37) million and $(746) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                          2014        2013        2012
                                                       ----------  ----------  ----------
                                                                  (IN MILLIONS)

Fixed maturities...................................... $      (54) $      (75) $      (89)
Mortgage loans on real estate.........................         (3)         (7)         (7)
Other equity investments..............................         (2)        (17)        (13)
Other.................................................          1          --          12
                                                       ----------  ----------  ----------
Investment Gains (Losses), Net........................ $      (58) $      (99) $      (97)
                                                       ==========  ==========  ==========

   For 2014, 2013 and 2012, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $5 million, $8 million and $6 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,562 million and $3,504 million at December 31, 2014 and 2013, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2014 and 2013, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $610 million and $583 million at December 31, 2014 and 2013, respectively and the accumulated amortization of these intangible assets was $411 million and $384 million at December 31, 2014 and 2013, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $27 million, $24 million and $24 million for 2014, 2013 and 2012, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $28 million.

   At December 31, 2014 and 2013, respectively, net deferred sales commissions totaled $118 million and $71 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2014 net asset balance for each of the next five years is $43 million, $35 million, $27 million, $13 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2014, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AllianceBernstein acquired an approximate 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AllianceBernstein recorded $24 million of definite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AllianceBernstein also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AllianceBernstein does not own.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $163 million at December 31, 2014 and 2013, respectively. Amortization of capitalized software in 2014, 2013 and 2012 were $50 million, $119 million (including $45 million of accelerated amortization) and $77 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                     DECEMBER 31,
                                                                              ---------------------------
                                                                                  2014          2013
                                                                              ------------ --------------
                                                                                     (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other............ $      7,537 $        7,716
Policyholder dividend obligation.............................................          201            128
Other liabilities............................................................          117            144
                                                                              ------------ --------------
Total Closed Block liabilities............................................... $      7,855 $        7,988
                                                                              ------------ --------------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $4,829
   and $4,987)............................................................... $      5,143 $        5,232
Mortgage loans on real estate................................................        1,407          1,343
Policy loans.................................................................          912            949
Cash and other invested assets...............................................           14             48
Other assets.................................................................          176            186
                                                                              ------------ --------------
Total assets designated to the Closed Block..................................        7,652          7,758
                                                                              ------------ --------------
Excess of Closed Block liabilities over assets designated to the
  Closed Block...............................................................          203            230
Amounts included in accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of deferred
   income tax (expense) benefit of $(43) and $(45) and
   policyholder dividend obligation of $(201) and $(128).....................           80             83
                                                                              ------------ --------------
Maximum Future Earnings To Be Recognized From Closed Block
  Assets and Liabilities..................................................... $        283 $          313
                                                                              ============ ==============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                2014        2013        2012
                                                             ----------  ----------  ----------
                                                                        (IN MILLIONS)
REVENUES:
Premiums and other income................................... $      273  $      286  $      316
Investment income (loss)....................................        378         402         420
Net investment gains (losses)...............................         (4)        (11)         (9)
                                                             ----------  ----------  ----------
Total revenues..............................................        647         677         727
                                                             ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.......................        597         637         724
Other operating costs and expenses..........................          4           1          --
                                                             ----------  ----------  ----------
Total benefits and other deductions.........................        601         638         724
                                                             ----------  ----------  ----------
Net revenues, before income taxes...........................         46          39           3
Income tax (expense) benefit................................        (16)        (14)         (1)
                                                             ----------  ----------  ----------
Net Revenues (Losses)....................................... $       30  $       25  $        2
                                                             ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                             DECEMBER 31,
                                                        ---------------------
                                                           2014       2013
                                                        ---------- ----------
                                                            (IN MILLIONS)

Balances, beginning of year............................ $      128 $      373
Unrealized investment gains (losses)...................         73       (245)
                                                        ---------- ----------
Balances, End of year.................................. $      201 $      128
                                                        ========== ==========

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                       DECEMBER 31,
                                                                  ----------------------
                                                                     2014        2013
                                                                  ----------  ----------
                                                                       (IN MILLIONS)

Balance, beginning of year....................................... $      518  $      621
Contractholder bonus interest
   credits deferred..............................................         15          18
Amortization charged to income...................................       (150)       (121)
                                                                  ----------  ----------
Balance, End of Year............................................. $      383  $      518
                                                                  ==========  ==========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2014 and 2013, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2014

                                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
                                               --------------  -------------  ------------- ------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $           --  $      21,840  $         380 $     22,220
   U.S. Treasury, government and agency.......             --          7,331             --        7,331
   States and political subdivisions..........             --            472             47          519
   Foreign governments........................             --            446             --          446
   Commercial mortgage-backed.................             --             20            715          735
   Residential mortgage-backed/(1)/...........             --            793              2          795
   Asset-backed/(2)/..........................             --             46             53           99
   Redeemable preferred stock.................            254            635             --          889
                                               --------------  -------------  ------------- ------------
     Subtotal.................................            254         31,583          1,197       33,034
                                               --------------  -------------  ------------- ------------
  Other equity investments....................            217             --             61          278
  Trading securities..........................            710          4,433             --        5,143
  Other invested assets:
   Short-term investments.....................             --            103             --          103
   Swaps......................................             --            597             --          597
   Credit Default Swaps.......................             --            (18)            --          (18)
   Futures....................................             (2)            --             --           (2)
   Options....................................             --            473             --          473
   Floors.....................................             --            120             --          120
   Currency Contracts.........................             --              1             --            1
   Swaptions..................................             --             72             --           72
                                               --------------  -------------  ------------- ------------
     Subtotal.................................             (2)         1,348             --        1,346
                                               --------------  -------------  ------------- ------------
Cash equivalents..............................          2,725             --             --        2,725
Segregated securities.........................             --            476             --          476
GMIB reinsurance contracts....................             --             --         10,711       10,711
Separate Accounts' assets.....................        107,539          3,072            260      110,871
                                               --------------  -------------  ------------- ------------
   Total Assets............................... $      111,443  $      40,912  $      12,229 $    164,584
                                               ==============  =============  ============= ============

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2014

                                                 LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                              ------------- ------------ ------------ ------------
                                                                 (IN MILLIONS)
LIABILITIES
GWBL and other features' liability........... $          -- $         -- $        128 $        128
SCS, SIO, MSO and IUL indexed
   features' liability.......................            --          380           --          380
                                              ------------- ------------ ------------ ------------
   Total Liabilities......................... $          -- $        380 $        128 $        508
                                              ============= ============ ============ ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2013

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  ---------  -------- ----------
                                                              (In Millions)
Assets
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

Liabilities
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed
   features' liability........................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2014 and 2013, respectively, the fair value of public fixed maturities is approximately $24,779 million and $21,671 million or approximately 16.2% and 15.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2014 and 2013, respectively, the fair value of private fixed maturities is approximately $8,255 million and $7,748 million or approximately 5.4% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2014 and 2013, respectively, the net fair value of freestanding derivative positions is approximately $1,243 million and $617 million or approximately 92.3% and 86.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.1 million and $0.4 million at December 31, 2014 and 2013, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2014.

   At December 31, 2014 and 2013, respectively, investments classified as Level 1 comprise approximately 72.7% and 74.5% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2014 and 2013, respectively, investments classified as Level 2 comprise approximately 26.4% and 24.5% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2014 and 2013, respectively, approximately $821 million and $970 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETFs or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETFs or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2014 and 2013, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2014 and 2013, respectively, were approximately $135 million and $150 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $770 million and $787 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2014 and 2013, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $147 million and $133 million at December 31, 2014 and 2013, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2014. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.5% of total equity at December 31, 2014.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. One of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 classification to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2014 and 2013, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED      BACKED
                                                ---------  ---------  --------  -----------  -----------  --------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2014....................... $     291  $      46  $     --  $       700  $         4  $     83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --        --            2           --        --
     Investment gains (losses), net............         3         --        --          (89)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
       Subtotal................................         5         --        --          (87)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
   Other comprehensive income (loss)...........         6          2        --          135           --         7
Purchases......................................       162         --        --           --           --        --
Sales..........................................      (30)        (1)        --         (20)          (2)      (37)
Transfers into Level 3/(1)/....................        15         --        --           --           --        --
Transfers out of Level 3/(1)/..................      (69)         --        --         (13)           --        --
                                                ---------  ---------  --------  -----------  -----------  --------
BALANCE, DECEMBER 31, 2014..................... $     380  $      47  $     --  $       715  $         2  $     53
                                                =========  =========  ========  ===========  ===========  ========

BALANCE, JANUARY 1, 2013....................... $     355  $      50  $     19  $       900  $         9  $    113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --        --           --           --        --
     Investment gains (losses), net............         5         --        --          (68)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
       Subtotal................................ $       7  $      --  $     --  $       (68) $        --  $     --
                                                ---------  ---------  --------  -----------  -----------  --------
   Other comprehensive income (loss)...........        (1)        (3)       (2)          13           (1)        3
Purchases......................................        70         --        --           31           --        --
Sales..........................................      (150)        (1)      (17)        (160)          (4)      (22)
Transfers into Level 3/(1)/....................        20         --        --           --           --        --
Transfers out of Level 3/(1)/..................       (10)        --        --          (16)          --       (11)
                                                ---------  ---------  --------  -----------  -----------  --------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $     --  $       700  $         4  $     83
                                                =========  =========  ========  ===========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                                           State and
                                                           Political           Commercial  Residential
                                                             Sub-     Foreign  Mortgage-    Mortgage-   Asset-
                                                Corporate  divisions   Govts     backed      backed     backed
                                                ---------  ---------  -------  ----------  -----------  ------
                                                                         (In Millions)
BALANCE, JANUARY 1, 2012....................... $     432  $      53  $    22  $      902  $        14  $  172
Total gains (losses), realized and unrealized,
  included in:
     Earnings (loss) as:
     Net investment income (loss)..............         2         --       --           2           --      --
     Investment gains (losses), net............         4         --       --        (105)          --      --
                                                ---------  ---------  -------  ----------  -----------  ------
 Subtotal......................................         6         --       --        (103)          --      --
                                                ---------  ---------  -------  ----------  -----------  ------
Other comprehensive income (loss)..............        15         (1)      --         128           --       4
Purchases......................................        --         --       --          --           --      --
Sales..........................................       (47)        (2)      --         (27)          (5)    (25)
Transfers into Level 3/(1)/....................        17         --       --          --           --      --
Transfers out of Level 3/(1)/..................       (68)        --       (3)         --           --     (38)
                                                ---------  ---------  -------  ----------  -----------  ------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $    19  $      900  $         9  $  113
                                                =========  =========  =======  ==========  ===========  ======

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                ----------  ---------------  -----------  --------  ---------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2014....................... $       15  $            52  $     6,747  $    237  $      --
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --
     Investment gains (losses), net............         --                1           --        15         --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --
     Policyholders' benefits...................         --               --           --        --         (8)
                                                ----------  ---------------  -----------  --------  ---------
  Subtotal.....................................         --                4        3,744        15         (8)
                                                ----------  ---------------  -----------  --------  ---------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases......................................         --                8          225        16        136
Sales..........................................        (15)              (1)         (35)       (3)        --
Settlements....................................         --               --           --        (5)        --
Transfers into Level 3/(1)/....................         --               --           --        --         --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --
                                                ----------  ---------------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2014..................... $       --  $            61  $    10,711  $    260  $     128
                                                ==========  ===============  ===========  ========  =========

                                                                                                      GWBL
                                                Redeemable      Other          GMIB      Separate   and Other
                                                Preferred      Equity       Reinsurance  Accounts   Features
                                                  Stock    Investments/(2)/    Asset      Assets    Liability
                                                ---------- ---------------  -----------  --------  ----------
                                                                        (In Millions)
BALANCE, JANUARY 1, 2013....................... $       15 $            77  $    11,044  $    224  $      265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --              10           --        --          --
     Investment gains (losses), net............         --              (7)          --        10          --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --              --       (4,496)       --          --
     Policyholders' benefits...................         --              --           --        --        (351)
                                                ---------- ---------------  -----------  --------  ----------
  Subtotal..................................... $       -- $             3  $    (4,496) $     10  $     (351)
                                                ---------- ---------------  -----------  --------  ----------
Other comprehensive income (loss)..............         --              --           --        (1)         --
Purchases......................................         --               4          237         6          86
Sales..........................................         --              (3)         (38)       (3)         --
Settlements....................................         --              --           --        (2)         --
Transfers into Level 3/(1)/....................         --              --           --         3          --
Transfers out of Level 3/(1)/..................         --             (29)          --        --          --
                                                ---------- ---------------  -----------  --------  ----------
BALANCE, DECEMBER 31, 2013..................... $       15 $            52  $     6,747  $    237  $       --
                                                ========== ===============  ===========  ========  ==========

                                                                                                                   GWBL
                                                Redeemable        Other        Other       GMIB       Separate   and Other
                                                Preferred        Equity       Invested  Reinsurance   Accounts   Features
                                                  Stock     Investments/(2)/   Assets      Asset       Assets    Liability
                                                ----------- ----------------- --------  ------------ ---------  -----------
                                                                               (In Millions)
BALANCE, JANUARY 1, 2012....................... $        14 $              77 $     (2) $     10,547 $     215  $       291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Investment gains (losses), net............          --                --       --            --         8           --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --                --       --           315        --           --
     Policyholders' benefits...................          --                --       --            --        --          (77)
                                                ----------- ----------------- --------  ------------ ---------  -----------
  Subtotal.....................................          --                --       --           315         8          (77)
                                                ----------- ----------------- --------  ------------ ---------  -----------
Other comprehensive income (loss)..............           1                --        2            --        --           --
Purchases......................................          --                --       --           182         6           51
Sales..........................................          --                --       --            --        (2)          --
Settlements....................................          --                --       --            --        (3)          --
                                                ----------- ----------------- --------  ------------ ---------  -----------
BALANCE, DECEMBER 31, 2012..................... $        15 $              77 $     --  $     11,044 $     224  $       265
                                                =========== ================= ========  ============ =========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Trading securities' Level 3 amount.

   The table below details changes in unrealized gains (losses) for 2014 and 2013 by category for Level 3 assets and liabilities still held at December 31, 2014 and 2013, respectively:

                                                               EARNINGS (LOSS)
                                                --------------------------------------------
                                                   NET     INVESTMENT        INCREASE
                                                INVESTMENT   GAINS    (DECREASE) IN THE FAIR             POLICY-
                                                  INCOME   (LOSSES),   VALUE OF REINSURANCE              HOLDERS'
                                                  (LOSS)      NET           CONTRACTS            OCI     BENEFITS
                                                ---------- ---------- ----------------------  --------- ---------

                                                                          (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2014
STILL HELD AT DECEMBER 31, 2014:
  Change in unrealized gains (losses):
   Fixed maturities, available-for- sale:
     Corporate................................. $       -- $       --  $                  --  $       6 $      --
     State and political subdivisions..........         --         --                     --          2        --
     Commercial mortgage- backed...............         --         --                     --        112        --
     Asset-backed..............................         --         --                     --          7        --
     Other fixed maturities,
       available-for-sale......................         --         --                     --         --        --
                                                ---------- ----------  ---------------------  --------- ---------
       Subtotal................................ $       -- $       --  $                  --  $     127 $      --
                                                ---------- ----------  ---------------------  --------- ---------
   GMIB reinsurance contracts..................         --         --                  3,964         --        --
   Separate Accounts' assets...................         --         15                     --         --        --
   GWBL and other features' liability..........         --         --                     --         --       128
                                                ---------- ----------  ---------------------  --------- ---------
       Total................................... $       -- $       15  $               3,964  $     127 $     128
                                                ========== ==========  =====================  ========= =========

Level 3 Instruments
Full Year 2013
Still Held at December 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for- sale:
     Corporate................................. $       -- $       --  $                  --  $     (2) $      --
     State and political subdivisions..........         --         --                     --        (4)        --
     Commercial mortgage- backed...............         --         --                     --          6        --
     Asset-backed..............................         --         --                     --          4        --
     Other fixed maturities,
       available-for-sale......................         --         --                     --         --        --
                                                ---------- ----------  ---------------------  --------- ---------
       Subtotal................................ $       -- $       --  $                  --  $       4 $      --
                                                ---------- ----------  ---------------------  --------- ---------
     GMIB reinsurance contracts................         --         --                 (4,297)        --        --
     Separate Accounts' assets.................         --         10                     --         --        --
     GWBL and other features' liability........         --         --                     --         --      (265)
                                                ---------- ----------  ---------------------  --------- ---------
       Total................................... $       -- $       10  $              (4,297) $       4 $    (265)
                                                ========== ==========  =====================  ========= =========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2014 and 2013, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2014

                                FAIR         VALUATION
                                VALUE        TECHNIQUE         SIGNIFICANT UNOBSERVABLE INPUT         RANGE
                               ------- ---------------------- --------------------------------- -----------------
ASSETS:                                                      (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable                          Discount rate
                                         companies                                                11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

   Other equity investments...      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                           Treasury curve Gross 238 BPS - 395 BPS
                                                                          domestic product rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/................ $   107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2013

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                                ------ ---------------------- --------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate................... $   54 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve 125 bps - 550 bps
-----------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.      1 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve      45 bps
-----------------------------------------------------------------------------------------------------------------

   Asset-backed................      7 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 bps - 687 bps
-----------------------------------------------------------------------------------------------------------------

   Other equity investments....     52 Market comparable                   Revenue multiple R&D    1.2x - 4.9x
                                         companies                            multiple Discount   1.1x - 17.1x
                                                                                  rate Discount       18.0%
                                                                        years Discount for lack         1
                                                                           of marketability and
                                                                                   risk factors   50.0% - 60.0%
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......    215 Third party appraisal           Capitalization rate Exit       5.4%
                                                                                 capitalization       6.4%
                                                                             rate Discount rate       7.4%

                                    11 Discounted cash flow                    Spread over U.S.
                                                                           Treasury curve Gross 256 bps - 434 bps
                                                                               domestic product    0.0% - 2.3%
                                                                           rate Discount factor    3.3% - 6.8%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  6,747 Discounted cash flow              Lapse Rates Withdrawal    1.0% - 8.0%
                                                                         Rates GMIB Utilization    0.2% - 8.0%
                                                                          Rates Non-performance   0.0% - 15.0%
                                                                        risk Volatility rates -  7 bps - 21 bps
                                                                                         Equity   20.0% - 33.0%
-----------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/................. $   61 Discounted cash flow              Lapse Rates Withdrawal    1.0% - 8.0%
                                                                       Rates Volatility rates -    0.0% - 7.0%
                                                                                         Equity   20.0% - 33.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2014 and 2013, respectively, are approximately $1,045 million and $1,088 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 68.8% and 76.2% of total assets classified as Level 3 and represent only 0.7% and 0.8% of total assets measured at fair value on a recurring basis at December 31, 2014 and 2013 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2014 and 2013, respectively, are approximately $207 million and $54 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 54.5% and 18.6% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2014 and 2013, are approximately 0.0% and 25.0%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2014 and 2013, are approximately 9.4% and 8.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2014 and 2013, respectively, are approximately $31 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2014 and 2013, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $3 million and $10 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2014 and 2013, primarily consist of a private real estate fund with a fair value of approximately $234 million and $215 million, a private equity investment with a fair value of approximately $2 million and $4 million and mortgage loans with fair value of approximately $5 million and $7 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $11 million and $8 million at December 31, 2014 and $3 million and $7 million at December 31, 2013, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2014 and 2013 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                                FAIR VALUE
                                                   CARRYING   ----------------------------------------------
                                                    VALUE       LEVEL 1    LEVEL 2     LEVEL 3      TOTAL
                                                 ------------ ----------- ---------- ------------ ----------

                                                                        (IN MILLIONS)
December 31, 2014:
Mortgage loans on real estate................... $      6,463 $        -- $       -- $      6,617 $    6,617
Loans to affiliates.............................        1,087          --        810          393      1,203
Policyholders liabilities: Investment contracts.        2,799          --         --        2,941      2,941
Policy loans....................................        3,408          --         --        4,406      4,406
Short-term debt.................................          200          --        212           --        212
December 31, 2013:
Mortgage loans on real estate................... $      5,684 $        -- $       -- $      5,716 $    5,716
Loans to affiliates.............................        1,088          --        800          398      1,198
Policyholders liabilities: Investment contracts.        2,435          --         --        2,523      2,523
Policy loans....................................        3,434          --         --        4,316      4,316
Long-term debt..................................          200          --        225           --        225
Loans from affiliates...........................          825          --        969           --        969

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB     GMIB    TOTAL
                                              -------  -------  -------
                                                    (IN MILLIONS)

Balance at January 1, 2012................... $ 1,593  $ 4,130  $ 5,723
  Paid guarantee benefits....................    (288)     (77)    (365)
  Other changes in reserve...................     467      508      975
                                              -------  -------  -------
Balance at December 31, 2012.................   1,772    4,561    6,333
  Paid guarantee benefits....................    (237)    (325)    (562)
  Other changes in reserve...................      91      (33)      58
                                              -------  -------  -------
Balance at December 31, 2013.................   1,626    4,203    5,829
  Paid guarantee benefits....................    (231)    (220)    (451)
  Other changes in reserve...................     334    1,661    1,995
                                              -------  -------  -------
Balance at December 31, 2014................. $ 1,729  $ 5,644  $ 7,373
                                              =======  =======  =======

   Related GMDB reinsurance ceded amounts were:

                                                            GMDB
                                                        -------------
                                                        (IN MILLIONS)

Balance at January 1, 2012............................. $         716
  Paid guarantee benefits..............................          (127)
  Other changes in reserve.............................           255
                                                        -------------
Balance at December 31, 2012...........................           844
  Paid guarantee benefits..............................          (109)
  Other changes in reserve.............................            56
                                                        -------------
Balance at December 31, 2013...........................           791
  Paid guarantee benefits..............................          (114)
  Other changes in reserve.............................           155
                                                        -------------
Balance at December 31, 2014........................... $         832
                                                        =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2014 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM      RATCHET     ROLL-UP      COMBO        TOTAL
                                               -----------  ----------  ----------  -----------  -----------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $    13,033  $      198  $       85  $       356  $    13,672
   Separate Accounts.......................... $    38,629  $    8,632  $    3,905  $    36,882  $    88,048
  Net amount at risk, gross................... $       240  $      136  $    2,176  $    12,224  $    14,776
  Net amount at risk, net of
   amounts reinsured.......................... $       240  $       90  $    1,454  $     4,758  $     6,542
  Average attained age of contractholders.....        51.0        65.0        71.0         65.9         54.8
  Percentage of contractholders over age 70...         8.7%       34.0%       55.7%        36.1%        16.1%
  Range of contractually specified
   interest rates.............................         N/A         N/A      3% - 6%    3% - 6.5%    3% - 6.5%

                                              RETURN OF
                                               PREMIUM  RATCHET   ROLL-UP      COMBO       TOTAL
                                              --------- ------- ----------  ----------  ----------
                                                              (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account...........................       N/A     N/A $      406  $      365  $      771
   Separate Accounts.........................       N/A     N/A $   12,271  $   45,813  $   58,084
  Net amount at risk, gross..................       N/A     N/A $    1,126  $    4,246  $    5,372
  Net amount at risk, net of
   amounts reinsured.........................       N/A     N/A $      342  $    1,045  $    1,387
  Weighted average years remaining
   until annuitization.......................       N/A     N/A        1.0         2.7         2.6
  Range of contractually specified
   interest rates............................       N/A     N/A     3% - 6%   3% - 6.5%   3% - 6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $508 million and $346 million at December 31, 2014 and 2013, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2014, the Company's program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts expired. The Company believes that this program was mutually beneficial to both the Company and policyholders, who no longer needed or wanted the GMDB and GMIB rider. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who did not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the differences in accounting recognition between the fair value of the reinsurance contract asset, the gross reserves and DAC, the net impact of the buyback was a $29 million and $20 million decrease to Net earnings in 2014 and 2013 respectively. For additional information, see "Accounting for Variable Annuities with GMDB and GMIB Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2014       2013
                                              ---------- ----------
                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   67,108 $   64,035
Fixed income.................................      3,031      3,330
Balanced.....................................     17,505     19,237
Other........................................        404        496
                                              ---------- ----------
Total........................................ $   88,048 $   87,098
                                              ========== ==========

GMIB:
-----
Equity....................................... $   43,850 $   41,603
Fixed income.................................      1,988      2,208
Balanced.....................................     12,060     13,401
Other........................................        186        246
                                              ---------- ----------
Total........................................ $   58,084 $   57,458
                                              ========== ==========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2014, the total account value and net amount at risk of the hedged variable annuity contracts were $51,411 million and $5,408 million, respectively, with the GMDB feature and $35,717 million and $1,188 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                               REINSURANCE
                                              DIRECT LIABILITY    CEDED        NET
                                              ---------------- -----------  ----------
                                                           (IN MILLIONS)

Balance at January 1, 2012................... $            470        (262) $      208
  Other changes in reserves..................               86         (48)         38
                                              ---------------- -----------  ----------
Balance at December 31, 2012.................              556        (310)        246
  Other changes in reserves..................              273        (131)        142
                                              ---------------- -----------  ----------
Balance at December 31, 2013.................              829        (441)        388
  Other changes in reserves..................              135        (114)         21
                                              ---------------- -----------  ----------
Balance at December 31, 2014................. $            964 $      (555) $      409
                                              ================ ===========  ==========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2014, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.9% and 50.7%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.2% and 51.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2014 and 2013 were $10,711 million and $6,747 million, respectively. The increases (decreases) in fair value were $3,964 million, $(4,297) million and $497 million for 2014, 2013 and
    2012, respectively.

   At December 31, 2014 and 2013, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,367 million and $2,379 million, of which $2,069 million and $2,073 million related to three specific reinsurers, which were Zurich Insurance Company Ltd.

   (AA - rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (A+ rating). At December 31, 2014 and 2013, affiliated reinsurance recoverables related to insurance contracts amounted to $1,684 million and $1,555 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $72 million and $70 million are included in other liabilities in the consolidated balance sheets at December 31, 2014 and 2013, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $110 million and $143 million at December 31, 2014 and 2013, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2014 and 2013 were $757 million and $709 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                         2014    2013    2012
                                                        ------  ------  ------
                                                             (IN MILLIONS)

Direct premiums........................................ $  844  $  848  $  873
Reinsurance assumed....................................    211     213     219
Reinsurance ceded......................................   (541)   (565)   (578)
                                                        ------  ------  ------
Premiums............................................... $  514  $  496  $  514
                                                        ======  ======  ======
Universal Life and Investment-type Product Policy Fee
  Income Ceded......................................... $  270  $  247  $  234
                                                        ======  ======  ======
Policyholders' Benefits Ceded.......................... $  726  $  703  $  667
                                                        ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $78 million and $79 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, respectively, $1,714 million and $1,687 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                          2014     2013     2012
                                                        --------- ------- ---------
                                                               (IN MILLIONS)

Incurred benefits related to current year.............. $      14 $    15 $      16
Incurred benefits related to prior years...............        16      10        14
                                                        --------- ------- ---------
Total Incurred Benefits................................ $      30 $    25 $      30
                                                        ========= ======= =========
Benefits paid related to current year.................. $      20 $    19 $      21
Benefits paid related to prior years...................        11      13        16
                                                        --------- ------- ---------
Total Benefits Paid.................................... $      31 $    32 $      37
                                                        ========= ======= =========

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2014    2013
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein:
  Commercial paper (with interest rates of
   0.3% and 0.3%)............................ $   489 $   268
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200      --
                                              ------- -------
Total short-term debt........................     689     268
                                              ------- -------
Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............      --     200
                                              ------- -------
Total long-term debt.........................      --     200
                                              ------- -------
Total short-term and long-term debt..........     689     468
                                              ======= =======

   Short-term Debt

   AllianceBernstein has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2014, AllianceBernstein and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2014 and 2013, AllianceBernstein and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2014 and 2013, AllianceBernstein and SCB LLC did not draw upon the Credit Facility.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AllianceBernstein named as an additional borrower, while three lines have no stated limit. As of December 31, 2014 and 2013, SCB LLC had no bank loans outstanding.

   Long-term Debt

   At December 31, 2014, the Company did not have any long-term debt outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), a subsidiary of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $29 million, $40 million and $37 million, respectively, for 2014, 2013 and 2012.

   In 2014, 2013 and 2012, respectively, the Company paid AXA Distribution and its subsidiaries $616 million, $621 million and $684 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $325 million, $345 million and $399 million, respectively, for their applicable share of operating expenses in 2014, 2013 and 2012, pursuant to the Agreements for Services.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2014 and 2013, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,560 million and $5,388 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2014, 2013 and 2012 related to the UL and no lapse guarantee riders totaled approximately $453 million, $474 million and $484 million, respectively. Ceded claims paid in 2014, 2013 and 2012 were $83 million, $70 million and $68 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($8,794 million at December 31, 2014) and/or letters of credit ($3,005 million at December 31, 2014). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2014, 2013 and 2012 totaled approximately $22 million, $21 million and $21 million, respectively. Claims and expenses paid in 2014, 2013 and 2012 were $10 million, $10 million and $13 million, respectively.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $75 million, $148 million and $135 million for 2014, 2013 and 2012, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $173 million, $165 million and $161 million in 2014, 2013 and 2012, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $15 million, $24 million and $26 million in 2014, 2013 and 2012, respectively. The net receivable (payable) related to these contracts was approximately $3 million and $(8) million at December 31, 2014 and 2013, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2014      2013      2012
                                              --------- --------- ---------
                                                      (IN MILLIONS)

Investment advisory and services fees........ $   1,062 $   1,010 $     879
Distribution revenues........................       433       455       408
Other revenues -- shareholder servicing fees.        91        91        89
Other revenues -- other......................         6         6         5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors a non-qualified defined benefit pension plan.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. A new company contribution was added to the 401(k) Plan effective January 1, 2014, in addition to the existing discretionary profit sharing contribution. AXA Equitable also provides an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2014, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $6 million cash contribution to its qualified pension plan in 2014. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2014, no minimum contribution is required to be made in 2015 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2015. AllianceBernstein currently does not plan to make a contribution to its pension plan during 2015.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                    2014     2013     2012
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Service cost...................................... $    9  $    40  $    40
Interest cost.....................................    107       99      109
Expected return on assets.........................   (155)    (155)    (146)
Actuarial (gain) loss.............................      1        1        1
Net amortization..................................    111      155      164
Curtailment.......................................     --        3       --
                                                   ------  -------  -------
Net Periodic Pension Expense...................... $   73  $   143  $   168
                                                   ======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                              DECEMBER 31,
                                                           ------------------
                                                             2014      2013
                                                           --------  --------
                                                              (IN MILLIONS)
Projected benefit obligation, beginning of year........... $  2,463  $  2,797
Service cost..............................................       --        32
Interest cost.............................................      107        99
Actuarial (gains) losses..................................      264      (260)
Benefits paid.............................................     (177)     (176)
Plan amendments and curtailments..........................       --       (29)
                                                           --------  --------
Projected Benefit Obligation, End of Year................. $  2,657  $  2,463
                                                           ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                              DECEMBER 31,
                                                           ------------------
                                                             2014      2013
                                                           --------  --------
                                                              (IN MILLIONS)
Pension plan assets at fair value, beginning of year...... $  2,401  $  2,396
Actual return on plan assets..............................      250       180
Contributions.............................................        6         4
Benefits paid and fees....................................     (184)     (179)
                                                           --------  --------
Pension plan assets at fair value, end of year............    2,473     2,401
PBO.......................................................    2,657     2,463
                                                           --------  --------
Excess of PBO Over Pension Plan Assets.................... $   (184) $    (62)
                                                           ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $184 million and $62 million at December 31, 2014 and 2013, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,657 million and $2,473 million, respectively, at December 31, 2014 and $2,463 million and $2,401 million, respectively, at December 31, 2013. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,657 million and $2,473 million, respectively, at

   December 31, 2014 and $2,463 million and $2,401 million, respectively, at December 31, 2013. The accumulated benefit obligation for all defined benefit pension plans was $2,657 million and $2,463 million at December 31, 2014 and 2013, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2014 and 2013 that have not yet been recognized as components of net periodic pension cost:

                                                          DECEMBER 31,
                                                        -----------------
                                                          2014     2013
                                                        -------- --------
                                                          (IN MILLIONS)

Unrecognized net actuarial (gain) loss................. $  1,144 $  1,181
                                                        -------- --------
  Total................................................ $  1,144 $  1,181
                                                        ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $120 million and
    $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2014 and 2013:

                                                        DECEMBER 31,
                                                        ------------
                                                         2014   2013
                                                        -----  -----
                                                        (IN MILLIONS)

Fixed Maturities.......................................  49.4%  49.0%
Equity Securities......................................  38.8   39.1
Equity real estate.....................................   9.8    9.3
Cash and short-term investments........................   1.3    1.9
Other..................................................   0.7    0.7
                                                        -----  -----
  Total................................................ 100.0% 100.0%
                                                        =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are established by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In the first quarter of 2014, AXA Equitable's qualified pension plan discontinued its equity-hedging program at maturity of the underlying positions and modified the investment allocation strategy to target a 50%-50% mix of long-duration bonds and "return-seeking" assets, the latter to include investments in hedge funds and real estate and a 50% allocation to public equities. Plan assets were managed during 2014 to achieve the targeted 50%-50% mix at December 31, 2014 with public equities and real estate comprising return-seeking assets and an expectation for initial investments in hedge funds to begin in 2015.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2014 and 2013, respectively.

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
DECEMBER 31, 2014:                            ------- -------- ------- ---------
ASSET CATEGORIES                                        (IN MILLIONS)
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $     833
  U.S. Treasury, government and agency.......      --      358      --       358
  States and political subdivisions..........      --       18      --        18
  Other structured debt......................      --        9       3        12
Common and preferred equity..................     743      177      --       920
Mutual funds.................................      46       --      --        46
Private real estate investment funds.........      --       --       1         1
Private real estate investment trusts........      --       10     242       252
Cash and cash equivalents....................      13       --      --        13
Short-term investments.......................      --       20      --        20
                                              ------- -------- ------- ---------
   Total..................................... $   802 $  1,425 $   246 $   2,473
                                              ======= ======== ======= =========


                                              Level 1  Level 2  Level 3   Total
December 31, 2013:                            ------- --------- ------- ---------
Asset Categories                                         (In Millions)
Fixed Maturities:
  Corporate.................................. $    -- $     801 $    -- $     801
  U.S. Treasury, government and agency.......      --       343      --       343
  States and political subdivisions..........      --        16      --        16
  Other structured debt......................      --         6       4        10
Common and preferred equity..................     716       191      --       907
Mutual funds.................................      44        --      --        44
Private real estate investment funds.........      --        --       2         2
Private real estate investment trusts........      --        11     220       231
Cash and cash equivalents....................       1        --      --         1
Short-term investments.......................      23        23      --        46
                                              ------- --------- ------- ---------
   Total..................................... $   784 $   1,391 $   226 $   2,401
                                              ======= ========= ======= =========

   At December 31, 2014, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. At December 31, 2013, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $1 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The table below presents a reconciliation for all Level 3 qualified pension plan assets at December 31, 2014 and 2013, respectively.

                                                          PRIVATE
                                                        REAL ESTATE   PRIVATE
                                          FIXED         INVESTMENT   INVESTMENT  COMMON
                                     MATURITIES/(1)/       FUNDS       TRUSTS    EQUITY     TOTAL
                                    -----------------  ------------  ---------- --------  --------
                                                             (IN MILLIONS)
Balance at January 1, 2014......... $               4  $          2  $      220 $     --  $    226
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2014...............                --            --          22       --        22
  Purchases/issues.................                --            --          --       --        --
  Sales/settlements................                --            (1)         --       (1)       (2)
  Transfers into/out of Level 3....                --            --          --       --        --
                                    -----------------  ------------  ---------- --------  --------
Balance at December 31, 2014....... $               4  $          1  $      242 $     (1) $    246
                                    =================  ============  ========== ========  ========

Balance at January 1, 2013......... $               5  $          3  $      197 $     --  $    205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013...............                --            --          23       --        23
  Transfers into/out of Level 3....                (1)           (1)         --       --        (2)
                                    -----------------  ------------  ---------- --------  --------
Balance at December 31, 2013....... $               4  $          2  $      220 $     --  $    226
                                    =================  ============  ========== ========  ========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under AXA Equitable's qualified pension plan was discounted using a published high-quality bond yield curve. The discount rate used to measure the benefit obligation at December 31, 2014 and 2013 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefit obligation as the aforementioned discounted cash flow analysis.

   In 2014, AXA Equitable modified its practice for calculating the discount rate used to measure and report its defined benefit obligations primarily to change the reference high-quality bond yield curve from the Citigroup-AA curve to the Citigroup Above-Median-AA curve and to incorporate other refinements adding incremental precision to the calculation. These changes increased the resulting discount rate by 10 bps at December 31, 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million. Had the modifications and refinements to the discount rate calculation been applied at December 31, 2013, the discount rate and measurement of the funded status of the plan would not have changed from what was previously reported.

   In 2014, the Society of Actuaries ("SOA") finalized new mortality tables and a new mortality improvement scale, reflecting improved life expectancies and an expectation that trend will continue. AXA Equitable considered this new data and determined that mortality experience of the AXA Qualified Plan as well as other relevant demographics supported its retention of the existing SOA mortality tables combined with the use of a more robust improvements scale. Adoption of that modification, including projection of assumed mortality on a full generational approach, increased the December 31, 2014 unfunded PBO of AXA Equitable's qualified pension plan and the related pre-tax charge to shareholders' equity attributable to AXA Equitable by approximately $54 million.

   The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2014 and 2013.

                                                                        2014    2013
                                                                       ------- -------
Discount rates:
  Benefit obligation..................................................   3.60%   4.50%
  Periodic cost.......................................................   3.60%   4.50%
Rates of compensation increase:
  Benefit obligation and periodic cost................................   6.00%   6.00%
Expected long-term rates of return on pension plan assets
  (periodic cost).....................................................   6.75%   6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $10 million and $12 million for 2014, 2013 and 2012, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2015, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2014 and include benefits attributable to estimated future employee service.

                                                                PENSION
                                                               BENEFITS
                                                             -------------
                                                             (IN MILLIONS)

2015........................................................ $         188
2016........................................................           194
2017........................................................           189
2018........................................................           186
2019........................................................           182
Years 2020-2024.............................................           841

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2014, 2013 and 2012 for share-based payment arrangements as further described herein are as follows:

                                                2014     2013      2012
                                              -------- --------  --------
                                                     (IN MILLIONS)
Performance Unit/Shares...................... $     10 $     43  $     24
Stock Options................................        1        2         3
AXA Shareplan................................       10       13        18
AXA Miles....................................       --       --         1
AllianceBernstein Stock Options..............       --       (4)        1
AllianceBernstein Restricted Units...........      171      286       148
                                              -------- --------  --------
Total Compensation Expenses.................. $    192 $    340  $    195
                                              ======== ========  ========

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2014, they were granted performance shares under the AXA International Performance Share Plan 2014 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2014 GRANT. On March 24, 2014, under the terms of the Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares earned during this performance period will vest and be settled on the third anniversary of the award date, and the second tranche of the performance shares earned will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2014, 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $0 million, $26 million and $11 million, respectively.

   For 2014, 2013 and 2012, the Company recognized compensation costs of $10 million, $43 million and $24 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2014 and 2013 was $84 million and $108 million, respectively. Approximately 6 million outstanding performance units and shares are at risk to achievement of 2014 performance criteria, primarily representing the performance shares grant of March 24, 2014 for which cumulative average 2014-2016 performance targets will determine the number of performance shares earned and including all of the performance unit award granted on March 22, 2013.

   Stock Options

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $345,000.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $131,000 and $357,000, respectively.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014, 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $192,000, $504,000 and $791,000.

   Shares Authorized

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2014 follows:

                                                                  Options Outstanding
                                    ------------------------------------------------------------------------------
                                                                                           AllianceBernstein Holding
                                         AXA Ordinary Shares            AXA ADRs/(3)/                Units
                                    ----------------------------   ----------------------- -----------------------
                                                     Weighted                    Weighted                 Weighted
                                      Number         Average         Number      Average     Number       Average
                                    Outstanding      Exercise      Outstanding   Exercise  Outstanding    Exercise
                                    (In 000's)        Price        (In 000's)     Price    (In 000's)      Price
                                    -----------  ---------------   -----------  ---------- -----------  ----------

Options outstanding at
  January 1, 2014..................    17,569.7  (Euro)    21.00       1,829.8  $    23.60     7,074.1  $    40.82
Options granted....................       403.1  (Euro)    18.16            --  $       --        25.1  $    22.99
Options exercised..................      (546.4) (Euro)    13.42        (590.2) $    20.02    (1,110.0) $    17.08
Options forfeited, net.............      (683.2) (Euro)    26.25        (138.6) $    23.39       (24.8) $    84.19
Options expired/reinstated.........        94.7               --           4.2          --       (22.0) $    33.00
                                    -----------                    -----------              ----------
Options Outstanding at
  December 31, 2014................    16,837.9  (Euro)    21.39       1,105.2  $    25.53     5,942.4  $    45.03
                                    ===========  ===============   ===========  ==========  ==========  ==========
Aggregate Intrinsic Value/(1)/.....              (Euro)   --/ (2)/              $    278.9              $   --/ (2)/
                                                 ===============                ==========              ==========
Weighted Average Remaining
  Contractual Term (in years)......        3.28                           0.67                     3.9
                                    ===========                    ===========              ==========
Options Exercisable at
  December 31, 2014................    13,890.4  (Euro)    22.44       1,105.2  $    25.53     4,949.0       38.12
                                    ===========  ===============   ===========  ==========  ==========  ==========
Aggregate Intrinsic Value/(1)/.....              (Euro)   --/ (2)/              $  7,967.9              $   --/ (2)/
                                                 ===============                ==========              ==========
Weighted Average Remaining
  Contractual Term (in years)......        2.62                           0.67                     3.9
                                    ===========                    ===========              ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2014 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2014 was $12 million. The intrinsic value related to employee exercises of stock options during 2014, 2013 and 2012 were $3 million, $14 million and $5 million respectively, resulting in amounts currently deductible for tax purposes of $1 million, $5 million, and $2 million, respectively, for the periods then ended. In 2014, 2013 and 2012, windfall tax benefits of approximately $1 million, $5 million and $2 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2014, AXA Financial held approximately 6,213 AXA ordinary shares in treasury at a weighted average cost of $22.86 per share, which were designated to fund future exercises of outstanding stock.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2014, 2013 and 2012, respectively.

                                                   AXA Ordinary Shares       AllianceBernstein Holding Units
                                              ----------------------------  --------------------------------
                                                2014      2013      2012      2014        2013        2012
                                              --------  --------  --------  --------  ------------  --------

Dividend yield...............................     6.38%     7.52%     7.54%     8.40%  8.0 - 8.3%       6.20%
Expected volatility..........................    29.24%    31.27%    39.89%    48.90% 49.7 - 49.8%     49.20%
Risk-free interest rates.....................     1.54%     1.34%     1.80%     1.50%  0.8 - 1.7%        0.7%
Expected life in years.......................     8.20       7.7       5.6      6.00       6.0           6.0
Weighted average fair value per option at
  grant date................................. $   2.89  $   1.79  $   2.48  $   4.78  $       5.44  $   3.67

   For 2014, 2013 and 2012, the Company recognized compensation costs (credits) for employee stock options of $1 million, $(2) million and $4 million, respectively. As of December 31, 2014, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.0 year.

   Restricted Awards

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2014, 2013 and 2012, respectively, the Company recognized compensation costs of $171 million, $286 million and $148 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2014, approximately 19.7 million restricted shares and Holding units remain unvested. At December 31, 2014, approximately $46 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.8 years.

   The following table summarizes unvested restricted stock activity for 2014.

                                                                                             WEIGHTED
                                                                                 SHARES OF   AVERAGE
                                                                                 RESTRICTED GRANT DATE
                                                                                   STOCK    FAIR VALUE
                                                                                 ---------- ----------

Unvested as of January 1, 2014..................................................     71,379 $    14.09
Granted.........................................................................     11,819 $    18.52
Vested..........................................................................     31,738 $    13.66
                                                                                 ---------- ----------
Unvested as of December 31, 2014................................................     51,460 $    15.37
                                                                                 ========== ==========

   Restricted stock vested in 2014, 2013 and 2012 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   AXA Shareplan

   2014 AXA SHAREPLAN. In 2014, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2014. Eligible employees could have reserved a share purchase during the reservation period from September 1, 2014 through September 16, 2014 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2014 through October 31, 2014. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 23, 2014 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $18.69 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 10.8% formula discounted price of $20.83 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2014 which is July 1, 2019. All subscriptions became binding and irrevocable on October 31, 2014.

   The Company recognized compensation expense of $10 million in 2014, $13 million in 2013 and $18 million in 2012 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2014, 2013 and 2012 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $295,000 and $278,000.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2014 and 2013, AllianceBernstein purchased 3.6 million and 5.2 million Holding units for $93 million and $111 million respectively. These amounts reflect open-market purchases of 0.3 million and 1.9 million Holding units for $7 million and $39 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2014, AllianceBernstein granted to employees and Eligible Directors
   7.6 million restricted AB Holding Unit awards (including 6.6 million granted in December for 2014 year-end awards). During 2013, AllianceBernstein granted to employees and Eligible Directors 13.9 million restricted AB Holding awards (including 6.5 million granted in December 2013 for 2013 year-end awards and 6.5 million granted in January 2013 for 2012 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In 2014, AB Holding used Holding units repurchased during the fourth quarter of 2014 and newly-issued Holding units to fund restricted Holding awards.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $173 million, $156 million and $147 million for 2014, 2013 and 2012, respectively. The cost of the 2014 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2014, 273,387 options to buy Holding units had been granted and 42 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 17 million Holding units were available for grant as of December 31, 2014.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2014      2013     2012
                                              ---------  -------- -------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    (552) $    197 $  (233)
  Deferred (expense) benefit.................    (1,143)    1,876     391
                                              ---------  -------- -------
Total........................................ $  (1,695) $  2,073 $   158
                                              =========  ======== =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                 2014      2013     2012
                                              ---------  --------  ------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  (2,140) $  1,858  $  (20)
Noncontrolling interest......................       119       101      37
Separate Accounts investment activity........       116       122      94
Non-taxable investment income (loss).........        12        20      24
Tax audit interest...........................        (6)      (14)     (2)
State income taxes...........................        (4)       (6)      7
AllianceBernstein Federal and foreign taxes..         4         2      10
Tax settlement...............................       212        --      --
Other........................................        (8)      (10)      8
                                              ---------  --------  ------
Income tax (expense) benefit................. $  (1,695) $  2,073  $  158
                                              =========  ========  ======

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2014   December 31, 2013
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   150 $        -- $   104 $        --
Reserves and reinsurance.....................      --       1,785      --         688
DAC..........................................      --       1,162      --       1,016
Unrealized investment gains or losses........      --         614      --          85
Investments..................................      --       1,490      --       1,410
Net operating losses and credits.............     512          --     492          --
Other........................................     112          --       7          --
                                              ------- ----------- ------- -----------
Total........................................ $   774 $     5,051 $   603 $     3,199
                                              ======= =========== ======= ===========

   As of December 31, 2014, the Company had $512 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2014, $264 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $106 million would need to be provided if such earnings were remitted.

   At December 31, 2014 and 2013, of the total amount of unrecognized tax benefits $397 million and $568 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2014 and 2013 were $77 million and $120 million, respectively. For 2014, 2013 and 2012, respectively, there were $43 million, $15 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2014    2013    2012
                                              ------  ------  ------
                                                   (IN MILLIONS)

Balance at January 1,........................ $  592  $  573  $  453
Additions for tax positions of prior years...     56      57     740
Reductions for tax positions of prior years..   (181)    (38)   (620)
Additions for tax positions of current year..      8      --      --
                                              ------  ------  ------
Balance at December 31,...................... $  475  $  592  $  573
                                              ======  ======  ======

   During the second quarter of 2014, the IRS completed its examination of the Company's 2006 and 2007 Federal corporate income tax returns and issued its Revenue Agent's Report. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                         DECEMBER 31,
                                              ---------------------------------
                                                 2014        2013       2012
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Unrealized gains (losses) on investments..... $    1,089  $     141  $    1,352
Defined benefit pension plans................       (780)      (757)     (1,056)
                                              ----------  ---------  ----------
Total accumulated other comprehensive
  income (loss)..............................        309       (616)        296
                                              ----------  ---------  ----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         42         13          21
                                              ----------  ---------  ----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      351  $    (603) $      317
                                              ==========  =========  ==========

   The components of OCI for the past three years, net of tax, follow:

                                                     2014         2013       2012
                                                  ----------  -----------  --------

                                                            (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising
   during the year............................... $    1,043  $    (1,550) $    658
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/..........         37           49        59
                                                  ----------  -----------  --------
Net unrealized gains (losses) on investments.....      1,080       (1,501)      717
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other......................................       (132)         290      (137)
                                                  ----------  -----------  --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $529, $(654) and $318)        948       (1,211)      580
                                                  ----------  -----------  --------
Change in defined benefit plans:
  Net gain (loss) arising during the year........        (95)         198       (82)
  Prior service cost arising during the year.....         --           --         1
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...............         72          101       106
   Amortization of net prior service credit
     included in net periodic cost...............         --           --         1
                                                  ----------  -----------  --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(15), $161 and $14)...........................        (23)         299        26
                                                  ----------  -----------  --------
Total other comprehensive income (loss), net
  of income taxes................................        925         (912)      606
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest........         29           (8)        8
                                                  ----------  -----------  --------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.................. $      954  $      (920) $    614
                                                  ==========  ===========  ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(19) million, $(26) million and $(32) million for 2014, 2013 and 2012, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(39) million, $(54) million and $(58) million for 2014, 2013 and 2012, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2014, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $200 million for 2015 and $0 million for 2017 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2015 and the four successive years are $211 million, $212 million, $209 million, $195 million, $184 million and $1,081 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2015 and the four successive years is $53 million, $55 million, $54 million, $53 million, $53 million and $153 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2014, 2013 and 2012, respectively, AXA Equitable recorded $42 million, $85 million and $30 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                              DECEMBER 31,
                                                        -----------------------
                                                          2014    2013    2012
                                                        -------  ------  ------
                                                             (IN MILLIONS)

Balance, beginning of year............................. $   122  $   52  $   44
Additions..............................................      21     140      54
Cash payments..........................................     (24)    (66)    (46)
Other reductions.......................................      (6)     (4)     --
                                                        -------  ------  ------
Balance, End of Year................................... $   113  $  122  $   52
                                                        =======  ======  ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2014, 2013 and 2012, respectively, AllianceBernstein recorded a $6 million, $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2014, these arrangements include commitments by the Company to provide equity financing of $476 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $16 million of undrawn letters of credit related to reinsurance at December 31, 2014. The Company had $498 million of commitments under existing mortgage loan agreements at December 31, 2014.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2014, AllianceBernstein had funded $32 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2014, AllianceBernstein had funded $16 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2014, AllianceBernstein had funded $6 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts.

   A lawsuit was filed in the United States District Court for the Southern District of New York in April 2014, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable from 2011 to March 11, 2014 (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statement or elsewhere that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby AXA Equitable allegedly misrepresented its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of the equivalent of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs for the current named plaintiff, Mr. Yale, who had determined that he could not serve as the named plaintiff and class representative in the case. In March 2015, AXA Equitable filed a motion to dismiss on substantial grounds.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that volatility management techniques - which the complaint refers to as the "ATM Strategy" - were implemented in certain variable investment options offered to plaintiff's mother under her variable annuity contract and that use of volatility management in those options "breached the terms of the variable deferred annuities held by plaintiff and the Class." The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In July 2014, plaintiff filed a motion to remand the action to New York state court. In September 2014, AXA Equitable filed a motion to dismiss the Complaint as precluded by the Securities Litigation Uniform Standards Act.

   In November 2014, a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company was filed in the Superior Court of New Jersey, Camden County ("New Jersey state court"). The lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof." Plaintiff asserts that volatility management techniques were implemented in certain variable investment funds offered to plaintiff under her variable life insurance contract and that use of volatility management in those funds "breached the terms of the variable life insurance policies held by plaintiff and the Class." The lawsuit seeks unspecified damages. In December 2014, AXA Equitable filed a notice of removal to the United States District Court for the District of New Jersey and a motion to transfer to the United States District Court for the Southern District of New York. In January 2015, plaintiff filed a motion to remand the action to New Jersey state court. In January 2015, the New Jersey federal district court stayed AXA Equitable's motion to transfer, as well as its date to respond to the complaint, pending resolution of Plaintiff's motion to remand.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (one of

   AllianceBernstein's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim and AllianceBernstein's June 27, 2014 Statement of Defence in response to the Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $517 million during 2015. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2014, 2013 and 2012, respectively, AXA Equitable's statutory net income (loss) totaled $1,664 million, $(28) million and $602 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,793 million and $4,360 million at December 31, 2014 and 2013, respectively. In 2014 AXA Equitable paid $382 million in shareholders' dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in the form of a dividend to AXA Financial. In 2012, AXA Equitable paid $362 million in shareholder dividends.

   At December 31, 2014, AXA Equitable, in accordance with various government and state regulations, had $65 million of securities on deposit with such government or state agencies.

   In 2014 and 2013 AXA Equitable, with the approval of the NYSDFS, repaid at par value plus accrued interest $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2014 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2014.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under

   SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.
   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                     DECEMBER 31,
                                                                          ----------------------------------
                                                                             2014        2013        2012
                                                                          ----------  ----------  ----------
                                                                                     (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    1,345  $     (864) $       64
Change in AVR............................................................         89          46         269
                                                                          ----------  ----------  ----------
Net change in statutory surplus, capital stock and AVR...................      1,434        (818)        333
Adjustments:
 Future policy benefits and policyholders' account balances..............     (1,128)       (607)       (508)
 DAC.....................................................................        413          75         142
 Deferred income taxes...................................................       (904)      2,038         798
 Valuation of investments................................................       (139)          7        (377)
 Valuation of investment subsidiary......................................       (289)       (109)       (306)
 Increase (decrease) in the fair value of the reinsurance contract asset.      3,964      (4,297)        497
 Pension adjustment......................................................        (13)       (478)        (41)
 Amortization of deferred cost of insurance ceded to AXA Arizona.........       (280)       (280)       (126)
 Shareholder dividends paid..............................................        382         468         362
 Changes in non-admitted assets..........................................       (227)          2        (489)
 Repayment of surplus Note...............................................        825         500           -
 Other, net..............................................................         (5)        (74)       (190)
                                                                          ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $    4,033  $   (3,573) $       95
                                                                          ==========  ==========  ==========

                                                                                     DECEMBER 31,
                                                                          ----------------------------------
                                                                             2014        2013        2012
                                                                          ----------  ----------  ----------
                                                                                     (IN MILLIONS)
Statutory surplus and capital stock...................................... $    5,170  $    3,825  $    4,689
AVR......................................................................        623         535         489
                                                                          ----------  ----------  ----------
Statutory surplus, capital stock and AVR.................................      5,793       4,360       5,178
Adjustments:
 Future policy benefits and policyholders' account balances..............     (5,195)     (3,884)     (3,642)
 DAC.....................................................................      4,271       3,874       3,728
 Deferred income taxes...................................................     (4,259)     (2,672)     (5,330)
 Valuation of investments................................................      2,208         703       3,271
 Valuation of investment subsidiary......................................       (898)       (515)       (137)
 Fair value of reinsurance contracts.....................................     10,711       6,747      11,044
 Deferred cost of insurance ceded to AXA Arizona.........................      2,086       2,366       2,646
 Non-admitted assets.....................................................        242         469         467
 Issuance of surplus notes...............................................        200      (1,025)     (1,525)
 Other, net..............................................................        (40)        115        (264)
                                                                          ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA Equitable..................... $   15,119  $   10,538  $   15,436
                                                                          ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                           2014      2013      2012
                                                        ---------  --------  --------
                                                                (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/......................................... $  12,656  $    (54) $  6,443
Investment Management/(2)/.............................     3,011     2,915     2,738
Consolidation/elimination..............................       (27)      (21)      (21)
                                                        ---------  --------  --------
Total Revenues......................................... $  15,640  $  2,840  $  9,160
                                                        =========  ========  ========

  /1)/ Includes investment expenses charged by AllianceBernstein of approximately $40 million, $37 million and $31 million for 2014, 2013 and 2012, respectively, for services provided to the Company.
  /2)/ Intersegment investment advisory and other fees of approximately $67 million, $58 million and $52 million for 2014, 2013 and 2012, respectively, are included in total revenues of the Investment Management segment.

                                                          2014      2013      2012
                                                        -------- ---------  -------
                                                               (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS, BEFORE
INCOME TAXES:
Insurance.............................................. $  5,512 $  (5,872) $  (132)
Investment Management/(1)/.............................      603       564      190
Consolidation/elimination..............................       --        (1)      --
                                                        -------- ---------  -------
Total Earnings (Loss) from Operations, before Income
  Taxes................................................ $  6,115 $  (5,309) $    58
                                                        ======== =========  =======

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                              DECEMBER 31,
                                                        ------------------------
                                                            2014         2013
                                                        -----------  -----------
                                                              (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $   184,018  $   171,532
Investment Management..................................      11,990       11,873
Consolidation/elimination..............................          (3)          (4)
                                                        -----------  -----------
Total Assets........................................... $   196,005  $   183,401
                                                        ===========  ===========

   In accordance with SEC regulations, securities with a fair value of $415 million and $925 million have been segregated in a special reserve bank custody account at December 31, 2014 and 2013, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2014 and 2013 are summarized below:

                                                                         THREE MONTHS ENDED
                                                        ---------------------------------------------------
                                                          MARCH 31     JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                        -----------  ----------  -------------  -----------
                                                                           (IN MILLIONS)
2014
----
Total Revenues......................................... $     3,706  $    3,524  $       3,754  $     4,656
                                                        ===========  ==========  =============  ===========
Net Earnings (Loss), Attributable to AXA Equitable..... $       977  $      945  $         987  $     1,124
                                                        ===========  ==========  =============  ===========

2013
----
Total Revenues......................................... $       392  $      537  $         834  $     1,077
                                                        ===========  ==========  =============  ===========
Net Earnings (Loss), Attributable to AXA Equitable..... $    (1,004) $   (1,051) $        (878) $      (640)
                                                        ===========  ==========  =============  ===========

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since September 1993); Chairman of the
                                       Board of AXA Financial (since April
                                       1998); Vice Chairman (February 1996 to
                                       April 1998). Chairman and Chief
                                       Executive Officer of AXA since April
                                       2010; prior thereto, Chairman of the
                                       Management Board (May 2000 to April
                                       2010) and Chief Executive Officer of
                                       AXA (January 2000 to May 2002); Vice
                                       Chairman of AXA's Management Board
                                       (January 2000 to May 2000). Director or
                                       officer of various subsidiaries and
                                       affiliates of the AXA Group. Director
                                       of AllianceBernstein Corporation, the
                                       general partner of AllianceBernstein
                                       Holding and AllianceBernstein.
                                       Director, Nestle S.A. since April 2012.
                                       Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November
                                       2000).
-------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since February 1998). Member of AXA's
                                       Board of Directors and Deputy Chief
                                       Executive Officer (since April 2010);
                                       prior thereto, Member of the AXA
                                       Management Board (February 2003 to
                                       April 2010) and Chief Financial Officer
                                       (May 2003 through December 2009), prior
                                       thereto, Executive Vice President,
                                       Finance, Control and Strategy, AXA
                                       (January 2000 to May 2003); prior
                                       thereto Senior Executive Vice
                                       President, International
                                       (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA
                                       Executive Committee (since January
                                       2000); Director, AXA Financial (since
                                       November 2003), AllianceBernstein
                                       (since February 1996) and various AXA
                                       affiliated companies. Director of DLJ
                                       (February 1997 to November 2000).
-------------------------------------------------------------------------------
Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York. From
                                       2002 and 2006, Mr. de Oliveira was
                                       Adjunct Professor of Finance at
                                       Columbia University. Prior thereto,
                                       starting in 1977, he spent 24 years at
                                       JP Morgan & Co. where he was Chairman
                                       and Chief Executive Officer of JP
                                       Morgan Investment Management and was
                                       also a member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and a
                                       Director of L'Atelier -- New York
                                       (since 2010) and JACCAR Holdings SA
                                       (2011). Previously, he served as a
                                       Director of JP Morgan Suisse, American
                                       Century Company, Inc., SunGard Data
                                       Systems, The Hartford Insurance
                                       Company, Tattinger-Kobrand USA and
                                       Quilvest SA. Mr. de Oliveira also
                                       formerly served as a Trustee and
                                       Chairman of the Investment Committee of
                                       The Kauffman Foundation, a Member of
                                       the Investment Committee of The Red
                                       Cross and the Chairman of the Board of
                                       Friends of Education.
-------------------------------------------------------------------------------
Danny L. Hale                          Director of AXA Financial, AXA
9103 Alta Drive, Unit 1105             Equitable and MONY America since May
Las Vegas, NV 89145                    2010. Director of MONY Life (May 2010
                                       to September 2013). From January 2003
                                       to March 2008, served as Senior Vice
                                       President and Chief Financial Officer
                                       of The Allstate Corporation. Prior to
                                       joining The Allstate Corporation in
                                       January 2003, Executive Vice President
                                       and Chief Financial Officer of the
                                       Promus Hotel Corporation until its
                                       acquisition by the Hilton Hotels Group
                                       in 1999. Executive Vice President and
                                       Chief Financial Officer of USF&G
                                       Corporation from 1991 to 1998; prior
                                       thereto, President of the Chase
                                       Manhattan Leasing Company (1988 to
                                       1991).
-------------------------------------------------------------------------------

                                  APPENDIX A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee (Chair).
-------------------------------------------------------------------------------
Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Ms. Fallon-Walsh
                                       was with The Vanguard Group, Inc.
                                       ("Vanguard") from 1995 until her
                                       retirement in 2012, where she held
                                       several executive positions, including
                                       Head of Institutional Retirement Plan
                                       Services from 2006 through 2011. Ms.
                                       Fallon-Walsh started her career at
                                       Security Pacific Corporation in 1979
                                       and held a number of senior and
                                       executive positions with the company,
                                       which merged with Bank of America in
                                       1992. From 1992 until joining Vanguard
                                       in 1995, Ms. Fallon-Walsh served as
                                       Executive Vice President, Bay Area
                                       Region and Los Angeles Gold Coast
                                       Region for Bank of America. Ms.
                                       Fallon-Walsh is currently a member of
                                       the Board of Directors of AXA
                                       Investment Managers S.A. ("AXA IM"),
                                       where she serves on the Audit and Risk
                                       Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------
Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee.
-------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA
The New York Community Trust           Equitable and MONY America (since
909 Third Avenue                       September 2006). Director of MONY Life
New York, NY 10022                     (September 2006 to September 2013).
                                       President of The New York Community
                                       Trust (since 1990). Prior thereto,
                                       Executive Vice President of The New
                                       York Community Trust (1987 to 1990).
                                       Director and Chairperson of Corporate
                                       Governance Committee and Member of
                                       Executive and Compensation Committees
                                       of AllianceBernstein Corporation (since
                                       July 2002); Former Director and
                                       Chairman of the Board of BoardSource,
                                       Former Trustee of The New School.
                                       Former Chairman of the Board of
                                       Governors of the Milano School of
                                       Management & Urban Policy (The New
                                       School).
-------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation          Equitable and MONY America (since
1345 Avenue of the Americas            February 2009). Director of MONY Life
New York, NY 10105                     (February 2009 to September 2013).
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of
                                       AllianceBernstein Corporation (since
                                       December 2008). Prior thereto,
                                       Executive Vice President of Merrill
                                       Lynch & Co. (September 2008 to December
                                       2008). Prior thereto, co-head,
                                       Investment Management Division of
                                       Goldman Sachs Group, Inc. (March 1986
                                       to March 2008); also held the following
                                       positions: co-head of the Financial
                                       Institutions Group Tokyo (1990-1996).
                                       Currently, Director of Keewaydin Camp;
                                       Chairman of the Investment Committee of
                                       Trinity College; Chairman of the Board
                                       of California Institute of the Arts;
                                       and Co-Chair of Friends of the Carnegie
                                       International.
-------------------------------------------------------------------------------

                                  APPENDIX A

OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President, AXA
                                       America Holdings, Inc. (since January
                                       2011). Director, AllianceBernstein
                                       Corporation (since February 2011).
-------------------------------------------------------------------------------



OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc. and
                                       MONY America. Senior Executive Vice
                                       President of MONY Life (March 2011 to
                                       September 2013). Senior Executive
                                       Director and Chief Human Resources
                                       Officer, AXA Equitable Financial
                                       Services, LLC and AXA Equitable (since
                                       December 2012). Prior thereto, Senior
                                       Executive Vice President AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (March 2011 to December
                                       2012). Senior Executive Vice President,
                                       Head of Human Resources, UniCredit
                                       Group (2005 to February 2011). Vice
                                       President, Human Resources, General
                                       Electric (2001 to 2004). Director, MONY
                                       Assets Corp. (March 2011 to December
                                       2011).
-------------------------------------------------------------------------------
Andrea M. Nitzan                       Executive Director and Chief Accounting
                                       Officer (since December 2012), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President and Chief
                                       Accounting Officer, AXA Financial and
                                       MONY America (since September 2011).
                                       Executive Vice President and Chief
                                       Accounting Officer, MONY Life
                                       (September 2011 to September 2013).
-------------------------------------------------------------------------------
Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013) and General Counsel (since May
                                       2010), AXA Financial, Inc.; prior
                                       thereto, Executive Vice President May
                                       2012 to May 2013) and General Counsel
                                       (since May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc.
-------------------------------------------------------------------------------
Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY America (since June
                                       2005). Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice
                                       President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation. Vice President, Secretary
                                       and Associate General Counsel, MONY
                                       Life (June 2005 to September 2013).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance
                                       Officer (February 2005 to present) and
                                       Deputy General Counsel (February 2010
                                       to present) of MONY America. Managing
                                       Director, Chief Compliance Officer and
                                       Deputy General Counsel (since December
                                       2012), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       December 2012), Chief Compliance
                                       Officer (February 2005 to present), and
                                       Deputy General Counsel (February 2010
                                       to present); prior thereto, Senior Vice
                                       President, Chief Compliance Officer and
                                       Associate General Counsel (February
                                       2005 to February 2010). Senior Vice
                                       President, Chief Compliance Officer and
                                       Deputy General Counsel, AXA Financial
                                       (since May 2010). Vice President,
                                       Deputy General Counsel and Chief
                                       Litigation Counsel (2000 to February
                                       2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation
                                       Counsel (1990 to 2000). Senior Vice
                                       President, Chief Compliance Officer
                                       (February 2005 to September 2013) and
                                       Deputy General Counsel (February 2010
                                       to September 2013) of MONY Life.
-------------------------------------------------------------------------------
Nicholas B. Lane                       Senior Executive Director (since
                                       December 2012) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable; prior thereto,
                                       Senior Executive Director and
                                       President, Retirement Savings (December
                                       2012 to November 2013); prior thereto,
                                       Senior Executive Vice President
                                       (February 2011 to December 2012) and
                                       President, Retirement Savings (February
                                       2011 to November 2013). Senior
                                       Executive Vice President (since
                                       February 2011) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Executive Vice
                                       President and President, Retirement
                                       Savings (February 2011 to November
                                       2013). Senior Executive Vice President
                                       and President, Retirement Savings, MONY
                                       Life (February 2011 to September 2013).
                                       Director and Member of the Audit
                                       Committee (since February 2011), U.S.
                                       Financial Life Insurance Company and
                                       AXA Equitable Life and Annuity Company.
                                       Director and Chief Retirement Savings
                                       Officer (since February 2011), AXA
                                       Advisors, LLC. Director and Member of
                                       the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (November 2008 to March 2011).
                                       Director, Chairman of the Board,
                                       President, Chief Executive Officer and
                                       Chief Retirement Savings Officer (since
                                       February 2011), AXA Distributors, LLC.
                                       Director, AXA Distribution Holding
                                       Corporation (since October 2013). Head
                                       of Global Strategy & Business Support
                                       and Development (June 2008 to January
                                       2011), AXA SA. Senior Vice President of
                                       Retail Distribution Business Platforms
                                       (February 2006 to June 2008), AXA
                                       Equitable; prior thereto, Vice
                                       President (May 2005 to February 2006).
-------------------------------------------------------------------------------
Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (since December 2014).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman                    Senior Executive Director and Treasurer
                                       (since December 2012), AXA Equitable
                                       and AXA Equitable Financial Services;
                                       prior thereto, Executive Vice President
                                       and Treasurer (September 2012 to
                                       December 2012), Senior Vice President,
                                       Head of Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (since September 2012), AXA
                                       Financial, Inc. and MONY America; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to May 2013).
                                       Executive Vice President and Treasurer,
                                       MONY Life (September 2012 to September
                                       2013). Director, Executive Vice
                                       President, Chief Financial Officer and
                                       Treasurer and Member of the Audit
                                       Committee (since September 2012), AXA
                                       Equitable Life and Annuity Company.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       and Member of the Audit Committee
                                       (since September 2012), U.S. Financial
                                       Life Insurance Company. Director,
                                       President, Chief Executive Officer and
                                       Chief Investment Officer and Chairman
                                       of the Audit Committee (since September
                                       2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman (since September 2012),
                                       Equitable Casualty Insurance Company.
                                       Director, President and Chief Executive
                                       Officer (since September 2012), AXA RE
                                       Arizona Company. Executive Vice
                                       President and Treasurer (since
                                       September 2012), AXA America Holdings,
                                       Inc. Director, President and Chief
                                       Financial Officer (since September
                                       2012), AXA Distribution Holding
                                       Corporation. Director and President,
                                       MONY Life Insurance Company of the
                                       Americas Limited (since September
                                       2012). Director, President and
                                       Treasurer (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director,
                                       President, Chief Executive Officer and
                                       Chief Financial Officer, CS Life Re
                                       Company (since November 2014). Senior
                                       Executive Vice President and Treasurer,
                                       AXA Strategic Ventures US, LLC (since
                                       December 2014).
-------------------------------------------------------------------------------
Priscilla Sims Brown                   Senior Executive Director and Chief
                                       Marketing Officer, AXA Equitable and
                                       AXA Equitable Financial Services since
                                       September 2014. Senior Executive Vice
                                       President and Chief Marketing Officer,
                                       AXA Financial, Inc. and MONY Life since
                                       September 2014. Senior Vice President
                                       and Chief Marketing and Development
                                       Officer, AmeriHealth Caritas (April
                                       2013 to August 2014). Head of
                                       Marketing, Sun Life Financial (January
                                       2009 to March 2013). Served in numerous
                                       roles at Lincoln Financial Group, the
                                       most recent being Chief Marketing
                                       Officer (February 1991 to December
                                       2008).
-------------------------------------------------------------------------------
Michael B. Healy                       Executive Director (since December
                                       2012) and Chief Information Officer
                                       (since May 2011), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, (Executive Vice President (May
                                       2011 to December 2012) and Chief
                                       Information Officer (since May 2011),
                                       Senior Vice President and Chief
                                       Information Officer (September 2010 to
                                       May 2011); Senior Vice President
                                       (September 2009 to November 2010).
                                       Executive Vice President and Chief
                                       Information Officer (since May 2011),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Executive Vice President and
                                       Chief Information Officer (May 2011 to
                                       September 2013), MONY Life; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Senior Vice President, Program
                                       Office at Marsh & McLennan Companies
                                       Inc. (April 2003 to August 2009).
-------------------------------------------------------------------------------
Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appoint Actuary (since May 2008), U.S.
                                       Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Sharon A. Ritchey                      Senior Executive Director and Chief
                                       Operating Officer, AXA Equitable and
                                       AXA Equitable Financial Services (since
                                       November 2013). Senior Executive Vice
                                       President and Chief Operating Officer,
                                       AXA Financial and MONY America (since
                                       November 2013). Executive Vice
                                       President, Retirement Plans Group, The
                                       Hartford Financial (January 1999 to
                                       January 2013).
-------------------------------------------------------------------------------
Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY Life (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Vice Chairman of the Board, AXA
                                       Advisors, LLC (since September 2013).
                                       Director, AXA Network, LLC (since
                                       October 2013). Director and Member of
                                       Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since March 2011). Senior Vice
                                       President, Business Support and
                                       Development, AXA (June 2010 to May
                                       2013). Vice President of Distribution
                                       Finance (April 2007 to June 2010), Vice
                                       President and head of North American
                                       Investor Relations (November 2003 to
                                       April 2007), Director of Corporate
                                       Finance (1999 to November 2003), AXA
                                       Equitable.
-------------------------------------------------------------------------------
Jurgen Schwering                       Senior Executive Vice President and
                                       Chief Risk Officer, AXA Financial, Inc.
                                       and MONY America (since February 2014).
                                       Senior Executive Director and Chief
                                       Risk Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       February 2014). Member of the Board and
                                       Head of the Health Insurance, AXA
                                       Konzern AG (October 2012 to February
                                       2014); prior thereto, Member of the
                                       Board and Chief Investment Officer
                                       (January 2007 to October 2012); Chief
                                       Investment Officer (March 2004 to
                                       December 2006). Head of Investment
                                       Strategy (March 2000 to March 2004,
                                       Allianz Lebensversicherungs-AG; prior
                                       thereto, Executive Assistant for the
                                       Chief Financial Officer (September 1997
                                       to March 2000).
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/


-----------------------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                                                          WHICH RELATE TO OUR:
-----------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1, 2000; September 15,
1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9, 2001; September 4,
2001; December 1, 2001(2); December 14, 2001; February 22, 2002; July
15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15, 2003, November 24, 2003; February 10, 2004
(2 supplements); May 1, 2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23, 2005; May 1, 2005 (3 supplements);
June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007, September 24, 2007; October 19, 2007; February 23, 2007; May 1,
2008; July 21, 2008; August 15, 2008 (4 supplements); December 1,
2008; January 15, 2009; February 23, 2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1, 2010; February 5, 2010, May 1,
2010; June 24, 2010; August 25, 2010; December 15, 2010; February 10,
2011; February 11, 2011; June 30, 2011; August 25, 2011;
2012; February 6, 2012; June 20, 2012; July 31, 2012; August 30, 2012;
September 27,2012; 2013; February 15, 2013; August 21, 2013;
November 12, 2014; February 18, 2014; August 18, 2014; February 26, 2015         Incentive Life Plus(R) Policies
-----------------------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT DATED MAY 1, 2015


..   INCENTIVE LIFE(R)                  .   INCENTIVE LIFE(R) 2000
..   INCENTIVE LIFE PLUS(R)             .   CHAMPION 2000
..   SPECIAL OFFER POLICY

--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.


AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


             Copyright 2015 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                                        #792870

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                            INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                            SUB-ADVISER(S),                VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation.                                 Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current  .   AXA Equitable Funds        (check mark)
  ALLOCATION                      income.                                       Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and       .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater             Management Group, LLC
  ALLOCATION                      emphasis on current income.
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                               SUB-ADVISER(S),                VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital           .   AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation and current income.                 Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital           .   AXA Equitable Funds        (check mark)
  ALLOCATION/(1)/                 appreciation and current income, with a          Management Group, LLC
                                  greater emphasis on capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through   .   AXA Equitable Funds
  MULTI-SECTOR BOND               a combination of current income and              Management Group, LLC
                                  capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         .   AXA Equitable Funds
  CAP GROWTH                      capital.                                         Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         .   AXA Equitable Funds
  CAP VALUE                       capital.                                         Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     .   AXA Equitable Funds
  ALLOCATION/(1)/                 consistent with its asset mix. Total return      Management Group, LLC
                                  includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     .   AXA Equitable Funds
  ALLOCATION/(1)/                 consistent with its asset mix. Total return      Management Group, LLC
                                  includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     .   AXA Equitable Funds
  ALLOCATION/(1)/                 consistent with its asset mix. Total return      Management Group, LLC
                                  includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     .   AXA Equitable Funds
  ALLOCATION/(1)/                 consistent with its asset mix. Total return      Management Group, LLC
                                  includes capital growth and income.


---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)                         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and       .   AXA Equitable Funds
  MODERATE GROWTH -               current income, with a greater emphasis            Management Group, LLC
  ALT 15                          on current income.
---------------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and       .   AXA Equitable Funds
  ALT 20                          current income.                                    Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and       .   AXA Equitable Funds
  AGGRESSIVE -                    current income, with a greater emphasis            Management Group, LLC
  ALT 25                          on current income.
---------------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED          IB       Seeks to achieve long-term growth of           .   AllianceBernstein L.P.         (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted      .   AXA Equitable Funds
                                  returns and managing volatility in the             Management Group, LLC
                                  Portfolio.                                     .   BlackRock Investment
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of           .   AllianceBernstein L.P.         (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted      .   AXA Equitable Funds
                                  returns and managing volatility in the             Management Group, LLC
                                  Portfolio.                                     .   BlackRock Investment
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)                         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of           .   AllianceBernstein L.P.         (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted      .   AXA Equitable Funds
                                  returns and managing volatility in the             Management Group, LLC
                                  Portfolio.                                     .   BlackRock Investment
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IB       Seeks to achieve long-term capital             .   AXA Equitable Funds            (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk-             Management Group, LLC
                                  adjusted returns and managing volatility       .   BlackRock Investment
                                  in the Portfolio.                                  Management, LLC
                                                                                 .   Morgan Stanley Investment
                                                                                     Management Inc.
                                                                                 .   OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of           .   AXA Equitable Funds            (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted          Management Group, LLC
  VOLATILITY                      returns and managing volatility in the         .   BlackRock Investment
                                  Portfolio.                                         Management, LLC
                                                                                 .   EARNEST Partners, LLC
                                                                                 .   Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment Management
                                                                                 .   Hirayama Investments, LLC
                                                                                 .   WHV Investments
---------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of           .   AllianceBernstein L.P.         (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted      .   AXA Equitable Funds
                                  returns and managing volatility in the             Management Group, LLC
                                  Portfolio.                                     .   BlackRock Investment
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to provide current income and long-      .   AXA Equitable Funds            (check mark)
  VALUE MANAGED                   term growth of income, accompanied by              Management Group, LLC
  VOLATILITY                      growth of capital with an emphasis on          .   BlackRock Investment
                                  risk-adjusted returns and managing                 Management, LLC
                                  volatility in the Portfolio.                   .   Northern Cross, LLC
---------------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IB       Seeks to achieve long-term growth of           .   AXA Equitable Funds            (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted          Management Group, LLC
                                  returns and managing volatility in the         .   BlackRock Investment
                                  Portfolio.                                         Management, LLC
                                                                                 .   Capital Guardian Trust
                                                                                     Company
                                                                                 .   Institutional Capital LLC
                                                                                 .   Thornburg Investment
                                                                                     Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                              SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IB       Seeks to provide long-term capital growth   .   AXA Equitable      (check mark)
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns       Funds
  VOLATILITY                      and managing volatility in the Portfolio.       Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
                                                                              .   Wells Capital
                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of        .                      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted       AllianceBernstein
                                  returns and managing volatility in the          L.P.
                                  Portfolio.                                  .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company d/b/a
                                                                                  MFS Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital          .   AXA Equitable      (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk-          Funds
                                  adjusted returns and managing volatility        Management
                                  in the Portfolio.                               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill
                                                                                  Capital
                                                                                  Management, Inc.
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------------
AXA/AB                   IA       Seeks to achieve long-term growth of        .
  SMALL CAP                       capital.                                        AllianceBernstein
  GROWTH/(2)/                                                                     L.P.
------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES        IA       Seeks to achieve capital appreciation.      .   Loomis, Sayles
  GROWTH                                                                          & Company, L.P
------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                    secondarily, income.                            Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS       IA       Seeks a combination of growth and           .   Boston
  EQUITY INCOME                   income to achieve an above-average and          Advisors, LLC
                                  consistent total return.
------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY      IB       Seeks to achieve long-term capital          .   Calvert
  RESPONSIBLE                     appreciation.                                   Investment
                                                                                  Management Inc.
------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of        .   Capital
  RESEARCH                        capital.                                        Guardian Trust
                                                                                  Company
------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before      .
  INDEX                           expenses that approximates the total            AllianceBernstein
                                  return performance of the Russell 3000(R)       L.P.
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)                         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before           .   SSgA Funds Management,
                                  expenses that approximates the total return          Inc.
                                  performance of the Barclays Intermediate
                                  U.S. Government/Credit Index, including
                                  reinvestment of dividends, at a risk level
                                  consistent with that of the Barclays
                                  Intermediate U.S. Government/Credit Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before           .   AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the Standard &
                                  Poor's 500 Composite Stock Price Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Standard & Poor's 500 Composite Stock
                                  Price Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS         IB       Seeks to achieve capital appreciation.           .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL           IB       Seeks to maximize capital appreciation.          .   GAMCO Asset Management,
  COMPANY VALUE                                                                        Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and              .   AXA Equitable Funds
                                  current income.                                      Management Group, LLC
                                                                                   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   First International
                                                                                       Advisors, LLC
                                                                                   .   Wells Capital Management,
                                                                                       Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before           .   AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total return          Management Group, LLC
                                  performance of the Barclays Intermediate         .   SSgA Funds Management,
                                  U.S. Government Bond Index, including                Inc.
                                  reinvestment of dividends, at a risk level
                                  consistent with that of the Barclays
                                  Intermediate U.S. Government Bond Index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ EURO STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
---------------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                                  income.
---------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                        Management Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before          .   SSgA Funds Management,
  INDEX                           expenses that approximates the total                Inc.
                                  return performance of the Russell 1000(R)
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.          .   Massachusetts Financial
  INTERNATIONAL                                                                       Services Company d/b/a
  GROWTH                                                                              MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before          .   SSgA Funds Management,
                                  expenses that approximates the total                Inc.
                                  return performance of the Standard &
                                  Poor's Mid Cap 400 Index, including
                                  reinvestment of dividends, at a risk level
                                  consistent with that of the Standard &
                                  Poor's Mid Cap 400 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET          IA       Seeks to obtain a high level of current         .   The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY        IA       Seeks to achieve capital growth.                .   Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of         .   Pacific Investment
  SHORT BOND                      traditional money market products while             Management Company LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income            .   AXA Equitable Funds
                                  consistent with moderate risk to capital.           Management Group, LLC
                                                                                  .   AllianceBernstein L.P.
                                                                                  .   Pacific Investment
                                                                                      Management Company LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible       .   AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital              .   T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.               Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through           .   UBS Global Asset
  INCOME                          capital appreciation with income as a               Management (Americas) Inc.
                                  secondary consideration.
--------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO           IB       Seeks to achieve long-term capital growth.      .   Wells Capital Management,
  OMEGA GROWTH                                                                        Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of            .   AXA Equitable Funds
  AGGRESSIVE EQUITY               capital.                                            Management Group, LLC
                                                                                  .   AllianceBernstein L.P.
                                                                                  .   ClearBridge Investments,
                                                                                      LLC
                                                                                  .   Marsico Capital
                                                                                      Management, LLC
                                                                                  .   Scotia Institutional
                                                                                      Asset Management US, Ltd.
                                                                                  .   T. Rowe Price Associates,
                                                                                      Inc.
                                                                                  .   Westfield Capital
                                                                                      Management Company, L.P.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IB       Seeks to achieve a balance of high current      .   AXA Equitable Funds
  BOND                            income and capital appreciation,                    Management Group, LLC
                                  consistent with a prudent level of risk.        .   BlackRock Financial
                                                                                      Management, Inc.
                                                                                  .   DoubleLine Capital LP
                                                                                  .   Pacific Investment
                                                                                      Management Company LLC
                                                                                  .   SSgA Funds Management,
                                                                                      Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of            .   AXA Equitable Funds
  CAP GROWTH                      capital.                                            Management Group, LLC
                                                                                  .   AllianceBernstein L.P.
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Franklin Advisers, Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of            .   AXA Equitable Funds
  CAP VALUE                       capital.                                            Management Group, LLC
                                                                                  .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill Capital
                                                                                      Management, Inc.
                                                                                  .   Knightsbridge Asset
                                                                                      Management, LLC
                                                                                  .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IB       Seeks to achieve long-term growth of            .   AXA Equitable Funds
  TECHNOLOGY                      capital.                                            Management Group, LLC
                                                                                  .   Allianz Global Investors
                                                                                      U.S. LLC
                                                                                  .   SSgA Funds Management,
                                                                                      Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
-----------------------------------------------------------------------------------------------------------

 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.  .   Waddell & Reed Investment
  SCIENCE AND                                                   Management Company
  TECHNOLOGY                                                    (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT MANAGER
 SERVICE CLASS                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK
  PORTFOLIO/(3)/


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II

-------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                       SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND   hard asset securities. Income is a secondary consideration.         Corporation
-------------------------------------------------------------------------------------------------------------------

(1)This Portfolio will be available on or about May 22, 2015, subject to regulatory approval.
(2)This information reflects the Portfolio's name change effective on or about May 22, 2015, subject to regulatory approval. This Portfolio's current name is EQ/AllianceBernstein Small Cap Growth.
(3)This Portfolio is the "surviving Portfolio" in the planned merger of MFS(R) Investors Growth Stock Series (the "replaced Portfolio") which occurred earlier this year. The name of the surviving Portfolio will be reflected on AXA Equitable's system on or about May 22, 2015.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

(1)(A) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2014 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/         0.62%  2.98%
-------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2014, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2016 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2016. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after the effect of Expense Limitation Arrangements/(*)/  Lowest Highest
                                                                                                             0.62%  1.61%
---------------------------------------------------------------------------------------------------------------------------


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $577.7 billion in assets as of December 31, 2014. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:


  AXA Equitable -- AXA Life Operations Center

  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:


  AXA Equitable -- AXA Life Operations Center

  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------

 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.


We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.


(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.


3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income beginning in 2014.


Even though this section in the Supplement discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies beginning in 2014 to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.

(9) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

INCENTIVE LIFE(R) POLICIES ONLY. Certain Incentive Life(R) policyholders are eligible for an additional non-guaranteed customer loyalty credit (introduced in 2001) if their policy has been in force for at least 20 years and has a face value of $500,000 or more. Starting on policy anniversaries that fall on or after April 1, 2015, this credit is calculated as a percentage of the total of
(a) minus (b), where:

(a) equals your unloaned Policy Account Value on the customer loyalty credit calculation date; and

(b) equals any portion of your unloaned Policy Account Value invested in GIO on the customer loyalty credit calculation date. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.50% per annum, (b) equals zero.

SPECIAL OFFER POLICIES ONLY. Beginning in 2015, certain policies may be eligible for an additional non-guaranteed Customer Loyalty Credit that we will credit annually ("Additional CLC"). The Additional CLC will be an amount of up to 0.25% of the unloaned Policy Account Value, not including any value in the Guaranteed Interest Division ("GID"), as of the close of the last business day in June each year (the "Valuation Date") for policies in a group of policies that satisfies the eligibility requirements described below.

ELIGIBILITY REQUIREMENTS. On any Valuation Date, a group of policies must meet all of the following conditions to be eligible for the Additional CLC:

   1. Each policy in the group has been in force for at least 20 years.

   2. Each policy in the group must have been issued in a state other than New York.

   3. Each policy in the group is owned by the same corporate employer and the group of policies has:

         (a) an aggregate Policy Account Value of at least $10 million,

         (b) a ratio of aggregate Policy Account Value to aggregate Face Value of at least 100%.

For each Valuation Date on which a group of policies satisfies the Additional CLC eligibility requirements, we will credit the Policy Account Value of each policy within the group with the Additional CLC amount on a business day that falls on or before the end of July following the Valuation Date (the "Crediting Date"). The Additional CLC amount for each such policy will be allocated among the Separate Account divisions and/or GID in accordance with that policy's premium allocation instructions on file with us on the Crediting Date.

Please note that policies eligible for the Additional CLC will not participate in any investment results or credited interest on the Additional CLC amount between the Valuation Date and the Crediting Date.

If a policy qualifies for an Additional CLC on a Valuation Date but is then terminated prior to the next Crediting Date, we will credit the policy with the Additional CLC amount on the effective termination date of that policy.

(10) COST OF INSURANCE CHARGE REDUCTION (INCENTIVE LIFE(R) PLUS, INCENTIVE LIFE(R) 2000 AND CHAMPION 2000/SM/ ONLY)

Starting on policy anniversaries that falls on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:

(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus(R) policy was issued in New York, this change may not apply.

(11) MATURITY (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION 2000).


If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(12)  CYBERSECURITY

Our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.

(13) FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2014 and for each of the two years in the period ended December 31, 2014, and the consolidated financial statements of AXA Equitable at December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(14) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2014..............  F-3
   Statements of Operations for the Year Ended December 31, 2014........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2014 and 2013......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2014 and 2013..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2014, 2013 and 2012................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2014, 2013 and 2012...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2014,
     2013 and 2012......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2014, 2013 and 2012................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 20, 2015

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014


                                                                                 ALL ASSET
                                                 ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                             AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                             ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value.................................     $3,443,000      $17,621,082     $2,537,803       $30,541,439
Receivable for shares of the Portfolios sold             --               --             --            35,293
Receivable for policy-related transactions..          1,799          154,150            739                --
                                                 ----------      -----------     ----------       -----------
   Total assets.............................      3,444,799       17,775,232      2,538,542        30,576,732
                                                 ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..................................          1,774          154,150            714                --
Payable for policy-related transactions.....             --               --             --            35,294
                                                 ----------      -----------     ----------       -----------
   Total liabilities........................          1,774          154,150            714            35,294
                                                 ----------      -----------     ----------       -----------
NET ASSETS..................................     $3,443,025      $17,621,082     $2,537,828       $30,541,438
                                                 ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values....................     $3,443,014      $17,620,679     $2,537,809       $30,532,813
Retained by AXA Equitable in Separate
 Account FP.................................             11              403             19             8,625
                                                 ----------      -----------     ----------       -----------
TOTAL NET ASSETS............................     $3,443,025      $17,621,082     $2,537,828       $30,541,438
                                                 ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at
 cost.......................................     $3,496,054      $17,411,827     $2,583,486       $26,680,079
The Portfolios shares held
   Class B..................................        289,422          910,896        229,250                --
   Class II.................................             --               --             --         1,538,612
   Class 4..................................             --               --             --                --

                                                 AMERICAN FUNDS
                                              INSURANCE SERIES(R)      AMERICAN FUNDS
                                                  GLOBAL SMALL       INSURANCE SERIES(R)
                                             CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                             ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at
 fair value.................................       $1,828,773            $3,903,725
Receivable for shares of the Portfolios sold               --                   798
Receivable for policy-related transactions..            2,116                    --
                                                   ----------            ----------
   Total assets.............................        1,830,889             3,904,523
                                                   ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..................................            2,016                    --
Payable for policy-related transactions.....               --                   798
                                                   ----------            ----------
   Total liabilities........................            2,016                   798
                                                   ----------            ----------
NET ASSETS..................................       $1,828,873            $3,903,725
                                                   ==========            ==========

NET ASSETS:
Accumulation unit values....................       $1,828,861            $3,903,557
Retained by AXA Equitable in Separate
 Account FP.................................               12                   168
                                                   ----------            ----------
TOTAL NET ASSETS............................       $1,828,873            $3,903,725
                                                   ==========            ==========

Investments in shares of the Portfolios, at
 cost.......................................       $1,820,015            $4,511,508
The Portfolios shares held
   Class B..................................               --                    --
   Class II.................................               --                    --
   Class 4..................................           70,554               189,870

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                               AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                 VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*     ALLOCATION*
                               --------------- --------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,065,282      $5,575,826       $2,546,346     $142,781,297  $19,802,055    $36,181,038
Receivable for shares of the
 Portfolios sold..............           --              24           23,995               --           --             --
Receivable for policy-related
 transactions.................        4,147              51               --           51,544       52,663         73,758
                                 ----------      ----------       ----------     ------------  -----------    -----------
   Total assets...............    3,069,429       5,575,901        2,570,341      142,832,841   19,854,718     36,254,796
                                 ----------      ----------       ----------     ------------  -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        4,097              --               --           51,545       52,663         73,758
Payable for policy-related
 transactions.................           --              --           23,945               --           --             --
                                 ----------      ----------       ----------     ------------  -----------    -----------
   Total liabilities..........        4,097              --           23,945           51,545       52,663         73,758
                                 ----------      ----------       ----------     ------------  -----------    -----------
NET ASSETS....................   $3,065,332      $5,575,901       $2,546,396     $142,781,296  $19,802,055    $36,181,038
                                 ==========      ==========       ==========     ============  ===========    ===========

NET ASSETS:
Accumulation unit values......   $3,065,312      $5,575,880       $2,546,375     $142,730,710  $19,802,054    $36,178,375
Retained by AXA Equitable in
 Separate Account FP..........           20              21               21           50,586            1          2,663
                                 ----------      ----------       ----------     ------------  -----------    -----------
TOTAL NET ASSETS..............   $3,065,332      $5,575,901       $2,546,396     $142,781,296  $19,802,055    $36,181,038
                                 ==========      ==========       ==========     ============  ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $2,802,712      $5,050,158       $2,407,758     $127,617,002  $18,469,456    $36,660,087
The Portfolios shares held
   Class A....................           --              --               --        5,618,118           --      2,701,019
   Class B....................      148,729         290,650          135,367        7,079,511    1,399,020      1,085,350

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014


                                       AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS  AXA GLOBAL EQUITY  AXA GROWTH
                                       GROWTH STRATEGY*    STRATEGY*          ALLOCATION*      MANAGED VOLATILITY* STRATEGY*
                                       ---------------- ---------------- --------------------- ------------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $5,395,326       $1,929,511         $34,967,093         $153,335,191     $34,422,231
Receivable for shares of the
 Portfolios sold......................        34,246               --                  --               27,388              --
Receivable for policy-related
 transactions.........................            --               --             136,436                   --          88,053
                                          ----------       ----------         -----------         ------------     -----------
   Total assets.......................     5,429,572        1,929,511          35,103,529          153,362,579      34,510,284
                                          ----------       ----------         -----------         ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................            --               --             136,436                   --          88,053
Payable for policy-related
 transactions.........................        34,246               --                  --               27,381              --
                                          ----------       ----------         -----------         ------------     -----------
   Total liabilities..................        34,246               --             136,436               27,381          88,053
                                          ----------       ----------         -----------         ------------     -----------
NET ASSETS............................    $5,395,326       $1,929,511         $34,967,093         $153,335,198     $34,422,231
                                          ==========       ==========         ===========         ============     ===========

NET ASSETS:
Accumulation unit values..............    $5,395,320       $1,929,511         $34,964,387         $153,292,425     $34,422,230
Retained by AXA Equitable in Separate
 Account FP...........................             6               --               2,706               42,773               1
                                          ----------       ----------         -----------         ------------     -----------
TOTAL NET ASSETS......................    $5,395,326       $1,929,511         $34,967,093         $153,335,198     $34,422,231
                                          ==========       ==========         ===========         ============     ===========

Investments in shares of the
 Portfolios, at cost..................    $5,075,298       $1,884,474         $34,250,872         $126,742,071     $31,158,834
The Portfolios shares held
   Class A............................            --               --           1,994,214            2,130,511              --
   Class B............................       401,732          162,798           1,516,207            8,185,611       2,158,272

                                       AXA INTERNATIONAL
                                         CORE MANAGED
                                          VOLATILITY*
                                       -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $69,547,744
Receivable for shares of the
 Portfolios sold......................             --
Receivable for policy-related
 transactions.........................         28,092
                                          -----------
   Total assets.......................     69,575,836
                                          -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         28,052
Payable for policy-related
 transactions.........................             --
                                          -----------
   Total liabilities..................         28,052
                                          -----------
NET ASSETS............................    $69,547,784
                                          ===========

NET ASSETS:
Accumulation unit values..............    $69,477,272
Retained by AXA Equitable in Separate
 Account FP...........................         70,512
                                          -----------
TOTAL NET ASSETS......................    $69,547,784
                                          ===========

Investments in shares of the
 Portfolios, at cost..................    $68,076,694
The Portfolios shares held
   Class A............................      1,694,329
   Class B............................      5,594,163

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                       AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                    AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                   MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                   ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................     $1,626,922         $86,952,094      $28,941,884     $254,864,268
Receivable for shares of the Portfolios sold......             --                  --           42,434          104,275
Receivable for policy-related transactions........          1,902              29,780               --               --
                                                       ----------         -----------      -----------     ------------
   Total assets...................................      1,628,824          86,981,874       28,984,318      254,968,543
                                                       ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....          1,852              29,775               --               --
Payable for policy-related transactions...........             --                  --           42,434          104,179
                                                       ----------         -----------      -----------     ------------
   Total liabilities..............................          1,852              29,775           42,434          104,179
                                                       ----------         -----------      -----------     ------------
NET ASSETS........................................     $1,626,972         $86,952,099      $28,941,884     $254,864,364
                                                       ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values..........................     $1,626,933         $86,929,440      $28,905,810     $254,743,163
Accumulation nonunitized..........................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP..             39              22,659           36,074          121,201
                                                       ----------         -----------      -----------     ------------
TOTAL NET ASSETS..................................     $1,626,972         $86,952,099      $28,941,884     $254,864,364
                                                       ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost..     $1,677,062         $86,009,188      $22,941,392     $150,684,353
The Portfolios shares held
   Class A........................................             --           1,480,561          576,655        1,633,598
   Class B........................................        132,637           5,826,186        2,550,233        7,750,109

                                                   AXA LARGE CAP  AXA MID CAP
                                                   VALUE MANAGED VALUE MANAGED
                                                    VOLATILITY*   VOLATILITY*
                                                   ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $425,976,393  $221,773,733
Receivable for shares of the Portfolios sold......       46,279       196,496
Receivable for policy-related transactions........           --            --
                                                   ------------  ------------
   Total assets...................................  426,022,672   221,970,229
                                                   ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....           --            --
Payable for policy-related transactions...........        8,636       196,489
                                                   ------------  ------------
   Total liabilities..............................        8,636       196,489
                                                   ------------  ------------
NET ASSETS........................................ $426,014,036  $221,773,740
                                                   ============  ============

NET ASSETS:
Accumulation unit values.......................... $425,687,857  $221,735,829
Accumulation nonunitized..........................      198,948            --
Retained by AXA Equitable in Separate Account FP..      127,231        37,911
                                                   ------------  ------------
TOTAL NET ASSETS.................................. $426,014,036  $221,773,740
                                                   ============  ============

Investments in shares of the Portfolios, at cost.. $340,878,320  $130,838,389
The Portfolios shares held
   Class A........................................   18,233,968    13,553,616
   Class B........................................    8,703,095       843,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                    AXA MODERATE    AXA MODERATE   AXA MODERATE-PLUS AXA/LOOMIS SAYLES
                                                    ALLOCATION*   GROWTH STRATEGY*    ALLOCATION*         GROWTH*
                                                   -------------- ---------------- ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $1,001,281,884   $72,533,599      $440,271,623       $23,783,568
Receivable for shares of the Portfolios sold......        450,641            --            77,212            70,019
Receivable for policy-related transactions........             --       122,199                --                --
                                                   --------------   -----------      ------------       -----------
   Total assets...................................  1,001,732,525    72,655,798       440,348,835        23,853,587
                                                   --------------   -----------      ------------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....             --       122,199                --                --
Payable for policy-related transactions...........        943,939            --            77,084            70,019
                                                   --------------   -----------      ------------       -----------
   Total liabilities..............................        943,939       122,199            77,084            70,019
                                                   --------------   -----------      ------------       -----------
NET ASSETS........................................ $1,000,788,586   $72,533,599      $440,271,751       $23,783,568
                                                   ==============   ===========      ============       ===========

NET ASSETS:
Accumulation unit values.......................... $  997,673,565   $72,533,597      $440,245,741       $23,782,652
Accumulation nonunitized..........................      2,984,591            --                --                --
Retained by AXA Equitable in Separate Account FP..        130,430             2            26,010               916
                                                   --------------   -----------      ------------       -----------
TOTAL NET ASSETS.................................. $1,000,788,586   $72,533,599      $440,271,751       $23,783,568
                                                   ==============   ===========      ============       ===========

Investments in shares of the Portfolios, at cost.. $  974,063,876   $65,645,041      $409,829,408       $26,865,727
The Portfolios shares held
   Class A........................................     59,478,008            --        18,253,383         1,489,756
   Class B........................................     11,199,592     4,734,935        21,260,033         2,690,244
   Class III......................................             --            --                --                --

                                                     BLACKROCK GLOBAL      CHARTER/SM/
                                                   ALLOCATION V.I. FUND MULTI-SECTOR BOND*
                                                   -------------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................     $ 9,834,685         $ 94,934,584
Receivable for shares of the Portfolios sold......         401,048                1,580
Receivable for policy-related transactions........              --                   --
                                                       -----------         ------------
   Total assets...................................      10,235,733           94,936,164
                                                       -----------         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased....              --                   --
Payable for policy-related transactions...........         401,048               31,914
                                                       -----------         ------------
   Total liabilities..............................         401,048               31,914
                                                       -----------         ------------
NET ASSETS........................................     $ 9,834,685         $ 94,904,250
                                                       ===========         ============

NET ASSETS:
Accumulation unit values..........................     $ 9,833,113         $ 94,341,500
Accumulation nonunitized..........................              --              499,926
Retained by AXA Equitable in Separate Account FP..           1,572               62,824
                                                       -----------         ------------
TOTAL NET ASSETS..................................     $ 9,834,685         $ 94,904,250
                                                       ===========         ============

Investments in shares of the Portfolios, at cost..     $10,571,581         $107,186,899
The Portfolios shares held
   Class A........................................              --           20,298,166
   Class B........................................              --            4,417,304
   Class III......................................         694,050                   --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                       CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/ALLIANCEBERNSTEIN EQ/BLACKROCK BASIC
                                         CAP GROWTH*       CAP VALUE*       SMALL CAP GROWTH*     VALUE EQUITY*
                                       ---------------   ---------------   -------------------- ------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $12,005,341       $31,963,779         $210,786,759        $220,345,641
Receivable for shares of the
 Portfolios sold......................            --                --              477,116             336,447
Receivable for policy-related
 transactions.........................         1,498             3,506                   --                  --
                                         -----------       -----------         ------------        ------------
   Total assets.......................    12,006,839        31,967,285          211,263,875         220,682,088
                                         -----------       -----------         ------------        ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         1,498             3,493                   --                  --
Payable for policy-related
 transactions.........................            --                --              477,103             336,447
                                         -----------       -----------         ------------        ------------
   Total liabilities..................         1,498             3,493              477,103             336,447
                                         -----------       -----------         ------------        ------------
NET ASSETS............................   $12,005,341       $31,963,792         $210,786,772        $220,345,641
                                         ===========       ===========         ============        ============

NET ASSETS:
Accumulation unit values..............   $12,003,813       $31,900,343         $210,754,104        $220,273,796
Retained by AXA Equitable in Separate
 Account FP...........................         1,528            63,449               32,668              71,845
                                         -----------       -----------         ------------        ------------
TOTAL NET ASSETS......................   $12,005,341       $31,963,792         $210,786,772        $220,345,641
                                         ===========       ===========         ============        ============

Investments in shares of the
 Portfolios, at cost..................   $ 9,260,082       $22,720,777         $171,222,710        $150,048,020
The Portfolios shares held
   Class A............................            --           925,650            7,228,402           1,878,369
   Class B............................     1,006,241         1,160,372            3,529,255           8,342,247

                                       EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                         EQUITY INCOME*      RESPONSIBLE*
                                       ------------------ -------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $20,378,256         $1,709,303
Receivable for shares of the
 Portfolios sold......................          4,278                 --
Receivable for policy-related
 transactions.........................             --              3,058
                                          -----------         ----------
   Total assets.......................     20,382,534          1,712,361
                                          -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --              3,058
Payable for policy-related
 transactions.........................          4,278                 --
                                          -----------         ----------
   Total liabilities..................          4,278              3,058
                                          -----------         ----------
NET ASSETS............................    $20,378,256         $1,709,303
                                          ===========         ==========

NET ASSETS:
Accumulation unit values..............    $20,377,569         $1,580,232
Retained by AXA Equitable in Separate
 Account FP...........................            687            129,071
                                          -----------         ----------
TOTAL NET ASSETS......................    $20,378,256         $1,709,303
                                          ===========         ==========

Investments in shares of the
 Portfolios, at cost..................    $18,761,791         $1,272,024
The Portfolios shares held
   Class A............................        792,796             24,238
   Class B............................      2,291,780            113,363

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                                     EQ/GAMCO
                                       EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                            RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS* COMPANY VALUE*
                                       ------------------- -------------- ----------- ------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............    $108,888,433     $1,638,318,418 $53,018,743 $743,276,962  $14,034,914   $156,518,596
Receivable for shares of the
 Portfolios sold......................          24,694                 --          --   19,265,534      189,984         42,375
Receivable for policy-related
 transactions.........................              --             55,624      13,919           --           --             --
                                          ------------     -------------- ----------- ------------  -----------   ------------
   Total assets.......................     108,913,127      1,638,374,042  53,032,662  762,542,496   14,224,898    156,560,971
                                          ------------     -------------- ----------- ------------  -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................              --          1,488,787      13,904           --           --             --
Payable for policy-related
 transactions.........................          24,694                 --          --   19,237,823      189,984         42,375
                                          ------------     -------------- ----------- ------------  -----------   ------------
   Total liabilities..................          24,694          1,488,787      13,904   19,237,823      189,984         42,375
                                          ------------     -------------- ----------- ------------  -----------   ------------
NET ASSETS............................    $108,888,433     $1,636,885,255 $53,018,758 $743,304,673  $14,034,914   $156,518,596
                                          ============     ============== =========== ============  ===========   ============

NET ASSETS:
Accumulation unit values..............    $108,753,438     $1,632,960,333 $53,001,645 $742,738,929  $14,034,239   $156,517,258
Accumulation nonunitized..............              --          3,841,353          --      522,690           --             --
Retained by AXA Equitable in Separate
 Account FP...........................         134,995             83,569      17,113       43,054          675          1,338
                                          ------------     -------------- ----------- ------------  -----------   ------------
TOTAL NET ASSETS......................    $108,888,433     $1,636,885,255 $53,018,758 $743,304,673  $14,034,914   $156,518,596
                                          ============     ============== =========== ============  ===========   ============

Investments in shares of the
 Portfolios, at cost..................    $ 71,226,253     $1,183,879,951 $53,358,892 $505,570,962  $13,894,121   $117,296,875
The Portfolios shares held
   Class A............................         748,910         55,082,423   3,072,273   15,700,843       48,960         81,456
   Class B............................       4,479,780          7,316,590   2,240,088    5,284,786    1,041,769      2,730,095

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                       EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO      EQ/JPMORGAN
                                       BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*   VALUE OPPORTUNITIES*
                                       ----------- ---------------- ---------------- ----------- --------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $20,316,771   $85,457,372      $307,651,017   $25,192,273     $32,449,747
Receivable for shares of the
 Portfolios sold......................          --            --                --            --              --
Receivable for policy-related
 transactions.........................         282     1,587,740                --        58,661           1,378
                                       -----------   -----------      ------------   -----------     -----------
   Total assets.......................  20,317,053    87,045,112       307,651,017    25,250,934      32,451,125
                                       -----------   -----------      ------------   -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         282     1,806,265            27,895        58,661           1,378
Payable for policy-related
 transactions.........................          --            --            64,930            --              --
                                       -----------   -----------      ------------   -----------     -----------
   Total liabilities..................         282     1,806,265            92,825        58,661           1,378
                                       -----------   -----------      ------------   -----------     -----------
NET ASSETS............................ $20,316,771   $85,238,847      $307,558,192   $25,192,273     $32,449,747
                                       ===========   ===========      ============   ===========     ===========

NET ASSETS:
Accumulation unit values.............. $20,315,845   $85,142,926      $307,201,529   $25,185,922     $32,349,708
Accumulation nonunitized..............          --        78,240           306,130            --              --
Retained by AXA Equitable in Separate
 Account FP...........................         926        17,681            50,533         6,351         100,039
                                       -----------   -----------      ------------   -----------     -----------
TOTAL NET ASSETS...................... $20,316,771   $85,238,847      $307,558,192   $25,192,273     $32,449,747
                                       ===========   ===========      ============   ===========     ===========

Investments in shares of the
 Portfolios, at cost.................. $21,794,201   $83,748,420      $342,888,507   $22,411,173     $22,711,990
The Portfolios shares held
   Class A............................   1,233,762     6,431,287        28,893,418       869,898         107,534
   Class B............................     971,899     1,870,036         6,067,554       803,284       1,931,179

                                       EQ/LARGE CAP
                                       GROWTH INDEX*
                                       -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $131,724,470
Receivable for shares of the
 Portfolios sold......................      206,373
Receivable for policy-related
 transactions.........................           --
                                       ------------
   Total assets.......................  131,930,843
                                       ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --
Payable for policy-related
 transactions.........................      206,373
                                       ------------
   Total liabilities..................      206,373
                                       ------------
NET ASSETS............................ $131,724,470
                                       ============

NET ASSETS:
Accumulation unit values.............. $131,664,941
Accumulation nonunitized..............           --
Retained by AXA Equitable in Separate
 Account FP...........................       59,529
                                       ------------
TOTAL NET ASSETS...................... $131,724,470
                                       ============

Investments in shares of the
 Portfolios, at cost.................. $ 95,477,780
The Portfolios shares held
   Class A............................    1,273,202
   Class B............................    9,512,534

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                     EQ/MFS                                  EQ/MORGAN
                                                     EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                     VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                     ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value.............................................. $19,150,166   $37,393,763  $116,590,689 $175,467,212   $49,806,602
Receivable for shares of the Portfolios sold........          --            --       104,403           --            --
Receivable for policy-related transactions..........      10,986         5,833            --           --        29,521
                                                     -----------   -----------  ------------ ------------   -----------
   Total assets.....................................  19,161,152    37,399,596   116,695,092  175,467,212    49,836,123
                                                     -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased......      11,016         5,833            --    2,395,853        29,522
Payable for policy-related transactions.............          --            --       104,403    5,217,056            --
                                                     -----------   -----------  ------------ ------------   -----------
   Total liabilities................................      11,016         5,833       104,403    7,612,909        29,522
                                                     -----------   -----------  ------------ ------------   -----------
NET ASSETS.......................................... $19,150,136   $37,393,763  $116,590,689 $167,854,303   $49,806,601
                                                     ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................ $19,136,014   $37,393,569  $116,568,730 $167,320,642   $49,805,946
Accumulation nonunitized............................          --            --            --      501,268            --
Retained by AXA Equitable in Separate Account FP....      14,122           194        21,959       32,393           655
                                                     -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS.................................... $19,150,136   $37,393,763  $116,590,689 $167,854,303   $49,806,601
                                                     ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost.... $14,869,141   $35,963,572  $ 78,506,164 $175,467,338   $48,390,886
The Portfolios shares held
   Class A..........................................   1,219,036            --     2,219,734  132,714,222     1,454,321
   Class B..........................................   1,034,028     5,610,847     6,522,709   42,683,981     1,349,523

                                                     EQ/PIMCO ULTRA
                                                      SHORT BOND*
                                                     --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value..............................................  $36,532,893
Receivable for shares of the Portfolios sold........           --
Receivable for policy-related transactions..........       32,408
                                                      -----------
   Total assets.....................................   36,565,301
                                                      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased......       32,408
Payable for policy-related transactions.............           --
                                                      -----------
   Total liabilities................................       32,408
                                                      -----------
NET ASSETS..........................................  $36,532,893
                                                      ===========

NET ASSETS:
Accumulation unit values............................  $36,530,881
Accumulation nonunitized............................           --
Retained by AXA Equitable in Separate Account FP....        2,012
                                                      -----------
TOTAL NET ASSETS....................................  $36,532,893
                                                      ===========

Investments in shares of the Portfolios, at cost....  $36,935,533
The Portfolios shares held
   Class A..........................................    1,776,428
   Class B..........................................    1,929,918

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014


                                                   EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                   BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                   ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $63,509,521  $73,802,655     $64,703,301     $11,001,086   $94,355,676
Receivable for shares of the Portfolios sold......          --       34,006              --           2,035       879,190
Receivable for policy-related transactions........          --           --          46,390              --            --
                                                   -----------  -----------     -----------     -----------   -----------
   Total assets...................................  63,509,521   73,836,661      64,749,691      11,003,121    95,234,866
                                                   -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         742           --          46,390              --            --
Payable for policy-related transactions...........       9,936       34,007              --           2,035       879,190
                                                   -----------  -----------     -----------     -----------   -----------
   Total liabilities..............................      10,678       34,007          46,390           2,035       879,190
                                                   -----------  -----------     -----------     -----------   -----------
NET ASSETS........................................ $63,498,843  $73,802,654     $64,703,301     $11,001,086   $94,355,676
                                                   ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values.......................... $63,405,781  $73,777,308     $64,589,865     $11,000,991   $94,306,662
Accumulation nonunitized..........................      42,305           --              --              --            --
Retained by AXA Equitable in Separate Account FP..      50,757       25,346         113,436              95        49,014
                                                   -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS.................................. $63,498,843  $73,802,654     $64,703,301     $11,001,086   $94,355,676
                                                   ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost.. $66,850,164  $63,568,644     $45,129,045     $ 8,219,850   $97,830,892
The Portfolios shares held
   Class A........................................   4,914,919    3,900,422          66,961              --     1,076,518
   Class B........................................   2,531,543    2,407,248       1,732,352       1,121,293     7,404,323
   Service Class 2................................          --           --              --              --            --

                                                   FIDELITY(R) VIP
                                                    ASSET MANAGER:
                                                   GROWTH PORTFOLIO
                                                   ----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................    $1,482,577
Receivable for shares of the Portfolios sold......         9,300
Receivable for policy-related transactions........            --
                                                      ----------
   Total assets...................................     1,491,877
                                                      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....            --
Payable for policy-related transactions...........         9,300
                                                      ----------
   Total liabilities..............................         9,300
                                                      ----------
NET ASSETS........................................    $1,482,577
                                                      ==========

NET ASSETS:
Accumulation unit values..........................    $1,481,771
Accumulation nonunitized..........................            --
Retained by AXA Equitable in Separate Account FP..           806
                                                      ----------
TOTAL NET ASSETS..................................    $1,482,577
                                                      ==========

Investments in shares of the Portfolios, at cost..    $1,219,990
The Portfolios shares held
   Class A........................................            --
   Class B........................................            --
   Service Class 2................................        78,278

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                          FIDELITY(R) VIP FIDELITY(R) VIP   FIDELITY(R)                         FIDELITY(R) VIP
                                           CONTRAFUND(R)   EQUITY-INCOME    VIP GROWTH &   FIDELITY(R) VIP HIGH INVESTMENT GRADE
                                             PORTFOLIO       PORTFOLIO    INCOME PORTFOLIO   INCOME PORTFOLIO    BOND PORTFOLIO
                                          --------------- --------------- ---------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $87,944,966     $1,011,726       $7,537,673         $5,043,450         $8,320,035
Receivable for shares of the Portfolios
 sold....................................       368,430             --               --          2,270,493             22,021
Receivable for policy-related
 transactions............................            --             --            3,295                 --                 --
                                            -----------     ----------       ----------         ----------         ----------
   Total assets..........................    88,313,396      1,011,726        7,540,968          7,313,943          8,342,056
                                            -----------     ----------       ----------         ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            3,295                 --                 --
Payable for policy-related transactions..       368,430             --               --          2,270,493             22,021
                                            -----------     ----------       ----------         ----------         ----------
   Total liabilities.....................       368,430             --            3,295          2,270,493             22,021
                                            -----------     ----------       ----------         ----------         ----------
NET ASSETS...............................   $87,944,966     $1,011,726       $7,537,673         $5,043,450         $8,320,035
                                            ===========     ==========       ==========         ==========         ==========

NET ASSETS:
Accumulation unit values.................   $87,938,140     $1,006,996       $7,536,821         $5,043,332         $8,319,233
Accumulation nonunitized.................            --             --               --                 --                 --
Retained by AXA Equitable in Separate
 Account FP..............................         6,826          4,730              852                118                802
                                            -----------     ----------       ----------         ----------         ----------
TOTAL NET ASSETS.........................   $87,944,966     $1,011,726       $7,537,673         $5,043,450         $8,320,035
                                            ===========     ==========       ==========         ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $74,632,586     $  937,669       $6,549,642         $5,464,129         $8,268,328
The Portfolios shares held
   Service Class 2.......................     2,396,321         42,456          368,951            940,942            665,071

                                           FIDELITY(R) VIP
                                          MID CAP PORTFOLIO
                                          -----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $32,757,977
Receivable for shares of the Portfolios
 sold....................................        910,206
Receivable for policy-related
 transactions............................             --
                                             -----------
   Total assets..........................     33,668,183
                                             -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --
Payable for policy-related transactions..        910,206
                                             -----------
   Total liabilities.....................        910,206
                                             -----------
NET ASSETS...............................    $32,757,977
                                             ===========

NET ASSETS:
Accumulation unit values.................    $32,742,038
Accumulation nonunitized.................             --
Retained by AXA Equitable in Separate
 Account FP..............................         15,939
                                             -----------
TOTAL NET ASSETS.........................    $32,757,977
                                             ===========

Investments in shares of the Portfolios,
 at cost.................................    $30,339,528
The Portfolios shares held
   Service Class 2.......................        889,196

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                                 FIDELITY(R) VIP
                                                           FIDELITY(R) VIP MONEY FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL
                                                             MARKET PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND
                                                           --------------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value....       $999,490          $1,532,798        $322,852       $11,541,844
Receivable for shares of the Portfolios sold..............             --              18,047          12,387           239,101
Receivable for policy-related transactions................             --                  --              --                --
                                                                 --------          ----------        --------       -----------
   Total assets...........................................        999,490           1,550,845         335,239        11,780,945
                                                                 --------          ----------        --------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased............             --                  --              --                --
Payable for policy-related transactions...................             --              18,047          12,387           239,101
                                                                 --------          ----------        --------       -----------
   Total liabilities......................................             --              18,047          12,387           239,101
                                                                 --------          ----------        --------       -----------
NET ASSETS................................................       $999,490          $1,532,798        $322,852       $11,541,844
                                                                 ========          ==========        ========       ===========

NET ASSETS:
Accumulation unit values..................................       $999,393          $1,518,717        $322,619       $11,541,783
Retained by AXA Equitable in Separate Account FP..........             97              14,081             233                61
                                                                 --------          ----------        --------       -----------
TOTAL NET ASSETS..........................................       $999,490          $1,532,798        $322,852       $11,541,844
                                                                 ========          ==========        ========       ===========

Investments in shares of the Portfolios, at cost..........       $999,490          $1,371,125        $241,753       $ 9,326,007
The Portfolios shares held
   Class 2................................................             --                  --              --           510,701
   Service Class 2........................................        999,489              96,463          21,129                --

                                                           FRANKLIN RISING    FRANKLIN
                                                              DIVIDENDS      SMALL CAP
                                                              VIP FUND     VALUE VIP FUND
                                                           --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value....   $53,365,263     $5,652,905
Receivable for shares of the Portfolios sold..............            --          5,528
Receivable for policy-related transactions................        51,677             --
                                                             -----------     ----------
   Total assets...........................................    53,416,940      5,658,433
                                                             -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased............        51,677             --
Payable for policy-related transactions...................            --          5,528
                                                             -----------     ----------
   Total liabilities......................................        51,677          5,528
                                                             -----------     ----------
NET ASSETS................................................   $53,365,263     $5,652,905
                                                             ===========     ==========

NET ASSETS:
Accumulation unit values..................................   $53,364,113     $5,650,110
Retained by AXA Equitable in Separate Account FP..........         1,150          2,795
                                                             -----------     ----------
TOTAL NET ASSETS..........................................   $53,365,263     $5,652,905
                                                             ===========     ==========

Investments in shares of the Portfolios, at cost..........   $44,009,036     $5,498,146
The Portfolios shares held
   Class 2................................................     1,836,382        253,266
   Service Class 2........................................            --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                GOLDMAN     INVESCO V.I.      INVESCO      INVESCO V.I.
                                          FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL    INTERNATIONAL
                                           INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND  GROWTH FUND
                                          ------------------ -------------- ------------- ---------------- -------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $28,647,991      $10,519,940    $2,093,854     $30,513,428     $28,704,895
Receivable for shares of the Portfolios
 sold....................................             --              554        26,633          21,955          28,293
Receivable for policy-related
 transactions............................         43,669               --            --              --              --
                                             -----------      -----------    ----------     -----------     -----------
   Total assets..........................     28,691,660       10,520,494     2,120,487      30,535,383      28,733,188
                                             -----------      -----------    ----------     -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................         43,669               --            --              --              --
Payable for policy-related transactions..             --              554        26,558          21,955          28,293
                                             -----------      -----------    ----------     -----------     -----------
   Total liabilities.....................         43,669              554        26,558          21,955          28,293
                                             -----------      -----------    ----------     -----------     -----------
NET ASSETS...............................    $28,647,991      $10,519,940    $2,093,929     $30,513,428     $28,704,895
                                             ===========      ===========    ==========     ===========     ===========

NET ASSETS:
Accumulation unit values.................    $28,646,400      $10,519,736    $2,093,918     $30,513,055     $28,704,167
Retained by AXA Equitable in Separate
 Account FP..............................          1,591              204            11             373             728
                                             -----------      -----------    ----------     -----------     -----------
TOTAL NET ASSETS.........................    $28,647,991      $10,519,940    $2,093,929     $30,513,428     $28,704,895
                                             ===========      ===========    ==========     ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $30,551,755      $10,798,022    $1,989,982     $27,982,160     $26,537,292
The Portfolios shares held
   Class 2...............................      2,480,346               --            --              --              --
   Series II.............................             --               --        90,604       1,817,357         833,960
   Service Shares........................             --          602,862            --              --              --

                                              INVESCO
                                            V.I. MID CAP
                                          CORE EQUITY FUND
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $3,519,405
Receivable for shares of the Portfolios
 sold....................................         3,669
Receivable for policy-related
 transactions............................            --
                                             ----------
   Total assets..........................     3,523,074
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --
Payable for policy-related transactions..         3,669
                                             ----------
   Total liabilities.....................         3,669
                                             ----------
NET ASSETS...............................    $3,519,405
                                             ==========

NET ASSETS:
Accumulation unit values.................    $3,519,399
Retained by AXA Equitable in Separate
 Account FP..............................             6
                                             ----------
TOTAL NET ASSETS.........................    $3,519,405
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $3,522,148
The Portfolios shares held
   Class 2...............................            --
   Series II.............................       254,292
   Service Shares........................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                INVESCO     IVY FUNDS VIP                                          IVY FUNDS VIP
                                              V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP IVY FUNDS VIP     SCIENCE
                                            CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME  MID CAP GROWTH AND TECHNOLOGY
                                            --------------- ------------- ----------- ------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value.............................   $4,096,018      $703,003    $14,919,242  $17,934,447   $28,519,778    $22,263,940
Receivable for shares of the Portfolios
 sold......................................           --        49,800             --           --        53,307        149,416
Receivable for policy-related transactions.        3,260            --          6,706       28,125            --             --
                                              ----------      --------    -----------  -----------   -----------    -----------
   Total assets............................    4,099,278       752,803     14,925,948   17,962,572    28,573,085     22,413,356
                                              ----------      --------    -----------  -----------   -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased.................................        3,260            --          6,706       28,125            --             --
Payable for policy-related transactions....           --        49,800             --           --        53,257        149,416
                                              ----------      --------    -----------  -----------   -----------    -----------
   Total liabilities.......................        3,260        49,800          6,706       28,125        53,257        149,416
                                              ----------      --------    -----------  -----------   -----------    -----------
NET ASSETS.................................   $4,096,018      $703,003    $14,919,242  $17,934,447   $28,519,828    $22,263,940
                                              ==========      ========    ===========  ===========   ===========    ===========

NET ASSETS:
Accumulation unit values...................   $4,095,964      $701,393    $14,918,456  $17,934,441   $28,519,793    $22,263,257
Retained by AXA Equitable in Separate
 Account FP................................           54         1,610            786            6            35            683
                                              ----------      --------    -----------  -----------   -----------    -----------
TOTAL NET ASSETS...........................   $4,096,018      $703,003    $14,919,242  $17,934,447   $28,519,828    $22,263,940
                                              ==========      ========    ===========  ===========   ===========    ===========

Investments in shares of the Portfolios,
 at cost...................................   $3,608,293      $644,459    $16,819,634  $18,535,307   $24,958,282    $22,302,925
The Portfolios shares held
   Common Shares...........................           --        77,712      2,292,482    4,657,572     2,629,884        889,732
   Series II...............................      178,320            --             --           --            --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                   IVY FUNDS  LAZARD RETIREMENT                           MFS(R)
                                                   VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL INVESTORS GROWTH
                                                   CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      STOCK SERIES
                                                   ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $5,917,196    $45,487,910        $57,722,309         $2,205,922
Receivable for shares of the Portfolios sold......      2,793             --            828,235                 --
Receivable for policy-related transactions........         --        728,566                 --             11,998
                                                   ----------    -----------        -----------         ----------
   Total assets...................................  5,919,989     46,216,476         58,550,544          2,217,920
                                                   ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         --        728,566                 --             11,998
Payable for policy-related transactions...........      2,793             --            828,235                 --
                                                   ----------    -----------        -----------         ----------
   Total liabilities..............................      2,793        728,566            828,235             11,998
                                                   ----------    -----------        -----------         ----------
NET ASSETS........................................ $5,917,196    $45,487,910        $57,722,309         $2,205,922
                                                   ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.......................... $5,916,904    $45,474,268        $57,722,291         $2,205,835
Retained by AXA Equitable in Separate Account FP..        292         13,642                 18                 87
                                                   ----------    -----------        -----------         ----------
TOTAL NET ASSETS.................................. $5,917,196    $45,487,910        $57,722,309         $2,205,922
                                                   ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost.. $5,695,717    $49,050,507        $52,381,128         $1,883,250
The Portfolios shares held
   Common Shares..................................    486,912             --                 --                 --
   Service Class..................................         --             --          2,692,272            141,134
   Service Shares.................................         --      2,278,953                 --                 --

                                                   MFS(R) INVESTORS MFS(R) UTILITIES
                                                     TRUST SERIES        SERIES
                                                   ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................    $2,089,386       $1,860,053
Receivable for shares of the Portfolios sold......         2,216           85,522
Receivable for policy-related transactions........            --               --
                                                      ----------       ----------
   Total assets...................................     2,091,602        1,945,575
                                                      ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....            --               --
Payable for policy-related transactions...........         2,216           85,522
                                                      ----------       ----------
   Total liabilities..............................         2,216           85,522
                                                      ----------       ----------
NET ASSETS........................................    $2,089,386       $1,860,053
                                                      ==========       ==========

NET ASSETS:
Accumulation unit values..........................    $2,089,350       $1,860,027
Retained by AXA Equitable in Separate Account FP..            36               26
                                                      ----------       ----------
TOTAL NET ASSETS..................................    $2,089,386       $1,860,053
                                                      ==========       ==========

Investments in shares of the Portfolios, at cost..    $1,850,081       $1,831,480
The Portfolios shares held
   Common Shares..................................            --               --
   Service Class..................................        69,346           55,557
   Service Shares.................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014


                                                      MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER
                                                   AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*
                                                   ------------------ ------------ --------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................    $417,870,176    $76,338,086    $33,086,243    $50,672,338   $89,921,645
Receivable for shares of the Portfolios sold......              --         31,112             --             --            --
Receivable for policy-related transactions........              --             --          2,478            430         5,747
                                                      ------------    -----------    -----------    -----------   -----------
   Total assets...................................     417,870,176     76,369,198     33,088,721     50,672,768    89,927,392
                                                      ------------    -----------    -----------    -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....          13,813             --          3,077            430         5,748
Payable for policy-related transactions...........         222,874         31,112             --             --            --
                                                      ------------    -----------    -----------    -----------   -----------
   Total liabilities..............................         236,687         31,112          3,077            430         5,748
                                                      ------------    -----------    -----------    -----------   -----------
NET ASSETS........................................    $417,633,489    $76,338,086    $33,085,644    $50,672,338   $89,921,644
                                                      ============    ===========    ===========    ===========   ===========

NET ASSETS:
Accumulation unit values..........................    $416,940,624    $76,323,547    $32,994,847    $50,489,683   $89,875,640
Accumulation nonunitized..........................         628,275             --             --             --            --
Retained by AXA Equitable in Separate Account FP..          64,590         14,539         90,797        182,655        46,004
                                                      ------------    -----------    -----------    -----------   -----------
TOTAL NET ASSETS..................................    $417,633,489    $76,338,086    $33,085,644    $50,672,338   $89,921,644
                                                      ============    ===========    ===========    ===========   ===========

Investments in shares of the Portfolios, at cost..    $232,871,669    $79,990,748    $32,637,806    $31,736,409   $58,744,269
The Portfolios shares held
   Class A........................................       8,842,893      2,263,831      1,253,034        805,910       809,912
   Class B........................................         622,462      5,423,980      2,348,719      2,832,112     3,708,187
   Class II.......................................              --             --             --             --            --

                                                    NATURAL
                                                   RESOURCES
                                                   PORTFOLIO
                                                   ----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................ $7,525,500
Receivable for shares of the Portfolios sold......     91,359
Receivable for policy-related transactions........         --
                                                   ----------
   Total assets...................................  7,616,859
                                                   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased....         --
Payable for policy-related transactions...........     91,359
                                                   ----------
   Total liabilities..............................     91,359
                                                   ----------
NET ASSETS........................................ $7,525,500
                                                   ==========

NET ASSETS:
Accumulation unit values.......................... $7,524,516
Accumulation nonunitized..........................         --
Retained by AXA Equitable in Separate Account FP..        984
                                                   ----------
TOTAL NET ASSETS.................................. $7,525,500
                                                   ==========

Investments in shares of the Portfolios, at cost.. $9,266,162
The Portfolios shares held
   Class A........................................         --
   Class B........................................         --
   Class II.......................................    255,102

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                  PIMCO COMMODITYREAL                                      T. ROWE PRICE
                  RETURN(R) STRATEGY     PIMCO REAL      PIMCO TOTAL           EQUITY        T. ROWE PRICE HEALTH  TARGET 2015
                       PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO INCOME PORTFOLIO -II SCIENCES PORTFOLIO-II ALLOCATION*
                  ------------------- ---------------- ---------------- -------------------- --------------------- -----------
ASSETS:
Investments in
 shares of the
 Portfolios,
 at fair value...     $ 9,022,434       $25,635,978      $63,291,137        $20,538,620           $6,011,111         $38,427
Receivable for
 shares of the
 Portfolios
 sold............              --           688,035          549,052            526,512              450,608              --
Receivable for
 policy-related
 transactions....          37,903                --               --                 --                   --              --
                      -----------       -----------      -----------        -----------           ----------         -------
   Total assets..       9,060,337        26,324,013       63,840,189         21,065,132            6,461,719          38,427
                      -----------       -----------      -----------        -----------           ----------         -------

LIABILITIES:
Payable for
 shares of the
 Portfolios
 purchased.......          37,903                --               --                 --                   --              --
Payable for
 policy-related
 transactions....              --           688,035          548,977            526,512              450,608              --
                      -----------       -----------      -----------        -----------           ----------         -------
   Total
    liabilities..          37,903           688,035          548,977            526,512              450,608              --
                      -----------       -----------      -----------        -----------           ----------         -------
NET ASSETS.......     $ 9,022,434       $25,635,978      $63,291,212        $20,538,620           $6,011,111         $38,427
                      ===========       ===========      ===========        ===========           ==========         =======

NET ASSETS:
Accumulation
 unit values.....     $ 9,010,159       $25,631,185      $63,291,196        $20,536,703           $6,008,385         $38,397
Retained by
 AXA Equitable
 in Separate
 Account FP......          12,275             4,793               16              1,917                2,726              30
                      -----------       -----------      -----------        -----------           ----------         -------
TOTAL NET
 ASSETS..........     $ 9,022,434       $25,635,978      $63,291,212        $20,538,620           $6,011,111         $38,427
                      ===========       ===========      ===========        ===========           ==========         =======

Investments in
 shares of the
 Portfolios,
 at cost.........     $12,536,877       $27,290,413      $64,286,146        $16,503,530           $5,468,623         $42,394
The Portfolios
 shares held
   Class B.......              --                --               --                 --                   --           4,341
   Advisor
    Class........       1,837,563         2,001,247        5,650,994                 --                   --              --
   Class II......              --                --               --            685,993              165,824              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                   TEMPLETON
                                            TARGET 2025 TARGET 2035 TARGET 2045    DEVELOPING    TEMPLETON GLOBAL    TEMPLETON
                                            ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND  BOND VIP FUND   GROWTH VIP FUND
                                            ----------- ----------- ----------- ---------------- ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value.............................  $915,387    $934,182    $259,231     $ 9,492,697      $47,540,630      $5,381,040
Receivable for shares of the Portfolios
 sold......................................        --          --          --              --          151,132              --
Receivable for policy-related transactions.     8,738          --          25           3,217               --           3,709
                                             --------    --------    --------     -----------      -----------      ----------
   Total assets............................   924,125     934,182     259,256       9,495,914       47,691,762       5,384,749
                                             --------    --------    --------     -----------      -----------      ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased.................................     8,738          --          --           3,217               --           3,709
Payable for policy-related transactions....        --          --          --              --          151,132              --
                                             --------    --------    --------     -----------      -----------      ----------
   Total liabilities.......................     8,738          --          --           3,217          151,132           3,709
                                             --------    --------    --------     -----------      -----------      ----------
NET ASSETS.................................  $915,387    $934,182    $259,256     $ 9,492,697      $47,540,630      $5,381,040
                                             ========    ========    ========     ===========      ===========      ==========

NET ASSETS:
Accumulation unit values...................  $915,341    $934,182    $259,238     $ 9,492,370      $47,540,413      $5,379,430
Retained by AXA Equitable in Separate
 Account FP................................        46          --          18             327              217           1,610
                                             --------    --------    --------     -----------      -----------      ----------
TOTAL NET ASSETS...........................  $915,387    $934,182    $259,256     $ 9,492,697      $47,540,630      $5,381,040
                                             ========    ========    ========     ===========      ===========      ==========

Investments in shares of the Portfolios,
 at cost...................................  $960,220    $945,501    $251,617     $10,438,183      $49,328,730      $5,366,136
The Portfolios shares held
   Class B.................................    92,719      93,029      26,103              --               --              --
   Class 2.................................        --          --          --       1,031,815        2,642,614         368,312

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                       VANGUARD VARIABLE
                                                       INSURANCE FUND -
                                    VAN ECK VIP GLOBAL   EQUITY INDEX
                                     HARD ASSETS FUND      PORTFOLIO
                                    ------------------ -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $11,179,645        $7,589,133
Receivable for shares of the
 Portfolios sold...................             --           130,911
Receivable for policy-related
 transactions......................         24,318                --
                                       -----------        ----------
   Total assets....................     11,203,963         7,720,044
                                       -----------        ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         24,318                --
Payable for policy-related
 transactions......................             --           130,911
                                       -----------        ----------
   Total liabilities...............         24,318           130,911
                                       -----------        ----------
NET ASSETS.........................    $11,179,645        $7,589,133
                                       ===========        ==========

NET ASSETS:
Accumulation unit values...........    $11,178,372        $7,579,640
Retained by AXA Equitable in
 Separate Account FP...............          1,273             9,493
                                       -----------        ----------
TOTAL NET ASSETS                       $11,179,645        $7,589,133
                                       ===========        ==========

Investments in shares of the
 Portfolios, at cost...............    $13,427,374        $5,834,796
The Portfolios shares held
   Class S Shares..................        453,719                --
   Investor Share Class............             --           220,358

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $110.99       24
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $109.89        5
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $109.53       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $109.35        2

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.86        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $136.49       84
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $132.69       43
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $131.44       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $130.82        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.89        5
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $107.48       19
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $106.42        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $106.07       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $105.90       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.57       61
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $185.71       70
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $180.54       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $178.84       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $178.00        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.71       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $113.58        5
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $113.20       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $113.02       --

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.82       54
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 98.22       21
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 97.25       13
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 96.76       --

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $163.75       10
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $159.19        8
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $157.69       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $156.94        1

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $169.43       15
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.72       17
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $163.17       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $162.40        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $156.13        7
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $151.78        8
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $150.35       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $149.64        2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION...............  0.00%          A         $ 20.82        32
AXA AGGRESSIVE ALLOCATION...............  0.00%          A         $124.88        --
AXA AGGRESSIVE ALLOCATION...............  0.00%          A         $206.85       149
AXA AGGRESSIVE ALLOCATION...............  0.60%          A         $193.31       155
AXA AGGRESSIVE ALLOCATION...............  0.80%          A         $188.98         1
AXA AGGRESSIVE ALLOCATION...............  0.90%          A         $186.85         7
AXA AGGRESSIVE ALLOCATION...............  0.00%          B         $202.64       334
AXA AGGRESSIVE ALLOCATION...............  0.60%          B         $189.38        62

AXA BALANCED STRATEGY...................  0.00%          B         $140.75       141

AXA CONSERVATIVE ALLOCATION.............  0.00%          A         $ 13.94       120
AXA CONSERVATIVE ALLOCATION.............  0.00%          A         $125.04         5
AXA CONSERVATIVE ALLOCATION.............  0.00%          A         $152.98        38
AXA CONSERVATIVE ALLOCATION.............  0.60%          A         $142.97       102
AXA CONSERVATIVE ALLOCATION.............  0.80%          A         $139.76         1
AXA CONSERVATIVE ALLOCATION.............  0.90%          A         $138.19        22
AXA CONSERVATIVE ALLOCATION.............  0.00%          B         $149.86        44
AXA CONSERVATIVE ALLOCATION.............  0.60%          B         $140.05        27

AXA CONSERVATIVE GROWTH STRATEGY........  0.00%          B         $134.36        40

AXA CONSERVATIVE STRATEGY...............  0.00%          B         $121.89        16

AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          A         $ 15.68        59
AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          A         $126.07         0
AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          A         $165.98        38
AXA CONSERVATIVE-PLUS ALLOCATION........  0.60%          A         $155.11        77
AXA CONSERVATIVE-PLUS ALLOCATION........  0.80%          A         $151.64         1
AXA CONSERVATIVE-PLUS ALLOCATION........  0.90%          A         $149.93         4
AXA CONSERVATIVE-PLUS ALLOCATION........  0.00%          B         $162.60        72
AXA CONSERVATIVE-PLUS ALLOCATION........  0.60%          B         $151.95        22

AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          A         $ 22.29        44
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          A         $315.39         2
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          A         $507.81        60
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.00%          B         $272.26       114
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.60%          B         $245.24       319
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.60%          B         $332.51        16
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.80%          B         $236.81         2
AXA GLOBAL EQUITY MANAGED VOLATILITY....  0.90%          B         $232.70        27

AXA GROWTH STRATEGY.....................  0.00%          B         $154.35       223

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.00%          A         $229.84        67
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.60%          A         $167.11         4
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.00%          B         $148.95       132
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.60%          B         $135.38       231
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.80%          B         $131.65        --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  0.90%          B         $129.25        18

AXA INTERNATIONAL MANAGED VOLATILITY....  0.00%          B         $116.49         9
AXA INTERNATIONAL MANAGED VOLATILITY....  0.60%          B         $113.24         6
AXA INTERNATIONAL MANAGED VOLATILITY....  0.90%          B         $111.65        --

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  0.00%          A         $ 16.26        29
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  0.00%          A         $174.37         3
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  0.00%          A         $222.03        73

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.60%          A         $159.53         3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.00%          B         $162.31       122
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.60%          B         $159.57         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.60%          B         $162.93       263
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.80%          B         $143.46         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY........  0.90%          B         $155.04        35

AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          A         $ 23.60         2
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          A         $219.64         1
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          A         $264.85        19
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.60%          A         $186.84        --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.00%          B         $170.54        83
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.60%          B         $155.28        58
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.80%          B         $150.48        --
AXA LARGE CAP CORE MANAGED VOLATILITY.............  0.90%          B         $148.14         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          A         $ 25.42         7
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          A         $248.83         2
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          A         $327.51       127
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.60%          A         $204.77        13
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.00%          B         $312.59       115
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.60%          B         $161.49        56
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.60%          B         $281.05       538
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.80%          B         $271.22         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY...........  0.90%          B         $266.44        44

AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $ 22.22         3
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $187.67         2
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $191.30       131
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          A         $253.29       256
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          A         $176.93        17
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          A         $202.00       817
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.80%          A         $169.09        20
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          A         $192.21       137
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.00%          B         $188.82        89
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          B         $171.23         8
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.60%          B         $199.39       598
AXA LARGE CAP VALUE MANAGED VOLATILITY............  0.90%          B         $189.72        --

AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $ 27.46        19
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $243.88         4
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $315.28        32
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          A         $338.70       136
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.60%          A         $237.21         7
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.60%          A         $275.37        30
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.60%          A         $283.47       460
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.80%          A         $273.56         4
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.90%          A         $268.73        36
AXA MID CAP VALUE MANAGED VOLATILITY..............  0.00%          B         $313.94        41

AXA MODERATE ALLOCATION...........................  0.00%          A         $ 16.54       168
AXA MODERATE ALLOCATION...........................  0.00%          A         $124.49        17
AXA MODERATE ALLOCATION...........................  0.00%          A         $356.38       256
AXA MODERATE ALLOCATION...........................  0.60%          A         $772.54       877
AXA MODERATE ALLOCATION...........................  0.80%          A         $249.44        13

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION.................  0.90%          A         $315.41        200
AXA MODERATE ALLOCATION.................  0.00%          B         $175.47        501
AXA MODERATE ALLOCATION.................  0.60%          B         $163.12        428

AXA MODERATE GROWTH STRATEGY............  0.00%          B         $147.42        492

AXA MODERATE-PLUS ALLOCATION............  0.00%          A         $ 18.60        174
AXA MODERATE-PLUS ALLOCATION............  0.00%          A         $125.96          5
AXA MODERATE-PLUS ALLOCATION............  0.00%          A         $196.26        491
AXA MODERATE-PLUS ALLOCATION............  0.60%          A         $183.41        475
AXA MODERATE-PLUS ALLOCATION............  0.80%          A         $179.30          4
AXA MODERATE-PLUS ALLOCATION............  0.90%          A         $177.28         86
AXA MODERATE-PLUS ALLOCATION............  0.00%          B         $192.26      1,040
AXA MODERATE-PLUS ALLOCATION............  0.60%          B         $179.67        205

AXA/LOOMIS SAYLES GROWTH................  0.00%          A         $ 16.60          7
AXA/LOOMIS SAYLES GROWTH................  0.00%          A         $176.93         10
AXA/LOOMIS SAYLES GROWTH................  0.60%          A         $168.92         35
AXA/LOOMIS SAYLES GROWTH................  0.80%          A         $166.32         --
AXA/LOOMIS SAYLES GROWTH................  0.90%          A         $165.04          4
AXA/LOOMIS SAYLES GROWTH................  0.00%          B         $216.08         53
AXA/LOOMIS SAYLES GROWTH................  0.60%          B         $167.00         23

BLACKROCK GLOBAL ALLOCATION V.I. FUND...  0.00%      CLASS III     $ 13.19        139
BLACKROCK GLOBAL ALLOCATION V.I. FUND...  0.00%      CLASS III     $131.91         61

CHARTER/SM/ MULTI-SECTOR BOND...........  0.00%          A         $ 14.09         29
CHARTER/SM/ MULTI-SECTOR BOND...........  0.00%          A         $229.33        113
CHARTER/SM/ MULTI-SECTOR BOND...........  0.60%          A         $387.14        118
CHARTER/SM/ MULTI-SECTOR BOND...........  0.80%          A         $153.35          4
CHARTER/SM/ MULTI-SECTOR BOND...........  0.90%          A         $228.33         22
CHARTER/SM/ MULTI-SECTOR BOND...........  0.00%          B         $138.72         37
CHARTER/SM/ MULTI-SECTOR BOND...........  0.60%          B         $109.03        108

CHARTER/SM/ SMALL CAP GROWTH............  0.00%          B         $129.34          1
CHARTER/SM/ SMALL CAP GROWTH............  0.00%          B         $189.66         45
CHARTER/SM/ SMALL CAP GROWTH............  0.60%          B         $123.54         26
CHARTER/SM/ SMALL CAP GROWTH............  0.80%          B         $121.65         --
CHARTER/SM/ SMALL CAP GROWTH............  0.90%          B         $120.72          1

CHARTER/SM/ SMALL CAP VALUE.............  0.00%          A         $278.12         46
CHARTER/SM/ SMALL CAP VALUE.............  0.60%          A         $259.93          5
CHARTER/SM/ SMALL CAP VALUE.............  0.00%          B         $291.75         18
CHARTER/SM/ SMALL CAP VALUE.............  0.60%          B         $259.22          3
CHARTER/SM/ SMALL CAP VALUE.............  0.60%          B         $266.23         41
CHARTER/SM/ SMALL CAP VALUE.............  0.80%          B         $257.86         --
CHARTER/SM/ SMALL CAP VALUE.............  0.90%          B         $253.33         --
CHARTER/SM/ SMALL CAP VALUE.............  0.90%          B         $253.90          3

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.00%          A         $ 31.33         45
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.00%          A         $412.00         97
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.60%          A         $370.43        244
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.80%          A         $357.47          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.90%          A         $351.16         32
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.00%          B         $338.19         30
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...  0.60%          B         $274.53        206

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          A        $   25.09      110
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          A        $  234.42        4
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          A        $  327.32      107
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.60%          A        $  305.92        6
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          B        $  430.79      122
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.60%          B        $  253.31       31
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.60%          B        $  387.34      279
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.80%          B        $  373.79        3
EQ/BLACKROCK BASIC VALUE EQUITY.........  0.90%          B        $  367.20       28

EQ/BOSTON ADVISORS EQUITY INCOME........  0.00%          A        $  145.82        4
EQ/BOSTON ADVISORS EQUITY INCOME........  0.60%          A        $  139.22       31
EQ/BOSTON ADVISORS EQUITY INCOME........  0.80%          A        $  137.07       --
EQ/BOSTON ADVISORS EQUITY INCOME........  0.90%          A        $  136.02        2
EQ/BOSTON ADVISORS EQUITY INCOME........  0.00%          B        $  200.93       60
EQ/BOSTON ADVISORS EQUITY INCOME........  0.60%          B        $  137.59       22

EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.00%          A        $  257.71        1
EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.00%          B        $  161.44        5
EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.60%          B        $  147.17        4
EQ/CALVERT SOCIALLY RESPONSIBLE.........  0.80%          B        $  142.67       --

EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A        $   27.18       12
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A        $  235.50        3
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A        $  319.92       42
EQ/CAPITAL GUARDIAN RESEARCH............  0.60%          A        $  204.19        5
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          B        $  243.01       46
EQ/CAPITAL GUARDIAN RESEARCH............  0.60%          B        $  221.58      339
EQ/CAPITAL GUARDIAN RESEARCH............  0.80%          B        $  214.83        4
EQ/CAPITAL GUARDIAN RESEARCH............  0.90%          B        $  211.54       30

EQ/COMMON STOCK INDEX...................  0.00%          A        $   25.93       34
EQ/COMMON STOCK INDEX...................  0.00%          A        $  534.98      405
EQ/COMMON STOCK INDEX...................  0.60%          A        $1,366.33      816
EQ/COMMON STOCK INDEX...................  0.80%          A        $  328.76       39
EQ/COMMON STOCK INDEX...................  0.90%          A        $  559.42      173
EQ/COMMON STOCK INDEX...................  0.00%          B        $  167.07      201
EQ/COMMON STOCK INDEX...................  0.60%          B        $  183.27      859

EQ/CORE BOND INDEX......................  0.00%          A        $  132.93      132
EQ/CORE BOND INDEX......................  0.00%          A        $  138.94        5
EQ/CORE BOND INDEX......................  0.60%          A        $  131.77        5
EQ/CORE BOND INDEX......................  0.60%          A        $  157.53       65
EQ/CORE BOND INDEX......................  0.80%          A        $  125.08       --
EQ/CORE BOND INDEX......................  0.90%          A        $  123.45       12
EQ/CORE BOND INDEX......................  0.00%          B        $  138.11       70
EQ/CORE BOND INDEX......................  0.60%          B        $  153.93       12
EQ/CORE BOND INDEX......................  0.60%          B        $  156.60       69

EQ/EQUITY 500 INDEX.....................  0.00%          A        $   25.07      335
EQ/EQUITY 500 INDEX.....................  0.00%          A        $  602.94      358
EQ/EQUITY 500 INDEX.....................  0.60%          A        $  537.46      522
EQ/EQUITY 500 INDEX.....................  0.80%          A        $  363.01       11
EQ/EQUITY 500 INDEX.....................  0.90%          A        $  504.66       94
EQ/EQUITY 500 INDEX.....................  0.00%          B        $  182.51      483
EQ/EQUITY 500 INDEX.....................  0.60%          B        $  171.67      573

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          A         $ 12.71         13
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          A         $127.08          4
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          B         $130.73         16
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.00%          B         $163.06         34
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.60%          B         $124.82         41
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.80%          B         $122.89         --
EQ/GAMCO MERGERS AND ACQUISITIONS.......  0.90%          B         $121.94          5

EQ/GAMCO SMALL COMPANY VALUE............  0.00%          A         $ 18.56         90
EQ/GAMCO SMALL COMPANY VALUE............  0.00%          A         $185.62         15
EQ/GAMCO SMALL COMPANY VALUE............  0.00%          B         $213.23         18
EQ/GAMCO SMALL COMPANY VALUE............  0.00%          B         $326.46        257
EQ/GAMCO SMALL COMPANY VALUE............  0.60%          B         $203.58        290
EQ/GAMCO SMALL COMPANY VALUE............  0.80%          B         $200.44          1
EQ/GAMCO SMALL COMPANY VALUE............  0.90%          B         $198.90         25

EQ/GLOBAL BOND PLUS.....................  0.00%          A         $ 12.47         18
EQ/GLOBAL BOND PLUS.....................  0.00%          A         $142.62         38
EQ/GLOBAL BOND PLUS.....................  0.60%          A         $127.52         35
EQ/GLOBAL BOND PLUS.....................  0.80%          A         $125.55         --
EQ/GLOBAL BOND PLUS.....................  0.90%          A         $124.58          9
EQ/GLOBAL BOND PLUS.....................  0.00%          B         $135.92         44
EQ/GLOBAL BOND PLUS.....................  0.60%          B         $126.02         23

EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          A         $ 11.16         42
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          A         $232.88        165
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.60%          A         $252.64         92
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.80%          A         $179.08          2
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.90%          A         $202.94         17
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          B         $122.74          3
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          B         $167.23         22
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.60%          B         $152.18        100

EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          A         $ 16.47         28
EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          A         $190.79        230
EQ/INTERNATIONAL EQUITY INDEX...........  0.60%          A         $169.40      1,131
EQ/INTERNATIONAL EQUITY INDEX...........  0.80%          A         $137.95         10
EQ/INTERNATIONAL EQUITY INDEX...........  0.90%          A         $159.59        108
EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          B         $130.25        126
EQ/INTERNATIONAL EQUITY INDEX...........  0.60%          B         $125.81        288
EQ/INTERNATIONAL EQUITY INDEX...........  0.90%          B         $117.49         --

EQ/INVESCO COMSTOCK.....................  0.00%          A         $ 10.36         12
EQ/INVESCO COMSTOCK.....................  0.00%          A         $148.75         39
EQ/INVESCO COMSTOCK.....................  0.60%          A         $142.01         42
EQ/INVESCO COMSTOCK.....................  0.80%          A         $139.82         --
EQ/INVESCO COMSTOCK.....................  0.90%          A         $138.74          8
EQ/INVESCO COMSTOCK.....................  0.00%          B         $189.36         49
EQ/INVESCO COMSTOCK.....................  0.60%          B         $140.28         20

EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $ 26.04         17
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $227.43         --
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $296.27          4
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          B         $276.74         33
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.60%          B         $174.62          9
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.60%          B         $248.83         69

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.80%          B         $240.12         2
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.90%          B         $235.89        11

EQ/LARGE CAP GROWTH INDEX...............  0.00%          A         $ 29.23        18
EQ/LARGE CAP GROWTH INDEX...............  0.00%          A         $261.07         2
EQ/LARGE CAP GROWTH INDEX...............  0.00%          A         $313.85        46
EQ/LARGE CAP GROWTH INDEX...............  0.60%          A         $211.51         1
EQ/LARGE CAP GROWTH INDEX...............  0.00%          B         $156.17       112
EQ/LARGE CAP GROWTH INDEX...............  0.60%          B         $142.19       656
EQ/LARGE CAP GROWTH INDEX...............  0.80%          B         $137.80         7
EQ/LARGE CAP GROWTH INDEX...............  0.90%          B         $135.65        30

EQ/LARGE CAP VALUE INDEX................  0.00%          A         $ 94.84        40
EQ/LARGE CAP VALUE INDEX................  0.60%          A         $ 90.54        43
EQ/LARGE CAP VALUE INDEX................  0.80%          A         $ 89.15        --
EQ/LARGE CAP VALUE INDEX................  0.90%          A         $ 88.46        29
EQ/LARGE CAP VALUE INDEX................  0.00%          B         $109.25        60
EQ/LARGE CAP VALUE INDEX................  0.60%          B         $ 89.50        24

EQ/MFS INTERNATIONAL GROWTH.............  0.00%          B         $115.38        75
EQ/MFS INTERNATIONAL GROWTH.............  0.00%          B         $184.13        73
EQ/MFS INTERNATIONAL GROWTH.............  0.60%          B         $110.16       118
EQ/MFS INTERNATIONAL GROWTH.............  0.80%          B         $108.46        --
EQ/MFS INTERNATIONAL GROWTH.............  0.90%          B         $107.63        21

EQ/MID CAP INDEX........................  0.00%          A         $ 29.73        44
EQ/MID CAP INDEX........................  0.00%          A         $229.83         1
EQ/MID CAP INDEX........................  0.00%          A         $340.09        81
EQ/MID CAP INDEX........................  0.60%          A         $236.02         3
EQ/MID CAP INDEX........................  0.00%          B         $217.22       107
EQ/MID CAP INDEX........................  0.60%          B         $199.27       301
EQ/MID CAP INDEX........................  0.80%          B         $193.60         2
EQ/MID CAP INDEX........................  0.90%          B         $190.82        17

EQ/MONEY MARKET.........................  0.00%          A         $ 10.00        53
EQ/MONEY MARKET.........................  0.00%          A         $ 10.04       533
EQ/MONEY MARKET.........................  0.00%          A         $172.07       222
EQ/MONEY MARKET.........................  0.60%          A         $244.39       306
EQ/MONEY MARKET.........................  0.80%          A         $137.75         2
EQ/MONEY MARKET.........................  0.90%          A         $152.29        40
EQ/MONEY MARKET.........................  0.00%          B         $131.50       130
EQ/MONEY MARKET.........................  0.60%          B         $125.17       200

EQ/MORGAN STANLEY MID CAP GROWTH........  0.00%          A         $174.40        52
EQ/MORGAN STANLEY MID CAP GROWTH........  0.60%          A         $166.50        94
EQ/MORGAN STANLEY MID CAP GROWTH........  0.80%          A         $163.93         1
EQ/MORGAN STANLEY MID CAP GROWTH........  0.90%          A         $162.67         7
EQ/MORGAN STANLEY MID CAP GROWTH........  0.00%          B         $252.39        67
EQ/MORGAN STANLEY MID CAP GROWTH........  0.60%          B         $164.54        42

EQ/PIMCO ULTRA SHORT BOND...............  0.00%          A         $115.88        65
EQ/PIMCO ULTRA SHORT BOND...............  0.60%          A         $100.71         4
EQ/PIMCO ULTRA SHORT BOND...............  0.60%          A         $110.63        75
EQ/PIMCO ULTRA SHORT BOND...............  0.80%          A         $108.93        --
EQ/PIMCO ULTRA SHORT BOND...............  0.90%          A         $108.09        12
EQ/PIMCO ULTRA SHORT BOND...............  0.00%          B         $118.75        95

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND...........................  0.60%          B         $110.04        70

EQ/QUALITY BOND PLUS................................  0.00%          A         $ 12.10        32
EQ/QUALITY BOND PLUS................................  0.00%          A         $249.97        56
EQ/QUALITY BOND PLUS................................  0.60%          A         $207.50       119
EQ/QUALITY BOND PLUS................................  0.80%          A         $189.06         2
EQ/QUALITY BOND PLUS................................  0.90%          A         $194.59        13
EQ/QUALITY BOND PLUS................................  0.00%          B         $168.67        33
EQ/QUALITY BOND PLUS................................  0.60%          B         $153.25       104

EQ/SMALL COMPANY INDEX..............................  0.00%          A         $ 26.54        35
EQ/SMALL COMPANY INDEX..............................  0.00%          A         $157.61         1
EQ/SMALL COMPANY INDEX..............................  0.00%          A         $393.71        55
EQ/SMALL COMPANY INDEX..............................  0.60%          A         $251.63         9
EQ/SMALL COMPANY INDEX..............................  0.60%          A         $324.58        56
EQ/SMALL COMPANY INDEX..............................  0.80%          A         $315.23        --
EQ/SMALL COMPANY INDEX..............................  0.90%          A         $311.55         7
EQ/SMALL COMPANY INDEX..............................  0.00%          B         $285.84        68
EQ/SMALL COMPANY INDEX..............................  0.60%          B         $282.50         1
EQ/SMALL COMPANY INDEX..............................  0.60%          B         $286.17        30
EQ/SMALL COMPANY INDEX..............................  0.90%          B         $272.30        --

EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          A         $ 29.62        50
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          A         $170.55         3
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          A         $170.90        --
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.60%          A         $163.01         2
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          B         $168.41        24
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.00%          B         $200.18       103
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.60%          B         $160.96       218
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.80%          B         $158.54         1
EQ/T. ROWE PRICE GROWTH STOCK.......................  0.90%          B         $157.34        14

EQ/UBS GROWTH & INCOME..............................  0.00%          B         $146.59         1
EQ/UBS GROWTH & INCOME..............................  0.00%          B         $210.72        23
EQ/UBS GROWTH & INCOME..............................  0.60%          B         $139.95        41
EQ/UBS GROWTH & INCOME..............................  0.80%          B         $137.80        --
EQ/UBS GROWTH & INCOME..............................  0.90%          B         $136.73         2

EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          A         $ 27.75        95
EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          A         $261.23        --
EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          A         $368.28        26
EQ/WELLS FARGO OMEGA GROWTH.........................  0.00%          B         $210.71       170
EQ/WELLS FARGO OMEGA GROWTH.........................  0.60%          B         $186.18       235
EQ/WELLS FARGO OMEGA GROWTH.........................  0.80%          B         $186.28         1
EQ/WELLS FARGO OMEGA GROWTH.........................  0.90%          B         $183.43        13

FIDELITY(R) VIP ASSET MANAGER: GROWTH

  PORTFOLIO.........................................  0.00%   SERVICE CLASS 2  $ 21.75        12
FIDELITY(R) VIP ASSET MANAGER: GROWTH

  PORTFOLIO.........................................  0.00%   SERVICE CLASS 2  $224.88         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 26.65       109
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.00%   SERVICE CLASS 2  $176.25        94
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.00%   SERVICE CLASS 2  $334.27        34
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.60%   SERVICE CLASS 2  $171.34       323
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.80%   SERVICE CLASS 2  $169.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.............  0.90%   SERVICE CLASS 2  $168.93         9

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 24.33        23

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $258.59         2

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 25.49        31
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $184.15        13
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $250.17         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $179.02        21
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.80%   SERVICE CLASS 2  $177.33        --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $176.50         2

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 21.55        55
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $224.14        17

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 15.04       233
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $165.20        29

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.51        37
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $166.76        46
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $438.39        42
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $162.11        33
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $160.59        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $159.83         2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO............  0.00%   SERVICE CLASS 2  $ 10.03        70
FIDELITY(R) VIP MONEY MARKET PORTFOLIO............  0.00%   SERVICE CLASS 2  $100.29         3

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.71         4
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $268.87         5

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 33.26         2
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $341.05         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 16.00        29
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $159.99        49
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $155.53        19
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $154.07        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $153.34         2

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $181.51       130
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $176.46       163
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $174.80        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $173.97         6

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 16.67        71
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $166.74        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $162.10        14
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $160.57        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $159.81         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $128.09       120
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $124.52        92
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $123.35        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $122.77        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $179.82        30
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $174.81        27
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $173.17        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $172.35         2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.08        40
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $160.76         9

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.00%      SERIES II     $ 15.58        96
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.00%      SERIES II     $155.78       111
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.60%      SERIES II     $151.45        70
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.80%      SERIES II     $150.02        --
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.90%      SERIES II     $149.31         7

INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.00%      SERIES II     $ 14.06       204
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.00%      SERIES II     $140.64       105
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.60%      SERIES II     $136.72        78
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.80%      SERIES II     $135.43        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.....  0.90%      SERIES II     $134.79         3

INVESCO V.I. MID CAP CORE EQUITY FUND......  0.00%      SERIES II     $ 14.55         3
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.00%      SERIES II     $145.51        13
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.60%      SERIES II     $141.46        11
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.80%      SERIES II     $140.13        --
INVESCO V.I. MID CAP CORE EQUITY FUND......  0.90%      SERIES II     $139.47        --

INVESCO V.I. SMALL CAP EQUITY FUND.........  0.00%      SERIES II     $ 17.24         7
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.00%      SERIES II     $172.43        13
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.60%      SERIES II     $167.63        10
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.80%      SERIES II     $166.05        --
INVESCO V.I. SMALL CAP EQUITY FUND.........  0.90%      SERIES II     $165.27        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......  0.00%    COMMON SHARES   $ 16.43        25
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......  0.00%    COMMON SHARES   $164.33         2

IVY FUNDS VIP ENERGY.......................  0.00%    COMMON SHARES   $ 12.06        40
IVY FUNDS VIP ENERGY.......................  0.00%    COMMON SHARES   $120.57        53
IVY FUNDS VIP ENERGY.......................  0.60%    COMMON SHARES   $117.21        55
IVY FUNDS VIP ENERGY.......................  0.80%    COMMON SHARES   $116.11        --
IVY FUNDS VIP ENERGY.......................  0.90%    COMMON SHARES   $115.56        14

IVY FUNDS VIP HIGH INCOME..................  0.00%    COMMON SHARES   $ 10.55        66
IVY FUNDS VIP HIGH INCOME..................  0.00%    COMMON SHARES   $105.50        96
IVY FUNDS VIP HIGH INCOME..................  0.60%    COMMON SHARES   $104.46        65
IVY FUNDS VIP HIGH INCOME..................  0.80%    COMMON SHARES   $104.11        --
IVY FUNDS VIP HIGH INCOME..................  0.90%    COMMON SHARES   $103.94         3

IVY FUNDS VIP MID CAP GROWTH...............  0.00%    COMMON SHARES   $ 18.33       110
IVY FUNDS VIP MID CAP GROWTH...............  0.00%    COMMON SHARES   $183.25        67
IVY FUNDS VIP MID CAP GROWTH...............  0.60%    COMMON SHARES   $178.15        74
IVY FUNDS VIP MID CAP GROWTH...............  0.80%    COMMON SHARES   $176.47        --
IVY FUNDS VIP MID CAP GROWTH...............  0.90%    COMMON SHARES   $175.64         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.00%    COMMON SHARES   $ 20.51        46
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.00%    COMMON SHARES   $136.79        49
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.00%    COMMON SHARES   $205.12        13
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.60%    COMMON SHARES   $135.45        84
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.80%    COMMON SHARES   $135.00        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......  0.90%    COMMON SHARES   $134.77         3

IVY FUNDS VIP SMALL CAP GROWTH.............  0.00%    COMMON SHARES   $ 15.55        12
IVY FUNDS VIP SMALL CAP GROWTH.............  0.00%    COMMON SHARES   $155.45        21
IVY FUNDS VIP SMALL CAP GROWTH.............  0.60%    COMMON SHARES   $151.12        16
IVY FUNDS VIP SMALL CAP GROWTH.............  0.80%    COMMON SHARES   $149.70        --
IVY FUNDS VIP SMALL CAP GROWTH.............  0.90%    COMMON SHARES   $148.99        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.00%   SERVICE SHARES  $   10.74       75
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.00%   SERVICE SHARES  $  107.44      251
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.60%   SERVICE SHARES  $  104.44      159
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.80%   SERVICE SHARES  $  103.46       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................  0.90%   SERVICE SHARES  $  102.97       10

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS   $   15.71      124
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.00%   SERVICE CLASS   $  157.06      201
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.60%   SERVICE CLASS   $  152.69      146
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.80%   SERVICE CLASS   $  151.25       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..............  0.90%   SERVICE CLASS   $  150.54       12

MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.00%   SERVICE CLASS   $  179.06        5
MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.60%   SERVICE CLASS   $  174.07        8
MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.80%   SERVICE CLASS   $  172.43       --
MFS(R) INVESTORS GROWTH STOCK SERIES..............  0.90%   SERVICE CLASS   $  171.62       --

MFS(R) INVESTORS TRUST SERIES.....................  0.00%   SERVICE CLASS   $  173.74        6
MFS(R) INVESTORS TRUST SERIES.....................  0.60%   SERVICE CLASS   $  168.90        6
MFS(R) INVESTORS TRUST SERIES.....................  0.80%   SERVICE CLASS   $  167.31       --

MFS(R) UTILITIES SERIES...........................  0.00%   SERVICE CLASS   $   18.16       67
MFS(R) UTILITIES SERIES...........................  0.00%   SERVICE CLASS   $  181.58        4

MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         A         $   26.78       12
MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         A         $  151.54       --
MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         A         $  278.73      175
MULTIMANAGER AGGRESSIVE EQUITY....................  0.60%         A         $  212.27        5
MULTIMANAGER AGGRESSIVE EQUITY....................  0.60%         A         $1,078.12      291
MULTIMANAGER AGGRESSIVE EQUITY....................  0.80%         A         $  157.63       19
MULTIMANAGER AGGRESSIVE EQUITY....................  0.90%         A         $  282.12       83
MULTIMANAGER AGGRESSIVE EQUITY....................  0.00%         B         $  141.96       49
MULTIMANAGER AGGRESSIVE EQUITY....................  0.60%         B         $  129.76      154

MULTIMANAGER CORE BOND............................  0.00%         A         $   13.54       36
MULTIMANAGER CORE BOND............................  0.00%         A         $  159.80        4
MULTIMANAGER CORE BOND............................  0.00%         A         $  169.12      119
MULTIMANAGER CORE BOND............................  0.60%         A         $  164.94        8
MULTIMANAGER CORE BOND............................  0.00%         B         $  174.31       98
MULTIMANAGER CORE BOND............................  0.60%         B         $  161.20      209
MULTIMANAGER CORE BOND............................  0.80%         B         $  157.03        1
MULTIMANAGER CORE BOND............................  0.90%         B         $  154.99       19

MULTIMANAGER MID CAP GROWTH.......................  0.00%         A         $  364.19       32
MULTIMANAGER MID CAP GROWTH.......................  0.60%         A         $  205.87        1
MULTIMANAGER MID CAP GROWTH.......................  0.00%         B         $  321.69       10
MULTIMANAGER MID CAP GROWTH.......................  0.60%         B         $  192.05       85
MULTIMANAGER MID CAP GROWTH.......................  0.80%         B         $  292.86       --
MULTIMANAGER MID CAP GROWTH.......................  0.90%         B         $  184.65        8

MULTIMANAGER MID CAP VALUE........................  0.00%         A         $   27.96       12
MULTIMANAGER MID CAP VALUE........................  0.00%         A         $  245.96        2
MULTIMANAGER MID CAP VALUE........................  0.00%         A         $  373.64       27
MULTIMANAGER MID CAP VALUE........................  0.60%         A         $  229.42        2
MULTIMANAGER MID CAP VALUE........................  0.00%         B         $  244.76       28
MULTIMANAGER MID CAP VALUE........................  0.60%         B         $  226.34      131
MULTIMANAGER MID CAP VALUE........................  0.80%         B         $  220.49        1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2014

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE........................  0.90%          B         $217.62        11

MULTIMANAGER TECHNOLOGY...........................  0.00%          A         $ 31.41         8
MULTIMANAGER TECHNOLOGY...........................  0.00%          A         $438.98        35
MULTIMANAGER TECHNOLOGY...........................  0.60%          A         $227.06         3
MULTIMANAGER TECHNOLOGY...........................  0.00%          B         $356.88        40
MULTIMANAGER TECHNOLOGY...........................  0.60%          B         $203.42       277
MULTIMANAGER TECHNOLOGY...........................  0.80%          B         $324.91         1
MULTIMANAGER TECHNOLOGY...........................  0.90%          B         $195.59        13

NATURAL RESOURCES PORTFOLIO.......................  0.00%      CLASS II      $ 17.83        43
NATURAL RESOURCES PORTFOLIO.......................  0.00%      CLASS II      $ 69.31        98

PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.00%    ADVISOR CLASS   $ 83.66        70
PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.60%    ADVISOR CLASS   $ 81.33        32
PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.80%    ADVISOR CLASS   $ 80.57        --
PIMCO COMMODITYREALRETURN STRATEGY~PORTFOLIO......  0.90%    ADVISOR CLASS   $ 80.19         7

PIMCO REAL RETURN PORTFOLIO.......................  0.00%    ADVISOR CLASS   $ 11.90        70
PIMCO REAL RETURN PORTFOLIO.......................  0.00%    ADVISOR CLASS   $119.04       135
PIMCO REAL RETURN PORTFOLIO.......................  0.60%    ADVISOR CLASS   $115.72        70
PIMCO REAL RETURN PORTFOLIO.......................  0.80%    ADVISOR CLASS   $114.64        --
PIMCO REAL RETURN PORTFOLIO.......................  0.90%    ADVISOR CLASS   $114.09         6

PIMCO TOTAL RETURN PORTFOLIO......................  0.00%    ADVISOR CLASS   $ 12.10       313
PIMCO TOTAL RETURN PORTFOLIO......................  0.00%    ADVISOR CLASS   $121.00       281
PIMCO TOTAL RETURN PORTFOLIO......................  0.60%    ADVISOR CLASS   $117.63       197
PIMCO TOTAL RETURN PORTFOLIO......................  0.80%    ADVISOR CLASS   $116.53         1
PIMCO TOTAL RETURN PORTFOLIO......................  0.90%    ADVISOR CLASS   $115.98        19

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.00%      CLASS II      $164.58        40
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.60%      CLASS II      $159.99        82
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.80%      CLASS II      $158.49        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II..........  0.90%      CLASS II      $157.74         5

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II........  0.00%      CLASS II      $ 30.42        51
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II........  0.00%      CLASS II      $304.22        15

TARGET 2015 ALLOCATION............................  0.00%          B         $ 17.39         2
TARGET 2015 ALLOCATION............................  0.00%          B         $136.70        --

TARGET 2025 ALLOCATION............................  0.00%          B         $ 19.07        46
TARGET 2025 ALLOCATION............................  0.00%          B         $141.87        --

TARGET 2035 ALLOCATION............................  0.00%          B         $ 20.22        13
TARGET 2035 ALLOCATION............................  0.00%          B         $144.81         5

TARGET 2045 ALLOCATION............................  0.00%          B         $ 21.25         8
TARGET 2045 ALLOCATION............................  0.00%          B         $145.92         1

TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.00%       CLASS 2      $ 98.21        49
TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.60%       CLASS 2      $ 95.47        38
TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.80%       CLASS 2      $ 94.57        --
TEMPLETON DEVELOPING MARKETS VIP FUND.............  0.90%       CLASS 2      $ 94.13        12

TEMPLETON GLOBAL BOND VIP FUND....................  0.00%       CLASS 2      $ 12.41       143
TEMPLETON GLOBAL BOND VIP FUND....................  0.00%       CLASS 2      $124.14       234
TEMPLETON GLOBAL BOND VIP FUND....................  0.60%       CLASS 2      $120.69       127
TEMPLETON GLOBAL BOND VIP FUND....................  0.80%       CLASS 2      $119.55        --
TEMPLETON GLOBAL BOND VIP FUND....................  0.90%       CLASS 2      $118.99        11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2014

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $149.46       16
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $145.30       18
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $143.93       --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $143.25        2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 89.52       70
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 87.02       53
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 86.20       --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 85.80        4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $211.12       36

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                         AMERICAN FUNDS
                                                            ALL ASSET                  INSURANCE SERIES(R) AMERICAN FUNDS
                                      ALL ASSET  ALL ASSET  MODERATE  AMERICAN CENTURY    GLOBAL SMALL       INSURANCE
                                     AGGRESSIVE-  GROWTH-    GROWTH-     VP MID CAP      CAPITALIZATION    SERIES(R) NEW
                                       ALT 25*    ALT 20*    ALT 15*     VALUE FUND         FUND/SM/       WORLD FUND(R)
                                     ----------- ---------  --------- ---------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 46,779   $ 249,617  $ 40,783     $  264,720         $  1,238         $  43,431
 Expenses:
   Asset-based charges..............     2,438      37,055     2,198         83,404            4,457             6,013
                                      --------   ---------  --------     ----------         --------         ---------

NET INVESTMENT INCOME (LOSS)........    44,341     212,562    38,585        181,316           (3,219)           37,418
                                      --------   ---------  --------     ----------         --------         ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    55,222     133,789    16,827      1,677,324           23,543           (36,978)
   Net realized gain distribution
    from the Portfolios.............    32,128     417,692    19,167      1,568,680            7,464           282,069
                                      --------   ---------  --------     ----------         --------         ---------
 Net realized gain (loss) on
   investments......................    87,350     551,481    35,994      3,246,004           31,007           245,091
                                      --------   ---------  --------     ----------         --------         ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (73,999)   (455,547)  (59,022)       324,471          (31,318)         (624,623)
                                      --------   ---------  --------     ----------         --------         ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    13,351      95,934   (23,028)     3,570,475             (311)         (379,532)
                                      --------   ---------  --------     ----------         --------         ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 57,692   $ 308,496  $ 15,557     $3,751,791         $ (3,530)        $(342,114)
                                      ========   =========  ========     ==========         ========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                       AXA 400     AXA 500    AXA 2000
                                       MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                     VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*     ALLOCATION*
                                     ----------- ----------- ----------- -------------- ------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  11,807   $ 30,813    $   3,611   $  2,231,578    $214,961      $  310,476
 Expenses:
   Asset-based charges..............      8,851     12,889        7,954        272,517          --         140,135
                                      ---------   --------    ---------   ------------    --------      ----------

NET INVESTMENT INCOME (LOSS)........      2,956     17,924       (4,343)     1,959,061     214,961         170,341
                                      ---------   --------    ---------   ------------    --------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    223,689    161,779      116,624      3,557,021     286,446          51,651
   Net realized gain distribution
    from the Portfolios.............    139,604    169,797      118,723     12,751,696     327,022       1,074,419
                                      ---------   --------    ---------   ------------    --------      ----------
 Net realized gain (loss) on
   investments......................    363,293    331,576      235,347     16,308,717     613,468       1,126,070
                                      ---------   --------    ---------   ------------    --------      ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (125,871)   114,286     (144,270)   (11,906,753)    (47,686)       (471,474)
                                      ---------   --------    ---------   ------------    --------      ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    237,422    445,862       91,077      4,401,964     565,782         654,596
                                      ---------   --------    ---------   ------------    --------      ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 240,378   $463,786    $  86,734   $  6,361,025    $780,743      $  824,937
                                      =========   ========    =========   ============    ========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                           AXA                        AXA
                                           AXA             AXA             AXA        GLOBAL EQUITY    AXA     INTERNATIONAL CORE
                                   CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED     GROWTH         MANAGED
                                        STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*  STRATEGY*     VOLATILITY*
                                   ------------------- ------------ ----------------- ------------- ---------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..      $ 53,692         $14,673       $   349,490     $1,529,403   $  450,063    $   976,363
 Expenses:
   Asset-based charges............            --              --           100,223        596,193           --        165,003
                                        --------         -------       -----------     ----------   ----------    -----------

NET INVESTMENT INCOME (LOSS)......        53,692          14,673           249,267        933,210      450,063        811,360
                                        --------         -------       -----------     ----------   ----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................        56,738           4,265           473,913      1,835,332      209,814      1,370,978
   Net realized gain
    distribution from the
    Portfolios....................        70,699          13,503         1,388,948             --      686,911             --
                                        --------         -------       -----------     ----------   ----------    -----------
 Net realized gain (loss) on
   investments....................       127,437          17,768         1,862,861      1,835,332      896,725      1,370,978
                                        --------         -------       -----------     ----------   ----------    -----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................          (959)         11,188        (1,112,926)      (649,623)     203,204     (9,234,264)
                                        --------         -------       -----------     ----------   ----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......       126,478          28,956           749,935      1,185,709    1,099,929     (7,863,286)
                                        --------         -------       -----------     ----------   ----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................      $180,170         $43,629       $   999,202     $2,118,919   $1,549,992    $(7,051,926)
                                        ========         =======       ===========     ==========   ==========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                             AXA           AXA           AXA             AXA              AXA            AXA
                                        INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH LARGE CAP VALUE MID CAP VALUE
                                           MANAGED    VALUE MANAGED    MANAGED         MANAGED          MANAGED        MANAGED
                                         VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*      VOLATILITY*    VOLATILITY*
                                        ------------- ------------- -------------- ---------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $  14,067    $ 1,523,897    $  262,757     $   475,483      $ 5,594,563    $ 1,267,989
 Expenses:
   Asset-based charges.................       4,634        356,580        48,507         907,748        1,919,616        937,591
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...........       9,433      1,167,317       214,250        (432,265)       3,674,947        330,398
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................      26,741        394,163       723,111      14,460,772        2,014,134      9,485,865
   Net realized gain distribution
    from the Portfolios................      30,133             --     1,146,300              --               --             --
                                          ---------    -----------    ----------     -----------      -----------    -----------
 Net realized gain (loss) on
   investments.........................      56,874        394,163     1,869,411      14,460,772        2,014,134      9,485,865
                                          ---------    -----------    ----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................    (190,003)    (8,613,032)      440,572       6,561,625       38,547,469     11,956,555
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................    (133,129)    (8,218,869)    2,309,983      21,022,397       40,561,603     21,442,420
                                          ---------    -----------    ----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $(123,696)   $(7,051,552)   $2,524,233     $20,590,132      $44,236,550    $21,772,818
                                          =========    ===========    ==========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                              AXA            AXA            AXA          AXA/          BLACKROCK     CHARTER/SM/
                                           MODERATE    MODERATE GROWTH MODERATE-PLUS LOOMIS SAYLES GLOBAL ALLOCATION MULTI-SECTOR
                                          ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*        V.I. FUND        BOND*
                                         ------------  --------------- ------------- ------------- ----------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios........ $ 11,020,655    $  854,937    $  5,781,912   $    25,978     $   229,566    $ 2,461,024
 Expenses:
   Asset-based charges..................    5,327,913            --         916,417        63,709              --        422,301
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)............    5,692,742       854,937       4,865,495       (37,731)        229,566      2,038,723
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.........................    4,352,723       615,643      (1,051,617)      902,456         144,908     (1,578,671)
   Net realized gain distribution from
    the Portfolios......................   44,963,410     1,526,999      30,106,689     7,458,770         883,322             --
                                         ------------    ----------    ------------   -----------     -----------    -----------
 Net realized gain (loss) on
   investments..........................   49,316,133     2,142,642      29,055,072     8,361,226       1,028,230     (1,578,671)
                                         ------------    ----------    ------------   -----------     -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments........  (29,600,276)      306,201     (18,509,863)   (6,614,918)     (1,086,044)     1,464,577
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..................   19,715,857     2,448,843      10,545,209     1,746,308         (57,814)      (114,094)
                                         ------------    ----------    ------------   -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............. $ 25,408,599    $3,303,780    $ 15,410,704   $ 1,708,577     $   171,752    $ 1,924,629
                                         ============    ==========    ============   ===========     ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                              EQ/            EQ/
                                             CHARTER/SM/  CHARTER/SM/  ALLIANCEBERNSTEIN  BLACKROCK     EQ/BOSTON     EQ/CALVERT
                                              SMALL CAP    SMALL CAP       SMALL CAP     BASIC VALUE ADVISORS EQUITY   SOCIALLY
                                               GROWTH*       VALUE*         GROWTH*        EQUITY*       INCOME*     RESPONSIBLE*
                                             -----------  -----------  ----------------- ----------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $        --  $    57,111    $    126,112    $ 2,297,801   $   310,911     $ 11,299
 Expenses:
   Asset-based charges......................      22,396       92,604         995,499        800,727        48,425        3,361
                                             -----------  -----------    ------------    -----------   -----------     --------

NET INVESTMENT INCOME (LOSS)................     (22,396)     (35,493)       (869,387)     1,497,074       262,486        7,938
                                             -----------  -----------    ------------    -----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on investments..     841,939    1,358,316       6,754,002      7,806,487       904,619       74,079
   Net realized gain distribution from
    the Portfolios..........................          --           --      22,448,984             --     1,852,247       12,276
                                             -----------  -----------    ------------    -----------   -----------     --------
 Net realized gain (loss) on investments....     841,939    1,358,316      29,202,986      7,806,487     2,756,866       86,355
                                             -----------  -----------    ------------    -----------   -----------     --------

 Net change in unrealized appreciation
   (depreciation) of investments............  (1,199,274)  (3,188,093)    (22,199,345)     9,853,286    (1,401,011)      77,257
                                             -----------  -----------    ------------    -----------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS.............................    (357,335)  (1,829,777)      7,003,641     17,659,773     1,355,855      163,612
                                             -----------  -----------    ------------    -----------   -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $  (379,731) $(1,865,270)   $  6,134,254    $19,156,847   $ 1,618,341     $171,550
                                             ===========  ===========    ============    ===========   ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                     EQ/CAPITAL   EQ/COMMON     EQ/CORE    EQ/EQUITY    EQ/GAMCO      EQ/GAMCO
                                                      GUARDIAN      STOCK        BOND         500      MERGERS AND  SMALL COMPANY
                                                     RESEARCH*     INDEX*       INDEX*      INDEX*    ACQUISITIONS*    VALUE*
                                                     ----------- ------------ ----------  ----------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................... $   746,543 $ 19,711,090 $  695,465  $ 9,972,415   $      --    $   421,149
 Expenses:
   Asset-based charges..............................     517,267    8,532,940    156,501    2,677,509      35,280        411,087
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET INVESTMENT INCOME (LOSS)........................     229,276   11,178,150    538,964    7,294,906     (35,280)        10,062
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..........   5,375,612   39,236,229   (113,250)  32,690,729     148,013      8,251,070
   Net realized gain distribution from the
    Portfolios......................................          --           --         --    9,225,191     576,100      5,111,077
                                                     ----------- ------------ ----------  -----------   ---------    -----------
 Net realized gain (loss) on investments............   5,375,612   39,236,229   (113,250)  41,915,920     724,113     13,362,147
                                                     ----------- ------------ ----------  -----------   ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments....................   4,535,292  123,150,321    681,768   35,876,744    (502,229)    (9,134,958)
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   9,910,904  162,386,550    568,518   77,792,664     221,884      4,227,189
                                                     ----------- ------------ ----------  -----------   ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................... $10,140,180 $173,564,700 $1,107,482  $85,087,570   $ 186,604    $ 4,237,251
                                                     =========== ============ ==========  ===========   =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                    EQ/
                                                                INTERMEDIATE      EQ/                  EQ/JPMORGAN     EQ/LARGE
                                                     EQ/GLOBAL   GOVERNMENT  INTERNATIONAL EQ/INVESCO     VALUE       CAP GROWTH
                                                     BOND PLUS*    BOND*     EQUITY INDEX* COMSTOCK*  OPPORTUNITIES*    INDEX*
                                                     ---------- ------------ ------------- ---------- -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................... $ 140,323   $  338,941  $ 10,097,592  $  345,775   $  320,391   $ 1,159,421
 Expenses:
   Asset-based charges..............................    59,574      282,352     1,701,832      45,819      128,525       588,559
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET INVESTMENT INCOME (LOSS)........................    80,749       56,589     8,395,760     299,956      191,866       570,862
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..........  (134,927)     436,856     2,200,137   1,032,871      957,434     7,730,927
   Net realized gain distribution from the
    Portfolios......................................   270,172       71,393            --          --           --    14,825,014
                                                     ---------   ----------  ------------  ----------   ----------   -----------
 Net realized gain (loss) on investments............   135,245      508,249     2,200,137   1,032,871      957,434    22,555,941
                                                     ---------   ----------  ------------  ----------   ----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments....................   (83,551)     479,791   (35,202,429)     11,226    2,781,447    (8,998,459)
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    51,694      988,040   (33,002,292)  1,044,097    3,738,881    13,557,482
                                                     ---------   ----------  ------------  ----------   ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................... $ 132,443   $1,044,629  $(24,606,532) $1,344,053   $3,930,747   $14,128,344
                                                     =========   ==========  ============  ==========   ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                                          EQ/
                                                      EQ/LARGE      EQ/MFS                           MORGAN STANLEY  EQ/PIMCO
                                                      CAP VALUE  INTERNATIONAL   EQ/MID    EQ/MONEY     MID CAP     ULTRA SHORT
                                                       INDEX*       GROWTH*    CAP INDEX*  MARKET*      GROWTH*        BOND*
                                                      ---------- ------------- ---------- ---------  -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..................... $  279,853  $   368,955  $  906,621 $     178   $        --    $ 143,186
 Expenses:
   Asset-based charges...............................     53,219      109,186     393,690   746,790       166,327      116,527
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET INVESTMENT INCOME (LOSS).........................    226,634      259,769     512,931  (746,612)     (166,327)      26,659
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments...........  1,562,386    1,379,681   3,246,757     1,125     2,065,786      (47,094)
   Net realized gain distribution from the
    Portfolios.......................................         --    1,543,913          --       356     6,168,467           --
                                                      ----------  -----------  ---------- ---------   -----------    ---------
 Net realized gain (loss) on investments.............  1,562,386    2,923,594   3,246,757     1,481     8,234,253      (47,094)
                                                      ----------  -----------  ---------- ---------   -----------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.....................    208,159   (5,215,215)  5,674,042      (448)   (8,689,263)    (124,831)
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.........................................  1,770,545   (2,291,621)  8,920,799     1,033      (455,010)    (171,925)
                                                      ----------  -----------  ---------- ---------   -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................... $1,997,179  $(2,031,852) $9,433,730 $(745,579)  $  (621,337)   $(145,266)
                                                      ==========  ===========  ========== =========   ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                               EQ/                                 FIDELITY(R)
                                                     EQ/        EQ/SMALL     T. ROWE      EQ/UBS        EQ/         VIP ASSET
                                                 QUALITY BOND   COMPANY    PRICE GROWTH  GROWTH &   WELLS FARGO  MANAGER: GROWTH
                                                    PLUS*        INDEX*       STOCK*     INCOME*   OMEGA GROWTH*    PORTFOLIO
                                                 ------------ -----------  ------------ ---------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................ $   644,886  $   557,709   $       --  $   61,764 $         --      $11,784
 Expenses:
   Asset-based charges..........................     284,120      193,459      224,609      31,806      295,604           --
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET INVESTMENT INCOME (LOSS)....................     360,766      364,250     (224,609)     29,958     (295,604)      11,784
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments......  (1,139,345)   2,688,477    4,080,716     653,105    2,820,931       57,004
   Net realized gain distribution from the
    Portfolios..................................          --    6,073,654           --          --   10,968,357        1,169
                                                 -----------  -----------   ----------  ---------- ------------      -------
 Net realized gain (loss) on investments........  (1,139,345)   8,762,131    4,080,716     653,105   13,789,288       58,173
                                                 -----------  -----------   ----------  ---------- ------------      -------

 Net change in unrealized appreciation
   (depreciation) of investments................   2,362,839   (5,923,647)     875,970     599,063  (10,255,614)       5,671
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS....................................   1,223,494    2,838,484    4,956,686   1,252,168    3,533,674       63,844
                                                 -----------  -----------   ----------  ---------- ------------      -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................... $ 1,584,260  $ 3,202,734   $4,732,077  $1,282,126 $  3,238,070      $75,628
                                                 ===========  ===========   ==========  ========== ============      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                 FIDELITY(R) FIDELITY(R)  FIDELITY(R)  FIDELITY(R)
                                                  FIDELITY(R)    VIP EQUITY- VIP GROWTH &  VIP HIGH   VIP INVESTMENT FIDELITY(R)
                                               VIP CONTRAFUND(R)   INCOME       INCOME      INCOME      GRADE BOND   VIP MID CAP
                                                   PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ----------------- ----------- ------------ ----------- -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............    $  630,469      $ 26,398     $115,405    $ 424,752    $ 164,816    $    6,312
 Expenses:
   Asset-based charges........................       331,887            --       20,652           --           --        35,955
                                                  ----------      --------     --------    ---------    ---------    ----------

NET INVESTMENT INCOME (LOSS)..................       298,582        26,398       94,753      424,752      164,816       (29,643)
                                                  ----------      --------     --------    ---------    ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     4,804,819       127,471      536,796     (118,246)    (197,352)    1,170,364
   Net realized gain distribution from the
    Portfolios................................     1,755,471        14,883           --           --        3,630       751,650
                                                  ----------      --------     --------    ---------    ---------    ----------
 Net realized gain (loss) on investments......     6,560,290       142,354      536,796     (118,246)    (193,722)    1,922,014
                                                  ----------      --------     --------    ---------    ---------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............     2,042,775       (91,475)     (33,481)    (189,707)     482,178       (79,185)
                                                  ----------      --------     --------    ---------    ---------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     8,603,065        50,879      503,315     (307,953)     288,456     1,842,829
                                                  ----------      --------     --------    ---------    ---------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................    $8,901,647      $ 77,277     $598,068    $ 116,799    $ 453,272    $1,813,186
                                                  ==========      ========     ========    =========    =========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                     FIDELITY(R)
                                          FIDELITY(R)    FIDELITY(R)  VIP VALUE    FRANKLIN        FRANKLIN        FRANKLIN
                                        VIP MONEY MARKET  VIP VALUE  STRATEGIES  MUTUAL SHARES RISING DIVIDENDS SMALL CAP VALUE
                                           PORTFOLIO      PORTFOLIO   PORTFOLIO    VIP FUND        VIP FUND        VIP FUND
                                        ---------------- ----------- ----------- ------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......       $98         $ 16,928    $  2,678     $ 250,534      $  643,078      $    34,927
 Expenses:
   Asset-based charges.................        --               --          --        21,282         171,664           15,075
                                              ---         --------    --------     ---------      ----------      -----------

NET INVESTMENT INCOME (LOSS)...........        98           16,928       2,678       229,252         471,414           19,852
                                              ---         --------    --------     ---------      ----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................        --          124,655      50,982       894,060       2,817,425          647,399
   Net realized gain distribution
    from the Portfolios................        --           56,543          --        65,141         946,302          421,166
                                              ---         --------    --------     ---------      ----------      -----------
 Net realized gain (loss) on
   investments.........................        --          181,198      50,982       959,201       3,763,727        1,068,565
                                              ---         --------    --------     ---------      ----------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................        --          (43,430)    (34,551)     (396,363)       (258,664)      (1,101,350)
                                              ---         --------    --------     ---------      ----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................        --          137,768      16,431       562,838       3,505,063          (32,785)
                                              ---         --------    --------     ---------      ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............       $98         $154,696    $ 19,109     $ 792,090      $3,976,477      $   (12,933)
                                              ===         ========    ========     =========      ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                   INVESCO V.I. INVESCO V.I.               INVESCO V.I.
                                    FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED     GLOBAL    INVESCO V.I.    MID CAP
                                STRATEGIC INCOME   MID CAP VALUE     DIVIDEND   REAL ESTATE  INTERNATIONAL CORE EQUITY
                                    VIP FUND           FUND            FUND         FUND      GROWTH FUND      FUND
                                ---------------- ----------------- ------------ ------------ ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 1,557,169       $    79,760      $ 15,803    $  380,012   $   386,546   $      --
 Expenses:
   Asset-based charges.........        84,430            28,198            --        60,606        66,723       9,898
                                  -----------       -----------      --------    ----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)...     1,472,739            51,562        15,803       319,406       319,823      (9,898)
                                  -----------       -----------      --------    ----------   -----------   ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (136,410)          838,413       214,406       595,339       842,586     208,971
   Net realized gain
    distribution from the
    Portfolios.................       515,735         1,739,462            --            --            --     379,299
                                  -----------       -----------      --------    ----------   -----------   ---------
 Net realized gain (loss) on
   investments.................       379,325         2,577,875       214,406       595,339       842,586     588,270
                                  -----------       -----------      --------    ----------   -----------   ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,511,853)       (1,513,842)      (29,610)    2,223,583    (1,327,365)   (451,778)
                                  -----------       -----------      --------    ----------   -----------   ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,132,528)        1,064,033       184,796     2,818,922      (484,779)    136,492
                                  -----------       -----------      --------    ----------   -----------   ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $   340,211       $ 1,115,595      $200,599    $3,138,328   $  (164,956)  $ 126,594
                                  ===========       ===========      ========    ==========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                    INVESCO       IVY FUNDS    IVY FUNDS   IVY FUNDS   IVY FUNDS     IVY FUNDS
                                                 V.I. SMALL CAP VIP DIVIDEND      VIP      VIP HIGH   VIP MID CAP VIP SCIENCE AND
                                                  EQUITY FUND   OPPORTUNITIES   ENERGY      INCOME      GROWTH      TECHNOLOGY
                                                 -------------- ------------- -----------  ---------  ----------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................   $      --      $  9,370    $        --  $ 535,524  $       --    $        --
 Expenses:
   Asset-based charges..........................      11,012            --         50,896     33,017      78,905         66,084
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET INVESTMENT INCOME (LOSS)....................     (11,012)        9,370        (50,896)   502,507     (78,905)       (66,084)
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments......     264,568        29,763        979,407     77,909   1,029,630      1,088,921
   Net realized gain distribution from the
    Portfolios..................................     360,970        62,859        424,679     80,793   1,495,240      1,654,469
                                                   ---------      --------    -----------  ---------  ----------    -----------
 Net realized gain (loss) on investments........     625,538        92,622      1,404,086    158,702   2,524,870      2,743,390
                                                   ---------      --------    -----------  ---------  ----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments................    (552,554)      (34,895)    (3,699,872)  (767,518)   (544,086)    (2,128,934)
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS....................................      72,984        57,727     (2,295,786)  (608,816)  1,980,784        614,456
                                                   ---------      --------    -----------  ---------  ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS......................   $  61,972      $ 67,097    $(2,346,682) $(106,309) $1,901,879    $   548,372
                                                   =========      ========    ===========  =========  ==========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                             LAZARD RETIREMENT    MFS(R)        MFS(R)
                                                 IVY FUNDS       EMERGING      INTERNATIONAL  INVESTORS      MFS(R)     MFS(R)
                                               VIP SMALL CAP  MARKETS EQUITY       VALUE     GROWTH STOCK  INVESTORS   UTILITIES
                                                  GROWTH         PORTFOLIO       PORTFOLIO      SERIES    TRUST SERIES  SERIES
                                               ------------- ----------------- ------------- ------------ ------------ ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $        --     $   803,459     $ 1,058,310    $  5,850     $ 14,417   $  33,820
 Expenses:
   Asset-based charges........................       17,017         122,770         154,264       7,821        5,755          --
                                                -----------     -----------     -----------    --------     --------   ---------

NET INVESTMENT INCOME (LOSS)..................      (17,017)        680,689         904,046      (1,971)       8,662      33,820
                                                -----------     -----------     -----------    --------     --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....      403,731         132,955       3,351,009      92,583       89,084     231,353
   Net realized gain distribution from the
    Portfolios................................      784,057         432,651              --     118,147      146,456      65,189
                                                -----------     -----------     -----------    --------     --------   ---------
 Net realized gain (loss) on investments......    1,187,788         565,606       3,351,009     210,730      235,540     296,542
                                                -----------     -----------     -----------    --------     --------   ---------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (1,130,384)     (3,490,208)     (3,831,095)     (1,059)     (61,538)   (111,004)
                                                -----------     -----------     -----------    --------     --------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................       57,404      (2,924,602)       (480,086)    209,671      174,002     185,538
                                                -----------     -----------     -----------    --------     --------   ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $    40,387     $(2,243,913)    $   423,960    $207,700     $182,664   $ 219,358
                                                ===========     ===========     ===========    ========     ========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                    MULTIMANAGER              MULTIMANAGER MULTIMANAGER                NATURAL
                                                     AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP    MULTIMANAGER  RESOURCES
                                                      EQUITY*     CORE BOND*    GROWTH*       VALUE*    TECHNOLOGY*   PORTFOLIO
                                                    ------------ ------------ ------------ ------------ ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $   405,507   $1,608,161  $        --   $  226,655  $        --  $        --
 Expenses:
   Asset-based charges.............................   2,227,938      248,751      111,491      183,608      345,783           --
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).......................  (1,822,431)   1,359,410     (111,491)      43,047     (345,783)          --
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........  16,355,359     (511,209)   1,177,934    2,884,503    6,043,158      575,631
   Net realized gain distribution from the
    Portfolios.....................................          --      802,495    3,605,558           --    6,209,671           --
                                                    -----------   ----------  -----------   ----------  -----------  -----------
 Net realized gain (loss) on investments...........  16,355,359      291,286    4,783,492    2,884,503   12,252,829      575,631
                                                    -----------   ----------  -----------   ----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................  25,002,884      876,293   (3,243,091)    (429,790)  (1,474,724)  (2,195,579)
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  41,358,243    1,167,579    1,540,401    2,454,713   10,778,105   (1,619,948)
                                                    -----------   ----------  -----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $39,535,812   $2,526,989  $ 1,428,910   $2,497,760  $10,432,322  $(1,619,948)
                                                    ===========   ==========  ===========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                   PIMCO
                                                 COMMODITY
                                               REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE  T. ROWE PRICE
                                                 STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME HEALTH SCIENCES TARGET 2015
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO-II   PORTFOLIO-II   ALLOCATION*
                                               ------------- -----------  ------------ ------------- --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $    28,126  $   368,862   $1,379,503   $  304,809     $       --      $   465
 Expenses:
   Asset-based charges........................       25,772       59,269      168,513       86,780             --           --
                                                -----------  -----------   ----------   ----------     ----------      -------

NET INVESTMENT INCOME (LOSS)..................        2,354      309,593    1,210,990      218,029             --          465
                                                -----------  -----------   ----------   ----------     ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     (517,257)  (1,833,750)    (228,337)   1,625,081      1,534,400        5,146
   Net realized gain distribution from the
    Portfolios................................           --           --           --           --        434,865        4,864
                                                -----------  -----------   ----------   ----------     ----------      -------
 Net realized gain (loss) on investments......     (517,257)  (1,833,750)    (228,337)   1,625,081      1,969,265       10,010
                                                -----------  -----------   ----------   ----------     ----------      -------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (1,541,501)   2,377,805    1,568,616     (566,990)      (527,699)      (8,895)
                                                -----------  -----------   ----------   ----------     ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   (2,058,758)     544,055    1,340,279    1,058,091      1,441,566        1,115
                                                -----------  -----------   ----------   ----------     ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $(2,056,404) $   853,648   $2,551,269   $1,276,120     $1,441,566      $ 1,580
                                                ===========  ===========   ==========   ==========     ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                                              TEMPLETON
                                                                                              DEVELOPING   TEMPLETON   TEMPLETON
                                                         TARGET 2025 TARGET 2035 TARGET 2045   MARKETS    GLOBAL BOND   GROWTH
                                                         ALLOCATION* ALLOCATION* ALLOCATION*   VIP FUND    VIP FUND    VIP FUND
                                                         ----------- ----------- ----------- -----------  -----------  ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios........................  $ 11,284    $ 11,871    $  3,308   $   144,480  $ 2,347,299  $  66,320
 Expenses:
   Asset-based charges..................................        --          --          --        33,871      107,036     17,947
                                                          --------    --------    --------   -----------  -----------  ---------

NET INVESTMENT INCOME (LOSS)............................    11,284      11,871       3,308       110,609    2,240,263     48,373
                                                          --------    --------    --------   -----------  -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..............    16,169       6,536      10,709       (93,797)    (602,205)   292,132
   Net realized gain distribution from the Portfolios...    90,881      97,254      27,053            --           --         --
                                                          --------    --------    --------   -----------  -----------  ---------
 Net realized gain (loss) on investments................   107,050     103,790      37,762       (93,797)    (602,205)   292,132
                                                          --------    --------    --------   -----------  -----------  ---------

 Net change in unrealized appreciation (depreciation)
   of investments.......................................   (88,901)    (76,542)    (29,346)     (916,763)  (1,058,101)  (550,198)
                                                          --------    --------    --------   -----------  -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..    18,149      27,248       8,416    (1,010,560)  (1,660,306)  (258,066)
                                                          --------    --------    --------   -----------  -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................  $ 29,433    $ 39,119    $ 11,724   $  (899,951) $   579,957  $(209,693)
                                                          ========    ========    ========   ===========  ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                  VANGUARD
                                                VAN ECK VIP  VARIABLE INSURANCE
                                                GLOBAL HARD  FUND-EQUITY INDEX
                                                ASSETS FUND      PORTFOLIO
                                                -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............... $        --       $112,256
 Expenses:
   Asset-based charges.........................      39,339         40,519
                                                -----------       --------

NET INVESTMENT INCOME (LOSS)...................     (39,339)        71,737
                                                -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.....     (67,285)       336,111
   Net realized gain distribution from the
    Portfolios.................................          --        124,189
                                                -----------       --------
 Net realized gain (loss) on investments.......     (67,285)       460,300
                                                -----------       --------

 Net change in unrealized appreciation
   (depreciation) of investments...............  (2,568,811)       291,651
                                                -----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...................................  (2,636,096)       751,951
                                                -----------       --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(2,675,435)      $823,688
                                                ===========       ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                 ALL ASSET
                                                ALL ASSET                                        MODERATE
                                          AGGRESSIVE-ALT 25*(A)  ALL ASSET GROWTH-ALT 20*    GROWTH-ALT 15*(A)
                                         ----------------------  ------------------------  --------------------
                                            2014        2013         2014         2013        2014       2013
                                         ----------  ----------  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   44,341  $    8,357  $   212,562  $   157,101  $   38,585  $ 10,678
 Net realized gain (loss) on investments     87,350      21,303      551,481      919,004      35,994     7,226
 Net change in unrealized appreciation
   (depreciation) of investments........    (73,999)     20,945     (455,547)     609,651     (59,022)   13,339
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net increase (decrease) in net assets
   resulting from operations............     57,692      50,605      308,496    1,685,756      15,557    31,243
                                         ----------  ----------  -----------  -----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  2,753,131     650,609    2,980,374    2,758,086     987,674   143,354
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (256,759)    466,696      566,028      600,637     780,816   767,570
 Redemptions for contract benefits and
   terminations.........................    (27,972)         --     (209,311)    (366,573)     (2,872)       --
 Contract maintenance charges...........   (223,568)    (27,433)    (886,284)    (741,014)   (168,125)  (17,415)
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions.........................  2,244,832   1,089,872    2,450,807    2,251,136   1,597,493   893,509
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net increase (decrease) in amount
   retained by AXA in Separate Account
   FP...................................         20           4           --          412          20         6
                                         ----------  ----------  -----------  -----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS...  2,302,544   1,140,481    2,759,303    3,937,304   1,613,070   924,758
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  1,140,481          --   14,861,779   10,924,475     924,758        --
                                         ----------  ----------  -----------  -----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD..... $3,443,025  $1,140,481  $17,621,082   14,861,779  $2,537,828  $924,758
                                         ==========  ==========  ===========  ===========  ==========  ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.................................         42          14           32           34          22        10
 Redeemed...............................        (21)         (3)         (13)         (15)         (3)       (1)
                                         ----------  ----------  -----------  -----------  ----------  --------
 Net Increase (Decrease)................         21          11           19           19          19         9
                                         ==========  ==========  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                         AMERICAN FUNDS
                                                                       INSURANCE SERIES(R)          AMERICAN FUNDS
                                             AMERICAN CENTURY VP MID      GLOBAL SMALL            INSURANCE SERIES(R)
                                                 CAP VALUE FUND       CAPITALIZATION FUND/SM/(A) NEW WORLD FUND(R)(A)
                                            ------------------------  -------------------------  --------------------
                                                2014         2013        2014          2013         2014       2013
                                            -----------  -----------   ----------     --------   ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   181,316  $   140,217  $   (3,219)    $    (24)   $   37,418  $  9,960
 Net realized gain (loss) on investments...   3,246,004    1,203,943      31,007          (68)      245,091     5,564
 Net change in unrealized appreciation
   (depreciation) of investments...........     324,471    2,997,930     (31,318)      40,076      (624,623)   16,840
                                            -----------  -----------   ----------     --------   ----------  --------
 Net increase (decrease) in net assets
   resulting from operations...............   3,751,791    4,342,090      (3,530)      39,984      (342,114)   32,364
                                            -----------  -----------   ----------     --------   ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,312,405    1,387,085     427,516       44,428       990,649   143,481
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   3,106,133    6,430,772     660,216      794,293     2,466,492   776,583
 Redemptions for contract benefits and
   terminations............................    (655,632)  (2,691,520)    (58,328)      (1,324)      (30,630)   (2,058)
 Contract maintenance charges..............    (564,106)    (425,445)    (65,729)      (8,752)     (119,736)  (12,556)
                                            -----------  -----------   ----------     --------   ----------  --------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   4,198,800    4,700,892     963,675      828,645     3,306,775   905,450
                                            -----------  -----------   ----------     --------   ----------  --------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..       7,000       24,209          90            9         1,245         5
                                            -----------  -----------   ----------     --------   ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......   7,957,591    9,067,191     960,235      868,638     2,965,906   937,819
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  22,583,847   13,516,656     868,638           --       937,819        --
                                            -----------  -----------   ----------     --------   ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........ $30,541,438  $22,583,847  $1,828,873     $868,638    $3,903,725  $937,819
                                            ===========  ===========   ==========     ========   ==========  ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued....................................         119           95          --           --            --        --
 Redeemed..................................         (60)         (51)         --           --            --        --
                                            -----------  -----------   ----------     --------   ----------  --------
 Net Increase (Decrease)...................          59           44          --           --            --        --
                                            ===========  ===========   ==========     ========   ==========  ========
UNIT ACTIVITY CLASS 4
 Issued....................................          --           --          25            9            85        17
 Redeemed..................................          --           --          (8)          (1)          (13)       (1)
                                            -----------  -----------   ----------     --------   ----------  --------
 Net Increase (Decrease)...................          --           --          17            8            72        16
                                            ===========  ===========   ==========     ========   ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                AXA 400 MANAGED         AXA 500 MANAGED        AXA 2000 MANAGED
                                                  VOLATILITY*             VOLATILITY*             VOLATILITY*
                                            ----------------------  ----------------------  ----------------------
                                               2014        2013        2014        2013        2014        2013
                                            ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    2,956  $   (4,554) $   17,924  $    4,167  $   (4,343) $   (3,801)
 Net realized gain (loss) on investments...    363,293     371,220     331,576     317,330     235,347     329,685
 Net change in unrealized appreciation
   (depreciation) of investments...........   (125,871)    291,583     114,286     302,245    (144,270)    221,549
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............    240,378     658,249     463,786     623,742      86,734     547,433
                                            ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    340,483     346,792     397,977     308,800     271,695     209,063
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (147,053)    467,909   2,200,232     254,708     255,038     195,938
 Redemptions for contract benefits and
   terminations............................   (197,238)    (88,223)    (92,814)   (126,340)    (93,785)    (46,768)
 Contract maintenance charges..............   (162,792)   (142,475)   (175,874)   (111,394)   (105,199)    (76,900)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (166,600)    584,003   2,329,521     325,774     327,749     281,333
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         20          11          50          10          25           9
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......     73,798   1,242,263   2,793,357     949,526     414,508     828,775
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  2,991,534   1,749,271   2,782,544   1,833,018   2,131,888   1,303,113
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $3,065,332  $2,991,534  $5,575,901  $2,782,544  $2,546,396  $2,131,888
                                            ==========  ==========  ==========  ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued....................................          6          13          19           8           9           8
 Redeemed..................................         (7)         (9)         (5)         (5)         (6)         (6)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)...................         (1)          4          14           3           3           2
                                            ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  AXA AGGRESSIVE                                      AXA CONSERVATIVE
                                                    ALLOCATION*          AXA BALANCED STRATEGY*          ALLOCATION*
                                            --------------------------  ------------------------  ------------------------
                                                2014          2013          2014         2013         2014         2013
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  1,959,061  $  3,084,303  $   214,961  $   288,436  $   170,341  $   208,853
 Net realized gain (loss) on investments...   16,308,717     6,486,174      613,468      181,151    1,126,070      975,101
 Net change in unrealized appreciation
   (depreciation) of investments...........  (11,906,753)   21,294,134      (47,686)   1,125,866     (471,474)     318,294
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    6,361,025    30,864,611      780,743    1,595,453      824,937    1,502,248
                                            ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   13,643,677    13,505,438    6,647,881    6,404,913    3,131,250    3,205,745
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (7,341,331)   (8,438,056)  (1,720,102)     372,984   (1,636,589)  (1,293,997)
 Redemptions for contract benefits and
   terminations............................   (6,736,008)   (5,242,848)    (153,899)    (190,156)  (1,029,069)  (2,068,433)
 Contract maintenance charges..............   (7,158,104)   (7,405,927)  (1,755,434)  (1,312,492)  (2,622,725)  (2,858,144)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (7,591,766)   (7,581,393)   3,018,446    5,275,249   (2,157,133)  (3,014,829)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --       (40,000)          --            1           --            2
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......   (1,230,741)   23,243,218    3,799,189    6,870,703   (1,332,196)  (1,512,579)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  144,012,037   120,768,819   16,002,866    9,132,163   37,513,234   39,025,813
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $142,781,296  $144,012,037  $19,802,055  $16,002,866  $36,181,038  $37,513,234
                                            ============  ============  ===========  ===========  ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           63            39           --           --           59           86
 Redeemed..................................          (75)          (88)          --           --          (70)         (72)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (12)          (49)          --           --          (11)          14
                                            ============  ============  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................           28            37           36           53           11           12
 Redeemed..................................          (45)          (37)         (14)         (11)         (11)         (17)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (17)           --           22           42           --           (5)
                                            ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               AXA CONSERVATIVE        AXA CONSERVATIVE       AXA CONSERVATIVE-PLUS
                                               GROWTH STRATEGY*            STRATEGY*               ALLOCATION*
                                            ----------------------  ----------------------  ------------------------
                                               2014        2013        2014        2013         2014         2013
                                            ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   53,692  $   66,412  $   14,673  $   15,701  $   249,267  $   380,179
 Net realized gain (loss) on investments...    127,437      47,097      17,768      10,191    1,862,861    1,627,101
 Net change in unrealized appreciation
   (depreciation) of investments...........       (959)    262,760      11,188      32,633   (1,112,926)   1,364,147
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    180,170     376,269      43,629      58,525      999,202    3,371,427
                                            ----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....  1,689,753   1,150,917     521,170     358,827    3,131,758    3,418,214
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (176,736)   (177,995)     36,745     114,065     (336,303)    (978,447)
 Redemptions for contract benefits and
   terminations............................    (38,203)    (75,801)     (5,394)     (1,803)  (1,773,525)  (1,953,562)
 Contract maintenance charges..............   (459,181)   (378,383)   (176,029)   (149,513)  (2,631,384)  (2,590,832)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  1,015,633     518,738     376,492     321,576   (1,609,454)  (2,104,627)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         --          (1)         --          (1)          --           (2)
                                            ----------  ----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  1,195,803     895,006     420,121     380,100     (610,252)   1,266,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  4,199,523   3,304,517   1,509,390   1,129,290   35,577,345   34,310,547
                                            ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $5,395,326  $4,199,523  $1,929,511  $1,509,390  $34,967,093  $35,577,345
                                            ==========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................         --          --          --          --           54           42
 Redeemed..................................         --          --          --          --          (34)         (47)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)...................         --          --          --          --           20           (5)
                                            ==========  ==========  ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued....................................         12           8           4           5           12           13
 Redeemed..................................         (4)         (4)         (1)         (2)         (13)         (18)
                                            ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)...................          8           4           3           3           (1)          (5)
                                            ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                      AXA INTERNATIONAL
                                                 AXA GLOBAL EQUITY                                      CORE MANAGED
                                                MANAGED VOLATILITY*       AXA GROWTH STRATEGY*         VOLATILITY*(B)
                                            --------------------------  ------------------------  ------------------------
                                                2014          2013          2014         2013         2014         2013
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    933,210  $    686,456  $   450,063  $   534,314  $   811,360  $   177,709
 Net realized gain (loss) on investments...    1,835,332       209,910      896,725      198,728    1,370,978      418,476
 Net change in unrealized appreciation
   (depreciation) of investments...........     (649,623)   27,801,662      203,204    2,504,761   (9,234,264)   4,306,905
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    2,118,919    28,698,028    1,549,992    3,237,803   (7,051,926)   4,903,090
                                            ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    9,665,780    10,660,660   11,432,734    8,744,383    2,968,241    2,080,375
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (8,244,070)   (8,183,377)   1,403,127      134,954   46,537,401   (2,803,317)
 Redemptions for contract benefits and
   terminations............................   (8,277,439)  (10,491,400)    (417,417)    (140,155)  (1,409,412)  (1,305,126)
 Contract maintenance charges..............   (7,377,254)   (7,856,403)  (2,531,987)  (1,955,971)  (3,184,166)  (1,176,687)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (14,232,983)  (15,870,520)   9,886,457    6,783,211   44,912,064   (3,204,755)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --       (50,001)          --           (1)          --      (32,750)
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (12,114,064)   12,777,507   11,436,449   10,021,013   37,860,138    1,665,585
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  165,449,262   152,671,755   22,985,782   12,964,769   31,687,646   30,022,061
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $153,335,198  $165,449,262  $34,422,231  $22,985,782  $69,547,784  $31,687,646
                                            ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           44            44           --           --           55            2
 Redeemed..................................          (71)          (13)          --           --          (10)          (6)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (27)           31           --           --           45           (4)
                                            ============  ============  ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued....................................           14            19           75           56          262           16
 Redeemed..................................          (59)          (82)          (9)          (6)         (50)         (33)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (45)          (63)          66           50          212          (17)
                                            ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               AXA INTERNATIONAL      AXA INTERNATIONAL VALUE      AXA LARGE CAP CORE
                                              MANAGED VOLATILITY*       MANAGED VOLATILITY*      MANAGED VOLATILITY*(E)
                                            ----------------------  --------------------------  ------------------------
                                               2014        2013         2014          2013          2014         2013
                                            ----------  ----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    9,433  $   (7,084) $  1,167,317  $    715,381  $   214,250  $    44,301
 Net realized gain (loss) on investments...     56,874     338,394       394,163    (1,116,728)   1,869,411      764,841
 Net change in unrealized appreciation
   (depreciation) of investments...........   (190,003)     33,023    (8,613,032)   16,787,439      440,572    2,993,249
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   (123,696)    364,333    (7,051,552)   16,386,092    2,524,233    3,802,391
                                            ----------  ----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    225,690     224,324     6,104,497     6,736,181      875,818      993,707
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     29,102    (581,085)   (2,438,601)   (2,558,907)   9,581,407    2,658,845
 Redemptions for contract benefits and
   terminations............................    (34,332)   (104,346)   (5,171,748)   (5,814,648)    (757,255)    (368,212)
 Contract maintenance charges..............    (86,791)   (122,214)   (4,836,909)   (5,042,503)    (971,929)    (649,425)
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    133,669    (583,321)   (6,342,761)   (6,679,877)   8,728,041    2,634,915
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         35          (6)           --       (59,998)          --      (53,499)
                                            ----------  ----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......     10,008    (218,994)  (13,394,313)    9,646,217   11,252,274    6,383,807
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,616,964   1,835,958   100,346,412    90,700,195   17,689,610   11,305,803
                                            ----------  ----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $1,626,972  $1,616,964  $ 86,952,099  $100,346,412  $28,941,884  $17,689,610
                                            ==========  ==========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................         --          --            16            14           20            1
 Redeemed..................................         --          --           (23)          (17)          (4)          (1)
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...................         --          --            (7)           (3)          16           --
                                            ==========  ==========  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued....................................          6           5            34            41           51           29
 Redeemed..................................         (4)         (9)          (61)          (73)         (20)         (10)
                                            ----------  ----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)...................          2          (4)          (27)          (32)          31           19
                                            ==========  ==========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                            AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE          AXA MID CAP VALUE
                                           MANAGED VOLATILITY*(F)      MANAGED VOLATILITY*(C)        MANAGED VOLATILITY*
                                         --------------------------  --------------------------  --------------------------
                                             2014          2013          2014          2013          2014          2013
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (432,265) $   (433,630) $  3,674,947  $  2,002,757  $    330,398  $    166,730
 Net realized gain (loss) on investments   14,460,772     6,187,543     2,014,134    (5,875,851)    9,485,865     7,887,257
 Net change in unrealized appreciation
   (depreciation) of investments........    6,561,625    33,612,179    38,547,469   101,188,980    11,956,555    49,132,156
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations............   20,590,132    39,366,092    44,236,550    97,315,886    21,772,818    57,186,143
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   10,555,460     8,448,015    22,882,748    23,805,391    11,653,042    12,620,281
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   98,121,447    (4,165,462)   21,144,025   (15,724,391)   (8,701,077)   (9,909,432)
 Redemptions for contract benefits and
   terminations.........................  (10,984,601)   (8,567,673)  (21,867,042)  (20,656,525)  (12,261,568)  (13,375,023)
 Contract maintenance charges...........   (9,943,906)   (7,730,662)  (22,508,137)  (23,144,818)  (10,192,063)  (10,740,370)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions.........................   87,748,400   (12,015,782)     (348,406)  (35,720,343)  (19,501,666)  (21,404,544)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account
   FP...................................           --       (50,000)           --      (209,999)           --      (100,000)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  108,338,532    27,300,310    43,888,144    61,385,544     2,271,152    35,681,599
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  146,525,832   119,225,522   382,125,892   320,740,348   219,502,588   183,820,989
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $254,864,364  $146,525,832  $426,014,036  $382,125,892  $221,773,740  $219,502,588
                                         ============  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.................................          132             7           127            21            16            23
 Redeemed...............................          (17)           (7)         (157)         (181)          (83)         (107)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)................          115            --           (30)         (160)          (67)          (84)
                                         ============  ============  ============  ============  ============  ============

UNIT ACTIVITY CLASS B
 Issued.................................          313            20            79            12             2             4
 Redeemed...............................         (101)          (76)          (55)          (73)           (5)           (4)
                                         ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)................          212           (56)           24           (61)           (3)           --
                                         ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(f)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                               AXA MODERATE GROWTH         AXA MODERATE-PLUS
                                               AXA MODERATE ALLOCATION*             STRATEGY*                 ALLOCATION*
                                            ------------------------------  ------------------------  --------------------------
                                                 2014            2013           2014         2013         2014          2013
                                            --------------  --------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    5,692,742  $   10,984,897  $   854,937  $ 1,103,891  $  4,865,495  $  7,849,982
 Net realized gain (loss) on investments...     49,316,133      31,680,471    2,142,642      501,352    29,055,072     8,770,785
 Net change in unrealized appreciation
   (depreciation) of investments...........    (29,600,276)     80,678,759      306,201    5,145,208   (18,509,863)   55,969,344
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............     25,408,599     123,344,127    3,303,780    6,750,451    15,410,704    72,590,111
                                            --------------  --------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     65,104,652      70,450,568   23,038,800   18,146,915    41,077,346    43,063,363
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (28,723,505)    (33,973,023)  (1,271,660)     218,259   (13,130,325)   (5,490,771)
 Redemptions for contract benefits and
   terminations............................    (47,990,439)    (56,564,061)    (674,946)    (363,144)  (20,467,546)  (21,239,721)
 Contract maintenance charges..............    (69,821,503)    (74,049,806)  (5,968,540)  (4,691,132)  (24,771,299)  (25,002,831)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    (81,430,795)    (94,136,322)  15,123,654   13,310,898   (17,291,824)   (8,669,960)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          4,000         251,000           --          149            --             2
                                            --------------  --------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......    (56,018,196)     29,458,805   18,427,434   20,061,498    (1,881,120)   63,920,153
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,056,806,782   1,027,347,977   54,106,165   34,044,667   442,152,871   378,232,718
                                            --------------  --------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $1,000,788,586  $1,056,806,782  $72,533,599  $54,106,165  $440,271,751  $442,152,871
                                            ==============  ==============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................            128             105           --           --           157           147
 Redeemed..................................           (198)           (269)          --           --          (183)         (240)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................            (70)           (164)          --           --           (26)          (93)
                                            ==============  ==============  ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
 Issued....................................             52              65          137          115            77           140
 Redeemed..................................            (65)           (135)         (30)         (13)          (83)         (101)
                                            --------------  --------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................            (13)            (70)         107          102            (6)           39
                                            ==============  ==============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                AXA/LOOMIS SAYLES         BLACKROCK GLOBAL      CHARTER/SM/ MULTI-SECTOR
                                                     GROWTH*            ALLOCATION V.I. FUND              BOND*
                                            ------------------------  -----------------------  --------------------------
                                                2014         2013         2014        2013         2014          2013
                                            -----------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (37,731) $   100,178  $   229,566  $   73,079  $  2,038,723  $  3,175,867
 Net realized gain (loss) on investments...   8,361,226    6,212,002    1,028,230     550,090    (1,578,671)   (2,605,072)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (6,614,918)    (197,149)  (1,086,044)    255,817     1,464,577    (2,053,248)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   1,708,577    6,115,031      171,752     878,986     1,924,629    (1,482,453)
                                            -----------  -----------  -----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   1,292,992    1,441,692      604,223     749,469     7,235,124     9,351,150
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,829,364)  (6,870,874)   2,277,995    (460,230)   (2,158,243)   (2,748,269)
 Redemptions for contract benefits and
   terminations............................    (973,238)    (899,583)    (149,791)   (125,695)   (4,702,249)   (6,285,901)
 Contract maintenance charges..............    (774,547)    (790,691)     (75,239)    (62,368)   (7,517,090)   (8,089,937)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (2,284,157)  (7,119,456)   2,657,188     101,176    (7,142,458)   (7,772,957)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (1)          --          (2)           --            --
                                            -----------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......    (575,580)  (1,004,426)   2,828,940     980,160    (5,217,829)   (9,255,410)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  24,359,148   25,363,574    7,005,745   6,025,585   100,122,079   109,377,489
                                            -----------  -----------  -----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $23,783,568  $24,359,148  $ 9,834,685  $7,005,745  $ 94,904,250  $100,122,079
                                            ===========  ===========  ===========  ==========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          10           12           --          --            15            35
 Redeemed..................................         (27)         (64)          --          --           (35)          (47)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net Increase (Decrease)...................         (17)         (52)          --          --           (20)          (12)
                                            ===========  ===========  ===========  ==========  ============  ============

UNIT ACTIVITY CLASS B
 Issued....................................           5           11           --          --            11            12
 Redeemed..................................          (8)         (10)          --          --           (15)          (16)
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net Increase (Decrease)...................          (3)           1           --          --            (4)           (4)
                                            ===========  ===========  ===========  ==========  ============  ============

UNIT ACTIVITY CLASS III
 Issued....................................          --           --          100          97            --            --
 Redeemed..................................          --           --          (49)        (41)           --            --
                                            -----------  -----------  -----------  ----------  ------------  ------------
 Net Increase (Decrease)...................          --           --           51          56            --            --
                                            ===========  ===========  ===========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                              CHARTER/SM/ SMALL CAP     CHARTER/SM/ SMALL CAP      EQ/ALLIANCEBERNSTEIN
                                                     GROWTH*                   VALUE*                SMALL CAP GROWTH*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (22,396) $   (16,874) $   (35,493) $    85,560  $   (869,387) $   (851,525)
 Net realized gain (loss) on investments...     841,939      488,204    1,358,316      905,217    29,202,986    27,513,395
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,199,274)   3,359,382   (3,188,093)  10,210,500   (22,199,345)   35,924,976
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............    (379,731)   3,830,712   (1,865,270)  11,201,277     6,134,254    62,586,846
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   1,032,699    1,048,578    2,053,675    2,390,347     8,635,494     9,220,091
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,180,366)   1,765,853   (1,304,645)    (555,287)   (3,437,638)   (9,038,666)
 Redemptions for contract benefits and
   terminations............................    (405,749)    (379,334)  (1,655,139)  (1,957,939)   (9,944,076)  (14,854,810)
 Contract maintenance charges..............    (612,493)    (541,125)  (1,702,397)  (1,800,390)   (7,478,158)   (7,701,756)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (1,165,909)   1,893,972   (2,608,506)  (1,923,269)  (12,224,378)  (22,375,141)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            1           --           (1)           --       (50,002)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,545,640)   5,724,685   (4,473,776)   9,278,007    (6,090,124)   40,161,703
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,550,981    7,826,296   36,437,568   27,159,561   216,876,896   176,715,193
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $12,005,341  $13,550,981  $31,963,792  $36,437,568  $210,786,772  $216,876,896
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          --           --            2            3            47            28
 Redeemed..................................          --           --           (7)          (8)          (63)          (72)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          --           --           (5)          (5)          (16)          (44)
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          19           32            5           11             8             8
 Redeemed..................................         (28)         (18)          (9)         (14)          (21)          (29)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          (9)          14           (4)          (3)          (13)          (21)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                             EQ/BLACKROCK BASIC VALUE      EQ/BOSTON ADVISORS       EQ/CALVERT SOCIALLY
                                                      EQUITY*                EQUITY INCOME*            RESPONSIBLE*
                                            --------------------------  ------------------------  ----------------------
                                                2014          2013          2014         2013        2014        2013
                                            ------------  ------------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  1,497,074  $  2,305,099  $   262,486  $   316,193  $    7,938  $    5,775
 Net realized gain (loss) on investments...    7,806,487     5,479,759    2,756,866    3,922,168      86,355      93,655
 Net change in unrealized appreciation
   (depreciation) of investments...........    9,853,286    50,696,208   (1,401,011)     865,732      77,257     235,072
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   19,156,847    58,481,066    1,618,341    5,104,093     171,550     334,502
                                            ------------  ------------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   14,233,246    13,197,107    1,584,893    1,659,265     137,519     119,015
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (4,415,053)   (3,360,208)    (877,510)  (1,700,914)    243,848     (36,123)
 Redemptions for contract benefits and
   terminations............................  (10,109,465)  (11,762,003)    (948,304)    (932,908)    (66,908)    (74,675)
 Contract maintenance charges..............   (8,786,668)   (8,500,928)    (831,876)    (800,458)    (70,368)    (61,268)
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (9,077,940)  (10,426,032)  (1,072,797)  (1,775,015)    244,091     (53,051)
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --            (1)          --           --          --           2
                                            ------------  ------------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   10,078,907    48,055,033      545,544    3,329,078     415,641     281,453
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  210,266,734   162,211,701   19,832,712   16,503,634   1,293,662   1,012,209
                                            ------------  ------------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $220,345,641  $210,266,734  $20,378,256  $19,832,712  $1,709,303  $1,293,662
                                            ============  ============  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           95            36            3           13          --          --
 Redeemed..................................          (78)          (30)         (11)         (23)         --          --
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................           17             6           (8)         (10)         --          --
                                            ============  ============  ===========  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued....................................           29            45           11           22           3           3
 Redeemed..................................          (51)          (74)         (11)         (24)         (1)         (3)
                                            ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          (22)          (29)          --           (2)          2          --
                                            ============  ============  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                    EQ/CAPITAL
                                                     GUARDIAN                   EQ/COMMON STOCK               EQ/CORE BOND
                                                     RESEARCH*                      INDEX*                       INDEX*
                                            --------------------------  ------------------------------  ------------------------
                                                2014          2013           2014            2013           2014         2013
                                            ------------  ------------  --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    229,276  $    965,361  $   11,178,150  $   11,005,064  $   538,964  $   472,265
 Net realized gain (loss) on investments...    5,375,612     2,697,509      39,236,229      22,274,372     (113,250)     (14,986)
 Net change in unrealized appreciation
   (depreciation) of investments...........    4,535,292    23,171,427     123,150,321     368,480,975      681,768   (1,476,747)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   10,140,180    26,834,297     173,564,700     401,760,411    1,107,482   (1,019,468)
                                            ------------  ------------  --------------  --------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    5,133,840     5,482,159      76,043,534      78,411,453    4,201,405    4,841,623
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (6,349,377)   (1,206,082)    (35,876,534)    (45,897,004)    (534,315)    (569,357)
 Redemptions for contract benefits and
   terminations............................   (5,430,232)   (4,722,495)    (77,911,580)    (80,324,342)  (2,289,572)  (2,030,353)
 Contract maintenance charges..............   (4,673,300)   (4,885,258)    (86,788,783)    (89,436,574)  (2,820,231)  (2,881,445)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (11,319,069)   (5,331,676)   (124,533,363)   (137,246,467)  (1,442,713)    (639,532)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --            --          85,800        (435,998)          --           --
                                            ------------  ------------  --------------  --------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......   (1,178,889)   21,502,621      49,117,137     264,077,946     (335,231)  (1,659,000)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  110,067,322    88,564,701   1,587,768,118   1,323,690,172   53,353,989   55,012,989
                                            ------------  ------------  --------------  --------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $108,888,433  $110,067,322  $1,636,885,255  $1,587,768,118  $53,018,758  $53,353,989
                                            ============  ============  ==============  ==============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           10             9              40              55           18           38
 Redeemed..................................          (16)           (7)           (146)           (204)         (30)         (57)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net Increase (Decrease)...................           (6)            2            (106)           (149)         (12)         (19)
                                            ============  ============  ==============  ==============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................           21            27              40              49           18           31
 Redeemed..................................          (70)          (56)            (95)           (119)         (17)         (15)
                                            ------------  ------------  --------------  --------------  -----------  -----------
 Net Increase (Decrease)...................          (49)          (29)            (55)            (70)           1           16
                                            ============  ============  ==============  ==============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   EQ/EQUITY 500            EQ/GAMCO MERGERS        EQ/GAMCO SMALL COMPANY
                                                      INDEX*                AND ACQUISITIONS*               VALUE*
                                            --------------------------  ------------------------  --------------------------
                                                2014          2013          2014         2013         2014          2013
                                            ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  7,294,906  $  6,902,703  $   (35,280) $    13,648  $     10,062  $     (5,972)
 Net realized gain (loss) on investments...   41,915,920    18,077,802      724,113      819,328    13,362,147    12,550,601
 Net change in unrealized appreciation
   (depreciation) of investments...........   35,876,744   144,272,602     (502,229)     413,225    (9,134,958)   29,451,558
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   85,087,570   169,253,107      186,604    1,246,201     4,237,251    41,996,187
                                            ------------  ------------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        36,615,002    31,242,000    1,253,239    1,109,185    13,811,794    11,277,181
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (14,743,490)      138,635    1,133,335     (214,923)   (4,442,749)    6,685,696
 Redemptions for contract benefits and
   terminations............................  (30,499,459)  (31,007,599)    (556,280)  (1,168,488)   (5,577,726)   (5,716,261)
 Contract maintenance charges..............  (29,448,656)  (29,045,302)    (476,658)    (491,950)   (5,550,128)   (5,056,087)
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (38,076,603)  (28,672,266)   1,353,636     (766,176)   (1,758,809)    7,190,529
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --      (120,000)          --            2            --            --
                                            ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......   47,010,967   140,460,841    1,540,240      480,027     2,478,442    49,186,716
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  696,293,706   555,832,865   12,494,674   12,014,647   154,040,154   104,853,438
                                            ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $743,304,673  $696,293,706  $14,034,914  $12,494,674  $156,518,596  $154,040,154
                                            ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          362           114           13            9            84            54
 Redeemed..................................         (215)         (173)         (12)          (2)          (42)          (23)
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          147           (59)           1            7            42            31
                                            ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          123           146           22           17            53            99
 Redeemed..................................          (83)         (107)         (12)         (27)          (75)          (72)
                                            ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................           40            39           10          (10)          (22)           27
                                            ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                           EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                              EQ/GLOBAL BOND PLUS*        GOVERNMENT BOND*             EQUITY INDEX*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    80,749  $   (62,036) $    56,589  $  (132,067) $  8,395,760  $  5,653,258
 Net realized gain (loss) on investments...     135,245      540,108      508,249      598,071     2,200,137      (748,985)
 Net change in unrealized appreciation
   (depreciation) of investments...........     (83,551)  (1,111,515)     479,791   (2,289,129)  (35,202,429)   57,990,647
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............     132,443     (633,443)   1,044,629   (1,823,125)  (24,606,532)   62,894,920
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,581,265    1,805,025    5,306,331    8,490,969    20,817,742    21,832,238
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (345,532)    (762,637)    (426,561)      48,910    (4,978,316)   (8,046,568)
 Redemptions for contract benefits and
   terminations............................    (921,719)  (1,483,599)  (4,854,130)  (7,282,130)  (17,170,698)  (20,630,448)
 Contract maintenance charges..............  (1,088,407)  (1,144,502)  (4,960,439)  (5,499,901)  (19,443,168)  (20,576,215)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    (774,393)  (1,585,713)  (4,934,799)  (4,242,152)  (20,774,440)  (27,420,993)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            1           --       34,997            --      (198,999)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......    (641,950)  (2,219,155)  (3,890,170)  (6,030,280)  (45,380,972)   35,274,928
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  20,958,721   23,177,876   89,129,017   95,159,297   352,939,164   317,664,236
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $20,316,771  $20,958,721  $85,238,847  $89,129,017  $307,558,192  $352,939,164
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          19           28           69           79            46            37
 Redeemed..................................         (22)         (38)         (71)         (97)         (152)         (189)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          (3)         (10)          (2)         (18)         (106)         (152)
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................           8           11           11           11            30            28
 Redeemed..................................          (9)          (8)         (22)         (15)          (30)          (38)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          (1)           3          (11)          (4)           --           (10)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   EQ/INVESCO             EQ/JPMORGAN VALUE            EQ/LARGE CAP
                                                  COMSTOCK*(D)             OPPORTUNITIES*              GROWTH INDEX*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   299,956  $   362,134  $   191,866  $   404,653  $    570,862  $    569,174
 Net realized gain (loss) on investments...   1,032,871      691,314      957,434      489,264    22,555,941    11,840,649
 Net change in unrealized appreciation
   (depreciation) of investments...........      11,226    1,227,216    2,781,447    6,760,466    (8,998,459)   19,585,628
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   1,344,053    2,280,664    3,930,747    7,654,383    14,128,344    31,995,451
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,506,716      852,590    1,684,088    1,670,460     6,890,119     6,762,628
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  13,456,365    2,614,188    1,018,350      562,390    (7,157,160)   (2,958,510)
 Redemptions for contract benefits and
   terminations............................    (786,443)    (897,380)  (1,696,554)  (1,929,506)   (5,280,786)   (7,607,750)
 Contract maintenance charges..............    (663,324)    (364,300)  (1,428,359)  (1,379,897)   (5,591,490)   (5,757,955)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  13,513,314    2,205,098     (422,475)  (1,076,553)  (11,139,317)   (9,561,587)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (2)          --           (1)           --            (1)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......  14,857,367    4,485,760    3,508,272    6,577,829     2,989,027    22,433,863
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  10,334,906    5,849,146   28,941,475   22,363,646   128,735,443   106,301,580
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $25,192,273  $10,334,906  $32,449,747  $28,941,475  $131,724,470  $128,735,443
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          78           21           10            8            19            11
 Redeemed..................................         (14)         (13)          (3)          (5)          (18)          (11)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          64            8            7            3             1            --
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          42           14           12           14            44            84
 Redeemed..................................          (7)          (6)         (15)         (19)         (122)         (167)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          35            8           (3)          (5)          (78)          (83)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  EQ/LARGE CAP          EQ/MFS INTERNATIONAL
                                                  VALUE INDEX*                 GROWTH*               EQ/MID CAP INDEX*
                                            ------------------------  ------------------------  --------------------------
                                                2014         2013         2014         2013         2014          2013
                                            -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   226,634  $   165,834  $   259,769  $   224,120  $    512,931  $    407,302
 Net realized gain (loss) on investments...   1,562,386      683,906    2,923,594    1,746,807     3,246,757     1,390,511
 Net change in unrealized appreciation
   (depreciation) of investments...........     208,159    2,713,362   (5,215,215)   2,512,325     5,674,042    25,856,773
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from operations...............   1,997,179    3,563,102   (2,031,852)   4,483,252     9,433,730    27,654,586
                                            -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,440,192    1,184,344    2,935,833    2,686,906     6,963,656     6,862,273
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,711,780      330,863        8,894    1,190,373    (2,558,463)    1,442,622
 Redemptions for contract benefits and
   terminations............................    (567,883)    (506,401)  (1,277,333)    (880,020)   (5,493,354)   (5,502,498)
 Contract maintenance charges..............    (643,489)    (552,317)  (1,430,431)  (1,400,502)   (4,636,164)   (4,781,835)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   1,940,600      456,489      236,963    1,596,757    (5,724,325)   (1,979,438)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (3)          --           --            --       (75,000)
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......   3,937,779    4,019,588   (1,794,889)   6,080,009     3,709,405    25,600,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  15,212,357   11,192,769   39,188,652   33,108,643   112,881,284    87,281,136
                                            -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $19,150,136  $15,212,357  $37,393,763  $39,188,652  $116,590,689  $112,881,284
                                            ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          45           21           --           --            29            23
 Redeemed..................................         (34)         (24)          --           --           (19)          (18)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................          11           (3)          --           --            10             5
                                            ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued....................................          22           16           39           50            30            57
 Redeemed..................................         (14)          (8)         (43)         (43)          (52)          (61)
                                            -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)...................           8            8           (4)           7           (22)           (4)
                                            ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                       EQ/MORGAN STANLEY MID        EQ/PIMCO ULTRA
                                              EQ/MONEY MARKET*              CAP GROWTH*               SHORT BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2014          2013          2014         2013         2014         2013
                                         ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (746,612) $   (778,732) $  (166,327) $  (167,175) $    26,659  $   162,884
 Net realized gain (loss) on investments        1,481        (2,921)   8,234,253    6,566,886      (47,094)     (33,134)
 Net change in unrealized appreciation
   (depreciation) of investments........         (448)        4,387   (8,689,263)  10,331,504     (124,831)    (231,250)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations............     (745,579)     (777,266)    (621,337)  16,731,215     (145,266)    (101,500)
                                         ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners     63,522,611    91,610,181    4,506,162    4,704,448    3,214,110    3,926,163
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    2,555,237   (18,939,379)  (5,197,158)  (9,248,379)  (1,070,012)  (3,754,452)
 Redemptions for contract benefits and
   terminations.........................  (62,658,398)  (80,992,865)  (2,219,348)  (2,698,013)  (2,017,737)  (1,873,048)
 Contract maintenance charges...........  (18,869,362)  (21,251,350)  (2,143,522)  (2,237,134)  (2,326,290)  (2,650,596)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions.........................  (15,449,912)  (29,573,413)  (5,053,866)  (9,479,078)  (2,199,929)  (4,351,933)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account
   FP...................................           --       (60,001)          --            1           --           --
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (16,195,491)  (30,410,680)  (5,675,203)   7,252,138   (2,345,195)  (4,453,433)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  184,049,794   214,460,474   55,481,804   48,229,666   38,878,088   43,331,521
                                         ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $167,854,303  $184,049,794  $49,806,601  $55,481,804  $36,532,893  $38,878,088
                                         ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.................................        2,481         1,974           20           25           22           35
 Redeemed...............................       (2,531)       (1,719)         (51)         (89)         (49)         (72)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)................          (50)          255          (31)         (64)         (27)         (37)
                                         ============  ============  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.................................          398           570           14           14           32           42
 Redeemed...............................         (475)         (688)         (15)         (19)         (25)         (46)
                                         ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)................          (77)         (118)          (1)          (5)           7           (4)
                                         ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                          EQ/SMALL COMPANY       EQ/T. ROWE PRICE GROWTH
                                              EQ/QUALITY BOND PLUS*            INDEX*                    STOCK*
                                            ------------------------  ------------------------  ------------------------
                                                2014         2013         2014         2013         2014         2013
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   360,766  $   (73,042) $   364,250  $   430,693  $  (224,609) $  (198,526)
 Net realized gain (loss) on investments...  (1,139,345)  (1,534,088)   8,762,131    6,587,539    4,080,716    3,602,294
 Net change in unrealized appreciation
   (depreciation) of investments...........   2,362,839     (338,307)  (5,923,647)  12,663,256      875,970   12,183,412
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   1,584,260   (1,945,437)   3,202,734   19,681,488    4,732,077   15,587,180
                                            -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        6,416,540    7,531,169    4,108,392    3,673,465    4,762,591    4,174,192
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (505,122)  (3,029,548)     (98,641)     126,712    7,056,426     (686,141)
 Redemptions for contract benefits and
   terminations............................  (4,745,589)  (4,931,820)  (2,608,299)  (3,302,205)  (5,396,648)  (3,917,219)
 Contract maintenance charges..............  (5,933,799)  (5,938,644)  (2,472,567)  (2,372,334)  (2,442,763)  (2,392,491)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (4,767,970)  (6,368,843)  (1,071,115)  (1,874,362)   3,979,606   (2,821,659)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..     (21,800)    (125,001)          --      (79,999)          --           (1)
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (3,205,510)  (8,439,281)   2,131,619   17,727,127    8,711,683   12,765,520
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  66,704,353   75,143,634   71,671,035   53,943,908   55,991,618   43,226,098
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $63,498,843  $66,704,353  $73,802,654  $71,671,035  $64,703,301  $55,991,618
                                            ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          73           34           26           26           76           18
 Redeemed..................................         (92)         (52)         (33)         (32)         (52)          (4)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................         (19)         (18)          (7)          (6)          24           14
                                            ===========  ===========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................           8           12           13           17           75           62
 Redeemed..................................         (17)         (22)          (7)          (8)         (60)         (88)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (9)         (10)           6            9           15          (26)
                                            ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                 FIDELITY(R) VIP ASSET
                                                EQ/UBS GROWTH &         EQ/WELLS FARGO OMEGA        MANAGER: GROWTH
                                                    INCOME*                   GROWTH*                  PORTFOLIO
                                            -----------------------  -------------------------  ----------------------
                                                2014        2013         2014          2013        2014        2013
                                            -----------  ----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    29,958  $   56,477  $   (295,604) $  (244,530) $   11,784  $    8,781
 Net realized gain (loss) on investments...     653,105     277,099    13,789,288   24,249,800      58,173      69,135
 Net change in unrealized appreciation
   (depreciation) of investments...........     599,063   1,771,776   (10,255,614)   1,570,255       5,671     182,587
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   1,282,126   2,105,352     3,238,070   25,575,525      75,628     260,503
                                            -----------  ----------  ------------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners          617,174     587,045     8,238,185    5,824,434     110,963      73,170
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     765,817   1,125,514    (6,910,153)   7,763,933      95,830      82,278
 Redemptions for contract benefits and
   terminations............................    (349,772)   (247,254)   (4,036,928)  (3,788,528)    (81,266)   (518,367)
 Contract maintenance charges..............    (304,439)   (262,217)   (2,691,717)  (2,390,489)    (39,203)    (37,615)
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................     728,780   1,203,088    (5,400,613)   7,409,350      86,324    (400,534)
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --          (1)           --           --          --          --
                                            -----------  ----------  ------------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   2,010,906   3,308,439    (2,162,543)  32,984,875     161,952    (140,031)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..   8,990,180   5,681,741    96,518,219   63,533,344   1,320,625   1,460,656
                                            -----------  ----------  ------------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $11,001,086  $8,990,180  $ 94,355,676  $96,518,219  $1,482,577  $1,320,625
                                            ===========  ==========  ============  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          --          --            80           36          --          --
 Redeemed..................................          --          --           (41)         (17)         --          --
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net Increase (Decrease)...................          --          --            39           19          --          --
                                            ===========  ==========  ============  ===========  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued....................................          18          20            66          125          --          --
 Redeemed..................................         (14)        (10)          (96)         (85)         --          --
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net Increase (Decrease)...................           4          10           (30)          40          --          --
                                            ===========  ==========  ============  ===========  ==========  ==========
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................          --          --            --           --           6           5
 Redeemed..................................          --          --            --           --          (2)         (5)
                                            -----------  ----------  ------------  -----------  ----------  ----------
 Net Increase (Decrease)...................          --          --            --           --           4          --
                                            ===========  ==========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   FIDELITY(R)              FIDELITY(R)             FIDELITY(R)
                                                VIP CONTRAFUND(R)        VIP EQUITY-INCOME      VIP GROWTH & INCOME
                                                    PORTFOLIO                PORTFOLIO               PORTFOLIO
                                            ------------------------  ----------------------  ----------------------
                                                2014         2013        2014        2013        2014        2013
                                            -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   298,582  $   416,402  $   26,398  $   30,332  $   94,753  $   74,397
 Net realized gain (loss) on investments...   6,560,290    2,745,773     142,354     154,521     536,796     311,974
 Net change in unrealized appreciation
   (depreciation) of investments...........   2,042,775    8,670,287     (91,475)    128,638     (33,481)    870,211
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   8,901,647   11,832,462      77,277     313,491     598,068   1,256,582
                                            -----------  -----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   3,867,765    3,293,987     185,686     145,756     877,004     703,303
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   8,548,223   24,365,197    (147,563)     49,591     718,326   1,220,432
 Redemptions for contract benefits and
   terminations............................  (2,926,594)  (2,928,907)   (446,110)    (68,176)   (242,807)   (293,210)
 Contract maintenance charges..............  (1,374,503)  (1,094,136)    (35,230)    (47,606)   (298,880)   (225,026)
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   8,114,891   23,636,141    (443,217)     79,565   1,053,643   1,405,499
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            2          --           1          --           2
                                            -----------  -----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......  17,016,538   35,468,605    (365,940)    393,057   1,651,711   2,662,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  70,928,428   35,459,823   1,377,666     984,609   5,885,962   3,223,879
                                            -----------  -----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $87,944,966  $70,928,428  $1,011,726  $1,377,666  $7,537,673  $5,885,962
                                            ===========  ===========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................         168          318          11          12          32          29
 Redeemed..................................         (96)        (123)        (14)         (7)        (17)        (11)
                                            -----------  -----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)...................          72          195          (3)          5          15          18
                                            ===========  ===========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   FIDELITY(R)               FIDELITY(R)               FIDELITY(R)
                                                 VIP HIGH INCOME        VIP INVESTMENT GRADE           VIP MID CAP
                                                    PORTFOLIO              BOND PORTFOLIO               PORTFOLIO
                                            ------------------------  ------------------------  ------------------------
                                                2014         2013         2014         2013         2014         2013
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   424,752  $   641,009  $   164,816  $   335,932  $   (29,643) $    48,792
 Net realized gain (loss) on investments...    (118,246)     277,000     (193,722)  (1,119,843)   1,922,014    4,537,597
 Net change in unrealized appreciation
   (depreciation) of investments...........    (189,707)    (291,864)     482,178      337,906      (79,185)   3,367,634
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............     116,799      626,145      453,272     (446,005)   1,813,186    7,954,023
                                            -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     419,436      355,016      974,837      288,302    2,182,088    1,610,016
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (5,261,554)  (1,809,443)  (7,335,476)  (6,860,545)    (388,556)   1,946,629
 Redemptions for contract benefits and
   terminations............................    (977,714)  (1,615,720)    (328,473)    (658,040)    (828,918)  (2,994,098)
 Contract maintenance charges..............     (84,307)    (104,069)    (191,547)    (181,509)    (709,103)    (503,557)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (5,904,139)  (3,174,216)  (6,880,659)  (7,411,792)     255,511       58,990
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           (3)          --            2           --           --
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (5,787,340)  (2,548,074)  (6,427,387)  (7,857,795)   2,068,697    8,013,013
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  10,830,790   13,378,864   14,747,422   22,605,217   30,689,280   22,676,267
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $ 5,043,450  $10,830,790  $ 8,320,035  $14,747,422  $32,757,977  $30,689,280
                                            ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................          74           40          147          147           75           59
 Redeemed..................................         (83)         (49)        (107)        (175)         (67)         (39)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (9)          (9)          40          (28)           8           20
                                            ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  FIDELITY(R)             FIDELITY(R)           FIDELITY(R)
                                               VIP MONEY MARKET            VIP VALUE        VIP VALUE STRATEGIES
                                                   PORTFOLIO               PORTFOLIO             PORTFOLIO
                                            ----------------------  ----------------------  -------------------
                                               2014        2013        2014        2013        2014      2013
                                            ----------  ----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $       98  $      100  $   16,928  $   10,276  $   2,678  $  3,350
 Net realized gain (loss) on investments...         --          --     181,198     176,961     50,982    74,650
 Net change in unrealized appreciation
   (depreciation) of investments...........         --          --     (43,430)    105,564    (34,551)   59,640
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net increase (decrease) in net assets
   resulting from operations...............         98         100     154,696     292,801     19,109   137,640
                                            ----------  ----------  ----------  ----------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    149,036     272,315      64,001      22,845     25,114    60,678
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (310,046)   (143,308)    216,839     185,461     (8,505)   (1,621)
 Redemptions for contract benefits and
   terminations............................   (135,526)   (723,685)   (143,398)    (15,071)  (238,261)  (77,293)
 Contract maintenance charges..............    (33,082)    (45,696)    (15,894)    (18,843)    (7,621)  (12,106)
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (329,618)   (640,374)    121,548     174,392   (229,273)  (30,342)
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         --          (1)         --           1         --        --
                                            ----------  ----------  ----------  ----------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......   (329,520)   (640,275)    276,244     467,194   (210,164)  107,298
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,329,010   1,969,285   1,256,554     789,360    533,016   425,718
                                            ----------  ----------  ----------  ----------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........ $  999,490  $1,329,010  $1,532,798  $1,256,554  $ 322,852  $533,016
                                            ==========  ==========  ==========  ==========  =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued....................................         40          34           4           4          1         3
 Redeemed..................................        (36)        (75)         (3)         (1)        (1)       (3)
                                            ----------  ----------  ----------  ----------  ---------  --------
 Net Increase (Decrease)...................          4         (41)          1           3         --        --
                                            ==========  ==========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                    FRANKLIN               FRANKLIN RISING              FRANKLIN
                                                MUTUAL SHARES VIP           DIVIDENDS VIP         SMALL CAP VALUE VIP
                                                      FUND                      FUND                      FUND
                                            ------------------------  ------------------------  -----------------------
                                                2014         2013         2014         2013         2014        2013
                                            -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   229,252  $   203,569  $   471,414  $   501,658  $    19,852  $   54,356
 Net realized gain (loss) on investments...     959,201      433,908    3,763,727    3,021,317    1,068,565     414,487
 Net change in unrealized appreciation
   (depreciation) of investments...........    (396,363)   1,923,806     (258,664)   6,878,069   (1,101,350)    984,363
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............     792,090    2,561,283    3,976,477   10,401,044      (12,933)  1,453,206
                                            -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     575,528      550,178    4,513,820    3,660,584      690,156     504,849
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,359,822)     836,934     (187,144)   5,299,250   (1,146,980)  2,299,447
 Redemptions for contract benefits and
   terminations............................    (310,990)    (132,450)  (1,591,392)  (1,928,069)    (177,886)   (160,759)
 Contract maintenance charges..............    (224,931)    (188,343)  (1,673,409)  (1,478,750)    (212,742)   (108,590)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (1,320,215)   1,066,319    1,061,875    5,553,015     (847,452)  2,534,947
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         (85)          85           --          605           --       2,678
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......    (528,210)   3,627,687    5,038,352   15,954,664     (860,385)  3,990,831
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  12,070,054    8,442,367   48,326,911   32,372,247    6,513,290   2,522,459
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $11,541,844  $12,070,054  $53,365,263  $48,326,911  $ 5,652,905  $6,513,290
                                            ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued....................................          23           31           62          127           56          44
 Redeemed..................................         (31)         (15)         (56)         (88)         (40)        (13)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          (8)          16            6           39           16          31
                                            ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                      INVESCO V.I.
                                               FRANKLIN STRATEGIC       GOLDMAN SACHS VIT MID     DIVERSIFIED DIVIDEND
                                                 INCOME VIP FUND           CAP VALUE FUND                 FUND
                                            ------------------------  ------------------------  -----------------------
                                                2014         2013         2014         2013         2014        2013
                                            -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $ 1,472,739  $ 1,288,875  $    51,562  $     4,132  $    15,803  $   18,295
 Net realized gain (loss) on investments...     379,325      166,041    2,577,875    1,875,329      214,406      74,005
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,511,853)    (811,024)  (1,513,842)     690,040      (29,610)    109,385
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............     340,211      643,892    1,115,595    2,569,501      200,599     201,685
                                            -----------  -----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   3,317,423    2,633,171    1,013,469      953,009      294,863     154,851
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   2,310,086    4,216,909      277,277   (1,916,778)   1,364,019     618,044
 Redemptions for contract benefits and
   terminations............................    (966,418)    (841,334)    (230,067)    (176,441)  (1,065,492)    (40,742)
 Contract maintenance charges..............  (1,286,551)  (1,123,301)    (350,778)    (202,981)     (23,890)     (9,946)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   3,374,540    4,885,445      709,901   (1,343,191)     569,500     722,207
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --           --          400        1,601           50          12
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   3,714,751    5,529,337    1,825,896    1,227,911      770,149     923,904
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  24,933,240   19,403,903    8,694,044    7,466,133    1,323,780     399,876
                                            -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $28,647,991  $24,933,240  $10,519,940  $ 8,694,044  $ 2,093,929  $1,323,780
                                            ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued....................................          68           87           --           --           --          --
 Redeemed..................................         (42)         (46)          --           --           --          --
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          26           41           --           --           --          --
                                            ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY SERIES II
 Issued....................................          --           --           --           --           75          24
 Redeemed..................................          --           --           --           --          (48)         (8)
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          --           --           --           --           27          16
                                            ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY SERVICE SHARES
 Issued....................................          --           --           27           27           --          --
 Redeemed..................................          --           --          (23)         (35)          --          --
                                            -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)...................          --           --            4           (8)          --          --
                                            ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                            INVESCO V.I.
                                            INVESCO V.I. GLOBAL REAL    INTERNATIONAL GROWTH     INVESCO V.I. MID CAP
                                                   ESTATE FUND                  FUND               CORE EQUITY FUND
                                            ------------------------  ------------------------  ----------------------
                                                2014         2013         2014         2013        2014        2013
                                            -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   319,406  $   699,080  $   319,823  $   144,641  $   (9,898) $    7,432
 Net realized gain (loss) on investments...     595,339      865,575      842,586      587,236     588,270     343,677
 Net change in unrealized appreciation
   (depreciation) of investments...........   2,223,583   (1,315,730)  (1,327,365)   2,584,770    (451,778)    355,891
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   3,138,328      248,925     (164,956)   3,316,647     126,594     707,000
                                            -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   3,723,341    3,018,953    3,445,932    2,142,224     281,673     257,354
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   5,351,423    3,004,322    5,281,636    1,880,697    (409,266)    511,476
 Redemptions for contract benefits and
   terminations............................  (1,807,554)  (1,076,623)  (1,192,591)    (618,983)    (69,997)    (18,903)
 Contract maintenance charges..............    (905,412)    (778,002)    (691,799)    (494,029)    (94,460)    (83,546)
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   6,361,798    4,168,650    6,843,178    2,909,909    (292,050)    666,381
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         255          145           --            2         (60)         41
                                            -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   9,500,381    4,417,720    6,678,222    6,226,558    (165,516)  1,373,422
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  21,013,047   16,595,327   22,026,673   15,800,115   3,684,921   2,311,499
                                            -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $30,513,428  $21,013,047  $28,704,895  $22,026,673  $3,519,405  $3,684,921
                                            ===========  ===========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued....................................         135          120          193          118           8          13
 Redeemed..................................         (47)         (60)         (70)         (50)         (9)         (6)
                                            -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          88           60          123           68          (1)          7
                                            ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                       IVY FUNDS VIP
                                            INVESCO V.I. SMALL CAP        DIVIDEND
                                                  EQUITY FUND          OPPORTUNITIES       IVY FUNDS VIP ENERGY
                                            ----------------------  -------------------  ------------------------
                                               2014        2013        2014      2013        2014         2013
                                            ----------  ----------  ---------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  (11,012) $  (10,357) $   9,370  $  7,797  $   (50,896) $   (32,885)
 Net realized gain (loss) on investments...    625,538     209,323     92,622    55,255    1,404,086      382,984
 Net change in unrealized appreciation
   (depreciation) of investments...........   (552,554)    876,785    (34,895)   77,388   (3,699,872)   1,937,980
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............     61,972   1,075,751     67,097   140,440   (2,346,682)   2,288,079
                                            ----------  ----------  ---------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    339,593     417,095     30,853   140,362    1,958,125    1,368,917
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   (195,982)    176,773   (299,515)  363,472    5,191,083    1,328,294
 Redemptions for contract benefits and
   terminations............................   (151,402)   (138,407)   (19,313)   (1,664)    (812,984)    (567,594)
 Contract maintenance charges..............   (137,588)   (136,297)   (21,210)  (21,562)    (671,372)    (505,949)
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   (145,379)    319,164   (309,185)  480,608    5,664,852    1,623,668
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..        260         117         --        (2)        (100)          85
                                            ----------  ----------  ---------  --------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......    (83,147)  1,395,032   (242,088)  621,046    3,318,070    3,911,832
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  4,179,165   2,784,133    945,091   324,045   11,601,172    7,689,340
                                            ----------  ----------  ---------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $4,096,018  $4,179,165  $ 703,003  $945,091  $14,919,242  $11,601,172
                                            ==========  ==========  =========  ========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued....................................         --          --          7        20           99           61
 Redeemed..................................         --          --         (7)       (6)         (50)         (31)
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net Increase (Decrease)...................         --          --         --        14           49           30
                                            ==========  ==========  =========  ========  ===========  ===========
UNIT ACTIVITY SERIES II
 Issued....................................         10          11         --        --           --           --
 Redeemed..................................        (10)         (7)        --        --           --           --
                                            ----------  ----------  ---------  --------  -----------  -----------
 Net Increase (Decrease)...................         --           4         --        --           --           --
                                            ==========  ==========  =========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               IVY FUNDS VIP HIGH      IVY FUNDS VIP MID CAP   IVY FUNDS VIP SCIENCE AND
                                                   INCOME(A)                  GROWTH                  TECHNOLOGY
                                            -----------------------  ------------------------  ------------------------
                                                2014        2013         2014         2013         2014         2013
                                            -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   502,507  $   (4,179) $   (78,905) $   (68,120) $   (66,084) $   (14,575)
 Net realized gain (loss) on investments...     158,702       2,712    2,524,870    1,157,992    2,743,390    1,527,955
 Net change in unrealized appreciation
   (depreciation) of investments...........    (767,518)    166,658     (544,086)   4,016,210   (2,128,934)   1,869,437
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............    (106,309)    165,191    1,901,879    5,106,082      548,372    3,382,817
                                            -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,928,324     579,984    2,938,088    2,631,418    2,350,015      706,998
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  10,078,604   5,482,446    2,151,516    3,636,897    4,815,879    9,913,909
 Redemptions for contract benefits and
   terminations............................    (427,194)     (1,147)  (1,755,671)    (931,518)    (995,007)    (386,318)
 Contract maintenance charges..............    (684,191)    (81,411)    (892,761)    (827,948)    (599,111)    (139,476)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  11,895,543   5,979,872    2,441,172    4,508,849    5,571,776   10,095,113
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         100          50           50        2,999           --           (4)
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  11,789,334   6,145,113    4,343,101    9,617,930    6,120,148   13,477,926
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..   6,145,113          --   24,176,727   14,558,797   16,143,792    2,665,866
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $17,934,447  $6,145,113  $28,519,828  $24,176,727  $22,263,940  $16,143,792
                                            ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued....................................         198          74          102          103          154          164
 Redeemed..................................         (38)         (3)         (63)         (39)         (96)         (60)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................         160          71           39           64           58          104
                                            ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on May 20, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                         LAZARD RETIREMENT
                                                 IVY FUNDS VIP           EMERGING MARKETS        MFS(R) INTERNATIONAL
                                                SMALL CAP GROWTH         EQUITY PORTFOLIO           VALUE PORTFOLIO
                                            -----------------------  ------------------------  ------------------------
                                                2014        2013         2014         2013         2014         2013
                                            -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (17,017) $  (15,084) $   680,689  $   515,023  $   904,046  $   501,029
 Net realized gain (loss) on investments...   1,187,788     199,589      565,606      523,442    3,351,009    1,777,403
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,130,384)  1,595,072   (3,490,208)  (1,962,090)  (3,831,095)   7,133,080
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............      40,387   1,779,577   (2,243,913)    (923,625)     423,960    9,411,512
                                            -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     623,308     656,907    5,858,004    5,499,112    5,526,671    3,773,641
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (954,751)    574,704     (667,892)     888,432    3,424,322   12,984,867
 Redemptions for contract benefits and
   terminations............................    (210,159)   (209,095)  (2,289,286)  (1,594,312)  (2,121,179)  (1,469,602)
 Contract maintenance charges..............    (229,579)   (182,861)  (1,833,760)  (1,743,882)  (1,556,027)  (1,004,422)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    (771,181)    839,655    1,067,066    3,049,350    5,273,787   14,284,484
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --         422        5,465       (5,466)        (300)         299
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......    (730,794)  2,619,654   (1,171,382)   2,120,259    5,697,447   23,696,295
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..   6,647,990   4,028,336   46,659,292   44,539,033   52,024,862   28,328,567
                                            -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $ 5,917,196  $6,647,990  $45,487,910  $46,659,292  $57,722,309  $52,024,862
                                            ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued....................................          30          30           --           --           --           --
 Redeemed..................................         (33)        (18)          --           --           --           --
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (3)         12           --           --           --           --
                                            ===========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE CLASS
 Issued....................................          --          --           --           --          192          219
 Redeemed..................................          --          --           --           --         (109)         (82)
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          --          --           --           --           83          137
                                            ===========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY SERVICE SHARES
 Issued....................................          --          --          214          233           --           --
 Redeemed..................................          --          --         (182)        (184)          --           --
                                            -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          --          --           32           49           --           --
                                            ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                               MFS(R) INVESTORS     MFS(R) INVESTORS TRUST
                                              GROWTH STOCK SERIES           SERIES          MFS(R) UTILITIES SERIES
                                            ----------------------  ----------------------  ----------------------
                                               2014        2013        2014        2013        2014        2013
                                            ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (1,971) $      155  $    8,662  $    7,925  $   33,820  $   25,567
 Net realized gain (loss) on investments...    210,730     208,553     235,540      41,111     296,542      60,329
 Net change in unrealized appreciation
   (depreciation) of investments...........     (1,059)    262,941     (61,538)    264,098    (111,004)    118,332
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............    207,700     471,649     182,664     313,134     219,358     204,228
                                            ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....    270,361     217,843     183,105     190,008     273,947     218,376
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (66,125)   (149,282)    308,423     408,913     128,388     151,308
 Redemptions for contract benefits and
   terminations............................    (74,115)    (22,464)    (19,309)     (6,301)   (173,685)       (254)
 Contract maintenance charges..............    (79,755)    (66,229)    (65,864)    (52,640)    (40,282)    (30,535)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................     50,366     (20,132)    406,355     539,980     188,368     338,895
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         --         (22)         --          (7)         75          74
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......    258,066     451,495     589,019     853,107     407,801     543,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  1,947,856   1,496,361   1,500,367     647,260   1,452,252     909,055
                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $2,205,922  $1,947,856  $2,089,386  $1,500,367  $1,860,053  $1,452,252
                                            ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued....................................          4           7           5           7          55          31
 Redeemed..................................         (3)         (7)         (3)         (2)        (32)        (19)
                                            ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)...................          1          --           2           5          23          12
                                            ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                   MULTIMANAGER               MULTIMANAGER              MULTIMANAGER
                                                AGGRESSIVE EQUITY*             CORE BOND*              MID CAP GROWTH*
                                            --------------------------  ------------------------  ------------------------
                                                2014          2013          2014         2013         2014         2013
                                            ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $ (1,822,431) $ (1,594,049) $ 1,359,410  $ 1,007,278  $  (111,491) $  (106,252)
 Net realized gain (loss) on investments...   16,355,359    11,714,907      291,286     (162,243)   4,783,492   11,443,247
 Net change in unrealized appreciation
   (depreciation) of investments...........   25,002,884   105,347,936      876,293   (3,030,969)  (3,243,091)    (987,169)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   39,535,812   115,468,794    2,526,989   (2,185,934)   1,428,910   10,349,826
                                            ------------  ------------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   23,751,805    25,589,066    5,811,772    5,826,923    1,563,466    1,773,003
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (10,117,494)  (13,083,560)  (1,629,063)  (3,927,046)  (1,177,086)     (23,869)
 Redemptions for contract benefits and
   terminations............................  (23,168,639)  (24,303,885)  (3,646,366)  (4,430,868)  (1,500,535)  (1,879,928)
 Contract maintenance charges..............  (24,008,667)  (25,295,726)  (4,894,555)  (5,213,274)  (2,251,614)  (2,669,153)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (33,542,995)  (37,094,105)  (4,358,212)  (7,744,265)  (3,365,769)  (2,799,947)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..           --      (230,000)          --           --         (600)          (1)
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......    5,992,817    78,144,689   (1,831,223)  (9,930,199)  (1,937,459)   7,549,878
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  411,640,672   333,495,983   78,169,309   88,099,508   35,023,103   27,473,225
                                            ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $417,633,489  $411,640,672  $76,338,086  $78,169,309  $33,085,644  $35,023,103
                                            ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................           10             9           32           27            2            2
 Redeemed..................................          (55)          (79)         (21)         (30)          (5)          (5)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (45)          (70)          11           (3)          (3)          (3)
                                            ============  ============  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................            6             8           33           43            7           12
 Redeemed..................................          (25)          (21)         (54)         (81)         (19)         (26)
                                            ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (19)          (13)         (21)         (38)         (12)         (14)
                                            ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                  MULTIMANAGER              MULTIMANAGER            NATURAL RESOURCES
                                                 MID CAP VALUE*              TECHNOLOGY*                PORTFOLIO
                                            ------------------------  ------------------------  ------------------------
                                                2014         2013         2014         2013         2014         2013
                                            -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    43,047  $    (7,400) $  (345,783) $  (316,351) $        --  $        --
 Net realized gain (loss) on investments...   2,884,503    2,521,723   12,252,829    6,609,893      575,631     (359,903)
 Net change in unrealized appreciation
   (depreciation) of investments...........    (429,790)  12,250,511   (1,474,724)  16,919,242   (2,195,579)   1,442,141
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............   2,497,760   14,764,834   10,432,322   23,212,784   (1,619,948)   1,082,238
                                            -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,300,533    2,483,670    4,936,298    5,468,833      388,504      245,910
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  (1,052,196)  (4,855,669)  (1,376,236)  (5,665,001)   2,740,582   (4,423,052)
 Redemptions for contract benefits and
   terminations............................  (2,944,051)  (2,802,844)  (4,582,287)  (4,787,184)  (3,118,339)    (842,817)
 Contract maintenance charges..............  (2,146,767)  (2,222,791)  (3,840,696)  (4,009,926)     (86,624)    (127,732)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (3,842,481)  (7,397,634)  (4,862,921)  (8,993,278)     (75,877)  (5,147,691)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..      26,875     (137,434)          --      (99,999)          --           (2)
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,317,846)   7,229,766    5,569,401   14,119,507   (1,695,825)  (4,065,455)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  51,990,184   44,760,418   84,352,243   70,232,736    9,221,325   13,286,780
                                            -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $50,672,338  $51,990,184  $89,921,644  $84,352,243  $ 7,525,500  $ 9,221,325
                                            ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued....................................          19            6           11            4           --           --
 Redeemed..................................         (25)         (10)          (8)          (7)          --           --
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          (6)          (4)           3           (3)          --           --
                                            ===========  ===========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued....................................          13           11           22           25           --           --
 Redeemed..................................         (25)         (40)         (44)         (75)          --           --
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................         (12)         (29)         (22)         (50)          --           --
                                            ===========  ===========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS II
 Issued....................................          --           --           --           --          127          101
 Redeemed..................................          --           --           --           --         (109)        (153)
                                            -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...................          --           --           --           --           18          (52)
                                            ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                      PIMCO
                                             COMMODITYREALRETURN(R)       PIMCO REAL RETURN         PIMCO TOTAL RETURN
                                               STRATEGY PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                            ------------------------  -------------------------  ------------------------
                                                2014         2013         2014         2013          2014         2013
                                            -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $     2,354  $   140,292  $   309,593  $    451,995  $ 1,210,990  $ 1,278,773
 Net realized gain (loss) on investments...    (517,257)    (899,859)  (1,833,750)     (489,754)    (228,337)     847,721
 Net change in unrealized appreciation
   (depreciation) of investments...........  (1,541,501)    (929,730)   2,377,805    (3,487,181)   1,568,616   (3,746,204)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from operations...............  (2,056,404)  (1,689,297)     853,648    (3,524,940)   2,551,269   (1,619,710)
                                            -----------  -----------  -----------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners        1,538,474    1,600,297    3,476,355     5,123,265    6,287,861    8,514,865
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     192,216      477,165   (5,379,460)   (6,791,463)  (7,263,401)  (2,624,043)
 Redemptions for contract benefits and
   terminations............................    (182,835)    (368,168)  (1,827,974)   (3,975,263)  (2,653,150)  (5,806,159)
 Contract maintenance charges..............    (513,734)    (542,061)  (1,426,605)   (1,612,124)  (2,405,613)  (2,571,079)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   1,034,121    1,167,233   (5,157,684)   (7,255,585)  (6,034,303)  (2,486,416)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..         (65)         (20)       1,529           200        2,102           18
                                            -----------  -----------  -----------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,022,348)    (522,084)  (4,302,507)  (10,780,325)  (3,480,932)  (4,106,108)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  10,044,782   10,566,866   29,938,485    40,718,810   66,772,144   70,878,252
                                            -----------  -----------  -----------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........ $ 9,022,434  $10,044,782  $25,635,978  $ 29,938,485  $63,291,212  $66,772,144
                                            ===========  ===========  ===========  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued....................................          30           37          228           142          214          324
 Redeemed..................................         (19)         (27)        (267)         (187)        (276)        (267)
                                            -----------  -----------  -----------  ------------  -----------  -----------
 Net Increase (Decrease)...................          11           10          (39)          (45)         (62)          57
                                            ===========  ===========  ===========  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                              T. ROWE PRICE EQUITY      T. ROWE PRICE HEALTH       TARGET 2015
                                              INCOME PORTFOLIO--II     SCIENCES PORTFOLIO-II       ALLOCATION*
                                            ------------------------  -----------------------  -------------------
                                                2014         2013         2014        2013       2014       2013
                                            -----------  -----------  -----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   218,029  $   154,203  $        --  $       --  $    465  $   1,544
 Net realized gain (loss) on investments...   1,625,081      639,218    1,969,265     829,615    10,010     46,021
 Net change in unrealized appreciation
   (depreciation) of investments...........    (566,990)   3,318,289     (527,699)    726,714    (8,895)    (5,320)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net increase (decrease) in net assets
   resulting from operations...............   1,276,120    4,111,710    1,441,566   1,556,329     1,580     42,245
                                            -----------  -----------  -----------  ----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....     838,669      704,026      445,971     241,592    15,501     16,164
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................    (896,202)   3,119,357      350,843   1,307,012     4,026   (183,404)
 Redemptions for contract benefits and
   terminations............................    (771,781)    (139,668)  (1,189,878)   (534,673)  (94,445)  (405,925)
 Contract maintenance charges..............    (458,148)    (295,579)     (52,298)    (39,651)   (6,749)   (11,399)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  (1,287,462)   3,388,136     (445,362)    974,280   (81,667)  (584,564)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --        2,177           --          --        --         --
                                            -----------  -----------  -----------  ----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......     (11,342)   7,502,023      996,204   2,530,609   (80,087)  (542,319)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  20,549,962   13,047,939    5,014,907   2,484,298   118,514    660,833
                                            -----------  -----------  -----------  ----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........ $20,538,620  $20,549,962  $ 6,011,111  $5,014,907  $ 38,427  $ 118,514
                                            ===========  ===========  ===========  ==========  ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued....................................          --           --           --          --         1          3
 Redeemed..................................          --           --           --          --        (1)        (8)
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net Increase (Decrease)...................          --           --           --          --        --         (5)
                                            ===========  ===========  ===========  ==========  ========  =========
UNIT ACTIVITY CLASS II
 Issued....................................          23           45           50          42        --         --
 Redeemed..................................         (32)         (20)         (33)        (14)       --         --
                                            -----------  -----------  -----------  ----------  --------  ---------
 Net Increase (Decrease)...................          (9)          25           17          28        --         --
                                            ===========  ===========  ===========  ==========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                 TARGET 2025          TARGET 2035          TARGET 2045
                                                 ALLOCATION*          ALLOCATION*          ALLOCATION*
                                            --------------------  -------------------  -------------------
                                              2014       2013       2014       2013      2014       2013
                                            --------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $ 11,284  $    6,053  $ 11,871  $   8,941  $  3,308  $   2,391
 Net realized gain (loss) on investments...  107,050      90,374   103,790     40,188    37,762     19,856
 Net change in unrealized appreciation
   (depreciation) of investments...........  (88,901)     19,289   (76,542)    57,971   (29,346)    23,773
                                            --------  ----------  --------  ---------  --------  ---------
 Net increase (decrease) in net assets
   resulting from operations...............   29,433     115,716    39,119    107,100    11,724     46,020
                                            --------  ----------  --------  ---------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners       372,539     276,623   107,014     46,702    50,819     37,549
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................  101,084      60,644    65,168    569,186      (898)   (33,301)
 Redemptions for contract benefits and
   terminations............................  (39,606)   (933,232)   (5,953)  (208,176)       --   (179,504)
 Contract maintenance charges..............  (54,077)    (38,972)  (31,144)   (18,298)  (11,606)   (10,861)
                                            --------  ----------  --------  ---------  --------  ---------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................  379,940    (634,937)  135,085    389,414    38,315   (186,117)
                                            --------  ----------  --------  ---------  --------  ---------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..       --          --        --         --        --          6
                                            --------  ----------  --------  ---------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......  409,373    (519,221)  174,204    496,514    50,039   (140,091)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  506,014   1,025,235   759,978    263,464   209,217    349,308
                                            --------  ----------  --------  ---------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........ $915,387  $  506,014  $934,182  $ 759,978  $259,256  $ 209,217
                                            ========  ==========  ========  =========  ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued....................................       24          21         7         11         4          2
 Redeemed..................................       (5)        (17)       (1)        (7)       (2)        (4)
                                            --------  ----------  --------  ---------  --------  ---------
 Net Increase (Decrease)...................       19           4         6          4         2         (2)
                                            ========  ==========  ========  =========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                             TEMPLETON DEVELOPING     TEMPLETON GLOBAL BOND       TEMPLETON GROWTH
                                               MARKETS VIP FUND              VIP FUND                 VIP FUND
                                            ----------------------  -------------------------  ----------------------
                                               2014        2013         2014         2013         2014        2013
                                            ----------  ----------  -----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $  110,609  $  151,646  $ 2,240,263  $  3,247,739  $   48,373  $   57,995
 Net realized gain (loss) on investments...    (93,797)   (168,145)    (602,205)     (627,467)    292,132     181,766
 Net change in unrealized appreciation
   (depreciation) of investments...........   (916,763)   (100,959)  (1,058,101)   (1,880,852)   (550,198)    450,461
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............   (899,951)   (117,458)     579,957       739,420    (209,693)    690,222
                                            ----------  ----------  -----------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners       1,305,745   1,442,564    6,271,160     5,707,858     406,783     281,760
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     86,467    (432,479)  (7,780,118)  (20,536,120)  1,309,725   2,222,286
 Redemptions for contract benefits and
   terminations............................   (167,241)   (270,044)  (3,730,317)   (1,112,618)   (244,281)    (71,124)
 Contract maintenance charges..............   (531,641)   (569,139)  (2,114,297)   (1,960,884)   (216,301)   (152,778)
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................    693,330     170,902   (7,353,572)  (17,901,764)  1,255,926   2,280,144
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..      1,200       3,798           --            (2)         --         (13)
                                            ----------  ----------  -----------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......   (205,421)     57,242   (6,773,615)  (17,162,346)  1,046,233   2,970,353
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  9,698,118   9,640,876   54,314,245    71,476,591   4,334,807   1,364,454
                                            ----------  ----------  -----------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $9,492,697  $9,698,118  $47,540,630  $ 54,314,245  $5,381,040  $4,334,807
                                            ==========  ==========  ===========  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued....................................         22          29          233           345          18          27
 Redeemed..................................        (15)        (28)        (249)         (442)        (11)         (9)
                                            ----------  ----------  -----------  ------------  ----------  ----------
 Net Increase (Decrease)...................          7           1          (16)          (97)          7          18
                                            ==========  ==========  ===========  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2014 AND 2013

                                                                         VANGUARD VARIABLE
                                             VAN ECK VIP GLOBAL HARD     INSURANCE FUND--
                                                   ASSETS FUND        EQUITY INDEX PORTFOLIO
                                            ------------------------  ----------------------
                                                2014         2013        2014        2013
                                            -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $   (39,339) $    21,195  $   71,737  $   65,776
 Net realized gain (loss) on investments...     (67,285)    (546,449)    460,300     368,797
 Net change in unrealized appreciation
   (depreciation) of investments...........  (2,568,811)   1,706,694     291,651   1,091,063
                                            -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from operations...............  (2,675,435)   1,181,440     823,688   1,525,636
                                            -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   1,710,215    2,071,078     445,838     688,582
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................     597,199   (1,036,988)    179,080     136,888
 Redemptions for contract benefits and
   terminations............................    (462,597)    (634,841)   (137,184)   (371,607)
 Contract maintenance charges..............    (620,639)    (691,771)   (186,396)   (202,647)
                                            -----------  -----------  ----------  ----------
 Net increase (decrease) in net assets
   resulting from contractowner
   transactions............................   1,224,178     (292,522)    301,338     251,216
                                            -----------  -----------  ----------  ----------
 Net increase (decrease) in amount
   retained by AXA in Separate Account FP..          --            3          --          (2)
                                            -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......  (1,451,257)     888,921   1,125,026   1,776,850
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  12,630,902   11,741,981   6,464,107   4,687,257
                                            -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........ $11,179,645  $12,630,902  $7,589,133  $6,464,107
                                            ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued....................................          45           38          --          --
 Redeemed..................................         (33)         (41)         --          --
                                            -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          12           (3)         --          --
                                            ===========  ===========  ==========  ==========
UNIT ACTIVITY INVESTOR SHARE CLASS
 Issued....................................          --           --           8           6
 Redeemed..................................          --           --          (6)         (5)
                                            -----------  -----------  ----------  ----------
 Net Increase (Decrease)...................          --           --           2           1
                                            ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
   The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond/(13)/
 .   Charter/SM/ Small Cap Growth/(14)/
 .   Charter/SM/ Small Cap Value/(15)/
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility/(1)/
 .   AXA 500 Managed Volatility/(2)/
 .   AXA 2000 Managed Volatility/(3)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility/(4)/
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility/(5)/
 .   AXA International Managed Volatility/(6)/
 .   AXA International Value Managed Volatility/(7)/
 .   AXA Large Cap Core Managed Volatility/(8)/
 .   AXA Large Cap Growth Managed Volatility/(9)/
 .   AXA Large Cap Value Managed Volatility/(10)/
 .   AXA Mid Cap Value Managed Volatility/(11)/
 .   AXA Moderate Growth Strategy
 .   AXA/Loomis Sayles Growth/(12)/
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund/(16)/
 .   Franklin Rising Dividends VIP Fund/(17)/
 .   Franklin Small Cap Value VIP Fund/(18)/
 .   Franklin Strategic Income VIP Fund/(19)/
 .   Templeton Developing Markets VIP Fund/(20)/
 .   Templeton Global Bond VIP Fund/(21)/
 .   Templeton Growth VIP Fund/(22)/

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio


  (1)Formerly known as AXA Tactical Manager 400.
  (2)Formerly known as AXA Tactical Manager 500.
  (3)Formerly known as AXA Tactical Manager 2000.
  (4)Formerly known as EQ/Global Multi-Sector Equity.
  (5)Formerly known as EQ/International Core PLUS.
  (6)Formerly known as AXA Tactical Manager International.
  (7)Formerly known as EQ/International Value PLUS.
  (8)Formerly known as EQ/Large Cap Core PLUS.
  (9)Formerly known as EQ/Large Cap Growth PLUS.
 (10)Formerly known as EQ/Large Cap Value PLUS.
 (11)Formerly known as EQ/Mid Cap Value PLUS.

 (12)Formerly known as EQ/Montag & Caldwell Growth.
 (13)Formerly known as Multimanager Multi Sector Bond.
 (14)Formerly known as Multimanager Small Cap Growth.
 (15)Formerly known as Multimanager Small Cap Value.
 (16)Formerly known as Mutual Shares Securities Fund.
 (17)Formerly known as Franklin Rising Dividends Securities Fund.
 (18)Formerly known as Franklin Small Cap Value Securities Fund.
 (19)Formerly known as Franklin Strategic Income Securities Fund.
 (20)Formerly known as Templeton Developing Markets Securities Fund.
 (21)Formerly known as Templeton Global Bond Securities Fund.
 (22)Formerly known as Templeton Growth Securities Fund.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

1. Organization (Concluded)

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

2. Significant Accounting Policies (Concluded)


   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2014 were as follows:

                                                       PURCHASES      SALES
                                                      ------------ ------------
ALL ASSET AGGRESSIVE-ALT 25.......................... $  4,614,000 $  2,292,699
ALL ASSET GROWTH-ALT 20..............................    4,872,299    1,791,238
ALL ASSET MODERATE GROWTH-ALT 15.....................    1,983,060      327,815
AMERICAN CENTURY VP MID CAP VALUE FUND...............   13,461,218    7,482,421
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................    1,856,366      888,446
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
  FUND(R)............................................    4,449,721      822,209
AXA 400 MANAGED VOLATILITY...........................    1,047,268    1,071,308
AXA 500 MANAGED VOLATILITY...........................    3,180,127      662,885
AXA 2000 MANAGED VOLATILITY..........................    1,385,892      943,763
AXA AGGRESSIVE ALLOCATION............................   25,283,055   18,164,063
AXA BALANCED STRATEGY................................    5,458,873    1,898,444
AXA CONSERVATIVE ALLOCATION..........................    5,987,363    6,899,736
AXA CONSERVATIVE GROWTH STRATEGY.....................    1,612,507      472,483
AXA CONSERVATIVE STRATEGY............................      521,628      116,960
AXA CONSERVATIVE-PLUS ALLOCATION.....................    6,299,255    6,270,494
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    6,973,694   20,273,469
AXA GROWTH STRATEGY..................................   12,370,910    1,347,479
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    3,828,323    9,704,649
AXA INTERNATIONAL MANAGED VOLATILITY.................      622,836      449,601
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    8,904,805   14,080,254
AXA LARGE CAP CORE MANAGED VOLATILITY................    4,111,277    3,849,683
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............    8,419,404   32,249,848
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,130,466   42,687,207
AXA MID CAP VALUE MANAGED VOLATILITY.................    4,713,504   23,884,779
AXA MODERATE ALLOCATION..............................   75,241,446  105,828,955
AXA MODERATE GROWTH STRATEGY.........................   21,780,158    4,274,418
AXA MODERATE-PLUS ALLOCATION.........................   59,439,833   41,759,478
AXA/LOOMIS SAYLES GROWTH.............................    9,193,275    4,056,393
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    5,853,129    2,083,053
CHARTER/SM/ MULTI-SECTOR BOND........................    7,014,041   12,112,209
CHARTER/SM/ SMALL CAP GROWTH.........................    2,664,776    3,853,081
CHARTER/SM/ SMALL CAP VALUE..........................    1,803,838    4,447,837
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH................   32,114,352   22,759,134
EQ/BLACKROCK BASIC VALUE EQUITY......................   17,152,695   24,733,561
EQ/BOSTON ADVISORS EQUITY INCOME.....................    4,355,843    3,313,907
EQ/CALVERT SOCIALLY RESPONSIBLE......................      490,242      225,937
EQ/CAPITAL GUARDIAN RESEARCH.........................    5,902,922   16,992,715
EQ/COMMON STOCK INDEX................................   39,385,220  152,510,749
EQ/CORE BOND INDEX...................................    5,898,066    6,801,815
EQ/EQUITY 500 INDEX..................................   83,278,840  104,849,088
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,984,839    2,090,383
EQ/GAMCO SMALL COMPANY VALUE.........................   23,104,674   19,742,344
EQ/GLOBAL BOND PLUS..................................    2,965,610    3,389,082
EQ/INTERMEDIATE GOVERNMENT BOND......................   12,929,885   17,682,418
EQ/INTERNATIONAL EQUITY INDEX........................   19,605,120   32,011,359
EQ/INVESCO COMSTOCK..................................    4,567,019    2,963,421
EQ/JPMORGAN VALUE OPPORTUNITIES......................    3,607,719    3,838,328
EQ/LARGE CAP GROWTH INDEX............................   24,011,514   19,754,955
EQ/LARGE CAP VALUE INDEX.............................    6,373,347    4,206,110
EQ/MFS INTERNATIONAL GROWTH..........................    7,483,391    5,442,746
EQ/MID CAP INDEX.....................................    8,689,165   13,900,559
EQ/MONEY MARKET......................................  161,663,061  182,209,724
EQ/MORGAN STANLEY MID CAP GROWTH.....................   12,747,156   11,798,882
EQ/PIMCO ULTRA SHORT BOND............................    6,243,611    8,416,881

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

4. Purchases and Sales of Portfolios (Concluded)

                                                         PURCHASES     SALES
                                                        ----------- -----------
EQ/QUALITY BOND PLUS................................... $ 8,443,735 $12,861,469
EQ/SMALL COMPANY INDEX.................................  13,977,794   8,611,004
EQ/T. ROWE PRICE GROWTH STOCK..........................  15,187,453  11,432,456
EQ/UBS GROWTH & INCOME.................................   2,674,746   1,916,008
EQ/WELLS FARGO OMEGA GROWTH............................  26,835,006  21,562,866
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........     302,388     203,111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  25,398,486  15,229,542
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................     353,083     755,019
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............   3,494,613   2,346,217
FIDELITY(R) VIP HIGH INCOME PORTFOLIO..................   9,776,507  15,255,894
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO........   6,329,222  13,041,435
FIDELITY(R) VIP MID CAP PORTFOLIO......................  12,783,022  11,805,504
FIDELITY(R) VIP MONEY MARKET PORTFOLIO.................     626,627     956,147
FIDELITY(R) VIP VALUE PORTFOLIO........................     639,365     444,346
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.............      74,678     301,273
FRANKLIN MUTUAL SHARES VIP FUND........................   2,071,180   3,097,002
FRANKLIN RISING DIVIDENDS VIP FUND.....................  12,127,338   9,647,747
FRANKLIN SMALL CAP VALUE VIP FUND......................   3,868,829   4,275,263
FRANKLIN STRATEGIC INCOME VIP FUND.....................  10,743,844   5,380,830
GOLDMAN SACHS VIT MID CAP VALUE FUND...................   6,324,789   3,821,864
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................   2,792,909   2,207,606
INVESCO V.I. GLOBAL REAL ESTATE FUND...................  11,693,617   5,012,413
INVESCO V.I. INTERNATIONAL GROWTH FUND.................  12,463,267   5,300,266
INVESCO V.I. MID CAP CORE EQUITY FUND..................   1,243,758   1,166,407
INVESCO V.I. SMALL CAP EQUITY FUND.....................   1,223,479   1,018,500
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...................     428,772     665,728
IVY FUNDS VIP ENERGY...................................  10,975,978   4,937,343
IVY FUNDS VIP HIGH INCOME..............................  15,984,257   3,505,264
IVY FUNDS VIP MID CAP GROWTH...........................   9,565,140   5,704,633
IVY FUNDS VIP SCIENCE AND TECHNOLOGY...................  19,847,527  12,687,366
IVY FUNDS VIP SMALL CAP GROWTH.........................   4,686,741   4,690,882
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO....  19,345,412  17,165,006
MFS(R) INTERNATIONAL VALUE PORTFOLIO...................  19,010,990  12,833,157
MFS(R) INVESTORS GROWTH STOCK SERIES...................     587,786     421,244
MFS(R) INVESTORS TRUST SERIES..........................     928,760     367,287
MFS(R) UTILITIES SERIES................................   4,112,238   3,824,711
MULTIMANAGER AGGRESSIVE EQUITY.........................   4,543,461  39,904,480
MULTIMANAGER CORE BOND.................................   9,278,833  11,475,140
MULTIMANAGER MID CAP GROWTH............................   5,221,217   5,092,919
MULTIMANAGER MID CAP VALUE.............................   4,533,436   8,332,870
MULTIMANAGER TECHNOLOGY................................  13,002,890  12,001,923
NATURAL RESOURCES PORTFOLIO............................   8,936,016   9,011,893
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........   3,079,021   2,042,546
PIMCO REAL RETURN PORTFOLIO............................  23,321,754  28,168,316
PIMCO TOTAL RETURN PORTFOLIO...........................  15,106,299  19,927,585
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.............   3,882,337   4,951,770
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II...........   4,908,846   4,919,343
TARGET 2015 ALLOCATION.................................      25,155     101,493
TARGET 2025 ALLOCATION.................................     578,244      96,139
TARGET 2035 ALLOCATION.................................     283,210      39,000
TARGET 2045 ALLOCATION.................................     104,615      35,952
TEMPLETON DEVELOPING MARKETS VIP FUND..................   2,376,704   1,567,765
TEMPLETON GLOBAL BOND VIP FUND.........................  16,738,615  21,851,924
TEMPLETON GROWTH VIP FUND..............................   2,826,842   1,522,543
VAN ECK VIP GLOBAL HARD ASSETS FUND....................   4,834,293   3,649,454
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO.............................................   1,658,090   1,160,826

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.09% to a high of 1.37% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)


   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                            UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------------- -------------- ---------
ALL ASSET AGGRESSIVE-ALT 25
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B        $110.99           --                   --              --         2.31%
      Highest contract charge 0.90% Class B       $109.35           --                   --              --         1.39%
      All contract charges                             --           31              $ 3,443            1.94%          --
2013  Lowest contract charge 0.00% Class B(c)     $108.48           --                   --              --         7.05%
      Highest contract charge 0.90% Class B(c)    $107.85           --                   --              --         6.44%
      All contract charges                             --           10              $ 1,140            2.57%          --
ALL ASSET GROWTH-ALT 20
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B        $136.49           --                   --              --         2.39%
      Highest contract charge 0.90% Class B       $130.82           --                   --              --         1.47%
      All contract charges                             --          131              $17,621            1.53%          --
2013  Lowest contract charge 0.00% Class B        $133.30           --                   --              --        14.13%
      Highest contract charge 0.90% Class B       $128.92           --                   --              --        13.10%
      All contract charges                             --          112              $14,861            1.46%          --
2012  Lowest contract charge 0.00% Class B        $116.80           --                   --              --        11.98%
      Highest contract charge 0.90% Class B       $113.99           --                   --              --        10.97%
      All contract charges                             --           94              $10,924            1.87%          --
2011  Lowest contract charge 0.00% Class B        $104.30           --                   --              --        (3.49)%
      Highest contract charge 0.90% Class B       $102.72           --                   --              --        (4.36)%
      All contract charges                             --           54              $ 5,611            2.12%          --
2010  Lowest contract charge 0.00% Class B(a)     $108.07           --                   --              --        17.91%
      Highest contract charge 0.90% Class B(a)    $107.40           --                   --              --        17.27%
      All contract charges                             --           15              $ 1,660            4.25%          --
ALL ASSET MODERATE GROWTH-ALT 15
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B        $107.48           --                   --              --         2.42%
      Highest contract charge 0.90% Class B       $105.90           --                   --              --         1.50%
      All contract charges                             --           28              $ 2,538            2.43%          --
2013  Lowest contract charge 0.00% Class B(c)     $104.94           --                   --              --         4.19%
      Highest contract charge 0.90% Class B(c)    $104.33           --                   --              --         3.62%
      All contract charges                             --            9              $   925            2.85%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class II       $185.71           --                   --              --        16.24%
      Highest contract charge 0.90% Class II      $178.00           --                   --              --        15.19%
      All contract charges                             --          222              $30,533            1.04%          --
2013  Lowest contract charge 0.00% Class II       $159.77           --                   --              --        29.89%
      Highest contract charge 0.90% Class II      $154.53           --                   --              --        28.73%
      All contract charges                             --          163              $22,584            1.08%          --
2012  Lowest contract charge 0.00% Class II       $123.00           --                   --              --        16.24%
      Highest contract charge 0.90% Class II      $120.04           --                   --              --        15.18%
      All contract charges                             --          119              $13,517            1.79%          --
2011  Lowest contract charge 0.00% Class II       $105.82           --                   --              --        (0.84)%
      Highest contract charge 0.90% Class II      $104.22           --                   --              --        (1.73)%
      All contract charges                             --          150              $15,606            1.26%          --
2010  Lowest contract charge 0.00% Class II(a)    $106.72           --                   --              --        18.21%
      Highest contract charge 0.90% Class II(a)   $106.06           --                   --              --        17.57%
      All contract charges                             --          107              $11,195            2.28%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 4        $114.71           --                   --              --         1.88%
      Highest contract charge 0.90% Class 4       $113.02           --                   --              --         0.96%
      All contract charges                             --           25              $ 1,829            0.08%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------
                                                                  UNITS OUTSTANDING      ACCUMULATION       INVESTMENT
                                                     UNIT VALUE        (000'S)        UNIT VALUES (000'S) INCOME RATIO**
                                                     ----------   -----------------   ------------------- --------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/ (CONTINUED)
2013     Lowest contract charge 0.00% Class 4(c)      $112.59            --                     --               --
         Highest contract charge 0.90% Class 4(c)     $111.94            --                     --               --
         All contract charges                              --             8                 $  869             0.17%
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class 4         $ 98.22            --                     --               --
         Highest contract charge 0.90% Class 4        $ 96.76            --                     --               --
         All contract charges                              --            88                 $3,904             1.51%
2013     Lowest contract charge 0.00% Class 4(c)      $106.91            --                     --               --
         Highest contract charge 0.90% Class 4(c)     $106.29            --                     --               --
         All contract charges                              --            16                 $  938             3.40%
AXA 400 MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B         $163.75            --                     --               --
         Highest contract charge 0.90% Class B        $156.94            --                     --               --
         All contract charges                              --            19                 $3,065             0.39%
2013     Lowest contract charge 0.00% Class B         $150.51            --                     --               --
         Highest contract charge 0.90% Class B        $145.56            --                     --               --
         All contract charges                              --            20                 $2,992             0.17%
2012     Lowest contract charge 0.00% Class B         $114.29            --                     --               --
         Highest contract charge 0.90% Class B        $111.55            --                     --               --
         All contract charges                              --            16                 $1,749             0.14%
2011     Lowest contract charge 0.00% Class B         $ 98.14            --                     --               --
         Highest contract charge 0.90% Class B        $ 96.65            --                     --               --
         All contract charges                              --            25                 $2,417             0.05%
2010     Lowest contract charge 0.00% Class B(a)      $106.93            --                     --               --
         Highest contract charge 0.90% Class B(a)     $106.26            --                     --               --
         All contract charges                              --             8                 $  804               --
AXA 500 MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B         $169.43            --                     --               --
         Highest contract charge 0.90% Class B        $162.40            --                     --               --
         All contract charges                              --            33                 $5,576             0.80%
2013     Lowest contract charge 0.00% Class B         $150.49            --                     --               --
         Highest contract charge 0.90% Class B        $145.55            --                     --               --
         All contract charges                              --            19                 $2,783             0.47%
2012     Lowest contract charge 0.00% Class B         $114.94            --                     --               --
         Highest contract charge 0.90% Class B        $112.17            --                     --               --
         All contract charges                              --            16                 $1,833             0.66%
2011     Lowest contract charge 0.00% Class B         $100.10            --                     --               --
         Highest contract charge 0.90% Class B        $ 98.58            --                     --               --
         All contract charges                              --            12                 $1,249             0.57%
2010     Lowest contract charge 0.00% Class B(a)      $104.00            --                     --               --
         Highest contract charge 0.90% Class B(a)     $103.35            --                     --               --
         All contract charges                              --             6                 $  618             0.47%
AXA 2000 MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B         $156.13            --                     --               --
         Highest contract charge 0.90% Class B        $149.64            --                     --               --
         All contract charges                              --            17                 $2,546             0.16%
2013     Lowest contract charge 0.00% Class B         $150.04            --                     --               --
         Highest contract charge 0.90% Class B        $145.12            --                     --               --
         All contract charges                              --            14                 $2,132             0.12%
2012     Lowest contract charge 0.00% Class B         $109.21            --                     --               --
         Highest contract charge 0.90% Class B        $106.58            --                     --               --
         All contract charges                              --            12                 $1,303             0.33%

                                            --------
                                              TOTAL
                                            RETURN***
                                            ---------

Lowest contract charge 0.00% Class 4(c)       10.13%
Highest contract charge 0.90% Class 4(c)       9.53%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 4          (8.13)%
Highest contract charge 0.90% Class 4         (8.97)%
All contract charges                             --
Lowest contract charge 0.00% Class 4(c)        5.36%
Highest contract charge 0.90% Class 4(c)       4.78%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B           8.80%
Highest contract charge 0.90% Class B          7.82%
All contract charges                             --
Lowest contract charge 0.00% Class B          31.69%
Highest contract charge 0.90% Class B         30.49%
All contract charges                             --
Lowest contract charge 0.00% Class B          16.46%
Highest contract charge 0.90% Class B         15.42%
All contract charges                             --
Lowest contract charge 0.00% Class B          (8.22)%
Highest contract charge 0.90% Class B         (9.04)%
All contract charges                             --
Lowest contract charge 0.00% Class B(a)       21.45%
Highest contract charge 0.90% Class B(a)      20.79%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B          12.59%
Highest contract charge 0.90% Class B         11.58%
All contract charges                             --
Lowest contract charge 0.00% Class B          30.93%
Highest contract charge 0.90% Class B         29.76%
All contract charges                             --
Lowest contract charge 0.00% Class B          14.83%
Highest contract charge 0.90% Class B         13.79%
All contract charges                             --
Lowest contract charge 0.00% Class B          (3.75)%
Highest contract charge 0.90% Class B         (4.62)%
All contract charges
Lowest contract charge 0.00% Class B(a)       17.17%
Highest contract charge 0.90% Class B(a)      16.53%
All contract charges                             --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B           4.06%
Highest contract charge 0.90% Class B          3.11%
All contract charges                             --
Lowest contract charge 0.00% Class B          37.39%
Highest contract charge 0.90% Class B         36.16%
All contract charges                             --
Lowest contract charge 0.00% Class B          15.44%
Highest contract charge 0.90% Class B         14.41%
All contract charges                             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B       $ 94.60           --                   --              --       (10.55)%
      Highest contract charge 0.90% Class B      $ 93.16           --                   --              --       (11.36)%
      All contract charges                            --           10              $   904            0.47%          --
2010  Lowest contract charge 0.00% Class B(a)    $105.76           --                   --              --        21.27%
      Highest contract charge 0.90% Class B(a)   $105.10           --                   --              --        20.60%
      All contract charges                            --            6              $   594            0.08%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A       $206.85           --                   --              --         4.72%
      Highest contract charge 0.90% Class A      $186.85           --                   --              --         3.78%
      All contract charges                            --          344              $63,147            1.55%          --
2013  Lowest contract charge 0.00% Class A       $197.53           --                   --              --        26.44%
      Highest contract charge 0.90% Class A      $180.05           --                   --              --        25.30%
      All contract charges                            --          356              $64,839            2.51%          --
2012  Lowest contract charge 0.00% Class A       $156.23           --                   --              --        14.17%
      Highest contract charge 0.90% Class A      $143.70           --                   --              --        13.15%
      All contract charges                            --          405              $58,114            0.84%          --
2011  Lowest contract charge 0.00% Class A       $136.84           --                   --              --        (7.27)%
      Highest contract charge 0.90% Class A      $127.00           --                   --              --        (8.11)%
      All contract charges                            --          464              $59,678            1.38%          --
2010  Lowest contract charge 0.00% Class A       $147.57           --                   --              --        13.36%
      Highest contract charge 0.90% Class A      $138.21           --                   --              --        12.34%
      All contract charges                            --          517              $73,607            1.76%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B       $202.64           --                   --              --         4.72%
      Highest contract charge 0.60% Class B      $189.38           --                   --              --         4.09%
      All contract charges                            --          396              $79,584            1.55%          --
2013  Lowest contract charge 0.00% Class B       $193.51           --                   --              --        26.43%
      Highest contract charge 0.60% Class B      $181.94           --                   --              --        25.68%
      All contract charges                            --          413              $79,125            2.51%          --
2012  Lowest contract charge 0.00% Class B       $153.06           --                   --              --        14.17%
      Highest contract charge 0.60% Class B      $144.77           --                   --              --        13.48%
      All contract charges                            --          413              $62,581            0.84%          --
2011  Lowest contract charge 0.00% Class B       $134.06           --                   --              --        (7.50)%
      Highest contract charge 0.60% Class B      $127.57           --                   --              --        (8.05)%
      All contract charges                            --          414              $54,953            1.38%          --
2010  Lowest contract charge 0.00% Class B       $144.93           --                   --              --        13.08%
      Highest contract charge 0.90% Class B      $135.74           --                   --              --        12.06%
      All contract charges                            --          383              $55,053            1.76%          --
AXA BALANCED STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B       $140.75           --                   --              --         4.40%
      Highest contract charge 0.00% Class B      $140.75           --                   --              --         4.40%
      All contract charges                            --          141              $19,802            1.21%          --
2013  Lowest contract charge 0.00% Class B       $134.82           --                   --              --        13.66%
      Highest contract charge 0.00% Class B      $134.82           --                   --              --        13.66%
      All contract charges                            --          119              $16,003            2.27%          --
2012  Lowest contract charge 0.00% Class B       $118.62           --                   --              --         8.54%
      Highest contract charge 0.00% Class B      $118.62           --                   --              --         8.54%
      All contract charges                            --           77              $ 9,132            0.93%          --
2011  Lowest contract charge 0.00% Class B       $109.29           --                   --              --        (2.39)%
      Highest contract charge 0.00% Class B      $109.29           --                   --              --        (2.39)%
      All contract charges                            --           44              $ 4,805            1.59%          --
2010  Lowest contract charge 0.00% Class B       $111.97           --                   --              --        10.05%
      Highest contract charge 0.00% Class B      $111.97           --                   --              --        10.05%
      All contract charges                            --           15              $ 1,657            4.46%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --              --         2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --              --         1.69%
      All contract charges                         --          288              $25,804            0.83%          --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --              --         4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --              --         3.39%
      All contract charges                         --          299              $27,385            0.93%          --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --              --         4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --              --         3.64%
      All contract charges                         --          284              $28,647            0.83%          --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --              --         2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --              --         1.24%
      All contract charges                         --          252              $29,188            2.05%          --
2010  Lowest contract charge 0.00% Class A    $133.75           --                   --              --         7.54%
      Highest contract charge 0.90% Class A   $125.26           --                   --              --         6.57%
      All contract charges                         --          165              $20,469            2.30%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --              --         2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --              --         2.00%
      All contract charges                         --           71              $10,374            0.83%          --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --              --         4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --              --         3.72%
      All contract charges                         --           71              $10,126            0.93%          --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --              --         4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --              --         3.95%
      All contract charges                         --           76              $10,376            0.83%          --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --              --         1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --              --         1.29%
      All contract charges                         --           72              $ 9,457            2.05%          --
2010  Lowest contract charge 0.00% Class B    $131.35           --                   --              --         7.27%
      Highest contract charge 0.90% Class B   $123.01           --                   --              --         6.30%
      All contract charges                         --           68              $ 8,753            2.30%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --              --         3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --              --         3.82%
      All contract charges                         --           40              $ 5,395            1.11%          --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --              --        10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --              --        10.51%
      All contract charges                         --           32              $ 4,200            1.75%          --
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --              --         7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --              --         7.20%
      All contract charges                         --           28              $ 3,305            1.28%          --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --              --        (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --              --        (1.39)%
      All contract charges                         --           10              $ 1,114            1.49%          --
2010  Lowest contract charge 0.00% Class B    $110.78           --                   --              --         9.15%
      Highest contract charge 0.00% Class B   $110.78           --                   --              --         9.15%
      All contract charges                         --            5              $   506            3.58%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --              --         2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --              --         2.61%
      All contract charges                         --           16              $ 1,930            0.86%          --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --              --         4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --              --         4.38%
      All contract charges                         --           13              $ 1,509            1.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA CONSERVATIVE STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --              --         4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --              --         4.48%
      All contract charges                         --           10              $ 1,129            1.11%          --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --              --         0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --              --         0.72%
      All contract charges                         --            8              $   870            1.35%          --
2010  Lowest contract charge 0.00% Class B    $108.15           --                   --              --         7.28%
      Highest contract charge 0.00% Class B   $108.15           --                   --              --         7.28%
      All contract charges                         --            6              $   696            3.35%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --              --         3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --              --         2.23%
      All contract charges                         --          179              $19,858            0.99%          --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --              --        10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --              --         9.25%
      All contract charges                         --          159              $20,835            1.36%          --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --              --         7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --              --         6.40%
      All contract charges                         --          164              $20,312            0.81%          --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --              --        (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --              --        (1.35)%
      All contract charges                         --          174              $20,541            1.64%          --
2010  Lowest contract charge 0.00% Class A    $136.56           --                   --              --         9.34%
      Highest contract charge 0.90% Class A   $127.89           --                   --              --         8.36%
      All contract charges                         --          206              $25,053            1.91%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --              --         3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --              --         2.54%
      All contract charges                         --           94              $15,106            0.99%          --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --              --        10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --              --         9.58%
      All contract charges                         --           95              $14,739            1.36%          --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --              --         7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --              --         6.73%
      All contract charges                         --          100              $13,996            0.81%          --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --              --        (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --              --        (1.31)%
      All contract charges                         --          101              $13,152            1.64%          --
2010  Lowest contract charge 0.00% Class B    $134.11           --                   --              --         9.07%
      Highest contract charge 0.90% Class B   $125.60           --                   --              --         8.09%
      All contract charges                         --           98              $12,914            1.91%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
      Unit Value 0.00%*
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --              --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --              --         1.69%
      All contract charges                         --          106              $31,716            0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --              --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --              --        20.36%
      All contract charges                         --          133              $34,325            0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --              --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --              --        16.98%
      All contract charges                         --          103              $30,208            1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --              --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --              --       (12.06)%
      All contract charges                         --          111              $31,042            1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------------- -------------- ---------
AXA GLOBAL EQUITY MANAGED VOLATILITY (CONTINUED)
2010     Lowest contract charge 0.00% Class A      $403.34           --                   --              --        11.68%
         Highest contract charge 0.00% Class A     $403.34           --                   --              --        11.68%
         All contract charges                           --          107             $ 36,616            1.07%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B      $272.26           --                   --              --         1.68%
         Highest contract charge 0.90% Class B     $232.70           --                   --              --         0.77%
         All contract charges                           --          478             $121,576            0.95%          --
2013     Lowest contract charge 0.00% Class B      $267.75           --                   --              --        20.36%
         Highest contract charge 0.90% Class B     $230.92           --                   --              --        19.28%
         All contract charges                           --          523             $131,082            0.82%          --
2012     Lowest contract charge 0.00% Class B      $222.46           --                   --              --        16.99%
         Highest contract charge 0.90% Class B     $193.60           --                   --              --        15.93%
         All contract charges                           --          586             $122,383            1.35%          --
2011     Lowest contract charge 0.00% Class B      $190.16           --                   --              --       (12.32)%
         Highest contract charge 0.90% Class B     $167.00           --                   --              --       (13.10)%
         All contract charges                           --          746             $134,145            1.72%          --
2010     Lowest contract charge 0.00% Class B      $216.87           --                   --              --        11.45%
         Highest contract charge 0.90% Class B     $192.18           --                   --              --        10.45%
         All contract charges                           --          912             $188,318            1.07%          --
AXA GROWTH STRATEGY
         Unit Value 0.00% to 0.00%*
2014     Lowest contract charge 0.00% Class B      $154.35           --                   --              --         5.62%
         Highest contract charge 0.00% Class B     $154.35           --                   --              --         5.62%
         All contract charges                           --          223             $ 34,422            1.64%          --
2013     Lowest contract charge 0.00% Class B      $146.14           --                   --              --        20.20%
         Highest contract charge 0.00% Class B     $146.14           --                   --              --        20.20%
         All contract charges                           --          157             $ 22,986            2.98%          --
2012     Lowest contract charge 0.00% Class B      $121.58           --                   --              --        11.21%
         Highest contract charge 0.00% Class B     $121.58           --                   --              --        11.21%
         All contract charges                           --          107             $ 12,965            0.91%          --
2011     Lowest contract charge 0.00% Class B      $109.32           --                   --              --        (4.41)%
         Highest contract charge 0.00% Class B     $109.32           --                   --              --        (4.41)%
         All contract charges                           --           68             $  7,470            1.62%          --
2010     Lowest contract charge 0.00% Class B      $114.36           --                   --              --        11.69%
         Highest contract charge 0.00% Class B     $114.36           --                   --              --        11.69%
         All contract charges                           --           19             $  2,172            3.11%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(D)
         Unit Value 0.00% to 0.60%*
2014     Lowest contract charge 0.00% Class A      $229.84           --                   --              --        (6.24)%
         Highest contract charge 0.60% Class A     $167.11           --                   --              --        (6.80)%
         All contract charges                           --           71             $ 16,150            1.75%          --
2013     Lowest contract charge 0.00% Class A      $245.13           --                   --              --        17.51%
         Highest contract charge 0.60% Class A     $179.31           --                   --              --        16.80%
         All contract charges                           --           26             $  6,022            0.84%          --
2012     Lowest contract charge 0.00% Class A      $208.61           --                   --              --        16.31%
         Highest contract charge 0.60% Class A     $153.52           --                   --              --        15.61%
         All contract charges                           --           29             $  6,031            1.49%          --
2011     Lowest contract charge 0.00% Class A      $179.36           --                   --              --       (16.72)%
         Highest contract charge 0.60% Class A     $132.79           --                   --              --       (17.22)%
         All contract charges                           --           30             $  5,139            2.81%          --
2010     Lowest contract charge 0.00% Class A      $215.36           --                   --              --         9.48%
         Highest contract charge 0.60% Class A     $160.41           --                   --              --         8.83%
         All contract charges                           --           30             $  6,193            1.85%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(D)
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $148.95           --                   --              --        (6.24)%
      Highest contract charge 0.90% Class B      $129.25           --                   --              --        (7.08)%
      All contract charges                            --          381              $53,327            1.75%          --
2013  Lowest contract charge 0.00% Class B       $158.86           --                   --              --        17.52%
      Highest contract charge 0.90% Class B      $139.10           --                   --              --        16.46%
      All contract charges                            --          169              $25,657            0.84%          --
2012  Lowest contract charge 0.00% Class B       $135.18           --                   --              --        16.31%
      Highest contract charge 0.90% Class B      $119.44           --                   --              --        15.27%
      All contract charges                            --          186              $23,955            1.49%          --
2011  Lowest contract charge 0.00% Class B       $116.22           --                   --              --       (16.93)%
      Highest contract charge 0.90% Class B      $103.62           --                   --              --       (17.68)%
      All contract charges                            --          196              $21,687            2.81%          --
2010  Lowest contract charge 0.00% Class B       $139.91           --                   --              --         9.22%
      Highest contract charge 0.90% Class B      $125.87           --                   --              --         8.24%
      All contract charges                            --          200              $26,624            1.85%          --
AXA INTERNATIONAL MANAGED VOLATILITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $116.49           --                   --              --        (6.44)%
      Highest contract charge 0.90% Class B      $111.65           --                   --              --        (7.28)%
      All contract charges                            --           15              $ 1,627            0.79%          --
2013  Lowest contract charge 0.00% Class B       $124.51           --                   --              --        21.11%
      Highest contract charge 0.90% Class B      $120.42           --                   --              --        20.01%
      All contract charges                            --           13              $ 1,617            0.00%          --
2012  Lowest contract charge 0.00% Class B       $102.81           --                   --              --        16.59%
      Highest contract charge 0.90% Class B      $100.34           --                   --              --        15.55%
      All contract charges                            --           17              $ 1,836            0.64%          --
2011  Lowest contract charge 0.00% Class B       $ 88.18           --                   --              --       (16.05)%
      Highest contract charge 0.90% Class B      $ 86.84           --                   --              --       (16.80)%
      All contract charges                            --           17              $ 1,507            2.58%          --
2010  Lowest contract charge 0.00% Class B(a)    $105.04           --                   --              --        22.34%
      Highest contract charge 0.90% Class B(a)   $104.38           --                   --              --        21.67%
      All contract charges                            --            5              $   524            1.32%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A       $222.03           --                   --              --        (7.18)%
      Highest contract charge 0.60% Class A      $159.53           --                   --              --        (7.74)%
      All contract charges                            --          108              $17,611            1.58%          --
2013  Lowest contract charge 0.00% Class A       $239.20           --                   --              --        19.32%
      Highest contract charge 0.60% Class A      $172.91           --                   --              --        18.61%
      All contract charges                            --          115              $20,425            1.14%          --
2012  Lowest contract charge 0.00% Class A       $200.47           --                   --              --        17.47%
      Highest contract charge 0.60% Class A      $145.78           --                   --              --        16.76%
      All contract charges                            --          118              $18,610            1.80%          --
2011  Lowest contract charge 0.00% Class A       $170.66           --                   --              --       (15.92)%
      Highest contract charge 0.60% Class A      $124.85           --                   --              --       (16.43)%
      All contract charges                            --          116              $17,306            1.92%          --
2010  Lowest contract charge 0.00% Class A       $202.98           --                   --              --         6.34%
      Highest contract charge 0.60% Class A      $149.39           --                   --              --         5.70%
      All contract charges                            --          115              $21,697            0.77%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $162.31           --                   --              --        (7.18)%
      Highest contract charge 0.90% Class B      $155.04           --                   --              --        (8.01)%
      All contract charges                            --          428              $69,318            1.58%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --              --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --              --        18.26%
      All contract charges                         --          455             $ 79,896            1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --              --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --              --        16.41%
      All contract charges                         --          488             $ 72,013            1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --              --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --              --       (16.92)%
      All contract charges                         --          591             $ 74,631            1.92%          --
2010  Lowest contract charge 0.00% Class B    $148.80           --                   --              --         6.07%
      Highest contract charge 0.90% Class B   $147.37           --                   --              --         5.12%
      All contract charges                         --          707             $107,054            0.77%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(G)
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --              --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --              --        10.95%
      All contract charges                         --           22             $  5,334            1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --              --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --              --        30.76%
      All contract charges                         --            6             $  1,158            0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --              --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --              --        14.30%
      All contract charges                         --            6             $    878            1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --              --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --              --        (4.56)%
      All contract charges                         --            5             $    765            1.13%          --
2010  Lowest contract charge 0.00% Class A    $163.37           --                   --              --        14.44%
      Highest contract charge 0.60% Class A   $118.06           --                   --              --        13.76%
      All contract charges                         --            4             $    522            0.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(G)
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --              --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --              --        10.62%
      All contract charges                         --          143             $ 23,572            1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --              --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --              --        30.37%
      All contract charges                         --          112             $ 16,518            0.55%          --
      Lowest contract charge 0.00% Class B    $116.14           --                   --              --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --              --        13.94%
      All contract charges                         --           93             $ 10,373            1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --              --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --              --        (5.10)%
      All contract charges                         --           69             $  6,588            1.59%          --
2010  Lowest contract charge 0.00% Class B    $105.47           --                   --               1        14.19%
      Highest contract charge 0.90% Class B   $ 94.99           --                   --              --        13.16%
      All contract charges                         --           73             $  7,300            0.92%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(H)
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $327.51           --                   --              --        11.08%
      Highest contract charge 0.60% Class A   $204.77           --                   --              --        10.42%
      All contract charges                         --          149             $ 45,164            0.24%          --
2013  Lowest contract charge 0.00% Class A    $294.83           --                   --              --        35.39%
      Highest contract charge 0.60% Class A   $185.44           --                   --              --        34.57%
      All contract charges                         --           34             $  9,623            0.17%          --
2012  Lowest contract charge 0.00% Class A    $217.77           --                   --              --        13.74%
      Highest contract charge 0.60% Class A   $137.80           --                   --              --        13.06%
      All contract charges                         --           34             $  7,145            0.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                   UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------------- -------------- ---------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(H) (CONTINUED)
2011        Lowest contract charge 0.00% Class A         $191.46            --                  --              --        (3.29)%
            Highest contract charge 0.60% Class A        $121.88            --                  --              --        (3.87)%
            All contract charges                              --            37            $  6,637            0.41%          --
2010        Lowest contract charge 0.00% Class A         $197.97            --                  --              --        14.34%
            Highest contract charge 0.60% Class A        $126.79            --                  --              --        13.65%
            All contract charges                              --            40            $  7,400            0.38%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(H)
            Unit Value 0.00% to 0.90%*
2014        Lowest contract charge 0.00% Class B         $312.59            --                  --              --        11.09%
            Highest contract charge 0.90% Class B        $266.44            --                  --              --        10.09%
            All contract charges                              --           759            $209,579            0.24%          --
2013        Lowest contract charge 0.00% Class B         $281.39            --                  --              --        35.39%
            Highest contract charge 0.90% Class B        $242.03            --                  --              --        34.18%
            All contract charges                              --           547            $136,867            0.17%          --
2012        Lowest contract charge 0.00% Class B         $207.84            --                  --              --        13.74%
            Highest contract charge 0.90% Class B        $180.38            --                  --              --        12.71%
            All contract charges                              --           604            $112,012            0.57%          --
2011        Lowest contract charge 0.00% Class B         $182.73            --                  --              --        (3.66)%
            Highest contract charge 0.90% Class B        $160.04            --                  --              --        (4.52)%
            All contract charges                              --           668            $108,960            0.41%          --
2010        Lowest contract charge 0.00% Class B         $189.68            --                  --              --        14.45%
            Highest contract charge 0.90% Class B        $167.62            --                  --              --        13.42%
            All contract charges                              --           730            $125,022            0.38%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY(E)
            Unit Value 0.00% to 0.90%*
2014        Lowest contract charge 0.00% Class A         $253.29            --                  --              --        12.23%
            Highest contract charge 0.90% Class A        $192.21            --                  --              --        11.22%
            All contract charges                              --         1,383            $288,312            1.39%          --
2013        Lowest contract charge 0.00% Class A         $225.69            --                  --              --        32.47%
            Highest contract charge 0.90% Class A        $172.82            --                  --              --        31.28%
            All contract charges                              --         1,413            $262,719            1.05%          --
2012        Lowest contract charge 0.00% Class A         $170.37            --                  --              --        15.86%
            Highest contract charge 0.90% Class A        $131.64            --                  --              --        14.81%
            All contract charges                              --         1,574            $221,696            1.56%          --
2011        Lowest contract charge 0.00% Class A         $147.05            --                  --              --        (4.80)%
            Highest contract charge 0.90% Class A        $114.66            --                  --              --        (5.65)%
            All contract charges                              --         1,780            $217,111            1.24%          --
2010        Lowest contract charge 0.00% Class A         $154.46            --                  --              --        12.90%
            Highest contract charge 0.90% Class A        $121.53            --                  --              --        11.89%
            All contract charges                              --         2,194            $280,328            1.28%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY(E)
            Unit Value 0.00% to 0.90%*
2014        Lowest contract charge 0.00% Class B         $188.82            --                  --              --        12.23%
            Highest contract charge 0.90% Class B        $189.72            --                  --              --        11.22%
            All contract charges                              --           695            $137,376            1.39%          --
2013        Lowest contract charge 0.00% Class B         $168.25            --                  --              --        32.48%
            Highest contract charge 0.90% Class B        $170.58            --                  --              --        31.28%
            All contract charges                              --           671            $119,182            1.05%          --
2012        Lowest contract charge 0.00% Class B         $127.00            --                  --              --        15.85%
            Highest contract charge 0.90% Class B        $129.94            --                  --              --        14.82%
            All contract charges                              --           732            $ 98,736            1.56%          --
2011        Lowest contract charge 0.00% Class B         $109.62            --                  --              --        (5.07)%
            Highest contract charge 0.90% Class B        $113.17            --                  --              --        (5.93)%
            All contract charges                              --           808            $ 94,538            1.24%          --
2010        Lowest contract charge 0.00% Class B         $115.48            --                  --              --        12.68%
            Highest contract charge 0.90% Class B        $120.30            --                  --              --        11.67%
            All contract charges                              --           889            $110,353            1.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA MID CAP VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $338.70            --                   --             --        10.87%
      Highest contract charge 0.90% Class A   $268.73            --                   --             --         9.87%
      All contract charges                         --           728           $  208,857           0.58%          --
2013  Lowest contract charge 0.00% Class A    $305.49            --                   --             --        33.07%
      Highest contract charge 0.90% Class A   $244.58            --                   --             --        31.88%
      All contract charges                         --           795           $  207,034           0.51%          --
2012  Lowest contract charge 0.00% Class A    $229.56            --                   --             --        18.63%
      Highest contract charge 0.90% Class A   $185.46            --                   --             --        17.56%
      All contract charges                         --           880           $  174,284           1.20%          --
2011  Lowest contract charge 0.00% Class A    $193.51            --                   --             --        (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                   --             --        (9.92)%
      All contract charges                         --           991           $  166,808           1.03%          --
2010  Lowest contract charge 0.00% Class A    $212.88            --                   --             --        22.51%
      Highest contract charge 0.90% Class A   $175.13            --                   --             --        21.41%
      All contract charges                         --         1,201           $  224,689           1.21%          --
AXA MID CAP VALUE MANAGED VOLATILITY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $313.94            --                   --             --        10.87%
      Highest contract charge 0.00% Class B   $313.94            --                   --             --        10.87%
      All contract charges                         --            41           $   12,879           0.58%          --
2013  Lowest contract charge 0.00% Class B    $283.15            --                   --             --        33.07%
      Highest contract charge 0.00% Class B   $283.15            --                   --             --        33.07%
      All contract charges                         --            44           $   12,435           0.51%          --
2012  Lowest contract charge 0.00% Class B    $212.78            --                   --             --        18.63%
      Highest contract charge 0.00% Class B   $212.78            --                   --             --        18.63%
      All contract charges                         --            44           $    9,428           1.20%          --
2011  Lowest contract charge 0.00% Class B    $179.36            --                   --             --        (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                   --             --        (9.43)%
      All contract charges                         --            44           $    7,937           1.03%          --
2010  Lowest contract charge 0.00% Class B    $198.04            --                   --             --        22.46%
      Highest contract charge 0.90% Class B   $138.07            --                   --             --        21.41%
      All contract charges                         --            44           $    8,642           1.21%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $356.38            --                   --             --         3.03%
      Highest contract charge 0.90% Class A   $315.41            --                   --             --         2.10%
      All contract charges                         --         1,531           $  839,961           1.07%          --
2013  Lowest contract charge 0.00% Class A    $345.90            --                   --             --        13.11%
      Highest contract charge 0.90% Class A   $308.91            --                   --             --        12.09%
      All contract charges                         --         1,601           $  898,254           1.57%          --
2012  Lowest contract charge 0.00% Class A    $305.80            --                   --             --         8.80%
      Highest contract charge 0.90% Class A   $275.58            --                   --             --         7.82%
      All contract charges                         --         1,765           $  876,394           0.76%          --
2011  Lowest contract charge 0.00% Class A    $281.06            --                   --             --        (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                   --             --        (3.03)%
      All contract charges                         --         1,904           $  904,360           1.67%          --
2010  Lowest contract charge 0.00% Class A    $287.23            --                   --             --        10.18%
      Highest contract charge 0.90% Class A   $263.57            --                   --             --         9.19%
      All contract charges                         --         2,084           $1,030,819           2.31%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $175.47            --                   --             --         3.03%
      Highest contract charge 0.60% Class B   $163.12            --                   --             --         2.41%
      All contract charges                         --           929           $  157,713           1.07%          --
2013  Lowest contract charge 0.00% Class B    $170.31            --                   --             --        13.12%
      Highest contract charge 0.60% Class B   $159.28            --                   --             --        12.44%
      All contract charges                         --           942           $  155,415           1.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
AXA MODERATE ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --              --         8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --              --         8.15%
      All contract charges                         --         1,012            $147,964            0.76%          --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --              --        (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --              --        (2.98)%
      All contract charges                         --         1,046            $140,565            1.67%          --
2010  Lowest contract charge 0.00% Class B    $  1.00            --                  --              --         1.00%
      Highest contract charge 0.90% Class B   $142.39            --                  --              --         8.92%
      All contract charges                         --         1,031            $142,138            2.31%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --              --         5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --              --         5.01%
      All contract charges                         --           492            $ 72,534            1.31%          --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --              --        16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --              --        16.88%
      All contract charges                         --           385            $ 54,106            2.52%          --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --              --         9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --              --         9.84%
      All contract charges                         --           283            $ 34,045            0.85%          --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --              --        (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --              --        (3.33)%
      All contract charges                         --           183            $ 19,984            1.43%          --
2010  Lowest contract charge 0.00% Class B    $113.12            --                  --              --        10.87%
      Highest contract charge 0.00% Class B   $113.12            --                  --              --        10.87%
      All contract charges                         --            89            $ 10,098            1.88%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --              --         3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --              --         2.84%
      All contract charges                         --         1,235            $203,339            1.31%          --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --              --        19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --              --        18.71%
      All contract charges                         --         1,261            $212,695            2.15%          --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --              --        11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --              --        10.52%
      All contract charges                         --         1,354            $192,933            0.79%          --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --              --        (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --              --        (5.58)%
      All contract charges                         --         1,493            $196,420            1.54%          --
2010  Lowest contract charge 0.00% Class A    $148.58            --                  --              --        11.83%
      Highest contract charge 0.90% Class A   $139.16            --                  --              --        10.82%
      All contract charges                         --         1,603            $226,810            1.93%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $192.26            --                  --              --         3.77%
      Highest contract charge 0.60% Class B   $179.67            --                  --              --         3.15%
      All contract charges                         --         1,245            $236,907            1.31%          --
2013  Lowest contract charge 0.00% Class B    $185.27            --                  --              --        19.79%
      Highest contract charge 0.60% Class B   $174.19            --                  --              --        19.07%
      All contract charges                         --         1,251            $229,433            2.15%          --
2012  Lowest contract charge 0.00% Class B    $154.67            --                  --              --        11.53%
      Highest contract charge 0.60% Class B   $146.29            --                  --              --        10.85%
      All contract charges                         --         1,212            $185,279            0.79%          --
2011  Lowest contract charge 0.00% Class B    $138.68            --                  --              --        (4.96)%
      Highest contract charge 0.60% Class B   $131.97            --                  --              --        (5.53)%
      All contract charges                         --         1,246            $170,658            1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2010  Lowest contract charge 0.00% Class B         $145.92            --                  --              --        11.55%
      Highest contract charge 0.90% Class B        $136.66            --                  --              --        10.55%
      All contract charges                              --         1,171            $168,831            1.93%          --
AXA/LOOMIS SAYLES GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A         $176.93            --                  --              --         7.81%
      Highest contract charge 0.90% Class A        $165.04            --                  --              --         6.85%
      All contract charges                              --            56            $  8,450            0.11%          --
2013  Lowest contract charge 0.00% Class A         $164.11            --                  --              --        27.25%
      Highest contract charge 0.90% Class A        $154.46            --                  --              --        26.10%
      All contract charges                              --            73            $  9,595            0.72%          --
2012  Lowest contract charge 0.00% Class A         $128.97            --                  --              --        12.59%
      Highest contract charge 0.90% Class A        $122.49            --                  --              --        11.57%
      All contract charges                              --           125            $ 13,964            0.85%          --
2011  Lowest contract charge 0.00% Class A         $114.55            --                  --              --         3.13%
      Highest contract charge 0.90% Class A        $109.79            --                  --              --         2.21%
      All contract charges                              --           141            $ 14,577            0.64%          --
2010  Lowest contract charge 0.00% Class A         $111.07            --                  --              --         8.49%
      Highest contract charge 0.90% Class A        $107.42            --                  --              --         7.52%
      All contract charges                              --           168            $ 16,667            0.89%          --
AXA/LOOMIS SAYLES GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B         $216.08            --                  --              --         7.82%
      Highest contract charge 0.60% Class B        $167.00            --                  --              --         7.17%
      All contract charges                              --            76            $ 15,333            0.11%          --
2013  Lowest contract charge 0.00% Class B         $200.41            --                  --              --        27.27%
      Highest contract charge 0.60% Class B        $155.82            --                  --              --        26.51%
      All contract charges                              --            79            $ 14,763            0.72%          --
2012  Lowest contract charge 0.00% Class B         $157.47            --                  --              --        12.58%
      Highest contract charge 0.60% Class B        $123.17            --                  --              --        11.90%
      All contract charges                              --            78            $ 11,399            0.85%          --
2011  Lowest contract charge 0.00% Class B         $139.87            --                  --              --         2.88%
      Highest contract charge 0.60% Class B        $110.07            --                  --              --         2.26%
      All contract charges                              --            80            $ 10,390            0.64%          --
2010  Lowest contract charge 0.00% Class B         $135.96            --                  --              --         8.22%
      Highest contract charge 0.90% Class B        $106.44            --                  --              --         7.24%
      All contract charges                              --            87            $ 10,858            0.89%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class III       $131.91            --                  --              --         1.93%
      Highest contract charge 0.00% Class III      $131.91            --                  --              --         1.93%
      All contract charges                              --           200            $  9,833            2.50%          --
2013  Lowest contract charge 0.00% Class III       $129.41            --                  --              --        14.42%
      Highest contract charge 0.00% Class III      $129.41            --                  --              --        14.42%
      All contract charges                              --           149            $  7,005            1.07%          --
2012  Lowest contract charge 0.00% Class III       $113.10            --                  --              --         9.97%
      Highest contract charge 0.00% Class III      $113.10            --                  --              --         9.97%
      All contract charges                              --            93            $  6,025            1.27%          --
2011  Lowest contract charge 0.00% Class III       $102.85            --                  --              --        (3.64)%
      Highest contract charge 0.00% Class III      $102.85            --                  --              --        (3.64)%
      All contract charges                              --            94            $  6,986            4.38%          --
2010  Lowest contract charge 0.00% Class III(a)    $106.74            --                  --              --        15.08%
      Highest contract charge 0.00% Class III(a)   $106.74            --                  --              --        15.08%
      All contract charges                              --            17            $  1,392            5.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
CHARTER/SM/ MULTI-SECTOR BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $229.33           --                   --              --         2.39%
      Highest contract charge 0.90% Class A   $228.33           --                   --              --         1.46%
      All contract charges                         --          286             $ 77,439            2.51%          --
2013  Lowest contract charge 0.00% Class A    $223.98           --                   --              --        (1.01)%
      Highest contract charge 0.90% Class A   $225.04           --                   --              --        (1.90)%
      All contract charges                         --          306             $ 82,633            3.46%          --
2012  Lowest contract charge 0.00% Class A    $226.26           --                   --              --         5.33%
      Highest contract charge 0.90% Class A   $229.40           --                   --              --         4.38%
      All contract charges                         --          317             $ 91,216            2.25%          --
2011  Lowest contract charge 0.00% Class A    $214.82           --                   --              --         5.33%
      Highest contract charge 0.90% Class A   $219.78           --                   --              --         4.39%
      All contract charges                         --          335             $ 94,119            2.13%          --
2010  Lowest contract charge 0.00% Class A    $203.94           --                   --              --         6.89%
      Highest contract charge 0.90% Class A   $210.54           --                   --              --         5.93%
      All contract charges                         --          413             $108,715            2.75%          --
CHARTER/SM/ MULTI-SECTOR BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $138.72           --                   --              --         2.38%
      Highest contract charge 0.60% Class B   $109.03           --                   --              --         1.77%
      All contract charges                         --          145             $ 16,903            2.51%          --
2013  Lowest contract charge 0.00% Class B    $135.49           --                   --              --        (0.87)%
      Highest contract charge 0.60% Class B   $107.13           --                   --              --        (1.46)%
      All contract charges                         --          149             $ 16,905            3.46%          --
2012  Lowest contract charge 0.00% Class B    $136.68           --                   --              --         5.32%
      Highest contract charge 0.60% Class B   $108.72           --                   --              --         4.69%
      All contract charges                         --          153             $ 17,509            2.25%          --
2011  Lowest contract charge 0.00% Class B    $129.77           --                   --              --         5.08%
      Highest contract charge 0.60% Class B   $103.85           --                   --              --         4.45%
      All contract charges                         --          160             $ 17,351            3.87%          --
2010  Lowest contract charge 0.00% Class B    $123.50           --                   --              --         6.63%
      Highest contract charge 0.90% Class B   $ 95.76           --                   --              --         5.67%
      All contract charges                         --          171             $ 17,687            2.75%          --
CHARTER/SM/ SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $189.66           --                   --              --        (2.61)%
      Highest contract charge 0.90% Class B   $120.72           --                   --              --        (3.49)%
      All contract charges                         --           73             $ 12,004            0.00%          --
2013  Lowest contract charge 0.00% Class B    $194.74           --                   --              --        47.78%
      Highest contract charge 0.90% Class B   $125.08           --                   --              --        46.45%
      All contract charges                         --           82             $ 13,549            0.00%          --
2012  Lowest contract charge 0.00% Class B    $131.78           --                   --              --        11.38%
      Highest contract charge 0.90% Class B   $ 85.41           --                   --              --        10.38%
      All contract charges                         --           69             $  7,825            0.00%          --
2011  Lowest contract charge 0.00% Class B    $118.32           --                   --              --       (15.68)%
      Highest contract charge 0.90% Class B   $ 77.38           --                   --              --       (16.45)%
      All contract charges                         --           68             $  7,065              --           --
2010  Lowest contract charge 0.00% Class B    $140.33           --                   --              --        27.65%
      Highest contract charge 0.90% Class B   $ 92.61           --                   --              --        26.51%
      All contract charges                         --           70             $  8,519              --           --
CHARTER/SM/ SMALL CAP VALUE
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $278.12           --                   --              --        (5.12)%
      Highest contract charge 0.60% Class A   $259.93           --                   --              --        (5.69)%
      All contract charges                         --           51             $ 14,155            0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $293.14           --                   --              --        42.77%
      Highest contract charge 0.60% Class A   $275.62           --                   --              --        41.91%
      All contract charges                         --           56             $ 16,244            0.55%          --
2012  Lowest contract charge 0.00% Class A    $205.33           --                   --              --        16.77%
      Highest contract charge 0.60% Class A   $194.22           --                   --              --        16.07%
      All contract charges                         --           61             $ 12,385            0.59%          --
2011  Lowest contract charge 0.00% Class A    $175.84           --                   --              --        (8.79)%
      Highest contract charge 0.60% Class A   $167.33           --                   --              --        (9.34)%
      All contract charges                         --           65             $ 11,397            0.16%          --
2010  Lowest contract charge 0.00% Class A    $192.78           --                   --              --        24.82%
      Highest contract charge 0.60% Class A   $184.56           --                   --              --        24.07%
      All contract charges                         --           70             $ 13,507            0.26%          --
CHARTER/SM/ SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $291.75           --                   --              --        (5.11)%
      Highest contract charge 0.90% Class B   $253.33           --                   --              --        (5.96)%
      All contract charges                         --           65             $ 17,745            0.17%          --
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --              --        42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --              --        41.44%
      All contract charges                         --           69             $ 20,126            0.55%          --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --              --        16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --              --        15.72%
      All contract charges                         --           73             $ 14,727            0.59%          --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --              --        (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --              --        (9.83)%
      All contract charges                         --           80             $ 13,785            0.16%          --
2010  Lowest contract charge 0.00% Class B    $202.76           --                   --              --        24.50%
      Highest contract charge 0.90% Class B   $182.54           --                   --              --        23.39%
      All contract charges                         --           94             $ 17,887            0.26%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $412.00           --                   --              --         3.57%
      Highest contract charge 0.90% Class A   $351.16           --                   --              --         2.64%
      All contract charges                         --          422             $144,210            0.06%          --
2013  Lowest contract charge 0.00% Class A    $397.78           --                   --              --        38.17%
      Highest contract charge 0.90% Class A   $342.12           --                   --              --        36.92%
      All contract charges                         --          438             $148,878            0.05%          --
2012  Lowest contract charge 0.00% Class A    $287.89           --                   --              --        15.59%
      Highest contract charge 0.90% Class A   $249.86           --                   --              --        14.55%
      All contract charges                         --          481             $123,156            0.21%          --
2011  Lowest contract charge 0.00% Class A    $249.07           --                   --              --        (0.40)%
      Highest contract charge 0.90% Class A   $218.13           --                   --              --        (1.29)%
      All contract charges                         --          584             $134,094              --           --
2010  Lowest contract charge 0.00% Class A    $250.06           --                   --              --        33.58%
      Highest contract charge 0.90% Class A   $220.99           --                   --              --        32.38%
      All contract charges                         --          629             $146,763            0.04%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $338.19           --                   --              --         3.57%
      Highest contract charge 0.60% Class B   $274.53           --                   --              --         2.96%
      All contract charges                         --          236             $ 66,544            0.06%          --
2013  Lowest contract charge 0.00% Class B    $326.52           --                   --              --        38.17%
      Highest contract charge 0.60% Class B   $266.65           --                   --              --        37.35%
      All contract charges                         --          249             $ 67,968            0.05%          --
2012  Lowest contract charge 0.00% Class B    $236.31           --                   --              --        15.59%
      Highest contract charge 0.60% Class B   $194.14           --                   --              --        14.89%
      All contract charges                         --          270             $ 53,496            0.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2011     Lowest contract charge 0.00% Class B       $204.44           --                   --              --        (0.65)%
         Highest contract charge 0.60% Class B      $168.98           --                   --              --        (1.24)%
         All contract charges                            --          294             $ 50,570              --           --
2010     Lowest contract charge 0.00% Class B       $205.77           --                   --              --        33.25%
         Highest contract charge 0.90% Class B      $164.79           --                   --              --        32.05%
         All contract charges                            --          320             $ 55,480            0.04%          --
EQ/BLACKROCK BASIC VALUE EQUITY
         Unit Value 0.00% to 0.60%*
2014     Lowest contract charge 0.00% Class A       $327.32           --                   --              --         9.71%
         Highest contract charge 0.60% Class A      $305.92           --                   --              --         9.05%
         All contract charges                            --          227             $ 40,401            1.07%          --
2013     Lowest contract charge 0.00% Class A       $298.36           --                   --              --        37.75%
         Highest contract charge 0.60% Class A      $280.54           --                   --              --        36.92%
         All contract charges                            --          210             $ 38,163            1.61%          --
2012     Lowest contract charge 0.00% Class A       $216.60           --                   --              --        13.64%
         Highest contract charge 0.60% Class A      $204.89           --                   --              --        12.95%
         All contract charges                            --          204             $ 29,351            1.45%          --
2011     Lowest contract charge 0.00% Class A       $190.61           --                   --              --        (2.86)%
         Highest contract charge 0.60% Class A      $181.40           --                   --              --        (3.44)%
         All contract charges                            --          203             $ 27,534            1.27%          --
2010     Lowest contract charge 0.00% Class A       $196.23           --                   --              --        12.56%
         Highest contract charge 0.60% Class A      $187.87           --                   --              --        11.89%
         All contract charges                            --          193             $ 28,298            1.38%          --
EQ/BLACKROCK BASIC VALUE EQUITY
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class B       $430.79           --                   --              --         9.70%
         Highest contract charge 0.90% Class B      $367.20           --                   --              --         8.72%
         All contract charges                            --          463             $179,873            1.07%          --
2013     Lowest contract charge 0.00% Class B       $392.69           --                   --              --        37.73%
         Highest contract charge 0.90% Class B      $337.76           --                   --              --        36.49%
         All contract charges                            --          485             $172,038            1.61%          --
2012     Lowest contract charge 0.00% Class B       $285.11           --                   --              --        13.63%
         Highest contract charge 0.90% Class B      $247.46           --                   --              --        12.61%
         All contract charges                            --          514             $132,813            1.45%          --
2011     Lowest contract charge 0.00% Class B       $250.90           --                   --              --        (3.10)%
         Highest contract charge 0.90% Class B      $219.75           --                   --              --        (3.98)%
         All contract charges                            --          604             $138,637            1.27%          --
2010     Lowest contract charge 0.00% Class B       $258.94           --                   --              --        12.28%
         Highest contract charge 0.90% Class B      $228.85           --                   --              --        11.27%
         All contract charges                            --          676             $160,888            1.38%          --
EQ/BOSTON ADVISORS EQUITY INCOME
         Unit Value 0.00% to 0.90%*
2014     Lowest contract charge 0.00% Class A       $145.82           --                   --              --         8.67%
         Highest contract charge 0.90% Class A      $136.02           --                   --              --         7.70%
         All contract charges                            --           37             $  5,222            1.56%          --
2013     Lowest contract charge 0.00% Class A       $134.19           --                   --              --        31.75%
         Highest contract charge 0.90% Class A      $126.30           --                   --              --        30.56%
         All contract charges                            --           45             $  5,916            1.94%          --
2012     Lowest contract charge 0.00% Class A       $101.85           --                   --              --        17.73%
         Highest contract charge 0.90% Class A      $ 96.74           --                   --              --        16.68%
         All contract charges                            --           56             $  5,501            2.23%          --
2011     Lowest contract charge 0.00% Class A       $ 86.51           --                   --              --        (0.15)%
         Highest contract charge 0.90% Class A      $ 82.91           --                   --              --        (1.05)%
         All contract charges                            --           50             $  4,192            2.15%          --
2010     Lowest contract charge 0.00% Class A       $ 86.64           --                   --              --        15.99%
         Highest contract charge 0.90% Class A      $ 83.79           --                   --              --        14.95%
         All contract charges                            --           51             $  4,358            2.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $200.93          --                    --              --         8.67%
      Highest contract charge 0.60% Class B   $137.59          --                    --              --         8.02%
      All contract charges                         --          82               $15,156            1.56%          --
2013  Lowest contract charge 0.00% Class B    $184.90          --                    --              --        31.75%
      Highest contract charge 0.60% Class B   $127.38          --                    --              --        30.97%
      All contract charges                         --          82               $13,916            1.94%          --
2012  Lowest contract charge 0.00% Class B    $140.34          --                    --              --        17.73%
      Highest contract charge 0.60% Class B   $ 97.26          --                    --              --        17.03%
      All contract charges                         --          84               $11,002            2.23%          --
2011  Lowest contract charge 0.00% Class B    $119.20          --                    --              --        (0.39)%
      Highest contract charge 0.60% Class B   $ 83.11          --                    --              --        (0.99)%
      All contract charges                         --          70               $ 7,794            2.15%          --
2010  Lowest contract charge 0.00% Class B    $119.67          --                    --              --        15.70%
      Highest contract charge 0.90% Class B   $ 83.01          --                    --              --        14.66%
      All contract charges                         --          63               $ 7,040            2.54%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00%*
2014  Lowest contract charge 0.00% Class A    $257.71          --                    --              --        13.61%
      Highest contract charge 0.00% Class A   $257.71          --                    --              --        13.61%
      All contract charges                         --           1               $   177            0.84%          --
2013  Lowest contract charge 0.00% Class A    $226.84          --                    --              --        34.33%
      Highest contract charge 0.00% Class A   $226.84          --                    --              --        34.33%
      All contract charges                         --           1               $   164            0.78%          --
2012  Lowest contract charge 0.00% Class A    $168.87          --                    --              --        16.74%
      Highest contract charge 0.00% Class A   $168.87          --                    --              --        16.74%
      All contract charges                         --           1               $   102            1.03%          --
2011  Lowest contract charge 0.00% Class A    $144.65          --                    --              --         0.52%
      Highest contract charge 0.00% Class A   $144.65          --                    --              --         0.52%
      All contract charges                         --          --               $    61            0.42%          --
2010  Lowest contract charge 0.00% Class A    $143.90          --                    --              --        12.81%
      Highest contract charge 0.00% Class A   $143.90          --                    --              --        12.81%
      All contract charges                         --          --               $    50            0.05%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.80%*
2014  Lowest contract charge 0.00% Class B    $161.44          --                    --              --        13.61%
      Highest contract charge 0.80% Class B   $142.67          --                    --              --        12.70%
      All contract charges                         --           9               $ 1,403            0.84%          --
2013  Lowest contract charge 0.00% Class B    $142.10          --                    --              --        34.33%
      Highest contract charge 0.80% Class B   $126.59          --                    --              --        33.25%
      All contract charges                         --           7               $ 1,016            0.78%          --
2012  Lowest contract charge 0.00% Class B    $105.78          --                    --              --        16.73%
      Highest contract charge 0.80% Class B   $ 95.00          --                    --              --        15.81%
      All contract charges                         --           8               $   826            1.03%          --
2011  Lowest contract charge 0.00% Class B    $ 90.62          --                    --              --         0.28%
      Highest contract charge 0.90% Class B   $ 81.02          --                    --              --        (0.63)%
      All contract charges                         --           7               $   609            0.42%          --
2010  Lowest contract charge 0.00% Class B    $ 90.37          --                    --              --        12.52%
      Highest contract charge 0.90% Class B   $ 81.53          --                    --              --        11.51%
      All contract charges                         --           7               $   600            0.05%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $319.92          --                    --              --        10.51%
      Highest contract charge 0.60% Class A   $204.19          --                    --              --         9.85%
      All contract charges                         --          62               $15,531            0.70%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --             --        31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --             --        31.00%
      All contract charges                         --            68           $   15,218           1.47%          --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --             --        17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --             --        16.70%
      All contract charges                         --            66           $   11,802           0.90%          --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --             --         4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --             --         3.64%
      All contract charges                         --            65           $   10,218           0.74%          --
2010  Lowest contract charge 0.00% Class A    $179.45            --                   --             --        16.09%
      Highest contract charge 0.60% Class A   $117.32            --                   --             --        15.39%
      All contract charges                         --            68           $   10,397           0.76%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --             --        10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --             --         9.52%
      All contract charges                         --           419           $   93,222           0.70%          --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --             --        31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --             --        30.58%
      All contract charges                         --           468           $   94,736           1.47%          --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --             --        17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --             --        16.34%
      All contract charges                         --           496           $   76,677           0.90%          --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --             --         4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --             --         3.07%
      All contract charges                         --           548           $   72,714           0.74%          --
2010  Lowest contract charge 0.00% Class B    $136.67            --                   --             --        15.80%
      Highest contract charge 0.90% Class B   $123.35            --                   --             --        14.76%
      All contract charges                         --           645           $   82,860           0.76%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --             --        12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --             --        11.05%
      All contract charges                         --         1,467           $1,441,799           1.24%          --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --             --        32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --             --        31.28%
      All contract charges                         --         1,573           $1,403,125           1.29%          --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --             --        15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --             --        14.55%
      All contract charges                         --         1,722           $1,173,665           1.55%          --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --             --         0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --             --        (0.13)%
      All contract charges                         --         1,883           $1,134,175           1.45%          --
2010  Lowest contract charge 0.00% Class A    $309.36            --                   --             --        16.16%
      Highest contract charge 0.90% Class A   $335.41            --                   --             --        15.11%
      All contract charges                         --         2,104           $1,268,082           1.50%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --             --        12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --             --        11.38%
      All contract charges                         --         1,060           $  191,161           1.24%          --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --             --        32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --             --        31.67%
      All contract charges                         --         1,115           $  180,697           1.29%          --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --             --        15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --             --        14.90%
      All contract charges                         --         1,185           $  146,090           1.55%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                  --              --         0.54%
      Highest contract charge 0.60% Class B   $108.76            --                  --              --        (0.06)%
      All contract charges                         --         1,270            $136,452            1.45%          --
2010  Lowest contract charge 0.00% Class B    $ 96.85            --                  --              --        15.87%
      Highest contract charge 0.90% Class B   $104.82            --                  --              --        14.83%
      All contract charges                         --         1,377            $148,154            1.50%          --
EQ/CORE BOND INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $132.93            --                  --              --         2.41%
      Highest contract charge 0.90% Class A   $123.45            --                  --              --         1.50%
      All contract charges                         --           219            $ 30,635            1.31%          --
2013  Lowest contract charge 0.00% Class A    $129.80            --                  --              --        (1.58)%
      Highest contract charge 0.90% Class A   $121.63            --                  --              --        (2.48)%
      All contract charges                         --           231            $ 31,506            1.17%          --
2012  Lowest contract charge 0.00% Class A    $131.89            --                  --              --         3.16%
      Highest contract charge 0.90% Class A   $124.72            --                  --              --         2.23%
      All contract charges                         --           250            $ 34,953            1.45%          --
2011  Lowest contract charge 0.00% Class A    $127.85            --                  --              --         5.06%
      Highest contract charge 0.90% Class A   $122.00            --                  --              --         4.12%
      All contract charges                         --           260            $ 35,436            2.03%          --
2010  Lowest contract charge 0.00% Class A    $121.69            --                  --              --         6.04%
      Highest contract charge 0.90% Class A   $117.17            --                  --              --         5.09%
      All contract charges                         --           281            $ 36,552            2.41%          --
EQ/CORE BOND INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $138.11            --                  --              --         2.41%
      Highest contract charge 0.60% Class B   $156.60            --                  --              --         1.80%
      All contract charges                         --           151            $ 22,367            1.31%          --
2013  Lowest contract charge 0.00% Class B    $134.86            --                  --              --        (1.59)%
      Highest contract charge 0.60% Class B   $153.83            --                  --              --        (2.18)%
      All contract charges                         --           150            $ 21,831            1.17%          --
2012  Lowest contract charge 0.00% Class B    $137.04            --                  --              --         3.16%
      Highest contract charge 0.60% Class B   $157.26            --                  --              --         2.54%
      All contract charges                         --           135            $ 20,043            1.45%          --
2011  Lowest contract charge 0.00% Class B    $132.84            --                  --              --         4.80%
      Highest contract charge 0.60% Class B   $153.36            --                  --              --         4.17%
      All contract charges                         --           129            $ 18,727            2.03%          --
2010  Lowest contract charge 0.00% Class B    $126.76            --                  --              --         5.78%
      Highest contract charge 0.90% Class B   $141.79            --                  --              --         4.83%
      All contract charges                         --           134            $ 18,791            2.41%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $602.94            --                  --              --        12.98%
      Highest contract charge 0.90% Class A   $504.66            --                  --              --        11.96%
      All contract charges                         --         1,320            $556,228            1.39%          --
2013  Lowest contract charge 0.00% Class A    $533.69            --                  --              --        31.51%
      Highest contract charge 0.90% Class A   $450.76            --                  --              --        30.33%
      All contract charges                         --         1,173            $536,839            1.48%          --
2012  Lowest contract charge 0.00% Class A    $405.81            --                  --              --        15.23%
      Highest contract charge 0.90% Class A   $345.86            --                  --              --        14.19%
      All contract charges                         --         1,232            $439,198            1.70%          --
2011  Lowest contract charge 0.00% Class A    $352.17            --                  --              --         1.77%
      Highest contract charge 0.90% Class A   $302.87            --                  --              --         0.85%
      All contract charges                         --         1,247            $396,873            1.66%          --
2010  Lowest contract charge 0.00% Class A    $346.06            --                  --              --        14.67%
      Highest contract charge 0.90% Class A   $300.32            --                  --              --        13.63%
      All contract charges                         --         1,432            $460,626            1.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $182.51            --                  --              --        12.97%
      Highest contract charge 0.60% Class B   $171.67            --                  --              --        12.30%
      All contract charges                         --         1,056            $186,511            1.39%          --
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --              --        31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --              --        30.73%
      All contract charges                         --         1,016            $158,969            1.48%          --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --              --        15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --              --        14.53%
      All contract charges                         --           977            $116,149            1.70%          --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --              --         1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --              --         0.91%
      All contract charges                         --           977            $100,915            1.66%          --
2010  Lowest contract charge 0.00% Class B    $105.01            --                  --              --        14.38%
      Highest contract charge 0.90% Class B   $112.13            --                  --              --        13.35%
      All contract charges                         --         1,034            $105,553            1.63%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --              --         1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --              --         1.64%
      All contract charges                         --            17            $    633            0.00%          --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --              --        10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --              --        10.98%
      All contract charges                         --            16            $    849            0.42%          --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --              --         5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --              --         5.25%
      All contract charges                         --             9            $    561            0.00%          --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --              --         1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --              --         1.60%
      All contract charges                         --             9            $    922            0.22%          --
2010  Lowest contract charge 0.00% Class A    $105.35            --                  --              --         9.46%
      Highest contract charge 0.00% Class A   $105.35            --                  --              --         9.46%
      All contract charges                         --             2            $    222              --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --              --         1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --              --         0.73%
      All contract charges                         --            96            $ 13,401            0.00%          --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --              --        10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --              --         9.99%
      All contract charges                         --            86            $ 11,645            0.42%          --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --              --         5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --              --         4.29%
      All contract charges                         --            96            $ 11,453            0.00%          --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --              --         1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --              --         0.44%
      All contract charges                         --           101            $ 11,469            0.22%          --
2010  Lowest contract charge 0.00% Class B    $135.51            --                  --              --         9.62%
      Highest contract charge 0.90% Class B   $105.08            --                  --              --         8.64%
      All contract charges                         --            86            $  9,576              --           --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --              --         3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --              --         3.07%
      All contract charges                         --           105            $  4,528            0.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class A       $180.09           --                   --              --        39.12%
      Highest contract charge 0.00% Class A      $180.09           --                   --              --        39.12%
      All contract charges                            --           63             $  3,445            0.28%          --
2012  Lowest contract charge 0.00% Class A       $129.45           --                   --              --        17.84%
      Highest contract charge 0.00% Class A      $129.45           --                   --              --        17.84%
      All contract charges                            --           32             $  1,742            1.26%          --
2011  Lowest contract charge 0.00% Class A       $109.85           --                   --              --        (3.25)%
      Highest contract charge 0.00% Class A      $109.85           --                   --              --        (3.25)%
      All contract charges                            --           46             $  3,385            0.08%          --
2010  Lowest contract charge 0.00% Class A(a)    $113.54           --                   --              --        28.64%
      Highest contract charge 0.00% Class A(a)   $113.54           --                   --              --        28.64%
      All contract charges                            --           20             $  1,661            0.43%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B       $326.46           --                   --              --         3.07%
      Highest contract charge 0.90% Class B      $198.90           --                   --              --         2.14%
      All contract charges                            --          591             $151,989            0.28%          --
2013  Lowest contract charge 0.00% Class B       $316.74           --                   --              --        39.11%
      Highest contract charge 0.90% Class B      $194.73           --                   --              --        37.86%
      All contract charges                            --          613             $150,594            0.28%          --
2012  Lowest contract charge 0.00% Class B       $227.69           --                   --              --        17.85%
      Highest contract charge 0.90% Class B      $141.25           --                   --              --        16.78%
      All contract charges                            --          586             $103,111            1.26%          --
2011  Lowest contract charge 0.00% Class B       $193.20           --                   --              --        (3.49)%
      Highest contract charge 0.90% Class B      $120.95           --                   --              --        (4.36)%
      All contract charges                            --          589             $ 86,433            0.08%          --
2010  Lowest contract charge 0.00% Class B       $200.19           --                   --              --        32.64%
      Highest contract charge 0.90% Class B      $126.46           --                   --              --        31.45%
      All contract charges                            --          629             $ 93,432            0.43%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A       $142.62           --                   --              --         0.88%
      Highest contract charge 0.90% Class A      $124.58           --                   --              --        (0.02)%
      All contract charges                            --          100             $ 11,375            0.67%          --
2013  Lowest contract charge 0.00% Class A       $141.37           --                   --              --        (2.56)%
      Highest contract charge 0.90% Class A      $124.61           --                   --              --        (3.44)%
      All contract charges                            --          103             $ 12,060            0.01%          --
2012  Lowest contract charge 0.00% Class A       $145.08           --                   --              --         3.76%
      Highest contract charge 0.90% Class A      $129.05           --                   --              --         2.83%
      All contract charges                            --          114             $ 14,379            1.45%          --
2011  Lowest contract charge 0.00% Class A       $139.82           --                   --              --         4.63%
      Highest contract charge 0.90% Class A      $125.50           --                   --              --         3.69%
      All contract charges                            --          117             $ 15,161            2.50%          --
2010  Lowest contract charge 0.00% Class A       $133.63           --                   --              --         6.55%
      Highest contract charge 0.90% Class A      $121.03           --                   --              --         5.59%
      All contract charges                            --          191             $ 24,582            2.75%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B       $135.92           --                   --              --         0.89%
      Highest contract charge 0.60% Class B      $126.02           --                   --              --         0.29%
      All contract charges                            --           67             $  8,941            0.67%          --
2013  Lowest contract charge 0.00% Class B       $134.72           --                   --              --        (2.51)%
      Highest contract charge 0.60% Class B      $125.66           --                   --              --        (3.10)%
      All contract charges                            --           68             $  8,897            0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $138.19            --                  --              --         3.72%
      Highest contract charge 0.60% Class B   $129.68            --                  --              --         3.10%
      All contract charges                         --            65            $  8,798            1.45%          --
2011  Lowest contract charge 0.00% Class B    $133.23            --                  --              --         4.40%
      Highest contract charge 0.60% Class B   $125.78            --                  --              --         3.77%
      All contract charges                         --            65            $  8,465            2.50%          --
2010  Lowest contract charge 0.00% Class B    $127.62            --                  --              --         6.31%
      Highest contract charge 0.90% Class B   $119.86            --                  --              --         5.35%
      All contract charges                         --            70            $  8,651            2.75%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $232.88            --                  --              --         1.53%
      Highest contract charge 0.90% Class A   $202.94            --                  --              --         0.62%
      All contract charges                         --           318            $ 65,987            0.40%          --
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --              --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --              --        (2.53)%
      All contract charges                         --           320            $ 68,033            0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --              --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --              --         0.06%
      All contract charges                         --           338            $ 72,995            0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --              --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --              --         4.61%
      All contract charges                         --           338            $ 77,711            0.57%          --
2010  Lowest contract charge 0.00% Class A    $218.78            --                  --              --         4.48%
      Highest contract charge 0.90% Class A   $197.67            --                  --              --         3.54%
      All contract charges                         --           354            $ 79,719            1.28%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --              --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --              --         0.93%
      All contract charges                         --           125            $ 19,156            0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --              --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --              --        (2.24)%
      All contract charges                         --           136            $ 20,907            0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --              --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --              --         0.37%
      All contract charges                         --           141            $ 21,902            0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --              --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --              --         4.67%
      All contract charges                         --           147            $ 22,715            0.57%          --
2010  Lowest contract charge 0.00% Class B    $157.49            --                  --              --         4.22%
      Highest contract charge 0.90% Class B   $144.85            --                  --              --         3.28%
      All contract charges                         --           169            $ 24,989            1.28%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --              --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --              --        (7.74)%
      All contract charges                         --         1,507            $254,494            2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --              --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --              --        20.38%
      All contract charges                         --         1,613            $295,783            2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --              --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --              --        15.22%
      All contract charges                         --         1,765            $269,148            2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --              --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --              --       (12.77)%
      All contract charges                         --         2,078            $275,646            2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $164.85            --                  --              --         5.48%
      Highest contract charge 0.90% Class A   $142.97            --                  --              --         4.53%
      All contract charges                         --         2,357            $357,450            2.44%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --              --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --              --        (7.74)%
      All contract charges                         --           414            $ 52,708            2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --              --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --              --        20.38%
      All contract charges                         --           414            $ 56,742            2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --              --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --              --        15.22%
      All contract charges                         --           424            $ 47,958            2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --              --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --              --       (12.98)%
      All contract charges                         --           446            $ 43,556            2.92%          --
2010  Lowest contract charge 0.00% Class B    $112.82            --                  --              --         5.21%
      Highest contract charge 0.90% Class B   $105.51            --                  --              --         4.27%
      All contract charges                         --           482            $ 53,934            2.44%          --
EQ/INVESCO COMSTOCK(F)
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --              --         8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --              --         7.94%
      All contract charges                         --           101            $ 13,086            1.88%          --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --              --        35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --              --        33.87%
      All contract charges                         --            37            $  4,854            4.83%          --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --              --        18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --              --        17.36%
      All contract charges                         --            28            $  2,765            1.26%          --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --              --        (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --              --        (2.62)%
      All contract charges                         --            30            $  2,522            1.50%          --
2010  Lowest contract charge 0.00% Class A    $ 86.88            --                  --              --        15.50%
      Highest contract charge 0.90% Class A   $ 84.02            --                  --              --        14.46%
      All contract charges                         --            19            $  1,627            1.50%          --
EQ/INVESCO COMSTOCK(F)
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --              --         8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --              --         8.26%
      All contract charges                         --            69            $ 12,100            1.88%          --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --              --        35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --              --        34.22%
      All contract charges                         --            34            $  5,480            4.83%          --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --              --        18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --              --        17.72%
      All contract charges                         --            26            $  3,084            1.26%          --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --              --        (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --              --        (2.58)%
      All contract charges                         --            28            $  2,896            1.50%          --
2010  Lowest contract charge 0.00% Class B    $110.93            --                  --              --        15.21%
      Highest contract charge 0.90% Class B   $ 83.24            --                  --              --        14.18%
      All contract charges                         --            24            $  2,573            1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $296.27           --                   --              --        14.37%
      Highest contract charge 0.00% Class A   $296.27           --                   --              --        14.37%
      All contract charges                         --           21             $  1,687            1.08%          --
2013  Lowest contract charge 0.00% Class A    $259.04           --                   --              --        35.80%
      Highest contract charge 0.00% Class A   $259.04           --                   --              --        35.80%
      All contract charges                         --           14             $  1,248            2.02%          --
2012  Lowest contract charge 0.00% Class A    $190.75           --                   --              --        16.06%
      Highest contract charge 0.00% Class A   $190.75           --                   --              --        16.06%
      All contract charges                         --           11             $  1,238            0.94%          --
2011  Lowest contract charge 0.00% Class A    $164.36           --                   --              --        (4.99)%
      Highest contract charge 0.00% Class A   $164.36           --                   --              --        (4.99)%
      All contract charges                         --           11             $  1,436            1.04%          --
2010  Lowest contract charge 0.00% Class A    $173.00           --                   --              --        12.61%
      Highest contract charge 0.00% Class A   $173.00           --                   --              --        12.61%
      All contract charges                         --           12             $  1,834            1.26%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $276.74           --                   --              --        14.38%
      Highest contract charge 0.90% Class B   $235.89           --                   --              --        13.35%
      All contract charges                         --          124             $ 30,663            1.08%          --
2013  Lowest contract charge 0.00% Class B    $241.95           --                   --              --        35.78%
      Highest contract charge 0.90% Class B   $208.11           --                   --              --        34.57%
      All contract charges                         --          127             $ 27,606            2.02%          --
2012  Lowest contract charge 0.00% Class B    $178.19           --                   --              --        16.05%
      Highest contract charge 0.90% Class B   $154.65           --                   --              --        15.00%
      All contract charges                         --          131             $ 21,061            0.94%          --
2011  Lowest contract charge 0.00% Class B    $153.55           --                   --              --        (5.23)%
      Highest contract charge 0.90% Class B   $134.48           --                   --              --        (6.08)%
      All contract charges                         --          150             $ 20,928            1.04%          --
2010  Lowest contract charge 0.00% Class B    $162.02           --                   --              --        12.32%
      Highest contract charge 0.90% Class B   $143.18           --                   --              --        11.31%
      All contract charges                         --          178             $ 26,348            1.26%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $313.85           --                   --              --        12.24%
      Highest contract charge 0.60% Class A   $211.51           --                   --              --        11.57%
      All contract charges                         --           67             $ 15,886            0.91%          --
2013  Lowest contract charge 0.00% Class A    $279.62           --                   --              --        32.50%
      Highest contract charge 0.60% Class A   $189.58           --                   --              --        31.70%
      All contract charges                         --           66             $ 14,826            0.96%          --
2012  Lowest contract charge 0.00% Class A    $211.04           --                   --              --        14.73%
      Highest contract charge 0.60% Class A   $143.95           --                   --              --        14.04%
      All contract charges                         --           65             $ 11,617            1.19%          --
2011  Lowest contract charge 0.00% Class A    $183.95           --                   --              --         2.61%
      Highest contract charge 0.60% Class A   $126.23           --                   --              --         2.00%
      All contract charges                         --           60             $ 10,327            0.91%          --
2010  Lowest contract charge 0.00% Class A    $179.27           --                   --              --        16.24%
      Highest contract charge 0.60% Class A   $123.76           --                   --              --        15.54%
      All contract charges                         --           58             $  9,763            0.99%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $156.17           --                   --              --        12.24%
      Highest contract charge 0.90% Class B   $135.65           --                   --              --        11.22%
      All contract charges                         --          805             $115,779            0.91%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --              --        32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --              --        31.30%
      All contract charges                         --           883            $113,856            0.96%          --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --              --        14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --              --        13.70%
      All contract charges                         --           967            $ 94,644            1.19%          --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --              --         2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --              --         1.43%
      All contract charges                         --         1,040            $ 89,012            0.91%          --
2010  Lowest contract charge 0.00% Class B    $ 89.44            --                  --              --        15.95%
      Highest contract charge 0.90% Class B   $ 80.55            --                  --              --        14.91%
      All contract charges                         --         1,144            $ 96,359            0.99%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --              --        12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --              --        11.61%
      All contract charges                         --           112            $ 10,362            1.62%          --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --              --        31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --              --        30.40%
      All contract charges                         --           101            $  8,239            1.56%          --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --              --        16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --              --        15.55%
      All contract charges                         --           104            $  6,437            1.95%          --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --              --        (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --              --        (0.98)%
      All contract charges                         --           110            $  5,896            2.12%          --
2010  Lowest contract charge 0.00% Class A    $ 54.93            --                  --              --        14.89%
      Highest contract charge 0.90% Class A   $ 53.12            --                  --              --        13.86%
      All contract charges                         --            53            $  2,883            1.78%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $109.25            --                  --              --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50            --                  --              --        11.96%
      All contract charges                         --            84            $  8,774            1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00            --                  --              --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94            --                  --              --        30.79%
      All contract charges                         --            76            $  6,961            1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72            --                  --              --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12            --                  --              --        15.89%
      All contract charges                         --            67            $  4,746            1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23            --                  --              --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74            --                  --              --        (0.92)%
      All contract charges                         --            67            $  3,980            2.12%          --
2010  Lowest contract charge 0.00% Class B    $ 63.43            --                  --              --        14.62%
      Highest contract charge 0.90% Class B   $ 52.64            --                  --              --        13.59%
      All contract charges                         --            33            $  1,952            1.78%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $184.13            --                  --              --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63            --                  --              --        (5.86)%
      All contract charges                         --           287            $ 37,394            0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84            --                  --              --        13.65%
      Highest contract charge 0.90% Class B   $114.33            --                  --              --        12.63%
      All contract charges                         --           291            $ 39,189            0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56            --                  --              --        19.70%
      Highest contract charge 0.90% Class B   $101.51            --                  --              --        18.61%
      All contract charges                         --           285            $ 33,109            1.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $142.49            --                  --              --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58            --                  --              --       (11.52)%
      All contract charges                         --           278            $ 26,742            0.65%          --
2010  Lowest contract charge 0.00% Class B    $159.59            --                  --              --        14.94%
      Highest contract charge 0.90% Class B   $ 96.72            --                  --              --        13.91%
      All contract charges                         --           283            $ 29,996            0.91%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $340.09            --                  --              --         8.99%
      Highest contract charge 0.60% Class A   $236.02            --                  --              --         8.34%
      All contract charges                         --           129            $ 29,901            0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03            --                  --              --        32.58%
      Highest contract charge 0.60% Class A   $217.86            --                  --              --        31.79%
      All contract charges                         --           119            $ 28,884            0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35            --                  --              --        17.08%
      Highest contract charge 0.60% Class A   $165.31            --                  --              --        16.37%
      All contract charges                         --           115            $ 23,264            0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02            --                  --              --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05            --                  --              --        (2.75)%
      All contract charges                         --           115            $ 21,196            0.66%          --
2010  Lowest contract charge 0.00% Class A    $205.46            --                  --              --        26.05%
      Highest contract charge 0.60% Class A   $146.06            --                  --              --        25.30%
      All contract charges                         --           119            $ 22,790            0.81%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $217.22            --                  --              --         8.99%
      Highest contract charge 0.90% Class B   $190.82            --                  --              --         8.01%
      All contract charges                         --           427            $ 86,668            0.80%          --
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --              --        32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --              --        31.38%
      All contract charges                         --           449            $ 83,977            0.77%          --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --              --        17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --              --        16.02%
      All contract charges                         --           453            $ 63,939            0.95%          --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --              --        (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --              --        (3.28)%
      All contract charges                         --           512            $ 62,176            0.66%          --
2010  Lowest contract charge 0.00% Class B    $131.57            --                  --              --        25.74%
      Highest contract charge 0.90% Class B   $119.83            --                  --              --        24.61%
      All contract charges                         --           618            $ 77,397            0.81%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --              --        (0.90)%
      All contract charges                         --         1,156            $125,159            0.00%          --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --              --        (0.90)%
      All contract charges                         --         1,206            $130,681            0.00%          --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --              --        (0.90)%
      All contract charges                         --           951            $146,065            0.00%          --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --              --        (0.90)%
      All contract charges                         --         1,251            $172,257            0.01%          --
2010  Lowest contract charge 0.00% Class A    $172.07            --                  --              --         0.09%
      Highest contract charge 0.90% Class A   $157.90            --                  --              --        (0.81)%
      All contract charges                         --         1,246            $229,831            0.07%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $131.50           --                   --              --         0.01%
      Highest contract charge 0.60% Class B   $125.17           --                   --              --        (0.60)%
      All contract charges                         --          330              $42,162            0.00%          --
2013  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.00%
      Highest contract charge 0.60% Class B   $125.93           --                   --              --        (0.60)%
      All contract charges                         --          407              $52,804            0.00%          --
2012  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.00%
      Highest contract charge 0.60% Class B   $126.69           --                   --              --        (0.60)%
      All contract charges                         --          525              $67,686            0.00%          --
2011  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.00%
      Highest contract charge 0.60% Class B   $127.45           --                   --              --        (0.60)%
      All contract charges                         --          493              $63,707            0.01%          --
2010  Lowest contract charge 0.00% Class B    $131.49           --                   --              --         0.01%
      Highest contract charge 0.90% Class B   $123.49           --                   --              --        (0.89)%
      All contract charges                         --          523              $67,791            0.07%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $174.40           --                   --              --        (0.71)%
      Highest contract charge 0.90% Class A   $162.67           --                   --              --        (1.60)%
      All contract charges                         --          154              $25,987            0.00%          --
2013  Lowest contract charge 0.00% Class A    $175.64           --                   --              --        38.54%
      Highest contract charge 0.90% Class A   $165.32           --                   --              --        37.30%
      All contract charges                         --          185              $31,481            0.00%          --
2012  Lowest contract charge 0.00% Class A    $126.78           --                   --              --         8.76%
      Highest contract charge 0.90% Class A   $120.41           --                   --              --         7.78%
      All contract charges                         --          248              $30,567            0.43%          --
2011  Lowest contract charge 0.00% Class A    $116.57           --                   --              --        (7.47)%
      Highest contract charge 0.90% Class A   $111.72           --                   --              --        (8.31)%
      All contract charges                         --          303              $34,553            0.25%          --
2010  Lowest contract charge 0.00% Class A    $125.98           --                   --              --        32.63%
      Highest contract charge 0.90% Class A   $121.84           --                   --              --        31.44%
      All contract charges                         --          305              $37,725            0.34%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --              --        (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --              --        (1.31)%
      All contract charges                         --          109              $23,819            0.00%          --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --              --        38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --              --        37.72%
      All contract charges                         --          110              $24,000            0.00%          --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --              --         8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --              --         8.10%
      All contract charges                         --          115              $17,662            0.43%          --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --              --        (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --              --        (8.25)%
      All contract charges                         --          125              $16,818            0.25%          --
2010  Lowest contract charge 0.00% Class B    $182.78           --                   --              --        32.30%
      Highest contract charge 0.90% Class B   $120.71           --                   --              --        31.11%
      All contract charges                         --          116              $16,556            0.34%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --              --        (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --              --        (0.99)%
      All contract charges                         --          156              $17,494            0.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --              --         0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --              --        (0.87)%
      All contract charges                         --          183              $20,583            0.72%          --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --              --         1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --              --         0.58%
      All contract charges                         --          219              $24,634            0.59%          --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --              --         0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --              --        (0.84)%
      All contract charges                         --          233              $26,032            0.63%          --
2010  Lowest contract charge 0.00% Class A    $114.18           --                   --              --         1.09%
      Highest contract charge 0.90% Class A   $110.42           --                   --              --         0.18%
      All contract charges                         --          274              $30,700            0.40%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --              --        (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --              --        (0.69)%
      All contract charges                         --          165              $19,037            0.38%          --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --              --         0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --              --        (0.52)%
      All contract charges                         --          158              $18,293            0.72%          --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --              --         1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --              --         0.89%
      All contract charges                         --          162              $18,696            0.59%          --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --              --        (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --              --        (0.79)%
      All contract charges                         --          157              $17,915            0.63%          --
2010  Lowest contract charge 0.00% Class B    $117.24           --                   --              --         0.84%
      Highest contract charge 0.90% Class B   $110.04           --                   --              --        (0.07)%
      All contract charges                         --          178              $20,332            0.40%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --              --         2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --              --         1.98%
      All contract charges                         --          222              $41,887            0.99%          --
2013  Lowest contract charge 0.00% Class A    $242.92           --                   --              --        (2.28)%
      Highest contract charge 0.90% Class A   $190.82           --                   --              --        (3.16)%
      All contract charges                         --          241              $44,253            0.35%          --
2012  Lowest contract charge 0.00% Class A    $248.58           --                   --              --         2.66%
      Highest contract charge 0.90% Class A   $197.04           --                   --              --         1.73%
      All contract charges                         --          259              $50,564            0.61%          --
2011  Lowest contract charge 0.00% Class A    $242.15           --                   --              --         1.47%
      Highest contract charge 0.90% Class A   $193.69           --                   --              --         0.56%
      All contract charges                         --          270              $54,486            2.42%          --
2010  Lowest contract charge 0.00% Class A    $238.65           --                   --              --         6.47%
      Highest contract charge 0.90% Class A   $192.62           --                   --              --         5.51%
      All contract charges                         --          320              $65,807            9.13%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B    $168.67           --                   --              --         2.90%
      Highest contract charge 0.60% Class B   $153.25           --                   --              --         2.29%
      All contract charges                         --          137              $21,519            0.99%          --
2013  Lowest contract charge 0.00% Class B    $163.91           --                   --              --        (2.28)%
      Highest contract charge 0.60% Class B   $149.82           --                   --              --        (2.87)%
      All contract charges                         --          146              $22,325            0.35%          --
2012  Lowest contract charge 0.00% Class B    $167.74           --                   --              --         2.66%
      Highest contract charge 0.60% Class B   $154.25           --                   --              --         2.04%
      All contract charges                         --          156              $24,295            0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/QUALITY BOND PLUS (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $163.40           --                   --              --         1.22%
      Highest contract charge 0.60% Class B   $151.17           --                   --              --         0.61%
      All contract charges                         --          165              $25,209            2.42%          --
2010  Lowest contract charge 0.00% Class B    $161.43           --                   --              --         6.24%
      Highest contract charge 0.90% Class B   $147.22           --                   --              --         5.29%
      All contract charges                         --          176              $26,750            9.13%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A    $393.71           --                   --              --         4.85%
      Highest contract charge 0.90% Class A   $311.55           --                   --              --         3.91%
      All contract charges                         --          163              $45,618            0.80%          --
2013  Lowest contract charge 0.00% Class A    $375.50           --                   --              --        37.45%
      Highest contract charge 0.90% Class A   $299.84           --                   --              --        36.21%
      All contract charges                         --          170              $46,278            0.98%          --
2012  Lowest contract charge 0.00% Class A    $273.20           --                   --              --        15.54%
      Highest contract charge 0.90% Class A   $220.13           --                   --              --        14.50%
      All contract charges                         --          177              $37,153            1.50%          --
2011  Lowest contract charge 0.00% Class A    $236.45           --                   --              --        (3.76)%
      Highest contract charge 0.90% Class A   $192.25           --                   --              --        (4.62)%
      All contract charges                         --          210              $40,442            0.84%          --
2010  Lowest contract charge 0.00% Class A    $245.68           --                   --              --        26.13%
      Highest contract charge 0.90% Class A   $201.57           --                   --              --        25.00%
      All contract charges                         --          214              $44,244            1.21%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $285.84           --                   --              --         4.85%
      Highest contract charge 0.90% Class B   $272.30           --                   --              --         3.90%
      All contract charges                         --           99              $28,159            0.80%          --
2013  Lowest contract charge 0.00% Class B    $272.63           --                   --              --        37.46%
      Highest contract charge 0.90% Class B   $262.07           --                   --              --        36.22%
      All contract charges                         --           93              $25,369            0.98%          --
2012  Lowest contract charge 0.00% Class B    $198.34           --                   --              --        15.54%
      Highest contract charge 0.90% Class B   $192.39           --                   --              --        14.50%
      All contract charges                         --           84              $16,707            1.50%          --
2011  Lowest contract charge 0.00% Class B    $171.66           --                   --              --        (4.00)%
      Highest contract charge 0.90% Class B   $168.03           --                   --              --        (4.86)%
      All contract charges                         --           76              $13,071            0.84%          --
2010  Lowest contract charge 0.00% Class B    $178.81           --                   --              --        25.82%
      Highest contract charge 0.90% Class B   $176.61           --                   --              --        24.69%
      All contract charges                         --           75              $13,547            1.21%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --              --         8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --              --         7.99%
      All contract charges                         --           55              $ 2,411            0.00%          --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --              --        37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --              --        37.12%
      All contract charges                         --           31              $ 1,490            0.00%          --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --              --        18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --              --        18.22%
      All contract charges                         --           17              $   904            0.00%          --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --              --        (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --              --        (2.30)%
      All contract charges                         --           12              $   676              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $ 97.55           --                   --              --        16.68%
      Highest contract charge 0.60% Class A   $ 95.31           --                   --              --        15.99%
      All contract charges                         --           18              $ 1,007              --           --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --              --         8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --              --         7.66%
      All contract charges                         --          360              $62,179            0.00%          --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --              --        37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --              --        36.69%
      All contract charges                         --          345              $54,397            0.00%          --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --              --        18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --              --        17.86%
      All contract charges                         --          371              $42,246            0.00%          --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --              --        (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --              --        (2.83)%
      All contract charges                         --          343              $32,871              --           --
2010  Lowest contract charge 0.00% Class B    $114.56           --                   --              --        16.39%
      Highest contract charge 0.90% Class B   $ 93.36           --                   --              --        15.35%
      All contract charges                         --          384              $37,430              --           --
EQ/UBS GROWTH & INCOME
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --              --        14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --              --        13.41%
      All contract charges                         --           67              $11,001            0.65%          --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --              --        35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --              --        34.31%
      All contract charges                         --           63              $ 8,990            1.10%          --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --              --        12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --              --        11.85%
      All contract charges                         --           53              $ 5,682            0.87%          --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --              --        (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --              --        (3.68)%
      All contract charges                         --           51              $ 4,901            0.76%          --
2010  Lowest contract charge 0.00% Class B    $123.85           --                   --              --        13.07%
      Highest contract charge 0.90% Class B   $ 83.32           --                   --              --        12.05%
      All contract charges                         --           55              $ 5,420            0.71%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --              --         3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --              --         3.80%
      All contract charges                         --          121              $12,253            0.00%          --
2013  Lowest contract charge 0.00% Class A    $354.81           --                   --              --        39.08%
      Highest contract charge 0.00% Class A   $354.81           --                   --              --        39.08%
      All contract charges                         --           82              $11,782            0.00%          --
2012  Lowest contract charge 0.00% Class A    $255.11           --                   --              --        20.44%
      Highest contract charge 0.00% Class A   $255.11           --                   --              --        20.44%
      All contract charges                         --           63              $ 7,888            0.01%          --
2011  Lowest contract charge 0.00% Class A    $211.82           --                   --              --        (5.64)%
      Highest contract charge 0.00% Class A   $211.82           --                   --              --        (5.64)%
      All contract charges                         --           52              $ 6,794              --           --
2010  Lowest contract charge 0.00% Class A    $224.48           --                   --              --        17.58%
      Highest contract charge 0.00% Class A   $224.48           --                   --              --        17.58%
      All contract charges                         --           26              $ 4,837            0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                   UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B               $210.71           --                   --              --         3.80%
      Highest contract charge 0.90% Class B              $183.43           --                   --              --         2.87%
      All contract charges                                    --          419              $82,054            0.00%          --
2013  Lowest contract charge 0.00% Class B               $203.00           --                   --              --        39.08%
      Highest contract charge 0.90% Class B              $178.32           --                   --              --        37.83%
      All contract charges                                    --          449              $84,688            0.00%          --
2012  Lowest contract charge 0.00% Class B               $145.96           --                   --              --        20.43%
      Highest contract charge 0.90% Class B              $129.38           --                   --              --        19.34%
      All contract charges                                    --          408              $55,611            0.01%          --
2011  Lowest contract charge 0.00% Class B               $121.20           --                   --              --        (5.87)%
      Highest contract charge 0.90% Class B              $108.41           --                   --              --        (6.72)%
      All contract charges                                    --          497              $56,870              --           --
2010  Lowest contract charge 0.00% Class B               $128.76           --                   --              --        17.29%
      Highest contract charge 0.90% Class B              $116.22           --                   --              --        16.24%
      All contract charges                                    --          406              $49,872            0.01%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2       $224.88           --                   --              --         5.55%
      Highest contract charge 0.00% Service Class 2      $224.88           --                   --              --         5.55%
      All contract charges                                    --           17              $ 1,482            0.81%          --
2013  Lowest contract charge 0.00% Service Class 2       $213.05           --                   --              --        22.09%
      Highest contract charge 0.00% Service Class 2      $213.05           --                   --              --        22.09%
      All contract charges                                    --           13              $ 1,320            0.68%          --
2012  Lowest contract charge 0.00% Service Class 2       $174.50           --                   --              --        15.11%
      Highest contract charge 0.00% Service Class 2      $174.50           --                   --              --        15.11%
      All contract charges                                    --           14              $ 1,460            1.10%          --
2011  Lowest contract charge 0.00% Service Class 2       $151.59           --                   --              --        (6.46)%
      Highest contract charge 0.00% Service Class 2      $151.59           --                   --              --        (6.46)%
      All contract charges                                    --           12              $ 1,265            1.43%          --
2010  Lowest contract charge 0.00% Service Class 2       $162.06           --                   --              --        16.02%
      Highest contract charge 0.00% Service Class 2      $162.06           --                   --              --        16.02%
      All contract charges                                    --           23              $ 3,707            0.50%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class 2       $334.27           --                   --              --        11.65%
      Highest contract charge 0.90% Service Class 2      $168.93           --                   --              --        10.65%
      All contract charges                                    --          569              $87,938            0.76%          --
2013  Lowest contract charge 0.00% Service Class 2       $299.38           --                   --              --        30.95%
      Highest contract charge 0.90% Service Class 2      $152.67           --                   --              --        29.78%
      All contract charges                                    --          497              $70,922            1.23%          --
2012  Lowest contract charge 0.00% Service Class 2       $228.62           --                   --              --        16.14%
      Highest contract charge 0.90% Service Class 2      $117.64           --                   --              --        15.09%
      All contract charges                                    --          303              $35,455            1.15%          --
2011  Lowest contract charge 0.00% Service Class 2       $196.85           --                   --              --        (2.78)%
      Highest contract charge 0.90% Service Class 2      $102.22           --                   --              --        (3.66)%
      All contract charges                                    --          249              $30,837            0.84%          --
2010  Lowest contract charge 0.00% Service Class 2       $202.48           --                   --              --        16.93%
      Highest contract charge 0.90% Service Class 2(a)   $106.10           --                   --              --        20.44%
      All contract charges                                    --          270              $46,061            0.93%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2       $258.59           --                   --              --         8.48%
      Highest contract charge 0.00% Service Class 2      $258.59           --                   --              --         8.48%
      All contract charges                                    --           25              $ 1,007            2.47%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                    UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                         UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                         ---------- ----------------- ------------------- --------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2        $238.38           --                   --              --
      Highest contract charge 0.00% Service Class 2       $238.38           --                   --              --
      All contract charges                                     --           28              $ 1,373            2.28%
2012  Lowest contract charge 0.00% Service Class 2        $186.49           --                   --              --
      Highest contract charge 0.00% Service Class 2       $186.49           --                   --              --
      All contract charges                                     --           23              $   981            2.73%
2011  Lowest contract charge 0.00% Service Class 2        $159.32           --                   --              --
      Highest contract charge 0.00% Service Class 2       $159.32           --                   --              --
      All contract charges                                     --           19              $   915            2.03%
2010  Lowest contract charge 0.00% Service Class 2        $158.28           --                   --              --
      Highest contract charge 0.00% Service Class 2       $158.28           --                   --              --
      All contract charges                                     --           41              $ 4,712            1.35%
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class 2        $250.17           --                   --              --
      Highest contract charge 0.90% Service Class 2       $176.50           --                   --              --
      All contract charges                                     --           68              $ 7,537            1.76%
2013  Lowest contract charge 0.00% Service Class 2        $226.96           --                   --              --
      Highest contract charge 0.90% Service Class 2       $161.58           --                   --              --
      All contract charges                                     --           53              $ 5,885            1.91%
2012  Lowest contract charge 0.00% Service Class 2        $170.33           --                   --              --
      Highest contract charge 0.90% Service Class 2       $122.36           --                   --              --
      All contract charges                                     --           34              $ 3,223            2.46%
2011  Lowest contract charge 0.00% Service Class 2        $144.04           --                   --              --
      Highest contract charge 0.60% Service Class 2       $104.95           --                   --              --
      All contract charges                                     --           19              $ 1,563            1.76%
2010  Lowest contract charge 0.00% Service Class 2        $142.11           --                   --              --
      Highest contract charge 0.90% Service Class 2 (a)   $103.95           --                   --              --
      All contract charges                                     --           34              $ 4,338            0.40%
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2        $224.14           --                   --              --
      Highest contract charge 0.00% Service Class 2       $224.14           --                   --              --
      All contract charges                                     --           72              $ 5,043            5.13%
2013  Lowest contract charge 0.00% Service Class 2        $222.14           --                   --              --
      Highest contract charge 0.00% Service Class 2       $222.14           --                   --              --
      All contract charges                                     --           81              $10,831            5.40%
2012  Lowest contract charge 0.00% Service Class 2        $210.16           --                   --              --
      Highest contract charge 0.00% Service Class 2       $210.16           --                   --              --
      All contract charges                                     --           90              $13,379            6.82%
2011  Lowest contract charge 0.00% Service Class 2        $184.40           --                   --              --
      Highest contract charge 0.00% Service Class 2       $184.40           --                   --              --
      All contract charges                                     --           63              $ 9,679            3.49%
2010  Lowest contract charge 0.00% Service Class 2        $177.79           --                   --              --
      Highest contract charge 0.00% Service Class 2       $177.79           --                   --              --
      All contract charges                                     --          126              $20,003            8.19%
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2        $165.20           --                   --              --
      Highest contract charge 0.00% Service Class 2       $165.20           --                   --              --
      All contract charges                                     --          262              $ 8,319            2.10%
2013  Lowest contract charge 0.00% Service Class 2        $156.41           --                   --              --
      Highest contract charge 0.00% Service Class 2       $156.41           --                   --              --
      All contract charges                                     --          222              $14,747            1.88%
2012  Lowest contract charge 0.00% Service Class 2        $159.72           --                   --              --
      Highest contract charge 0.00% Service Class 2       $159.72           --                   --              --
      All contract charges                                     --          251              $22,605            3.47%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.00% Service Class 2         27.82%
Highest contract charge 0.00% Service Class 2        27.82%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         17.05%
Highest contract charge 0.00% Service Class 2        17.05%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.66%
Highest contract charge 0.00% Service Class 2         0.66%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         14.92%
Highest contract charge 0.00% Service Class 2        14.92%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Service Class 2         10.23%
Highest contract charge 0.90% Service Class 2         9.23%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         33.25%
Highest contract charge 0.90% Service Class 2        32.05%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         18.25%
Highest contract charge 0.90% Service Class 2        17.18%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          1.36%
Highest contract charge 0.60% Service Class 2         0.75%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         14.54%
Highest contract charge 0.90% Service Class 2 (a)    18.65%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2          0.90%
Highest contract charge 0.00% Service Class 2         0.90%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          5.70%
Highest contract charge 0.00% Service Class 2         5.70%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         13.97%
Highest contract charge 0.00% Service Class 2        13.97%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          3.72%
Highest contract charge 0.00% Service Class 2         3.72%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         13.67%
Highest contract charge 0.00% Service Class 2        13.67%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2          5.62%
Highest contract charge 0.00% Service Class 2         5.62%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         (2.07)%
Highest contract charge 0.00% Service Class 2        (2.07)%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          5.61%
Highest contract charge 0.00% Service Class 2         5.61%
All contract charges                                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                             ---------- ----------------- ------------------- --------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
2011      Lowest contract charge 0.00% Service Class 2        $151.24           --                   --              --
          Highest contract charge 0.00% Service Class 2       $151.24           --                   --              --
          All contract charges                                     --          105              $12,644            2.54%
2010      Lowest contract charge 0.00% Service Class 2        $141.30           --                   --              --
          Highest contract charge 0.00% Service Class 2       $141.30           --                   --              --
          All contract charges                                                 174              $21,980            3.41%
FIDELITY(R) VIP MID CAP PORTFOLIO
          Unit Value 0.00% to 0.90%*
2014      Lowest contract charge 0.00% Service Class 2        $438.39           --                   --              --
          Highest contract charge 0.90% Service Class 2       $159.83           --                   --              --
          All contract charges                                     --          160              $32,742            0.02%
2013      Lowest contract charge 0.00% Service Class 2        $413.45           --                   --              --
          Highest contract charge 0.90% Service Class 2       $152.11           --                   --              --
          All contract charges                                     --          152              $30,675            0.30%
2012      Lowest contract charge 0.00% Service Class 2        $304.30           --                   --              --
          Highest contract charge 0.90% Service Class 2       $112.97           --                   --              --
          All contract charges                                     --          132              $22,666            0.42%
2011      Lowest contract charge 0.00% Service Class 2        $265.62           --                   --              --
          Highest contract charge 0.90% Service Class 2       $ 99.51           --                   --              --
          All contract charges                                     --          149              $27,701            0.02%
2010      Lowest contract charge 0.00% Service Class 2        $297.95           --                   --              --
          Highest contract charge 0.90% Service Class 2       $112.63           --                   --              --
          All contract charges                                     --          244              $53,100            0.16%
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
          Unit Value 0.00% to 0.00%*
2014      Lowest contract charge 0.00% Service Class 2        $100.29           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.29           --                   --              --
          All contract charges                                     --           73              $   999            0.01%
2013      Lowest contract charge 0.00% Service Class 2        $100.28           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.28           --                   --              --
          All contract charges                                     --           69              $ 1,329            0.01%
2012      Lowest contract charge 0.00% Service Class 2        $100.27           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.27           --                   --              --
          All contract charges                                     --          110              $ 1,969            0.01%
2011      Lowest contract charge 0.00% Service Class 2        $100.26           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.26           --                   --              --
          All contract charges                                     --           28              $   756            0.01%
2010      Lowest contract charge 0.00% Service Class 2        $100.25           --                   --              --
          Highest contract charge 0.00% Service Class 2       $100.25           --                   --              --
          All contract charges                                     --           27              $ 1,544            0.03%
FIDELITY(R) VIP VALUE PORTFOLIO
          Unit Value 0.00% to 0.00%*
2014      Lowest contract charge 0.00% Service Class 2        $268.87           --                   --              --
          Highest contract charge 0.00% Service Class 2       $268.87           --                   --              --
          All contract charges                                     --            9              $ 1,519            1.19%
2013      Lowest contract charge 0.00% Service Class 2        $241.99           --                   --              --
          Highest contract charge 0.00% Service Class 2       $241.99           --                   --              --
          All contract charges                                     --            8              $ 1,244            0.93%
2012      Lowest contract charge 0.00% Service Class 2        $183.08           --                   --              --
          Highest contract charge 0.00% Service Class 2       $183.08           --                   --              --
          All contract charges                                     --            5              $   780            1.75%
2011      Lowest contract charge 0.00% Service Class 2        $151.87           --                   --              --
          Highest contract charge 0.00% Service Class 2       $151.87           --                   --              --
          All contract charges                                     --            5              $   551            0.61%
2010      Lowest contract charge 0.00% Service Class 2        $156.05           --                   --              --
          Highest contract charge 0.00% Service Class 2       $156.05           --                   --              --
          All contract charges                                     --           35              $ 5,420            0.80%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.00% Service Class 2          7.03%
Highest contract charge 0.00% Service Class 2         7.03%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          7.55%
Highest contract charge 0.00% Service Class 2         7.55%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Service Class 2          6.03%
Highest contract charge 0.90% Service Class 2         5.08%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         35.87%
Highest contract charge 0.90% Service Class 2        34.65%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         14.56%
Highest contract charge 0.90% Service Class 2        13.53%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2        (10.85)%
Highest contract charge 0.90% Service Class 2       (11.65)%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         28.57%
Highest contract charge 0.90% Service Class 2        24.70%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.01%
Highest contract charge 0.00% Service Class 2         0.01%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2          0.07%
Highest contract charge 0.00% Service Class 2         0.07%
All contract charges                                    --

Unit Value 0.00% to 0.00%*
Lowest contract charge 0.00% Service Class 2         11.11%
Highest contract charge 0.00% Service Class 2        11.11%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         32.18%
Highest contract charge 0.00% Service Class 2        32.18%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         20.55%
Highest contract charge 0.00% Service Class 2        20.55%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         (2.68)%
Highest contract charge 0.00% Service Class 2        (2.68)%
All contract charges                                    --
Lowest contract charge 0.00% Service Class 2         17.52%
Highest contract charge 0.00% Service Class 2        17.52%
All contract charges                                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                     ---------- ----------------- ------------------- -------------- ---------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --              --         6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --              --         6.51%
      All contract charges                                 --            3              $   323            0.74%          --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --              --        30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --              --        30.18%
      All contract charges                                 --            3              $   533            0.60%          --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --              --        27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --              --        27.06%
      All contract charges                                 --            3              $   426            0.43%          --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --              --        (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --              --        (9.04)%
      All contract charges                                 --            2              $   314            0.63%          --
2010  Lowest contract charge 0.00% Service Class 2    $212.80           --                   --              --        26.34%
      Highest contract charge 0.00% Service Class 2   $212.80           --                   --              --        26.34%
      All contract charges                                 --           26              $ 5,402            0.22%          --
FRANKLIN MUTUAL SHARES VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --              --         7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --              --         6.15%
      All contract charges                                 --           99              $11,542            2.06%          --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --              --        28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --              --        27.11%
      All contract charges                                 --          107              $12,070            2.07%          --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --              --        14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --              --        13.21%
      All contract charges                                 --           91              $ 8,442            2.20%          --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --              --        (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --              --        (1.93)%
      All contract charges                                 --           83              $ 8,046            2.49%          --
2010  Lowest contract charge 0.00% Class 2(a)         $103.00           --                   --              --        13.77%
      Highest contract charge 0.90% Class 2(a)        $102.36           --                   --              --        13.15%
      All contract charges                                 --           73              $ 7,154            0.60%          --
FRANKLIN RISING DIVIDENDS VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --              --         8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --              --         7.74%
      All contract charges                                 --          299              $53,364            1.31%          --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --              --        29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --              --        28.53%
      All contract charges                                 --          293              $48,326            1.58%          --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --              --        11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --              --        10.95%
      All contract charges                                 --          254              $32,372            1.61%          --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --              --         6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --              --         5.05%
      All contract charges                                 --          171              $19,522            1.42%          --
2010  Lowest contract charge 0.00% Class 2(a)         $108.47           --                   --              --        17.18%
      Highest contract charge 0.90% Class 2(a)        $107.79           --                   --              --        16.53%
      All contract charges                                 --          161              $17,438            0.01%          --
FRANKLIN SMALL CAP VALUE VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --              --         0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --              --        (0.34)%
      All contract charges                                 --           99              $ 5,650            0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2              $165.79           --                   --              --        36.24%
      Highest contract charge 0.90% Class 2             $160.35           --                   --              --        35.01%
      All contract charges                                   --           83              $ 6,511            1.36%          --
2012  Lowest contract charge 0.00% Class 2              $121.69           --                   --              --        18.39%
      Highest contract charge 0.90% Class 2             $118.77           --                   --              --        17.33%
      All contract charges                                   --           52              $ 2,522            0.80%          --
2011  Lowest contract charge 0.00% Class 2              $102.79           --                   --              --        (3.76)%
      Highest contract charge 0.90% Class 2             $101.23           --                   --              --        (4.63)%
      All contract charges                                   --           22              $ 1,980            0.74%          --
2010  Lowest contract charge 0.00% Class 2(a)           $106.81           --                   --              --        23.02%
      Highest contract charge 0.90% Class 2(a)          $106.14           --                   --              --        22.35%
      All contract charges                                   --            6              $   647              --           --
FRANKLIN STRATEGIC INCOME VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2              $128.09           --                   --              --         1.86%
      Highest contract charge 0.90% Class 2             $122.77           --                   --              --         0.95%
      All contract charges                                   --          226              $28,646            5.79%          --
2013  Lowest contract charge 0.00% Class 2              $125.75           --                   --              --         3.32%
      Highest contract charge 0.90% Class 2             $121.62           --                   --              --         2.38%
      All contract charges                                   --          200              $24,932            6.01%          --
2012  Lowest contract charge 0.00% Class 2              $121.71           --                   --              --        12.75%
      Highest contract charge 0.90% Class 2             $118.79           --                   --              --        11.74%
      All contract charges                                   --          160              $19,404            6.83%          --
2011  Lowest contract charge 0.00% Class 2              $107.95           --                   --              --         2.58%
      Highest contract charge 0.90% Class 2             $106.31           --                   --              --         1.65%
      All contract charges                                   --          103              $11,041            9.09%          --
2010  Lowest contract charge 0.00% Class 2(a)           $105.24           --                   --              --         8.14%
      Highest contract charge 0.90% Class 2(a)          $104.58           --                   --              --         7.54%
      All contract charges                                   --           43              $ 4,514            0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Shares       $179.82           --                   --              --        13.29%
      Highest contract charge 0.90% Service Shares      $172.35           --                   --              --        12.27%
      All contract charges                                   --           59              $10,520            0.90%          --
2013  Lowest contract charge 0.00% Service Shares       $158.73           --                   --              --        32.55%
      Highest contract charge 0.90% Service Shares      $153.52           --                   --              --        31.36%
      All contract charges                                   --           55              $ 8,694            0.50%          --
2012  Lowest contract charge 0.00% Service Shares       $119.75           --                   --              --        18.19%
      Highest contract charge 0.90% Service Shares      $116.87           --                   --              --        17.13%
      All contract charges                                   --           64              $ 7,466            1.17%          --
2011  Lowest contract charge 0.00% Service Shares       $101.32           --                   --              --        (6.59)%
      Highest contract charge 0.90% Service Shares      $ 99.78           --                   --              --        (7.44)%
      All contract charges                                   --           49              $ 4,946            0.60%          --
2010  Lowest contract charge 0.00% Service Shares(a)    $108.47           --                   --              --        23.60%
      Highest contract charge 0.90% Service Shares(a)   $107.80           --                   --              --        22.93%
      All contract charges                                   --           34              $ 3,662            1.14%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Series II            $160.76           --                   --              --        12.54%
      Highest contract charge 0.00% Series II           $160.76           --                   --              --        12.54%
      All contract charges                                   --           49              $ 2,094            1.14%          --
2013  Lowest contract charge 0.00% Series II            $142.85           --                   --              --        30.77%
      Highest contract charge 0.00% Series II           $142.85           --                   --              --        30.77%
      All contract charges                                   --           22              $ 1,324            2.15%          --
2012  Lowest contract charge 0.00% Series II            $109.24           --                   --              --        18.37%
      Highest contract charge 0.00% Series II           $109.24           --                   --              --        18.37%
      All contract charges                                   --            6              $   400            1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                    ---------- ----------------- ------------------- -------------- ---------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2011   Lowest contract charge 0.00% Series II(b)     $ 92.29           --                   --              --        (7.89)%
       Highest contract charge 0.00% Series II(b)    $ 92.29           --                   --              --        (7.89)%
       All contract charges                               --            4              $   103              --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
       Unit Value 0.00% to 0.90%*
2014   Lowest contract charge 0.00% Series II        $155.78           --                   --              --        14.34%
       Highest contract charge 0.90% Series II       $149.31           --                   --              --        13.31%
       All contract charges                               --          284              $30,513            1.51%          --
2013   Lowest contract charge 0.00% Series II        $136.24           --                   --              --         2.44%
       Highest contract charge 0.90% Series II       $131.77           --                   --              --         1.52%
       All contract charges                               --          196              $21,013            3.72%          --
2012   Lowest contract charge 0.00% Series II        $133.00           --                   --              --        27.85%
       Highest contract charge 0.90% Series II       $129.80           --                   --              --        26.70%
       All contract charges                               --          136              $16,595            0.53%          --
2011   Lowest contract charge 0.00% Series II        $104.03           --                   --              --        (6.72)%
       Highest contract charge 0.90% Series II       $102.45           --                   --              --        (7.57)%
       All contract charges                               --           76              $ 7,532            4.49%          --
2010   Lowest contract charge 0.00% Series II(a)     $111.53           --                   --              --        24.88%
       Highest contract charge 0.90% Series II(a)    $110.84           --                   --              --        24.20%
       All contract charges                               --           34              $ 3,778            3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
       Unit Value 0.00% to 0.90%*
2014   Lowest contract charge 0.00% Series II        $140.64           --                   --              --         0.09%
       Highest contract charge 0.90% Series II       $134.79           --                   --              --        (0.82)%
       All contract charges                               --          390              $28,704            1.51%          --
2013   Lowest contract charge 0.00% Series II        $140.51           --                   --              --        18.71%
       Highest contract charge 0.90% Series II       $135.90           --                   --              --        17.65%
       All contract charges                               --          267              $22,026            1.06%          --
2012   Lowest contract charge 0.00% Series II        $118.36           --                   --              --        15.26%
       Highest contract charge 0.90% Series II       $115.51           --                   --              --        14.22%
       All contract charges                               --          200              $15,800            1.38%          --
2011   Lowest contract charge 0.00% Series II        $102.69           --                   --              --        (6.99)%
       Highest contract charge 0.90% Series II       $101.13           --                   --              --        (7.83)%
       All contract charges                               --          129              $12,157            0.97%          --
2010   Lowest contract charge 0.00% Series II(a)     $110.41           --                   --              --        25.38%
       Highest contract charge 0.90% Series II(a)    $109.72           --                   --              --        24.70%
       All contract charges                               --           62              $ 6,575            0.84%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
       Unit Value 0.00% to 0.90%*
2014   Lowest contract charge 0.00% Series II        $145.51           --                   --              --         4.17%
       Highest contract charge 0.90% Series II       $139.47           --                   --              --         3.23%
       All contract charges                               --           27              $ 3,519            0.00%          --
2013   Lowest contract charge 0.00% Series II        $139.69           --                   --              --        28.46%
       Highest contract charge 0.90% Series II       $135.10           --                   --              --        27.31%
       All contract charges                               --           28              $ 3,685            0.54%          --
2012   Lowest contract charge 0.00% Series II        $108.74           --                   --              --        10.62%
       Highest contract charge 0.90% Series II       $106.12           --                   --              --         9.62%
       All contract charges                               --           22              $ 2,311            0.00%          --
2011   Lowest contract charge 0.00% Series II        $ 98.30           --                   --              --        (6.51)%
       Highest contract charge 0.90% Series II       $ 96.81           --                   --              --        (7.34)%
       All contract charges                               --           25              $ 2,430            0.12%          --
2010   Lowest contract charge 0.00% Series II(a)     $105.14           --                   --              --        16.03%
       Highest contract charge 0.90% Series II(a)    $104.48           --                   --              --        15.40%
       All contract charges                               --            9              $   982            0.19%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------------- -------------- ---------
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Series II           $172.43           --                   --              --         2.08%
      Highest contract charge 0.90% Series II          $165.27           --                   --              --         1.17%
      All contract charges                                  --           30              $ 4,096            0.00%          --
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --              --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --              --        35.85%
      All contract charges                                  --           30              $ 4,179            0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --              --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --              --        12.63%
      All contract charges                                  --           26              $ 2,784            0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --              --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --              --        (1.87)%
      All contract charges                                  --           28              $ 2,701              --           --
2010  Lowest contract charge 0.00% Series II(a)        $109.49           --                   --              --        23.63%
      Highest contract charge 0.90% Series II(a)       $108.80           --                   --              --        22.96%
      All contract charges                                  --            5              $   374              --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --              --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --              --         9.84%
      All contract charges                                  --           27              $   701            1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --              --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --              --        29.61%
      All contract charges                                  --           27              $   944            1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --              --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --              --        13.18%
      All contract charges                                  --           13              $   324            0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --              --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --              --        (4.68)%
      All contract charges                                  --           36              $ 1,525            1.21%          --
2010  Lowest contract charge 0.00% Common Shares(a)    $107.00           --                   --              --        23.46%
      Highest contract charge 0.00% Common Shares(a)   $107.00           --                   --              --        23.46%
      All contract charges                                  --           19              $ 1,165              --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --              --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --              --       (11.37)%
      All contract charges                                  --          162              $14,918              --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --              --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --              --        26.61%
      All contract charges                                  --          113              $11,601              --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --              --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --              --         0.47%
      All contract charges                                  --           84              $ 7,689              --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --              --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --              --        (9.90)%
      All contract charges                                  --           89              $ 7,655              --           --
2010  Lowest contract charge 0.00% Common Shares(a)    $114.48           --                   --              --        38.18%
      Highest contract charge 0.90% Common Shares(a)   $113.76           --                   --              --        37.43%
      All contract charges                                  --           19              $ 1,263              --           --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --              --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --              --         0.99%
      All contract charges                                  --          230              $17,934            4.14%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
IVY FUNDS VIP HIGH INCOME (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares(c)     $103.52           --                   --              --         3.73%
      Highest contract charge 0.90% Common Shares(c)    $102.92           --                   --              --         3.15%
      All contract charges                                   --           70              $ 6,145              --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares        $183.25           --                   --              --         7.86%
      Highest contract charge 0.90% Common Shares       $175.64           --                   --              --         6.90%
      All contract charges                                   --          256              $28,520            0.00%          --
2013  Lowest contract charge 0.00% Common Shares        $169.89           --                   --              --        29.94%
      Highest contract charge 0.90% Common Shares       $164.31           --                   --              --        28.77%
      All contract charges                                   --          217              $24,177            0.00%          --
2012  Lowest contract charge 0.00% Common Shares        $130.74           --                   --              --        13.56%
      Highest contract charge 0.90% Common Shares       $127.60           --                   --              --        12.53%
      All contract charges                                   --          153              $14,558            0.00%          --
2011  Lowest contract charge 0.00% Common Shares        $115.13           --                   --              --        (0.56)%
      Highest contract charge 0.90% Common Shares       $113.39           --                   --              --        (1.45)%
      All contract charges                                   --          101              $10,980            3.11%          --
2010  Lowest contract charge 0.00% Common Shares(a)     $115.78           --                   --              --        29.49%
      Highest contract charge 0.90% Common Shares(a)    $115.06           --                   --              --        28.79%
      All contract charges                                   --           38              $ 3,775              --           --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares        $205.12           --                   --              --         2.92%
      Highest contract charge 0.90% Common Shares       $134.77           --                   --              --         1.98%
      All contract charges                                   --          195              $22,263            0.00%          --
2013  Lowest contract charge 0.00% Common Shares        $199.31           --                   --              --        56.38%
      Highest contract charge 0.90% Common Shares       $132.15           --                   --              --        30.38%
      All contract charges                                   --          137              $16,143            0.00%          --
2012  Lowest contract charge 0.00% Common Shares        $127.45           --                   --              --        27.83%
      Highest contract charge 0.00% Common Shares       $127.45           --                   --              --        27.83%
      All contract charges                                   --           33              $ 2,665            0.00%          --
2011  Lowest contract charge 0.00% Common Shares        $ 99.70           --                   --              --        (5.77)%
      Highest contract charge 0.00% Common Shares       $ 99.70           --                   --              --        (5.77)%
      All contract charges                                   --           48              $ 4,353            3.40%          --
2010  Lowest contract charge 0.00% Common Shares(a)     $105.81           --                   --              --        18.82%
      Highest contract charge 0.00% Common Shares(a)    $105.81           --                   --              --        18.82%
      All contract charges                                   --           37              $ 3,754            0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Common Shares        $155.45           --                   --              --         1.59%
      Highest contract charge 0.90% Common Shares       $148.99           --                   --              --         0.68%
      All contract charges                                   --           49              $ 5,917            0.00%          --
2013  Lowest contract charge 0.00% Common Shares        $153.01           --                   --              --        43.36%
      Highest contract charge 0.90% Common Shares       $147.99           --                   --              --        42.08%
      All contract charges                                   --           52              $ 6,647            0.00%          --
2012  Lowest contract charge 0.00% Common Shares        $106.73           --                   --              --         5.16%
      Highest contract charge 0.90% Common Shares       $104.16           --                   --              --         4.21%
      All contract charges                                   --           40              $ 4,028            0.00%          --
2011  Lowest contract charge 0.00% Common Shares        $101.49           --                   --              --       (10.61)%
      Highest contract charge 0.90% Common Shares       $ 99.95           --                   --              --       (11.41)%
      All contract charges                                   --           43              $ 4,084            0.84%          --
2010  Lowest contract charge 0.00% Common Shares(a)     $113.53           --                   --              --        27.53%
      Highest contract charge 0.90% Common Shares(a)    $112.82           --                   --              --        26.83%
      All contract charges                                   --           18              $ 1,854              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                  UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Shares       $107.44           --                   --              --        (4.63)%
      Highest contract charge 0.90% Service Shares      $102.97           --                   --              --        (5.50)%
      All contract charges                                   --          495              $45,474            1.66%          --
2013  Lowest contract charge 0.00% Service Shares       $112.66           --                   --              --        (1.24)%
      Highest contract charge 0.90% Service Shares      $108.96           --                   --              --        (2.14)%
      All contract charges                                   --          463              $46,651            1.42%          --
2012  Lowest contract charge 0.00% Service Shares       $114.08           --                   --              --        22.05%
      Highest contract charge 0.90% Service Shares      $111.34           --                   --              --        20.96%
      All contract charges                                   --          414              $44,521            1.63%          --
2011  Lowest contract charge 0.00% Service Shares       $ 93.47           --                   --              --       (18.04)%
      Highest contract charge 0.90% Service Shares      $ 92.05           --                   --              --       (18.77)%
      All contract charges                                   --          359              $32,646            2.12%          --
2010  Lowest contract charge 0.00% Service Shares(a)    $114.04           --                   --              --        29.93%
      Highest contract charge 0.90% Service Shares(a)   $113.32           --                   --              --        29.22%
      All contract charges                                   --          237              $25,870            2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class        $157.06           --                   --              --         1.13%
      Highest contract charge 0.90% Service Class       $150.54           --                   --              --         0.23%
      All contract charges                                   --          483              $57,722            1.86%          --
2013  Lowest contract charge 0.00% Service Class        $155.30           --                   --              --        27.63%
      Highest contract charge 0.90% Service Class       $150.20           --                   --              --        26.48%
      All contract charges                                   --          400              $52,025            1.49%          --
2012  Lowest contract charge 0.00% Service Class        $121.68           --                   --              --        15.93%
      Highest contract charge 0.90% Service Class       $118.75           --                   --              --        14.89%
      All contract charges                                   --          263              $28,328            1.42%          --
2011  Lowest contract charge 0.00% Service Class        $104.96           --                   --              --        (1.78)%
      Highest contract charge 0.90% Service Class       $103.36           --                   --              --        (2.67)%
      All contract charges                                   --          240              $23,500            1.11%          --
2010  Lowest contract charge 0.00% Service Class(a)     $106.86           --                   --              --        21.59%
      Highest contract charge 0.90% Service Class(a)    $106.19           --                   --              --        20.93%
      All contract charges                                   --          210              $21,007              --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Service Class        $179.06           --                   --              --        11.11%
      Highest contract charge 0.90% Service Class       $171.62           --                   --              --        10.11%
      All contract charges                                   --           13              $ 2,206            0.29%          --
2013  Lowest contract charge 0.00% Service Class        $161.15           --                   --              --        30.05%
      Highest contract charge 0.90% Service Class       $155.86           --                   --              --        28.88%
      All contract charges                                   --           12              $ 1,948            0.44%          --
2012  Lowest contract charge 0.00% Service Class        $123.91           --                   --              --        16.69%
      Highest contract charge 0.90% Service Class       $120.93           --                   --              --        15.63%
      All contract charges                                   --           12              $ 1,496            0.24%          --
2011  Lowest contract charge 0.00% Service Class        $106.19           --                   --              --         0.37%
      Highest contract charge 0.90% Service Class       $104.58           --                   --              --        (0.53)%
      All contract charges                                   --            7              $   819            0.52%          --
2010  Lowest contract charge 0.00% Service Class(a)     $105.80           --                   --              --        17.98%
      Highest contract charge 0.90% Service Class(a)    $105.14           --                   --              --        17.34%
      All contract charges                                   --            5              $   570              --           --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.80%*
2014  Lowest contract charge 0.00% Service Class        $173.74           --                   --              --        10.71%
      Highest contract charge 0.80% Service Class       $167.31           --                   --              --         9.83%
      All contract charges                                   --           12              $ 2,089            0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------------- -------------- ---------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --              --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --              --        30.69%
      All contract charges                                  --           10             $  1,500            1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --              --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --              --        17.88%
      All contract charges                                  --            5             $    647            1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --              --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --              --        (3.00)%
      All contract charges                                  --            2             $    193            0.80%          --
2010  Lowest contract charge 0.00% Service Class(a)    $102.73           --                   --              --        16.59%
      Highest contract charge 0.90% Service Class(a)   $102.09           --                   --              --        15.96%
      All contract charges                                  --            1             $     66              --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --              --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --              --        12.47%
      All contract charges                                  --           71             $  1,860            1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --              --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --              --        20.22%
      All contract charges                                  --           48             $  1,452            2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --              --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --              --        13.21%
      All contract charges                                  --           36             $    909            7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --              --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --              --         6.51%
      All contract charges                                  --           19             $    700            3.74%          --
2010  Lowest contract charge 0.00% Service Class(a)    $111.38           --                   --              --        24.51%
      Highest contract charge 0.00% Service Class(a)   $111.38           --                   --              --        24.51%
      All contract charges                                  --            1             $    112              --           --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class A             $278.73           --                   --              --        10.66%
      Highest contract charge 0.90% Class A            $282.12           --                   --              --         9.67%
      All contract charges                                  --          585             $389,941            0.10%          --
2013  Lowest contract charge 0.00% Class A             $251.87           --                   --              --        37.20%
      Highest contract charge 0.90% Class A            $257.24           --                   --              --        35.96%
      All contract charges                                  --          630             $384,363            0.11%          --
2012  Lowest contract charge 0.00% Class A             $183.58           --                   --              --        14.20%
      Highest contract charge 0.90% Class A            $189.20           --                   --              --        13.17%
      All contract charges                                  --          699             $312,057            0.23%          --
2011  Lowest contract charge 0.00% Class A             $160.75           --                   --              --        (6.05)%
      Highest contract charge 0.90% Class A            $167.18           --                   --              --        (6.89)%
      All contract charges                                  --          764             $303,259            0.15%          --
2010  Lowest contract charge 0.00% Class A             $171.10           --                   --              --        17.91%
      Highest contract charge 0.90% Class A            $179.55           --                   --              --        16.85%
      All contract charges                                  --          870             $363,738            0.86%
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class B             $141.96           --                   --              --        10.66%
      Highest contract charge 0.60% Class B            $129.76           --                   --              --        10.00%
      All contract charges                                  --          203             $ 27,000            0.10%          --
2013  Lowest contract charge 0.00% Class B             $128.28           --                   --              --        37.14%
      Highest contract charge 0.60% Class B            $117.96           --                   --              --        36.32%
      All contract charges                                  --          222             $ 26,718            0.11%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --              --        14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --              --        13.51%
      All contract charges                         --          235              $20,720            0.23%          --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --              --        (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --              --        (6.83)%
      All contract charges                         --          259              $20,033            0.15%          --
2010  Lowest contract charge 0.00% Class B    $ 87.39           --                   --              --        17.61%
      Highest contract charge 0.90% Class B   $ 78.80           --                   --              --        16.56%
      All contract charges                         --          283              $23,448            0.86%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --              --         3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --              --         3.13%
      All contract charges                         --          167              $22,443            2.07%          --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --              --        (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --              --        (2.98)%
      All contract charges                         --          156              $22,518            1.53%          --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --              --         5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --              --         4.84%
      All contract charges                         --          159              $24,734            2.06%          --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --              --         6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --              --         5.44%
      All contract charges                         --          170              $25,718            2.61%          --
2010  Lowest contract charge 0.00% Class A    $149.28           --                   --              --         6.47%
      Highest contract charge 0.60% Class A   $149.14           --                   --              --         5.83%
      All contract charges                         --          187              $26,807            2.84%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --              --         3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --              --         2.81%
      All contract charges                         --          327              $53,881            2.07%          --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --              --        (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --              --        (3.23)%
      All contract charges                         --          348              $55,539            1.53%          --
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --              --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --              --         4.52%
      All contract charges                         --          387              $63,352            2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --              --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --              --         4.85%
      All contract charges                         --          414              $64,265            2.61%          --
2010  Lowest contract charge 0.00% Class B    $154.18           --                   --              --         6.20%
      Highest contract charge 0.90% Class B   $142.14           --                   --              --         5.25%
      All contract charges                         --          509              $75,116            2.84%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --              --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --              --         4.22%
      All contract charges                         --           33              $11,863            0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --              --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --              --        39.31%
      All contract charges                         --           36              $12,410            0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --              --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --              --        14.76%
      All contract charges                         --           39              $ 9,635            0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --              --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --              --        (8.21)%
      All contract charges                         --           43              $ 9,091              --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $232.43           --                   --              --        27.20%
      Highest contract charge 0.60% Class A   $134.60           --                   --              --        26.44%
      All contract charges                         --           47              $10,811              --           --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --              --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --              --         3.92%
      All contract charges                         --          103              $21,132            0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --              --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --              --        38.91%
      All contract charges                         --          115              $22,530            0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --              --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --              --        14.41%
      All contract charges                         --          129              $17,782            0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --              --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --              --        (8.71)%
      All contract charges                         --          133              $16,020              --           --
2010  Lowest contract charge 0.00% Class B    $205.79           --                   --              --        26.88%
      Highest contract charge 0.90% Class B   $122.48           --                   --              --        25.74%
      All contract charges                         --          153              $19,965              --           --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --              --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --              --         4.70%
      All contract charges                         --           43              $11,401            0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --              --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --              --        34.78%
      All contract charges                         --           49              $12,048            0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --              --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --              --        14.13%
      All contract charges                         --           52              $10,487            0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --              --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --              --       (13.63)%
      All contract charges                         --           52              $ 9,552            0.06%          --
2010  Lowest contract charge 0.00% Class A    $262.21           --                   --              --        25.23%
      Highest contract charge 0.60% Class A   $164.93           --                   --              --        24.48%
      All contract charges                         --           54              $11,972            0.80%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B    $244.76           --                   --              --         5.34%
      Highest contract charge 0.90% Class B   $217.62           --                   --              --         4.39%
      All contract charges                         --          171              $39,089            0.44%          --
2013  Lowest contract charge 0.00% Class B    $232.36           --                   --              --        35.59%
      Highest contract charge 0.90% Class B   $208.47           --                   --              --        34.38%
      All contract charges                         --          183              $39,817            0.35%          --
2012  Lowest contract charge 0.00% Class B    $171.37           --                   --              --        14.82%
      Highest contract charge 0.90% Class B   $155.14           --                   --              --        13.78%
      All contract charges                         --          211              $34,090            0.37%          --
2011  Lowest contract charge 0.00% Class B    $149.25           --                   --              --       (13.33)%
      Highest contract charge 0.90% Class B   $136.35           --                   --              --       (14.11)%
      All contract charges                         --          238              $33,687            0.06%          --
2010  Lowest contract charge 0.00% Class B    $172.21           --                   --              --        24.91%
      Highest contract charge 0.90% Class B   $158.75           --                   --              --        23.79%
      All contract charges                         --          291              $47,906            0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                   ---------- ----------------- ------------------- -------------- ---------
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2014  Lowest contract charge 0.00% Class A          $438.98           --                   --              --        13.55%
      Highest contract charge 0.60% Class A         $227.06           --                   --              --        12.86%
      All contract charges                               --           46              $16,479            0.00%          --
2013  Lowest contract charge 0.00% Class A          $386.60           --                   --              --        35.59%
      Highest contract charge 0.60% Class A         $201.18           --                   --              --        34.78%
      All contract charges                               --           43              $15,169            0.00%          --
2012  Lowest contract charge 0.00% Class A          $285.13           --                   --              --        13.43%
      Highest contract charge 0.60% Class A         $149.27           --                   --              --        12.74%
      All contract charges                               --           47              $12,141            0.00%          --
2011  Lowest contract charge 0.00% Class A          $251.38           --                   --              --        (4.58)%
      Highest contract charge 0.60% Class A         $132.40           --                   --              --        (5.14)%
      All contract charges                               --           51              $12,242              --           --
2010  Lowest contract charge 0.00% Class A          $263.44           --                   --              --        18.00%
      Highest contract charge 0.60% Class A         $139.58           --                   --              --        17.29%
      All contract charges                               --           51              $12,775              --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class B          $356.88           --                   --              --        13.55%
      Highest contract charge 0.90% Class B         $195.59           --                   --              --        12.53%
      All contract charges                               --          331              $73,397            0.00%          --
2013  Lowest contract charge 0.00% Class B          $314.29           --                   --              --        35.59%
      Highest contract charge 0.90% Class B         $173.81           --                   --              --        34.37%
      All contract charges                               --          353              $69,150            0.00%          --
2012  Lowest contract charge 0.00% Class B          $231.80           --                   --              --        13.43%
      Highest contract charge 0.90% Class B         $129.35           --                   --              --        12.40%
      All contract charges                               --          403              $57,987            0.00%          --
2011  Lowest contract charge 0.00% Class B          $204.36           --                   --              --        (4.82)%
      Highest contract charge 0.90% Class B         $115.08           --                   --              --        (5.67)%
      All contract charges                               --          465              $59,503              --           --
2010  Lowest contract charge 0.00% Class B          $214.70           --                   --              --        17.70%
      Highest contract charge 0.90% Class B         $122.00           --                   --              --        16.65%
      All contract charges                               --          502              $68,052              --           --
NATURAL RESOURCES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class II         $ 69.31           --                   --              --       (19.79)%
      Lowest contract charge 0.00% Class II         $ 69.31           --                   --              --       (19.79)%
      All contract charges                               --          141              $ 7,525            0.00%          --
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --         9.75%
      Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --         9.76%
      All contract charges                               --          123              $ 9,220            0.00%          --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --        (2.92)%
      Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --        (2.92)%
      All contract charges                               --          175              $13,286            0.00%          --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --       (19.34)%
      Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --       (19.34)%
      All contract charges                               --          302              $24,330              --           --
2010  Lowest contract charge 0.00% Class II         $100.55           --                   --              --        27.48%
      Lowest contract charge 0.00% Class II         $100.55           --                   --              --        27.48%
      All contract charges                               --          383              $38,117            0.07%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --       (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --       (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                    ---------- ----------------- ------------------- -------------- ---------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
(CONTINUED)
2013  Lowest contract charge 0.00% Advisor Class     $102.96           --                   --              --       (14.71)%
      Highest contract charge 0.90% Advisor Class    $ 99.58           --                   --              --       (15.48)%
      All contract charges                                --           98              $10,045            1.64%          --
2012  Lowest contract charge 0.00% Advisor Class     $120.72           --                   --              --         5.12%
      Highest contract charge 0.90% Advisor Class    $117.82           --                   --              --         4.18%
      All contract charges                                --           88              $10,567            2.47%          --
2011  Lowest contract charge 0.00% Advisor Class     $114.84           --                   --              --        (7.54)%
      Highest contract charge 0.90% Advisor Class    $113.09           --                   --              --        (8.38)%
      All contract charges                                --           69              $ 7,846           14.44%          --
2010  Lowest contract charge 0.00% Advisor Class(a)  $124.21           --                   --              --        35.40%
      Highest contract charge 0.90% Advisor
       Class(a)                                      $123.43           --                   --              --        34.68%
      All contract charges                                --           24              $ 2,992            9.67%          --
PIMCO REAL RETURN PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Advisor Class     $119.04           --                   --              --         2.99%
      Highest contract charge 0.90% Advisor Class    $114.09           --                   --              --         2.07%
      All contract charges                                --          281              $25,631            1.29%          --
2013  Lowest contract charge 0.00% Advisor Class     $115.58           --                   --              --        (9.31)%
      Highest contract charge 0.90% Advisor Class    $111.78           --                   --              --       (10.12)%
      All contract charges                                --          320              $29,938            1.51%          --
2012  Lowest contract charge 0.00% Advisor Class     $127.44           --                   --              --         8.65%
      Highest contract charge 0.90% Advisor Class    $124.37           --                   --              --         7.67%
      All contract charges                                --          366              $40,719            0.92%          --
2011  Lowest contract charge 0.00% Advisor Class     $117.29           --                   --              --        11.57%
      Highest contract charge 0.90% Advisor Class    $115.51           --                   --              --        10.57%
      All contract charges                                --          263              $26,875            1.76%          --
2010  Lowest contract charge 0.00% Advisor Class(a)  $105.13           --                   --              --         3.84%
      Highest contract charge 0.90% Advisor
       Class(a)                                      $104.47           --                   --              --         3.27%
      All contract charges                                --          116              $ 9,350            2.45%          --
PIMCO TOTAL RETURN PORTFOLIO
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Advisor Class     $121.00           --                   --              --         4.18%
      Highest contract charge 0.90% Advisor Class    $115.98           --                   --              --         3.24%
      All contract charges                                --          811              $63,291            2.08%          --
2013  Lowest contract charge 0.00% Advisor Class     $116.15           --                   --              --        (2.06)%
      Highest contract charge 0.90% Advisor Class    $112.34           --                   --              --        (2.94)%
      All contract charges                                --          873              $66,772            2.11%          --
2012  Lowest contract charge 0.00% Advisor Class     $118.59           --                   --              --         9.49%
      Highest contract charge 0.90% Advisor Class    $115.74           --                   --              --         8.51%
      All contract charges                                --          816              $70,878            2.48%          --
2011  Lowest contract charge 0.00% Advisor Class     $108.31           --                   --              --         3.51%
      Highest contract charge 0.90% Advisor Class    $106.66           --                   --              --         2.58%
      All contract charges                                --          532              $54,786            2.54%          --
2010  Lowest contract charge 0.00% Advisor Class(a)  $104.64           --                   --              --         3.97%
      Highest contract charge 0.90% Advisor
       Class(a)                                      $103.98           --                   --              --         3.40%
      All contract charges                                --          367              $37,174            6.61%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class II          $164.58           --                   --              --         7.11%
      Highest contract charge 0.90% Class II         $157.74           --                   --              --         6.14%
      All contract charges                                --          127              $20,537            1.50%          --
2013  Lowest contract charge 0.00% Class II          $153.66           --                   --              --        29.41%
      Highest contract charge 0.90% Class II         $148.62           --                   --              --        28.24%
      All contract charges                                --          136              $20,548            1.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                    ---------- ----------------- ------------------- -------------- ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
(CONTINUED)
2012  Lowest contract charge 0.00% Class II          $118.74           --                   --              --        16.92%
      Highest contract charge 0.90% Class II         $115.89           --                   --              --        15.87%
      All contract charges                                --          111              $13,048            1.98%          --
2011  Lowest contract charge 0.00% Class II          $101.56           --                   --              --        (1.01)%
      Highest contract charge 0.90% Class II         $100.02           --                   --              --        (1.90)%
      All contract charges                                --           93              $ 9,413            1.61%          --
2010  Lowest contract charge 0.00% Class II(a)       $102.60           --                   --              --        16.44%
      Highest contract charge 0.90% Class II(a)      $101.96           --                   --              --        15.80%
      All contract charges                                --           52              $ 5,337            1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class II          $304.22           --                   --              --        31.23%
      Highest contract charge 0.00% Class II         $304.22           --                   --              --        31.23%
      All contract charges                                --           66              $ 6,008              --           --
2013  Lowest contract charge 0.00% Class II          $231.83           --                   --              --        50.51%
      Highest contract charge 0.00% Class II         $231.83           --                   --              --        50.51%
      All contract charges                                --           49              $ 5,013              --           --
2012  Lowest contract charge 0.00% Class II          $154.03           --                   --              --        31.00%
      Highest contract charge 0.00% Class II         $154.03           --                   --              --        31.00%
      All contract charges                                --           22              $ 2,484              --           --
2011  Lowest contract charge 0.00% Class II          $117.58           --                   --              --        10.38%
      Highest contract charge 0.00% Class II         $117.58           --                   --              --        10.38%
      All contract charges                                --           23              $ 2,213              --           --
2010  Lowest contract charge 0.00% Class II(a)       $106.52           --                   --              --        18.99%
      Highest contract charge 0.00% Class II(a)      $106.52           --                   --              --        18.99%
      All contract charges                                --            7              $   769              --           --
TARGET 2015 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B           $136.70           --                   --              --         2.96%
      Lowest contract charge 0.00% Class B           $136.70           --                   --              --         2.96%
      All contract charges                                --            2              $    38            0.78%          --
2013  Lowest contract charge 0.00% Class B           $132.77           --                   --              --        14.07%
      Lowest contract charge 0.00% Class B           $132.77           --                   --              --        14.07%
      All contract charges                                --            2              $   118            0.59%          --
2012  Lowest contract charge 0.00% Class B           $116.39           --                   --              --        10.86%
      Lowest contract charge 0.00% Class B           $116.39           --                   --              --        10.86%
      All contract charges                                --            7              $   661            0.31%          --
2011  Lowest contract charge 0.00% Class B           $104.99           --                   --              --        (2.81)%
      Lowest contract charge 0.00% Class B           $104.99           --                   --              --        (2.81)%
      All contract charges                                --           30              $ 3,123            1.52%          --
2010  Lowest contract charge 0.00% Class B           $108.03           --                   --              --        10.73%
      Lowest contract charge 0.00% Class B           $108.03           --                   --              --        10.73%
      All contract charges                                --           58              $ 6,259            2.22%          --
TARGET 2025 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B           $141.87           --                   --              --         4.03%
      Lowest contract charge 0.00% Class B           $141.87           --                   --              --         4.03%
      All contract charges                                --           46              $   915            1.55%          --
2013  Lowest contract charge 0.00% Class B           $136.37           --                   --              --        19.10%
      Lowest contract charge 0.00% Class B           $136.37           --                   --              --        19.10%
      All contract charges                                --           27              $   506            1.01%          --
2012  Lowest contract charge 0.00% Class B           $114.50           --                   --              --        12.85%
      Lowest contract charge 0.00% Class B           $114.50           --                   --              --        12.85%
      All contract charges                                --           23              $ 1,025            0.27%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION       INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------------- -------------- ---------
TARGET 2025 ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class B       $101.46          --                   --               --        (3.91)%
      Lowest contract charge 0.00% Class B       $101.46          --                   --               --        (3.91)%
      All contract charges                            --          55               $5,145             1.44%          --
2010  Lowest contract charge 0.00% Class B       $105.59          --                   --               --        11.94%
      Lowest contract charge 0.00% Class B       $105.59          --                   --               --        11.94%
      All contract charges                            --          71               $7,295             3.51%          --
TARGET 2035 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B       $144.81          --                   --               --         4.49%
      Lowest contract charge 0.00% Class B       $144.81          --                   --               --         4.49%
      All contract charges                            --          18               $  934             1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59          --                   --               --        22.25%
      Lowest contract charge 0.00% Class B       $138.59          --                   --               --        22.25%
      All contract charges                            --          12               $  760             2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37          --                   --               --        14.11%
      Lowest contract charge 0.00% Class B       $113.37          --                   --               --        14.11%
      All contract charges                            --           8               $  263             0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35          --                   --               --        (4.64)%
      Lowest contract charge 0.00% Class B       $ 99.35          --                   --               --        (4.64)%
      All contract charges                            --          76               $7,180             1.43%          --
2010  Lowest contract charge 0.00% Class B       $104.18          --                   --               --        12.73%
      Lowest contract charge 0.00% Class B       $104.18          --                   --               --        12.73%
      All contract charges                            --          65               $6,616             3.41%          --
TARGET 2045 ALLOCATION
      Unit Value 0.00% to 0.00%*
2014  Lowest contract charge 0.00% Class B       $145.92          --                   --               --         4.77%
      Lowest contract charge 0.00% Class B       $145.92          --                   --               --         4.77%
      All contract charges                            --           9               $  259             1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27          --                   --               --        25.22%
      Lowest contract charge 0.00% Class B       $139.27          --                   --               --        25.22%
      All contract charges                            --           7               $  209             1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22          --                   --               --        15.43%
      Lowest contract charge 0.00% Class B       $111.22          --                   --               --        15.43%
      All contract charges                            --           9               $  349             0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35          --                   --               --        (5.53)%
      Lowest contract charge 0.00% Class B       $ 96.35          --                   --               --        (5.53)%
      All contract charges                            --          16               $1,148             1.10%          --
2010  Lowest contract charge 0.00% Class B       $101.99          --                   --               --        13.28%
      Lowest contract charge 0.00% Class B       $101.99          --                   --               --        13.28%
      All contract charges                            --          14               $1,246             3.51%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2       $ 98.21          --                   --               --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13          --                   --               --        (9.21)%
      All contract charges                            --          99               $9,492             1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20          --                   --               --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68          --                   --               --        (1.82)%
      All contract charges                            --          92               $9,698             1.95%          --
2012  Lowest contract charge 0.00% Class 2       $108.20          --                   --               --        13.16%
      Highest contract charge 0.90% Class 2      $105.60          --                   --               --        12.14%
      All contract charges                            --          91               $9,640             1.42%          --
2011  Lowest contract charge 0.00% Class 2       $ 95.62          --                   --               --       (15.85)%
      Highest contract charge 0.90% Class 2      $ 94.17          --                   --               --       (16.61)%
      All contract charges                            --          79               $7,494             1.03%          --
2010  Lowest contract charge 0.00% Class 2(a)    $113.63          --                   --               --        34.35%
      Highest contract charge 0.90% Class 2(a)   $112.93          --                   --               --        33.61%
      All contract charges                            --          38               $4,357             0.10%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                    UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                         UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                         ---------- ----------------- ------------------- --------------
TEMPLETON GLOBAL BOND VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2                $124.14           --                   --              --
      Highest contract charge 0.90% Class 2               $118.99           --                   --              --
      All contract charges                                     --          515              $47,540            5.01%
2013  Lowest contract charge 0.00% Class 2                $121.91           --                   --              --
      Highest contract charge 0.90% Class 2               $117.90           --                   --              --
      All contract charges                                     --          531              $54,314            5.00%
2012  Lowest contract charge 0.00% Class 2                $119.95           --                   --              --
      Highest contract charge 0.90% Class 2               $117.07           --                   --              --
      All contract charges                                     --          627              $71,476            6.27%
2011  Lowest contract charge 0.00% Class 2                $104.25           --                   --              --
      Highest contract charge 0.90% Class 2               $102.67           --                   --              --
      All contract charges                                     --          558              $56,997            5.42%
2010  Lowest contract charge 0.00% Class 2(a)             $105.16           --                   --              --
      Highest contract charge 0.90% Class 2(a)            $104.51           --                   --              --
      All contract charges                                     --          165              $17,145            0.05%
TEMPLETON GROWTH VIP FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class 2                $149.46           --                   --              --
      Highest contract charge 0.90% Class 2               $143.25           --                   --              --
      All contract charges                                     --           36              $ 5,379            1.34%
2013  Lowest contract charge 0.00% Class 2                $153.79           --                   --              --
      Highest contract charge 0.90% Class 2               $148.74           --                   --              --
      All contract charges                                     --           29              $ 4,333            2.50%
2012  Lowest contract charge 0.00% Class 2                $117.56           --                   --              --
      Highest contract charge 0.90% Class 2               $114.73           --                   --              --
      All contract charges                                     --           11              $ 1,364            2.11%
2011  Lowest contract charge 0.00% Class 2                $ 97.10           --                   --              --
      Highest contract charge 0.90% Class 2               $ 95.63           --                   --              --
      All contract charges                                     --           10              $ 1,008            1.34%
2010  Lowest contract charge 0.00% Class 2(a)             $104.38           --                   --              --
      Highest contract charge 0.90% Class 2(a)            $103.73           --                   --              --
      All contract charges                                     --            3              $   326            0.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.00% to 0.90%*
2014  Lowest contract charge 0.00% Class S Shares         $ 89.52           --                   --              --
      Highest contract charge 0.90% Class S Shares        $ 85.80           --                   --              --
      All contract charges                                     --          127              $11,178            0.00%
2013  Lowest contract charge 0.00% Class S Shares         $110.99           --                   --              --
      Highest contract charge 0.90% Class S Shares        $107.34           --                   --              --
      All contract charges                                     --          115              $12,630            0.51%
2012  Lowest contract charge 0.00% Class S Shares         $100.63           --                   --              --
      Highest contract charge 0.90% Class S Shares        $ 98.21           --                   --              --
      All contract charges                                     --          118              $11,742            0.65%
2011  Lowest contract charge 0.00% Class S Shares         $ 97.60           --                   --              --
      Highest contract charge 0.90% Class S Shares        $ 96.11           --                   --              --
      All contract charges                                     --          102              $ 9,923            0.63%
2010  Lowest contract charge 0.00% Class S Shares(a)      $117.15           --                   --              --
      Highest contract charge 0.90% Class S Shares(a)     $116.42           --                   --              --
      All contract charges                                     --           35              $ 4,065              --
VANGUARD VARIABLE INSURANCE FUND--EQUITY INDEX PORTFOLIO
      Unit Value 0.60%*
2014  Lowest contract charge 0.60% Investor Share Class   $211.12           --                   --              --
      Highest contract charge 0.60% Investor Share
       Class                                              $211.12           --                   --              --
      All contract charges                                     --           36              $ 7,580            1.67%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 2                  1.83%
Highest contract charge 0.90% Class 2                 0.92%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                  1.63%
Highest contract charge 0.90% Class 2                 0.71%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 15.06%
Highest contract charge 0.90% Class 2                14.03%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 (0.87)%
Highest contract charge 0.90% Class 2                (1.76)%
All contract charges                                    --
Lowest contract charge 0.00% Class 2(a)              11.61%
Highest contract charge 0.90% Class 2(a)             11.00%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 2                 (2.82)%
Highest contract charge 0.90% Class 2                (3.69)%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 30.82%
Highest contract charge 0.90% Class 2                29.64%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 21.07%
Highest contract charge 0.90% Class 2                19.97%
All contract charges                                    --
Lowest contract charge 0.00% Class 2                 (6.97)%
Highest contract charge 0.90% Class 2                (7.81)%
All contract charges                                    --
Lowest contract charge 0.00% Class 2(a)              19.84%
Highest contract charge 0.90% Class 2(a)             19.19%
All contract charges                                    --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class S Shares         (19.34)%
Highest contract charge 0.90% Class S Shares        (20.07)%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares          10.30%
Highest contract charge 0.90% Class S Shares          9.30%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares           3.10%
Highest contract charge 0.90% Class S Shares          2.18%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares         (16.69)%
Highest contract charge 0.90% Class S Shares        (17.45)%
All contract charges                                    --
Lowest contract charge 0.00% Class S Shares(a)       42.78%
Highest contract charge 0.90% Class S Shares(a)      41.99%
All contract charges                                    --

Unit Value 0.60%*
Lowest contract charge 0.60% Investor Share Class    12.83%
Highest contract charge 0.60% Investor Share
 Class                                               12.83%
All contract charges                                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2014

8. Financial Highlights (Concluded)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                    UNITS OUTSTANDING    ACCUMULATION       INVESTMENT
                                                         UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO**
                                                         ---------- ----------------- ------------------- --------------
VANGUARD VARIABLE INSURANCE FUND--EQUITY INDEX PORTFOLIO
(CONTINUED)
2013  Lowest contract charge 0.60% Investor Share Class   $187.12          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $187.12          --                   --               --
      All contract charges                                     --          34               $6,456             4.22%
2012  Lowest contract charge 0.60% Investor Share Class   $142.42          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $142.42          --                   --               --
      All contract charges                                     --          33               $4,681             1.76%
2011  Lowest contract charge 0.60% Investor Share Class   $123.67          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $123.67          --                   --               --
      All contract charges                                     --          29               $3,537             1.67%
2010  Lowest contract charge 0.60% Investor Share Class   $122.06          --                   --               --
      Highest contract charge 0.60% Investor Share
       Class                                              $122.06          --                   --               --
      All contract charges                                     --          51               $6,230             1.98%

                                                   ---------
                                                     TOTAL
                                                   RETURN***
                                                   ---------


Lowest contract charge 0.60% Investor Share Class    31.39%
Highest contract charge 0.60% Investor Share
 Class                                               31.39%
All contract charges                                    --
Lowest contract charge 0.60% Investor Share Class    15.16%
Highest contract charge 0.60% Investor Share
 Class                                               15.16%
All contract charges                                    --
Lowest contract charge 0.60% Investor Share Class     1.32%
Highest contract charge 0.60% Investor Share
 Class                                                1.32%
All contract charges                                    --
Lowest contract charge 0.60% Investor Share Class    14.22%
Highest contract charge 0.60% Investor Share
 Class                                               14.22%
All contract charges                                    --


-----------
  (a)Units were made available on May 24, 2010.
  (b)Units were made available on May 2, 2011.
  (c)Units were made available on May 20, 2013.
  (d)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (e)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (f)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (g)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (h)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  * This ratio represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2014 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2014 and 2013.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2014, 2013 and 2012............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2014, 2013 and 2012. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2014, 2013 and 2012...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2014, 2013 and 2012.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2014 and December 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2015

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2014 AND 2013

                                                                                        2014       2013
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,034 $   29,419
 Mortgage loans on real estate......................................................      6,463      5,684
 Policy loans.......................................................................      3,408      3,434
 Other equity investments...........................................................      1,757      1,866
 Trading securities.................................................................      5,143      4,221
 Other invested assets..............................................................      1,978      1,353
                                                                                     ---------- ----------
   Total investments................................................................     51,783     45,977
Cash and cash equivalents...........................................................      2,716      2,283
Cash and securities segregated, at fair value.......................................        476        981
Broker-dealer related receivables...................................................      1,899      1,539
Deferred policy acquisition costs...................................................      4,271      3,874
Goodwill and other intangible assets, net...........................................      3,762      3,703
Amounts due from reinsurers.........................................................      4,051      3,934
Loans to affiliates.................................................................      1,087      1,088
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,711      6,747
Other assets........................................................................      4,190      4,418
Separate Accounts' assets...........................................................    111,059    108,857
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  196,005 $  183,401
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   31,848 $   30,340
Future policy benefits and other policyholders liabilities..........................     23,484     21,697
Broker-dealer related payables......................................................      1,501        538
Customers related payables..........................................................      1,501      1,698
Amounts due to reinsurers...........................................................         74         71
Short-term and long-term debt.......................................................        689        468
Loans from affiliates...............................................................         --        825
Current and deferred income taxes...................................................      4,785      2,813
Other liabilities...................................................................      2,939      2,653
Separate Accounts' liabilities......................................................    111,059    108,857
                                                                                     ---------- ----------
   Total liabilities................................................................    177,880    169,960
                                                                                     ---------- ----------
Redeemable Noncontrolling Interest.................................................. $       17 $       --
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2 $        2
 Capital in excess of par value.....................................................      5,957      5,934
 Retained earnings..................................................................      8,809      5,205
 Accumulated other comprehensive income (loss)......................................        351       (603)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,119     10,538
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,989      2,903
                                                                                     ---------- ----------
   Total equity.....................................................................     18,108     13,441
                                                                                     ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY.................... $  196,005 $  183,401
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                           2014      2013      2012
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,475  $  3,546  $  3,334
Premiums................................................................      514       496       514
Net investment income (loss):
 Investment income (loss) from derivative instruments...................    1,605    (2,866)     (978)
 Other investment income (loss).........................................    2,210     2,237     2,316
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    3,815      (629)    1,338
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (72)      (81)      (96)
 Portion of loss recognized in other comprehensive income (loss)........       --        15         2
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (72)      (66)      (94)
 Other investment gains (losses), net...................................       14       (33)       (3)
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (58)      (99)      (97)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,930     3,823     3,574
Increase (decrease) in the fair value of the reinsurance contract asset.    3,964    (4,297)      497
                                                                         --------  --------  --------
     Total revenues.....................................................   15,640     2,840     9,160
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    3,708     1,691     2,989
Interest credited to policyholders' account balances....................    1,186     1,373     1,166
Compensation and benefits...............................................    1,739     1,743     1,672
Commissions.............................................................    1,147     1,160     1,248
Distribution related payments...........................................      413       423       367
Amortization of deferred sales commissions..............................       42        41        40
Interest expense........................................................       53        88       108
Amortization of deferred policy acquisition costs.......................      215       580       576
Capitalization of deferred policy acquisition costs.....................     (628)     (655)     (718)
Rent expense............................................................      163       169       201
Amortization of other intangible assets.................................       27        24        24
Other operating costs and expenses......................................    1,460     1,512     1,429
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,525     8,149     9,102
                                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes.................... $  6,115  $ (5,309) $     58
Income tax (expense) benefit............................................   (1,695)    2,073       158
                                                                         --------  --------  --------

Net earnings (loss).....................................................    4,420    (3,236)      216
 Less: net (earnings) loss attributable to the noncontrolling interest..     (387)     (337)     (121)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $  4,033  $ (3,573) $     95
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                                  2014       2013     2012
                                                                                --------  ---------  ------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $  4,420  $  (3,236) $  216
                                                                                --------  ---------  ------

   Other comprehensive income (loss) net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...      948     (1,211)    580
     Change in defined benefit plans...........................................      (23)       299      26
                                                                                --------  ---------  ------
          Total other comprehensive income (loss), net of income taxes.........      925       (912)    606
                                                                                --------  ---------  ------

Comprehensive income (loss)....................................................    5,345     (4,148)    822

 Less: Comprehensive (income) loss attributable to noncontrolling interest.....     (358)      (345)   (113)
                                                                                --------  ---------  ------

Comprehensive Income (Loss) Attributable to AXA Equitable...................... $  4,987  $  (4,493) $  709
                                                                                ========  =========  ======

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                               2014       2013       2012
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,934      5,992      5,743
 Deferred tax on dividend of AllianceBernstein Units.......................       (26)        --         --
 Changes in capital in excess of par value.................................        49        (58)       249
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,957      5,934      5,992
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     5,205      9,125      9,392
 Net earnings (loss).......................................................     4,033     (3,573)        95
 Stockholder dividends.....................................................      (429)      (347)      (362)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     8,809      5,205      9,125
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (603)       317       (297)
 Other comprehensive income (loss).........................................       954       (920)       614
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       351       (603)       317
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,119     10,538     15,436
                                                                            ---------  ---------  ---------
 Noncontrolling interest, beginning of year................................     2,903      2,494      2,703
 Repurchase of AllianceBernstein Holding units.............................       (62)       (76)      (145)
 Net earnings (loss) attributable to noncontrolling interest...............       387        337        121
 Dividends paid to noncontrolling interest.................................      (401)      (306)      (219)
 Dividend of AllianceBernstein Units by AXA Equitable to AXA Financial.....        48        113         --
 Other comprehensive income (loss) attributable to noncontrolling interest.       (29)         8         (8)
 Other changes in noncontrolling interest..................................       143        333         42
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,989      2,903      2,494
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,108  $  13,441  $  17,930
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

                                                                                               2014        2013       2012
                                                                                            ----------- ---------- ----------

                                                                                                      (IN MILLIONS)
Net earnings (loss)........................................................................ $     4,420 $  (3,236) $      216
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       1,186      1,373      1,166
 Universal life and investment-type product policy fee income..............................     (3,475)    (3,546)    (3,334)
 Net change in broker-dealer and customer related receivables/payables.....................       (525)      (740)        383
 (Income) loss related to derivative instruments...........................................     (1,605)      2,866        978
 Change in reinsurance recoverable with affiliate..........................................       (128)      (176)      (207)
 Investment (gains) losses, net............................................................          58         99         97
 Change in segregated cash and securities, net.............................................         505        571      (272)
 Change in deferred policy acquisition costs...............................................       (413)       (74)      (142)
 Change in future policy benefits..........................................................       1,647      (384)        876
 Change in current and deferred income taxes...............................................       1,448    (1,754)      (254)
 Real estate related write-off charges.....................................................          25         56         42
 Change in accounts payable and accrued expenses...........................................       (259)         33         18
 Change in the fair value of the reinsurance contract asset................................     (3,964)      4,297      (497)
 Contribution to pension plans.............................................................         (6)         --         --
 Amortization of deferred compensation.....................................................         171        159         22
 Amortization of deferred sales commission.................................................          42         41         40
 Amortization of reinsurance cost..........................................................         280        280         47
 Other depreciation and amortization.......................................................          44        122        157
 Amortization of other intangibles.........................................................          27         24         24
 Other, net................................................................................        (95)        150      (145)
                                                                                            ----------- ---------- ----------

Net cash provided by (used in) operating activities........................................       (617)        161      (785)
                                                                                            ----------- ---------- ----------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........       2,975      3,691      3,551
 Sales of investments......................................................................       7,186      3,442      1,951
 Purchases of investments..................................................................    (13,775)    (7,956)    (7,893)
 Cash settlements related to derivative instruments........................................         999    (2,500)      (287)
 Purchase of business, net of cash acquired................................................        (61)         --         --
 Change in short-term investments..........................................................         (5)         --         34
 Decrease in loans to affiliates...........................................................          --          5          4
 Additional loans to affiliates............................................................          --       (56)         --
 Investment in capitalized software, leasehold improvements and EDP equipment..............        (83)       (67)       (66)
 Other, net................................................................................         (9)         12         14
                                                                                            ----------- ---------- ----------

Net cash provided by (used in) investing activities........................................     (2,773)    (3,429)    (2,692)
                                                                                            ----------- ---------- ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012
                                  (CONTINUED)

                                                                                      2014      2013      2012
                                                                                    --------  --------  --------
                                                                                            (IN MILLIONS)

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................................ $  5,034  $  5,469  $  5,437
   Withdrawals and transfers to Separate Accounts..................................   (1,075)   (1,188)     (982)
Change in short-term financings....................................................      221       (55)     (122)
Change in collateralized pledged liabilities.......................................      430      (663)     (288)
Change in collateralized pledged assets............................................      (12)      (18)       (5)
Repayment of Loans from Affiliates.................................................     (825)     (500)       --
Capital contribution...............................................................       --        --       195
Shareholder dividends paid.........................................................     (382)     (234)     (362)
Repurchase of AllianceBernstein Holding units......................................      (90)     (113)     (238)
Distribution to noncontrolling interest in consolidated subsidiaries...............     (401)     (306)     (219)
Increase (decrease) in Securities sold under agreement to repurchase...............      950        --        --
Other, net.........................................................................       (7)       --        (9)
                                                                                    --------  --------  --------

Net cash provided by (used in) financing activities................................    3,843     2,392     3,407
                                                                                    --------  --------  --------

Effect of exchange rate changes on cash and cash equivalents.......................      (20)       (3)        5
Change in cash and cash equivalents................................................      433      (879)      (65)
Cash and cash equivalents, beginning of year.......................................    2,283     3,162     3,227
                                                                                    --------  --------  --------

Cash and Cash Equivalents, End of Year............................................. $  2,716  $  2,283  $  3,162
                                                                                    ========  ========  ========

Supplemental cash flow information:
 Interest Paid..................................................................... $     72  $     91  $    107
                                                                                    ========  ========  ========
 Income Taxes (Refunded) Paid...................................................... $    272  $   (214) $    271
                                                                                    ========  ========  ========
 Issuance of FHLBNY funding agreements included in policyholder's account balances. $    500  $     --  $     --
                                                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, investment products including mutual funds, asset management and other services, principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2014 and 2013, the Company's economic interest in AllianceBernstein was 32.2% and 32.7%, respectively. At December 31, 2014 and 2013, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 62.7% and 63.7%. AXA Equitable as the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, consolidates AllianceBernstein in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2014", "2013" and "2012" refer to the years ended December 31, 2014, 2013 and 2012, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013, the Insurance Group's General Account held $3 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. The investment in this VIE was sold in 2014. At December 31, 2013, as reported in the consolidated balance sheet, this investment included $3 million of other equity investments (principally investment limited partnership interests) and was subject to ongoing review for impairment in value. This VIE did not require consolidation because management determined that the Insurance Group is not the primary beneficiary. The Insurance Group had no further economic interest in this VIE in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs")), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2014, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $31 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This guidance was effective for interim and annual periods beginning after December 15, 2013. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance was effective for interim and annual indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements are effective for interim or annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2014 and 2013, the carrying value of COLI was $803 million and $770 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income
   (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2014 and 2013, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $89 million and $93 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) variable annuity products ("Accumulator(R)") were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2014, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.66% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.66% net of product weighted average Separate Account fees) and 0.0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2014, current projections of future average gross market returns assume a 0.0% annualized return for the next six quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fourteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2014, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. AXA Equitable as a member of the Federal Home Loan Bank of New York ("FHLBNY") has access to borrowing facilities from the FHLBNY including collateralized borrowings and funding agreements, which would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement

   ($31 million, as of December 31, 2014). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's capacity with the FHLBNY was increased during second quarter 2014 from $1,000 million to $3,000 million. At December 31, 2014, the Company had $500 million of outstanding funding agreements with the FHLBNY. The funding agreements were used to extend the duration of the assets within the General Account investment portfolio. For other instruments used to extend the duration of the General Account investment portfolio see "Derivative and offsetting assets and liabilities" included in Note 3.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2014, participating policies, including those in the Closed Block, represent approximately 5.6% ($19,863 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2014, 2013 and 2012, investment results of such Separate Accounts were gains (losses) of $5,959 million, $19,022 million and $10,110 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2014 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2014. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AllianceBernstein ("AllianceBernstein Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50 % likely of being realized upon settlement.

   Out of Period Adjustments

   In 2014, the Company recorded several out-of-period adjustments in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an out-of-period adjustment related to an understatement of the dividend of AllianceBernstein Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AllianceBernstein Unit dividend over the recorded value. The net impact of the out-of-period adjustments to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively. Management has evaluated the impact of all out of period corrections both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements.

3) INVESTMENTS

   FIXED MATURITIES AND EQUITY SECURITIES

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS       GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                COST       GAINS       LOSSES    FAIR VALUE  IN AOCI/(3)/
                                              ---------- ---------- ------------ ----------- -----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2014:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,742 $    1,549 $         71 $    22,220 $        --
  U.S. Treasury, government and agency.......      6,685        672           26       7,331          --
  States and political subdivisions..........        441         78           --         519          --
  Foreign governments........................        405         48            7         446          --
  Commercial mortgage-backed.................        855         22          142         735          10
  Residential mortgage-backed/(1)/...........        752         43           --         795          --
  Asset-backed/(2)/..........................         86         14            1          99           3
  Redeemable preferred stock.................        829         70           10         889          --
                                              ---------- ---------- ------------ ----------- -----------
   Total Fixed Maturities....................     30,795      2,496          257      33,034          13

Equity securities............................         36          2           --          38          --
                                              ---------- ---------- ------------ ----------- -----------

Total at December 31, 2014................... $   30,831 $    2,498 $        257 $    33,072 $        13
                                              ========== ========== ============ =========== ===========

December 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516 $    1,387 $        213 $    22,690 $        --
  U.S. Treasury, government and agency.......      3,584         22          477       3,129          --
  States and political subdivisions..........        444         35            2         477          --
  Foreign governments........................        392         46            5         433          --
  Commercial mortgage-backed.................        971         10          265         716          23
  Residential mortgage-backed/(1)/...........        914         34            1         947          --
  Asset-backed/(2)/..........................        132         11            3         140           4
  Redeemable preferred stock.................        883         55           51         887          --
                                              ---------- ---------- ------------ ----------- -----------
   Total Fixed Maturities....................     28,836      1,600        1,017      29,419          27

Equity securities............................         37         --            3          34          --
                                              ---------- ---------- ------------ ----------- -----------

Total at December 31, 2013................... $   28,873 $    1,600 $      1,020 $    29,453 $        27
                                              ========== ========== ============ =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2014 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               AVAILABLE-FOR-SALE FIXED MATURITIES
           CONTRACTUAL MATURITIES AT DECEMBER 31, 2014
                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    2,140 $    2,166
Due in years two through five................      6,400      6,916
Due in years six through ten.................     10,434     10,934
Due after ten years..........................      9,299     10,500
                                              ---------- ----------
   Subtotal..................................     28,273     30,516
Commercial mortgage-backed securities........        855        735
Residential mortgage-backed securities.......        752        795
Asset-backed securities......................         86         99
                                              ---------- ----------
Total........................................ $   29,966 $   32,145
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2014, 2013 and 2012:

                                                      December 31,
                                              ---------------------------
                                                2014      2013      2012
                                              -------  ---------  -------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   716  $   3,220  $   139
                                              =======  =========  =======
Gross gains on sales......................... $    21  $      71  $    13
                                              =======  =========  =======
Gross losses on sales........................ $    (9) $     (88) $   (12)
                                              =======  =========  =======
Total OTTI................................... $   (72) $     (81) $   (96)
Non-credit losses recognized in OCI..........      --         15        2
                                              -------  ---------  -------
Credit losses recognized in earnings (loss).. $   (72) $     (66) $   (94)
                                              =======  =========  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                   2014     2013
                                                                                 -------  -------
                                                                                   (IN MILLIONS)
Balances at January 1,.......................................................... $  (370) $  (372)
Previously recognized impairments on securities that matured, paid, prepaid
  or sold.......................................................................     188       67
Recognized impairments on securities impaired to fair value this period/(1)/....      --       --
Impairments recognized this period on securities not previously impaired........     (41)     (59)
Additional impairments this period on securities previously impaired............     (31)      (6)
Increases due to passage of time on previously recorded credit losses...........      --       --
Accretion of previously recognized impairments due to increases in expected
  cash flows....................................................................      --       --
                                                                                 -------  -------
Balances at December 31,........................................................ $  (254) $  (370)
                                                                                 =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                    DECEMBER 31,
                                                                                  ---------------
                                                                                    2014    2013
                                                                                  -------- ------

                                                                                   (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss................................................................ $     10 $  (28)
   All other.....................................................................    2,229    610
  Equity securities..............................................................        2     (3)
                                                                                  -------- ------
Net Unrealized Gains (Losses).................................................... $  2,241 $  579
                                                                                  ======== ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                            AOCI GAIN
                                                   NET                                                    (LOSS) RELATED
                                               UNREALIZED                                     DEFERRED        TO NET
                                                  GAINS                                        INCOME       UNREALIZED
                                               (LOSSES) ON                  POLICY HOLDERS    TAX ASSET     INVESTMENT
                                               INVESTMENTS        DAC        LIABILITIES     (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------------  --------------  ------------  --------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2014..................... $         (28) $           2  $           10  $          5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)            --              --            --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39             --              --            --              39
   Excluded from Net earnings (loss)/(1)/....            --             --              --            --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................            --             (2)             --            --              (2)
   Deferred income taxes.....................            --             --              --            (9)             (9)
   Policyholders liabilities.................            --             --             (10)           --             (10)
                                              -------------  -------------  --------------  ------------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $          --  $           --  $         (4) $            6
                                              =============  =============  ==============  ============  ==============

                                                                                                          AOCI Gain
                                                                                                        (Loss) Related
                                                    Net                                      Deferred       to Net
                                              Unrealized Gains                                Income      Unrealized
                                                (Losses) on                  Policy holders  Tax Asset    Investment
                                                Investments         DAC       Liabilities   (Liability) Gains (Losses)
                                              ----------------  ------------ -------------- ----------- --------------
                                                                            (In Millions)

BALANCE, JANUARY 1, 2013.....................    $         (12) $          1 $            4 $         2 $           (5)
Net investment gains (losses) arising during
  the period.................................              (14)           --             --          --            (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........               13            --             --          --             13
   Excluded from Net earnings (loss)/(1)/....              (15)           --             --          --            (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................               --             1             --          --              1
   Deferred income taxes.....................               --            --             --           3              3
   Policyholders liabilities.................               --            --              6          --              6
                                                 -------------  ------------ -------------- ----------- --------------
BALANCE, DECEMBER 31, 2013                       $         (28) $          2 $           10 $         5 $          (11)
                                                 =============  ============ ============== =========== ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                    AOCI GAIN
                                                  NET                                             (LOSS) RELATED
                                              UNREALIZED                              DEFERRED        TO NET
                                                 GAINS                                 INCOME       UNREALIZED
                                              (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                              INVESTMENTS     DAC      LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              ----------- ----------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2014..................... $       607 $     (107) $        (245) $       (90) $          165
Net investment gains (losses) arising during
  the period.................................       1,606         --             --           --           1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          18         --             --           --              18
   Excluded from Net earnings (loss)/(1)/....          --         --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        (15)            --           --             (15)
   Deferred income taxes.....................          --         --             --         (520)           (520)
   Policyholders liabilities.................          --         --           (123)          --            (123)
                                              ----------- ----------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014                    $     2,231 $     (122) $        (368) $      (610) $        1,131
                                              =========== ==========  =============  ===========  ==============

                                                                                                      AOCI Gain (Loss)
                                              Net Unrealized                              Deferred     Related to Net
                                                  Gains                                    Income        Unrealized
                                               (Losses) on                Policyholders   Tax Asset      Investment
                                               Investments        DAC      Liabilities   (Liability)   Gains (Losses)
                                              --------------  ----------  -------------  -----------  ----------------
                                                                            (In Millions)
BALANCE, JANUARY 1, 2013..................... $        2,900  $     (179) $        (603) $      (741) $          1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)         --             --           --            (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62          --             --           --                62
   Excluded from Net earnings (loss)/(1)/....             15          --             --           --                15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --          72             --           --                72
   Deferred income taxes.....................             --          --             --          651               651
   Policyholders liabilities.................             --          --            358           --               358
                                              --------------  ----------  -------------  -----------  ----------------
BALANCE, DECEMBER 31, 2013                    $          607  $     (107) $        (245) $       (90) $            165
                                              ==============  ==========  =============  ===========  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 601 issues at December 31, 2014 and the 747 issues at December 31, 2013 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2014:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    1,314 $      (29) $    1,048 $      (42) $    2,362 $      (71)
  U.S. Treasury, government and agency.......        280         (6)        373        (20)        653        (26)
  States and political subdivisions..........         21         --          --         --          21         --
  Foreign governments........................         27         (1)         65         (6)         92         (7)
  Commercial mortgage-backed.................         37         (2)        355       (140)        392       (142)
  Residential mortgage-backed................         --         --          35         --          35         --
  Asset-backed...............................         --         --          20         (1)         20         (1)
  Redeemable preferred stock.................         42         --         169        (10)        211        (10)
                                              ---------- ----------  ---------- ----------  ---------- ----------

Total........................................ $    1,721 $      (38) $    2,065 $     (219) $    3,786 $     (257)
                                              ========== ==========  ========== ==========  ========== ==========

                                               Less Than 12 Months    12 Months or Longer            Total
                                              ---------------------  ---------------------  ----------------------
                                                           Gross                  Gross                   Gross
                                                         Unrealized             Unrealized              Unrealized
                                              Fair Value   Losses    Fair Value   Losses    Fair Value    Losses
                                              ---------- ----------  ---------- ----------  ---------- -----------
                                                                          (In Millions)
December 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $    4,381 $     (187) $      248 $      (26) $    4,629 $      (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645        (477)
  States and political subdivisions..........         36         (2)         --         --          36          (2)
  Foreign governments........................         68         (4)          7         (1)         75          (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559        (265)
  Residential mortgage-backed................        260         (1)          1         --         261          (1)
  Asset-backed...............................          2         --          28         (3)         30          (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311         (51)
                                              ---------- ----------  ---------- ----------  ---------- -----------

Total........................................ $    7,654 $     (725) $      892 $     (292) $    8,546 $    (1,017)
                                              ========== ==========  ========== ==========  ========== ===========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2014 and 2013 were $146 million and $158 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2014 and 2013, respectively, approximately $1,788 million and $1,913 million, or 5.8% and 6.6%, of the $30,795 million and $28,836 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $85 million and $215 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, respectively, the $219 million and $292 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either December 31, 2014 or 2013. As of December 31, 2014, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2014 and 2013, respectively, the Company owned $8 million and $10 million in RMBS backed by subprime residential mortgage loans, and $7 million and $8 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2014, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $12 million.

   At December 31, 2014 and 2013, respectively, the amortized cost of the Company's trading account securities was $5,160 million and $4,225 million with respective fair values of $5,143 million and $4,221 million. Also at December 31, 2014 and 2013, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $197 million and $192 million and costs of $185 million and $183 million as well as other equity securities with carrying values of $38 million and $34 million and costs of $36 million and $37 million.

   In 2014, 2013 and 2012, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $24 million, $48 million and $69 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $93 million and $135 million at December 31, 2014 and 2013, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $2 million and $7 million in 2014, 2013 and 2012, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4 million, $7 million and $8 million in 2014, 2013 and 2012, respectively.

   Troubled Debt Restructurings

   In 2011, the mortgage loan shown in the table below was modified to interest only payments. Since 2011, this loan has been modified two additional times to extend interest only payments through maturity. The maturity date was also extended from November 5, 2014 to December 5, 2015. Since the fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2014


                                                         OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ------------------------------------
                                              OF LOANS PRE-MODIFICATION POST - MODIFICATION
                                              -------- ---------------- -------------------

                                                              (DOLLARS IN MILLIONS)

Commercial mortgage loans....................        1               84                  93

   There were no default payments on the above loan during 2014. There were no agricultural troubled debt restructuring mortgage loans in 2014.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2014, 2013 and 2012 are as follows:

                                                             COMMERCIAL MORTGAGE LOANS
                                                             -------------------------
                                                               2014     2013     2012
                                                             -------  -------  -------
ALLOWANCE FOR CREDIT LOSSES:                                       (IN MILLIONS)
Beginning Balance, January 1,............................... $    42  $    34  $    32
   Charge-offs..............................................     (14)      --       --
   Recoveries...............................................      --       (2)     (24)
   Provision................................................       9       10       26
                                                             -------  -------  -------
Ending Balance, December 31,................................ $    37  $    42  $    34
                                                             =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment.................... $    37  $    42  $    34
                                                             =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2014, 2013 and 2012.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2014 and 2013, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2014

                                                             DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------------
                                                                                                  LESS    TOTAL
                                               GREATER   1.8X TO   1.5X TO    1.2X TO  1.0X TO    THAN   MORTGAGE
                                              THAN 2.0X   2.0X      1.8X       1.5X     1.2X      1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- -------- ---------- --------- -------- -------- ---------
                                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      335 $     -- $       -- $      59 $     34 $     -- $     428
  50% - 70%..................................        963      440        872       839       54       --     3,168
  70% - 90%..................................        211       --         61       265       79       --       616
  90% plus...................................        156       --         --        --       --       47       203
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Commercial Mortgage Loans.............. $    1,665 $    440 $      933 $   1,163 $    167 $     47 $   4,415
                                              ========== ======== ========== ========= ======== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      184 $    100 $      232 $     408 $    206 $     50 $   1,180
  50% - 70%..................................        143       87        201       223      204       47       905
  70% - 90%..................................         --       --         --        --       --       --        --
  90% plus...................................         --       --         --        --       --       --        --
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Agricultural Mortgage Loans............ $      327 $    187 $      433 $     631 $    410 $     97 $   2,085
                                              ========== ======== ========== ========= ======== ======== =========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $      519 $    100 $      232 $     467 $    240 $     50 $   1,608
  50% - 70%..................................      1,106      527      1,073     1,062      258       47     4,073
  70% - 90%..................................        211       --         61       265       79       --       616
  90% plus...................................        156       --         --        --       --       47       203
                                              ---------- -------- ---------- --------- -------- -------- ---------

Total Mortgage Loans......................... $    1,992 $    627 $    1,366 $   1,794 $    577 $    144 $   6,500
                                              ========== ======== ========== ========= ======== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2013

                                                         Debt Service Coverage Ratio
                                              -------------------------------------------------
                                                                                         Less    Total
                                               Greater  1.8x to 1.5x to 1.2x to 1.0x to  than   Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x    1.2x    1.0x    Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- ------- ------- ------- ---------
                                                                     (In Millions)
Commercial Mortgage Loans/(1)/
0% - 50%..................................... $     285 $    -- $    -- $    -- $    36 $    -- $     321
50% - 70%....................................       360     573     671     533     135      --     2,272
70% - 90%....................................       116      --     313     240     105     219       993
90% plus.....................................       135      --      --      60      27      48       270
                                              --------- ------- ------- ------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $     896 $   573 $   984 $   833 $   303 $   267 $   3,856
                                              ========= ======= ======= ======= ======= ======= =========

                                                           Debt Service Coverage Ratio
                                              ------------------------------------------------------
                                                                                              Less    Total
                                               Greater   1.8x to  1.5x to   1.2x to  1.0x to  than   Mortgage
                                              than 2.0x   2.0x     1.8x      1.5x     1.2x    1.0x    Loans
Loan-to-Value Ratio:/(2)/                     ---------- -------- -------- --------- ------- ------- ---------
                                                                       (In Millions)
Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $      185 $     82 $    214 $     410 $   208 $    49 $   1,148
50% - 70%....................................        127       50      193       164     149      39       722
70% - 90%....................................         --       --       --        --      --      --        --
90% plus.....................................         --       --       --        --      --      --        --
                                              ---------- -------- -------- --------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      312 $    132 $    407 $     574 $   357 $    88 $   1,870
                                              ========== ======== ======== ========= ======= ======= =========

Total Mortgage Loans/(1)/
0% - 50%..................................... $      470 $     82 $    214 $     410 $   244 $    49 $   1,469
50% - 70%....................................        487      623      864       697     284      39     2,994
70% - 90%....................................        116       --      313       240     105     219       993
90% plus.....................................        135       --       --        60      27      48       270
                                              ---------- -------- -------- --------- ------- ------- ---------

Total Mortgage Loans......................... $    1,208 $    705 $  1,391 $   1,407 $   660 $   355 $   5,726
                                              ========== ======== ======== ========= ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2014 and 2013, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                  RECORDED
                                                                                                 INVESTMENT
                                                                                  TOTAL    (GREATER THAN) 90 DAYS
                       30-59    60-89        90 DAYS                            FINANCING           AND
                       DAYS     DAYS    OR (GREATER THAN)   TOTAL    CURRENT   RECEIVABLES        ACCRUING
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
                                                             (IN MILLIONS)
DECEMBER 31, 2014
-----------------

 Commercial.......... $     -- $     -- $              -- $      -- $    4,415 $     4,415 $                   --
 Agricultural........        1        7                 3        11      2,074       2,085                      3
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
TOTAL MORTGAGE LOANS. $      1 $      7 $               3 $      11 $    6,489 $     6,500 $                    3
                      ======== ======== ================= ========= ========== =========== ======================
December 31, 2013
-----------------

 Commercial.......... $     -- $     -- $              -- $      -- $    3,856 $     3,856 $                   --
 Agricultural........        5        4                14        23      1,847       1,870                     14
                      -------- -------- ----------------- --------- ---------- ----------- ----------------------
Total Mortgage Loans. $      5 $      4 $              14 $      23 $    5,703 $     5,726 $                   14
                      ======== ======== ================= ========= ========== =========== ======================

   The following table provides information relating to impaired mortgage loans at December 31, 2014 and 2013, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      156 $      156 $      (37) $          148  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $      156 $      156 $      (37) $          148  $        2
                                              ========== ========== ==========  ==============  ==========

December 31, 2013:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $            1  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42) $          139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $      135 $      135 $      (42) $          139  $        2
                                              ========== ========== ==========  ==============  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY REAL ESTATE

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,490 million and $1,596 million, respectively, at December 31, 2014 and 2013. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $1 million and $6 million, respectively, at December 31, 2014 and 2013. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $206 million and $170 million, respectively, for 2014, 2013 and 2012.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate swaptions to reduce the risk associated with minimum guarantees on these interest-sensitive contracts.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDS"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These ASWs, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                      FAIR VALUE
                                                            ------------------------------
                                                                                           GAINS (LOSSES)
                                                NOTIONAL         ASSET        LIABILITY      REPORTED IN
                                                 AMOUNT       DERIVATIVES    DERIVATIVES   EARNINGS (LOSS)
                                              ------------- --------------- -------------- ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $       5,933 $             1 $            2 $          (522)
  Swaps......................................         1,169              22             15             (88)
  Options....................................         6,896           1,215            742             196
Interest rate contracts:/(1)/
  Floors.....................................         2,100             120             --               9
  Swaps......................................        11,608             605             15           1,507
  Futures....................................        10,647              --             --             459
  Swaptions..................................         4,800              72             --              37
Credit contracts:/(1)/
  Credit default swaps.......................         1,942               9             27               4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................           149               2             --               3
                                                                                           ---------------
NET INVESTMENT INCOME (LOSS).................                                                        1,605
                                                                                           ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................            --          10,711             --           3,964
GIB and GWBL and other features/(2)/.........            --              --            128            (128)
SCS, SIO, MSO and IUL indexed features/(3)/..            --              --            380            (199)
                                              ------------- --------------- -------------- ---------------

Balances, December 31, 2014.................. $      45,244 $        12,757 $        1,309 $         5,242
                                              ============= =============== ============== ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2013

                                                                   Fair Value
                                                            -------------------------
                                                                                      Gains (Losses)
                                                Notional       Asset      Liability     Reported In
                                                 Amount     Derivatives  Derivatives  Earnings (Loss)
                                              ------------- ------------ ------------ ---------------
                                                                   (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $       4,935 $         -- $          3 $        (1,434)
  Swaps......................................         1,293           --           51            (316)
  Options....................................         7,506        1,056          593             366
Interest rate contracts:/(1)/
  Floors.....................................         2,400          193           --              (5)
  Swaps......................................         9,823          216          212          (1,010)
  Futures....................................        10,763           --           --            (314)
  Swaptions..................................            --           --           --            (154)
Credit contracts:/(1)/
  Credit default swaps.......................           342           10            1               4
Other freestanding contracts:/(1)/
  Foreign currency contracts.................           112            1            1              (3)
                                                                                      ---------------
Net investment income (loss).................                                                  (2,866)
                                                                                      ---------------

Embedded derivatives:
GMIB reinsurance contracts...................            --        6,746           --          (4,297)
GIB and GWBL and other features/(2)/.........            --           --           --             265
SCS, SIO, MSO and IUL indexed features/(3)/..            --           --          346            (429)
                                              ------------- ------------ ------------ ---------------
Balances, December 31, 2013.................. $      37,174 $      8,222 $      1,207 $        (7,327)
                                              ============= ============ ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2014 are exchange-traded and net settled daily in cash. At December 31, 2014, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $229 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $29 million and
   (iii) the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $32 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a Credit Support Annex ("CSA") under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2014 and 2013, respectively, the Company held $1,225 million and $607 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2014 and 2013, respectively, were $28 million and $42 million, for which the Company posted collateral of $36 million and $35 million at December 31, 2014 and 2013, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   SECURITIES REPURCHASE AND REVERSE REPURCHASE TRANSACTIONS

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements and are reported in the consolidated balance sheets on a gross basis as Broker-dealer related payables or receivables. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, or U.S. government and government agency securities in an amount equal to 102%-105% of the fair value of the securities to be repurchased or resold and monitors their market values on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2014, the balance outstanding under securities repurchase and reverse repurchase transaction was $950 million. The Company utilized the funds received from these repurchase agreements to extend the duration of the assets within General Account investment portfolio. For other instruments used to extend the duration of the General Account investment portfolio see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2014

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,236 $          753 $            483
Interest rate contracts......................          755             12              743
Credit contracts.............................            7             27              (20)
                                              ------------ -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           40             --               40
                                              ------------ -------------- ----------------
  Total Derivatives..........................        2,038            792            1,246
Other financial instruments..................          732             --              732
                                              ------------ -------------- ----------------
  Other invested assets...................... $      2,770 $          792 $          1,978
                                              ============ ============== ================
LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        753 $          753 $             --
Interest rate contracts......................           12             12               --
Credit contracts.............................           27             27               --
                                              ------------ -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          792            792               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------ -------------- ----------------
  Total Derivatives..........................          792            792               --
Other financial liabilities..................        2,939             --            2,939
                                              ------------ -------------- ----------------
  Other liabilities.......................... $      3,731 $          792 $          2,939
                                              ============ ============== ================
Repurchase agreements........................          950             --              950
Other broker-dealer related payables.........          551             --              551
                                              ------------ -------------- ----------------
  Broker-dealer related payables............. $      1,501 $           -- $          1,501
                                              ============ ============== ================

  /(1)/Excludes Investment Management segment's $8 million net derivative assets and $158 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $9 million net derivative liability and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2014

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE     FINANCIAL                        NET
                                               BALANCE SHEETS     INSTRUMENTS        CASH         AMOUNTS
                                              ----------------- --------------  -------------  --------------

                                                                       (IN MILLIONS)
ASSETS
Counterparty A............................... $              62 $           --  $         (62) $           --
Counterparty B...............................               102             --            (95)              7
Counterparty C...............................               111             --           (110)              1
Counterparty D...............................               228             --           (224)              4
Counterparty E...............................                60             --            (59)              1
Counterparty F...............................                63             --            (60)              3
Counterparty G...............................               145           (145)            --              --
Counterparty H...............................                31            (31)            --              --
Counterparty I...............................               136             --           (134)              2
Counterparty J...............................                28             --            (22)              6
Counterparty K...............................                44             --            (44)             --
Counterparty L...............................               113           (113)            --              --
Counterparty M...............................                76             --            (68)              8
Counterparty N...............................                40             --             --              40
Counterparty Q...............................                 4             --             (4)             --
Counterparty T...............................                 3             --             (3)             --
                                              ----------------- --------------  -------------  --------------
  Total Derivatives.......................... $           1,246 $         (289) $        (885) $           72
Other financial instruments..................               732             --             --             732
                                              ----------------- --------------  -------------  --------------
  OTHER INVESTED ASSETS...................... $           1,978 $         (289) $        (885) $          804
                                              ================= ==============  =============  ==============

LIABILITIES
Counterparty D............................... $             450 $         (450) $          --  $           --
Counterparty C...............................               500           (500)            --              --
Other Broker-dealer related payables.........               551             --             --             551
                                              ----------------- --------------  -------------  --------------
  BROKER-DEALER RELATED PAYABLES............. $           1,501 $         (950) $          --  $          551
                                              ================= ==============  =============  ==============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2013

                                                                 Gross
                                                  Gross         Amounts       Net Amounts
                                                 Amounts     Offset in the  Presented in the
                                                Recognized   Balance Sheets  Balance Sheets
                                              -------------- -------------- ----------------
                                                              (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $        1,056 $          642 $            414
Interest rate contracts......................            344            211              133
Credit contracts.............................              9             --                9
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................             64             --               64
                                              -------------- -------------- ----------------
  Total Derivatives..........................          1,473            853              620
Other financial instruments..................            733             --              733
                                              -------------- -------------- ----------------
  Other invested assets...................... $        2,206 $          853 $          1,353
                                              ============== ============== ================
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $          642 $          642 $             --
Interest rate contracts......................            211            211               --
  Total Derivatives, subject to an ISDA
   Master Agreement..........................            853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................             --             --               --
                                              -------------- -------------- ----------------
  Total Derivatives..........................            853            853               --
Other financial liabilities..................          2,653             --            2,653
                                              -------------- -------------- ----------------
  Other liabilities.......................... $        3,506 $          853 $          2,653
                                              ============== ============== ================

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2013

                                                                         Collateral (Received)/Held
                                                    Net Amounts         ----------------------------
                                              Presented in the Balance    Financial                        Net
                                                       Sheets            Instruments        Cash         Amounts
                                              ------------------------  -------------  -------------  --------------
                                                                          (In Millions)
Counterparty A............................... $                     46  $          --  $         (46) $           --
Counterparty B...............................                       17             --            (17)             --
Counterparty C...............................                       28             --            (28)             --
Counterparty D...............................                      175             --           (175)             --
Counterparty E...............................                       47             --            (47)             --
Counterparty F...............................                      (28)            --             28              --
Counterparty G...............................                      134           (134)            --              --
Counterparty H...............................                        4             --             (4)             --
Counterparty I...............................                       (2)            --              2              --
Counterparty J...............................                      (12)            --             12              --
Counterparty K...............................                       41             --            (38)              3
Counterparty L...............................                       72             --            (69)              3
Counterparty M...............................                       30             --            (30)             --
Counterparty N...............................                       64             --             --              64
Counterparty Q...............................                        4             --             (4)             --
                                              ------------------------  -------------  -------------  --------------
  Total Derivatives.......................... $                    620  $        (134) $        (416) $           70
Other financial instruments..................                      733             --             --             733
                                              ------------------------  -------------  -------------  --------------
  Other invested assets...................... $                  1,353  $        (134) $        (416) $          803
                                              ========================  =============  =============  ==============

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                          2014        2013        2012
                                                       ----------  ----------  ----------
                                                                  (IN MILLIONS)

Fixed maturities...................................... $    1,431  $    1,462  $    1,529
Mortgage loans on real estate.........................        306         284         264
Equity real estate....................................          1           1          14
Other equity investments..............................        202         234         189
Policy loans..........................................        216         219         226
Short-term investments................................          1           1          15
Derivative investments................................      1,605      (2,866)       (978)
Broker-dealer related receivables.....................         15          14          14
Trading securities....................................         61          48          85
Other investment income...............................         32          34          33
                                                       ----------  ----------  ----------
Gross investment income (loss)........................      3,870        (569)      1,391
Investment expenses...................................        (53)        (57)        (50)
Interest expense......................................         (2)         (3)         (3)
                                                       ----------  ----------  ----------
Net Investment Income (Loss).......................... $    3,815  $     (629) $    1,338
                                                       ==========  ==========  ==========

   For 2014, 2013 and 2012, respectively, Net investment income (loss) from derivatives included $899 million, $(2,829) million and $(232) million of realized gains (losses) on contracts closed during those periods and $706 million, $(37) million and $(746) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                          2014        2013        2012
                                                       ----------  ----------  ----------
                                                                  (IN MILLIONS)

Fixed maturities...................................... $      (54) $      (75) $      (89)
Mortgage loans on real estate.........................         (3)         (7)         (7)
Other equity investments..............................         (2)        (17)        (13)
Other.................................................          1          --          12
                                                       ----------  ----------  ----------
Investment Gains (Losses), Net........................ $      (58) $      (99) $      (97)
                                                       ==========  ==========  ==========

   For 2014, 2013 and 2012, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $5 million, $8 million and $6 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,562 million and $3,504 million at December 31, 2014 and 2013, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2014 and 2013, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $610 million and $583 million at December 31, 2014 and 2013, respectively and the accumulated amortization of these intangible assets was $411 million and $384 million at December 31, 2014 and 2013, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $27 million, $24 million and $24 million for 2014, 2013 and 2012, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $28 million.

   At December 31, 2014 and 2013, respectively, net deferred sales commissions totaled $118 million and $71 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2014 net asset balance for each of the next five years is $43 million, $35 million, $27 million, $13 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2014, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AllianceBernstein acquired an approximate 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AllianceBernstein recorded $24 million of definite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AllianceBernstein also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AllianceBernstein does not own.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $163 million at December 31, 2014 and 2013, respectively. Amortization of capitalized software in 2014, 2013 and 2012 were $50 million, $119 million (including $45 million of accelerated amortization) and $77 million, respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                     DECEMBER 31,
                                                                              ---------------------------
                                                                                  2014          2013
                                                                              ------------ --------------
                                                                                     (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other............ $      7,537 $        7,716
Policyholder dividend obligation.............................................          201            128
Other liabilities............................................................          117            144
                                                                              ------------ --------------
Total Closed Block liabilities............................................... $      7,855 $        7,988
                                                                              ------------ --------------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $4,829
   and $4,987)............................................................... $      5,143 $        5,232
Mortgage loans on real estate................................................        1,407          1,343
Policy loans.................................................................          912            949
Cash and other invested assets...............................................           14             48
Other assets.................................................................          176            186
                                                                              ------------ --------------
Total assets designated to the Closed Block..................................        7,652          7,758
                                                                              ------------ --------------
Excess of Closed Block liabilities over assets designated to the
  Closed Block...............................................................          203            230
Amounts included in accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of deferred
   income tax (expense) benefit of $(43) and $(45) and
   policyholder dividend obligation of $(201) and $(128).....................           80             83
                                                                              ------------ --------------
Maximum Future Earnings To Be Recognized From Closed Block
  Assets and Liabilities..................................................... $        283 $          313
                                                                              ============ ==============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                2014        2013        2012
                                                             ----------  ----------  ----------
                                                                        (IN MILLIONS)
REVENUES:
Premiums and other income................................... $      273  $      286  $      316
Investment income (loss)....................................        378         402         420
Net investment gains (losses)...............................         (4)        (11)         (9)
                                                             ----------  ----------  ----------
Total revenues..............................................        647         677         727
                                                             ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.......................        597         637         724
Other operating costs and expenses..........................          4           1          --
                                                             ----------  ----------  ----------
Total benefits and other deductions.........................        601         638         724
                                                             ----------  ----------  ----------
Net revenues, before income taxes...........................         46          39           3
Income tax (expense) benefit................................        (16)        (14)         (1)
                                                             ----------  ----------  ----------
Net Revenues (Losses)....................................... $       30  $       25  $        2
                                                             ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                             DECEMBER 31,
                                                        ---------------------
                                                           2014       2013
                                                        ---------- ----------
                                                            (IN MILLIONS)

Balances, beginning of year............................ $      128 $      373
Unrealized investment gains (losses)...................         73       (245)
                                                        ---------- ----------
Balances, End of year.................................. $      201 $      128
                                                        ========== ==========

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                       DECEMBER 31,
                                                                  ----------------------
                                                                     2014        2013
                                                                  ----------  ----------
                                                                       (IN MILLIONS)

Balance, beginning of year....................................... $      518  $      621
Contractholder bonus interest
   credits deferred..............................................         15          18
Amortization charged to income...................................       (150)       (121)
                                                                  ----------  ----------
Balance, End of Year............................................. $      383  $      518
                                                                  ==========  ==========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2014 and 2013, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2014

                                                   LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
                                               --------------  -------------  ------------- ------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $           --  $      21,840  $         380 $     22,220
   U.S. Treasury, government and agency.......             --          7,331             --        7,331
   States and political subdivisions..........             --            472             47          519
   Foreign governments........................             --            446             --          446
   Commercial mortgage-backed.................             --             20            715          735
   Residential mortgage-backed/(1)/...........             --            793              2          795
   Asset-backed/(2)/..........................             --             46             53           99
   Redeemable preferred stock.................            254            635             --          889
                                               --------------  -------------  ------------- ------------
     Subtotal.................................            254         31,583          1,197       33,034
                                               --------------  -------------  ------------- ------------
  Other equity investments....................            217             --             61          278
  Trading securities..........................            710          4,433             --        5,143
  Other invested assets:
   Short-term investments.....................             --            103             --          103
   Swaps......................................             --            597             --          597
   Credit Default Swaps.......................             --            (18)            --          (18)
   Futures....................................             (2)            --             --           (2)
   Options....................................             --            473             --          473
   Floors.....................................             --            120             --          120
   Currency Contracts.........................             --              1             --            1
   Swaptions..................................             --             72             --           72
                                               --------------  -------------  ------------- ------------
     Subtotal.................................             (2)         1,348             --        1,346
                                               --------------  -------------  ------------- ------------
Cash equivalents..............................          2,725             --             --        2,725
Segregated securities.........................             --            476             --          476
GMIB reinsurance contracts....................             --             --         10,711       10,711
Separate Accounts' assets.....................        107,539          3,072            260      110,871
                                               --------------  -------------  ------------- ------------
   Total Assets............................... $      111,443  $      40,912  $      12,229 $    164,584
                                               ==============  =============  ============= ============

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2014

                                                 LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                              ------------- ------------ ------------ ------------
                                                                 (IN MILLIONS)
LIABILITIES
GWBL and other features' liability........... $          -- $         -- $        128 $        128
SCS, SIO, MSO and IUL indexed
   features' liability.......................            --          380           --          380
                                              ------------- ------------ ------------ ------------
   Total Liabilities......................... $          -- $        380 $        128 $        508
                                              ============= ============ ============ ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2013

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  ---------  -------- ----------
                                                              (In Millions)
Assets
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

Liabilities
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed
   features' liability........................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2014 and 2013, respectively, the fair value of public fixed maturities is approximately $24,779 million and $21,671 million or approximately 16.2% and 15.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2014 and 2013, respectively, the fair value of private fixed maturities is approximately $8,255 million and $7,748 million or approximately 5.4% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2014 and 2013, respectively, the net fair value of freestanding derivative positions is approximately $1,243 million and $617 million or approximately 92.3% and 86.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.1 million and $0.4 million at December 31, 2014 and 2013, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2014.

   At December 31, 2014 and 2013, respectively, investments classified as Level 1 comprise approximately 72.7% and 74.5% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2014 and 2013, respectively, investments classified as Level 2 comprise approximately 26.4% and 24.5% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2014 and 2013, respectively, approximately $821 million and $970 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETFs or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETFs or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2014 and 2013, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2014 and 2013, respectively, were approximately $135 million and $150 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $770 million and $787 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2014 and 2013, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $147 million and $133 million at December 31, 2014 and 2013, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2014. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.5% of total equity at December 31, 2014.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. One of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 classification to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2014 and 2013, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED      BACKED
                                                ---------  ---------  --------  -----------  -----------  --------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2014....................... $     291  $      46  $     --  $       700  $         4  $     83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --        --            2           --        --
     Investment gains (losses), net............         3         --        --          (89)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
       Subtotal................................         5         --        --          (87)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
   Other comprehensive income (loss)...........         6          2        --          135           --         7
Purchases......................................       162         --        --           --           --        --
Sales..........................................      (30)        (1)        --         (20)          (2)      (37)
Transfers into Level 3/(1)/....................        15         --        --           --           --        --
Transfers out of Level 3/(1)/..................      (69)         --        --         (13)           --        --
                                                ---------  ---------  --------  -----------  -----------  --------
BALANCE, DECEMBER 31, 2014..................... $     380  $      47  $     --  $       715  $         2  $     53
                                                =========  =========  ========  ===========  ===========  ========

BALANCE, JANUARY 1, 2013....................... $     355  $      50  $     19  $       900  $         9  $    113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --        --           --           --        --
     Investment gains (losses), net............         5         --        --          (68)          --        --
                                                ---------  ---------  --------  -----------  -----------  --------
       Subtotal................................ $       7  $      --  $     --  $       (68) $        --  $     --
                                                ---------  ---------  --------  -----------  -----------  --------
   Other comprehensive income (loss)...........        (1)        (3)       (2)          13           (1)        3
Purchases......................................        70         --        --           31           --        --
Sales..........................................      (150)        (1)      (17)        (160)          (4)      (22)
Transfers into Level 3/(1)/....................        20         --        --           --           --        --
Transfers out of Level 3/(1)/..................       (10)        --        --          (16)          --       (11)
                                                ---------  ---------  --------  -----------  -----------  --------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $     --  $       700  $         4  $     83
                                                =========  =========  ========  ===========  ===========  ========

                              Level 3 Instruments
                            Fair Value Measurements

                                                           State and
                                                           Political           Commercial  Residential
                                                             Sub-     Foreign  Mortgage-    Mortgage-   Asset-
                                                Corporate  divisions   Govts     backed      backed     backed
                                                ---------  ---------  -------  ----------  -----------  ------
                                                                         (In Millions)
BALANCE, JANUARY 1, 2012....................... $     432  $      53  $    22  $      902  $        14  $  172
Total gains (losses), realized and unrealized,
  included in:
     Earnings (loss) as:
     Net investment income (loss)..............         2         --       --           2           --      --
     Investment gains (losses), net............         4         --       --        (105)          --      --
                                                ---------  ---------  -------  ----------  -----------  ------
 Subtotal......................................         6         --       --        (103)          --      --
                                                ---------  ---------  -------  ----------  -----------  ------
Other comprehensive income (loss)..............        15         (1)      --         128           --       4
Purchases......................................        --         --       --          --           --      --
Sales..........................................       (47)        (2)      --         (27)          (5)    (25)
Transfers into Level 3/(1)/....................        17         --       --          --           --      --
Transfers out of Level 3/(1)/..................       (68)        --       (3)         --           --     (38)
                                                ---------  ---------  -------  ----------  -----------  ------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $    19  $      900  $         9  $  113
                                                =========  =========  =======  ==========  ===========  ======

                                                                                                      GWBL
                                                REDEEMABLE       OTHER          GMIB      SEPARATE  AND OTHER
                                                PREFERRED       EQUITY       REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                ----------  ---------------  -----------  --------  ---------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2014....................... $       15  $            52  $     6,747  $    237  $      --
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --                3           --        --         --
     Investment gains (losses), net............         --                1           --        15         --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --               --        3,774        --         --
     Policyholders' benefits...................         --               --           --        --         (8)
                                                ----------  ---------------  -----------  --------  ---------
  Subtotal.....................................         --                4        3,744        15         (8)
                                                ----------  ---------------  -----------  --------  ---------
Other comprehensive income (loss)..............         --               --           --        --         --
Purchases......................................         --                8          225        16        136
Sales..........................................        (15)              (1)         (35)       (3)        --
Settlements....................................         --               --           --        (5)        --
Transfers into Level 3/(1)/....................         --               --           --        --         --
Transfers out of Level 3/(1)/..................         --               (2)          --        --         --
                                                ----------  ---------------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2014..................... $       --  $            61  $    10,711  $    260  $     128
                                                ==========  ===============  ===========  ========  =========

                                                                                                      GWBL
                                                Redeemable      Other          GMIB      Separate   and Other
                                                Preferred      Equity       Reinsurance  Accounts   Features
                                                  Stock    Investments/(2)/    Asset      Assets    Liability
                                                ---------- ---------------  -----------  --------  ----------
                                                                        (In Millions)
BALANCE, JANUARY 1, 2013....................... $       15 $            77  $    11,044  $    224  $      265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         --              10           --        --          --
     Investment gains (losses), net............         --              (7)          --        10          --
     Increase (decrease) in the fair value
       of reinsurance contracts................         --              --       (4,496)       --          --
     Policyholders' benefits...................         --              --           --        --        (351)
                                                ---------- ---------------  -----------  --------  ----------
  Subtotal..................................... $       -- $             3  $    (4,496) $     10  $     (351)
                                                ---------- ---------------  -----------  --------  ----------
Other comprehensive income (loss)..............         --              --           --        (1)         --
Purchases......................................         --               4          237         6          86
Sales..........................................         --              (3)         (38)       (3)         --
Settlements....................................         --              --           --        (2)         --
Transfers into Level 3/(1)/....................         --              --           --         3          --
Transfers out of Level 3/(1)/..................         --             (29)          --        --          --
                                                ---------- ---------------  -----------  --------  ----------
BALANCE, DECEMBER 31, 2013..................... $       15 $            52  $     6,747  $    237  $       --
                                                ========== ===============  ===========  ========  ==========

                                                                                                                   GWBL
                                                Redeemable        Other        Other       GMIB       Separate   and Other
                                                Preferred        Equity       Invested  Reinsurance   Accounts   Features
                                                  Stock     Investments/(2)/   Assets      Asset       Assets    Liability
                                                ----------- ----------------- --------  ------------ ---------  -----------
                                                                               (In Millions)
BALANCE, JANUARY 1, 2012....................... $        14 $              77 $     (2) $     10,547 $     215  $       291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Investment gains (losses), net............          --                --       --            --         8           --
     Increase (decrease) in the fair value
       of reinsurance contracts................          --                --       --           315        --           --
     Policyholders' benefits...................          --                --       --            --        --          (77)
                                                ----------- ----------------- --------  ------------ ---------  -----------
  Subtotal.....................................          --                --       --           315         8          (77)
                                                ----------- ----------------- --------  ------------ ---------  -----------
Other comprehensive income (loss)..............           1                --        2            --        --           --
Purchases......................................          --                --       --           182         6           51
Sales..........................................          --                --       --            --        (2)          --
Settlements....................................          --                --       --            --        (3)          --
                                                ----------- ----------------- --------  ------------ ---------  -----------
BALANCE, DECEMBER 31, 2012..................... $        15 $              77 $     --  $     11,044 $     224  $       265
                                                =========== ================= ========  ============ =========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/Includes Trading securities' Level 3 amount.

   The table below details changes in unrealized gains (losses) for 2014 and 2013 by category for Level 3 assets and liabilities still held at December 31, 2014 and 2013, respectively:

                                                               EARNINGS (LOSS)
                                                --------------------------------------------
                                                   NET     INVESTMENT        INCREASE
                                                INVESTMENT   GAINS    (DECREASE) IN THE FAIR             POLICY-
                                                  INCOME   (LOSSES),   VALUE OF REINSURANCE              HOLDERS'
                                                  (LOSS)      NET           CONTRACTS            OCI     BENEFITS
                                                ---------- ---------- ----------------------  --------- ---------

                                                                          (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2014
STILL HELD AT DECEMBER 31, 2014:
  Change in unrealized gains (losses):
   Fixed maturities, available-for- sale:
     Corporate................................. $       -- $       --  $                  --  $       6 $      --
     State and political subdivisions..........         --         --                     --          2        --
     Commercial mortgage- backed...............         --         --                     --        112        --
     Asset-backed..............................         --         --                     --          7        --
     Other fixed maturities,
       available-for-sale......................         --         --                     --         --        --
                                                ---------- ----------  ---------------------  --------- ---------
       Subtotal................................ $       -- $       --  $                  --  $     127 $      --
                                                ---------- ----------  ---------------------  --------- ---------
   GMIB reinsurance contracts..................         --         --                  3,964         --        --
   Separate Accounts' assets...................         --         15                     --         --        --
   GWBL and other features' liability..........         --         --                     --         --       128
                                                ---------- ----------  ---------------------  --------- ---------
       Total................................... $       -- $       15  $               3,964  $     127 $     128
                                                ========== ==========  =====================  ========= =========

Level 3 Instruments
Full Year 2013
Still Held at December 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for- sale:
     Corporate................................. $       -- $       --  $                  --  $     (2) $      --
     State and political subdivisions..........         --         --                     --        (4)        --
     Commercial mortgage- backed...............         --         --                     --          6        --
     Asset-backed..............................         --         --                     --          4        --
     Other fixed maturities,
       available-for-sale......................         --         --                     --         --        --
                                                ---------- ----------  ---------------------  --------- ---------
       Subtotal................................ $       -- $       --  $                  --  $       4 $      --
                                                ---------- ----------  ---------------------  --------- ---------
     GMIB reinsurance contracts................         --         --                 (4,297)        --        --
     Separate Accounts' assets.................         --         10                     --         --        --
     GWBL and other features' liability........         --         --                     --         --      (265)
                                                ---------- ----------  ---------------------  --------- ---------
       Total................................... $       -- $       10  $              (4,297) $       4 $    (265)
                                                ========== ==========  =====================  ========= =========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2014 and 2013, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2014

                                FAIR         VALUATION
                                VALUE        TECHNIQUE         SIGNIFICANT UNOBSERVABLE INPUT         RANGE
                               ------- ---------------------- --------------------------------- -----------------
ASSETS:                                                      (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable                          Discount rate
                                         companies                                                11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

   Other equity investments...      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                           Treasury curve Gross 238 BPS - 395 BPS
                                                                          domestic product rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/................ $   107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2013

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                                ------ ---------------------- --------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate................... $   54 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve 125 bps - 550 bps
-----------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.      1 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve      45 bps
-----------------------------------------------------------------------------------------------------------------

   Asset-backed................      7 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 bps - 687 bps
-----------------------------------------------------------------------------------------------------------------

   Other equity investments....     52 Market comparable                   Revenue multiple R&D    1.2x - 4.9x
                                         companies                            multiple Discount   1.1x - 17.1x
                                                                                  rate Discount       18.0%
                                                                        years Discount for lack         1
                                                                           of marketability and
                                                                                   risk factors   50.0% - 60.0%
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......    215 Third party appraisal           Capitalization rate Exit       5.4%
                                                                                 capitalization       6.4%
                                                                             rate Discount rate       7.4%

                                    11 Discounted cash flow                    Spread over U.S.
                                                                           Treasury curve Gross 256 bps - 434 bps
                                                                               domestic product    0.0% - 2.3%
                                                                           rate Discount factor    3.3% - 6.8%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  6,747 Discounted cash flow              Lapse Rates Withdrawal    1.0% - 8.0%
                                                                         Rates GMIB Utilization    0.2% - 8.0%
                                                                          Rates Non-performance   0.0% - 15.0%
                                                                        risk Volatility rates -  7 bps - 21 bps
                                                                                         Equity   20.0% - 33.0%
-----------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/................. $   61 Discounted cash flow              Lapse Rates Withdrawal    1.0% - 8.0%
                                                                       Rates Volatility rates -    0.0% - 7.0%
                                                                                         Equity   20.0% - 33.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2014 and 2013, respectively, are approximately $1,045 million and $1,088 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 68.8% and 76.2% of total assets classified as Level 3 and represent only 0.7% and 0.8% of total assets measured at fair value on a recurring basis at December 31, 2014 and 2013 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2014 and 2013, respectively, are approximately $207 million and $54 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 54.5% and 18.6% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2014 and 2013, are approximately 0.0% and 25.0%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2014 and 2013, are approximately 9.4% and 8.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2014 and 2013, respectively, are approximately $31 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2014 and 2013, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $3 million and $10 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2014 and 2013, primarily consist of a private real estate fund with a fair value of approximately $234 million and $215 million, a private equity investment with a fair value of approximately $2 million and $4 million and mortgage loans with fair value of approximately $5 million and $7 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $11 million and $8 million at December 31, 2014 and $3 million and $7 million at December 31, 2013, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2014 and 2013 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                                FAIR VALUE
                                                   CARRYING   ----------------------------------------------
                                                    VALUE       LEVEL 1    LEVEL 2     LEVEL 3      TOTAL
                                                 ------------ ----------- ---------- ------------ ----------

                                                                        (IN MILLIONS)
December 31, 2014:
Mortgage loans on real estate................... $      6,463 $        -- $       -- $      6,617 $    6,617
Loans to affiliates.............................        1,087          --        810          393      1,203
Policyholders liabilities: Investment contracts.        2,799          --         --        2,941      2,941
Policy loans....................................        3,408          --         --        4,406      4,406
Short-term debt.................................          200          --        212           --        212
December 31, 2013:
Mortgage loans on real estate................... $      5,684 $        -- $       -- $      5,716 $    5,716
Loans to affiliates.............................        1,088          --        800          398      1,198
Policyholders liabilities: Investment contracts.        2,435          --         --        2,523      2,523
Policy loans....................................        3,434          --         --        4,316      4,316
Long-term debt..................................          200          --        225           --        225
Loans from affiliates...........................          825          --        969           --        969

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB     GMIB    TOTAL
                                              -------  -------  -------
                                                    (IN MILLIONS)

Balance at January 1, 2012................... $ 1,593  $ 4,130  $ 5,723
  Paid guarantee benefits....................    (288)     (77)    (365)
  Other changes in reserve...................     467      508      975
                                              -------  -------  -------
Balance at December 31, 2012.................   1,772    4,561    6,333
  Paid guarantee benefits....................    (237)    (325)    (562)
  Other changes in reserve...................      91      (33)      58
                                              -------  -------  -------
Balance at December 31, 2013.................   1,626    4,203    5,829
  Paid guarantee benefits....................    (231)    (220)    (451)
  Other changes in reserve...................     334    1,661    1,995
                                              -------  -------  -------
Balance at December 31, 2014................. $ 1,729  $ 5,644  $ 7,373
                                              =======  =======  =======

   Related GMDB reinsurance ceded amounts were:

                                                            GMDB
                                                        -------------
                                                        (IN MILLIONS)

Balance at January 1, 2012............................. $         716
  Paid guarantee benefits..............................          (127)
  Other changes in reserve.............................           255
                                                        -------------
Balance at December 31, 2012...........................           844
  Paid guarantee benefits..............................          (109)
  Other changes in reserve.............................            56
                                                        -------------
Balance at December 31, 2013...........................           791
  Paid guarantee benefits..............................          (114)
  Other changes in reserve.............................           155
                                                        -------------
Balance at December 31, 2014........................... $         832
                                                        =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2014 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM      RATCHET     ROLL-UP      COMBO        TOTAL
                                               -----------  ----------  ----------  -----------  -----------
                                                                   (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $    13,033  $      198  $       85  $       356  $    13,672
   Separate Accounts.......................... $    38,629  $    8,632  $    3,905  $    36,882  $    88,048
  Net amount at risk, gross................... $       240  $      136  $    2,176  $    12,224  $    14,776
  Net amount at risk, net of
   amounts reinsured.......................... $       240  $       90  $    1,454  $     4,758  $     6,542
  Average attained age of contractholders.....        51.0        65.0        71.0         65.9         54.8
  Percentage of contractholders over age 70...         8.7%       34.0%       55.7%        36.1%        16.1%
  Range of contractually specified
   interest rates.............................         N/A         N/A      3% - 6%    3% - 6.5%    3% - 6.5%

                                              RETURN OF
                                               PREMIUM  RATCHET   ROLL-UP      COMBO       TOTAL
                                              --------- ------- ----------  ----------  ----------
                                                              (DOLLARS IN MILLIONS)
GMIB:
-----
  Account values invested in:
   General Account...........................       N/A     N/A $      406  $      365  $      771
   Separate Accounts.........................       N/A     N/A $   12,271  $   45,813  $   58,084
  Net amount at risk, gross..................       N/A     N/A $    1,126  $    4,246  $    5,372
  Net amount at risk, net of
   amounts reinsured.........................       N/A     N/A $      342  $    1,045  $    1,387
  Weighted average years remaining
   until annuitization.......................       N/A     N/A        1.0         2.7         2.6
  Range of contractually specified
   interest rates............................       N/A     N/A     3% - 6%   3% - 6.5%   3% - 6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $508 million and $346 million at December 31, 2014 and 2013, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2014, the Company's program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts expired. The Company believes that this program was mutually beneficial to both the Company and policyholders, who no longer needed or wanted the GMDB and GMIB rider. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who did not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the differences in accounting recognition between the fair value of the reinsurance contract asset, the gross reserves and DAC, the net impact of the buyback was a $29 million and $20 million decrease to Net earnings in 2014 and 2013 respectively. For additional information, see "Accounting for Variable Annuities with GMDB and GMIB Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2014       2013
                                              ---------- ----------
                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   67,108 $   64,035
Fixed income.................................      3,031      3,330
Balanced.....................................     17,505     19,237
Other........................................        404        496
                                              ---------- ----------
Total........................................ $   88,048 $   87,098
                                              ========== ==========

GMIB:
-----
Equity....................................... $   43,850 $   41,603
Fixed income.................................      1,988      2,208
Balanced.....................................     12,060     13,401
Other........................................        186        246
                                              ---------- ----------
Total........................................ $   58,084 $   57,458
                                              ========== ==========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2014, the total account value and net amount at risk of the hedged variable annuity contracts were $51,411 million and $5,408 million, respectively, with the GMDB feature and $35,717 million and $1,188 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                               REINSURANCE
                                              DIRECT LIABILITY    CEDED        NET
                                              ---------------- -----------  ----------
                                                           (IN MILLIONS)

Balance at January 1, 2012................... $            470        (262) $      208
  Other changes in reserves..................               86         (48)         38
                                              ---------------- -----------  ----------
Balance at December 31, 2012.................              556        (310)        246
  Other changes in reserves..................              273        (131)        142
                                              ---------------- -----------  ----------
Balance at December 31, 2013.................              829        (441)        388
  Other changes in reserves..................              135        (114)         21
                                              ---------------- -----------  ----------
Balance at December 31, 2014................. $            964 $      (555) $      409
                                              ================ ===========  ==========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2014, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.9% and 50.7%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.2% and 51.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2014 and 2013 were $10,711 million and $6,747 million, respectively. The increases (decreases) in fair value were $3,964 million, $(4,297) million and $497 million for 2014, 2013 and
    2012, respectively.

   At December 31, 2014 and 2013, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,367 million and $2,379 million, of which $2,069 million and $2,073 million related to three specific reinsurers, which were Zurich Insurance Company Ltd.

   (AA - rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (A+ rating). At December 31, 2014 and 2013, affiliated reinsurance recoverables related to insurance contracts amounted to $1,684 million and $1,555 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $72 million and $70 million are included in other liabilities in the consolidated balance sheets at December 31, 2014 and 2013, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $110 million and $143 million at December 31, 2014 and 2013, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2014 and 2013 were $757 million and $709 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                         2014    2013    2012
                                                        ------  ------  ------
                                                             (IN MILLIONS)

Direct premiums........................................ $  844  $  848  $  873
Reinsurance assumed....................................    211     213     219
Reinsurance ceded......................................   (541)   (565)   (578)
                                                        ------  ------  ------
Premiums............................................... $  514  $  496  $  514
                                                        ======  ======  ======
Universal Life and Investment-type Product Policy Fee
  Income Ceded......................................... $  270  $  247  $  234
                                                        ======  ======  ======
Policyholders' Benefits Ceded.......................... $  726  $  703  $  667
                                                        ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $78 million and $79 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, respectively, $1,714 million and $1,687 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                          2014     2013     2012
                                                        --------- ------- ---------
                                                               (IN MILLIONS)

Incurred benefits related to current year.............. $      14 $    15 $      16
Incurred benefits related to prior years...............        16      10        14
                                                        --------- ------- ---------
Total Incurred Benefits................................ $      30 $    25 $      30
                                                        ========= ======= =========
Benefits paid related to current year.................. $      20 $    19 $      21
Benefits paid related to prior years...................        11      13        16
                                                        --------- ------- ---------
Total Benefits Paid.................................... $      31 $    32 $      37
                                                        ========= ======= =========

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2014    2013
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein:
  Commercial paper (with interest rates of
   0.3% and 0.3%)............................ $   489 $   268
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200      --
                                              ------- -------
Total short-term debt........................     689     268
                                              ------- -------
Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............      --     200
                                              ------- -------
Total long-term debt.........................      --     200
                                              ------- -------
Total short-term and long-term debt..........     689     468
                                              ======= =======

   Short-term Debt

   AllianceBernstein has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2014, AllianceBernstein and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2014 and 2013, AllianceBernstein and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2014 and 2013, AllianceBernstein and SCB LLC did not draw upon the Credit Facility.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AllianceBernstein named as an additional borrower, while three lines have no stated limit. As of December 31, 2014 and 2013, SCB LLC had no bank loans outstanding.

   Long-term Debt

   At December 31, 2014, the Company did not have any long-term debt outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), a subsidiary of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $29 million, $40 million and $37 million, respectively, for 2014, 2013 and 2012.

   In 2014, 2013 and 2012, respectively, the Company paid AXA Distribution and its subsidiaries $616 million, $621 million and $684 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $325 million, $345 million and $399 million, respectively, for their applicable share of operating expenses in 2014, 2013 and 2012, pursuant to the Agreements for Services.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2014 and 2013, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,560 million and $5,388 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2014, 2013 and 2012 related to the UL and no lapse guarantee riders totaled approximately $453 million, $474 million and $484 million, respectively. Ceded claims paid in 2014, 2013 and 2012 were $83 million, $70 million and $68 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($8,794 million at December 31, 2014) and/or letters of credit ($3,005 million at December 31, 2014). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2014, 2013 and 2012 totaled approximately $22 million, $21 million and $21 million, respectively. Claims and expenses paid in 2014, 2013 and 2012 were $10 million, $10 million and $13 million, respectively.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $75 million, $148 million and $135 million for 2014, 2013 and 2012, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $173 million, $165 million and $161 million in 2014, 2013 and 2012, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $15 million, $24 million and $26 million in 2014, 2013 and 2012, respectively. The net receivable (payable) related to these contracts was approximately $3 million and $(8) million at December 31, 2014 and 2013, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2014      2013      2012
                                              --------- --------- ---------
                                                      (IN MILLIONS)

Investment advisory and services fees........ $   1,062 $   1,010 $     879
Distribution revenues........................       433       455       408
Other revenues -- shareholder servicing fees.        91        91        89
Other revenues -- other......................         6         6         5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors a non-qualified defined benefit pension plan.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. A new company contribution was added to the 401(k) Plan effective January 1, 2014, in addition to the existing discretionary profit sharing contribution. AXA Equitable also provides an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2014, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $6 million cash contribution to its qualified pension plan in 2014. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2014, no minimum contribution is required to be made in 2015 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2015. AllianceBernstein currently does not plan to make a contribution to its pension plan during 2015.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                    2014     2013     2012
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Service cost...................................... $    9  $    40  $    40
Interest cost.....................................    107       99      109
Expected return on assets.........................   (155)    (155)    (146)
Actuarial (gain) loss.............................      1        1        1
Net amortization..................................    111      155      164
Curtailment.......................................     --        3       --
                                                   ------  -------  -------
Net Periodic Pension Expense...................... $   73  $   143  $   168
                                                   ======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                              DECEMBER 31,
                                                           ------------------
                                                             2014      2013
                                                           --------  --------
                                                              (IN MILLIONS)
Projected benefit obligation, beginning of year........... $  2,463  $  2,797
Service cost..............................................       --        32
Interest cost.............................................      107        99
Actuarial (gains) losses..................................      264      (260)
Benefits paid.............................................     (177)     (176)
Plan amendments and curtailments..........................       --       (29)
                                                           --------  --------
Projected Benefit Obligation, End of Year................. $  2,657  $  2,463
                                                           ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                              DECEMBER 31,
                                                           ------------------
                                                             2014      2013
                                                           --------  --------
                                                              (IN MILLIONS)
Pension plan assets at fair value, beginning of year...... $  2,401  $  2,396
Actual return on plan assets..............................      250       180
Contributions.............................................        6         4
Benefits paid and fees....................................     (184)     (179)
                                                           --------  --------
Pension plan assets at fair value, end of year............    2,473     2,401
PBO.......................................................    2,657     2,463
                                                           --------  --------
Excess of PBO Over Pension Plan Assets.................... $   (184) $    (62)
                                                           ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $184 million and $62 million at December 31, 2014 and 2013, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,657 million and $2,473 million, respectively, at December 31, 2014 and $2,463 million and $2,401 million, respectively, at December 31, 2013. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,657 million and $2,473 million, respectively, at

   December 31, 2014 and $2,463 million and $2,401 million, respectively, at December 31, 2013. The accumulated benefit obligation for all defined benefit pension plans was $2,657 million and $2,463 million at December 31, 2014 and 2013, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2014 and 2013 that have not yet been recognized as components of net periodic pension cost:

                                                          DECEMBER 31,
                                                        -----------------
                                                          2014     2013
                                                        -------- --------
                                                          (IN MILLIONS)

Unrecognized net actuarial (gain) loss................. $  1,144 $  1,181
                                                        -------- --------
  Total................................................ $  1,144 $  1,181
                                                        ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $120 million and
    $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2014 and 2013:

                                                        DECEMBER 31,
                                                        ------------
                                                         2014   2013
                                                        -----  -----
                                                        (IN MILLIONS)

Fixed Maturities.......................................  49.4%  49.0%
Equity Securities......................................  38.8   39.1
Equity real estate.....................................   9.8    9.3
Cash and short-term investments........................   1.3    1.9
Other..................................................   0.7    0.7
                                                        -----  -----
  Total................................................ 100.0% 100.0%
                                                        =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are established by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In the first quarter of 2014, AXA Equitable's qualified pension plan discontinued its equity-hedging program at maturity of the underlying positions and modified the investment allocation strategy to target a 50%-50% mix of long-duration bonds and "return-seeking" assets, the latter to include investments in hedge funds and real estate and a 50% allocation to public equities. Plan assets were managed during 2014 to achieve the targeted 50%-50% mix at December 31, 2014 with public equities and real estate comprising return-seeking assets and an expectation for initial investments in hedge funds to begin in 2015.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2014 and 2013, respectively.

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
DECEMBER 31, 2014:                            ------- -------- ------- ---------
ASSET CATEGORIES                                        (IN MILLIONS)
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $     833
  U.S. Treasury, government and agency.......      --      358      --       358
  States and political subdivisions..........      --       18      --        18
  Other structured debt......................      --        9       3        12
Common and preferred equity..................     743      177      --       920
Mutual funds.................................      46       --      --        46
Private real estate investment funds.........      --       --       1         1
Private real estate investment trusts........      --       10     242       252
Cash and cash equivalents....................      13       --      --        13
Short-term investments.......................      --       20      --        20
                                              ------- -------- ------- ---------
   Total..................................... $   802 $  1,425 $   246 $   2,473
                                              ======= ======== ======= =========


                                              Level 1  Level 2  Level 3   Total
December 31, 2013:                            ------- --------- ------- ---------
Asset Categories                                         (In Millions)
Fixed Maturities:
  Corporate.................................. $    -- $     801 $    -- $     801
  U.S. Treasury, government and agency.......      --       343      --       343
  States and political subdivisions..........      --        16      --        16
  Other structured debt......................      --         6       4        10
Common and preferred equity..................     716       191      --       907
Mutual funds.................................      44        --      --        44
Private real estate investment funds.........      --        --       2         2
Private real estate investment trusts........      --        11     220       231
Cash and cash equivalents....................       1        --      --         1
Short-term investments.......................      23        23      --        46
                                              ------- --------- ------- ---------
   Total..................................... $   784 $   1,391 $   226 $   2,401
                                              ======= ========= ======= =========

   At December 31, 2014, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. At December 31, 2013, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $1 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The table below presents a reconciliation for all Level 3 qualified pension plan assets at December 31, 2014 and 2013, respectively.

                                                          PRIVATE
                                                        REAL ESTATE   PRIVATE
                                          FIXED         INVESTMENT   INVESTMENT  COMMON
                                     MATURITIES/(1)/       FUNDS       TRUSTS    EQUITY     TOTAL
                                    -----------------  ------------  ---------- --------  --------
                                                             (IN MILLIONS)
Balance at January 1, 2014......... $               4  $          2  $      220 $     --  $    226
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2014...............                --            --          22       --        22
  Purchases/issues.................                --            --          --       --        --
  Sales/settlements................                --            (1)         --       (1)       (2)
  Transfers into/out of Level 3....                --            --          --       --        --
                                    -----------------  ------------  ---------- --------  --------
Balance at December 31, 2014....... $               4  $          1  $      242 $     (1) $    246
                                    =================  ============  ========== ========  ========

Balance at January 1, 2013......... $               5  $          3  $      197 $     --  $    205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013...............                --            --          23       --        23
  Transfers into/out of Level 3....                (1)           (1)         --       --        (2)
                                    -----------------  ------------  ---------- --------  --------
Balance at December 31, 2013....... $               4  $          2  $      220 $     --  $    226
                                    =================  ============  ========== ========  ========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under AXA Equitable's qualified pension plan was discounted using a published high-quality bond yield curve. The discount rate used to measure the benefit obligation at December 31, 2014 and 2013 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefit obligation as the aforementioned discounted cash flow analysis.

   In 2014, AXA Equitable modified its practice for calculating the discount rate used to measure and report its defined benefit obligations primarily to change the reference high-quality bond yield curve from the Citigroup-AA curve to the Citigroup Above-Median-AA curve and to incorporate other refinements adding incremental precision to the calculation. These changes increased the resulting discount rate by 10 bps at December 31, 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million. Had the modifications and refinements to the discount rate calculation been applied at December 31, 2013, the discount rate and measurement of the funded status of the plan would not have changed from what was previously reported.

   In 2014, the Society of Actuaries ("SOA") finalized new mortality tables and a new mortality improvement scale, reflecting improved life expectancies and an expectation that trend will continue. AXA Equitable considered this new data and determined that mortality experience of the AXA Qualified Plan as well as other relevant demographics supported its retention of the existing SOA mortality tables combined with the use of a more robust improvements scale. Adoption of that modification, including projection of assumed mortality on a full generational approach, increased the December 31, 2014 unfunded PBO of AXA Equitable's qualified pension plan and the related pre-tax charge to shareholders' equity attributable to AXA Equitable by approximately $54 million.

   The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2014 and 2013.

                                                                        2014    2013
                                                                       ------- -------
Discount rates:
  Benefit obligation..................................................   3.60%   4.50%
  Periodic cost.......................................................   3.60%   4.50%
Rates of compensation increase:
  Benefit obligation and periodic cost................................   6.00%   6.00%
Expected long-term rates of return on pension plan assets
  (periodic cost).....................................................   6.75%   6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $10 million and $12 million for 2014, 2013 and 2012, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2015, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2014 and include benefits attributable to estimated future employee service.

                                                                PENSION
                                                               BENEFITS
                                                             -------------
                                                             (IN MILLIONS)

2015........................................................ $         188
2016........................................................           194
2017........................................................           189
2018........................................................           186
2019........................................................           182
Years 2020-2024.............................................           841

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2014, 2013 and 2012 for share-based payment arrangements as further described herein are as follows:

                                                2014     2013      2012
                                              -------- --------  --------
                                                     (IN MILLIONS)
Performance Unit/Shares...................... $     10 $     43  $     24
Stock Options................................        1        2         3
AXA Shareplan................................       10       13        18
AXA Miles....................................       --       --         1
AllianceBernstein Stock Options..............       --       (4)        1
AllianceBernstein Restricted Units...........      171      286       148
                                              -------- --------  --------
Total Compensation Expenses.................. $    192 $    340  $    195
                                              ======== ========  ========

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2014, they were granted performance shares under the AXA International Performance Share Plan 2014 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2014 GRANT. On March 24, 2014, under the terms of the Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares earned during this performance period will vest and be settled on the third anniversary of the award date, and the second tranche of the performance shares earned will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2014, 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $0 million, $26 million and $11 million, respectively.

   For 2014, 2013 and 2012, the Company recognized compensation costs of $10 million, $43 million and $24 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2014 and 2013 was $84 million and $108 million, respectively. Approximately 6 million outstanding performance units and shares are at risk to achievement of 2014 performance criteria, primarily representing the performance shares grant of March 24, 2014 for which cumulative average 2014-2016 performance targets will determine the number of performance shares earned and including all of the performance unit award granted on March 22, 2013.

   Stock Options

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $345,000.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $131,000 and $357,000, respectively.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2014, 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $192,000, $504,000 and $791,000.

   Shares Authorized

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2014 follows:

                                                                  Options Outstanding
                                    ------------------------------------------------------------------------------
                                                                                           AllianceBernstein Holding
                                         AXA Ordinary Shares            AXA ADRs/(3)/                Units
                                    ----------------------------   ----------------------- -----------------------
                                                     Weighted                    Weighted                 Weighted
                                      Number         Average         Number      Average     Number       Average
                                    Outstanding      Exercise      Outstanding   Exercise  Outstanding    Exercise
                                    (In 000's)        Price        (In 000's)     Price    (In 000's)      Price
                                    -----------  ---------------   -----------  ---------- -----------  ----------

Options outstanding at
  January 1, 2014..................    17,569.7  (Euro)    21.00       1,829.8  $    23.60     7,074.1  $    40.82
Options granted....................       403.1  (Euro)    18.16            --  $       --        25.1  $    22.99
Options exercised..................      (546.4) (Euro)    13.42        (590.2) $    20.02    (1,110.0) $    17.08
Options forfeited, net.............      (683.2) (Euro)    26.25        (138.6) $    23.39       (24.8) $    84.19
Options expired/reinstated.........        94.7               --           4.2          --       (22.0) $    33.00
                                    -----------                    -----------              ----------
Options Outstanding at
  December 31, 2014................    16,837.9  (Euro)    21.39       1,105.2  $    25.53     5,942.4  $    45.03
                                    ===========  ===============   ===========  ==========  ==========  ==========
Aggregate Intrinsic Value/(1)/.....              (Euro)   --/ (2)/              $    278.9              $   --/ (2)/
                                                 ===============                ==========              ==========
Weighted Average Remaining
  Contractual Term (in years)......        3.28                           0.67                     3.9
                                    ===========                    ===========              ==========
Options Exercisable at
  December 31, 2014................    13,890.4  (Euro)    22.44       1,105.2  $    25.53     4,949.0       38.12
                                    ===========  ===============   ===========  ==========  ==========  ==========
Aggregate Intrinsic Value/(1)/.....              (Euro)   --/ (2)/              $  7,967.9              $   --/ (2)/
                                                 ===============                ==========              ==========
Weighted Average Remaining
  Contractual Term (in years)......        2.62                           0.67                     3.9
                                    ===========                    ===========              ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2014 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2014 was $12 million. The intrinsic value related to employee exercises of stock options during 2014, 2013 and 2012 were $3 million, $14 million and $5 million respectively, resulting in amounts currently deductible for tax purposes of $1 million, $5 million, and $2 million, respectively, for the periods then ended. In 2014, 2013 and 2012, windfall tax benefits of approximately $1 million, $5 million and $2 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2014, AXA Financial held approximately 6,213 AXA ordinary shares in treasury at a weighted average cost of $22.86 per share, which were designated to fund future exercises of outstanding stock.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2014, 2013 and 2012, respectively.

                                                   AXA Ordinary Shares       AllianceBernstein Holding Units
                                              ----------------------------  --------------------------------
                                                2014      2013      2012      2014        2013        2012
                                              --------  --------  --------  --------  ------------  --------

Dividend yield...............................     6.38%     7.52%     7.54%     8.40%  8.0 - 8.3%       6.20%
Expected volatility..........................    29.24%    31.27%    39.89%    48.90% 49.7 - 49.8%     49.20%
Risk-free interest rates.....................     1.54%     1.34%     1.80%     1.50%  0.8 - 1.7%        0.7%
Expected life in years.......................     8.20       7.7       5.6      6.00       6.0           6.0
Weighted average fair value per option at
  grant date................................. $   2.89  $   1.79  $   2.48  $   4.78  $       5.44  $   3.67

   For 2014, 2013 and 2012, the Company recognized compensation costs (credits) for employee stock options of $1 million, $(2) million and $4 million, respectively. As of December 31, 2014, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.0 year.

   Restricted Awards

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2014, 2013 and 2012, respectively, the Company recognized compensation costs of $171 million, $286 million and $148 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2014, approximately 19.7 million restricted shares and Holding units remain unvested. At December 31, 2014, approximately $46 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.8 years.

   The following table summarizes unvested restricted stock activity for 2014.

                                                                                             WEIGHTED
                                                                                 SHARES OF   AVERAGE
                                                                                 RESTRICTED GRANT DATE
                                                                                   STOCK    FAIR VALUE
                                                                                 ---------- ----------

Unvested as of January 1, 2014..................................................     71,379 $    14.09
Granted.........................................................................     11,819 $    18.52
Vested..........................................................................     31,738 $    13.66
                                                                                 ---------- ----------
Unvested as of December 31, 2014................................................     51,460 $    15.37
                                                                                 ========== ==========

   Restricted stock vested in 2014, 2013 and 2012 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   AXA Shareplan

   2014 AXA SHAREPLAN. In 2014, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2014. Eligible employees could have reserved a share purchase during the reservation period from September 1, 2014 through September 16, 2014 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2014 through October 31, 2014. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 23, 2014 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $18.69 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 10.8% formula discounted price of $20.83 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2014 which is July 1, 2019. All subscriptions became binding and irrevocable on October 31, 2014.

   The Company recognized compensation expense of $10 million in 2014, $13 million in 2013 and $18 million in 2012 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2014, 2013 and 2012 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $295,000 and $278,000.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2014 and 2013, AllianceBernstein purchased 3.6 million and 5.2 million Holding units for $93 million and $111 million respectively. These amounts reflect open-market purchases of 0.3 million and 1.9 million Holding units for $7 million and $39 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2014, AllianceBernstein granted to employees and Eligible Directors
   7.6 million restricted AB Holding Unit awards (including 6.6 million granted in December for 2014 year-end awards). During 2013, AllianceBernstein granted to employees and Eligible Directors 13.9 million restricted AB Holding awards (including 6.5 million granted in December 2013 for 2013 year-end awards and 6.5 million granted in January 2013 for 2012 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In 2014, AB Holding used Holding units repurchased during the fourth quarter of 2014 and newly-issued Holding units to fund restricted Holding awards.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $173 million, $156 million and $147 million for 2014, 2013 and 2012, respectively. The cost of the 2014 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2014, 273,387 options to buy Holding units had been granted and 42 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 17 million Holding units were available for grant as of December 31, 2014.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2014      2013     2012
                                              ---------  -------- -------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    (552) $    197 $  (233)
  Deferred (expense) benefit.................    (1,143)    1,876     391
                                              ---------  -------- -------
Total........................................ $  (1,695) $  2,073 $   158
                                              =========  ======== =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                 2014      2013     2012
                                              ---------  --------  ------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  (2,140) $  1,858  $  (20)
Noncontrolling interest......................       119       101      37
Separate Accounts investment activity........       116       122      94
Non-taxable investment income (loss).........        12        20      24
Tax audit interest...........................        (6)      (14)     (2)
State income taxes...........................        (4)       (6)      7
AllianceBernstein Federal and foreign taxes..         4         2      10
Tax settlement...............................       212        --      --
Other........................................        (8)      (10)      8
                                              ---------  --------  ------
Income tax (expense) benefit................. $  (1,695) $  2,073  $  158
                                              =========  ========  ======

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2014   December 31, 2013
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   150 $        -- $   104 $        --
Reserves and reinsurance.....................      --       1,785      --         688
DAC..........................................      --       1,162      --       1,016
Unrealized investment gains or losses........      --         614      --          85
Investments..................................      --       1,490      --       1,410
Net operating losses and credits.............     512          --     492          --
Other........................................     112          --       7          --
                                              ------- ----------- ------- -----------
Total........................................ $   774 $     5,051 $   603 $     3,199
                                              ======= =========== ======= ===========

   As of December 31, 2014, the Company had $512 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2014, $264 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $106 million would need to be provided if such earnings were remitted.

   At December 31, 2014 and 2013, of the total amount of unrecognized tax benefits $397 million and $568 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2014 and 2013 were $77 million and $120 million, respectively. For 2014, 2013 and 2012, respectively, there were $43 million, $15 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2014    2013    2012
                                              ------  ------  ------
                                                   (IN MILLIONS)

Balance at January 1,........................ $  592  $  573  $  453
Additions for tax positions of prior years...     56      57     740
Reductions for tax positions of prior years..   (181)    (38)   (620)
Additions for tax positions of current year..      8      --      --
                                              ------  ------  ------
Balance at December 31,...................... $  475  $  592  $  573
                                              ======  ======  ======

   During the second quarter of 2014, the IRS completed its examination of the Company's 2006 and 2007 Federal corporate income tax returns and issued its Revenue Agent's Report. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                         DECEMBER 31,
                                              ---------------------------------
                                                 2014        2013       2012
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Unrealized gains (losses) on investments..... $    1,089  $     141  $    1,352
Defined benefit pension plans................       (780)      (757)     (1,056)
                                              ----------  ---------  ----------
Total accumulated other comprehensive
  income (loss)..............................        309       (616)        296
                                              ----------  ---------  ----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         42         13          21
                                              ----------  ---------  ----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      351  $    (603) $      317
                                              ==========  =========  ==========

   The components of OCI for the past three years, net of tax, follow:

                                                     2014         2013       2012
                                                  ----------  -----------  --------

                                                            (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising
   during the year............................... $    1,043  $    (1,550) $    658
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/..........         37           49        59
                                                  ----------  -----------  --------
Net unrealized gains (losses) on investments.....      1,080       (1,501)      717
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other......................................       (132)         290      (137)
                                                  ----------  -----------  --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $529, $(654) and $318)        948       (1,211)      580
                                                  ----------  -----------  --------
Change in defined benefit plans:
  Net gain (loss) arising during the year........        (95)         198       (82)
  Prior service cost arising during the year.....         --           --         1
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...............         72          101       106
   Amortization of net prior service credit
     included in net periodic cost...............         --           --         1
                                                  ----------  -----------  --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(15), $161 and $14)...........................        (23)         299        26
                                                  ----------  -----------  --------
Total other comprehensive income (loss), net
  of income taxes................................        925         (912)      606
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest........         29           (8)        8
                                                  ----------  -----------  --------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.................. $      954  $      (920) $    614
                                                  ==========  ===========  ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(19) million, $(26) million and $(32) million for 2014, 2013 and 2012, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(39) million, $(54) million and $(58) million for 2014, 2013 and 2012, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2014, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $200 million for 2015 and $0 million for 2017 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2015 and the four successive years are $211 million, $212 million, $209 million, $195 million, $184 million and $1,081 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2015 and the four successive years is $53 million, $55 million, $54 million, $53 million, $53 million and $153 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2014, 2013 and 2012, respectively, AXA Equitable recorded $42 million, $85 million and $30 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                              DECEMBER 31,
                                                        -----------------------
                                                          2014    2013    2012
                                                        -------  ------  ------
                                                             (IN MILLIONS)

Balance, beginning of year............................. $   122  $   52  $   44
Additions..............................................      21     140      54
Cash payments..........................................     (24)    (66)    (46)
Other reductions.......................................      (6)     (4)     --
                                                        -------  ------  ------
Balance, End of Year................................... $   113  $  122  $   52
                                                        =======  ======  ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2014, 2013 and 2012, respectively, AllianceBernstein recorded a $6 million, $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2014, these arrangements include commitments by the Company to provide equity financing of $476 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $16 million of undrawn letters of credit related to reinsurance at December 31, 2014. The Company had $498 million of commitments under existing mortgage loan agreements at December 31, 2014.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2014, AllianceBernstein had funded $32 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2014, AllianceBernstein had funded $16 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2014, AllianceBernstein had funded $6 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts.

   A lawsuit was filed in the United States District Court for the Southern District of New York in April 2014, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable from 2011 to March 11, 2014 (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statement or elsewhere that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby AXA Equitable allegedly misrepresented its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of the equivalent of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs for the current named plaintiff, Mr. Yale, who had determined that he could not serve as the named plaintiff and class representative in the case. In March 2015, AXA Equitable filed a motion to dismiss on substantial grounds.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that volatility management techniques - which the complaint refers to as the "ATM Strategy" - were implemented in certain variable investment options offered to plaintiff's mother under her variable annuity contract and that use of volatility management in those options "breached the terms of the variable deferred annuities held by plaintiff and the Class." The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In July 2014, plaintiff filed a motion to remand the action to New York state court. In September 2014, AXA Equitable filed a motion to dismiss the Complaint as precluded by the Securities Litigation Uniform Standards Act.

   In November 2014, a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company was filed in the Superior Court of New Jersey, Camden County ("New Jersey state court"). The lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof." Plaintiff asserts that volatility management techniques were implemented in certain variable investment funds offered to plaintiff under her variable life insurance contract and that use of volatility management in those funds "breached the terms of the variable life insurance policies held by plaintiff and the Class." The lawsuit seeks unspecified damages. In December 2014, AXA Equitable filed a notice of removal to the United States District Court for the District of New Jersey and a motion to transfer to the United States District Court for the Southern District of New York. In January 2015, plaintiff filed a motion to remand the action to New Jersey state court. In January 2015, the New Jersey federal district court stayed AXA Equitable's motion to transfer, as well as its date to respond to the complaint, pending resolution of Plaintiff's motion to remand.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (one of

   AllianceBernstein's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim and AllianceBernstein's June 27, 2014 Statement of Defence in response to the Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $517 million during 2015. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2014, 2013 and 2012, respectively, AXA Equitable's statutory net income (loss) totaled $1,664 million, $(28) million and $602 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,793 million and $4,360 million at December 31, 2014 and 2013, respectively. In 2014 AXA Equitable paid $382 million in shareholders' dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in the form of a dividend to AXA Financial. In 2012, AXA Equitable paid $362 million in shareholder dividends.

   At December 31, 2014, AXA Equitable, in accordance with various government and state regulations, had $65 million of securities on deposit with such government or state agencies.

   In 2014 and 2013 AXA Equitable, with the approval of the NYSDFS, repaid at par value plus accrued interest $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2014 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2014.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under

   SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.
   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                     DECEMBER 31,
                                                                          ----------------------------------
                                                                             2014        2013        2012
                                                                          ----------  ----------  ----------
                                                                                     (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    1,345  $     (864) $       64
Change in AVR............................................................         89          46         269
                                                                          ----------  ----------  ----------
Net change in statutory surplus, capital stock and AVR...................      1,434        (818)        333
Adjustments:
 Future policy benefits and policyholders' account balances..............     (1,128)       (607)       (508)
 DAC.....................................................................        413          75         142
 Deferred income taxes...................................................       (904)      2,038         798
 Valuation of investments................................................       (139)          7        (377)
 Valuation of investment subsidiary......................................       (289)       (109)       (306)
 Increase (decrease) in the fair value of the reinsurance contract asset.      3,964      (4,297)        497
 Pension adjustment......................................................        (13)       (478)        (41)
 Amortization of deferred cost of insurance ceded to AXA Arizona.........       (280)       (280)       (126)
 Shareholder dividends paid..............................................        382         468         362
 Changes in non-admitted assets..........................................       (227)          2        (489)
 Repayment of surplus Note...............................................        825         500           -
 Other, net..............................................................         (5)        (74)       (190)
                                                                          ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $    4,033  $   (3,573) $       95
                                                                          ==========  ==========  ==========

                                                                                     DECEMBER 31,
                                                                          ----------------------------------
                                                                             2014        2013        2012
                                                                          ----------  ----------  ----------
                                                                                     (IN MILLIONS)
Statutory surplus and capital stock...................................... $    5,170  $    3,825  $    4,689
AVR......................................................................        623         535         489
                                                                          ----------  ----------  ----------
Statutory surplus, capital stock and AVR.................................      5,793       4,360       5,178
Adjustments:
 Future policy benefits and policyholders' account balances..............     (5,195)     (3,884)     (3,642)
 DAC.....................................................................      4,271       3,874       3,728
 Deferred income taxes...................................................     (4,259)     (2,672)     (5,330)
 Valuation of investments................................................      2,208         703       3,271
 Valuation of investment subsidiary......................................       (898)       (515)       (137)
 Fair value of reinsurance contracts.....................................     10,711       6,747      11,044
 Deferred cost of insurance ceded to AXA Arizona.........................      2,086       2,366       2,646
 Non-admitted assets.....................................................        242         469         467
 Issuance of surplus notes...............................................        200      (1,025)     (1,525)
 Other, net..............................................................        (40)        115        (264)
                                                                          ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA Equitable..................... $   15,119  $   10,538  $   15,436
                                                                          ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                           2014      2013      2012
                                                        ---------  --------  --------
                                                                (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/......................................... $  12,656  $    (54) $  6,443
Investment Management/(2)/.............................     3,011     2,915     2,738
Consolidation/elimination..............................       (27)      (21)      (21)
                                                        ---------  --------  --------
Total Revenues......................................... $  15,640  $  2,840  $  9,160
                                                        =========  ========  ========

  /1)/ Includes investment expenses charged by AllianceBernstein of approximately $40 million, $37 million and $31 million for 2014, 2013 and 2012, respectively, for services provided to the Company.
  /2)/ Intersegment investment advisory and other fees of approximately $67 million, $58 million and $52 million for 2014, 2013 and 2012, respectively, are included in total revenues of the Investment Management segment.

                                                          2014      2013      2012
                                                        -------- ---------  -------
                                                               (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS, BEFORE
INCOME TAXES:
Insurance.............................................. $  5,512 $  (5,872) $  (132)
Investment Management/(1)/.............................      603       564      190
Consolidation/elimination..............................       --        (1)      --
                                                        -------- ---------  -------
Total Earnings (Loss) from Operations, before Income
  Taxes................................................ $  6,115 $  (5,309) $    58
                                                        ======== =========  =======

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                              DECEMBER 31,
                                                        ------------------------
                                                            2014         2013
                                                        -----------  -----------
                                                              (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $   184,018  $   171,532
Investment Management..................................      11,990       11,873
Consolidation/elimination..............................          (3)          (4)
                                                        -----------  -----------
Total Assets........................................... $   196,005  $   183,401
                                                        ===========  ===========

   In accordance with SEC regulations, securities with a fair value of $415 million and $925 million have been segregated in a special reserve bank custody account at December 31, 2014 and 2013, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2014 and 2013 are summarized below:

                                                                         THREE MONTHS ENDED
                                                        ---------------------------------------------------
                                                          MARCH 31     JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                        -----------  ----------  -------------  -----------
                                                                           (IN MILLIONS)
2014
----
Total Revenues......................................... $     3,706  $    3,524  $       3,754  $     4,656
                                                        ===========  ==========  =============  ===========
Net Earnings (Loss), Attributable to AXA Equitable..... $       977  $      945  $         987  $     1,124
                                                        ===========  ==========  =============  ===========

2013
----
Total Revenues......................................... $       392  $      537  $         834  $     1,077
                                                        ===========  ==========  =============  ===========
Net Earnings (Loss), Attributable to AXA Equitable..... $    (1,004) $   (1,051) $        (878) $      (640)
                                                        ===========  ==========  =============  ===========

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since September 1993); Chairman of the
                                       Board of AXA Financial (since April
                                       1998); Vice Chairman (February 1996 to
                                       April 1998). Chairman and Chief
                                       Executive Officer of AXA since April
                                       2010; prior thereto, Chairman of the
                                       Management Board (May 2000 to April
                                       2010) and Chief Executive Officer of
                                       AXA (January 2000 to May 2002); Vice
                                       Chairman of AXA's Management Board
                                       (January 2000 to May 2000). Director or
                                       officer of various subsidiaries and
                                       affiliates of the AXA Group. Director
                                       of AllianceBernstein Corporation, the
                                       general partner of AllianceBernstein
                                       Holding and AllianceBernstein.
                                       Director, Nestle S.A. since April 2012.
                                       Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November
                                       2000).
-------------------------------------------------------------------------------

Denis Duverne                          Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since February 1998). Member of AXA's
                                       Board of Directors and Deputy Chief
                                       Executive Officer (since April 2010);
                                       prior thereto, Member of the AXA
                                       Management Board (February 2003 to
                                       April 2010) and Chief Financial Officer
                                       (May 2003 through December 2009), prior
                                       thereto, Executive Vice President,
                                       Finance, Control and Strategy, AXA
                                       (January 2000 to May 2003); prior
                                       thereto Senior Executive Vice
                                       President, International
                                       (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA
                                       Executive Committee (since January
                                       2000); Director, AXA Financial (since
                                       November 2003), AllianceBernstein
                                       (since February 1996) and various AXA
                                       affiliated companies. Director of DLJ
                                       (February 1997 to November 2000).
-------------------------------------------------------------------------------

Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York. From
                                       2002 and 2006, Mr. de Oliveira was
                                       Adjunct Professor of Finance at
                                       Columbia University. Prior thereto,
                                       starting in 1977, he spent 24 years at
                                       JP Morgan & Co. where he was Chairman
                                       and Chief Executive Officer of JP
                                       Morgan Investment Management and was
                                       also a member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and a
                                       Director of L'Atelier -- New York
                                       (since 2010) and JACCAR Holdings SA
                                       (2011). Previously, he served as a
                                       Director of JP Morgan Suisse, American
                                       Century Company, Inc., SunGard Data
                                       Systems, The Hartford Insurance
                                       Company, Tattinger-Kobrand USA and
                                       Quilvest SA. Mr. de Oliveira also
                                       formerly served as a Trustee and
                                       Chairman of the Investment Committee of
                                       The Kauffman Foundation, a Member of
                                       the Investment Committee of The Red
                                       Cross and the Chairman of the Board of
                                       Friends of Education.
-------------------------------------------------------------------------------

Danny L. Hale                          Director of AXA Financial, AXA
9103 Alta Drive, Unit 1105             Equitable and MONY America since May
Las Vegas, NV 89145                    2010. Director of MONY Life (May 2010
                                       to September 2013). From January 2003
                                       to March 2008, served as Senior Vice
                                       President and Chief Financial Officer
                                       of The Allstate Corporation. Prior to
                                       joining The Allstate Corporation in
                                       January 2003, Executive Vice President
                                       and Chief Financial Officer of the
                                       Promus Hotel Corporation until its
                                       acquisition by the Hilton Hotels Group
                                       in 1999. Executive Vice President and
                                       Chief Financial Officer of USF&G
                                       Corporation from 1991 to 1998; prior
                                       thereto, President of the Chase
                                       Manhattan Leasing Company (1988 to
                                       1991).
-------------------------------------------------------------------------------

                                  APPENDIX A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee (Chair).
-------------------------------------------------------------------------------
Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Ms. Fallon-Walsh
                                       was with The Vanguard Group, Inc.
                                       ("Vanguard") from 1995 until her
                                       retirement in 2012, where she held
                                       several executive positions, including
                                       Head of Institutional Retirement Plan
                                       Services from 2006 through 2011. Ms.
                                       Fallon-Walsh started her career at
                                       Security Pacific Corporation in 1979
                                       and held a number of senior and
                                       executive positions with the company,
                                       which merged with Bank of America in
                                       1992. From 1992 until joining Vanguard
                                       in 1995, Ms. Fallon-Walsh served as
                                       Executive Vice President, Bay Area
                                       Region and Los Angeles Gold Coast
                                       Region for Bank of America. Ms.
                                       Fallon-Walsh is currently a member of
                                       the Board of Directors of AXA
                                       Investment Managers S.A. ("AXA IM"),
                                       where she serves on the Audit and Risk
                                       Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee.
-------------------------------------------------------------------------------

Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA
The New York Community Trust           Equitable and MONY America (since
909 Third Avenue                       September 2006). Director of MONY Life
New York, NY 10022                     (September 2006 to September 2013).
                                       President of The New York Community
                                       Trust (since 1990). Prior thereto,
                                       Executive Vice President of The New
                                       York Community Trust (1987 to 1990).
                                       Director and Chairperson of Corporate
                                       Governance Committee and Member of
                                       Executive and Compensation Committees
                                       of AllianceBernstein Corporation (since
                                       July 2002); Former Director and
                                       Chairman of the Board of BoardSource,
                                       Former Trustee of The New School.
                                       Former Chairman of the Board of
                                       Governors of the Milano School of
                                       Management & Urban Policy (The New
                                       School).
-------------------------------------------------------------------------------

Peter S. Kraus                         Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation          Equitable and MONY America (since
1345 Avenue of the Americas            February 2009). Director of MONY Life
New York, NY 10105                     (February 2009 to September 2013).
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of
                                       AllianceBernstein Corporation (since
                                       December 2008). Prior thereto,
                                       Executive Vice President of Merrill
                                       Lynch & Co. (September 2008 to December
                                       2008). Prior thereto, co-head,
                                       Investment Management Division of
                                       Goldman Sachs Group, Inc. (March 1986
                                       to March 2008); also held the following
                                       positions: co-head of the Financial
                                       Institutions Group Tokyo (1990-1996).
                                       Currently, Director of Keewaydin Camp;
                                       Chairman of the Investment Committee of
                                       Trinity College; Chairman of the Board
                                       of California Institute of the Arts;
                                       and Co-Chair of Friends of the Carnegie
                                       International.
-------------------------------------------------------------------------------

                                  APPENDIX A

OFFICERS -- DIRECTORS


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President, AXA
                                       America Holdings, Inc. (since January
                                       2011). Director, AllianceBernstein
                                       Corporation (since February 2011).
-------------------------------------------------------------------------------


OTHER OFFICERS




-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc. and
                                       MONY America. Senior Executive Vice
                                       President of MONY Life (March 2011 to
                                       September 2013). Senior Executive
                                       Director and Chief Human Resources
                                       Officer, AXA Equitable Financial
                                       Services, LLC and AXA Equitable (since
                                       December 2012). Prior thereto, Senior
                                       Executive Vice President AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (March 2011 to December
                                       2012). Senior Executive Vice President,
                                       Head of Human Resources, UniCredit
                                       Group (2005 to February 2011). Vice
                                       President, Human Resources, General
                                       Electric (2001 to 2004). Director, MONY
                                       Assets Corp. (March 2011 to December
                                       2011).
-------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Director and Chief Accounting
                                       Officer (since December 2012), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President and Chief
                                       Accounting Officer, AXA Financial and
                                       MONY America (since September 2011).
                                       Executive Vice President and Chief
                                       Accounting Officer, MONY Life
                                       (September 2011 to September 2013).
-------------------------------------------------------------------------------

Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013) and General Counsel (since May
                                       2010), AXA Financial, Inc.; prior
                                       thereto, Executive Vice President May
                                       2012 to May 2013) and General Counsel
                                       (since May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc.
-------------------------------------------------------------------------------

Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY America (since June
                                       2005). Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice
                                       President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation. Vice President, Secretary
                                       and Associate General Counsel, MONY
                                       Life (June 2005 to September 2013).
-------------------------------------------------------------------------------

                                  APPENDIX A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------

Anthony F. Recine                      Senior Vice President, Chief Compliance
                                       Officer (February 2005 to present) and
                                       Deputy General Counsel (February 2010
                                       to present) of MONY America. Managing
                                       Director, Chief Compliance Officer and
                                       Deputy General Counsel (since December
                                       2012), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       December 2012), Chief Compliance
                                       Officer (February 2005 to present), and
                                       Deputy General Counsel (February 2010
                                       to present); prior thereto, Senior Vice
                                       President, Chief Compliance Officer and
                                       Associate General Counsel (February
                                       2005 to February 2010). Senior Vice
                                       President, Chief Compliance Officer and
                                       Deputy General Counsel, AXA Financial
                                       (since May 2010). Vice President,
                                       Deputy General Counsel and Chief
                                       Litigation Counsel (2000 to February
                                       2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation
                                       Counsel (1990 to 2000). Senior Vice
                                       President, Chief Compliance Officer
                                       (February 2005 to September 2013) and
                                       Deputy General Counsel (February 2010
                                       to September 2013) of MONY Life.
-------------------------------------------------------------------------------
Nicholas B. Lane                       Senior Executive Director (since
                                       December 2012) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable; prior thereto,
                                       Senior Executive Director and
                                       President, Retirement Savings (December
                                       2012 to November 2013); prior thereto,
                                       Senior Executive Vice President
                                       (February 2011 to December 2012) and
                                       President, Retirement Savings (February
                                       2011 to November 2013). Senior
                                       Executive Vice President (since
                                       February 2011) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Executive Vice
                                       President and President, Retirement
                                       Savings (February 2011 to November
                                       2013). Senior Executive Vice President
                                       and President, Retirement Savings, MONY
                                       Life (February 2011 to September 2013).
                                       Director and Member of the Audit
                                       Committee (since February 2011), U.S.
                                       Financial Life Insurance Company and
                                       AXA Equitable Life and Annuity Company.
                                       Director and Chief Retirement Savings
                                       Officer (since February 2011), AXA
                                       Advisors, LLC. Director and Member of
                                       the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (November 2008 to March 2011).
                                       Director, Chairman of the Board,
                                       President, Chief Executive Officer and
                                       Chief Retirement Savings Officer (since
                                       February 2011), AXA Distributors, LLC.
                                       Director, AXA Distribution Holding
                                       Corporation (since October 2013). Head
                                       of Global Strategy & Business Support
                                       and Development (June 2008 to January
                                       2011), AXA SA. Senior Vice President of
                                       Retail Distribution Business Platforms
                                       (February 2006 to June 2008), AXA
                                       Equitable; prior thereto, Vice
                                       President (May 2005 to February 2006).
-------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (since December 2014).
-------------------------------------------------------------------------------

                                  APPENDIX A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman                    Senior Executive Director and Treasurer
                                       (since December 2012), AXA Equitable
                                       and AXA Equitable Financial Services;
                                       prior thereto, Executive Vice President
                                       and Treasurer (September 2012 to
                                       December 2012), Senior Vice President,
                                       Head of Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (since September 2012), AXA
                                       Financial, Inc. and MONY America; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to May 2013).
                                       Executive Vice President and Treasurer,
                                       MONY Life (September 2012 to September
                                       2013). Director, Executive Vice
                                       President, Chief Financial Officer and
                                       Treasurer and Member of the Audit
                                       Committee (since September 2012), AXA
                                       Equitable Life and Annuity Company.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       and Member of the Audit Committee
                                       (since September 2012), U.S. Financial
                                       Life Insurance Company. Director,
                                       President, Chief Executive Officer and
                                       Chief Investment Officer and Chairman
                                       of the Audit Committee (since September
                                       2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman (since September 2012),
                                       Equitable Casualty Insurance Company.
                                       Director, President and Chief Executive
                                       Officer (since September 2012), AXA RE
                                       Arizona Company. Executive Vice
                                       President and Treasurer (since
                                       September 2012), AXA America Holdings,
                                       Inc. Director, President and Chief
                                       Financial Officer (since September
                                       2012), AXA Distribution Holding
                                       Corporation. Director and President,
                                       MONY Life Insurance Company of the
                                       Americas Limited (since September
                                       2012). Director, President and
                                       Treasurer (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director,
                                       President, Chief Executive Officer and
                                       Chief Financial Officer, CS Life Re
                                       Company (since November 2014). Senior
                                       Executive Vice President and Treasurer,
                                       AXA Strategic Ventures US, LLC (since
                                       December 2014).
-------------------------------------------------------------------------------

Priscilla Sims Brown                   Senior Executive Director and Chief
                                       Marketing Officer, AXA Equitable and
                                       AXA Equitable Financial Services since
                                       September 2014. Senior Executive Vice
                                       President and Chief Marketing Officer,
                                       AXA Financial, Inc. and MONY Life since
                                       September 2014. Senior Vice President
                                       and Chief Marketing and Development
                                       Officer, AmeriHealth Caritas (April
                                       2013 to August 2014). Head of
                                       Marketing, Sun Life Financial (January
                                       2009 to March 2013). Served in numerous
                                       roles at Lincoln Financial Group, the
                                       most recent being Chief Marketing
                                       Officer (February 1991 to December
                                       2008).
-------------------------------------------------------------------------------

Michael B. Healy                       Executive Director (since December
                                       2012) and Chief Information Officer
                                       (since May 2011), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, (Executive Vice President (May
                                       2011 to December 2012) and Chief
                                       Information Officer (since May 2011),
                                       Senior Vice President and Chief
                                       Information Officer (September 2010 to
                                       May 2011); Senior Vice President
                                       (September 2009 to November 2010).
                                       Executive Vice President and Chief
                                       Information Officer (since May 2011),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Executive Vice President and
                                       Chief Information Officer (May 2011 to
                                       September 2013), MONY Life; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Senior Vice President, Program
                                       Office at Marsh & McLennan Companies
                                       Inc. (April 2003 to August 2009).
-------------------------------------------------------------------------------

Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appoint Actuary (since May 2008), U.S.
                                       Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------

                                  APPENDIX A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Sharon A. Ritchey                      Senior Executive Director and Chief
                                       Operating Officer, AXA Equitable and
                                       AXA Equitable Financial Services (since
                                       November 2013). Senior Executive Vice
                                       President and Chief Operating Officer,
                                       AXA Financial and MONY America (since
                                       November 2013). Executive Vice
                                       President, Retirement Plans Group, The
                                       Hartford Financial (January 1999 to
                                       January 2013).
-------------------------------------------------------------------------------

Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY Life (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Vice Chairman of the Board, AXA
                                       Advisors, LLC (since September 2013).
                                       Director, AXA Network, LLC (since
                                       October 2013). Director and Member of
                                       Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since March 2011). Senior Vice
                                       President, Business Support and
                                       Development, AXA (June 2010 to May
                                       2013). Vice President of Distribution
                                       Finance (April 2007 to June 2010), Vice
                                       President and head of North American
                                       Investor Relations (November 2003 to
                                       April 2007), Director of Corporate
                                       Finance (1999 to November 2003), AXA
                                       Equitable.
-------------------------------------------------------------------------------

Jurgen Schwering                       Senior Executive Vice President and
                                       Chief Risk Officer, AXA Financial, Inc.
                                       and MONY America (since February 2014).
                                       Senior Executive Director and Chief
                                       Risk Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       February 2014). Member of the Board and
                                       Head of the Health Insurance, AXA
                                       Konzern AG (October 2012 to February
                                       2014); prior thereto, Member of the
                                       Board and Chief Investment Officer
                                       (January 2007 to October 2012); Chief
                                       Investment Officer (March 2004 to
                                       December 2006). Head of Investment
                                       Strategy (March 2000 to March 2004,
                                       Allianz Lebensversicherungs-AG; prior
                                       thereto, Executive Assistant for the
                                       Chief Financial Officer (September 1997
                                       to March 2000).
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------


The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby in-corporated by reference.
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/
-------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
-------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1,
1997 through May 1, 2002; and
October 18, 1999, as previously
supplemented on May 1, 1998 through
May 1, 2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements), May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1,
2005; June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (3
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015       IL Protector(R) Policies

December 19, 1994; May 1, 1995 through
May 1, 2000; September 15,
1995; January 1, 1997; and October 18,
1999 as previously supplemented on
May 1, 1996 through May 1,
2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9,
2001; September 4, 2001; December 1,
2001/(2) /; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003, November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (3 supplements);
June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015       Incentive Life Plus(R) Policies

November 27, 1991 and May 1, 1993
through May 1, 2000 and October 18,
1999, as previously supplemented on
May 1, 1994 through May 1,
2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements); May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1, 2005;
(2 supplements); June 10,
2005; June 25, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23,
2008; May 1, 2008; July 21,
2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15,
2009; February 23, 2009, August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010; May 1, 2010; June 14,
2010; August 25, 2010; February 11,
2011; August 25, 2011; February 6,
2012, June 20; 2012; July 31, 2012;
August 30, 2012; February 15, 2013;
August 21, 2013; November 12, 2013;
February 19, 2014; August 18, 2014;
February 26, 2015                        Incentive Life(R) 2000 and Champion 2000 Policies
-------------------------------------------------------------------------------------------

                                  APPENDIX B

----------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
----------------------------------------------------------------------------------------------------

August 29, 1989; February 27,
1991; May 1, 1990, May 1, 1993-May 1,
2000; and October 18, 1999, as
previously supplemented on May 1, 1994
- May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; December 29,
2000; January 17, 2001; February 9,
2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (2 supplements);
June 10, 2005; June 25,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1,
2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3
Incentive Life(R) Policies
Supplements); August 15, 2008 (2
Special Offer Policies Supplements);
December 1, 2008; January 15,
2009; February 23, 2009 (Incentive
Life(R) Policies only), August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010 (Incentive Life(R) Policies only);
May 1, 2010 (Incentive Life(R) Policies
only); June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only);
February 11, 2011 (Incentive Life(R)
Policies only); August 25, 2011
(Incentive Life(R) Policies only);
February 6, 2012; June 20, 2012; July
31, 2012; February 15, 2013 (All
Policies except Special Offer
Policies); August 30, 2012 (All
Policies); August 21, 2013; November
12, 2013; February 19, 2014; August 18,
2014 (All policies); February 10, 2015
(Incentive Life(R) Policies only);
February 26, 2015 (All policies)         Incentive Life(R) Policies and Special Offer Policies/(2)/
----------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2015 TO PROSPECTUS DATED MAY 1, 2015 FOR INCENTIVE LIFE(R) '99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2015 FOR INCENTIVE LIFE(R) 2000 AND INCENTIVE LIFE(R) PLUS


--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life(R) '99, Incentive Life(R) 2000 and Incentive Life(R) Plus policies ("your policy"). The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to your base policy prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2015. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).


NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;

..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;

..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


                   EVM 07 (10/12)                    Catalog No. 150048 (10/12)
                   IF/IL99, IL 2000 and IL Plus                         #792898

Your policy's mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "Managing your allocations" in the Incentive Life(R) 2000 and Incentive Life(R) Plus Prospectus Supplements this section is entitled "How we allocate charges among your investment options" (in the Incentive Life(R) '99 Prospectus):

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

The section entitled "Growth Cap Rate Available During Initial Year" under "Description of the Market Stabilizer Option" in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

PAID UP DEATH BENEFIT GUARANTEE ENDORSEMENT

If a paid up death benefit guarantee (which may be referred to as a "paid up no lapse guarantee") is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

ACCELERATED DEATH BENEFIT RIDER

If an accelerated death benefit rider (which may be referred to as a "total and permanent disability accelerated death benefit rider" or a "limited life expectancy accelerated death benefit rider") is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the

Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

ENHANCED DEATH BENEFIT GUARANTEE RIDER

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

FACE AMOUNT INCREASE ENDORSEMENT, TERM INSURANCE RIDERS, OR COST OF LIVING
RIDERS

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the "face amount increases" provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2015 relating to Incentive Life Plus Prospectus consisting of 250 pages.

Supplement (in-force - wholesale) dated May 1, 2015 relating to Incentive Life Plus Prospectus consisting of 248 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

   1-A(1)(a)(i)    Certified resolution re Authority to Market Variable Life
                   Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on
                   December 11, 1996.

   1-A(2)          Inapplicable.

   1-A(3)(a)       See Exhibit 1-A(8).

   1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(3)(c)       See Exhibit 1-A(8)(i).

   1-A(4)          Inapplicable.

+  1-A(5)(a)(i)    Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(a)(ii)   Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(b)       Name Change Endorsement (S.97-1), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(c)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(d)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(e)       Substitution of Insured Rider (R94-212) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(f)       Substitution of Insured Rider (R94-212) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

+  1-A(5)(g)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(h)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(i)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(j)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(k)       Disability Rider - Waiver of Premiums (R94-216A) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(l)       Disability Rider - Waiver of Premiums (R94-216A)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

--------
+  State variations not included

+  1-A(5)(m)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(n)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(o)       Accelerated Death Benefit Rider (R94-102) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(p)       Accelerated Death Benefit Rider (R94-102) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(q)       Designated Insured Option Rider (R91-107) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(r)       Designated Insured Option Rider (R91-107) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(s)       Children's Term Insurance Rider (R94-218), incorporated
                   herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(t)       Renewable Term Insurance on the Additional Insured Person
                   (R94-217), incorporated herein by reference to Exhibit
                   No. 27.(d)(xviii) to Registration Statement on Form N-6,
                   (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(u)       Accidental Death Benefit Rider (R94-219), incorporated
                   herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(v)       Yearly Renewable Term Insurance on First of Insureds to Die
                   Rider (R94-211), previously filed with this Registration
                   Statement (File No. 333-17663) on April 8, 2003.

   1-A(5)(w)       Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (d)(xxviii) to Registration
                   Statement on Form N-4 (File No. 333-103199), filed on April
                   21, 2010.

   1-A(6)(a)       Restated Charter of AXA Equitable, as amended August 31,
                   2010, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-05593), filed on April
                   24, 2012.

   1-A(6)(b)       By-Laws of AXA Equitable, as amended September 7, 2004,
                   incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

   1-A(7)          Inapplicable.

--------
+  State variations not included

   1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(8)(i)       Schedule of Commissions, previously filed with this
                   Registration Statement File No. 333-17663 on December 11,
                   1996.

   1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(9)(b)       Amended and Restated Participation Agreement dated July 15,
                   2002 among EQ Advisors Trust, AXA Equitable Life Insurance
                   Company ("AXA Equitable"), AXA Distributors and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                   Registration Statement on Form N-1A (File No. 333-17217 and
                   811-07953), filed on February 7, 2003.

   1-A(9)(b)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

   1-A(9)(b)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

   1-A(9)(b)(v)    Amendment No. 5, dated September 30, 2005, to the Amended
                   and Restated Participation Agreement among EQ Advisors
                   Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the
                   EQ Advisor's Trust Registration Statement (File No.
                   333-17217) on Form N-1A filed on April 5, 2006.

   1-A(9)(b)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

   1-A(9)(b)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

   1-A(9)(b)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

   1-A(9)(b)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

   1-A(9)(b)(x)    Amendment No. 10, dated January 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

   1-A(9)(b)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

   1-A(9)(b)(xii)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

   1-A(9)(b)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

   1-A(9)(b)(xvi)  Amendment No. 16, dated April 30, 2012, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

   2-A(9)(b)       Second Amended and Restated Participation Agreement among
                   the Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                   May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A (File No.
                   333-17217) filed on July 22, 2013.

   2-A(9)(b)(i)    Amendment No. 1 dated as of June 4, 2013 to the Second
                   Amended and Restated Participation Agreement among the
                   Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                   May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A (File No.
                   333-17217) filed on October 1, 2013.

   2-A(9)(b)(ii)   Amendment No. 2 dated as of October 21, 2013 to the Second
                   Amended and Restated Participation Agreement among the
                   Trust, AXA Equitable, FMG LLC and AXA Distributors dated
                   May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A
                   (File No. 333-17217) filed on October 1, 2013.

   2-A(9)(b)(iii)  Amendment No. 3, dated as of April 4, 2014 ("Amendment
                   No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

   2-A(9)(b)(iv)   Amendment No. 4, dated as of June 1, 2014 ("Amendment
                   No. 4"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on April 30, 2014.

   2-A(9)(b)(v)    Amendment No. 5, dated as of July 16, 2014 ("Amendment
                   No. 5"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on February 5, 2015.

   1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                   Premier VIP Trust Registration Statement
                   (File No. 333-70754) on Form N-1A filed on December 10, 2001.

   1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

   1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

   1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

   2-A(9)(c)       Amended and Restated Participation Agreement among the
                   Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form
                   N-1/A (File No. 333-70754) filed on July 22, 2013.

   2-A(9)(c)(i)    Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant,
                   AXA Equitable, FMG LLC and AXA Distributors dated as of
                   May 23, 2012, incorporated herein by reference to AXA
                   Premier VIP Trust Registration Statement on Form N-1/A
                   (File No. 333-70754) filed on October 2, 2013.

   2-A(9)(c)(ii)   Amendment No. 2, dated as of April 18, 2014 ("Amendment No.
                   2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life
                   Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust
                   Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(iii)  Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                   3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(iv)   Amendment No. 4, dated as of December 10, 2014 ("Amendment
                   No. 4"), to the Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among AXA Premier VIP Trust ("Trust"),
                   AXA Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on
                   Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   1-A(9)(d)       Participation Agreement by and Among AIM Variable Insurance
                   Funds, A I M Distributors, Inc., AXA Equitable Life
                   Insurance Company, on Behalf of itself and its Separate
                   Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                   Variable Insurance Funds, AIM Distributors, Inc., AXA
                   Equitable Life Insurance Company, on behalf of its Separate
                   Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(d)(ii)   Amendment No. 2, dated as of April 19, 2010, to the
                   Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim
                   Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4
                   (File No. 2-30070) filed on April 21, 2015.

   1-A(9)(d)(iii)  Amendment No. 3, dated as of April 19, 2010, to the
                   Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

   1-A(9)(d)(iv)   Amendment No. 4, effective May 1, 2012, to the Participation
                   Agreement dated July 1, 2005, among AIM Variable Insurance
                   Funds, Invesco Distributors, Inc., AXA Equitable Life
                   Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA
                   Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

   1-A(9)(d)(v)    Amendment No. 5, dated as of October 1, 2014, to the
                   Participation Agreement dated July 1, 2005, by and among AIM
                   Variable Insurance Funds Invesco Distributors, Inc., AXA
                   Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors
                   LLC, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-202149) filed on
                   February 18, 2015.

   1-A(9)(e)       Fund Participation Agreement dated October 13,2009 among AXA
                   Equitable Life Insurance Company, American Century
                   Investment Management, Inc., and American Century Investment
                   Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

   1-A(9)(f)       Amended and Restated Participation Agreement dated April 16,
                   2010 among Variable Insurance Products Funds, Fidelity
                   Distributors Corporation, and AXA Equitable Life Insurance
                   Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., AXA Equitable Life
                   Insurance Company, AXA Advisors, LLC, and AXA Distributors,
                   LLC, incorporated by reference to the Registration Statement on Form N-4 (File

                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to Participation
                   Agreement as of July 1, 2005 by and among Franklin Templeton
                   Variable Insurance Products Trust, Franklin/Templeton
                   Distributors, Inc., AXA Equitable Life Insurance Company,
                   AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

   1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Goldman Sachs Variable
                   Insurance Trust, Goldman Sachs Asset Management, L.P., and
                   Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                   AXA Equitable Life Insurance Company, Ivy Funds Variable
                   Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Lazard Retirement
                   Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(k)       Participation Agreement among MFS Variable Insurance Trust,
                   Equitable Life Assurance Society of the United States, and
                   Massachusetts Financial Service Company, dated July 18,
                   2002, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                   Inc., T.Rowe Price Investment Services, Inc. and AXA
                   Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                   PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                   LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File
                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)(i)    Third Amendment dated October 20, 2009 to the Participation
                   Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance
                   Trust, and PIMCO Funds Distributions LLC (collectively, the
                   "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(n)       Participation Agreement among Van Eck Worldwide Insurance
                   Trust, Van Eck Securities Corporation, Van Eck Associates
                   Corporation and MONY Life Insurance Company, dated August
                   7,2000, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(n)(i)    Amendment No. 1 dated October 13, 2009 to the Participation
                   Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide
                   Insurance Trust, Van Eck Securities Corporation and Van Eck
                   Associates Corporation (collectively, the "Parties") adding
                   AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(o)       Participation and Service Agreement among AXA Equitable Life
                   Insurance Company and American Funds Distributors, Inc.,
                   American Funds Service Company, Capital Research and
                   Management Company and the American Funds Insurance Series
                   (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

   1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

   1-A(10)(i)      First Amendment dated as of January 1, 2001 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-127445) filed on
                   August 11, 2005.

   1-A(10)(ii)     Second Amendment dated as of January 1, 2012 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   AXA Equitable Life Insurance Company and AXA Distributors
                   LLC incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-05593) filed on
                   April 24, 2012.

   1-A(10)(a)      Distribution Agreement for services by The Equitable Life
                   Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(b)      Transition Agreement for services by AXA Network, LLC and
                   its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(c)      General Agent Sales Agreement dated January 1, 2000 between
                   The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                   Statement on Form N-4, (File No. 2-30070), filed April 19,
                   2004.

   1-A(10)(c)(i)   First Amendment dated as of January 1, 2003, to General
                   Agent Sales Agreement dated January 1, 2000 between The
                   Equitable Life Assurance Society of the United States and
                   AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

   1-A(10)(c)(ii)  Second Amendment dated as of January 1, 2004, to General
                   Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

   1-A(10)(c)(iii) Third Amendment dated as of July 19, 2004, to General Agent
                   Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(iv)  Fourth Amendment dated as of November 1, 2004, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(v)   Fifth Amendment dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                   States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vi)  Sixth Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vii) Seventh Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

   1-A(10)(c)(viii)Eighth Amendment dated as of November 1, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

   1-A(10)(c)(ix)  Ninth Amendment dated as of November 1, 2011 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

   1-A(10)(c)(x)   Tenth Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United
                   States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xi)  Eleventh Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xii) Twelfth Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xiii)Form of Thirteenth Amendment dated as of [      ] to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-2-30070), filed on
                   April 21, 2015.

   1-A(10)(d)      Form of Application for Life Insurance (Form AMIGV-2005),
                   incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                   2006.

   1-A(10)(e)      Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(10)(f)      Application EV4-200Y (Equitable), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(10)(g)      Description of Equitable's Issuance, Transfer and Redemption
                   Procedures for Flexible Premium Policies pursuant to Rule
                   6e-3(T)(b)(12)(iii) under the Investment Company Act of
                   1940, previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(10)(h)      Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, (File
                   No. 333-17663), on April 30, 1999.

   1-A(10)(i)      Illustration of Policy Benefits - Incentive Life Plus,
                   previously filed with this Registration Statement, (File No.
                   333-17663), on April 30, 1999.

   1-A(10)(j)      Illustration of Policy Benefits for Incentive Life,
                   previously filed with this Registration Statement (File
                   No. 333-17663) on April 19, 2001.

   1-A(10)k Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(10)(l)      Illustration of Policy Benefits for IL COLI, previously
                   filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

   2 Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

   3               Inapplicable.

   4               Inapplicable.

   6               Consent of PricewaterhouseCoopers LLP, filed herewith.

   7               Powers of Attorney, filed herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 24th day of April, 2015.

                                 SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                 LIFE INSURANCE COMPANY
                                 (REGISTRANT)


                                 By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                 By: /s/ Shane Daly
                                     ------------------------------------------
                                     Shane Daly
                                     Vice President and Associate General
                                     Counsel

Attest:  /s/ Shane Daly
         -----------------------------------
         Shane Daly, Attorney-in-Fact
         Pursuant to Power of Attorney
         April 24, 2015

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 24th day of April, 2015.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Henri de Castries            Danny L. Hale   Bertram Scott
Ramon de Oliveira            Peter S. Kraus  Lorie A. Slutsky
Denis Duverne                Mark Pearson    Richard C. Vaughan
Barbara Fallon-Walsh

*By:  /s/ Shane Daly
      --------------------------
         Shane Daly
         Attorney-in-Fact

April 24, 2015

                                 EXHIBIT INDEX

EXHIBIT NO.                                         TAG VALUE
-----------                                         ---------

    2        Opinion and Consent of Shane Daly      EX-99.2

    6        Consent of PricewaterhouseCoopers LLP  EX-99.6

    7        Powers of Attorney                     EX-99.7